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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08941

                                             The Vantagepoint Funds

(Exact name of registrant as specified in charter)

                777 North Capitol Street, NE, Washington D.C.                         20002-4240

(Address of principal executive offices)	(Zip code)

Angela Montez, Secretary of the registrant

                777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant's telephone number, including area code: 202-962-4600

Date of fiscal year end: 12/31/06

Date of reporting period:     01/01/06 - 12/31/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 (Report to Shareholders): The annual report is set forth below.

ANNUAL REPORT
December 31, 2006

TABLE OF CONTENTS

Letter from the President of The Vantagepoint Funds	1

Letter from Vantagepoint Investment Advisers, LLC	2

Shareholder Expenses	5

Management’s Discussion of Fund Performance	7

Vantagepoint Funds

Report of Independent Auditors	81

Statements of Assets and Liabilities	82

Statements of Operations	88

Statements of Changes in Net Assets	94

Financial Highlights	109

Notes to Financial Statements	141

Schedules of Investments	168

Joan McCallen President	LETTER FROM THE PRESIDENT OF THE VANTAGEPOINT FUNDS

Dear Shareholders:

At The Vantagepoint Funds, we maintain a long-term focus that we believe is well suited to our investors who are building retirement security for themselves and their families.

Our dedicated team of investment professionals seeks out qualified investment managers and strives to maintain an appropriate balance among their diverse investment styles.

This strategy is designed to offer mutual fund investors an opportunity to diversify their holdings among subadvisers that Vantagepoint Investment Advisers, LLC, the investment adviser, believes to be investment managers who bring complementary investment styles across all asset classes. Over the years, The Vantagepoint Funds have demonstrated the value of this multi-management investment strategy.

Looking back at 2006, I am pleased to report that investors in The Vantagepoint Funds have generally benefited from another strong year of equity market performance in a financial environment of low inflation, steady interest rates and moderating energy and housing markets. A more detailed discussion of market conditions and the performance of The Vantagepoint Funds follows in this report.

As always all of our work, either through The Vantagepoint Funds or related products and services, is dedicated to helping you, our investors, build retirement security. We look forward to serving you again in 2007.

Sincerely,

Joan McCallen

This information is being provided for educational purposes and is not intended to be construed as or relied upon as investment advice. Please consult the current Vantagepoint Funds’ prospectus carefully for a complete summary of all fees, expenses, charges, financial highlights, investment objectives, risks and performance information. Investors should consider the Funds’ investment objectives, risks, charges and expenses before investing or sending money. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of the ICMA Retirement Corporation (“ICMA-RC”), and member NASD/SIPC. For a current prospectus, contact ICMA-RC Services, LLC, 777 North Capitol Street, NE, Washington, DC 20002-4240. 1-800-669-7400.

LETTER FROM VANTAGEPOINT INVESTMENT ADVISERS, LLC

Dear Shareholders:

The capital markets extended gains in 2006, spurred by continued economic growth, historically low unemployment, and moderating inflation concerns. Economic activity, as measured by Gross Domestic Product, grew by a healthy 3.4% for the year. Unemployment rates throughout the year were at historically low levels which would normally prompt fears of wage inflation trickling through the economy. However, following seventeen consecutive interest rate increases, the last four of which came in the first half of 2006, the Federal Reserve paused in the last half of the year.

Although capital markets, for the year, provided positive returns to investors, performance varied widely both across asset classes and throughout the year. For example, at the end of June, year-to-date returns to fixed income investors were generally flat to modestly negative, yet ended the year with returns slightly higher than in 2005. Returns to U.S. equity investors also dipped mid-year but finished strong. 2006 returns varied widely depending on size and style with small capitalization value stocks, as measured by the Russell 2000 Value Index returning 23.48% and large capitalization growth stocks, as measured by the Russell 1000 Growth Index, returning 9.07%. International equity markets also saw differences, notably across regions, and were generally even stronger than U.S. markets in 2006. This broad range of returns is also evident looking across asset classes. A sampling of 2006 returns, as measured by major market indexes, is depicted below:*

The Vantagepoint Funds also benefited from the market gains at levels indicative of their asset class and style focus.

Fund Returns Vantagepoint Actively Managed Funds	Year Ended December 31, 2006

Vantagepoint Money Market Fund	4.51%
Vantagepoint Short-Term Bond Fund	3.98%
Vantagepoint US Government Securities Fund	3.34%
Vantagepoint Asset Allocation Fund	15.51%
Vantagepoint Equity Income Fund	18.73%
Vantagepoint Growth & Income Fund	13.28%
Vantagepoint Growth Fund	10.21%
Vantagepoint Aggressive Opportunities Fund	13.36%
Vantagepoint International Fund	21.14%

*This information is being provided for educational purposes and should not be construed as or relied upon as investment advice or as a solicitation for a particular product or security. Performance reflected above represents past performance. The Lehman Brothers Aggregate Bond Index is an unmanaged index which consists of all investment-grade U.S. fixed income securities. The Lehman Brothers Intermediate Government/Credit Bond Index, a subset of the Lehman Brothers Aggregate Bond Index, is a market value weighted index consisting of government and corporate fixed-rate debt issues with maturities between one and ten years. The Russell 3000 Index measures performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Growth Index measures the growth sector of the United States equity broad market and is a subset of the Russell 3000 Index. The Russell 3000 Value Index measures the value sector of the United States equity market and is a subset of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar-denominated investment-grade Government and corporate public debt securities issued in the U.S. domestic bond market with maturities between 1 and 3 years. The Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. A fund’s portfolio may differ significantly from the securities held in the indexes. Indexes are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio. Investment returns and principal value of an investment in The Vantagepoint Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future returns. Individuals are advised to consider any new investment strategies carefully prior to implementing. Please consult the current Vantagepoint Funds’ prospectus, which contains additional information on management fees, other fund expenses, and investment risks and objectives carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400

Vantagepoint Index Funds	Year Ended December 31, 2006

	Class I	Class II
Vantagepoint Core Bond Index Fund	3.82%	4.11%
Vantagepoint 500 Stock Index Fund	15.27%	15.60%
Vantagepoint Broad Market Index Fund	15.46%	15.68%
Vantagepoint Mid/Small Company Index Fund	14.99%	15.24%
Vantagepoint Overseas Equity Index Fund	25.35%	25.64%

Vantagepoint Model Portfolio Funds

Vantagepoint Model Portfolio Savings Oriented Fund	6.90%
Vantagepoint Model Portfolio Conservative Growth Fund	8.38%
Vantagepoint Model Portfolio Traditional Growth Fund	10.42%
Vantagepoint Model Portfolio Long-Term Growth Fund	12.50%
Vantagepoint Model Portfolio All-Equity Growth Fund	14.58%

Vantagepoint Milestone Funds

Vantagepoint Milestone Retirement Income Fund	7.52%
Vantagepoint Milestone 2010 Fund	8.95%
Vantagepoint Milestone 2015 Fund	10.87%
Vantagepoint Milestone 2020 Fund	11.92%
Vantagepoint Milestone 2025 Fund	12.70%
Vantagepoint Milestone 2030 Fund	13.52%
Vantagepoint Milestone 2035 Fund	14.00%
Vantagepoint Milestone 2040 Fund	14.14%

A discussion of each Fund’s 2006 results follows, beginning on page 7.

U.S. Stocks Extend Gains for a Fourth Consecutive Year

Domestic equity markets began 2006 by extending gains from the prior three years. Relatively low interest rates, a strong economy, healthy corporate earnings, growth in employment and relatively low inflation expectations fueled these gains. However, the markets did not advance uniformly: mid-second quarter, major indexes fell as inflation concerns increased along with energy prices. Late June saw a short rally until mid-July when Middle East tensions raised uncertainty once again. However, by mid-August, inflation fears waned and investors were ready to take advantage of opportunities. The U.S. equity markets rallied through the remainder of the year.

For the year, all domestic equity segments rose, some significantly outstripping long-run averages, with traditional value oriented sectors leading the way, including the Financial, Energy and Utilities sectors. Not surprisingly, value stocks, as represented by the Russell 3000 Value Index, handily outperformed growth stocks, as represented by the Russell 3000 Growth Index, for the year. Notably, 2006 was the seventh consecutive year that value stocks outperformed growth counterparts.

Small-capitalization companies generally outperformed both large- and mid-capitalization companies with much of this outperformance coming in the final quarter of the year as investors’ risk appetite increased and equity markets, in general, rallied in light of favorable conditions.

International Returns Aided by a Weaker Dollar

International markets followed a pattern of returns throughout the year similar to those of the U.S. market. However, for the year as a whole, international equity markets posted higher returns for U.S. investors than did domestic markets due, in part, to a weaker dollar. The bellwether MSCI EAFE Index, rose 26.86% in U.S. dollar terms, based on a 16.46% gain in local currency terms. Each country in the MSCI EAFE Index enjoyed advances in its domestic stock market. European markets led the way providing a 34.36% return to U.S. investors. Pacific Rim countries, as a region, gained 12.51%, with Japan’s 7.35% return lagging. Emerging markets, which are not reflected in the MSCI EAFE Index, generally posted even higher returns.

Interest Rate Hikes Pause Mid-Year

The Federal Reserve’s inflation-fighting incremental rate hike policy paused in June of 2006. After seventeen consecutive quarter-point rate hikes, four of which occurred in 2006, the target Federal Funds rate reached 5.25% mid-year and remained through year-end. The effect of this policy was a progressive increase in short-term rates; intermediate and longer term rates did not increase by the same magnitude resulting in a flat to modestly inverted yield curve in the latter half of 2006.

During 2006, yields on the 3 month Treasury-Bill rose by approximately 100 basis points, or 1%, essentially equivalent to the target Federal Funds rate increases effected by the Federal Reserve. Yields on longer-term Treasury issues also rose but by lesser amounts.

Money market funds provided very similar returns to short-term bonds: the MFR Prime Retail Average, a representative group of institutional, non-government institutional money market funds, returned 4.28% for the year; short-term bonds, as measured by the Merrill Lynch 1-3 Year Government/Corporate Bond Index, returned 4.25%.

In a repetition of last year’s theme, investment grade bond holdings finished the year with returns lower than historical averages. Given the sharp increase in short-term interest rates over the past two years, these lower returns were not unexpected. The Lehman Brothers Aggregate Bond Index, a measure of all issued debt instruments, returned 4.33% for the year; and, intermediate-term bonds, as measured by the Lehman Brothers Intermediate Government/Credit Bond Index provided a return of 4.07% for the year.

As risk aversion waned, lower quality issues led the way in 2006 with the high yield sector providing the only double digit return from a major fixed income sector. Emerging markets debt also posted strong returns to investors.

The Vantagepoint Funds’ 2006 Enhancements

Proactive oversight of Vantagepoint Fund subadvisers plays a key role in our investment strategy. During 2006, Vantagepoint Investment Advisers, LLC (“VIA”) changed three Funds’ subadviser rosters to increase opportunities for future potential returns. Additionally, the portion of these three Funds’ expense ratios attributable to subadviser fees fell slightly as a direct result of the subadviser changes.

In January, the Aggressive Opportunities Fund replaced Wellington Management Company, LLP with TimesSquare Capital Management, LLC and Legg Mason Capital Management, Inc.; the Fund’s four subadvisers combined to outperform both market and peer group benchmarks in 2006.

Also in January, the International Fund added two subadvisers, GlobeFlex Capital, LP and Walter Scott & Partners, Limited, to continuing subadvisers Artisan Partners Limited Partnership and Capital Guardian Trust Company to improve opportunities for future returns.

In May, the Vantagepoint Growth Fund’s subadviser lineup changed as Fidelity Management & Research Company (“Fidelity”) was removed. The assets Fidelity had managed were reallocated among the remaining five subadvisers, Goldman Sachs Asset Management, L.P., Legg Mason Capital Management, Inc., Peregrine Capital Management, Inc., Tukman Capital Management, Inc., and Westfield Capital Management Company, LLC.

VIA continues to manage its Funds with the goal of producing above-average results over the longer-term, with below-average volatility over the shorter-term. By using independent third-party subadvisers to manage certain Funds’ assets, VIA has the flexibility to seek quality managers who VIA believes show potential to provide consistency of style and results. Investors can feel comfortable that The Vantagepoint Funds are managed with the ultimate goal in mind – investor success.

Sincerely,

Vantagepoint Investment Advisers, LLC

The information herein was obtained from various sources; we do not guarantee its accuracy or completeness. Neither the information nor any opinion expressed constitutes an offer, or an invitation to make an offer, to buy or sell any securities. This information is intended for educational purposes only and is not to be construed as investment advice. It does not have regard to the individual investment objectives, financial situation or the particular needs of any specific person who may receive this report. Investors should seek financial advice regarding the appropriateness of investing in any securities or using any investment strategies discussed here and should understand that statements regarding future prospects may not be realized. Investors should note that returns, if any, from investing in securities, will fluctuate and that each security price or value may rise or fall. Accordingly, investors may receive back less than originally invested. Past performance is not an indicator of future performance. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC and member NASD/SIPC. 1-800-669-7400.

Shareholder Expenses

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees, investor services fees, fund services fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a Vantagepoint Fund and to compare these expenses with the ongoing expenses of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

     Actual Expenses

The first section in the example below (entitled “Actual”) provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

     Hypothetical Example for Comparison Purposes

The second section in the example below (entitled “Hypothetical”) provides information about the hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ACTUAL					HYPOTHETICAL

Beginning Account Value 7/01/06	Ending Account Value 12/31/06	Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 7/01/06	Ending Account Value 12/31/06	Annualized Expense Ratio	Expenses Paid During Period*

$1,000.00	$1,024.10	0.63%	$3.21	Money Market**	$1,000.00	$1,022.00	0.63%	$3.21
$1,000.00	$1,029.30	0.66%	$3.38	Short-Term Bond	$1,000.00	$1,021.90	0.66%	$3.36
$1,000.00	$1,035.90	0.60%	$3.08	US Government Securities	$1,000.00	$1,022.20	0.60%	$3.06
$1,000.00	$1,122.20	0.75%	$4.01	Asset Allocation	$1,000.00	$1,021.40	0.75%	$3.82
$1,000.00	$1,127,60	0.89%	$4.77	Equity Income	$1,000.00	$1,020.70	0.89%	$4.53
$1,000.00	$1,104.80	0.80%	$4.24	Growth & Income	$1,000.00	$1,021.20	0.80%	$4.08
$1,000.00	$1,104.70	0.88%	$4.67	Growth	$1,000.00	$1,020.80	0.88%	$4.48
$1,000.00	$1,104.20	1.01%	$5.36	Aggressive Opportunities	$1,000.00	$1,020.10	1.01%	$5.14
$1,000.00	$1,120.30	1.10%	$5.88	International	$1,000.00	$1,019.70	1.10%	$5.60
$1,000.00	$1,048.50	0.44%	$2.27	Core Bond Index Class I	$1,000.00	$1,023.00	0.44%	$2.24
$1,000.00	$1,050.30	0.24%	$1.24	Core Bond Index Class II	$1,000.00	$1,024.00	0.24%	$1.22
$1,000.00	$1,125.30	0.45%	$2.41	500 Stock Index Class I	$1,000.00	$1,022.90	0.45%	$2.29
$1,000.00	$1,125.90	0.25%	$1.34	500 Stock Index Class II	$1,000.00	$1,023.90	0.25%	$1.28
$1,000.00	$1,117.90	0.44%	$2.35	Broad Market Index Class I	$1,000.00	$1,023.00	0.44%	$2.24
$1,000.00	$1,119.10	0.24%	$1.28	Broad Market Index Class II	$1,000.00	$1,024.00	0.24%	$1.22
$1,000.00	$1,090.30	0.51%	$2.69	Mid / Small Company Index Class I	$1,000.00	$1,022.60	0.51%	$2.60
$1,000.00	$1,091.60	0.31%	$1.63	Mid / Small Company Index Class II	$1,000.00	$1,023.60	0.31%	$1.58
$1,000.00	$1,141.90	0.75%	$4.05	Overseas Equity Index Class I	$1,000.00	$1,021.40	0.75%	$3.82
$1,000.00	$1,143.90	0.55%	$2.97	Overseas Equity Index Class II	$1,000.00	$1,022.40	0.55%	$2.80
$1,000.00	$1,056.40	0.81%	$4.20	Model Portfolio Savings Oriented**	$1,000.00	$1,021.10	0.81%	$4.13
$1,000.00	$1,067.70	0.85%	$4.43	Model Portfolio Conservative Growth**	$1,000.00	$1,020.90	0.85%	$4.33
$1,000.00	$1,081.60	0.92%	$4.83	Model Portfolio Traditional Growth**	$1,000.00	$1,020.60	0.92%	$4.69
$1,000.00	$1,097.80	0.98%	$5.18	Model Portfolio Long-Term Growth**	$1,000.00	$1,020.30	0.98%	$4.99
$1,000.00	$1,110.50	1.10%	$5.85	Model Portfolio All-Equity Growth**	$1,000.00	$1,019.70	1.10%	$5.60
$1,000.00	$1,061.60	0.81%	$4.21	Milestone Retirement Income**	$1,000.00	$1,021.10	0.81%	$4.13
$1,000.00	$1,071.80	0.88%	$4.60	Milestone 2010**	$1,000.00	$1,020.80	0.88%	$4.48
$1,000.00	$1,083.80	0.91%	$4.78	Milestone 2015**	$1,000.00	$1,020.60	0.91%	$4.63
$1,000.00	$1,089.10	0.93%	$4.90	Milestone 2020**	$1,000.00	$1,020.50	0.93%	$4.74

ACTUAL					HYPOTHETICAL

Beginning Account Value 7/01/06	Ending Account Value 12/31/06	Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 7/01/06	Ending Account Value 12/31/06	Annualized Expense Ratio	Expenses Paid During Period*

$1,000.00	$1,093.90	0.95%	$5.01	Milestone 2025**	$1,000.00	$1,020.40	0.95%	$4.84
$1,000.00	$1,098.00	0.97%	$5.13	Milestone 2030**	$1,000.00	$1,020.30	0.97%	$4.94
$1,000.00	$1,099.90	0.99%	$5.24	Milestone 2035**	$1,000.00	$1,020.20	0.99%	$5.04
$1,000.00	$1,101.20	0.99%	$5.24	Milestone 2040**	$1,000.00	$1,020.20	0.99%	$5.04

*

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year divided by total number of days in fiscal year e.g. 184/365] (to reflect the one-half year period).

**	This fund invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s).

Vantagepoint Money Market Fund

The Vantagepoint Money Market Fund’s objective is to seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00. The principal investment strategy is to invest substantially all of its assets in the Short-Term Investments Trust Liquid Assets Portfolio, a registered money market mutual fund, which invests in high-quality, short-term money market instruments. The underlying portfolio of the Short-Term Investments Trust Liquid Assets Portfolio consists of certificates of deposit of major U.S. banks, prime commercial paper, high-quality short-term corporate obligations and short-term U.S. Government and agency securities. The underlying fund’s portfolio has an average maturity of less than 90 days.

Performance

The Vantagepoint Money Market Fund’s total return for the year was 4.51%. The Fund’s unmanaged market benchmark, the 30-day U.S. Treasury Bill, returned 4.80%, while the Fund’s peer group benchmark, the MFR Prime Retail Average, returned 4.28%.

Commentary

During the first half of 2006, the Federal Reserve raised the target Federal Funds rate gradually from 4.25% to 5.25%, continuing the monetary tightening campaign it initiated in mid-2004. The Federal Reserve kept this key overnight lending rate unchanged in the second half of 2006, while expressing ongoing inflation concerns. Over the year, U.S. Treasury Bill rates rose 0.65% to 1.00%.

The Fund’s seven-day yield increased from 3.68% at the beginning of the year to 4.74% by the end of the year. The differential of approximately 100 basis points, the same change as the Federal Funds rate, typifies the Fund’s very high correlation with short-term interest rates.

The Short-Term Investments Trust Liquid Assets Portfolio ended the year with a weighted average maturity of 38 days and a weighted average credit quality of A-1+ and P-1 from Standard & Poor’s and Moody’s Investors Service, respectively.*

*	Standard & Poor’s and Moody’s Investors Service are leading providers of independent credit ratings.

Vantagepoint Money Market Fund
Portfolio Holdings as of December 31, 2006*

*	These are the holdings of the Underlying portfolio of the Short-Term Inevestments Trust Liquid Assets Portfolio.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Money Market Fund vs. 30-day U.S. Treasury Bills:
Growth of $10,000 Invested March 1, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Money Market Fund
Total Return for the periods ended December 31, 2006

One Year	4.51%

Three Years	2.67%

Five Years	1.98%

Since Inception	3.00%

Fund Inception Date	March 1, 1999

Past performance does not guarantee future results. Investment returns will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund seeks to maintain a stable net asset value of $1 per share, there is no guarantee that it will do so and it is still possible to lose money by investing in the Fund. All returns reflect reinvested dividends but do not include the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s market benchmark is the 30-day U.S. Treasury Bill, an unmanaged benchmark that does not reflect the cost of portfolio management or trading. The Fund’s portfolio differs significantly from the market index, which is a single security.

Vantagepoint Short-Term Bond Fund

The Vantagepoint Short-Term Bond Fund’s objective is to seek total return that is consistent with preservation of capital. The principal investment strategy is to invest, under normal market conditions, at least 80% of assets in bonds of varying maturities. The Fund also normally invests at least 65% of its assets in debt securities with more than one year of maturity, and its maximum average portfolio maturity (on a dollar-weighted basis) is three years for the entire portfolio.

Performance

The Vantagepoint Short-Term Bond Fund returned 3.98% in 2006. The Fund’s market benchmark, the Merrill Lynch 1-3 Year Government/Corporate Bond Index, returned 4.25%. The Morningstar Short-Term Bond Funds Category Average, a group of mutual funds with similar investment objectives, returned 4.01%.

Commentary

During the first half of 2006, the Federal Reserve raised the target Federal Funds rate gradually from 4.25% to 5.25%, continuing the monetary tightening campaign it initiated in mid-2004. The Federal Reserve kept this key overnight lending rate unchanged in the second half of 2006, while expressing ongoing inflation concerns. In 2006, the shape of the U.S. Treasury yield curve moved from “flat” to “inverted” (short-maturity yields were equal to or higher than long-maturity yields). The short end of the curve tracked Federal Funds, with the yield on the 3-month U.S. Treasury Bill rising 0.93%. Intermediate- and long-term Treasury securities exhibited a more muted response: the 2-year U.S. Treasury-note yield increased 0.41%, while the 30-year U.S. Treasury-bond yield rose by only 0.28%.

In general, the shorter the maturity, the higher the total return earned in 2006. Bonds in non-Treasury sectors (“spread sectors”) saw yield differentials decline during the year as investors’ risk appetite grew, leading almost all spread sectors to outperform U.S. Treasuries on a risk-adjusted basis. The best performing sectors included non-investment grade corporate bonds and emerging market debt, as higher risk realized higher return.

The Fund’s positions in collateralized mortgage obligations and asset-backed securities (particularly those backed by auto loans), an overweight position in BB-rated corporate bonds, as rated by Standard & Poor’s Rating Group, and an underweight exposure to U.S. Treasuries contributed significantly to Fund performance relative to its market benchmark. However, the Fund’s underweight allocations to U.S. agency debt and BBB-rated corporate bonds, as rated by Standard & Poor’s Rating Group, detracted from relative performance. The impact of Fund expenses also contributed to relative underperformance as returns posted by the Fund’s market benchmark do not reflect fees and other expenses borne by the Fund.

The Fund underperformed its peer group, Morningstar Short-Term Bond Funds Category Average, modestly for the year due largely to the higher quality issues held in the Fund relative to the peer group as well as the lower effective duration exhibited by the Fund relative to the peer group.

The Fund’s subadvisers, Payden & Rygel and STW Fixed Income Management Ltd., have different, but complementary, approaches to short-term bond investing. VIA believes that the Fund is well positioned to take advantage of future opportunities toward fulfilling its short-term bond mandate.

Subadviser Data

Payden & Rygel

Founded:	1983
Investment Style:	Broad-based short duration bond management

STW Fixed Income Management Ltd.

Founded:	1977
Investment Style:	Short duration fixed income management

Vantagepoint Short-Term Bond Fund
Sector Allocation as of December 31, 2006

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Short-Term Bond Fund vs. Merrill Lynch 1-3 Government/Corporate Bond Index Growth of $10,000 Invested December 4, 2000*

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Short-Term Bond Fund
Total Return for the periods ended December 31, 2006*

One Year	3.98%

Three Years	2.96%

Five Years	3.30%

Since Inception	3.64%

Fund Inception Date	December 4, 2000

Past performance does not guarantee future results. Investment returns will fluctuate. It is still possible to lose money by investing in the Fund. All returns reflect reinvested dividends but do not include the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s benchmark is the Merrill Lynch 1-3 Year Government/Corporate Bond Index (“Merrill 1-3”). The Merrill 1-3 tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the market index.

* On November 8, 2004, the Fund underwent changes to its investment objective, strategies and investment subadvisers. Performance prior to November 8, 2004, should not be considered representative of the performance of the Fund as currently managed. While the Fund’s goal is to achieve long-term investment results similar to those achieved prior to November 8, 2004, there is no assurance that the Fund will be able to do so.

Vantagepoint US Government Securities Fund

The Vantagepoint US Government Securities Fund’s objective is to offer current income. The principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets in securities issued by the U.S. Treasury, U.S. Government, and U.S. Government-sponsored enterprises, including mortgage-backed securities issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation.

Performance

The Fund returned 3.34% in 2006. Its market benchmark, the Lehman Brothers Intermediate Government Bond Index, returned 3.83%. The Morningstar Intermediate Government Bond Funds Category Average, a group of mutual funds with similar investment objectives, returned 3.43%.

Commentary

During the first half of 2006, the Federal Reserve raised the target Federal Funds rate gradually from 4.25% to 5.25%, continuing the monetary tightening campaign it initiated in mid-2004. The Federal Reserve kept this key overnight lending rate unchanged in the second half of 2006, while expressing ongoing inflation concerns. In 2006, the shape of the U.S. Treasury yield curve moved from “flat” to “inverted” (short-maturity yields were equal to or higher than long-maturity yields.) The short end of the curve tracked Federal Funds, with the yield on the 3-month U.S. Treasury Bill rising 0.93%. Intermediate- and long-term U.S. Treasuries exhibited a more muted response: the 2-year U.S. Treasury note yield increased 0.41%, while the 30-year U.S. Treasury bond yield rose by only 0.28%.

In general, the shorter the maturity, the higher the total return earned in 2006. Bonds in non-Treasury sectors (“spread sectors”) saw yield differentials decline during the year as investors’ risk appetite grew, leading almost all spread sectors to outperform U.S. Treasuries on a risk-adjusted basis. The Fund benefited from this trend, relative to its market benchmark, through its underweight to U.S. Treasury securities, its exposure to mortgage-backed securities and its overweight to U.S. Agencies.

The Fund underperformed its benchmark, the Lehman Brothers Intermediate Government Bond Index, due in large measure to the effect of Fund expenses as the market benchmark return does not include fees and expenses.

VIA believes that the Fund has generally provided investors with a diversified, low credit risk investment option that focuses almost exclusively on fixed income securities issued by the U.S. Government and U.S. Government sponsored enterprises. The Fund’s subadviser employs an enhanced index style of management.

Subadviser Data

Mellon Capital Management Corporation

Founded:	1983
Investment Style:	Enhanced index

Vantagepoint US Government Securities Fund
Sector Allocation as of December 31, 2006

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint US Government Securities Fund vs. Lehman Brothers Intermediate Government Bond Index: Growth of $10,000 Invested March 1, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint US Government Securities Funds vs. Lehman Brothers Intermediate Government Bond Index: Growth of $10,000 Invested December 31, 1996

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint US Government Securities Fund
Average Annual Total Return for the periods ended December 31, 2006

One Year	3.34%

Three Years	2.05%

Five Years	3.28%

Ten Years	5.08%

Fund Inception Date	July 1, 1992

Fund Registration Date	March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s market benchmark, the Lehman Brothers Intermediate Government Bond Index, consists of intermediate U.S. Government securities. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the market index.

Vantagepoint Asset Allocation Fund

The Vantagepoint Asset Allocation Fund’s objective is to offer long-term growth of capital at a lower level of risk than an all-equity portfolio. The principal investment strategy is to tactically allocate assets among common stocks, U.S. Treasury securities and investment grade short-term debt instruments in proportions determined by the subadviser based on relative expected return and risk for each asset class. Under normal circumstances, the Fund invests 40% to 70% of its assets in common stocks; however, the Fund’s investments in common stocks may range from as little as 0% to as much as 100% of Fund assets.

Performance

The Fund returned 15.51% for 2006. The Fund’s market index benchmarks: the S&P 500 Index; the Lehman Brothers Long-Term Treasury Bond Index and the 91-Day Treasury Bill Index, returned 15.80%; 1.91% and 4.82%, respectively, for the year. The Fund’s custom blended benchmark, a blend of 65% S&P 500 Index, 25% Lehman Brothers Long-Term Treasury Bond Index and 10% 91-day U.S. Treasury Bills, returned 11.13%. The Fund’s peer group benchmark, the Morningstar Moderate Allocation Funds Category Average, a group of mutual funds with similar investment objectives, returned 11.26%.

Commentary

The major U.S. stock indexes posted positive returns for the fourth year in a row. The gains were fueled by relatively low interest rates, a strong economic picture, corporate earnings, growth in employment and relatively low inflation expectations. 2006 largely continued and finished where 2005 left off—with value stocks outpacing growth stocks. Additionally, returns for small- and mid-cap stocks exceeded those of large-cap stocks once again. Stocks outperformed bonds again in 2006. Stocks as measured by the S&P 500 Index returned 15.80%. Bonds, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.33%; higher quality Treasury bonds, as measured by the Lehman Long-Term Treasury Bond Index, returned 1.84% for the year. Cash instruments (91-day Treasury Bills) gained 4.82%.

In this environment, the Fund’s performance reflected many of these aforementioned market themes. The Fund’s tactical, high weighting to stocks throughout the year helped propel Fund performance higher than that of both its Morningstar peer group and its custom benchmark. The Fund began 2006 with a 100% allocation to stocks—shifted briefly to 90% stocks and 10% bonds in May—then reverted back to 100% stocks, where it ended the year.

The current 100% allocation to stocks reflects the subadviser’s near-term modeling for favorable stock opportunities relative to those from bonds and cash. Should conditions change that outlook, VIA believes the Fund has the ability to quickly alter its allocation between stocks, bonds and cash for the benefit of the Fund’s investors.

Subadviser Data

Mellon Capital Management Corporation

Founded:	1983
Investment Style:	Tactical asset allocation

Vantagepoint Asset Allocation Fund
Allocation of Assets for the 5 Years Ended December 31, 2006

Vantagepoint Asset Allocation Fund vs. S&P 500 Index vs. Lehman Brothers Long-Term Treasury Bond Index vs. 91-Day T-Bills vs. Blended Benchmark: Growth of $10,000 Invested March 1, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Asset Allocation Fund vs. S&P 500 Index vs. Lehman Brothers Long-Term Treasury Bond Index vs. 91-Day T-Bills vs. Blended Benchmark: Growth of $10,000 Invested December 31,1996

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Asset Allocation Fund
Average Annual Total Return for the periods ended December 31, 2006

One Year	15.51%

Three Years	10.13%

Five Years	7.22%

Ten Years	8.25%

Fund Inception Date	December 1, 1974

Fund Registration Date	March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s custom blended benchmark is comprised of 65% S&P 500 Index, 25% Lehman Brothers Long-Term Treasury Bond Index and 10% 91-Day Treasury Bills. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Lehman Brothers Long-Term Treasury Bond Index consists of all Treasury obligations with maturities of 10 years or greater. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the indexes.

Vantagepoint Equity Income Fund

The Vantagepoint Equity Income Fund seeks long-term capital growth with consistency derived from dividend yield. The principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities. The Fund seeks to invest primarily in the common stocks of companies that are expected to pay dividends at above-market levels. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have the most stable long-term earnings and dividend-paying records. The Fund may also invest in bonds, convertible securities and securities of foreign issuers.

Performance

The Vantagepoint Equity Income Fund returned 18.73% in 2006. Its market benchmark, the Russell 1000 Value Index gained 22.25%; while the Morningstar Large Value Funds Category Average, a group of mutual funds with similar investment objectives, returned 18.18%.

Commentary

The major U.S. stock indexes posted positive returns for the fourth straight year. Relatively low interest rates, a strong economy, healthy corporate earnings, growth in employment, and relatively low inflation expectations fueled these gains. 2006 largely continued and finished where 2005 left off—with value stocks outpacing growth names. Additionally, returns for small- and mid-cap stocks exceeded those of large-caps once again.

Despite generating a significant return in 2006, the Fund underperformed its market benchmark. Relative strength in the Consumer Discretionary, Materials, and Consumer Staples sectors aided Fund performance the most for the year ended December 31, 2006.

•

Fund holdings in the Consumer Discretionary sector generated the highest contribution to Fund return based on its relative overweight positioning and strong stock selection. The Media sub-sector was strong as many holdings generated high, double-digit returns. Meanwhile, the Automobile and Leisure Products sub-sectors were strong relative performers due to favorable stock selection.

•

Return contribution from the Materials sector was strong versus the benchmark as the Fund was relatively overweight in the Chemicals sub-sector, and benefitted from strong stock selection in the Construction Materials sub-sector. Nearly every Fund holding in this sector generated high, double-digit returns.

•	Relative performance in the Consumer Staples sector was strong across nearly every sub-sector. However, Household Products and Tobacco provided the largest relative contributions.

Fund holdings in several sectors underperformed during the year relative to the benchmark, detracting from overall performance.

•	The Information Technology sector posted the weakest relative performance due primarily to an overweight stance and a single lagging stock in the Computers and Peripherals sub-sector.

•

The Telecommunications Services sector generated weak relative performance due primarily to poor stock selection. Particularly, the share price weakness of a mis-timed holding in the Wireless sub-sector hindered performance.

•

Within the Financials sector, Fund holdings generated good performance on an absolute basis, but were a moderate detractor versus the benchmark as weak stock selection in the Capital Markets and Insurance sub-sectors coupled with unfavorable weighting exposure to the Consumer Finance and REIT sub-sectors hurt return.

•

Fund holdings in the Energy sector generated good performance on an absolute basis, but were a moderate detractor versus the benchmark as unfavorable stock selection and an underweight stance hurt return. Energy share prices remained firm despite fluctuations in commodity pricing, declines in production, and continued turmoil in the Middle East.

Because of the Fund’s multi-management structure, the Fund has achieved a very favorable performance record versus the benchmark and its large value peer universe for longer-term timeframes. However, past performance is not a guarantee of future returns. Subadvisers continue to seek out those undervalued investment options offering the best long-term value opportunities to build overall portfolio strength.

Subadviser Data

Barrow, Hanley, Mewhinney & Strauss, Inc.

Founded:	1979
Investment Style:	Contrarian value

Southeastern Asset Management, Inc.

Founded:	1975
Investment Style:	Special situations value

T. Rowe Price Associates, Inc.

Founded:	1937
Investment Style:	Relative yield value

Vantagepoint Equity Income Fund
Sector Allocation as of December 31, 2006

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Equity Income Fund vs. Russell 1000 Value Index:
Growth of $10,000 Invested March 1, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Equity Income Fund vs. Russell 1000 Value Index:
Growth of $10,000 Invested December 31, 1996

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Equity Income Fund
Average Annual Total Return for the periods ended December 31, 2006

One Year	18.73%

Three Years	12.96%

Five Years	10.28%

Ten Years	10.88%

Fund Inception Date	April 1, 1994

Fund Registration Date	March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s market benchmark, the Russell 1000 Value Index, consists of a subset of the Russell 1000 Index that includes stocks with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the market index.

Vantagepoint Growth & Income Fund

The Vantagepoint Growth & Income Fund’s objective is to offer long-term capital growth and current income. The principal investment strategy is to invest primarily in common stocks that the Fund’s subadvisers believe offer the potential for capital appreciation and, secondarily, current income by investing in dividend-paying stocks.

Performance

The Fund returned 13.28% in 2006. The S&P 500 Index, the Fund’s market benchmark, gained 15.80%. The Morningstar Large Blend Funds Category Average, a group of mutual funds with similar investment objectives, advanced 14.15%.

Commentary

U.S. equity markets produced double digit returns for the year, reflecting a healthy global economy with strong corporate profits, low inflation, and reasonable interest rates. The S&P 500 Index finished 15.80% higher, the Nasdaq gained 10.39% and the Dow Jones Industrial Average advanced 19.05%. Sector returns were all positive, with Telecommunications, Energy and Utility stocks rising significantly, fueled by consolidations within the Diversified Telecommunications industry and higher oil prices.

For the year, the Fund produced a healthy 13.28% return, but underperformed the S&P 500 Index. Gains were spread across all sectors, with Industrials and Consumer Staples outperforming their benchmark sectors.

•	The Fund’s holdings in Industrials boosted performance, particularly in the Machinery industry where the robust global economy increased worldwide demand for industrial equipment.

•	Consumer Staples returns were strong throughout the sector. Fund outperformance in this sector was particularly driven by strong performance in Food Products and Retailing industries.

While adding to the Fund’s overall return, the Fund holdings in the Financials, Information Technology, Healthcare, and Consumer Discretionary sectors represented the greatest detractors from relative performance. Stock selection within these sectors was the primary cause for the Fund’s underperformance.

•

While holdings in most industries comprising the Financials sector underperformed, Consumer Finance stocks, in particular, negatively impacted the Fund’s performance. Concerns about consumer spending and borrowers’ ability to meet obligations depressed stock prices. Legislative concerns regarding the government-sponsored student loan program also dampened this sector’s performance.

•	Depressed demand, particularly for Computers & Peripherals and Semiconductors, negatively impacted performance in the Information Technology sector.

•	Performance of Healthcare stocks lagged the benchmark, primarily due to investor concerns regarding stock-option practices and restated, reduced earnings.

•

Although Fund holdings in the Consumer Discretionary sector posted strong absolute returns, positions in the Media and Specialty Retail industries led to Fund underperformance relative to the benchmark in this sector.

The Fund blends three complementary styles of investing – value, growth and core. Three subadvisers implement this strategy, each managing one of the three styles, with a goal to provide favorable results with more consistency over time than a single-style fund.

Subadviser Data

Capital Guardian Trust Company

Founded:	1968
Investment Style:	Selected opportunities

T. Rowe Price Associates, Inc.

Founded:	1937
Investment Style:	Blue chip growth

Wellington Management Company, LLP

Founded:	1928
Investment Style:	Yield-focused value

Vantagepoint Growth and Income Fund
Sector Allocation as of December 31, 2006

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Growth & Income Fund vs. S&P 500 Index:
Growth of $10,000 Invested March 1, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Growth & Income Fund vs. S&P 500 Index:
Growth of $10,000 Invested October 2, 1998

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Growth & Income Fund
Average Annual Total Return for the periods ended December 31, 2006

One Year	13.28%
Three Years	9.35%
Five Years	5.62%
Since Inception	9.41%
Fund Inception Date	October 2, 1998
Fund Registration Date	March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s market benchmark, the S&P 500 Index, consists of 500 companies representing larger capitalization stocks traded in the U.S. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the market index.

Vantagepoint Growth Fund

The Vantagepoint Growth Fund’s objective is to offer long-term capital growth. The principal investment strategy is to invest primarily in common stocks that are considered by the Fund’s subadvisers to have above-average potential for growth.

Performance

The Vantagepoint Growth Fund returned 10.21% in 2006. The Fund’s market benchmark, the Russell 1000 Growth Index, gained 9.07% for the year; the Morningstar Large Growth Category Average, a group of mutual funds with similar investment objectives and the Fund’s peer group benchmark, returned 6.93%.

Commentary

Generally, U.S. equity markets provided double digit returns for the year as corporate profits, with a foundation of strong cash flows, exceeded expectations and the Federal Reserve ended a multi-year program of target Federal Funds rate increases. Continuing a multi-year trend, small-cap stocks once again outperformed large-cap offerings while value stocks outpaced growth stocks.

The Fund outperformed both its market benchmark and large growth fund peer group in 2006. Fund holdings in the Materials, Financials, and Consumer Discretionary sectors contributed to performance.

•

The Materials sector advanced sharply in the Fund as holdings involved with titanium soared as demand and earnings increased. Chemical stocks and firms involved in construction materials also performed well in this sector.

•

Holdings in the Financials sector continued their good performance in the Fund aided by several different industries. Investment banking firms benefited from a boom in mergers and acquisitions and an increase in trading volumes and resultant higher revenue. Real estate investment trusts soared as revenues increased, take-over speculation persisted and vacancy rates in commercial properties remained low.

•

Consumer Discretionary stocks also led the Fund higher with its investments in hotel, media and automotive stocks. Hotel stocks performed well as bookings increased coupled with an upbeat forecast of growth. Media stocks rebounded nicely off a terrible 2005, partly due to merger activity within the group that affected many companies’ stock prices. The Fund’s holding in a leading motorcycle manufacturer rose due to the company’s strong sales during the riding season and the fact that its new product cycle is still in its early stages.

Holdings in two traditional growth sectors, Technology and Healthcare, detracted from performance.

•

Technology stocks lagged in 2006 as earnings in the sector were unimpressive overall. The sector declined sharply in the first half of the year until rallying in mid-summer in anticipation of significant profit growth in 2007.

•

The Healthcare sector started out the year sluggishly as many investors favored investments in cyclical stocks. As the economic picture started to cool, the sector rebounded during the second half of the year. Healthcare stocks produced only a small gain for the year.

In May 2006, the Vantagepoint Funds’ Board of Directors approved changes to the Fund, eliminating Fidelity Management & Research Company as a Fund subadviser. The assets managed by Fidelity were transitioned and reallocated among the Fund’s five remaining subadvisers.

At year-end, the Fund’s five subadvisers continue to complement one another by providing five different styles of growth investing. This multi-management approach seeks to position the Fund for attractive long-term investment opportunities.

Subadviser Data*

Goldman Sachs Asset Management, L.P.

Founded:	1988
Investment Style:	Structured growth

Legg Mason Capital Management, Inc.

Founded:	1982
Investment Style:	Opportunistic growth

Peregrine Capital Management, Inc.

Founded:	1984
Investment Style:	Concentrated growth

Tukman Capital Management, Inc.

Founded:	1980
Investment Style:	Contrarian growth

Westfield Capital Management Company, LLC

Founded:	1989
Investment Style:	Thematic growth

* In May 2006 the Fund’s Board of Directors approved changes to the subadvisers of the Fund. Please see the Notes to the Financial Statements for more information.

Vantagepoint Growth Fund
Sector Allocation as of December 31, 2006

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Growth Fund vs. Russell 1000 Growth Index:
Growth of $10,000 Invested March 1, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Growth Fund vs. Russell 1000 Growth Index:
Growth of $10,000 Invested December 31, 1996

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Growth Fund
Average Annual Total Return for the periods ended December 31, 2006

One Year	10.21%
Three Years	6.07%
Five Years	3.07%
Ten Years	7.01%
Fund Inception Date	April 1, 1983
Fund Registration Date	March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s market benchmark, the Russell 1000 Growth Index consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the market index.

Vantagepoint Aggressive Opportunities Fund

The Vantagepoint Aggressive Opportunities Fund’s objective is to offer high long-term capital appreciation. The principal investment strategy is to invest, under normal circumstances, primarily in common stocks of small- to medium-capitalization U.S. and foreign companies that the Fund’s subadvisers believe offer the opportunity for high capital appreciation.

Performance

The Vantagepoint Aggressive Opportunities Fund returned 13.36% in 2006. The Fund’s market benchmark, the Russell MidCap Growth Index, gained 10.66%; the Morningstar Mid-Cap Growth Funds Category Average, a group of mutual funds with similar investment objectives, returned 9.01%.

Commentary

Generally, U.S. equity markets provided double digit returns as corporate profits, with a foundation of strong cash flows, exceeded expectations and the Federal Reserve ended a multi-year program of target Federal Funds rate increases. The three measures of broad domestic equity market performance all produced higher than historical average returns. The S&P 500 Index finished the year 15.80% higher, the Nasdaq gained 10.39%; and, the Dow Jones Industrial Average realized the largest gain of the three, rising 19.05%. Small-cap stocks once again outperformed large-cap offerings; mid-cap stocks, like those held in the Vantagepoint Aggressive Opportunities Fund, produced the lowest return of the three primary capitalization groups.

In this environment, the Vantagepoint Aggressive Opportunities Fund posted a strong return in 2006, outperforming both its market benchmark and, particularly, its peer group benchmark. Fund holdings in the Consumer Discretionary, Financials and Telecommunication Service sectors aided Fund performance the most during 2006. International holdings also improved Fund performance.

•

Fund holdings in the Consumer Discretionary sector produced strong results. Areas of particular profitability included rebounding Automobile manufacturers and part suppliers, content and delivery Media companies and Specialty (niche) Retail companies.

•

Japanese Insurance company holdings in the Fund, 2005 return leaders in the Financial sector, continued to rise; however, Property and Casualty companies, supported by improving balance sheets, lower natural disaster claims, and consecutive quarterly positive operational cash flow assumed the performance lead among Fund holdings in the Insurance sector. Financial services, particularly broker-dealer and asset management holdings, provided additional positive return.

•

Telecommunication Service companies appreciated dramatically in both the market benchmark and the Fund. The Fund’s overweight position in this sector added to the Fund’s strong relative performance. Holdings in companies as divergent as cell phone tower companies to emerging market service providers to telecommunication infrastructure companies boosted Fund returns.

•

Underweight relative to the benchmark, the Energy sector also contributed to overall Fund performance, due primarily to stock selection. While energy stocks within the index lost value during the year, Fund holdings in the sector increased on the foundation of oil service companies.

The Fund experienced positive returns in all but one market sector, Consumer Staples, which also represents the sector to which subadvisers allocated the smallest amount of Fund assets.

The Aggressive Opportunities Fund experienced a restructuring during January 2006. Due to strategic asset allocation reasons, Legg Mason Capital Management, Inc., and TimesSquare Capital Management, LLC replaced Wellington Management Company, LLP in the Fund’s subadviser roster. This adjustment reduced the Fund’s exposure to foreign companies. While the previously employed global exposure aided Fund returns, the current structure results in Fund characteristics more closely correlated to the market benchmark, Russell MidCap Growth Index.

The Fund’s four subadvisers, who employ distinct, yet complementary, investing styles, remain committed to their strategies. By combining subadvisers, the Fund seeks to provide favorable results for investors with more consistency over time than a single-manager fund.

Subadviser Data*

Southeastern Asset Management, Inc.

Founded:	1975
Investment Style:	Worldwide special situations

T. Rowe Price Associates, Inc.

Founded:	1937
Investment Style:	Emerging growth

Legg Mason Capital Management, Inc.

Founded:	1982
Investment Style:	Opportunistic growth

TimesSquare Capital Management, LLC

Founded:	2004
Investment Style:	Growth opportunities

* On January 19, 2006, the Fund’s Board of Directors approved changes to the subadvisers of the Fund. Please see the Notes to the Financial Statements for more information.

Vantagepoint Aggressive Opportunities Fund
Sector Allocation as of December 31, 2006

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Aggressive Opportunities Fund vs. Russell MidCap Growth Index
Growth of $10,000 Invested March 1, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Aggressive Opportunities Fund vs. Russell MidCap Growth Index
Growth of $10,000 Invested December 31, 1996

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Aggressive Opportunities Fund
Average Annual Total Return for the periods ended December 31, 2006

One Year	13.36%

Three Years	14.18%

Five Years	5.79%

Ten Years	7.99%

Fund Inception Date	October 1, 1994

Fund Registration Date	March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s market benchmark, the Russell MidCap Growth Index is a subset of the Russell MidCap Index that includes companies with higher price-to-book ratios and higher forcasted growth values. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the market index.

Vantagepoint International Fund

The Vantagepoint International Fund’s objective is to offer long-term capital growth and diversification by country. The principal investment strategy is to invest primarily in the common stocks of companies headquartered outside the United States. The Fund will invest, under normal circumstances, at least 80% of its assets in foreign equity securities.

Performance

The Vantagepoint International Fund returned 21.14% in 2006. The Fund’s market benchmark, the MSCI EAFE Index, returned 26.86%. The Morningstar Foreign Large Blend Category Average, a group of mutual funds with similar investment objectives, returned 24.82%.

Commentary

International stocks continued their winning streak marking their fourth consecutive year of double-digit gains, and their fifth consecutive year outperforming U.S. stocks. Emerging market stocks again outpaced developed markets and value stocks again beat growth stocks. However, one streak was snapped – international small-cap stocks trailed their large-cap counterparts for the first time in seven years. Nevertheless, they still managed respectable double-digit gains.

Although some things about 2006 simply continued on from 2005, performance among major developed markets stood in contrast to the prior year. Japanese stocks went from the best performers to the worst performers on concerns about the impact of a potential economic slowdown in the U.S. and less robust domestic growth than expected. European stocks rose significantly on attractive valuations, profit growth, economic strength and merger and acquisition activity. Asian markets, excluding Japan, gained ground on continued economic growth and Latin American markets rose as corporations realized productivity gains and countries avoided political turbulence.

Market gains were widespread among economic sectors with all sectors realizing double-digit gains and seven of ten sectors realizing returns in excess of 25%. Utility stocks surpassed all others as regulatory reforms enhanced future prospects, and materials and industrial stocks continued to reflect global growth.

With a return of 21.14%, the Fund registered strong performance in 2006. The Fund’s sources of return reflected the widespread strength across countries and economic sectors, with gains being distributed evenly throughout the portfolio. Fund holdings in European banks and insurance companies, Hong Kong telecommunication and real estate holdings and emerging market positions in Mexico and Russia all contributed significantly to the Fund’s gains.

However, despite these strong gains, performance trailed that of the benchmark. Foreign currency impacts, country allocation and stock selection all detracted from overall relative performance. Greater exposure to Japan and less exposure to Europe served the Fund well in 2005 but acted as a headwind in 2006 as market sentiment shifted. An opportunistic bias toward growth stocks also hindered relative performance as value stocks generally outperformed.

The International Fund experienced a restructuring during January 2006. Two new subadvisers, GlobeFlex Capital, L.P. and Walter Scott & Partners, Ltd., joined two existing subadvisers, Artisan Partners Limited Partnership and Capital Guardian Trust Company, in managing Fund assets.

The Fund’s subadvisers take a long-term approach toward investing. Each of the Fund’s four subadvisers uses a distinct investment strategy to select among countries and companies. Through their complementary approaches, they seek opportunities offering attractive risk and return qualities.

Subadviser Data*

Capital Guardian Trust Company

Founded:	1968
Investment Style:	International selected opportunities

Artisan Partners Limited Partnership

Founded:	1995
Investment Style:	International growth opportunities

GlobeFlex Capital, LP

Founded:	1994
Investment Style:	Diversified all-cap

Walter Scott & Partners Limited

Founded:	1983
Investment Style:	Concentrated growth

* On December 16, 2005, the Fund’s Board of Directors approved changes to the subadvisers of the Fund. Please see the Notes to the Financial Statements for more information.

Vantagepoint International Fund
Sector Allocation as of December 31, 2006

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint International Fund vs. MSCI EAFE Index
Growth of $10,000 Invested March 1, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint International Fund vs. MSCI EAFE Index
Growth of $10,000 Invested December 31, 1996

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint International Fund
Average Annual Total Return for the periods ended December 31, 2006

One Year	21.14%

Three Years	17.72%

Five Years	12.45%

Ten Years	6.41%

Fund Inception Date	October 1, 1994

Fund Registration Date	March 1, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s market benchmark, the MSCI EAFE Index, consists of approximately 1,100 securities listed on the stock exchanges of developed markets of-countries in Europe, Australasia and the Far East. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the market index.

Vantagepoint Index Funds

The Vantagepoint Index Funds follow an indexed or “passively managed” approach to investing. The Funds invest in securities that are selected to approximate the investment characteristics and performance of their respective benchmarks. To minimize transaction costs, the Index Funds, with the exception of the Vantagepoint 500 Stock Index Fund, use sampling techniques to approximate their benchmarks’ characteristics using fewer securities than are contained in the Index.

The Vantagepoint Core Bond Index Fund’s objective is to offer current income by approximating the performance of the Lehman Brothers Aggregate Bond Index.

The Vantagepoint 500 Stock Index Fund’s objective is to offer long-term capital growth by approximating the performance of the S&P 500 Index.

The Vantagepoint Broad Market Index Fund’s objective is to offer long-term capital growth by approximating the performance of the Dow Jones Wilshire 5000 Composite Index.

The Vantagepoint Mid/Small Company Index Fund’s objective is to offer long-term capital growth by approximating the performance of the Dow Jones Wilshire 4500 Completion Index.

The Vantagepoint Overseas Equity Index Fund’s objective is to offer long-term capital growth and diversification by approximating the performance of the MSCI EAFE Free Index.

During the first half of 2006, the Federal Reserve raised the Federal Funds target rate gradually from 4.25% to 5.25%, continuing the monetary tightening campaign it initiated in mid-2004. The Federal Reserve left this key overnight lending rate unchanged in the second half of 2006, while expressing ongoing inflation concerns. In 2006, the shape of the U.S. Treasury yield curve moved from “flat” to “inverted.” In general, the shorter the maturity, the higher the total return earned in 2006. The Lehman Brothers Aggregate Bond Index returned 4.33% for the year. The Vantagepoint Core Bond Index Fund (Class II shares), which tracks that index, returned 4.11%.

The major U.S. stock indexes posted positive returns for the fourth year in a row, after three negative years between 2000 and 2002. Relatively low interest rates, an improving economic picture, rising corporate earnings, growth in employment and relatively low inflation expectations fueled these gains. 2006 largely continued and finished where 2005 left off—with value stocks outpacing growth stocks. Additionally, returns for small- and mid-cap stocks exceeded those of large-cap stocks once again.

The Vantagepoint 500 Stock Index Fund (Class II shares) returned 15.60%. The Fund tracks the S&P 500 Index, which gained 15.80%. The Vantagepoint Broad Market Index Fund (Class II shares) returned 15.68%. The Fund tracks the Dow Jones Wilshire 5000 Composite Index, which includes the stocks of all U.S.-headquartered companies and returned 15.77%. The Vantagepoint Mid/Small Company Index Fund (Class II shares) returned 15.24%. The Fund tracks the Dow Jones Wilshire 4500 Completion Index, which measures the performance of small- and mid-sized companies and returned 15.29%.

In general, international stocks experienced strong positive returns in 2006. The U.S. dollar’s depreciation against major currencies served to increase returns to U.S. investors. The Vantagepoint Overseas Equity Index Fund (Class II shares) returned 25.64%. The MSCI EAFE Free Index, which comprises larger stocks in developed markets, returned 26.86% in dollar terms.

As of December 31, 2006, each Index Fund invested in an indexed portfolio managed by Mellon Capital Management Corporation.

Subadviser Data

Mellon Capital Management Corporation

Founded:	1983
Investment Style:	Index portfolio

This information is being provided for educational purposes and is not intended to be construed as or relied upon as investment advice. This information is not intended to be construed as a solicitation for particular product or security. Performance reflected above represents past performance. The Lehman Brothers Aggregate Index represents securities that are U.S. domestic, taxable, and dollar denominated. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P 500 is an Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Dow Jones Wilshire 5000 Composite Index consists of common equity securities of companies domiciled in the U.S. for which daily pricing is available. It is the broadest measure of the U.S. equity market. The Dow Jones Wilshire 4500 Completion Index measures the performance of all small and mid-cap stocks. The MSCI EAFE Free Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. A fund’s portfolio may differ significantly from the securities held in the indexes. Indexes are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual open-ended investment company portfolio. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future returns. Individuals are advised to consider any new investment strategies carefully prior to implementing. Please consult the current Vantagepoint Funds prospectus, which contains additional information on management fees, other fund expenses, and investment risks and objectives carefully prior to investing any money. Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

Vantagepoint Core Bond Index Fund
Sector Allocation as of December 31, 2006

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Core Bond Index Fund Class I vs. Lehman Brothers Aggregate Bond Index:
Growth of $10,000 Invested March 1, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Core Bond Index Fund Class II vs. Lehman Brothers Aggregate Bond Index:
Growth of $10,000 Invested April 5, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Core Bond Index Fund
Average Annual Total Return for the periods ended December 31, 2006

	Class I Shares	Class II Shares

One Year	3.82%	4.11%
Three Years	3.27%	3.50%
Five Years	4.59%	4.82%
Since Inception	5.77%	5.98%

Inception Date	June 2, 1997	June 2, 1997
Offering Date	March 1, 1999	April 5, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 (Class I Shares) and April 5, 1999 (Class II Shares), represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s benchmark, the Lehman Brothers Aggregate Bond Index, consists of all investment-grade U.S. fixed income securities. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the market index.

Vantagepoint 500 Stock Index Fund
Sector Allocation as of December 31, 2006

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint 500 Stock Index Fund Class I vs. S&P 500 Index:
Growth of $10,000 Invested March 1, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint 500 Stock Index Fund Class II vs. S&P 500 Index:
Growth of $10,000 Invested April 5, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint 500 Stock Index Fund
Average Annual Total Return for the periods ended December 31, 2006

	Class I Shares	Class II Shares

One Year	15.27%	15.60%
Three Years	9.97%	10.16%
Five Years	5.73%	5.94%
Since Inception	6.74%	6.95%

Inception Date	June 2, 1997	June 2, 1997
Offering Date	March 1, 1999	April 5, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 (Class I Shares) and April 5, 1999 (Class II Shares), represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s benchmark, the S&P 500 Index, consists of 500 companies representing larger capitalization stocks traded in the U.S. The index is unmanaged and does not reflect the costs of portfolio management or trading.

Vantagepoint Broad Market Index Fund
Sector Allocation as of December 31, 2006

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Broad Market Index Fund Class I vs. Dow Jones Wilshire 5000 Composite Index:
Growth of $10,000 Invested March 1, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Broad Market Index Fund Class II vs. Dow Jones Wilshire 5000 Composite Index:
Growth of $10,000 Invested April 5, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Broad Market Index Fund Average Annual Total Return for the periods ended December 31, 2006

	Class I Shares	Class II Shares

One Year	15.46%	15.68%
Three Years	11.04%	11.28%
Five Years	7.06%	7.30%
Ten Years	8.16%	8.38%

Inception Date	October 1, 1994	October 1, 1994
Offering Date	March 1, 1999	April 5, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 (Class I Shares) and April 5, 1999 (Class II Shares), represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Dow Jones Wilshire 5000 Composite Index consists of all common equity securities of companies domiciled in the U.S. for which daily pricing is available. This index is calculated using two different weighing methodologies: full market capitalization (full-cap) and float-adjusted market capitalization (float-adjusted). The full-cap methodology weights each of the constituents according to its total, or full, market capitalization. The float-adjusted methodology adjusts an individual stock’s market capitalization to account for shares that may be restricted or otherwise unavailable for purchase and first became available in 2004. The growth of $10,000 invested in the Dow Jones Wilshire 5000 Composite Index as shown in the chart has been calculated using the performance of the full-cap methodology from fund registration in 1999 to September 2004 and using the float-adjusted methodology after September 2004. Since the float-adjusted methodology became available in 2004, it has been considered a more appropriate comparison of fund performance. Had the growth of $10,000 in the Dow Jones Wilshire 5000 Composite Index been calculated solely using the full-cap methodology for the entire period it would have been $14,827 and $14,276 for Class I and Class II, respectively.

Vantagepoint Mid/Small Company Index Fund
Sector Allocation as of December 31, 2006

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Mid/Small Company Index Fund Class I vs. Dow Jones Wilshire 4500 Completion Index: Growth of $10,000 Invested March 1, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Mid/Small Company Index Fund Class II vs. Dow Jones Wilshire 4500 Completion Index: Growth of $10,000 Invested April 5, 1999

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Mid/Small Company Index Fund Average Annual Total Return for the periods ended December 31, 2006

	Class I Shares	Class II Shares

One Year	14.99%	15.24%
Three Years	14.11%	14.31%
Five Years	11.50%	11.70%
Since Inception	8.73%	8.95%

Inception Date	June 2, 1997	June 2, 1997
Offering Date	March 1, 1999	April 5, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 (Class I Shares) and April 5, 1999 (Class II Shares), represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Dow Jones Wilshire 4500 Completion Index consists of all common equity securities of companies domiciled in the U.S. for which daily pricing is available less the 500 stocks in the S&P 500 Index. This index is calculated using two different weighing methodologies: full market capitalization (full-cap) and float-adjusted market capitalization (float-adjusted). The full-cap methodology weights each of the constituents according to its total, or full, market capitalization. The float-adjusted methodology adjusts an individual stock’s market capitalization to account for shares that may be restricted or otherwise unavailable for purchase and first became available in 2004. The growth of $10,000 invested in the Dow Jones Wilshire 4500 Completion Index as shown in the chart has been calculated using the performance of the full-cap methodology from fund registration in 1999 to September 2004 and using the float-adjusted methodology after September 2004. Since the float-adjusted methodology became available in 2004, it has been considered a more appropriate comparison of fund performance. Had the growth of $10,000 in the Dow Jones Wilshire 4500 Completion Index been calculated solely using the full-cap methodology for the entire period it would have been $19,324 and $18,599 for Class I and Class II, respectively.

Vantagepoint Overseas Equity Index Fund
Sector Allocation as of December 31, 2006

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Overseas Equity Index Fund Class I vs. MSCI EAFE Free Index
Growth of $10,000 Invested March 1, 1999

Source For Benchmark Returns: Ibbotson Associates

Vantagepoint Overseas Equity Index Fund Class II vs. MSCI EAFE Free Index:
Growth of $10,000 Invested April 5, 1999

Source For Benchmark Returns: Ibbotson Associates

Vantagepoint Overseas Equity Index Fund
Average Annual Total Return for the periods ended December 31, 2006

	Class I Shares	Class II Shares

One Year	25.35%	25.64%
Three Years	19.12%	19.46%
Five Years	14.16%	14.41%
Since Inception	6.66%	6.89%

Inception Date	June 2, 1997	June 2, 1997
Offering Date	March 1, 1999	April 5, 1999

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 (Class I Shares) and April 5, 1999 (Class II Shares), represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s benchmark, the MSCI EAFE Free Index, a free float adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. The index is unmanaged and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the market index.

Vantagepoint Model Portfolio Savings Oriented Fund

The Vantagepoint Model Portfolio Savings Oriented Fund’s objective is to offer capital preservation, reasonable current income and some capital growth while seeking to limit risk. The principal investment strategy is to seek to invest 75% of the Fund’s assets in fixed income funds and 25% of the Fund’s assets in equity funds by investing in the following Vantagepoint Funds in the target percentages indicated:

Fixed Income
Vantagepoint Short-Term Bond Fund	35.0%
Vantagepoint Core Bond Index Fund	30.0%
Vantagepoint US Government Securities Fund	10.0%

Equity
Vantagepoint Equity Income Fund	10.0%
Vantagepoint Growth & Income Fund	10.0%
Vantagepoint International Fund	5.0%

Performance

The Vantagepoint Model Portfolio Savings Oriented Fund returned 6.90% in 2006. The Fund’s market benchmarks, the S&P 500 Index and Lehman Brothers Aggregate Bond Index, returned 15.80% and 4.33% for the year. The Fund’s custom blended benchmark returned 8.14%. The Fund’s blended benchmark is made up of each underlying Fund’s respective market benchmark in the same weight as the component holds in the underlying Fund. The Vantagepoint Model Portfolio Savings Oriented Fund’s custom blended benchmark is: 35% Merrill Lynch 1-3 year Government/Corporate Bond Index, 30% Lehman Brothers Aggregate Bond Index, 10% Lehman Brothers Intermediate Government Bond Index, 10% Russell 1000 Value Index, 10% S&P 500 Index and 5% MSCI EAFE Index.

Commentary

All components of the Vantagepoint Model Portfolio Savings Oriented Fund earned positive returns in 2006. Consistent with a flat or inverted yield curve environment, the Fund’s underlying bond Funds produced generally similar returns. The Vantagepoint Short-Term Bond Fund returned 3.98%, the Vantagepoint US Government Securities Fund earned 3.34% and the Vantagepoint Core Bond Index Fund (Class I) returned 3.82%. Each underlying equity Fund finished with double-digit gains. The Vantagepoint Equity Income Fund returned 18.73%, the Vantagepoint Growth & Income Fund returned 13.28% and the Vantagepoint International Fund returned 21.14%. Although equity Funds comprised just 25 percent of total Fund assets, they accounted for more than half of the Fund’s overall return.

The conservative positioning of the Fund continues to seek to provide investors with a balanced and diversified approach to offering capital preservation, reasonable current income while offering some opportunity for capital growth. Please refer to each underlying Fund’s commentary within this report for more information.

Vantagepoint Model Portfolio Savings Oriented Fund
Sector Allocation as of December 31, 2006

Fixed Income (bond) sector labels are italicized; equity (stock) sector labels are bold.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Model Portfolio Savings Oriented Fund vs. S&P 500 Index, Lehman Brothers Aggregate Bond Index and Blended Benchmark: Growth of $10,000 Invested December 4, 2000

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio Savings Oriented Fund vs. S&P 500 Index, Lehman Brothers Aggregate Bond Index and Blended Benchmark: Growth of $10,000 Invested December 31, 1996

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio Savings Oriented Fund Average Annual Total Return for the periods ended December 31, 2006

One Year	6.90%

Three Years	5.24%

Five Years	4.79%

Ten Years	5.87%

Fund Inception Date	February 9, 1995

Fund Registration Date	December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s custom blended benchmark is comprised of 35% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 30% Lehman Brothers Aggregate Bond Index, 10% Lehman Brothers Intermediate Government Bond Index, 10% Russell 1000 Value Index, 10% S&P 500 Index and 5% MSCI EAFE Index. The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt securities issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. The Lehman Brothers Aggregate Bond Index consists of all investment grade U.S. fixed income securities. The Lehman Brothers Intermediate Government Bond Index consists of intermediate U.S. Government securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price-to-book ratios and lower forecasted earnings growth. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The MSCI EAFE Index, consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the indexes.

Vantagepoint Model Portfolio Conservative Growth Fund

The Vantagepoint Model Portfolio Conservative Growth Fund’s objective is to offer reasonable current income and capital preservation, with modest potential for capital growth. The principal investment strategy is to seek to invest 60% of the Fund’s assets in fixed income funds and 40% of the Fund’s assets in equity funds by investing in the following Vantagepoint Funds in the target percentages indicated:

Fixed Income
Vantagepoint Short-Term Bond Fund	30.0%
Vantagepoint Core Bond Index Fund	30.0%

Equity
Vantagepoint Equity Income Fund	9.5%
Vantagepoint Growth & Income Fund	9.5%
Vantagepoint Growth Fund	7.5%
Vantagepoint Aggressive Opportunities Fund	5.0%
Vantagepoint International Fund	8.5%

Performance

The Vantagepoint Model Portfolio Conservative Growth Fund returned 8.38% in 2006. The Fund’s market benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 15.80% and 4.33% for the year. The Fund’s custom blended benchmark returned 9.52%. The Fund’s custom blended benchmark is usually made up of each underlying Fund’s respective market benchmark in the same target weight as the component holds in the Fund. The Vantagepoint Model Portfolio Conservative Growth Fund’s blended benchmark is: 30% Merrill Lynch 1-3 year Government/Corporate Bond Index, 30% Lehman Brothers Aggregate Bond Index, 9.5% Russell 1000 Value Index, 9.5% S&P 500 Index, 7.5% Russell 1000 Growth Index, 5% Russell MidCap Growth Index and 8.5% MSCI EAFE Index.

Commentary

All components of the Vantagepoint Model Portfolio Conservative Growth Fund earned positive returns in 2006. Consistent with a flat or inverted yield curve environment, the Fund’s underlying bond Funds produced similar returns. The Vantagepoint Short-Term Bond Fund returned 3.98% and the Vantagepoint Core Bond Index Fund (Class I) returned 3.82%. Each underlying equity Fund finished with double-digit gains. The Vantagepoint Equity Income Fund returned 18.73% and the Vantagepoint International Fund returned 21.14%. The remaining underlying equity Funds also contributed to performance, earning returns ranging between 10.21% and 13.36%. Although equity Funds comprised less than half of total Fund assets, they accounted for more than half of the Fund’s overall return.

The conservative positioning of the Fund continues to seek to provide investors with a balanced and diversified approach to offering, reasonable current income and capital preservation while offering modest potential for capital growth. Please refer to each underlying Fund’s commentary within this report for more information.

Vantagepoint Model Portfolio Conservative Growth Fund
Sector Allocation as of December 31, 2006

Fixed Income (bond) sector labels are italicized; equity (stock) sector labels are bold.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Model Portfolio Conservative Growth Fund vs. S&P 500 Index, Lehman Brothers Aggregate Bond Index, and Blended Benchmark: Growth of $10,000 Invested December 4, 2000

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio Conservative Growth Fund vs. S&P 500 Index, Lehman Brothers Aggregate Bond Index, and Blended Benchmark: Growth of $10,000 Invested December 31, 1996

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio Conservative Growth Fund Average Annual Total Return for the periods ended December 31, 2006

One Year	8.38%

Three Years	6.46%

Five Years	5.25%

Since Inception	6.60%

Fund Inception Date	April 1, 1996

Fund Registration Date	December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s custom blended benchmark is comprised of 30% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 30% Lehman Brothers Aggregate Bond Index, 9.5% Russell 1000 Value Index, 9.5% S&P 500 Index, 8% Russell 1000 Growth Index, 5% Russell MidCap Growth Index and 7% MSCI EAFE Index. The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt securities issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. The Lehman Brothers Aggregate Bond Index consists of all investment-grade U.S. fixed income securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price-to-book ratios and lower forecasted earnings growth. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Russell 1000 Growth Index consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted earnings growth. The Russell MidCap Growth Index is a subset of the Russell MidCap Index that includes companies with higher price-to-book ratios and higher forecasted earnings growth. The stocks are also members of the Russell 1000 Growth Index. The MSCI EAFE Index, consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. These indexes are unmanaged and do not reflect the costs of The Fund’s portfolio may differ significantly from the securities in the indexes.

Vantagepoint Model Portfolio Traditional Growth Fund

The Vantagepoint Model Portfolio Traditional Growth Fund’s objective is to offer moderate capital growth and reasonable current income. The principal investment strategy of the Fund is to seek to invest 40% of its assets in fixed income funds and 60% of its assets in equity funds by investing in the Vantagepoint Funds in the approximate target percentages indicated.

Fixed Income
Vantagepoint Short-Term Bond Fund	20.0%
Vantagepoint Core Bond Index Fund	20.0%

Equity
Vantagepoint Equity Income Fund	9.4%
Vantagepoint Growth & Income Fund	13.85%
Vantagepoint Growth Fund	13.85%
Vantagepoint Aggressive Opportunities Fund	9.9%
Vantagepoint International Fund	13.0%

Performance

The Vantagepoint Model Portfolio Traditional Growth Fund returned 10.42% in 2006. The Fund’s market benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 15.80% and 4.33% for the year. The Fund’s custom blended benchmark returned 11.60%. The Fund’s custom blended benchmark is usually made up of each underlying Fund’s respective market benchmark in the same target weight as the component holds in the Fund. The Vantagepoint Model Portfolio Traditional Growth Fund’s blended benchmark is: 20% Merrill Lynch 1-3 year Government/Corporate Bond Index, 20% Lehman Brothers Aggregate Bond Index, 9% Russell 1000 Value Index, 14% S&P 500 Index, 14% Russell 1000 Growth Index, 10% Russell MidCap Growth Index and 13% MSCI EAFE Index.

Commentary

All components of the Vantagepoint Model Portfolio Traditional Growth Fund earned positive returns in 2006. Consistent with a flat or inverted yield curve environment, the Fund’s underlying bond Funds produced similar returns. The Vantagepoint Short-Term Bond Fund returned 3.98% and the Vantagepoint Core Bond Index Fund (Class I) returned 3.82%. Each underlying equity Fund finished with double-digit gains. The Vantagepoint Equity Income Fund returned 18.73% and the Vantagepoint International Fund returned 21.14%. The remaining underlying equity Funds also contributed to performance, earning returns ranging between 10.21% and 13.36%. Although equity Funds comprised just over half of total Fund assets, they accounted for the vast majority of the Fund’s overall return.

A modest change to the Fund’s target allocations across the underlying U.S. equity Funds began in mid-December. This adjustment is occurring to ensure an ongoing, appropriate balance between value and growth styles of investing. This adjustment is reflected in the table above as of December 31, 2006. Please refer to the supplement to the Prospectus dated December 8, 2006.

The positioning of the Fund continues to seek to provide investors with a balanced and diversified approach to offering moderate capital growth and reasonable current income. Please refer to each underlying Fund’s commentary within this report for more information.

Vantagepoint Model Portfolio Traditional Growth Fund
Sector Allocation as of December 31, 2006

Fixed Income (bond) sector labels are italicized; equity (stock) sector labels are bold.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Model Portfolio Traditional Growth Fund vs. S&P 500 lndex, Lehman Brothers Aggregate Bond Index and Blended Benchmark: Growth of $10,000 Invested December 4, 2000

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio Traditional Growth Fund vs. S&P 500 Index,
Lehman Brothers Aggregate Bond Index and Blended Benchmarks:
Growth of $10,000 Invested December 31,1996

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio Traditional Growth Fund
Average Annual Total Return for the periods ended December 31, 2006

One Year	10.42%

Three Years	8.02%

Five Years	5.85%

Since Inception	7.34%

Fund Inception Date	April 1, 1996

Fund Registration Date	December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s custom blended benchmark is comprised of 20% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 20% Lehman Brothers Aggregate Bond Index, 9% Russell 1000 Value Index, 14% S&P 500 Index, 14% Russell 1000 Growth Index, 10% Russell MidCap Growth Index and 13% MSCI EAFE Index. The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar-denominated investment grade government and corporate public debt securities issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. The Lehman Brothers Aggregate Bond Index consists of all investment-grade U.S. fixed income securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price-to-book ratios and lower forecasted earnings growth. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Russell 1000 Growth Index consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted earnings growth. The Russell MidCap Growth Index is a subset of the Russell MidCap Index that includes companies with higher price-to-book ratios and higher forecasted earnings growth. The stocks are also members of the Russell 1000 Growth Index. The MSCI EAFE Index, consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. These indexes are unmanaged and do not reflect the costs of The Fund’s portfolio may differ significantly from the securities in the indexes.

Vantagepoint Model Portfolio Long-Term Growth Fund

The Vantagepoint Model Portfolio Long-Term Growth Fund’s objective is to offer high long-term capital growth and modest current income. The principal investment strategy of the Fund is to seek to invest 20% of its assets in fixed income funds and 80% of its assets in equity funds by investing in the following Vantagepoint Funds in the approximate target percentages indicated:

Fixed Income
Vantagepoint Core Bond Index Fund	20.0%

Equity
Vantagepoint Equity Income Fund	12.25%
Vantagepoint Growth & Income Fund	18.2%
Vantagepoint Growth Fund	18.2%
Vantagepoint Aggressive Opportunities Fund	14.85%
Vantagepoint International Fund	16.5%

Performance

The Vantagepoint Model Portfolio Long-Term Growth Fund returned 12.50% in 2006. The Fund’s market benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 15.80% and 4.33% for the year. The Fund’s custom blended benchmark returned 13.92%. The Fund’s custom blended benchmark is usually made up of each underlying Fund’s respective market benchmark in the same target weight as the component holds in the Fund. The Vantagepoint Model Portfolio Long-Term Growth Fund’s custom blended benchmark is: 20% Lehman Brothers Aggregate Bond Index, 11.5% Russell 1000 Value Index, 18.5% S&P 500 Index, 18.5% Russell 1000 Growth Index, 15% Russell MidCap Growth Index and 16.5% MSCI EAFE Index.

Commentary

All components of the Vantagepoint Model Portfolio Long-Term Growth Fund earned positive returns in 2006. Since stocks outperformed bonds, nearly all of the Fund’s overall return was derived from the underlying equity Funds. Each underlying equity Fund finished with double-digit gains. The Vantagepoint Equity Income Fund returned 18.73% and the Vantagepoint International Fund returned 21.14%. The remaining underlying equity Funds also contributed to performance, earning returns ranging between 10.21% and 13.36%. The Vantagepoint Core Bond Index Fund (Class I), representing 20% of total Fund assets, returned 3.82% for the year.

A change to the Fund’s target allocations across the underlying U.S. equity Funds began in mid-December. This adjustment is occurring to ensure an ongoing, appropriate balance between value and growth styles of investing. This adjustment is reflected in the table above as of December 31, 2006. Please refer to the supplement to the Prospectus dated December 8, 2006.

The positioning of the Fund continues to seek to provide investors with a balanced and diversified approach to offering high long-term capital growth and reasonable current income. Please refer to each underlying Fund’s commentary within this report for more information.

Vantagepoint Model Portfolio Long-Term Growth Fund
Sector Allocation as of December 31, 2006

Fixed Income (bond) sector labels are italicized; equity (stock) sector labels are bold.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Model Portfolio Long-Term Growth Fund vs. S&P 500 Index, Lehman Brothers Aggregate Bond Index, and Blended Benchmark: Growth of $10,000 Invested December 4, 2000

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio Long-Term Growth Fund vs. S&P 500 Index, Lehman Brothers Aggregate Bond Index, and Blended Benchmark: Growth of $10,000 Invested December 31, 1996

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio Long-Term Growth Fund
Average Annual Total Return for the periods ended December 31, 2006

One Year	12.50%

Three Years	9.64%

Five Years	6.57%

Since Inception	8.16%

Fund Inception Date	April 1, 1996

Fund Registration Date	December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s custom blended benchmark is comprised of 20% Lehman Brothers Aggregate Bond Index, 11.5% Russell 1000 Value Index, 18.5% S&P 500 Index, 18.5% Russell 1000 Growth Index, 15% Russell MidCap Growth Index and 16.5% MSCI EAFE Index. The Lehman Brothers Aggregate Bond Index consists of all investment-grade U.S. fixed income securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Russell 1000 Growth Index consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap Growth Index is a subset of the Russell MidCap Index that includes companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The MSCI EAFE Index, consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the indexes.

Vantagepoint Model Portfolio All-Equity Growth Fund

The Vantagepoint Model Portfolio All-Equity Growth Fund’s objective is to offer high long-term capital growth. The principal investment strategy of the Fund is to invest, under normal circumstances, 100% of its assets in equity funds by investing in the following Vantagepoint Funds in the approximate target percentages indicated:

Equity
Vantagepoint Equity Income Fund	20.5%
Vantagepoint Growth & Income Fund	16.0%
Vantagepoint Growth Fund	25.0%
Vantagepoint Aggressive Opportunities Fund	17.5%
Vantagepoint International Fund	21.0%

Performance

The Vantagepoint Model Portfolio All-Equity Growth Fund returned 14.58% in 2006. The Fund’s market benchmarks, the S&P 500 Index and the MSCI EAFE Index returned 15.80% and 26.86%, respectively. The Fund’s custom blended benchmark returned 15.93%. The Fund’s custom blended benchmark is usually made up of each underlying Fund’s respective market benchmark in the same target weight as the component holds in the Fund. The Vantagepoint Model Portfolio All-Equity Growth Fund’s blended benchmark is: 13% Russell 1000 Value Index, 18% S&P 500 Index, 28% Russell 1000 Growth Index, 20% Russell MidCap Growth Index and 21% MSCI EAFE Index.

Commentary

All components of the Vantagepoint Model Portfolio All-Equity Growth Fund earned positive returns in 2006. All underlying Funds finished with double-digit gains. The Vantagepoint Equity Income Fund returned 18.73% and the Vantagepoint International Fund returned 21.14%. The remaining underlying equity Funds also contributed to performance, earning returns ranging between 10.21% and 13.36%.

A change to the Fund’s target allocations across the underlying U.S. equity Funds began in mid-December. This adjustment is occurring to ensure an ongoing, appropriate balance between value and growth styles of investing. This adjustment is reflected in the table above as of December 31, 2006. Please refer to the supplement to the Prospectus dated December 8, 2006.

The positioning of the Fund continues to seek to provide investors with a balanced and diversified approach to offering high long-term capital growth. Please refer to each underlying Fund’s commentary within this report for more information.

Vantagepoint Model Portfolio All-Equity Growth Fund
Sector Allocation as of December 31, 2006

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Model Portfolio All-Equity Growth Fund vs. S&P 500 Index, MSCI EAFE Index, and Blended Benchmark: Growth of $10,000 Invested December 4, 2000

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio All-Equity Growth Fund vs. S&P 500 Index, MSCI EAFE, and Blended Benchmark: Growth of $10,000 Invested October 1, 2000

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Model Portfolio All-Equity Growth Fund
Average Annual Total Return for the periods ended December 31, 2006

One Year	14.58%

Three Years	11.09%

Five Years	6.77%

Since Inception	2.60%

Fund Inception Date	October 1, 2000

Fund Registration Date	December 4, 2000

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s custom blended benchmark is comprised of 13% Russell 1000 Value Index, 18% S&P 500 Index, 28% Russell 1000 Growth Index, 20% Russell MidCap Growth Index and 21% MSCI EAFE Index. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Russell 1000 Growth Index consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap Growth Index is a subset of the Russell MidCap Index that includes companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The MSCI EAFE Index, consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the indexes.

Vantagepoint Milestone Retirement Income Fund

The Vantagepoint Milestone Retirement Income Fund’s objective seeks to offer current income and opportunities for capital growth that have limited risk. This Fund may be appropriate for participants who are very close to retirement or are already in retirement.

The principal investment strategy is to seek to invest approximately 70% of the Fund’s assets in fixed income funds and approximately 30% of the Fund’s assets in equity funds by investing in the following Vantagepoint Funds in the target percentages indicated:

Fixed Income
Vantagepoint Short-Term Bond Fund	35.0%
Vantagepoint Core Bond Index Fund	35.0%

Equity
Vantagepoint Equity Income Fund	10.0%
Vantagepoint Growth & Income Fund	15.0%
Vantagepoint International Fund	5.0%

Performance

The Vantagepoint Milestone Retirement Income Fund returned 7.52% in 2006. The Fund’s market benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 15.80% and 4.33% for the year. The Fund’s custom blended benchmark returned 8.76%. The Fund’s custom blended benchmark is made up of each underlying Fund’s respective market benchmark in the corresponding target weight.

Commentary

All components of the Vantagepoint Milestone Retirement Income Fund provided positive returns in 2006. Consistent with a flat or inverted yield curve environment, the Fund’s underlying bond funds produced similar returns to one another. The Vantagepoint Short-Term Bond Fund returned 3.98% and the Vantagepoint Core Bond Index Fund (Class I) returned 3.82%. Among the Fund’s underlying equity Funds, all finished with double-digit gains. The Vantagepoint Equity Income Fund returned 18.73%, the Vantagepoint Growth & Income Fund returned 13.28% and the Vantagepoint International Fund returned 21.14%. Although equity Funds comprised just 30% of total fund assets, they accounted for more than half of the Fund’s overall return. Please refer to each underlying Fund’s commentary within this report for more information.

Vantagepoint Milestone Retirement Income Fund
Sector Allocation as of December 31, 2006

Fixed Income (bond) sector labels are italicized; equity (stock) sector labels are bold.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Milestone Retirement Income Fund vs. S&P 500 Index, Lehman Brothers Aggregate Bond Index, and Blended Benchmark : Growth of $10,000 Invested January 3, 2005

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone Retirement Income Fund
Average Annual Total Return for the periods ended December 31, 2006

One Year	7.52%

Since Inception	5.44%

Fund Inception Date	January 3, 2005

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s custom blended benchmark is comprised of 35% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 35% Lehman Brothers Aggregate Bond Index, 10% Russell 1000 Value Index, 15% S&P 500 Index and 5% MSCI-EAFE Index. The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar-denominated investment grade government and corporate public debt securities issued in the U.S. domestic bond market with maturities between 1 and 3 years. The Lehman Brothers Aggregate Bond Index consists of all investment grade U.S. fixed income securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price to book ratios and lower forecasted growth values. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the cost of portfolio management or trading. The Fund’s holdings may differ significantly from the securities in the indexes.

Vantagepoint Milestone 2010 Fund

The Vantagepoint Milestone 2010 Fund’s objective seeks to offer high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of equity and fixed income Vantagepoint Funds using an asset allocation strategy designed for investors expecting to retire around the year 2010.

At year-end, the Fund’s asset class allocations were fulfilled with the following Funds in the approximate target percentages:

Fixed Income
Vantagepoint Short-Term Bond Fund	24.5%
Vantagepoint Core Bond Index Fund	31.5%

Equity
Vantagepoint Equity Income Fund	10.0%
Vantagepoint Growth & Income Fund	23.4%
Vantagepoint Growth Fund	3.5%
Vantagepoint International Fund	7.1%

As time elapses, the Fund’s allocation to equity funds will periodically decrease and the Fund’s allocation to fixed income funds will correspondingly increase so that by June 30 of the year 2010, the Fund’s asset allocation will be approximately 30% equity funds and 70% fixed income funds. The most recent periodic reallocation was completed in late December 2006.

Performance

The Vantagepoint Milestone 2010 Fund returned 8.95% in 2006. The Fund’s market benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 15.80% and 4.33% for the year. The Fund’s custom blended benchmark returned 10.65%. The Fund’s custom blended benchmark is made up of each underlying Fund’s respective market benchmark in the target weight as the Fund holds in the underlying Fund.

Commentary

All components of the Vantagepoint Milestone 2010 Fund earned positive returns in 2006. Consistent with a flat or inverted yield curve environment, the Fund’s underlying bond Funds produced similar returns to one another. The Vantagepoint Short-Term Bond Fund returned 3.98% and the Vantagepoint Core Bond Index Fund (Class I) returned 3.82%. Among the Fund’s underlying equity Funds, all finished with double-digit gains. The Vantagepoint Equity Income Fund returned 18.73% and the Vantagepoint International Fund returned 21.14%. The remaining underlying equity Funds also contributed to performance, earning returns ranging between 10.21% and 13.36%. Although equity funds comprised just under half of total Fund assets, they accounted for more than half of the Fund’s overall return. Please refer to each underlying Fund’s commentary within this report for more information.

Vantagepoint Milestone 2010 Fund
Sector Allocation as of December 31, 2006

Fixed Income (bond) sector labels are italicized; equity (stock) sector labels are bold.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Milestone 2010 Fund vs. S&P 500 Index, Lehman Brothers Aggregate Bond Index, and Blended Benchmark: Growth of $10,000 Invested January 3, 2005

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2010 Fund
Average Annual Total Return for the periods ended December 31, 2006

One Year	8.95%

Since Inception	6.78%

Fund Inception Date	January 3, 2005

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/ SIPC. 1-800-669-7400.

The Fund’s custom blended benchmark is comprised of 24.5% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 31.5% Lehman Brothers Aggregate Bond Index, 10% Russell 1000 Value Index, 23.4% S&P 500 Index, 3.5% Russell Growth Index and 7.1% MSCI EAFE Index. The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar-denominated investment grade government and corporate public debt securities issued in the U.S. domestic bond market with maturities between 1 and 3 years. The Lehman Brothers Aggregate Bond Index consists of all investment grade U.S. fixed income securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price to book ratios and lower forecasted growth values. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Russell 1000 Growth Index consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the cost of portfolio management or trading. The Fund’s holdings may differ significantly from the securities in the indexes.

Vantagepoint Milestone 2015 Fund

The Vantagepoint Milestone 2015 Fund seeks high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of equity and fixed income Vantagepoint Funds using an asset allocation strategy designed for investors expecting to retire around the year 2015.

At year-end, the Fund’s asset class allocations were fulfilled with the following Funds in the approximate target percentages:

Fixed Income
Vantagepoint Short-Term Bond Fund	13.0%
Vantagepoint Core Bond Index Fund	26.5%

Equity
Vantagepoint Equity Income Fund	9.3%
Vantagepoint Growth & Income Fund	29.8%
Vantagepoint Growth Fund	5.7%
Vantagepoint Mid/Small Co. Index Fund	4.9%
Vantagepoint International Fund	10.8%

As time elapses, the Fund’s allocation to equity funds will periodically decrease and the Fund’s allocation to fixed income funds will correspondingly increase so that by June 30 of the year 2015, the Fund’s asset allocation will be approximately 30% equity funds and 70% fixed income funds. The most recent periodic reallocation was completed in late December 2006.

Performance

The Vantagepoint Milestone 2015 Fund returned 10.87% in 2006. The Fund’s market benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 15.80% and 4.33% for the year. The Fund’s custom blended benchmark returned 12.80%. The Fund’s custom blended benchmark is made up of each component Fund’s respective market benchmark in the target weight as the component holds in the Fund.

Commentary

All components of the Vantagepoint Milestone 2015 Fund earned positive returns in 2006. Consistent with a flat or inverted yield curve environment, the Fund’s underlying bond Funds produced returns similar to one another. The Vantagepoint Short-Term Bond Fund returned 3.98% and the Vantagepoint Core Bond Index Fund (Class I) returned 3.82%. Each underlying equity fund finished with double-digit gains. The Vantagepoint Equity Income Fund returned 18.73% and the Vantagepoint International Fund returned 21.14%. The remaining underlying equity Funds also contributed to performance, earning returns ranging between 10.21% and 14.99%. The underlying equity Funds represent more than half of total Fund assets and as such accounted for a majority of the Fund’s overall return. Please refer to each underlying Fund’s commentary within this report for more information.

Vantagepoint Milestone 2015 Fund
Sector Allocation as of December 31, 2006

Fixed Income (bond) sector labels are italicized; equity (stock) sector labels are bold.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Milestone 2015 Fund vs. S&P 500 Index, Lehman Brothers Aggregate Bond
Index, and Blended Benchmark: Growth of $10,000 Invested January 3, 2005

Source For Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2015 Fund
Average Annual Total Return for the periods ended December 31, 2006

One Year	10.87%

Since Inception	8.37%

Fund Inception Date	January 3, 2005

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400.

The Fund’s custom blended benchmark is comprised of 13% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 26.5% Lehman Brothers Aggregate Bond Index, 9.3% Russell 1000 Value Index, 29.8% S&P 500 Index, 5.7% Russell 1000 Growth Index, 4.9% Dow Jones Wilshire 4500 Completion Index and 10.8% MSCI EAFE Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the performance of U.S. dollar-denominated investment grade government and corporate public debt securities issued in the U.S. domestic bond market with maturities between 1 and 3 years. The Lehman Brothers Aggregate Bond Index consists of all investment grade U.S. fixed income securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price to book ratios and lower forecasted growth values. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Russell 1000 Growth Index consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted growth values. The Dow Jones Wilshire 4500 Completion Index consists of all of the stocks in the Dow Jones Wilshire 5000 Total Market Index except for those included in the S&P 500 Index and represents mid-and small-capitalization companies. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the cost of portfolio management or trading. The Fund’s holdings may differ significantly from the securities in the indexes.

Vantagepoint Milestone 2020 Fund

The Vantagepoint Milestone 2020 Fund seeks high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of equity and fixed income Vantagepoint Funds using an asset allocation strategy designed for investors expecting to retire around the year 2020.

At year-end, the Fund’s asset class allocations were fulfilled with the following Funds in the approximate target percentages:

Fixed Income
Vantagepoint Short-Term Bond Fund	6.5%
Vantagepoint Core Bond Index Fund	23.25%

Equity
Vantagepoint Equity Income Fund	9.0%
Vantagepoint Growth & Income Fund	33.1%
Vantagepoint Growth Fund	6.35%
Vantagepoint Mid/Small Co. Index Fund	8.4%
Vantagepoint International Fund	13.4%

As time elapses, the Fund’s allocation to equity funds will periodically decrease and the Fund’s allocation to fixed income funds will correspondingly increase so that by June 30 of the year 2020, the Fund’s asset allocation will be approximately 30% equity funds and 70% fixed income funds. The most recent periodic reallocation was completed in late December 2006.

Performance

The Vantagepoint Milestone 2020 Fund returned 11.92% in 2006. The Fund’s market benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 15.80% and 4.33% for the year. The Fund’s custom blended benchmark returned 14.04%. The Fund’s custom blended benchmark is made up of each underlying Fund’s respective market benchmark in the Fund holds in the underlying Fund.

Commentary

All components of the Vantagepoint Milestone 2020 Fund earned positive returns in 2006. Consistent with a flat or inverted yield curve environment, the Fund’s underlying bond Funds produced similar returns. The Vantagepoint Short-Term Bond Fund returned 3.98% and the Vantagepoint Core Bond Index Fund (Class I) returned 3.82%. Each underlying equity Fund finished with double-digit gains. The Vantagepoint Equity Income Fund returned 18.73% and the Vantagepoint International Fund returned 21.14%. The remaining underlying equity Funds also contributed to performance, earning returns ranging between 10.21% and 14.99%. The underlying equity Funds represent more than half of total Fund assets and as such accounted for a majority of the Fund’s overall return. Please refer to each underlying Fund’s commentary within this report for more information.

Vantagepoint Milestone 2020 Fund
Sector Allocation as of December 31, 2006

Fixed Income (bond) sector labels are italicized; equity (stock) sector labels are bold.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Milestone 2020 Fund vs. S&P 500 Index, Lehman Brothers Aggregate Bond Index, and Blended Benchmark: Growth of $10,000 Invested January 3, 2005

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2020 Fund Average Annual Total Return for the periods ended December 31, 2006

One Year	11.92%

Since Inception	9.17%

Fund Inception Date	January 3, 2005

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/ SIPC. 1-800-669-7400.

The Fund’s custom blended benchmark is comprised of 6.5% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 23.25% Lehman Brothers Aggregate Bond Index, 9% Russell 1000 Value Index, 33.1% S&P 500 Index, 6.35% Russell Growth Index, 8.4% Dow Jones Wilshire 4500 Completion Index and 13.4% MSCI EAFE Index. The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar-denominated investment grade government and corporate public debt securities issued in the U.S. domestic bond market with maturities between 1 and 3 years. The Lehman Brothers Aggregate Bond Index consists of all investment grade U.S. fixed income securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price to book ratios and lower forecasted growth values. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Russell 1000 Growth Index consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted growth values. The Dow Jones Wilshire 4500 Completion Index consists of all of the stocks in the Dow Jones Wilshire 5000 Total Market Index except for those included in the S&P 500 Index and represents mid- and small-capitalization companies. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the cost of portfolio management or trading. The Fund’s holdings may differ significantly from the securities in the indexes.

Vantagepoint Milestone 2025 Fund

The Vantagepoint Milestone 2025 Fund seeks high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of equity and fixed income Vantagepoint Funds using an asset allocation strategy designed for investors expecting to retire around the year 2025.

At year-end, the Fund’s asset class allocations were fulfilled with the following Funds in the approximate target percentages:

Fixed Income
Vantagepoint Short-Term Bond Fund	1.5%
Vantagepoint Core Bond Index Fund	20.75%

Equity
Vantagepoint Equity Income Fund	9.0%
Vantagepoint Growth & Income Fund	36.1%
Vantagepoint Growth Fund	6.85%
Vantagepoint Mid/Small Co. Index Fund	10.4%
Vantagepoint International Fund	15.4%

As time elapses, the Fund’s allocation to equity Funds will periodically decrease and the Fund’s allocation to fixed income funds will correspondingly increase so that by June 30 of the year 2025, the Fund’s asset allocation will be approximately 30% equity funds and 70% fixed income funds. The most recent periodic reallocation was completed in late December 2006.

Performance

The Vantagepoint Milestone 2025 Fund returned 12.70% in 2006. The Fund’s market benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 15.80% and 4.33% for the year. The Fund’s custom blended benchmark returned 15.11%. The Fund’s custom blended benchmark is made up of each underlying Fund’s respective market benchmark in the target weight as the Fund holds in the underlying Fund.

Commentary

All components of the Vantagepoint Milestone 2025 Fund earned positive returns in 2006. Consistent with a flat or inverted yield curve environment, the Fund’s underlying bond Funds produced similar returns. The Vantagepoint Short-Term Bond Fund returned 3.98% and the Vantagepoint Core Bond Index Fund (Class I) returned 3.82%. Each underlying equity Fund finished with double-digit gains. The Vantagepoint Equity Income Fund returned 18.73% and the Vantagepoint International Fund returned 21.14%. The remaining underlying equity Funds also contributed to performance, earning returns ranging between 10.21% and 14.99%. The underlying equity Funds represent a majority of total fund assets and as such accounted most of the Fund’s overall return. Please refer to each underlying Fund’s commentary within this report for more information.

Vantagepoint Milestone 2025 Fund
Sector Allocation as of December 31, 2006

Fixed Income (bond) sector labels are italicized; equity (stock) sector labels are bold.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Milestone 2025 Fund vs. S&P 500 Index, Lehman Brothers Aggregate Bond Index, and Blended Benchmark: Growth of $10, 000 Invested January 3, 2005

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2025 Fund Average Annual Total Return for the periods ended December 31, 2006

One Year	12.70%

Since Inception	9.91%

Fund Inception Date	January 3, 2005

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/ SIPC. 1-800-669-7400.

The Fund’s custom blended benchmark is comprised of 1.5% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 20.75% Lehman Brothers Aggregate Bond Index, 9% Russell 1000 Value Index, 36.1% S&P 500 Index, 6.85% Russell 1000 Growth Index, 10.4% Dow Jones Wilshire 4500 Completion Index and 15.4% MSCI EAFE Index. The Merrill Lynch 1-3 Year Goverment/Corporate Bond Index tracks the performance of U.S. dollar-denominated investment-grade Government and Corporate public debt securities issued in the U.S. domestic bond market with maturities between 1 and 3 years. The Lehman Brothers Aggregate Bond Index consists of all investment grade U.S. fixed income securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price to book ratios and lower forecasted growth values. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Russell 1000 Growth Index consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted growth values. The Dow Jones Wilshire 4500 Completion Index consists of all of the stocks in the Dow Jones Wilshire 5000 Total Market Index except for those included in the S&P 500 Index and represents mid-and small-capitalization companies. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the cost of portfolio management or trading. The Fund’s holdings may differ significantly from the securities in the indexes.

Vantagepoint Milestone 2030 Fund

The Vantagepoint Milestone 2030 Fund seeks high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of equity and fixed income Vantagepoint Funds using an asset allocation strategy designed for investors expecting to retire around the year 2030.

At year-end the Fund’s asset class allocations were fulfilled with the following Funds in the approximate target percentages:

Fixed Income
Vantagepoint Core Bond Index Fund	16.5%

Equity
Vantagepoint Equity Income Fund	8.3%
Vantagepoint Growth & Income Fund	38.05%
Vantagepoint Growth Fund	7.35%
Vantagepoint Mid/Small Co. Index Fund	12.4%
Vantagepoint International Fund	17.4%

As time elapses, the Fund’s allocation to equity funds will periodically decrease and the Fund’s allocation to fixed income funds will correspondingly increase so that by June 30 of the year 2030, the Fund’s asset allocation will be approximately 30% equity funds and 70% fixed income funds. The most recent periodic reallocation was completed in late December 2006.

Performance

The Vantagepoint Milestone 2030 Fund returned 13.52% in 2006. The Fund’s market benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 15.80% and 4.33% for the year. The Fund’s custom blended benchmark returned 15.90%. The Fund’s custom blended benchmark is made up of each underlying Fund’s respective market benchmark in the target weight the Fund holds in underlying Fund.

Commentary

All components of the Vantagepoint Milestone 2030 Fund earned positive returns in 2006. Due to the significant difference in performance between stocks and bonds, the underlying equity Funds generated nearly all of the Fund’s overall return; each equity Fund finished with double-digit gains. The Vantagepoint Equity Income Fund returned 18.73% and the Vantagepoint International Fund returned 21.14%. The remaining underlying equity Funds also contributed to performance, earning returns ranging between 10.21% and 14.99%. The Vantagepoint Core Bond Index Fund (Class I), representing approximately 16 percent of total Fund assets, returned 3.82% for the year. Please refer to each underlying Fund’s commentary within this report for more information.

Vantagepoint Milestone 2030 Fund
Sector Allocation as of December 31, 2006

Fixed Income (bond) sector labels are italicized; equity (stock) sector labels are bold.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Milestone 2030 Fund vs. S&P 500 Index, Lehman Brothers Aggregate
Bond Index, and Blended Benchmark: Growth of $10,000 Invested January 3, 2005

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2030 Fund Average Annual Total Return for the periods ended December 31, 2006

One Year	13.52%

Since Inception	10.56%

Fund Inception Date	January 3, 2005

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/ SIPC. 1-800-669-7400.

The Fund’s custom blended benchmark is comprised of 16.5% Lehman Brothers Aggregate Bond Index, 8.3% Russell 1000 Value Index, 38.05% S&P 500 Index, 7.35% Russell 1000 Growth Index, 12.4% Dow Jones Wilshire 4500 Completion Index and 17.4% MSCI EAFE Index. The Lehman Brothers Aggregate Bond Index consists of all investment grade U.S. fixed income securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price to book ratios and lower forecasted growth values. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Russell 1000 Growth Index consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted growth values. The Dow Jones Wilshire 4500 Completion Index consists of all of the stocks in the Dow Jones Wilshire 5000 Total Market Index except for those included in the S&P 500 Index and represents mid- and small-capitalization companies. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the cost of portfolio management or trading. The Fund’s holdings may differ significantly from the securities in the indexes.

Vantagepoint Milestone 2035 Fund

The Vantagepoint Milestone 2035 Fund seeks high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of equity and fixed income Vantagepoint Funds using an asset allocation strategy designed for investors expecting to retire around the year 2035.

At year-end the Fund’s asset class allocations were fulfilled with the following Funds in the approximate target percentages:

Fixed Income
Vantagepoint Core Bond Index Fund	11.5%

Equity
Vantagepoint Equity Income Fund	7.3%
Vantagepoint Growth & Income Fund	39.55%
Vantagepoint Growth Fund	7.85%
Vantagepoint Mid/Small Co. Index Fund	14.4%
Vantagepoint International Fund	19.4%

As time elapses, the Fund’s allocation to equity funds will periodically decrease and the Fund’s allocation to fixed income funds will correspondingly increase so that by June 30 of the year 2035, the Fund’s asset allocation will be approximately 30% equity funds and 70% fixed income funds. The most recent periodic reallocation was completed in late December 2006.

Performance

The Vantagepoint Milestone 2035 Fund returned 14.00% in 2006. The Fund’s market benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 15.80% and 4.33% for the year. The Fund’s custom blended benchmark returned 16.62%. The Fund’s custom blended benchmark is made up of each component Fund’s respective market benchmark in the target weight as the Fund holds in the underlying Fund.

Commentary

All components of the Vantagepoint Milestone 2035 Fund earned positive returns in 2006. Due to the significant difference in performance between stocks and bonds, the underlying equity Funds generated nearly all of the Fund’s overall return; each equity Fund finished with double-digit gains. The Vantagepoint Equity Income Fund returned 18.73% and the Vantagepoint International Fund returned 21.14%. The remaining underlying equity Funds also contributed to performance, earning returns ranging between 10.21% and 14.99%. The Vantagepoint Core Bond Index Fund (Class I), representing approximately 11% of total Fund assets, returned 3.82% for the year. Please refer to each underlying Fund’s commentary within this report for more information.

Vantagepoint Milestone 2035 Fund
Sector Allocation as of December 31, 2006

Fixed Income (bond) sector labels are italicized; equity (stock) sector labels are bold.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Milestone 2035 Fund vs. S&P 500 Index, Lehman Brothers Aggregate
Bond Index, and Blended Benchmark: Growth of $10,000 Invested January 3, 2005

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2035 Fund Average Annual Total Return for the periods ended December 31, 2006

One Year	14.00%

Since Inception	11.03%

Fund Inception Date	January 3, 2005

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/ SIPC. 1-800-669-7400.

The Fund’s custom blended benchmark is comprised of 11.5% Lehman Brothers Aggregate Bond Index, 7.3% Russell 1000 Value Index, 39.55% S&P 500 Index, 7.85% Russell 1000 Growth Index, 14.4% Dow Jones Wilshire 4500 Completion Index and 19.4% MSCI EAFE Index. The Lehman Brothers Aggregate Bond Index consists of all investment grade U.S. fixed income securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price to book ratios and lower forecasted growth values. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Russell 1000 Growth Index consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted growth values. The Dow Jones Wilshire 4500 Completion Index consists of all of the stocks in the Dow Jones Wilshire 5000 Total Market Index except for those included in the S&P 500 Index and represents mid- and small-capitalization companies. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the cost of portfolio management or trading. The Fund’s holdings may differ significantly from the securities in the indexes.

Vantagepoint Milestone 2040 Fund

The Vantagepoint Milestone 2040 Fund seeks high total return consistent with the Fund’s current asset allocation. The Fund’s principal investment strategy is to invest in a combination of equity and fixed income Vantagepoint Funds using an asset allocation strategy designed for investors expecting to retire around the year 2040.

At year-end the Fund’s asset class allocations were fulfilled with the following Funds in the approximate target percentages:

Fixed Income
Vantagepoint Core Bond Index Fund	10.0%

Equity
Vantagepoint Equity Income Fund	7.0%
Vantagepoint Growth & Income Fund	40.0%
Vantagepoint Growth Fund	8.0%
Vantagepoint Mid/Small Co. Index Fund	15.0%
Vantagepoint International Fund	20.0%

As time elapses, the Fund’s allocation to Equity funds will decrease and the Fund’s allocation to fixed income Funds will increase so that by June 30 of the year 2040, the Fund’s asset allocation will be approximately 30% equity funds and 70% fixed income funds.

Performance

The Vantagepoint Milestone 2040 Fund returned 14.14% in 2006. The Fund’s market benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 15.80% and 4.33% for the year. The Fund’s custom blended benchmark returned 16.73%. The Fund’s custom blended benchmark is made up of each component Fund’s respective market benchmark in the Fund holds in the underlying Fund.

Commentary

All components of the Vantagepoint Milestone 2040 Fund earned positive returns in 2006. Due to the significant difference in performance between stocks and bonds, the underlying equity Funds generated nearly all of the Fund’s overall return; each equity fund finished with double-digit gains. The Vantagepoint Equity Income Fund returned 18.73% and the Vantagepoint International Fund returned 21.14%. The remaining underlying equity Funds boosted overall performance, earning returns ranging between 10.21% and 14.99%. The Vantagepoint Core Bond Index Fund (Class I), representing 10% of total Fund assets, returned 3.82% for the year. Please refer to each underlying Fund’s commentary within this report for more information.

Vantagepoint Milestone 2040 Fund
Sector Allocation as of December 31, 2006

Fixed Income (bond) sector labels are italicized; equity (stock) sector labels are bold.

Due to rounding, pie chart allocations may not equal 100%.

Vantagepoint Milestone 2040 Fund vs. S&P 500 Index, Lehman Brothers Aggregate Bond Index, and Blended Benchmark : Growth of $10,000 Invested January 3, 2005

Source for Benchmark Returns: Ibbotson Associates

Vantagepoint Milestone 2040 Fund Average Annual Total Return for the periods ended December 31, 2006

One Year	14.14%

Since Inception	11.10%

Fund Inception Date	January 3, 2005

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/ SIPC. 1-800-669-7400.

The Fund’s custom blended benchmark is comprised of 10% Lehman Brothers Aggregate Bond Index, 7% Russell 1000 Value Index, 40% S&P 500 Index, 8% Russell Growth Index, 15% Dow Jones Wilshire 4500 Completion Index and 20% MSCI EAFE Index. The Lehman Brothers Aggregate Bond Index consists of all investment grade U.S. fixed income securities. The Russell 1000 Value Index consists of a subset of the Russell 1000 Index that includes stocks with lower price to book ratios and lower forecasted growth values. The S&P 500 Index consists of 500 companies representing larger capitalization stocks traded in the U.S. The Russell 1000 Growth Index consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted growth values. The Dow Jones Wilshire 4500 Completion Index consists of all of the stocks in the Dow Jones Wilshire 5000 Total Market Index except for those included in the S&P 500 Index and represents mid -and small-capitalization companies. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The indexes are unmanaged and do not reflect the cost of portfolio management or trading. The Fund’s holdings may differ significantly from the securities in the indexes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of The Vantagepoint Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Short-Term Bond Fund, US Government Securities Fund, Asset Allocation Fund, Equity Income Fund, Growth & Income Fund, Growth Fund, Aggressive Opportunities Fund, International Fund, Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, Overseas Equity Index Fund, Model Portfolio Savings Oriented Fund, Model Portfolio Conservative Growth Fund, Model Portfolio Traditional Growth Fund, Model Portfolio Long-Term Growth Fund, and Model Portfolio All-Equity Growth Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund, Milestone 2035 Fund, Milestone 2040 Fund and Milestone Retirement Income Fund hereafter referred to as the “Funds” at December 31, 2006, and the results of each of their operations for the year then ended and changes in each of their net assets for each of the two years in the period then ended, and the financial highlights presented for the years ended December 31, 2006, 2005, 2004 and 2003, in conformity with accounting principles generally accepted in the United States of America.

These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended December 31, 2002 were audited by other independent accountants whose report dated March 7, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 28, 2007

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
December 31, 2006

	Money Market	Short-Term Bond	US Government Securities	Asset Allocation	Equity Income
ASSETS:
Securities, at market value†	$216,767,333	$582,272,163	$162,140,476	$761,467,481	$1,607,475,209
Cash	—	15,323,435	—	39,147,339	369,391
Receivable for:
Dividends	957,091	—	—	965,372	1,772,645
Interest	—	4,152,281	1,794,703	184,249	380,111
Investments sold	—	16,278,121	984,177	95,863	16,599,240
Fund shares sold	397,595	468,378	133,705	20,359	2,908,504
Total Assets	218,122,019	618,494,378	165,053,061	801,880,663	1,629,505,100
LIABILITIES:
Payable for:
Investments purchased	—	9,000,556	1,534,632	—	6,615,105
Fund shares redeemed	233,301	—	—	451,279	186,535
Variation margin on futures contracts	—	9,453	—	512,190	—
Collateral for securities loaned	—	1,284,000	20,862,291	31,652,960	152,661,476
Accrued Expenses:
Administrative services fees	3,644	10,676	2,682	13,525	25,531
Advisory fees	18,218	51,180	12,136	64,975	122,588
Subadviser fees	—	207,819	21,285	443,548	1,361,189
Other accrued expense	95,578	257,590	80,402	360,692	579,220
Total Liabilities	350,741	10,821,274	22,513,428	33,499,169	161,551,644
NET ASSETS	$217,771,278	$607,673,104	$142,539,633	$768,381,494	$1,467,953,456
NET ASSETS REPRESENTED BY:
Paid-in capital	$217,771,278	$619,130,914	$147,752,985	$647,780,137	$1,157,732,518
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	—	(3,738,274)	(1,448,907)	131,771,361	325,760,257
Undistributed net investment income	—	—	—	1,127,211	221,422
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	—	(7,719,536)	(3,764,445)	(12,297,215)	(15,760,741)
NET ASSETS	$217,771,278	$607,673,104	$142,539,633	$768,381,494	$1,467,953,456
CAPITAL SHARES:
Net Assets	$217,771,278	$607,673,104	$142,539,633	$768,381,494	$1,467,953,456
Shares Outstanding	217,771,278	62,286,686	14,218,200	91,425,306	148,277,639
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$1.00	$9.76	$10.03	$8.40	$9.90
Cost of investments	$216,767,333	$585,919,686	$163,589,383	$630,211,880	$1,281,714,952

__________ † Includes securities on loan with market values of (Note 6):	$—	$1,251,289	$20,352,738	$30,609,426	$147,252,943

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
December 31, 2006

	Growth & Income	Growth	Aggressive Opportunities	International
ASSETS:
Securities, at market value†	$1,260,293,638	$3,041,290,410	$1,740,224,276	$1,108,093,749
Cash	1,062,527	—	860,572	—
Cash denominated in foreign currencies	—	—	28,129	237,857
Receivable for:
Dividends	1,583,109	2,487,016	844,738	509,307
Interest	26,909	53,353	449,326	42,661
Investments sold	3,044,846	960,997	3,337,326	858,602
Fund shares sold	371,945	39,568	52,574	93,035
Recoverable foreign taxes	3,674	2,858	—	149,860
Gross unrealized gain on forward foreign currency exchange contracts	—	—	—	55,499
Total Assets	1,266,386,648	3,044,834,202	1,745,796,941	1,110,040,570
LIABILITIES:
Payable for:
Investments purchased	2,285,416	1,903,559	930,442	2,987,635
Fund shares redeemed	51,322	609,195	303,528	73,705
Collateral for securities loaned	85,983,285	253,771,293	375,393,623	54,805,598
Accrued Expenses:
Administrative services fees	20,663	49,372	24,180	18,215
Advisory fees	99,260	237,419	116,205	87,414
Subadviser fees	855,365	3,301,492	1,743,710	1,620,535
Other accrued expense	477,389	1,167,368	576,978	492,518
Gross unrealized loss on forward foreign currency exchange contracts	—	—	—	124,000
Total Liabilities	89,772,700	261,039,698	379,088,666	60,209,620
NET ASSETS	$1,176,613,948	$2,783,794,504	$1,366,708,275	$1,049,830,950
NET ASSETS REPRESENTED BY:
Paid-in capital	$958,880,928	$2,937,083,956	$1,106,206,792	$850,965,804
Net unrealized appreciation on investments and foreign currency transactions	226,284,019	355,168,714	244,458,027	201,639,084
Undistributed net investment income (loss)	490,058	425,909	(2,191)	(5,642,009)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(9,041,057)	(508,884,075)	16,045,647	2,868,071
NET ASSETS	$1,176,613,948	$2,783,794,504	$1,366,708,275	$1,049,830,950
CAPITAL SHARES:
Net Assets	$1,176,613,948	$2,783,794,504	$1,366,708,275	$1,049,830,950
Shares Outstanding	102,379,395	291,290,332	106,391,405	83,550,199
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$11.49	$9.56	$12.85	$12.57
Cost of investments	$1,034,009,602	$2,686,121,611	$1,495,766,283	$906,396,454
Cost of cash denominated in foreign currencies	$—	$—	$—	$237,003

__________ † Includes securities on loan with market values of (Note 6):	$83,216,987	$245,814,192	$361,575,576	$51,983,953

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
December 31, 2006

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
ASSETS:
Securities, at market value†	$1,315,360,953	$418,180,791	$695,570,065	$222,070,365	$167,614,517
Cash denominated in foreign currencies	—	—	—	—	1,300,952
Receivable for:
Dividends	—	583,945	916,474	219,998	143,036
Interest	11,691,459	5,672	17,661	18,225	5,104
Investments sold	3,790,645	60,816	63,834	104,588	117,370
Fund shares sold	2,717,266	311,983	120,852	117,031	587,641
Recoverable foreign taxes	—	—	—	—	30,653
Total Assets	1,333,560,323	419,143,207	696,688,886	222,530,207	169,799,273
LIABILITIES:
Payable for:
Investments purchased	15,060,885	—	11,848	536,040	117,356
Fund shares redeemed	12,008	101,764	205,989	144,351	—
Variation margin on futures contracts	—	43,636	54,528	17,080	20,003
Collateral for securities loaned	157,983,375	23,462,122	50,551,966	36,165,191	6,184,106
Accrued Expenses:
Administrative services fees	20,451	6,953	11,349	3,291	2,782
Advisory fees	49,014	16,702	27,257	7,901	6,672
Subadviser fees	60,617	19,713	34,908	20,634	27,342
When issued securities	—	—	—	—	39,650
Other accrued expense	402,592	123,046	178,664	72,293	74,762
Gross unrealized loss on forward foreign currency exchange contracts	—	—	—	—	104,722
Total Liabilities	173,588,942	23,773,936	51,076,509	36,966,781	6,577,395
NET ASSETS	$1,159,971,381	$395,369,271	$645,612,377	$185,563,426	$163,221,878
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,190,502,111	$225,230,408	$429,632,773	$124,331,847	$117,560,553
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	(11,313,449)	186,688,716	234,438,831	57,773,332	48,188,223
Undistributed net investment income (loss)	—	110,062	5,500,969	662,816	(503,583)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(19,217,281)	(16,659,915)	(23,960,196)	2,795,431	(2,023,315)
NET ASSETS	$1,159,971,381	$395,369,271	$645,612,377	$185,563,426	$163,221,878
CAPITAL SHARES:
Net Assets—Class I	$988,983,970	$107,976,943	$195,651,309	$78,663,057	$55,259,084
Shares Outstanding—Class I	101,419,125	9,615,587	16,561,883	4,761,161	4,007,775
Net Asset Value—Class I, offering and redemption price per share (net assets divided by shares outstanding)	$9.75	$11.23	$11.81	$16.52	$13.79
Net Assets—Class II	$170,987,411	$287,392,328	$449,961,068	$106,900,369	$107,962,794
Shares Outstanding—Class II	17,455,920	26,986,395	40,280,202	6,764,722	8,269,404
Net Asset Value—Class II, offering and redemption price per share (net assets divided by shares outstanding)	$9.80	$10.65	$11.17	$15.80	$13.06
Cost of investments	$1,326,674,402	$231,495,120	$461,114,241	$164,276,292	$119,454,448
Cost of cash denominated in foreign currencies	$—	$—	$—	$—	$1,310,906

__________ † Includes securities on loan with market values of (Note 6):	$153,429,930	$22,668,918	$48,671,925	$34,728,540	$5,853,546

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
December 31, 2006

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
ASSETS:
Securities of affiliated Mutual Funds, at market value*	$292,331,994	$550,034,274	$1,331,141,566	$1,471,055,268	$470,937,264
Receivable for:
Dividends	1,652,454	2,541,779	4,068,719	2,437,794	—
Investments sold	—	—	—	125,362	44,929
Fund shares sold	323,600	625,526	720,276	1,717,365	880,901
Total Assets	294,308,048	553,201,579	1,335,930,561	1,475,335,789	471,863,094
LIABILITIES:
Payable for:
Investments purchased	1,864,170	3,063,634	4,653,159	4,155,159	880,901
Fund shares redeemed	82,923	51,409	20,945	—	—
Distribution to shareholders	2,874	1,544	1,457	—	—
Accrued Expenses:
Administrative services fees	3,966	7,485	17,379	19,200	6,544
Advisory fees	25,451	47,454	105,760	115,497	40,744
Other accrued expense	41,414	64,000	120,029	127,716	47,278
Total Liabilities	2,020,798	3,235,526	4,918,729	4,417,572	975,467
NET ASSETS	$292,287,250	$549,966,053	$1,331,011,832	$1,470,918,217	$470,887,627
NET ASSETS REPRESENTED BY:
Paid-in capital	$282,803,105	$518,393,102	$1,197,821,312	$1,251,298,067	$381,601,694
Net unrealized appreciation on investments	7,096,454	48,134,155	187,348,397	230,396,968	77,726,624
Undistributed net investment income	483,907	3,978	386,298	2,317,321	—
Accumulated net realized gain (loss) on investments	1,903,784	(16,565,182)	(54,544,175)	(13,094,139)	11,559,309
NET ASSETS	$292,287,250	$549,966,053	$1,331,011,832	$1,470,918,217	$470,887,627
CAPITAL SHARES:
Net Assets	$292,287,250	$549,966,053	$1,331,011,832	$1,470,918,217	$470,887,627
Shares Outstanding	11,831,706	22,464,684	54,860,119	59,887,676	18,194,997
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$24.70	$24.48	$24.26	$24.56	$25.88
Cost of investments	$285,235,540	$501,900,119	$1,143,793,169	$1,240,658,300	$393,210,640

__________ * Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
December 31, 2006

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
ASSETS:
Securities of affiliated Mutual Funds, at market value*	$22,545,662	$48,506,225	$84,383,243	$62,426,178	$48,826,684
Receivable for:
Dividends	122,219	211,281	264,764	150,696	90,118
Investments sold	1,564	—	—	—	—
Fund shares sold	5,460	243,079	329,009	73,490	115,579
Due from investment adviser**	15,991	3,047	1,402	2,199	3,045
Total Assets	22,690,896	48,963,632	84,978,418	62,652,563	49,035,426
LIABILITIES:
Payable for:
Investments purchased	122,219	449,304	584,934	218,045	200,655
Fund shares redeemed	7,024	—	—	—	—
Accrued Expenses:
Administrative services fees	2,501	2,501	2,501	2,501	2,501
Advisory fees	1,943	4,174	7,206	5,355	4,163
Other accrued expense	22,845	24,436	26,325	24,919	24,404
Total Liabilities	156,532	480,415	620,966	250,820	231,723
NET ASSETS	$22,534,364	$48,483,217	$84,357,452	$62,401,743	$48,803,703
NET ASSETS REPRESENTED BY:
Paid-in capital	$22,024,564	$46,137,085	$78,569,323	$57,393,098	$44,597,459
Net unrealized appreciation on investments	224,539	1,227,600	3,319,070	2,992,575	2,456,812
Undistributed net investment income	5,969	13,339	17,640	10,452	6,418
Accumulated net realized gain on investments	279,292	1,105,193	2,451,419	2,005,618	1,743,014
NET ASSETS	$22,534,364	$48,483,217	$84,357,452	$62,401,743	$48,803,703
CAPITAL SHARES:
Net Assets	$22,534,364	$48,483,217	$84,357,452	$62,401,743	$48,803,703
Shares Outstanding	2,144,872	4,467,120	7,472,635	5,415,581	4,162,379
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$10.51	$10.85	$11.29	$11.52	$11.72
Cost of investments	$22,321,123	$47,278,625	$81,064,173	$59,433,603	$46,369,872

__________ * Investment in other Vantagepoint Funds (Note 1). ** Contractual fee waiver (Note 3)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
December 31, 2006

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040
ASSETS:
Securities of affiliated Mutual Funds, at market value*	$26,023,190	$16,423,132	$12,699,112
Receivable for:
Dividends	36,011	15,855	10,599
Fund shares sold	58,136	42,465	123,544
Due from investment adviser**	11,857	21,077	26,239
Total Assets	26,129,194	16,502,529	12,859,494
LIABILITIES:
Payable for:
Investments purchased	94,147	58,320	122,879
Fund shares redeemed	—	—	11,264
Accrued Expenses:
Administrative services fees	2,501	2,501	2,501
Advisory fees	2,223	1,400	1,068
Other accrued expense	23,161	22,697	22,301
Total Liabilities	122,032	84,918	160,013
NET ASSETS	$26,007,162	$16,417,611	$12,699,481
NET ASSETS REPRESENTED BY:
Paid-in capital	$23,658,039	$15,030,389	$11,854,204
Net unrealized appreciation on investments	1,350,964	682,365	301,044
Undistributed net investment income	2,513	1,278	637
Accumulated net realized gain on investments	995,646	703,579	543,596
NET ASSETS	$26,007,162	$16,417,611	$12,699,481
CAPITAL SHARES:
Net Assets	$26,007,162	$16,417,611	$12,699,481
Shares Outstanding	2,189,767	1,370,305	1,066,548
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$11.88	$11.98	$11.91
Cost of investments	$24,672,226	$15,740,767	$12,398,068

__________ * Investment in other Vantagepoint Funds (Note 1). ** Contractual fee waiver (Note 3)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Year Ended December 31, 2006

	Money Market	Short-Term Bond	US Government Securities	Asset Allocation	Equity Income
INVESTMENT INCOME:
Dividends	$9,043,931	$—	$—	$11,973,144	$23,850,909
Interest	—	25,375,166	6,319,567	5,873,245	4,721,388
Security lending income	—	1,917	57,406	45,791	2,804,776
Foreign taxes withheld on dividends	—	—	—	—	(132,220)
Total investment income	9,043,931	25,377,083	6,376,973	17,892,180	31,244,853
EXPENSES:
Directors	2,787	8,868	2,249	11,623	20,501
Subadviser	—	773,754	82,181	1,707,446	5,002,984
Custodian	28,736	122,439	48,761	138,325	212,172
Advisory*	181,247	566,981	143,330	739,335	1,314,580
Fund services	271,871	850,472	214,995	1,109,002	1,971,869
Investor services	362,495	1,133,962	286,660	1,478,670	2,629,159
Administration	27,262	109,872	27,385	144,813	255,952
Other expenses	67,940	133,101	54,504	242,477	286,055
Total expenses	942,338	3,699,449	860,065	5,571,691	11,693,272
NET INVESTMENT INCOME	8,101,593	21,677,634	5,516,908	12,320,489	19,551,581
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on sale of investments	—	(2,146,355)	(1,632,407)	25,610,761	83,154,508
Net realized gain (loss) on futures contracts and foreign currency transactions	—	(113,841)	—	12,551,633	—
Realized gain distributions from a mutual fund	6,063	—	—	—	—
Net change in unrealized appreciation on investments	—	2,381,042	734,414	55,100,375	127,559,492
Net change in unrealized appreciation (depreciation) on futures contracts and foreign currency transactions	—	(68,776)	—	1,863,504	—
NET GAIN (LOSS) ON INVESTMENTS	6,063	52,070	(897,993)	95,126,273	210,714,000
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,107,656	$21,729,704	$4,618,915	$107,446,762	$230,265,581

__________ * Refer to Note 3

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Year Ended December 31, 2006

	Growth & Income	Growth	Aggressive Opportunities	International
INVESTMENT INCOME:
Dividends	$16,872,402	$29,613,588	$7,738,672	$19,288,154
Interest	1,327,149	2,994,267	2,073,321	1,917,573
Security lending income	135,055	539,909	3,462,614	372,704
Foreign taxes withheld on dividends	(89,220)	(54,740)	(85,429)	(1,561,827)
Total investment income	18,245,386	33,093,024	13,189,178	20,016,604
EXPENSES:
Directors	16,700	43,212	20,471	14,231
Subadviser	3,176,406	10,573,322	6,813,294	4,689,410
Custodian	213,333	528,953	319,589	944,114
Advisory*	1,070,100	2,745,183	1,304,767	916,014
Fund services	1,605,150	4,117,775	1,957,150	1,374,021
Investor services	2,140,200	5,490,367	2,609,533	1,832,028
Administration	207,728	541,526	254,297	175,468
Other expenses	230,537	537,112	282,561	208,283
Total expenses	8,660,154	24,577,450	13,561,662	10,153,569
NET INVESTMENT INCOME (LOSS)	9,585,232	8,515,574	(372,484)	9,863,035
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain on sale of investments	67,902,507	255,602,813	200,989,514	137,016,123
Net realized gain (loss) on futures contracts and foreign currency transactions	(57,033)	(184,108)	7,631,987	(1,549,300)
Net change in unrealized appreciation (depreciation) on investments	58,612,549	4,031,254	(31,067,773)	28,928,805
Net change in unrealized appreciation (depreciation) on futures contracts and foreign currency transactions	65	(376)	(12,898,851)	56,869
NET GAIN ON INVESTMENTS	126,458,088	259,449,583	164,654,877	164,452,497
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,043,320	$267,965,157	$164,282,393	$174,315,532

__________ * Refer to Note 3

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Year Ended December 31, 2006

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
INVESTMENT INCOME:
Dividends	$—	$6,917,861	$11,081,353	$2,383,017	$3,350,072
Interest	53,179,658	248,176	229,554	174,426	273,568
Security lending income	199,074	25,210	157,215	190,274	40,706
Foreign taxes withheld on dividends	—	—	(273)	(626)	(235,482)
Total investment income	53,378,732	7,191,247	11,467,849	2,747,091	3,428,864
EXPENSES:
Directors	16,898	5,663	9,638	2,775	1,809
Subadviser	237,611	74,417	134,872	80,741	91,241
Custodian	306,812	83,064	158,716	102,142	263,561
Advisory Class I*	456,864	51,214	97,564	36,196	20,097
Advisory Class II*	83,154	130,139	209,425	52,543	39,024
Fund services Class I	1,370,592	153,643	292,692	108,588	60,290
Fund services Class II	83,154	130,139	209,425	52,543	39,024
Investor services Class I	1,370,592	153,643	292,692	108,588	60,290
Investor services Class II	83,154	130,139	209,425	52,543	39,024
Administration	210,719	70,555	119,827	34,567	21,692
Other expenses	238,021	131,287	142,719	61,633	76,547
Total expenses	4,457,571	1,113,903	1,876,995	692,859	712,599
NET INVESTMENT INCOME	48,921,161	6,077,344	9,590,854	2,054,232	2,716,265
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on sale of investments	(4,233,946)	17,452,164	23,775,953	14,234,712	1,729,385
Net realized gain on futures contracts and foreign currency transactions	—	513,194	481,254	271,861	773,484
Net change in unrealized appreciation (depreciation) on investments	(2,593,605)	28,909,879	55,560,497	7,766,616	21,828,368
Net change in unrealized appreciation (depreciation) on futures contracts and foreign currency transactions	—	70,180	116,852	25,819	(23,820)
NET GAIN (LOSS) ON INVESTMENTS	(6,827,551)	46,945,417	79,934,556	22,299,008	24,307,417
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,093,610	$53,022,761	$89,525,410	$24,353,240	$27,023,682

__________ * Refer to Note 3

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Year Ended December 31, 2006

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
INVESTMENT INCOME IN AFFILIATED MUTUAL FUNDS:
Dividends*	$9,882,972	$15,722,060	$27,580,710	$21,701,990	$3,276,390
Total investment income	9,882,972	15,722,060	27,580,710	21,701,990	3,276,390
EXPENSES:
Directors	4,423	8,225	19,042	20,590	5,889
Custodian	28,673	32,639	38,211	39,122	30,256
Advisory**	281,388	521,374	1,125,013	1,207,370	382,259
Administration	42,134	79,408	182,471	197,329	56,283
Legal	24,276	45,158	103,499	111,591	31,062
Other expenses	50,888	78,664	150,673	162,024	65,158
Total expenses	431,782	765,468	1,618,909	1,738,026	570,907
NET INVESTMENT INCOME	9,451,190	14,956,592	25,961,801	19,963,964	2,705,483
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on sale of investments	7,380,089	9,451,523	7,453,877	(8,256,967)	3,323,394
Realized gain distributions from affiliated mutual funds	3,834,070	9,400,657	31,918,530	45,867,130	17,357,388
Net change in unrealized appreciation (depreciation) on investments	(1,645,116)	8,621,802	57,451,792	101,272,365	30,238,481
NET GAIN ON INVESTMENTS	9,569,043	27,473,982	96,824,199	138,882,528	50,919,263
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,020,233	$42,430,574	$122,786,000	$158,846,492	$53,624,746

__________ * Received from other Vantagepoint Funds (Note 1). ** Refer to Note 3

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Year Ended December 31, 2006

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
INVESTMENT INCOME IN AFFILIATED MUTUAL FUNDS:
Dividends*	$609,677	$1,105,876	$1,563,879	$1,013,195	$700,110
Total investment income	609,677	1,105,876	1,563,879	1,013,195	700,110
EXPENSES:
Directors	261	548	927	642	498
Custodian	22,270	22,704	23,178	22,779	22,542
Advisory**	16,965	36,129	60,813	43,322	32,664
Administration	15,002	15,002	15,002	15,002	15,002
Audit	13,039	13,039	13,039	13,040	13,041
State license fees and memberships	17,969	18,328	18,822	18,455	18,243
Other expenses	3,953	8,344	13,473	9,170	6,839
Total expenses	89,459	114,094	145,254	122,410	108,829
Less reimbursements (Note 3)	(62,838)	(49,873)	(40,332)	(45,412)	(50,574)
Total expenses net of reductions and reimbursements	26,621	64,221	104,922	76,998	58,255
NET INVESTMENT INCOME	583,056	1,041,655	1,458,957	936,197	641,855
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain on sale of investments	130,831	378,405	488,887	163,105	117,454
Realized gain distributions from affiliated mutual funds	333,778	1,002,568	2,318,408	1,982,969	1,719,290
Net change in unrealized appreciation on investments	264,323	867,832	2,235,772	2,118,890	1,675,287
NET GAIN ON INVESTMENTS	728,932	2,248,805	5,043,067	4,264,964	3,512,031
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,311,988	$3,290,460	$6,502,024	$5,201,161	$4,153,886

__________ * Received from other Vantagepoint Funds (Note 1). ** Refer to Note 3

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Year Ended December 31, 2006

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040
INVESTMENT INCOME IN AFFILIATED MUTUAL FUNDS:
Dividends*	$340,507	$190,576	$136,745
Total investment income	340,507	190,576	136,745
EXPENSES:
Directors	261	165	94
Custodian	22,232	22,087	22,013
Advisory**	17,509	10,514	6,770
Administration	15,002	15,002	15,002
Audit	13,040	13,040	13,041
State license fees and memberships	17,942	17,823	17,732
Other expenses	3,579	1,995	1,114
Total expenses	89,565	80,626	75,766
Less reimbursements (Note 3)	(57,703)	(61,297)	(63,317)
Total expenses net of reductions and reimbursements	31,862	19,329	12,449
NET INVESTMENT INCOME	308,645	171,247	124,296
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain on sale of investments	69,252	127,782	178,345
Realized gain distributions from affiliated mutual funds	992,881	665,416	514,771
Net change in unrealized appreciation on investments	962,707	484,749	173,566
NET GAIN ON INVESTMENTS	2,024,840	1,277,947	866,682
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,333,485	$1,449,194	$990,978

__________ * Received from other Vantagepoint Funds (Note 1). ** Refer to Note 3

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Money Market		Short-Term Bond
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$8,101,593	$3,514,719	$21,677,634	$15,999,985
Net realized gain (loss) on sale of investments	6,063	—	(2,260,196)	(4,009,949)
Net change in unrealized appreciation (depreciation) of investments	—	—	2,312,266	(5,147,586)
Net increase in net assets resulting from operations	8,107,656	3,514,719	21,729,704	6,842,450
Distributions to shareholders from:
Net investment income	(8,101,593)	(3,514,719)	(22,130,500)	(16,379,606)
Net realized gain on investments	(6,063)	—	—	—
Return of capital	—	—	(2,019,872)	—
Total distributions	(8,107,656)	(3,514,719)	(24,150,372)	(16,379,606)
Capital share transactions:
Proceeds from sale of shares	114,571,938	74,452,806	76,129,924	77,901,874
Reinvestment of distributions	8,107,656	3,520,240	24,150,374	16,379,606
Value of shares redeemed	(47,887,407)	(51,442,634)	(34,099,542)	(40,234,957)
Net increase from capital share transactions	74,792,187	26,530,412	66,180,756	54,046,523
Total increase in net assets	74,792,187	26,530,412	63,760,088	44,509,367
NET ASSETS at beginning of year	142,979,091	116,448,679	543,913,016	499,403,649
NET ASSETS at end of year	$217,771,278	$142,979,091	$607,673,104	$543,913,016
Undistributed net investment income included in net assets at end of year	$—	$—	$—	$18,269
SHARE TRANSACTIONS:
Number of shares sold	114,571,938	74,452,805	7,774,549	7,881,713
Number of shares issued through reinvestment of dividends and distributions	8,107,656	3,520,240	2,473,087	1,661,070
Number of shares redeemed	(47,887,407)	(51,442,634)	(3,492,137)	(4,069,519)
Net increase in shares outstanding	74,792,187	26,530,411	6,755,499	5,473,264

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	US Government Securities		Asset Allocation
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,516,908	$4,703,118	$12,320,489	$11,200,016
Net realized gain (loss) on sale of investments	(1,632,407)	(1,638,779)	38,162,394	13,028,932
Net change in unrealized appreciation (depreciation) of investments	734,414	(1,565,026)	56,963,879	8,487,364
Net increase in net assets resulting from operations	4,618,915	1,499,313	107,446,762	32,716,312
Distributions to shareholders from:
Net investment income	(5,508,157)	(4,815,031)	(12,047,039)	(11,282,884)
Net realized gain on investments	—	—	(12,454,093)	(3,637,133)
Return of capital	(455,973)	—	—	—
Total distributions	(5,964,130)	(4,815,031)	(24,501,132)	(14,920,017)
Capital share transactions:
Proceeds from sale of shares	19,881,091	24,058,699	71,646,779	68,049,857
Reinvestment of distributions	5,964,119	4,815,031	24,501,132	14,920,017
Value of shares redeemed	(33,294,937)	(37,390,913)	(148,494,794)	(158,517,513)
Net decrease from capital share transactions	(7,449,727)	(8,517,183)	(52,346,883)	(75,547,639)
Total increase (decrease) in net assets	(8,794,942)	(11,832,901)	30,598,747	(57,751,344)
NET ASSETS at beginning of year	151,334,575	163,167,476	737,782,747	795,534,091
NET ASSETS at end of year	$142,539,633	$151,334,575	$768,381,494	$737,782,747
Undistributed net investment income included in net assets at end of year	$—	$—	$1,127,211	$928,491
SHARE TRANSACTIONS:
Number of shares sold	1,983,713	2,351,557	9,170,636	9,350,350
Number of shares issued through reinvestment of dividends and distributions	594,945	471,732	2,899,542	1,955,442
Number of shares redeemed	(3,319,412)	(3,656,752)	(18,880,309)	(21,658,016)
Net decrease in shares outstanding	(740,754)	(833,463)	(6,810,131)	(10,352,224)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Equity Income		Growth & Income
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$19,551,581	$21,143,870	$9,585,232	$8,309,537
Net realized gain on sale of investments	83,154,508	71,752,555	67,845,474	34,274,430
Net change in unrealized appreciation (depreciation) of investments	127,559,492	(25,385,152)	58,612,614	15,359,438
Net increase in net assets resulting from operations	230,265,581	67,511,273	136,043,320	57,943,405
Distributions to shareholders from:
Net investment income	(19,346,014)	(21,448,323)	(9,346,498)	(8,574,021)
Net realized gain on investments	(68,341,252)	(58,677,840)	(46,001,308)	—
Total distributions	(87,687,266)	(80,126,163)	(55,347,806)	(8,574,021)
Capital share transactions:
Proceeds from sale of shares	177,379,125	235,352,433	153,442,565	148,841,980
Reinvestment of distributions	87,677,531	80,088,932	55,345,916	8,573,719
Value of shares redeemed	(200,151,067)	(130,563,425)	(129,701,470)	(102,423,207)
Net increase from capital share transactions	64,905,589	184,877,940	79,087,011	54,992,492
Total increase in net assets	207,483,904	172,263,050	159,782,525	104,361,876
NET ASSETS at beginning of year	1,260,469,552	1,088,206,502	1,016,831,423	912,469,547
NET ASSETS at end of year	$1,467,953,456	$1,260,469,552	$1,176,613,948	$1,016,831,423
Undistributed net investment income included in net assets at end of year	$221,422	$8,400	$490,058	$264,956
SHARE TRANSACTIONS:
Number of shares sold	18,705,343	25,962,649	13,755,442	14,687,655
Number of shares issued through reinvestment of dividends and distributions	8,811,812	8,918,590	4,783,571	793,863
Number of shares redeemed	(21,350,248)	(14,306,776)	(11,689,273)	(10,115,239)
Net increase in shares outstanding	6,166,907	20,574,463	6,849,740	5,366,279

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Growth		Aggressive Opportunities
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$8,515,574	$3,115,929	$(372,484)	$3,571,067
Net realized gain on sale of investments	255,418,705	149,423,088	208,621,501	117,397,002
Net change in unrealized appreciation (depreciation) of investments	4,030,878	(30,533,846)	(43,966,624)	25,511,224
Net increase in net assets resulting from operations	267,965,157	122,005,171	164,282,393	146,479,293
Distributions to shareholders from:
Net investment income	(8,373,928)	(4,568,484)	(5,004,797)	(29,665,131)
Net realized gain on investments	—	—	(29,960,480)	—
Total distributions	(8,373,928)	(4,568,484)	(34,965,277)	(29,665,131)
Capital share transactions:
Proceeds from sale of shares	272,236,478	262,519,835	155,161,856	140,245,577
Reinvestment of distributions	8,373,928	4,568,484	34,965,277	29,665,072
Value of shares redeemed	(573,209,664)	(566,191,826)	(205,149,309)	(184,373,882)
Net decrease from capital share transactions	(292,599,258)	(299,103,507)	(15,022,176)	(14,463,233)
Total increase (decrease) in net assets	(33,008,029)	(181,666,820)	114,294,940	102,350,929
NET ASSETS at beginning of year	2,816,802,533	2,998,469,353	1,252,413,335	1,150,062,406
NET ASSETS at end of year	$2,783,794,504	$2,816,802,533	$1,366,708,275	$1,252,413,335
Undistributed net investment income included in net assets at end of year	$425,909	$(94,160)	$(2,191)	$(9,238,840)
SHARE TRANSACTIONS:
Number of shares sold	30,855,340	32,447,213	12,804,294	12,872,932
Number of shares issued through reinvestment of dividends and distributions	864,183	517,382	2,702,108	2,526,837
Number of shares redeemed	(64,302,554)	(69,746,930)	(16,785,739)	(17,041,188)
Net decrease in shares outstanding	(32,583,031)	(36,782,335)	(1,279,337)	(1,641,419)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	International
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$9,863,035	$6,727,194
Net realized gain on sale of investments	135,466,823	47,386,689
Net change in unrealized appreciation of investments	28,985,674	50,613,704
Net increase in net assets resulting from operations	174,315,532	104,727,587
Distributions to shareholders from:
Net investment income	(14,695,091)	(12,179,965)
Net realized gain on investments	(92,620,774)	—
Total distributions	(107,315,865)	(12,179,965)
Capital share transactions:
Proceeds from sale of shares	245,566,850	96,507,847
Reinvestment of distributions	107,315,865	12,179,965
Value of shares redeemed	(92,212,868)	(83,883,274)
Net increase from capital share transactions	260,669,847	24,804,538
Total increase in net assets	327,669,514	117,352,160
NET ASSETS at beginning of year	722,161,436	604,809,276
NET ASSETS at end of year	$1,049,830,950	$722,161,436
Undistributed net investment income included in net assets at end of year	$(5,642,009)	$(5,334,590)
SHARE TRANSACTIONS:
Number of shares sold	19,883,822	9,381,932
Number of shares issued through reinvestment of dividends and distributions	8,544,256	1,049,997
Number of shares redeemed	(7,323,457)	(8,103,671)
Net increase in shares outstanding	21,104,621	2,328,258

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Core Bond Index		500 Stock Index
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$48,921,161	$39,651,630	$6,077,344	$5,457,463
Net realized gain (loss) on sale of investments	(4,233,946)	(2,234,490)	17,965,358	20,274,748
Net change in unrealized appreciation (depreciation) of investments	(2,593,605)	(18,040,701)	28,980,059	(10,109,834)
Net increase in net assets resulting from operations	42,093,610	19,376,439	53,022,761	15,622,377
Distributions to shareholders from:
Net investment income—Class I	(44,920,670)	(37,580,456)	(1,401,396)	(1,476,749)
Net investment income—Class II	(8,408,673)	(8,194,827)	(4,529,631)	(4,028,822)
Return of capital—Class I	(3,778,387)	—	—	—
Return of capital—Class II	(651,657)	—	—	—
Total distributions	(57,759,387)	(45,775,283)	(5,931,027)	(5,505,571)
Capital share transactions:
Proceeds from sale of shares—Class I	143,624,871	138,830,538	10,534,365	12,467,211
Proceeds from sale of shares—Class II	25,099,849	28,305,234	48,011,790	47,924,492
Reinvestment of distributions—Class I	48,699,075	37,580,456	1,400,580	1,475,782
Reinvestment of distributions—Class II	9,060,333	8,194,827	4,529,631	4,028,822
Value of shares redeemed—Class I	(55,894,969)	(53,338,252)	(25,210,070)	(24,450,824)
Value of shares redeemed—Class II	(26,347,771)	(34,462,069)	(40,868,457)	(59,403,274)
Net increase (decrease) from capital share transactions	144,241,388	125,110,734	(1,602,161)	(17,957,791)
Total increase (decrease) in net assets	128,575,611	98,711,890	45,489,573	(7,840,985)
NET ASSETS at beginning of year	1,031,395,770	932,683,880	349,879,698	357,720,683
NET ASSETS at end of year	$1,159,971,381	$1,031,395,770	$395,369,271	$349,879,698
Undistributed net investment income included in net assets at end of year	$—	$—	$110,062	$6,328
SHARE TRANSACTIONS:
Number of shares sold—Class I	14,668,662	13,838,558	1,004,662	1,303,126
Number of shares issued through reinvestment of dividends and distributions—Class I	4,998,854	3,748,319	124,055	147,137
Number of shares redeemed—Class I	(5,754,493)	(5,306,820)	(2,462,341)	(2,566,364)
Net increase (decrease) in shares outstanding—Class I	13,913,023	12,280,057	(1,333,624)	(1,116,101)
Number of shares sold—Class II	2,565,858	2,803,528	4,894,220	5,307,358
Number of shares issued through reinvestment of dividends and distributions—Class II	925,985	813,631	422,935	423,196
Number of shares redeemed—Class II	(2,686,544)	(3,429,357)	(4,156,114)	(6,526,882)
Net increase in shares outstanding—Class II	805,299	187,802	1,161,041	(796,328)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Broad Market Index		Mid/Small Company Index
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$9,590,854	$8,760,425	$2,054,232	$1,682,687
Net realized gain on sale of investments	24,257,207	15,110,460	14,506,573	7,334,922
Net change in unrealized appreciation of investments	55,677,349	11,096,071	7,792,435	5,186,483
Net increase in net assets resulting from operations	89,525,410	34,966,956	24,353,240	14,204,092
Distributions to shareholders from:
Net investment income—Class I	(2,310,857)	(2,731,768)	(570,116)	(631,067)
Net investment income—Class II	(6,626,524)	(6,247,453)	(1,014,152)	(1,103,099)
Net realized gain on investments—Class I	—	—	(2,740,781)	—
Net realized gain on investments—Class II	—	—	(3,899,910)	—
Total distributions	(8,937,381)	(8,979,221)	(8,224,959)	(1,734,166)
Capital share transactions:
Proceeds from sale of shares—Class I	8,463,878	9,594,655	22,122,825	25,396,933
Proceeds from sale of shares—Class II	67,646,803	61,930,373	26,425,231	27,809,894
Reinvestment of distributions—Class I	2,308,829	2,729,799	3,309,703	630,835
Reinvestment of distributions—Class II	6,626,524	6,247,453	4,914,062	1,103,099
Value of shares redeemed—Class I	(49,214,562)	(37,236,819)	(21,949,655)	(18,928,431)
Value of shares redeemed—Class II	(69,237,879)	(69,857,635)	(29,219,624)	(27,546,592)
Net increase (decrease) from capital share transactions	(33,406,407)	(26,592,174)	5,602,542	8,465,738
Total increase (decrease) in net assets	47,181,622	(604,439)	21,730,823	20,935,664
NET ASSETS at beginning of year	598,430,755	599,035,194	163,832,603	142,896,939
NET ASSETS at end of year	$645,612,377	$598,430,755	$185,563,426	$163,832,603
Undistributed net investment income included in net assets at end of year	$5,500,969	$5,063,523	$662,816	$338,309
SHARE TRANSACTIONS:
Number of shares sold—Class I	765,181	962,975	1,382,566	1,807,427
Number of shares issued through reinvestment of dividends and distributions—Class I	194,182	259,734	198,542	41,530
Number of shares redeemed—Class I	(4,543,303)	(3,776,799)	(1,378,148)	(1,361,299)
Net increase (decrease) in shares outstanding—Class I	(3,583,940)	(2,554,090)	202,960	487,658
Number of shares sold—Class II	6,551,146	6,616,714	1,723,786	2,069,942
Number of shares issued through reinvestment of dividends and distributions—Class II	589,548	627,885	308,285	75,814
Number of shares redeemed—Class II	(6,641,244)	(7,410,016)	(1,916,202)	(2,056,189)
Net increase (decrease) in shares outstanding—Class II	499,450	(165,417)	115,869	89,567

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Overseas Equity Index
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,716,265	$1,557,067
Net realized gain on sale of investments	2,502,869	3,505,458
Net change in unrealized appreciation (depreciation) of investments	21,804,548	4,831,146
Net increase in net assets resulting from operations	27,023,682	9,893,671
Distributions to shareholders from:
Net investment income	—	—
Net investment income—Class I	(1,232,897)	(585,809)
Net investment income—Class II	(2,717,697)	(1,185,550)
Net realized gain on investments	—	—
Total distributions	(3,950,594)	(1,771,359)
Capital share transactions:
Proceeds from sale of shares	—	—
Proceeds from sale of shares—Class I	22,549,258	11,800,767
Proceeds from sale of shares—Class II	41,974,371	20,690,878
Reinvestment of distributions	—	—
Reinvestment of distributions—Class I	1,232,897	585,809
Reinvestment of distributions—Class II	2,717,697	1,185,550
Value of shares redeemed	—	—
Value of shares redeemed—Class I	(9,060,938)	(8,218,731)
Value of shares redeemed—Class II	(8,823,054)	(12,025,120)
Net increase from capital share transactions	50,590,231	14,019,153
Total increase in net assets	73,663,319	22,141,465
NET ASSETS at beginning of year	89,558,559	67,417,094
NET ASSETS at end of year	$163,221,878	$89,558,559
Undistributed net investment income included in net assets at end of year	$(503,583)	$(42,858)
SHARE TRANSACTIONS:
Number of shares sold—Class I	1,761,043	1,136,202
Number of shares issued through reinvestment of dividends and distributions—Class I	89,927	51,795
Number of shares redeemed—Class I	(741,723)	(803,469)
Net increase (decrease) in shares outstanding—Class I	1,109,247	384,528
Number of shares sold—Class II	3,480,524	2,106,697
Number of shares issued through reinvestment of dividends and distributions—Class II	209,376	110,592
Number of shares redeemed—Class II	(754,036)	(1,226,088)
Net increase (decrease) in shares outstanding—Class II	2,935,864	991,201

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Savings Oriented		Conservative Growth
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$9,451,190	$8,163,601	$14,956,592	$13,351,361
Net realized gain on sale of investments	11,214,159	5,875,886	18,852,180	5,710,995
Net change in unrealized appreciation (depreciation) of investments	(1,645,116)	(5,764,267)	8,621,802	1,748,179
Net increase in net assets resulting from operations	19,020,233	8,275,220	42,430,574	20,810,535
Distributions to shareholders from:
Net investment income	(9,669,543)	(8,124,137)	(15,391,031)	(13,300,663)
Net realized gain on investments	(3,859,279)	—	—	—
Total distributions	(13,528,822)	(8,124,137)	(15,391,031)	(13,300,663)
Capital share transactions:
Proceeds from sale of shares	49,004,958	59,758,009	80,971,882	90,198,421
Reinvestment of distributions	13,525,948	8,120,134	15,389,487	13,298,263
Value of shares redeemed	(56,770,733)	(47,969,147)	(86,426,952)	(78,110,606)
Net increase from capital share transactions	5,760,173	19,908,996	9,934,417	25,386,078
Total increase in net assets	11,251,584	20,060,079	36,973,960	32,895,950
NET ASSETS at beginning of year	281,035,666	260,975,587	512,992,093	480,096,143
NET ASSETS at end of year	$292,287,250	$281,035,666	$549,966,053	$512,992,093
Undistributed net investment income included in net assets at end of year	$483,907	$525,748	$3,978	$123,420
SHARE TRANSACTIONS:
Number of shares sold	1,981,367	2,451,616	3,385,419	3,916,316
Number of shares issued through reinvestment of dividends and distributions	547,831	334,575	629,684	570,741
Number of shares redeemed	(2,296,701)	(1,966,793)	(3,628,028)	(3,399,754)
Net increase in shares outstanding	232,497	819,398	387,075	1,087,303

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Traditional Growth		Long-Term Growth
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$25,961,801	$23,212,297	$19,963,964	$20,548,875
Net realized gain on sale of investments	39,372,407	4,995,268	37,610,163	2,886,142
Net change in unrealized appreciation of investments	57,451,792	33,072,789	101,272,365	56,692,685
Net increase in net assets resulting from operations	122,786,000	61,280,354	158,846,492	80,127,702
Distributions to shareholders from:
Net investment income	(27,189,258)	(23,130,568)	(18,812,941)	(20,562,518)
Net realized gain on investments	(1,688,035)	—	(2,925,344)	—
Total distributions	(28,877,293)	(23,130,568)	(21,738,285)	(20,562,518)
Capital share transactions:
Proceeds from sale of shares	200,335,145	193,221,946	237,998,696	201,320,806
Reinvestment of distributions	28,875,836	23,128,453	21,738,285	20,562,518
Value of shares redeemed	(127,778,931)	(123,905,324)	(135,256,272)	(112,626,493)
Net increase from capital share transactions	101,432,050	92,445,075	124,480,709	109,256,831
Total increase in net assets	195,340,757	130,594,861	261,588,916	168,822,015
NET ASSETS at beginning of year	1,135,671,075	1,005,076,214	1,209,329,301	1,040,507,286
NET ASSETS at end of year	$1,331,011,832	$1,135,671,075	$1,470,918,217	$1,209,329,301
Undistributed net investment income included in net assets at end of year	$386,298	$886,488	$2,317,321	$148,918
SHARE TRANSACTIONS:
Number of shares sold	8,606,450	8,864,617	10,290,493	9,510,520
Number of shares issued through reinvestment of dividends and distributions	1,193,710	1,026,107	888,728	923,743
Number of shares redeemed	(5,501,760)	(5,700,164)	(5,870,485)	(5,355,077)
Net increase in shares outstanding	4,298,400	4,190,560	5,308,736	5,079,186

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	All-Equity Growth
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,705,483	$3,248,520
Net realized gain on sale of investments	20,680,782	2,527,756
Net change in unrealized appreciation of investments	30,238,481	17,093,652
Net increase in net assets resulting from operations	53,624,746	22,869,928
Distributions to shareholders from:
Net investment income	(3,415,483)	(3,248,520)
Net realized gain on investments	(4,151,373)	—
Total distributions	(7,566,856)	(3,248,520)
Capital share transactions:
Proceeds from sale of shares	150,738,246	101,791,361
Reinvestment of distributions	7,566,856	3,248,520
Value of shares redeemed	(37,450,476)	(37,101,341)
Net increase from capital share transactions	120,854,626	67,938,540
Total increase in net assets	166,912,516	87,559,948
NET ASSETS at beginning of year	303,975,111	216,415,163
NET ASSETS at end of year	$470,887,627	$303,975,111
Undistributed net investment income included in net assets at end of year	$—	$—
SHARE TRANSACTIONS:
Number of shares sold	6,217,305	4,714,902
Number of shares issued through reinvestment of dividends and distributions	294,087	140,689
Number of shares redeemed	(1,554,344)	(1,735,604)
Net increase in shares outstanding	4,957,048	3,119,987

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone Retirement Income		Milestone 2010
	For the Year Ended December 31, 2006	For the Period from January 3,* 2005 to December 31, 2005	For the Year Ended December 31, 2006	For the Period from January 3,* 2005 to December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$583,056	$248,734	$1,041,655	$458,370
Net realized gain on sale of investments	464,609	61,215	1,380,973	208,645
Net change in unrealized appreciation (depreciation) of investments	264,323	(39,784)	867,832	359,768
Net increase in net assets resulting from operations	1,311,988	270,165	3,290,460	1,026,783
Distributions to shareholders from:
Net investment income	(594,424)	(244,758)	(1,062,637)	(452,862)
Net realized gain on investments	(223,180)	(9,991)	(438,462)	(17,150)
Total distributions	(817,604)	(254,749)	(1,501,099)	(470,012)
Capital share transactions:
Proceeds from sale of shares	15,200,938	16,120,279	27,626,782	29,871,013
Reinvestment of distributions	817,604	254,749	1,501,099	470,012
Value of shares redeemed	(7,124,863)	(3,244,143)	(9,072,124)	(4,259,697)
Net increase from capital share transactions	8,893,679	13,130,885	20,055,757	26,081,328
Total increase in net assets	9,388,063	13,146,301	21,845,118	26,638,099
NET ASSETS at beginning of year	13,146,301	—	26,638,099	—
NET ASSETS at end of year	$22,534,364	$13,146,301	$48,483,217	$26,638,099
Undistributed net investment income included in net assets at end of year	$5,969	$3,976	$13,339	$5,508
SHARE TRANSACTIONS:
Number of shares sold	1,455,016	1,591,239	2,597,257	2,965,729
Number of shares issued through reinvestment of dividends and distributions	77,867	25,074	138,478	45,588
Number of shares redeemed	(684,330)	(319,994)	(860,960)	(418,972)
Net increase in shares outstanding	848,553	1,296,319	1,874,775	2,592,345

__________ * The Milestone Funds commenced operations on January 3, 2005.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2015		Milestone 2020
	For the Year Ended December 31, 2006	For the Period from January 3,* 2005 to December 31, 2005	For the Year Ended December 31, 2006	For the Period from January 3,* 2005 to December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,458,957	$596,327	$936,197	$371,042
Net realized gain on sale of investments	2,807,295	251,305	2,146,074	157,046
Net change in unrealized appreciation of investments	2,235,772	1,083,298	2,118,890	873,685
Net increase in net assets resulting from operations	6,502,024	1,930,930	5,201,161	1,401,773
Distributions to shareholders from:
Net investment income	(1,493,654)	(589,729)	(962,204)	(367,724)
Net realized gain on investments	(554,181)	(7,261)	(253,397)	(10,964)
Total distributions	(2,047,835)	(596,990)	(1,215,601)	(378,688)
Capital share transactions:
Proceeds from sale of shares	46,077,012	42,635,264	35,500,775	27,467,214
Reinvestment of distributions	2,047,835	596,990	1,215,601	378,688
Value of shares redeemed	(9,676,643)	(3,111,135)	(5,539,787)	(1,629,393)
Net increase from capital share transactions	38,448,204	40,121,119	31,176,589	26,216,509
Total increase in net assets	42,902,393	41,455,059	35,162,149	27,239,594
NET ASSETS at beginning of year	41,455,059	—	27,239,594	—
NET ASSETS at end of year	$84,357,452	$41,455,059	$62,401,743	$27,239,594
Undistributed net investment income included in net assets at end of year	$17,640	$6,598	$10,452	$3,318
SHARE TRANSACTIONS:
Number of shares sold	4,216,756	4,224,140	3,225,773	2,717,445
Number of shares issued through reinvestment of dividends and distributions	181,867	56,965	105,889	35,894
Number of shares redeemed	(897,814)	(309,279)	(509,581)	(159,839)
Net increase in shares outstanding	3,500,809	3,971,826	2,822,081	2,593,500

__________ * The Milestone Funds commenced operations on January 3, 2005.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2025		Milestone 2030
	For the Year Ended December 31, 2006	For the Period from January 3,* 2005 to December 31, 2005	For the Year Year Ended December 31, 2006	For the Period from January 3,* 2005 to December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$641,855	$246,070	$308,645	$117,406
Net realized gain on sale of investments	1,836,744	100,873	1,062,133	49,850
Net change in unrealized appreciation of investments	1,675,287	781,525	962,707	388,257
Net increase in net assets resulting from operations	4,153,886	1,128,468	2,333,485	555,513
Distributions to shareholders from:
Net investment income	(663,029)	(244,311)	(319,455)	(116,695)
Net realized gain on investments	(161,951)	(6,819)	(101,504)	(2,221)
Total distributions	(824,980)	(251,130)	(420,959)	(118,916)
Capital share transactions:
Proceeds from sale of shares	28,399,132	19,923,076	15,463,412	10,280,812
Reinvestment of distributions	824,980	251,130	420,959	118,916
Value of shares redeemed	(3,227,959)	(1,572,900)	(1,843,608)	(782,452)
Net increase from capital share transactions	25,996,153	18,601,306	14,040,763	9,617,276
Total increase in net assets	29,325,059	19,478,644	15,953,289	10,053,873
NET ASSETS at beginning of year	19,478,644	—	10,053,873	—
NET ASSETS at end of year	$48,803,703	$19,478,644	$26,007,162	$10,053,873
Undistributed net investment income included in net assets at end of year	$6,418	$1,759	$2,513	$711
SHARE TRANSACTIONS:
Number of shares sold	2,545,854	1,972,321	1,375,019	1,012,114
Number of shares issued through reinvestment of dividends and distributions	70,632	23,625	35,614	11,114
Number of shares redeemed	(295,889)	(154,164)	(165,444)	(78,650)
Net increase in shares outstanding	2,320,597	1,841,782	1,245,189	944,578

__________ * The Milestone Funds commenced operations on January 3, 2005.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2035		Milestone 2040
	For the Year Ended December 31, 2006	For the Period from January 3,* 2005 to December 31, 2005	For the Year Ended December 31, 2006	For the Period from January 3,* 2005 to December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$171,247	$49,199	$124,296	$33,208
Net realized gain on sale of investments	793,198	15,325	693,116	15,683
Net change in unrealized appreciation of investments	484,749	197,616	173,566	127,478
Net increase in net assets resulting from operations	1,449,194	262,140	990,978	176,369
Distributions to shareholders from:
Net investment income	(177,152)	(48,963)	(129,029)	(33,006)
Net realized gain on investments	(96,606)	(1,391)	(154,958)	(5,077)
Total distributions	(273,758)	(50,354)	(283,987)	(38,083)
Capital share transactions:
Proceeds from sale of shares	12,739,277	4,571,775	11,313,832	3,528,504
Reinvestment of distributions	273,758	50,354	283,987	38,083
Value of shares redeemed	(2,228,677)	(376,098)	(2,692,034)	(618,168)
Net increase from capital share transactions	10,784,358	4,246,031	8,905,785	2,948,419
Total increase in net assets	11,959,794	4,457,817	9,612,776	3,086,705
NET ASSETS at beginning of year	4,457,817	—	3,086,705	—
NET ASSETS at end of year	$16,417,611	$4,457,817	$12,699,481	$3,086,705
Undistributed net investment income included in net assets at end of year	$1,278	$236	$637	$202
SHARE TRANSACTIONS:
Number of shares sold	1,126,872	450,099	992,876	346,502
Number of shares issued through reinvestment of dividends and distributions	22,967	4,688	23,986	3,549
Number of shares redeemed	(196,701)	(37,620)	(239,464)	(60,901)
Net increase in shares outstanding	953,138	417,167	777,398	289,150

__________ * The Milestone Funds commenced operations on January 3, 2005.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Money Market
	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.04	0.03	0.01	0.01	0.01
Net realized and unrealized gain on investments	(0.00)*	—	—	—	—
Total from investment operations	0.04	0.03	0.01	0.01	0.01
Less distributions:
From net investment income	(0.04)	(0.03)	(0.01)	(0.01)	(0.01)
From net realized gains	(0.00)*	—	—	—	—
Total distributions	(0.04)	(0.03)	(0.01)	(0.01)	(0.01)
Net Asset Value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.51%	2.70%	0.82%	0.60%	1.32%
Ratios/Supplemental data:
Net assets, end of year (000)	$217,771	$142,979	$116,449	$105,762	$138,232
Ratios to average net assets:
Ratio of expenses to average net assets	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets	4.47%	2.70%	0.84%	0.60%	1.30%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A	N/A	N/A	N/A	0.49%
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	N/A	N/A	N/A	N/A	1.27%
Portfolio turnover	N/A	N/A	N/A	N/A	N/A

__________
* Rounds to less than $0.01.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Short-Term Bond
	For the Year Ended December 31,
	2006	2005(a)	2004(a)	2003(a)	2002(a)•
Net Asset Value, beginning of period	$9.79	$9.98	$10.00	$10.00	$10.00
Income from investment operations:
Net investment income	0.37	0.30	0.12	0.35	0.40
Net realized and unrealized gain (loss) on investments, futures contracts, foreign currency transactions, wrappers agreements, written options and swaps	0.01	(0.18)	0.24	0.00 *	0.00 *
Total from investment operations	0.38	0.12	0.36	0.35	0.40
Less distributions:
From net investment income	(0.38)	(0.31)	(0.20)	(0.33)	(0.40)
From net realized gains	—	—	(0.04)	(0.01)	(0.05)
Reverse stock split (Note 10)	—	—	—	0.01	0.05
Return of capital	(0.03)	—	(0.14)	(0.02)	—
Total distributions	(0.41)	(0.31)	(0.38)	(0.35)	(0.40)
Net Asset Value, end of year	$9.76	$9.79	$9.98	$10.00	$10.00
Total return	3.98%	1.27%	3.65%	3.51%	4.09%
Ratios/Supplemental data:
Net assets, end of year (000)	$607,673	$543,913	$499,404	$619,964	$454,683
Ratios to average net assets:
Ratio of expenses to average net assets	0.65%	0.65%	0.78%	0.82%	0.83%
Ratio of net investment income to average net assets	3.82%	3.10%	1.94%	3.42%	4.02%
Portfolio turnover	123%	120%	273%	211%	310%

*	Rounds to less than $0.01

(a)	Per Share amounts were adjusted to reflect a 10 for 1 stock split effective October 28, 2005.

•	Per share amounts were calculated using average shares outstanding.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	US Government Securities
	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$10.12	$10.33	$10.54	$10.76	$10.34
Income from investment operations:
Net investment income	0.39	0.31	0.26	0.27	0.34
Net realized and unrealized gain (loss) on investments	(0.06)	(0.20)	(0.07)	(0.10)	0.54
Total from investment operations	0.33	0.11	0.19	0.17	0.88
Less distributions:
From net investment income	(0.39)	(0.32)	(0.27)	(0.30)	(0.35)
From net realized gains	—	—	(0.13)	(0.09)	(0.11)
Return of capital	(0.03)	—	—	—	—
Total distributions	(0.42)	(0.32)	(0.40)	(0.39)	(0.46)
Net Asset Value, end of year	$10.03	$10.12	$10.33	$10.54	$10.76
Total return	3.34%	1.05%	1.77%	1.66%	8.76%
Ratios/Supplemental data:
Net assets, end of year (000)	$142,540	$151,335	$163,167	$188,546	$235,644
Ratios to average net assets:
Ratio of expenses to average net assets	0.60%	0.59%	0.58%	0.61%	0.61%
Ratio of net investment income to average net assets	3.85%	3.01%	2.49%	2.57%	3.30%
Portfolio turnover	69%	91%	205%	120%	114%

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Asset Allocation
	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$7.51	$7.33	$6.75	$5.49	$6.52
Income from investment operations:
Net investment income	0.14	0.12	0.12	0.07	0.10
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.03	0.22	0.59	1.35	(1.13)
Total from investment operations	1.17	0.34	0.71	1.42	(1.03)
Less distributions:
From net investment income	(0.14)	(0.12)	(0.11)	(0.16)	—
From net realized gains	(0.14)	(0.04)	(0.02)	—	—
Total distributions	(0.28)	(0.16)	(0.13)	(0.16)	—
Net Asset Value, end of year	$8.40	$7.51	$7.33	$6.75	$5.49
Total return	15.51%	4.54%	10.62%	25.97%	(15.80)%
Ratios/Supplemental data:
Net assets, end of year (000)	$768,381	$737,783	$795,534	$784,440	$648,156
Ratios to average net assets:
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.76%	0.75%
Ratio of net investment income to average net assets	1.67%	1.48%	1.60%	1.06%	1.61%
Portfolio turnover	15%	9%	15%	17%	25%

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Equity Income
	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$8.87	$8.95	$7.88	$5.98	$7.12
Income from investment operations:
Net investment income	0.14	0.16	0.09	0.08	0.09
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.52	0.36	1.07	1.90	(1.15)
Total from investment operations	1.66	0.52	1.16	1.98	(1.06)
Less distributions:
From net investment income	(0.14)	(0.16)	(0.09)	(0.08)	(0.08)
From net realized gains	(0.49)	(0.44)	—	—	—
In excess of net realized gain on investments	—	—	—	—	—
Return of capital	—	—	—	—	—
Total distributions	(0.63)	(0.60)	(0.09)	(0.08)	(0.08)
Net Asset Value, end of year	$9.90	$8.87	$8.95	$7.88	$5.98
Total return	18.73%	5.76%	14.78%	33.09%	(14.96)%
Ratios/Supplemental data:
Net assets, end of year (000)	$1,467,953	$1,260,470	$1,088,207	$824,093	$565,046
Ratios to average net assets:
Ratio of expenses to average net assets	0.89%	0.89%	0.90%	0.92%	0.92%
Ratio of net investment income to average net assets	1.49%	1.78%	1.18%	1.25%	1.21%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A	N/A	N/A	N/A	0.90%
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	N/A	N/A	N/A	N/A	1.23%
Portfolio turnover	18%	16%	14%	13%	17%

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Growth & Income
	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$10.64	$10.12	$9.38	$7.24	$9.45
Income from investment operations:
Net investment income	0.10	0.09	0.09	0.06	0.05
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.32	0.52	0.74	2.15	(2.22)
Total from investment operations	1.42	0.61	0.83	2.21	(2.17)
Less distributions:
From net investment income	(0.10)	(0.09)	(0.09)	(0.07)	(0.04)
From net realized gains	(0.47)	—	—	—	—
In excess of net realized gain on investments	—	—	—	—	—
Return of capital	—	—	—	—	—
Total distributions	(0.57)	(0.09)	(0.09)	(0.07)	(0.04)
Net Asset Value, end of year	$11.49	$10.64	$10.12	$9.38	$7.24
Total return	13.28%	6.02%	8.85%	30.49%	(22.93)%
Ratios/Supplemental data:
Net assets, end of year (000)	$1,176,614	$1,016,831	$912,470	$765,115	$515,597
Ratios to average net assets:
Ratio of expenses to average net assets	0.81%	0.82%	0.82%	0.83%	0.84%
Ratio of net investment income to average net assets	0.90%	0.88%	0.97%	0.86%	0.76%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A	N/A	N/A	N/A	0.81%
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	N/A	N/A	N/A	N/A	0.79%
Portfolio turnover	38%	27%	22%	22%	29%

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Growth
	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$8.70	$8.31	$8.07	$6.27	$8.28
Income from investment operations:
Net investment income (loss)	0.03	0.01	0.02	—*	0.00 *
Net realized and unrealized gain (loss) on investments	0.86	0.39	0.24	1.80	(2.01)
Total from investment operations	0.89	0.40	0.26	1.80	(2.01)
Less distributions:
From net investment income	(0.03)	(0.01)	(0.02)	(0.00)*	(0.00)*
Total distributions	(0.03)	(0.01)	(0.02)	(0.00)*	(0.00)*
Net Asset Value, end of year	$9.56	$8.70	$8.31	$8.07	$6.27
Total return	10.21%	4.86%	3.27%	28.71%	(24.26)%
Ratios/Supplemental data:
Net assets, end of year (000)	$2,783,795	$2,816,803	$2,998,469	$2,895,641	$2,060,555
Ratios to average net assets:
Ratio of expenses to average net assets	0.90%	0.94%	0.95%	0.96%	0.91%
Ratio of net investment income (loss) to average net assets	0.31%	0.11%	0.28%	(0.05)%	(0.01)%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.90%	0.94%	0.95%	N/A	0.88%
Ratio of net investment income (loss) to average net assets after expense reductions and reimbursed expenses	0.31%	0.11%	N/A	N/A	0.02%
Portfolio turnover	62%	85%	49%	46%	74%

__________
  * Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Aggressive Opportunities
	For the Year Ended December 31,
	2006	2005	2004	2003		2002
Net Asset Value, beginning of period	$11.63	$10.52	$9.07	$6.27		$10.19
Income from investment operations:
Net investment income (loss)	(0.00)*	0.04	(0.03)	(0.00	)*	(0.04)
Net realized and unrealized gain (loss) on investments	1.56	1.35	1.48	2.80		(3.88)
Total from investment operations	1.56	1.39	1.45	2.80		(3.92)
Less distributions:
From net investment income	(0.05)	(0.28)	—	(0.00	)*	—
In excess of net investment income	—	—	—	(0.00	)*	—
From net realized gains	(0.29)	—	—	—		—
In excess of net realized gain on investments	—	—	—	—		—
Total distributions	(0.34)	(0.28)	—	(0.00	)*	—
Net Asset Value, end of year	$12.85	$11.63	$10.52	$9.07		$6.27
Total return	13.36%	13.21%	15.99%	44.68%		(38.47)%
Ratios/Supplemental data:
Net assets, end of year (000)	$1,366,708	$1,252,413	$1,150,062	$938,791		$572,470
Ratios to average net assets:
Ratio of expenses to average net assets	1.04%	1.22%	1.22%	1.23%		1.18%
Ratio of net investment income (loss) to average net assets	(0.03)%	0.31%	(0.25)%	(0.13)%		(0.58)%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A	N/A	N/A	N/A		1.14%
Ratio of net investment loss to average net assets after expense reductions and reimbursed expenses	N/A	N/A	N/A	N/A		(0.54)%
Portfolio turnover	88%	45%	55%	75%		128%

__________
  * Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	International
	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$11.56	$10.06	$8.84	$6.80	$8.20
Income from investment operations:
Net investment income	0.16	0.11	0.08	0.06	0.07
Net realized and unrealized gain (loss) on investments	2.29	1.59	1.27	2.07	(1.39)
Total from investment operations	2.45	1.70	1.35	2.13	(1.32)
Less distributions:
From net investment income	(0.20)	(0.20)	(0.13)	(0.09)	(0.08)
From net realized gains	(1.24)	—	—	—	—
In excess of net realized gain on investments	—	—	—	—	—
Return of capital	—	—	—	(0.00)*	—
Total distributions	(1.44)	(0.20)	(0.13)	(0.09)	(0.08)
Net Asset Value, end of year	$12.57	$11.56	$10.06	$8.84	$6.80
Total return	21.14%	16.88%	15.23%	31.31%	(16.08)%
Ratios/Supplemental data:
Net assets, end of year (000)	$1,049,831	$722,161	$604,809	$471,495	$282,921
Ratios to average net assets:
Ratio of expenses to average net assets	1.11%	1.17%	1.17%	1.22%	1.20%
Ratio of net investment income to average net assets	1.08%	1.06%	0.83%	0.93%	0.85%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A	N/A	N/A	N/A	1.16%
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	N/A	N/A	N/A	N/A	0.89%
Portfolio turnover	65%	42%	40%	38%	81%

__________
  * Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Core Bond Index Class I
	For the Year Ended December 31,
	2006	2005(a)	2004(a)		2003	2002
Net Asset Value, beginning of period	$9.90	$10.17	$10.27		$10.46	$10.07
Income from investment operations:
Net investment income	0.44	0.41	0.40		0.40	0.50
Net realized and unrealized gain (loss) on investments	(0.08)	(0.21)	0.01		(0.04)	0.44
Total from investment operations	0.36	0.20	0.41		0.36	0.94
Less distributions:
From net investment income	(0.47)	(0.47)	(0.47)		(0.49)	(0.55)
From net realized gains	—	—	(0.04)		(0.06)	(0.00)*
Return of capital	(0.04)	—	—		—	—
Total distributions	(0.51)	(0.47)	(0.51)		(0.55)	(0.55)
Net Asset Value, end of year	$9.75	$9.90	$10.17		$10.27	$10.46
Total return	3.82%	1.98%	3.94%		3.59%	9.69%
Ratios/Supplemental data:
Net assets, end of year (000)	$988,984	$865,929	$764,674		$452,739	$384,323
Ratios to average net assets:
Ratio of expenses to average net assets	0.44%	0.45%	0.45%		0.48%**	0.48%**
Ratio of net investment income to average net assets	4.50%	4.03%	3.96%		3.85%	4.90%
Portfolio turnover	28%	31%	31	%***	N/A	N/A

*	Rounds to less than $0.01

**	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

***	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Core Bond Index Class II
	For the Year Ended December 31,
	2006	2005(a)	2004(a)		2003	2002
Net Asset Value, beginning of period	$9.94	$10.21	$10.31		$10.49	$10.10
Income from investment operations:
Net investment income	0.46	0.43	0.43		0.42	0.53
Net realized and unrealized gain (loss) on investments	(0.07)	(0.21)	—		(0.02)	0.43
Total from investment operations	0.39	0.22	0.43		0.40	0.96
Less distributions:
From net investment income	(0.49)	(0.49)	(0.49)		(0.52)	(0.57)
From net realized gains	—	—	(0.04)		(0.06)	(0.00)*
Return of capital	(0.04)	—	—		—	—
Total distributions	(0.53)	(0.49)	(0.53)		(0.58)	(0.57)
Net Asset Value, end of year	$9.80	$9.94	$10.21		$10.31	$10.49
Total return	4.11%	2.17%	4.22%		3.88%	9.88%
Ratios/Supplemental data:
Net assets, end of year (000)	$170,987	$165,467	$168,010		$138,655	$150,365
Ratios to average net assets:
Ratio of expenses to average net assets	0.24%	0.25%	0.25%		0.28%**	0.28%**
Ratio of net investment income to average net assets	4.70%	4.23%	4.19%		4.05%	5.10%
Portfolio turnover	28%	31%	31	%***	N/A	N/A

*	Rounds to less than $(0.01)

**	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

***	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	500 Stock Index Class I
	For the Year Ended December 31,
	2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$9.87	$9.58	$8.79	$6.94	$9.05
Income from investment operations:
Net investment income	0.18	0.15	0.14	0.09	0.09
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.33	0.28	0.78	1.85	(2.11)
Total from investment operations	1.51	0.43	0.92	1.94	(2.02)
Less distributions:
From net investment income	(0.15)	(0.14)	(0.13)	(0.09)	(0.09)
Total distributions	(0.15)	(0.14)	(0.13)	(0.09)	(0.09)
Net Asset Value, end of year	$11.23	$9.87	$9.58	$8.79	$6.94
Total return	15.27%	4.44%	10.49%	27.98%	(22.39)%
Ratios/Supplemental data:
Net assets, end of year (000)	$107,977	$108,030	$115,533	$130,663	$85,250
Ratios to average net assets:
Ratio of expenses to average net assets	0.45%	0.46%	0.46%	0.47%*	0.47%*
Ratio of net investment income to average net assets	1.53%	1.42%	1.56%	1.33%	1.17%
Portfolio turnover	4%	5%	7%**	N/A	N/A

*	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

**	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	500 Stock Index Class II
	For the Year Ended December 31,
	2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$9.36	$9.10	$8.37	$6.61	$8.62
Income from investment operations:
Net investment income	0.17	0.15	0.16	0.11	0.10
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.29	0.27	0.73	1.75	(2.01)
Total from investment operations	1.46	0.42	0.89	1.86	(1.91)
Less distributions:
From net investment income	(0.17)	(0.16)	(0.16)	(0.10)	(0.10)
Total distributions	(0.17)	(0.16)	(0.16)	(0.10)	(0.10)
Net Asset Value, end of year	$10.65	$9.36	$9.10	$8.37	$6.61
Total return	15.60%	4.57%	10.60%	28.24%	(22.17)%
Ratios/Supplemental data:
Net assets, end of year (000)	$287,392	$241,849	$242,188	$185,901	$120,784
Ratios to average net assets:
Ratio of expenses to average net assets	0.25%	0.26%	0.26%	0.27%*	0.27%*
Ratio of net investment income to average net assets	1.73%	1.62%	1.84%	1.52%	1.37%
Portfolio turnover	4%	5%	7%**	N/A	N/A

*	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

**	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Broad Market Index Class I
	For the Year Ended December 31,
	2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$10.35	$9.90	$8.95	$6.89	$8.80
Income from investment operations:
Net investment income	0.22	0.17	0.13	0.08	0.09
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.38	0.42	0.94	2.06	(1.99)
Total from investment operations	1.60	0.59	1.07	2.14	(1.90)
Less distributions:
From net investment income	(0.14)	(0.14)	(0.12)	(0.08)	(0.01)
Total distributions	(0.14)	(0.14)	(0.12)	(0.08)	(0.01)
Net Asset Value, end of year	$11.81	$10.35	$9.90	$8.95	$6.89
Total return	15.46%	5.91%	11.96%	31.08%	(21.62)%
Ratios/Supplemental data:
Net assets, end of year (000)	$195,651	$208,588	$224,619	$267,250	$190,706
Ratios to average net assets:
Ratio of expenses to average net assets	0.44%	0.45%	0.44%	0.48%*	0.49%*
Ratio of net investment income to average net assets	1.42%	1.37%	1.42%	1.22%	1.07%
Portfolio turnover	2%	2%	5%**	N/A	N/A

*	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

**	Portfolio turnover figure represents the period March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Broad Market Index Class II
	For the Year Ended December 31,
	2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$9.80	$9.37	$8.49	$6.54	$8.35
Income from investment operations:
Net investment income	0.17	0.15	0.15	0.10	0.09
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.37	0.44	0.88	1.95	(1.88)
Total from investment operations	1.54	0.59	1.03	2.05	(1.79)
Less distributions:
From net investment income	(0.17)	(0.16)	(0.15)	(0.10)	(0.02)
From net realized gains	—	—	—	—	—
Total distributions	(0.17)	(0.16)	(0.15)	(0.10)	(0.02)
Net Asset Value, end of year	$11.17	$9.80	$9.37	$8.49	$6.54
Total return	15.68%	6.27%	12.11%	31.30%	(21.39)%
Ratios/Supplemental data:
Net assets, end of year (000)	$449,961	$389,843	$374,416	$272,411	$188,942
Ratios to average net assets:
Ratio of expenses to average net assets	0.24%	0.25%	0.24%	0.28%*	0.29%*
Ratio of net investment income to average net assets	1.63%	1.52%	1.72%	1.42%	1.27%
Portfolio turnover	2%	2%	5%**	N/A	N/A

*	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

**	Portfolio turnover figure represents the period March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
	For the Year Ended December 31,
	2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$14.99	$13.80	$11.79	$8.33	$10.21
Income from investment operations:
Net investment income	0.16	0.13	0.12	0.04	0.06
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.09	1.20	1.99	3.47	(1.94)
Total from investment operations	2.25	1.33	2.11	3.51	(1.88)
Less distributions:
From net investment income	(0.12)	(0.14)	(0.10)	(0.05)	—
From net realized gains	(0.60)	—	—	—	—
Return of capital	—	—	—	—	—
Total distributions	(0.72)	(0.14)	(0.10)	(0.05)	—
Net Asset Value, end of year	$16.52	$14.99	$13.80	$11.79	$8.33
Total return	14.99%	9.63%	17.86%	42.17%	(18.41)%
Ratios/Supplemental data:
Net assets, end of year (000)	$78,663	$68,330	$56,156	$56,880	$27,427
Ratios to average net assets:
Ratio of expenses to average net assets	0.51%	0.52%	0.52%	0.52%*	0.53%*
Ratio of net investment income to average net assets	1.04%	1.01%	0.95%	0.86%	0.70%
Portfolio turnover	20%	12%	22%**	N/A	N/A

*	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

**	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Mid/Small Company Index Class II
	For the Year Ended December 31,
	2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$14.36	$13.22	$11.32	$7.99	$9.78
Income from investment operations:
Net investment income	0.20	0.17	0.14	0.06	0.08
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.00	1.14	1.89	3.34	(1.87)
Total from investment operations	2.20	1.31	2.03	3.40	(1.79)
Less distributions:
From net investment income	(0.16)	(0.17)	(0.13)	(0.07)	—
From net realized gains	(0.60)	—	—	—	—
Total distributions	(0.76)	(0.17)	(0.13)	(0.07)	—
Net Asset Value, end of year	$15.80	$14.36	$13.22	$11.32	$7.99
Total return	15.24%	9.87%	17.95%	42.53%	(18.30)%
Ratios/Supplemental data:
Net assets, end of year (000)	$106,900	$95,502	$86,741	$52,907	$25,273
Ratios to average net assets:
Ratio of expenses to average net assets	0.31%	0.32%	0.32%	0.32%*	0.33%*
Ratio of net investment income to average net assets	1.24%	1.20%	1.18%	1.06%	0.90%
Portfolio turnover	20%	12%	22%**	N/A	N/A

*	Includes effect of expenses allocated from the Master Investment Potrfolio (Note 1)

**	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Overseas Equity Index Class I
	For the Year Ended December 31,
	2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$11.26	$10.17	$8.65	$6.36	$7.78
Income from investment operations:
Net investment income	0.21	0.18	0.15	0.11	0.10
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.64	1.12	1.54	2.29	(1.40)
Total from investment operations	2.85	1.30	1.69	2.40	(1.30)
Less distributions:
From net investment income	(0.32)	(0.21)	(0.17)	(0.11)	(0.12)
From net realized gains	—	—	—	—	—
Return of capital	—	—	—	—	—
Total distributions	(0.32)	(0.21)	(0.17)	(0.11)	(0.12)
Net Asset Value, end of year	$13.79	$11.26	$10.17	$8.65	$6.36
Total return	25.35%	12.74%	19.61%	37.75%	(16.73)%
Ratios/Supplemental data:
Net assets, end of year (000)	$55,259	$32,639	$25,557	$60,601	$35,413
Ratios to average net assets:
Ratio of expenses to average net assets	0.73%	0.95%	0.89%	0.69%*	0.70%*
Ratio of net investment income to average net assets	2.15%	1.82%	1.61%	1.77%	1.51%
Portfolio turnover	3%	8%	12%**	N/A	N/A

*	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

**	Portfolio turnover figure represents the period from March 5, 2004, to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Overseas Equity Index Class II
	For the Year Ended December 31,
	2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$10.67	$9.64	$8.20	$6.04	$7.40
Income from investment operations:
Net investment income	0.25	0.20	0.18	0.11	0.12
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.48	1.06	1.46	2.17	(1.35)
Total from investment operations	2.73	1.26	1.64	2.28	(1.23)
Less distributions:
From net investment income	(0.34)	(0.23)	(0.20)	(0.12)	(0.13)
From net realized gains	—	—	—	—	—
Return of capital	—	—	—	—	—
Total distributions	(0.34)	(0.23)	(0.20)	(0.12)	(0.13)
Net Asset Value, end of year	$13.06	$10.67	$9.64	$8.20	$6.04
Total return	25.64%	13.03%	20.05%	37.85%	(16.59)%
Ratios/Supplemental data:
Net assets, end of year (000)	$107,963	$56,920	$41,860	$19,539	$7,661
Ratios to average net assets:
Ratio of expenses to average net assets	0.53%	0.75%	0.69%	0.49%*	0.50%*
Ratio of net investment income to average net assets	2.37%	1.98%	2.10%	1.89%	1.71%
Portfolio turnover	3%	8%	12%**	N/A	N/A

*	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

**	Portfolio turnover figure represents the period from March 5, 2004, to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Savings Oriented
	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$24.23	$24.21	$23.53	$21.92	$22.91
Income from investment operations:
Net investment income	0.84	0.72	0.66	0.54	0.64
Net realized and unrealized gain (loss) on investments	0.83	0.02	0.70	1.64	(0.96)
Total from investment operations	1.67	0.74	1.36	2.18	(0.32)
Less distributions:
From net investment income	(0.86)	(0.72)	(0.68)	(0.57)	(0.61)
From net realized gains	(0.34)	—	—	—	(0.06)
In excess of net realized gain on investments	—	—	—	—	—
Return of capital	—	—	—	—	—
Total distributions	(1.20)	(0.72)	(0.68)	(0.57)	(0.67)
Net Asset Value, end of year	$24.70	$24.23	$24.21	$23.53	$21.92
Total return	6.90%	3.06%	5.78%	9.93%	(1.38)%
Ratios/Supplemental data:
Net assets, end of year (000)	$292,287	$281,036	$260,976	$202,264	$159,497
Ratios to average net assets:
Ratio of expenses to average net assets	0.15%	0.16%	0.15%	0.16%	0.16%
Ratio of net investment income to average net assets	3.36%	3.01%	3.07%	2.60%	3.06%
Portfolio turnover	11%	9%	42%	10%	10%

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Conservative Growth
	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$23.24	$22.87	$21.95	$19.54	$21.52
Income from investment operations:
Net investment income	0.69	0.62	0.56	0.43	0.53
Net realized and unrealized gain (loss) on investments	1.26	0.37	0.92	2.42	(1.96)
Total from investment operations	1.95	0.99	1.48	2.85	(1.43)
Less distributions:
From net investment income	(0.71)	(0.62)	(0.56)	(0.44)	(0.55)
From net realized gains	—	—	—	—	—
In excess of net realized gain on investments	—	—	—	—	—
Return of capital	—	—	—	—	—
Total distributions	(0.71)	(0.62)	(0.56)	(0.44)	(0.55)
Net Asset Value, end of year	$24.48	$23.24	$22.87	$21.95	$19.54
Total return	8.38%	4.31%	6.74%	14.64%	(6.66)%
Ratios/Supplemental data:
Net assets, end of year (000)	$549,966	$512,992	$480,096	$376,001	$280,787
Ratios to average net assets:
Ratio of expenses to average net assets	0.15%	0.15%	0.14%	0.15%	0.15%
Ratio of net investment income to average net assets	2.86%	2.72%	2.70%	2.29%	2.64%
Portfolio turnover	9%	7%	27%	8%	12%

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth
	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$22.46	$21.67	$20.45	$17.19	$20.06
Income from investment operations:
Net investment income	0.48	0.47	0.39	0.29	0.34
Net realized and unrealized gain (loss) on investments	1.86	0.79	1.22	3.27	(2.88)
Total from investment operations	2.34	1.26	1.61	3.56	(2.54)
Less distributions:
From net investment income	(0.51)	(0.47)	(0.39)	(0.30)	(0.33)
From net realized gains	(0.03)	—	—	—	—
In excess of net realized gain on investments	—	—	—	—	—
Return of capital	—	—	—	—	—
Total distributions	(0.54)	(0.47)	(0.39)	(0.30)	(0.33)
Net Asset Value, end of year	$24.26	$22.46	$21.67	$20.45	$17.19
Total return	10.42%	5.79%	7.89%	20.68%	(12.64)%
Ratios/Supplemental data:
Net assets, end of year (000)	$1,331,012	$1,135,671	$1,005,076	$795,581	$566,555
Ratios to average net assets:
Ratio of expenses to average net assets	0.13%	0.14%	0.14%	0.15%	0.14%
Ratio of net investment income to average net assets	2.13%	2.21%	2.01%	1.73%	1.94%
Portfolio turnover	6%	4%	14%	9%	11%

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Long-Term Growth
	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$22.16	$21.02	$19.48	$15.48	$19.16
Income from investment operations:
Net investment income	0.34	0.38	0.26	0.20	0.22
Net realized and unrealized gain (loss) on investments	2.43	1.14	1.54	4.01	(3.67)
Total from investment operations	2.77	1.52	1.80	4.21	(3.45)
Less distributions:
From net investment income	(0.32)	(0.38)	(0.26)	(0.21)	(0.22)
From net realized gains	(0.05)	—	—*	(0.00)*	(0.01)
In excess of net realized gain on investments	—	—	—	—	—
Return of capital	—	—	—	—	—
Total distributions	(0.37)	(0.38)	(0.26)	(0.21)	(0.23)
Net Asset Value, end of year	$24.56	$22.16	$21.02	$19.48	$15.48
Total return	12.50%	7.24%	9.25%	27.21%	(18.01)%
Ratios/Supplemental data:
Net assets, end of year (000)	$1,470,918	$1,209,329	$1,040,507	$820,777	$528,710
Ratios to average net assets:
Ratio of expenses to average net assets	0.13%	0.14%	0.14%	0.14%	0.14%
Ratio of net investment income to average net assets	1.51%	1.87%	1.39%	1.33%	1.40%
Portfolio turnover	6%	7%	8%	4%	9%

__________
  * Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth
	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$22.96	$21.39	$19.49	$14.68	$19.41
Income from investment operations:
Net investment income	0.15	0.25	0.11	0.07	0.06
Net realized and unrealized gain (loss) on investments	3.19	1.57	1.90	4.81	(4.73)
Total from investment operations	3.34	1.82	2.01	4.88	(4.67)
Less distributions:
From net investment income	(0.19)	(0.25)	(0.11)	(0.07)	(0.06)
From net realized gains	(0.23)	—	—	—	—
In excess of net realized gain on investments	—	—	—	—	—
Return of capital	—	—	—	(0.00)*	—
Total distributions	(0.42)	(0.25)	(0.11)	(0.07)	(0.06)
Net Asset Value, end of year	$25.88	$22.96	$21.39	$19.49	$14.68
Total return	14.58%	8.49%	10.30%	33.26%	(24.07)%
Ratios/Supplemental data:
Net assets, end of year (000)	$470,888	$303,975	$216,415	$128,145	$54,779
Ratios to average net assets:
Ratio of expenses to average net assets	0.15%	0.16%	0.16%	0.17%	0.18%
Ratio of net investment income to average net assets	0.71%	1.30%	0.64%	0.59%	0.45%
Portfolio turnover	6%	2%	9%	3%	6%

__________
  * Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone Retirement Income
	For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.14	$10.00
Income from investment operations:
Net investment income	0.29	0.19
Net realized and unrealized gain on investments	0.48	0.15
Total from investment operations	0.77	0.34
Less distributions:
From net investment income	(0.29)	(0.19)
From net realized gains	(0.11)	(0.01)
Total distributions	(0.40)	(0.20)
Net Asset Value, end of period	$10.51	$10.14
Total return	7.52%	3.39	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$22,534	$13,146
Ratios to average net assets:
Ratio of expenses to average net assets	0.53%	1.20	%†
Ratio of net investment income to average net assets	3.43%	2.54	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.16%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	3.06%	3.59	%†
Portfolio turnover	25%	35	%††

*	Commencement of operations

†	Annualized

††	Not Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2010
	For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.28	$10.00
Income from investment operations:
Net investment income	0.24	0.18
Net realized and unrealized gain on investments	0.68	0.29
Total from investment operations	0.92	0.47
Less distributions:
From net investment income	(0.25)	(0.18)
From net realized gains	(0.10)	(0.01)
Total distributions	(0.35)	(0.19)
Net Asset Value, end of period	$10.85	$10.28
Total return	8.95%	4.65	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$48,483	$26,638
Ratios to average net assets:
Ratio of expenses to average net assets	0.32%	0.62	%†
Ratio of net investment income to average net assets	2.74%	2.49	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	2.88%	2.97	%†
Portfolio turnover	15%	18	%††

*	Commencement of operations.

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2015
	For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.44	$10.00
Income from investment operations:
Net investment income	0.19	0.15
Net realized and unrealized gain on investments	0.94	0.44
Total from investment operations	1.13	0.59
Less distributions:
From net investment income	(0.20)	(0.15)
From net realized gains	(0.08)	(0.00	)**
Total distributions	(0.28)	(0.15)
Net Asset Value, end of period	$11.29	$10.44
Total return	10.87%	5.93	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$84,357	$41,455
Ratios to average net assets:
Ratio of expenses to average net assets	0.24%	0.48	%†
Ratio of net investment income to average net assets	2.33%	2.43	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.17%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	2.39%	2.76	%†
Portfolio turnover	10%	8	%††

*	Commencement of operations.

**	Rounds to less than $0.01

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2020
	For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.50	$10.00
Income from investment operations:
Net investment income	0.18	0.14
Net realized and unrealized gain on investments	1.07	0.50
Total from investment operations	1.25	0.64
Less distributions:
From net investment income	(0.18)	(0.14)
From net realized gains	(0.05)	(0.00	)**
Total distributions	(0.23)	(0.14)
Net Asset Value, end of period	$11.52	$10.50
Total return	11.92%	6.48	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$62,402	$27,240
Ratios to average net assets:
Ratio of expenses to average net assets	0.28%	0.67	%†
Ratio of net investment income to average net assets	2.05%	2.14	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	2.16%	2.67	%†
Portfolio turnover	5%	6	%††

*	Commencement of operations

**	Rounds to less than $0.01

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2025
	For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.58	$10.00
Income from investment operations:
Net investment income	0.15	0.14
Net realized and unrealized gain on investments	1.19	0.58
Total from investment operations	1.34	0.72
Less distributions:
From net investment income	(0.16)	(0.14)
From net realized gains	(0.04)	(0.00	)**
Total distributions	(0.20)	(0.14)
Net Asset Value, end of period	$11.72	$10.58
Total return	12.70%	7.18	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$48,804	$19,479
Ratios to average net assets:
Ratio of expenses to average net assets	0.33%	0.90	%†
Ratio of net investment income to average net assets	1.81%	1.81	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	1.96%	2.56	%†
Portfolio turnover	4%	7	%††

*	Commencement of operations.

**	Rounds to less than $0.01

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2030
	For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.64	$10.00
Income from investment operations:
Net investment income	0.14	0.13
Net realized and unrealized gain on investments	1.30	0.64
Total from investment operations	1.44	0.77
Less distributions:
From net investment income	(0.15)	(0.13)
From net realized gains	(0.05)	(0.00	)**
Total distributions	(0.20)	(0.13)
Net Asset Value, end of period	$11.88	$10.64
Total return	13.52%	7.68	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$26,007	$10,054
Ratios to average net assets:
Ratio of expenses to average net assets	0.51%	1.75	%†
Ratio of net investment income to average net assets	1.43%	0.98	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	1.76%	2.58	%†
Portfolio turnover	3%	15	%††

*	Commencement of operations.

**	Rounds to less than $0.01

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2035
	For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.69	$10.00
Income from investment operations:
Net investment income	0.13	0.12
Net realized and unrealized gain on investments	1.36	0.69
Total from investment operations	1.49	0.81
Less distributions:
From net investment income	(0.13)	(0.12)
From net realized gains	(0.07)	(0.00	)**
Total distributions	(0.20)	(0.12)
Net Asset Value, end of period	$11.98	$10.69
Total return	14.00%	8.13	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$16,418	$4,458
Ratios to average net assets:
Ratio of expenses to average net assets	0.76%	3.50	%†
Ratio of net investment income (loss) to average net assets	1.04%	(1.09	)%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	1.62%	2.26	%†
Portfolio turnover	10%	13	%††

*	Commencement of operations.

**	Rounds to less than $0.01

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2040
	For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.68	$10.00
Income from investment operations:
Net investment income	0.12	0.12
Net realized and unrealized gain on investments	1.39	0.70
Total from investment operations	1.51	0.82
Less distributions:
From net investment income	(0.13)	(0.12)
From net realized gains	(0.15)	(0.02)
Total distributions	(0.28)	(0.14)
Net Asset Value, end of period	$11.91	$10.68
Total return	14.14%	8.14	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$12,699	$3,087
Ratios to average net assets:
Ratio of expenses to average net assets	1.11%	5.49	%†
Ratio of net investment income (loss) to average net assets	0.90%	(2.91	)%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	1.83%	2.43	%†
Portfolio turnover	24%	35	%††

*	Commencement of operations.

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS

1.	Organization

The Vantagepoint Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. The Company consisted of the following series on December 31, 2006:

The “Actively Managed Funds”:	The “Index Funds”:
Money Market Fund	Core Bond Index Fund
Short-Term Bond Fund	500 Stock Index Fund
US Government Securities Fund	Broad Market Index Fund
Asset Allocation Fund	Mid/Small Company Index Fund
Equity Income Fund	Overseas Equity Index Fund
Growth & Income Fund
Growth Fund
Aggressive Opportunities Fund
International Fund

The “Milestone Funds”:	The “Model Portfolio Funds”:
Milestone Retirement Income Fund	Model Portfolio Savings Oriented Fund
Milestone 2010 Fund	Model Portfolio Conservative Growth Fund
Milestone 2015 Fund	Model Portfolio Traditional Growth Fund
Milestone 2020 Fund	Model Portfolio Long-Term Growth Fund
Milestone 2025 Fund	Model Portfolio All-Equity Growth Fund
Milestone 2030 Fund
Milestone 2035 Fund
Milestone 2040 Fund

The Milestone Funds commenced operations on January 3, 2005. Each fund received $500,000 in exchange for shares purchased by the ICMA Retirement Corporation (“ICMA-RC”), the parent company of Vantagepoint Investment Advisers, LLC (“VIA”), the investment adviser to each series of the Company.

The Actively Managed, Model Portfolio and Milestone Funds offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective level of account-based services and the fees associated with such services. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the record dates of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

The Model Portfolio Funds Structure

The Model Portfolio Funds invest entirely in other series of the Company (“underlying funds”). Subject to the supervision of the Company’s Board of Directors (“Board”), VIA may make allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is optimum for each Model Portfolio. The underlying funds of each Model Portfolio Fund and the current target percentage investment in each underlying fund as of December 31, 2006 were as follows:

	Short-Term Bond	US Government Securities	Core Bond Index	Equity Income	Growth & Income
Model Portfolio Savings Oriented	35%	10%	30%	10%	10%
Model Portfolio Conservative Growth	30%	0%	30%	9.5%	9.5%
Model Portfolio Traditional Growth	20%	0%	20%	9.4%	13.85%
Model Portfolio Long-Term Growth	0%	0%	20%	12.25%	18.2%
Model Portfolio All-Equity Growth	0%	0%	0%	20.5%	16%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

	Growth	Aggressive Opportunities	International	Total Fixed Income	Total Equity
Model Portfolio Savings Oriented	0%	0%	5%	75%	25%
Model Portfolio Conservative Growth	7.5%	5%	8.5%	60%	40%
Model Portfolio Traditional Growth*	13.85%	9.9%	13%	40%	60%
Model Portfolio Long-Term Growth*	18.2%	14.85%	16.5%	20%	80%
Model Portfolio All-Equity Growth*	25%	17.5%	21%	0%	100%

*	Between December 8, 2006 and approximately May 1, 2007, VIA may gradually increase or decrease the allocations of these funds to certain equity funds. These reallocations are still in process. Please see the supplement December 8, 2006 to the Company’s prospectus.

The Milestone Funds Structure

The Milestone Funds invest entirely in underlying funds. VIA may make, subject to the supervision of the Board of Directors, allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different funds of the Company. The Milestone Funds are designed to serve as investing vehicles for retirement assets. Each fund, except for the Milestone Retirement Income Fund, invests in a professionally selected combination of equity and fixed income underlying funds that is believed to be appropriate given the time remaining until a Milestone Fund’s stated retirement date. VIA adjusts the asset allocation of each “dated” Milestone Fund to become more conservative as the designated year approaches. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Milestone Fund and the current target percentage investment in each underlying fund as of December 31, 2006 were as follows:

	Short-Term Bond	Core Bond Index	Equity Income	Growth & Income	Growth
Milestone Retirement Income	35%	35%	10%	15%	0%
Milestone 2010	24.5%	31.5%	10%	23.4%	3.5%
Milestone 2015	13%	26.5%	9.3%	29.8%	5.7%
Milestone 2020	6.5%	23.25%	9%	33.1%	6.35%
Milestone 2025	1.5%	20.75%	9%	36.1%	6.85%
Milestone 2030	0%	16.5%	8.3%	38.05%	7.35%
Milestone 2035	0%	11.5%	7.3%	39.55%	7.85%
Milestone 2040	0%	10%	7%	40%	8%

	Mid/Small Company Index	International	Total Fixed Income	Total Equity
Milestone Retirement Income	0%	5%	70%	30%
Milestone 2010	0%	7.1%	56%	44%
Milestone 2015	4.9%	10.8%	39.5%	60.5%
Milestone 2020	8.4%	13.4%	29.75%	70.25%
Milestone 2025	10.4%	15.4%	22.25%	77.75%
Milestone 2030	12.4%	17.4%	16.5%	83.5%
Milestone 2035	14.4%	19.4%	11.5%	88.5%
Milestone 2040	15%	20%	10%	90%

Since the Model Portfolio and Milestone Funds invest entirely in underlying funds, investment earnings are composed of:

1.	dividend and capital gain distributions from the underlying funds

2.	unrealized appreciation/depreciation on investments in the underlying funds

3.	realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio Funds and Milestone Funds.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Transition of Income Preservation Fund to Short-Term Bond Fund

On November 8, 2004, the name, investment objective, investment strategies and certain subadvisers of the Income Preservation Fund were changed. Pacific Investment Management Company, LLC (“PIMCO”) and Wellington Management Company, LLP (“Wellington”) were terminated in September 2004 as subadvisers. STW Fixed Income became a subadviser in November 2004 and Payden & Rygel continued as a subadviser. The Board took these actions because it concluded that it was not likely that the fund would be able to continue, over the long term, to follow its investment strategy of using wrapper agreements to seek to preserve capital and maintain a stable net asset value per share. The Board’s conclusion was based on, among other things, the regulatory uncertainty, at the time regarding the method of valuing wrapper agreements.

In early August 2004, at the direction of VIA, the fund’s investment adviser, the average duration of the fund’s portfolio was shortened to approximately 1.5 years, as permitted by the fund’s investment guidelines. Beginning in early September 2004, those portions of the fund’s portfolio subadvised by Wellington and PIMCO were placed under the management of the fund’s remaining subadviser, Payden & Rygel. In order to seek to maintain a stable net asset value, Payden & Rygel invested the fund’s assets in a portfolio of short-term fixed income instruments with less than 60 days to maturity (“Interim Portfolio”). Payden & Rygel constructed the Interim Portfolio and continued to subadvise the portfolio, subject to VIA’s oversight. Shortly before the November 8, 2004 conversion took place, the Interim Portfolio matured and the fund’s assets were primarily invested in cash and cash equivalents for a brief period of time. By investing its assets in this manner, the fund was able to maintain a stable net asset value of $100 per share until the November 8, 2004 conversion.

The Short-Term Bond Fund retains the historical performance, the ticker symbol, and cusip number of the Income Preservation Fund. While the fund’s goal is to seek total return that is consistent with preservation of capital, there is no assurance that the fund will be able to do so. As a short-term bond fund, the fund’s investment returns are expected to be more volatile and will vary depending on market conditions, particularly over the short-term. The fund’s net asset value will fluctuate. Information statements related to the changes were sent to shareholders on October 15, 2004 and February 14, 2005. The changes were also disclosed in supplements to the prospectus dated May 1, 2004 as amended on September 1, 2004 and November 8, 2004.

Subadviser Changes from December 16, 2005 through December 8, 2006

At a meeting held on December 16, 2005, the Board approved the appointment of GlobeFlex Capital, LP and Walter Scott & Partners Limited (“WSPL”) as additional subadvisers to the Vantagepoint International Fund, which became effective January 3, 2006. Artisan Partners Limited Partnership and Capital Guardian Trust Company continue to serve as subadvisers to the International Fund. In a transition phase, which began on or about January 4, 2006, the Vantagepoint International Fund’s assets were transitioned and reallocated to and among the fund’s four subadvisers.

At the meeting held on December 16, 2005, the Board also approved new fee schedules with T. Rowe Price Associates Inc. (“T. Rowe Price”) relating to its services as a subadviser to the Vantagepoint Growth & Income and the Vantagepoint Equity Income Funds, which reflected a reduction in the subadvisory fee rates to be paid to T. Rowe Price. These changes, became effective on January 1, 2006.

At a meeting held on January 19, 2006, the Board approved the termination of Wellington Management Company, LLP as a subadviser to the Vantagepoint Aggressive Opportunities Fund, and the appointment of Legg Mason Capital Management, Inc. and TimesSquare Capital Management, LLC as additional subadvisers to the Vantagepoint Aggressive Opportunities Fund, which became effective January 25, 2006.

At a meeting held on May 19, 2006, the Board approved the termination of the subadvisory agreement with Fidelity Management & Research Company for the Vantagepoint Growth Fund. Goldman Sachs Asset Management, L.P., Legg Mason Capital Management, Inc., Peregrine Capital Management, Inc., Tukman Capital Management, Inc. and Westfield Capital Management Company, LLC continue to serve as subadvisers to the Vantagepoint Growth Fund.

At a meeting held on September 22, 2006, the Board approved a new subadvisory agreement for the Vantagepoint International Fund with WSPL due to the acquisition of WSPL by Mellon International Limited. The terms of the new subadvisory agreement are substantially identical to the prior subadvisory agreement. The new subadvisory agreement became effective October 2, 2006.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

At a meeting held on December 8, 2006, the Board approved new fee schedules with Mellon Capital Management Corporation relating to the Vantagepoint Core Bond Index, Vantagepoint Overseas Equity Index and Vantagepoint US Government Securities Funds wherein an additional breakpoint was added to each schedule. These revised fee schedules were effective September 14, 2006.

At a meeting held on December 8, 2006, the Board approved the appointment of Pacific Investment Management Company, LLC and Fischer Francis Trees & Watts, Inc. to serve as subadvisers to the Vantagepoint US Government Securities Fund in conjunction with a change in that fund’s name and principal investment strategy to be effective May 1, 2007.

2.	Significant Accounting Policies

The Company’s significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities at the date of the financial statements as well as the revenue and expense amounts during the reporting period. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

Investment Policy and Security Valuation

The equity securities held by each fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“Nasdaq”) are valued at the Nasdaq Official Closing Price. Equity securities not traded on an exchange or on Nasdaq normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation services believed to be reliable. Fixed income debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at amortized cost. Prices for other fixed income securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company’s Board (“Valuation Procedures”). The types of securities for which such fair value pricing may be necessary include, but are not limited to: foreign securities, as discussed below; securities of an issuer that entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small capitalization securities. The valuation of certain foreign equity securities is described below.

Shares of the underlying funds in which the Model Portfolio Funds and Milestone Funds invest are valued by using the underlying funds’ respective net asset values (NAVs) for the purpose of purchasing and/or redeeming orders placed that day.

The Money Market Fund invests all of its assets in the Institutional Class of the AIM Short-Term Investments Trust Liquid Assets Portfolio (“AIM Portfolio”). The AIM Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value. On any given business day, the shares of the AIM Portfolio are valued by the Money Market Fund using the AIM Portfolio’s NAV for purchase and/or redemption orders placed that day.

Valuation of Foreign Equity Securities

For foreign equity securities held by the funds and principally traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s valuation procedures.

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange using the “Reuters” snap-shot at 12 pm Eastern Time each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date net of applicable taxes withheld by foreign countries, and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid monthly to shareholders of the Core Bond Index, the Short-Term Bond and US Government Securities Funds. Dividends from net investment income are declared daily and paid monthly to shareholders of the Money Market Fund. Prior to November 2004, dividends from net investment income were declared daily and paid monthly to shareholders of the Short-Term Bond Fund. For the remaining Actively Managed, Index, Model Portfolio and the Milestone Funds, dividends from net investment income are declared and paid annually to shareholders. Distributions from any net realized capital gains are generally declared and paid annually to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the funds, dividends payable, and differing characterization of distributions made by each fund as a whole. Net investment income per share calculations in the Financial Highlights were not affected by these reclassifications.

Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications among paid-in capital, net investment income or realized gains. These include net operating losses not utilized during the current year, commission adjustments, paydown gains and losses, bond premium amortization or foreign currency gains and losses, taxable overdistributions or returns of capital, recharacterized distributions, and adjustments relating to dispositions of Real Estate Investment Trust and Passive Foreign Investment Company securities. These reclassifications have no effect on net assets or net asset values per share. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Fund	Paid-in capital Increase/(decrease)	Undistributed Net investment income Increase/(decrease)	Accumulated net realized Gain/(loss) Increase/(decrease)
Short-Term Bond	$(2,017,222)	$2,454,469	$(437,247)
US Government Securities	(443,330)	447,222	(3,892)
Asset Allocation	(1)	(74,730)	74,731
Equity Income	(705,420)	7,455	697,965
Growth & Income	—	(13,632)	13,632
Growth	6,950	378,423	(385,373)
Aggressive Opportunities	(6,412,798)	14,613,930	(8,201,132)
International	—	4,524,637	(4,524,637)
Core Bond Index	(4,329,783)	8,838,226	(4,508,443)
500 Stock Index	15,296,437	(42,583)	(15,253,854)
Broad Market Index	16,340,064	(216,027)	(16,124,037)
Mid/Small Company Index	3,754,840	(145,457)	(3,609,383)
Overseas Equity Index	963,876	773,604	(1,737,480)
Model Portfolio Savings Oriented	—	176,512	(176,512)
Model Portfolio Conservative Growth	—	314,997	(314,997)
Model Portfolio Traditional Growth	—	727,267	(727,267)
Model Portfolio Long-Term Growth	—	1,017,380	(1,017,380)
Model Portfolio All-Equity Growth	—	710,000	(710,000)
Milestone Retirement Income	—	13,361	(13,361)
Milestone 2010	—	28,813	(28,813)
Milestone 2015	—	45,739	(45,739)
Milestone 2020	—	33,141	(33,141)
Milestone 2025	—	25,833	(25,833)
Milestone 2030	—	12,612	(12,612)
Milestone 2035	—	6,947	(6,947)
Milestone 2040	—	5,168	(5,168)

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision for federal income or excise taxes was required.

At December 31, 2006, the components of distributable earnings on a tax basis were as follow:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
Asset Allocation	$1,344,161	$4,408,163	$5,752,324
Equity Income	1,224,426	8,124,161	9,348,587
Growth & Income	475,448	3,524,686	4,000,134
Growth	425,909	—	425,909
Aggressive Opportunities	—	17,974,352	17,974,352
International	976,880	7,190,158	8,167,038
500 Stock Index	96,471	—	96,471
Broad Market Index	5,335,207	—	5,335,207
Mid/Small Company Index	463,912	2,898,779	3,362,691
Overseas Equity Index	352,884	—	352,884
Model Portfolio Savings Oriented	483,907	3,966,748	4,450,655

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
Model Portfolio Conservative Growth	$3,978	$7,606,855	$7,610,833
Model Portfolio Traditional Growth	386,298	31,267,605	31,653,903
Model Portfolio Long-Term Growth	2,317,321	36,859,156	39,176,477
Model Portfolio All-Equity Growth	—	16,661,843	16,661,843
Milestone Retirement Income	5,969	353,778	359,747
Milestone 2010	13,339	1,177,906	1,191,245
Milestone 2015	17,640	2,524,861	2,542,501
Milestone 2020	10,452	2,038,669	2,049,121
Milestone 2025	6,418	1,756,360	1,762,778
Milestone 2030	2,513	1,007,674	1,010,187
Milestone 2035	1,278	712,320	713,598
Milestone 2040	637	550,641	551,278

The tax character of distributions paid during 2006 were as follows:

Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Return of Capital	Total Distributions
Money Market	$8,107,656	$—	$—	$8,107,656
Short-Term Bond	22,130,500	—	2,019,872	24,150,372
US Government Securities	5,508,157	—	455,973	5,964,130
Asset Allocation	18,337,426	6,163,706	—	24,501,132
Equity Income	28,093,658	59,593,608	—	87,687,266
Growth & Income	9,346,498	46,001,308	—	55,347,806
Growth	8,373,928	—	—	8,373,928
Aggressive Opportunities	5,004,797	29,960,480	—	34,965,277
International	14,695,091	92,620,774	—	107,315,865
Core Bond Index	53,329,343	—	4,430,044	57,759,387
500 Stock Index	5,931,027	—	—	5,931,027
Broad Market Index	8,937,381	—	—	8,937,381
Mid/Small Company Index	1,584,268	6,640,691	—	8,224,959
Overseas Equity Index	3,950,594	—	—	3,950,594
Model Portfolio Savings Oriented	9,669,543	3,859,279	—	13,528,822
Model Portfolio Conservative Growth	15,391,031	—	—	15,391,031
Model Portfolio Traditional Growth	27,189,258	1,688,035	—	28,877,293
Model Portfolio Long-Term Growth	18,812,941	2,925,344	—	21,738,285
Model Portfolio All-Equity Growth	3,077,699	4,489,157	—	7,566,856
Milestone Retirement Income	686,561	131,043	—	817,604
Milestone 2010	1,200,887	300,212	—	1,501,099
Milestone 2015	1,585,005	462,830	—	2,047,835
Milestone 2020	998,341	217,260	—	1,215,601
Milestone 2025	693,628	131,352	—	824,980
Milestone 2030	340,921	80,038	—	420,959
Milestone 2035	180,575	93,183	—	273,758
Milestone 2040	217,067	66,920	—	283,987

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

At December 31, 2006, the following funds had net capital loss carryovers:

	Expiring December 31,
Fund	2010	2011	2013	2014
Short-Term Bond	$—	$—	$4,249,873	$2,774,086
US Government Securities	$—	$—	$1,398,401	$1,993,824
Growth	$343,326,253	$82,974,331	$—	$—
Core Bond Index	$—	$—	$4,825,601	$8,705,385
500 Stock Index	$13,186,037	$3,056,924	$—	$—
Broad Market Index	$16,264,728	$7,417,767	$—	$—
Overseas Equity Index	$539,589	$807,785	$269,787	$—

At December 31, 2006, the following funds elected to defer post-October 31 net capital losses and currency losses of:

Fund	Capital Losses	Currency Losses
Short-Term Bond	$356,064	$—
US Government Securities	116,826	—
Aggressive Opportunities	—	2,157
Core Bond Index	200,291	—
Overseas Equity Index	229,277	—

Futures Contracts

Certain funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures contracts may exceed the amounts reflected in the financial statements. As of December 31, 2006, the following funds had the following open futures contracts outstanding:

Short-Term Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
121	CBT	U.S. 2 Year Treasury Note	April 2007	$24,687,782	$(90,751)
			Total Unrealized Depreciation		$(90,751)

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
1,752	CME	E-MINI S&P 500 Index	March 2007	$125,127,840	$476,285
29	CME	S&P 500 Index	March 2007	$10,355,900	39,475
			Total Unrealized Appreciation		$515,760

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
160	CME	E-MINI S&P 500 Index	March 2007	$11,427,200	$3,045
			Total Unrealized Appreciation		$3,045

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
24	CME	E-MINI Russell Index	March 2007	$1,907,760	$(14,740)
146	CME	E-MINI S&P 500 Index	March 2007	$10,427,320	(2,253)
			Total Unrealized Depreciation		$(16,993)

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
15	CME	E-MINI Russell Index	March 2007	$1,192,350	$(5,020)
14	CME	E-MINI S&P Mid 400 Index	March 2007	$1,135,819	(15,721)
			Total Unrealized Depreciation		$(20,741)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
71	EUX	DJ STOXX 50 Eurodollar	March 2007	$3,895,940	$40,756
27	LIF	FTSE 100 Index	March 2007	$3,287,074	9,274
21	TSE	Topix Index	March 2007	$2,968,619	92,673
			Total Unrealized Appreciation		$142,703

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. Certain funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Such contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of December 31, 2006, the funds had the following open forward foreign currency exchange contracts outstanding:

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

International Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at December 31, 2006	Net Unrealized Gain/(Loss)
Purchase Contracts
Australian Dollar	01/25/2007	$1,255,808	$1,308,470	$52,662
British Pound Sterling	01/03/2007	107,435	107,110	(325)
Euro	01/02/2007	500,245	501,461	1,216
	01/03/2007	424,940	425,973	1,033
Japanese Yen	01/04/2007	285,858	284,984	(874)
	01/05/2007	246,387	246,035	(352)
	01/09/2007	475,968	476,223	255
	01/11/2007	999,590	974,130	(25,460)
Singapore Dollar	01/04/2007	102,198	102,195	(3)
		Net Gain on Purchase Contracts		$28,152
Sale Contracts
British Pound Sterling	01/02/2007	$40,996	$41,037	$(41)
	01/04/2007	4,990	4,987	3
Canadian Dollar	01/02/2007	1,379	1,380	(1)
Danish Krone	01/02/2007	9,784	9,833	(49)
	01/03/2007	29,646	29,723	(77)
	01/04/2007	14,873	14,877	(4)
Euro	01/02/2007	90,466	90,975	(509)
	01/11/2007	999,589	1,036,003	(36,414)
	01/25/2007	1,255,808	1,315,699	(59,891)
Hong Kong Dollar	01/02/2007	347,590	347,331	259
Japanese Yen	01/05/2007	49,885	49,814	71
		Net Loss on Sale Contracts		$(96,653)
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(68,501)

Overseas Equity Index Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at December 31, 2006	Net Unrealized Loss
Purchase Contracts
British Pound Sterling	03/15/2007	$3,336,157	$3,324,980	$(11,177)
Euro	03/15/2007	3,689,740	3,674,021	(15,719)
Japanese Yen	03/15/2007	2,922,030	2,844,204	(77,826)
		Net Loss on Purchase Contracts		$(104,722)
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(104,722)

Option Contracts

The Short-Term Bond Fund may use options to obtain exposure to fixed income sectors without incurring leverage. The International and Aggressive Opportunities Funds may use options for currency management. Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. There are no other transaction fees associated with option contracts other than the premium paid or received. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised.

At December 31, 2006, there were no written options. In addition, there were no written options in 2005.

Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time (“repurchase agreements”) are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund’s Schedule of Investments. The funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank. It is VIA’s responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the funds’ realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

3.	Agreements and Other Transactions with Affiliates

VIA, a wholly owned subsidiary of ICMA-RC, provides investment advisory services to each of the funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed, Model Portfolio and Milestone Funds and 0.05% of the average daily net assets of the Index Funds. For these services, VIA received $13,749,229 in aggregate for the year ended December 31, 2006.

Effective July 1, 2005 the advisory fee paid to VIA for each Model Portfolio Fund is calculated as follows:

• 0.10% on the first $500 million of net assets

• 0.09% on the next $500 million of net assets

• 0.08% on net assets over $1 billion.

VIA and the Company contract with one or more subadvisers (“Subadvisers”) for the day-to-day management of each of the funds other than the Money Market, Model Portfolio and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets of a fund increase the rate of fee paid decreases. With other subadvisers, one fee is applicable to all levels of assets under management. Additional information about each Subadviser’s fee are presented in the funds’ Prospectus and Statement of Additional Information. Presented below are the fees paid by the funds to Subadvisers during the year ended December 31, 2006. Fees are shown as an annual percentage of average net assets under management as well as total dollars paid. The total dollars below represent amounts paid to the Subadvisers for services performed during the period of July 1, 2005 through September 30, 2006.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Fund	Subadviser	Contractual Fee as a Percentage of Average Daily Net Assets	Dollars Paid
Short-Term Bond	Payden & Rygel	0.10%	$256,334
	STW Fixed Income Management Ltd.	0.18%	500,840

US Government Securities	Mellon Capital Management Corporation (1)	0.06%	104,960

Asset Allocation	Mellon Capital Management Corporation	0.23%	1,704,554

Equity Income	Barrow, Hanley, Mewhinney & Strauss, Inc.	0.24%	1,051,322
	T. Rowe Price Associates, Inc.	0.37%	1,614,472
	Southeastern Asset Management, Inc.	0.53%	2,149,763

Growth & Income	Capital Guardian Trust Company (2)	0.24%	813,268
	T. Rowe Price Associates, Inc.	0.38%	1,283,233
	Wellington Management Company, LLP	0.28%	961,982

Growth (3)	Fidelity Management & Research Company (4)	0.62%	1,673,807
	Goldman Sachs Asset Management, L.P.	0.22%	590,063
	Legg Mason Capital Management, Inc.	0.39%	1,847,322
	Peregrine Capital Management	0.36%	2,307,851
	Tukman Capital Management, Inc.	0.50%	2,408,849
	Westfield Capital Management Company, LLC	0.33%	1,439,600

Aggressive Opportunities (5)	Legg Mason Capital Management, Inc.	0.39%	766,902
	Southeastern Asset Management, Inc.	0.55%	1,909,788
	TimesSquare Capital Management, LLC	0.50%	1,070,427
	T. Rowe Price Associates, Inc.	0.58%	2,403,730
	Wellington Management Company, LLP (6)	0.68%	976,449

International	Artisan Partners Limited Partnership	0.70%	1,781,753
	Capital Guardian Trust Company (7)	0.41%	1,301,556
	GlobeFlex Capital, LP	0.40%	396,712
	Walter Scott & Partners Limited	0.54%	552,903

Core Bond Index	Mellon Capital Management Corporation (1)	0.02%	290,638

500 Stock Index	Mellon Capital Management Corporation	0.02%	73,038

Broad Market Index	Mellon Capital Management Corporation	0.02%	133,434

Mid/Small Company Index	Mellon Capital Management Corporation	0.04%	79,500

Overseas Equity Index	Mellon Capital Management Corporation (1)	0.08%	81,593

(1)	Effective September 14, 2006, the Board approved an additional breakpoint to the fee schedule of Mellon Capital Management Corporation.

(2)	Minimum fee of $167,500 per year.

(3)	At a meeting held on May 19, 2006, the Board approved the termination of the subadvisory agreement with Fidelity Management & Research Company for the Growth Fund. Goldman Sachs Asset Management, L.P., Legg Mason Capital Management, Inc., Peregrine Capital Management, Inc., Tukman Capital Management, Inc. and Westfield Capital Management Company, LLC continue to serve as subadvisers to the Growth Fund. In a transition phase that began on May 30, 2006, the Growth Fund’s assets were transitioned and reallocated to and among the five remaining subadvisers.

(4)	From May 1, 2001 to June 30, 2006, FMR Co. Inc. served as a sub-subadviser to this fund and was compensated from the fees paid to this subadviser. Fee included is from October 1, 2005 to March 31, 2006.

(5)	At a meeting held on January 19, 2006, the Board approved the termination of the subadvisory agreement with Wellington for the Aggressive Opportunities Fund and approved the appointment of Legg Mason Capital Management, Inc. and TimesSquare Capital Management, LLC as additional subadvisers to the Aggressive Opportunities Fund, which became effective January 25, 2006. The fees paid to Wellington for the period October 1, 2005 to February 28, 2006 were $976,449.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

(6)	From June 7, 2004 through February 28, 2006, Wellington Management International Ltd served as a sub-subadviser to this fund, and was compensated from the fees paid to this subadviser.

(7)	Minimum fee of $337,500 per year.

Expenses

The Model Portfolio and Milestone Funds incur fees and expenses indirectly as shareholders in their respective underlying funds and the Money Market Fund incurs fees and expenses indirectly as a shareholder of the AIM Portfolio. Because the underlying funds have varied expense and fee levels and the Model Portfolio, Milestone and Money Market Funds may own different proportions of such funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio, Milestone, and Money Market Funds will vary.

Fee Waivers

From March 1, 1999 until May 1, 2002, VIA voluntarily agreed to waive any fees that would result in total fund expenses of the Money Market Fund exceeding an annual rate of 0.55% of average net assets.

If the aggregate advisory fees of the Growth Fund exceed 0.54% because of subadvisory changes, VIA will waive its advisory fee or reimburse expenses to the extent necessary on any resulting increase in subadvisory fees payable by the Growth Fund. This commitment will continue until such time as shareholders approve an increase in this limit. For the year ended December 31, 2006, no waiver or reimbursement was necessary to comply with the 0.54% maximum subadvisory fee rate.

From January 3, 2005 until April 30, 2006, VIA contractually agreed to waive fees and/or reimburse expenses to each of the Milestone Funds limiting the direct operating expenses to no more than 0.05% of the Fund’s average daily net assets on an annualized basis. From May 1, 2006 through April 30 2007, VIA contractually agreed to limit each Fund’s total fund gross operating expenses, which includes the expenses of the underlying funds, to the following percentages:

Milestone Retirement Income	0.81%
Milestone 2010	0.88%
Milestone 2015	0.91%
Milestone 2020	0.93%
Milestone 2025	0.95%
Milestone 2030	0.97%
Milestone 2035	0.99%
Milestone 2040	0.99%

For the year ended December 31, 2006, VIA reimbursed each fund as follows:

Milestone Retirement Income	$62,838
Milestone 2010	$49,873
Milestone 2015	$40,332
Milestone 2020	$45,412
Milestone 2025	$50,574
Milestone 2030	$57,703
Milestone 2035	$61,297
Milestone 2040	$63,317

T. Rowe Price voluntarily waives a portion of its aggregate subadvisory fees for the Growth & Income, Equity Income and Aggressive Opportunities Funds. This voluntary fee waiver was first implemented on May 1, 2003. Through September 30, 2005, 2.5% of the aggregate fees were waived on total assets managed between $250 million and $500 million and 5% of the aggregate fees were waived on total assets managed in excess of $500 million. Effective October 1, 2005, 2.5% of the aggregate fees were waived on the first $500 million of assets managed and 5% on assets managed in excess of $500 million. For the year ended December 31, 2006, this voluntary fee waiver totaled $223,816 of which $67,507 was allocated to the Equity Income Fund, $54,771 to the Growth & Income Fund and $101,538 to the Aggressive Opportunities Fund.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

4.	Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each fund for the year ended December 31, 2006 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Short-Term Bond	$420,729,672	$488,618,551	$279,031,264	$159,733,972
US Government Securities	98,013,272	103,390,613	—	—
Asset Allocation	72,830,582	72,347,622	23,341,599	120,936,620
Equity Income			226,494,659	300,800,790
Growth & Income			427,276,302	398,729,782
Growth			1,707,157,812	2,015,770,958
Aggressive Opportunities			1,108,003,308	1,135,200,757
International			724,673,605	573,971,939
Core Bond Index	410,996,266	239,977,824	84,464,497	62,515,071
500 Stock Index			14,317,093	24,407,530
Broad Market Index			13,682,822	52,655,255
Mid/Small Company Index			35,341,693	34,661,850
Overseas Equity Index			46,434,322	2,856,780
Model Portfolio Savings Oriented			38,153,550	31,872,051
Model Portfolio Conservative Growth			66,663,517	49,652,070
Model Portfolio Traditional Growth			207,609,019	75,874,116
Model Portfolio Long-Term Growth			245,742,625	77,629,099
Model Portfolio All-Equity Growth			154,016,355	21,486,880
Milestone Retirement Income			13,398,904	4,338,226
Milestone 2010			25,957,377	5,483,116
Milestone 2015			45,932,968	5,938,323
Milestone 2020			35,029,313	2,113,591
Milestone 2025			28,699,504	1,216,407
Milestone 2030			15,433,929	538,070
Milestone 2035			12,417,930	1,098,781
Milestone 2040			10,826,205	1,671,040

5.	Tax Basis Unrealized Appreciation (Depreciation)

At December 31, 2006, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$216,767,333	$—	$—	$—
Short-Term Bond	586,349,950	216,856	4,294,643	(4,077,787)
US Government Securities	163,844,777	—	1,704,301	(1,704,301)
Asset Allocation	646,618,448	150,032,002	35,182,969	114,849,033
Equity Income	1,306,602,858	342,921,062	42,048,711	300,872,351
Growth & Income	1,046,560,735	227,004,964	13,272,061	213,732,903
Growth	2,768,705,102	329,878,607	57,293,299	272,585,308
Aggressive Opportunities	1,497,694,988	285,228,995	42,699,707	242,529,288
International	917,406,211	202,424,074	11,736,536	190,687,538
Core Bond Index	1,332,160,406	—	16,799,453	(16,799,453)
500 Stock Index	231,895,438	203,518,398	17,233,045	186,285,353
Broad Market Index	461,243,173	268,525,781	34,198,889	234,326,892

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Mid/Small Company Index	$164,201,477	$71,298,962	$13,430,074	$57,868,888
Overseas Equity Index	120,602,653	48,654,477	1,642,613	47,011,864
Model Portfolio Savings Oriented	287,298,504	11,753,073	6,719,583	5,033,490
Model Portfolio Conservative Growth	526,072,156	34,263,113	10,300,995	23,962,118
Model Portfolio Traditional Growth	1,229,604,949	117,124,913	15,588,296	101,536,617
Model Portfolio Long-Term Growth	1,290,611,595	192,267,798	11,824,125	180,443,673
Model Portfolio All-Equity Growth	398,313,174	72,624,090	—	72,624,090
Milestone Retirement Income	22,395,609	299,047	148,994	150,053
Milestone 2010	47,351,338	1,445,352	290,465	1,154,887
Milestone 2015	81,137,615	3,608,604	362,976	3,245,628
Milestone 2020	59,466,654	3,166,950	207,426	2,959,524
Milestone 2025	46,383,218	2,566,294	122,828	2,443,466
Milestone 2030	24,684,254	1,387,132	48,196	1,338,936
Milestone 2035	15,749,508	683,731	10,107	673,624
Milestone 2040	12,405,113	296,098	2,099	293,999

6.	Portfolio Securities Loaned

Certain funds lend securities to approved brokers to earn additional income. As of December 31, 2006, certain funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each fund receives compensation in connection with the securities lending program. Collateral is maintained over the life of the loan in an amount not less than 102% of the value of the loaned securities for domestic securities and 105% for foreign securities, as determined by the funds at the close of business each day. Any additional collateral required due to changes in the value of securities is delivered to the funds the next business day. Although the collateral mitigates risk, the funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The risks to the funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if at the time of a default by a borrower some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall purchase and deposit in the funds’ account securities of the same issuer, class, denomination, and with the same dividend and other economic benefits as, and equal in number to the unreturned loaned securities to the extent that such securities are reasonably available on the open market. If the custodian is unable to purchase replacement securities, it will credit to the funds’ account an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral as of December 31, 2006, were as follows:

Fund	Securities on Loan	Collateral	Collateralization %
Short-Term Bond	$1,251,289	$1,284,000	103%
US Government Securities	20,352,738	20,862,291	103%
Asset Allocation	30,609,426	31,652,960	103%
Equity Income	147,252,943	152,661,476	104%
Growth & Income	83,216,987	85,983,285	103%
Growth	245,814,192	253,771,293	103%
Aggressive Opportunities	361,575,576	375,393,623	104%
International	51,983,953	54,805,598	105%
Core Bond Index	153,429,930	157,983,375	103%
500 Stock Index	22,668,918	23,462,122	104%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Fund	Securities on Loan	Collateral	Collateralization %
Broad Market Index	$48,671,925	$50,551,966	104%
Mid/Small Company Index	34,728,540	36,165,191	104%
Overseas Equity Index	5,853,546	6,184,106	106%

7.	Transactions with Affiliated Funds

At December 31, 2006 the Model Portfolio and Milestone Funds held investments in a number of underlying funds. The figures presented below represent the percentage of shares outstanding in each of the underlying funds owned by the Model Portfolio and Milestone Funds as of that date:

Underlying Fund	Model Portfolio Savings Oriented	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth
Short-Term Bond	16.82%	27.10%	43.37%	—	—
US Government Securities	20.45%	—	—	—	—
Equity Income	2.00%	3.57%	8.38%	11.82%	4.44%
Growth & Income	2.49%	4.45%	15.79%	23.03%	7.12%
Growth	—	1.48%	6.66%	9.68%	4.66%
Aggressive Opportunities	—	2.01%	9.75%	16.01%	6.76%
International	1.41%	4.52%	16.84%	23.50%	9.51%
Core Bond Index	8.84%	16.63%	26.59%	29.45%	—

Underlying Fund	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
Short-Term Bond	1.30%	1.96%	1.81%	0.67%	0.12%
Equity Income	0.15%	0.33%	0.53%	0.38%	0.30%
Growth & Income	0.29%	0.96%	2.13%	1.75%	1.49%
Growth	—	0.06%	0.17%	0.14%	0.12%
International	0.11%	0.33%	0.87%	0.80%	0.72%
Core Bond Index	0.80%	1.55%	2.27%	1.47%	1.03%
Mid/Small Index	—	—	5.24%	6.65%	6.44%

Underlying Fund	Milestone 2030	Milestone 2035	Milestone 2040
Equity Income	0.15%	0.08%	0.06%
Growth & Income	0.84%	0.55%	0.43%
Growth	0.07%	0.05%	0.04%
International	0.43%	0.30%	0.24%
Core Bond Index	0.44%	0.19%	0.13%
Mid/Small Index	4.09%	3.00%	2.42%

8.	Control Persons and Principal Holders of Securities

As of December 31, 2006, a majority of the voting shares of all funds, except the Money Market Fund, were held either directly, or indirectly through the Model Portfolio and the Milestone Funds, by the VantageTrust, a group trust sponsored and maintained by the VantageTrust Company (“Trust Company”). The VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking corporation, has the power to vote the shares of the funds directly held by the VantageTrust and has the power to direct the vote of the shares of the Model Portfolio Funds and the Milestone Funds under the proxy voting policy adopted by VIA, the funds’ adviser, and is therefore considered a “control” person of the funds for purposes of the 1940 Act. Both the Trust Company and VIA are wholly-owned subsidiaries of ICMA-RC. As a control person of all the funds, the Trust Company may possess the ability to control the outcome of matters submitted to the vote of shareholders.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

The following represents the percentage of shares outstanding in each of the funds held directly or indirectly by the VantageTrust and by employer clients that have adopted the VantageTrust as of December 31, 2006:

Fund	% Owned By the VantageTrust
Money Market	39.50%
Short-Term Bond	86.03%
US Government Securities	94.57%
Asset Allocation	97.59%
Equity Income	94.45%
Growth & Income	94.40%
Growth	97.95%
Aggressive Opportunities	96.87%
International Fund	95.78%
Core Bond Index Class I	92.18%
Core Bond Index Class II	100.00%
500 Stock Index Class I	88.64%
500 Stock Index Class II	100.00%
Broad Market Index Class I	90.02%
Broad Market Index Class II	92.23%
Mid/Small Co Index Class I	85.75%
Mid/Small Co Index Class II	100.00%
Overseas Equity Index Class I	85.93%
Overseas Equity Index Class II	100.00%
Model Portfolio Savings Oriented	88.66%
Model Portfolio Conservative Growth	91.24%
Model Portfolio Traditional Growth	95.09%
Model Portfolio Long-Term Growth	96.83%
Model Portfolio All-Equity Growth	95.01%
Milestone Retirement Income	80.85%
Milestone 2010	87.83%
Milestone 2015	90.77%
Milestone 2020	94.26%
Milestone 2025	92.92%
Milestone 2030	90.25%
Milestone 2035	89.69%
Milestone 2040	89.12%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

9.	Brokerage Commissions

VIA has entered into agreements with brokers whereby the brokers will rebate a portion of the funds’ brokerage commissions on behalf of certain funds. Such amounts, under these agreements, are included in net realized gain (loss) on the sale of investments presented in the Statement of Operations. For the year ended December 31, 2006, the Funds recaptured the following amounts of brokerage commissions:

Fund	Recaptured Brokerage Commissions
Equity Income	$ 44,293
Growth & Income	62,010
Growth	447,977
Aggressive Opportunities	319,857
International	212,742

10.	Additional Distributions in Prior Years

In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Short-Term Bond Fund, formerly the Income Preservation Fund, was required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions were made, the immediate effect was a corresponding reduction in the net asset value per share. Given the objective of the fund to maintain a stable net asset value per share, the fund declared a reverse stock split immediately subsequent to the distribution at a rate that caused the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and reinstated the same net asset value of $100 per share as before the distribution. The last such distribution and reverse stock split occurred on December 31, 2003. The Income Preservation Fund’s transition to the Short-Term Bond Fund eliminated the need for this distribution procedure.

11.	Stock Split in the Short-Term Bond Fund

On October 28, 2005, a “stock split” was processed in the Vantagepoint Short-Term Bond Fund. Specifically, there was a “10 for 1” split meaning that the shares outstanding were increased by a multiple of 10 and the NAV was divided by 10. Therefore, this action had no impact on the aggregate value of the shares outstanding. The record date (shareholders of record on this date were affected) was Thursday, October 27, 2005. The payable date (the date the stock split posted to shareholder accounts) was Friday, October 28, 2005. The ex-date (the date the NAV changed to reflect the split) was Friday, October 28, 2005. Share transactions, shares outstanding, NAVs, and per share ratios for prior years in the Statement of Changes in Net Assets and the Financial Highlights have been restated to reflect historical application of the “10 for 1” split in order to present these items on a basis comparable to the current year, as required by generally accepted accounting principles.

12.	Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” which establishes guidelines for recognizing and measuring the benefits of tax return positions in financial statements. FIN 48 will become effective for the Company during their fiscal year ending December 31, 2007. Management is continuing to evaluate the Company’s tax positions in preparation for the implementation of FIN 48, and based on the analysis performed to date, does not believe that the adoption of FIN 48 will have any material impact on the Company’s financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (“FAS 157”) “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Company’s financial statement disclosures.

Vantagepoint Funds
Additional Information (Unaudited)

A.	Tax Disclosures

For corporate shareholders, a portion of the ordinary dividends paid during the fund’s year ended December 31, 2006 qualified for the dividends received deduction as follows:

Asset Allocation	68.14%
Equity Income	70.46%
Growth & Income	100.00%
Growth	100.00%
Aggressive Opportunities	10.63%
500 Stock Index	100.00%
Broad Market Index	96.92%
Mid/Small Company Index	64.03%
Model Portfolio Savings Oriented	6.65%
Model Portfolio Conservative Growth	8.21%
Model Portfolio Traditional Growth	13.85%
Model Portfolio Long-Term Growth	25.09%
Model Portfolio All-Equity Growth	61.65%
Milestone Retirement Income	7.72%
Milestone 2010	14.98%
Milestone 2015	22.54%
Milestone 2020	28.36%
Milestone 2025	33.91%
Milestone 2030	39.38%
Milestone 2035	45.43%
Milestone 2040	29.73%

Pursuant to Section 852 of the Internal Revenue Code, the funds designate the following capital gain dividends for the year ended December 31, 2006:

Long Term Capital Gain Dividend
Asset Allocation	$6,163,706
Equity Income	59,593,608
Growth & Income	46,001,308
Aggressive Opportunities	29,960,480
International	92,620,774
Mid/Small Company Index	6,640,691
Model Portfolio Savings Oriented	3,859,279
Model Portfolio Traditional Growth	1,688,035
Model Portfolio Long-Term Growth	2,925,344
Model Portfolio All-Equity Growth	4,489,157
Milestone Retirement Income	131,043
Milestone 2010	300,212
Milestone 2015	462,830
Milestone 2020	217,260
Milestone 2025	131,352
Milestone 2030	80,038
Milestone 2035	93,183
Milestone 2040	66,920

B.	Foreign Taxes Paid

For the year ended December 31, 2006, dividends from foreign countries were $19,288,154 and $3,349,798 for the International and the Overseas Equity Index Funds, respectively. Taxes paid to foreign countries that qualify for the foreign tax credit were $1,483,653 and $90,774 for the International and the Overseas Equity Index Funds, respectively.

Vantagepoint Funds
Additional Information (Unaudited)—(Continued)

All other Vantagepoint Funds treat any foreign taxes paid as expenses and therefore reduce net investment company taxable income by these amounts.

C.	Sources of Income

The following table summarizes the percentage of income received by the funds in 2006 from various obligors:

Fund	U.S. Treasury Obligations	GNMA	FNMA	FHLMC	Other U.S. Government Agency
Short-Term Bond	23.81%	0.00%	4.55%	2.34%	3.13%
US Government Securities	50.84%	0.00%	14.12%	15.75%	9.93%
Asset Allocation	3.03%	0.00%	0.00%	0.00%	0.00%
Core Bond Index	22.61%	3.41%	21.66%	17.60%	2.18%
500 Stock Index	0.23%	0.00%	0.00%	0.00%	0.00%
Broad Market Index	0.14%	0.00%	0.00%	0.00%	0.00%
Mid/Small Company Index	0.36%	0.00%	0.00%	0.00%	0.00%
Overseas Equity Index	0.59%	0.00%	0.00%	0.00%	0.00%

D.	Qualified Dividend Income

The following percentages are estimates of dividend income received by the funds through December 31, 2006 that qualify for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003:

Fund	Percent of Qualified Dividend Income
Asset Allocation	63.65%
Equity Income*	81.72
Growth & Income	100.00
Growth	100.00
International	81.81
500 Stock Index	100.00
Broad Market Index	100.00
Mid/Small Company Index	73.58
Overseas Equity Index	67.57
Model Portfolio Savings Oriented	8.96
Model Portfolio Conservative Growth	12.41
Model Portfolio Traditional Growth	21.93
Model Portfolio Long-Term Growth	44.93
Model Portfolio All-Equity Growth	100.00
Milestone Retirement Income	10.84
Milestone 2010	18.00
Milestone 2015	29.30
Milestone 2020	38.61
Milestone 2025	47.37
Milestone 2030	54.41
Milestone 2035	67.30
Milestone 2040	43.15

*	The Percent of Qualified Dividend Income for the Equity Income Fund consists of 68.86% and 12.86% of qualified ordinary dividends and qualified short-term gains, respectively. The Percent of Qualified Dividend Income listed for all other funds consists entirely of qualified ordinary dividends.

Vantagepoint Funds
Additional Information (Unaudited)—(Continued)

E.	Directors Table

Independent Directors

Name, Address,* and Age	Positions Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held By Director
N. Anthony Calhoun (59)	Director, Audit Committee Member and Chair, Investment Committee and Nominating Committee Member	Term expires October, 2011 Director since November, 1998
Secretary to Senate Finance Committee/Minority, State of New York Legislature (January 2007- present); Retired (October 2005-January 2007); Deputy Chief Financial Officer and Treasurer—District of Columbia (2001-2005); Deputy Executive Director & Chief Financial Officer—Pension Benefit Guaranty Corp. (1993-2001)
N/A
Donna K. Gilding (66)	Director, Investment Committee Member and Chair, and Nominating Committee Member	Term expires October, 2011 Director since November, 1998
Chief Investment Officer—Lowenhaupt Global Advisors, LLC (Sept. 2006-present); Chief Investment Officer—Lowenhaupt & Chasnoff (2005-Sept. 2006) (wealth management law firm); Chief Investment Officer—Progress Investment Management Company (2001-2005); Chief Investment Officer—New York City Comptroller’s Office (1993-2001)
N/A
Arthur R. Lynch (52)	Chair of the Board and Director, Audit Committee Member, Investment Committee Member, and Nominating Committee Member	Term expires October, 2011 Director since November, 1998	Deputy City Manager—City of Glendale, Arizona (2005-present); Chief Financial Officer—City of Glendale, Arizona (1985-2005)	N/A
Timothy M. O’Brien (57)	Director, Audit Committee Member, Investment Committee Member, and Nominating Committee Member	Term expires October, 2009 Director since September 2005
Independent Consultant (pension consulting)
(2003-present); Chief Executive Officer—American Humane Association (1999-2003); Consultant—William Mercer Consulting (investment and fiduciary consulting) (1995-1999)
N/A

Vantagepoint Funds
Additional Information (Unaudited)—(Continued)

Interested Directors and Officers

Name, Address,* and Age	Positions Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held By Director
Alison D. Rudolf (54)**	Director	Term expires October, 2007 Director since May, 2004	Township Manager—Lower Moreland Twp, PA (1982-present)	Director—ICMA Retirement Corporation (2003-present);

Robin L. Wiessmann (53)**	Director and Investment Committee Member	Term expires October, 2009 Director since November, 1998	Director, Merrill, Lynch, Pierce, Fenner & Smith Incorporated, (2006 to present); Consultant—Brown Wiessmann Group (Financial Services Consulting) (2002-2006)	Director—ICMA Retirement Corporation from January, 1994- December, 2001.

Joan McCallen (54)***	President and Principal Executive Officer	Since September, 2003
Chief Executive Officer—ICMA Retirement Corporation (Aug. 2003-present); President and Manager—Vantagepoint Investment Advisers, LLC; ICMA-RC Services, LLC (broker-dealer); President and Manager—Vantagepoint Transfer Agents, LLC (2003-present); Director and President, VantageTrust Company (2003-present); Executive Vice President and Chief Operations Officer ICMA—Retirement Corporation (1997-2003)
N/A

Bruce James Rohrbacher (54)***	Vice President and Chief Compliance Officer	Since September, 2004
Senior Vice President and Chief Compliance Officer—ICMA Retirement Corporation (2004 to present); Senior Vice President and Chief Compliance Officer, Vantagepoint Investment Advisers, LLC (2004-present) and Chief Compliance Officer, ICMA-RC Services, LLC (broker-dealer) (2004 to present); Director of Compliance and Internal Audit—Frank Russell Company (financial services) (1996-2004)
N/A

Gerard P. Maus (55)***	Treasurer and Principal Financial Officer	Since December, 2004
Senior Vice President and Chief Financial Officer—ICMA Retirement Corporation (2004 to present); Senior Vice President and Treasurer—Vantagepoint Investment Advisers, LLC (2004-present); Manager and Treasurer, Vantagepoint Transfer Agents, LLC and ICMA-RC Services, LLC (broker-dealer) (2004-present); Chief Financial Officer and Chief Administrative Officer—SoundView Technology Group (2002-2004); Chief Financial Officer, Treasurer, Director, Member—SoundView Technology Group Internal Companies (2002-2004); Chief Operating Officer— Advanced Technology Ventures (2001-2002)
N/A

Angela Montez (39) ***	Secretary	Since December, 2006
Vice President, Assistant Secretary and Acting General Counsel—ICMA Retirement Corporation (2006-present) Corporate Counsel—ICMA Retirement Corporation (2000—2006); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLC and ICMA-RC Services, LLC(broker-dealer) (2006—present)
N/A

*	The business address for each Director and Officer is 777 N. Capitol Street NE, Washington, D.C. 20002.

**	Ms. Rudolf is considered an interested Director because she is a director of ICMA Retirement Corporation. Ms. Wiessmann is considered an interested person because of her position with a broker dealer who has previously and may in the future execute fund trades.

***	Ms. McCallen and Ms. Montez and Messrs. Rohrbacher and Maus are considered to be “interested persons” of the Company, as that term is defined under the 1940 Act due to their positions as officers of VIA and RC Services, the distributor of the funds, and ICMA-Retirement Corporation, the parent company of VIA and RC Services.

Aggregate compensation that was paid to the directors during the year ended December 31, 2006 totaled $101,480. Executive officers do not receive any compensation from the Company, except the Company pays a portion of the cash

Vantagepoint Funds
Additional Information (Unaudited)—(Continued)

compensation of the Chief Compliance Officer of the Company. The amount during the year ended December 31, 2006 totaled $204,650.

The Statement of Additional Information includes additional information about the Board and is available, without charge, upon request, by calling 1-800-669-7400. And on the company’s website at www.icmarc.org

F.	Directors’ Consideration of Investments Advisory and Subadvisory Agreements

Vantagepoint International Fund

At a meeting held on September 22, 2006 (“September Meeting”), the Board of Directors (“Board”) of The Vantagepoint Funds (“Company”) approved a new investment subadvisory agreement (“New Subadvisory Agreement”) with Walter Scott & Partners, Limited (“WSPL”), one of the subadvisers of the Vantagepoint International Fund (“International Fund”), due to the acquisition of WSPL by Mellon International Limited (“Mellon International”), which was completed on October 2, 2006. Upon completion of the acquisition, Mellon International acquired 100% of the outstanding voting securities of WSPL, which constituted a “change of control” of WSPL under applicable provisions of the Investment Company Act of 1940 (“1940 Act”). The 1940 Act provides that a “change of control” of a fund’s adviser or subadviser results in an “assignment,” and a consequent automatic termination, of the investment advisory agreement between the fund and the adviser or subadviser, as the case may be. Accordingly, as a result of the acquisition, the prior investment subadvisory agreement dated January 3, 2006 among Vantagepoint Investment Advisers, LLC (“Adviser”), the International Fund’s investment adviser, the Company and WSPL terminated on October 2, 2006. At the September Meeting, in anticipation of the pending acquisition and consequent immediate termination of the prior investment subadvisory agreement with WSPL, the Board, including a majority of the Directors who are not “interested persons,” as defined in the Investment Company Act of 1940 (“Independent Directors”), approved the New Subadvisory Agreement with WSPL, having terms substantively identical to the terms of the prior investment subadvisory agreement except for the effective date. Before approving the New Subadvisory Agreement with WSPL, the Board considered the recommendations of, and supporting analyses and data presented by, the Adviser.

With respect to the Board’s consideration of the New Subadvisory Agreement with WSPL, the Directors received written information in advance of the September Meeting from the Adviser, which included: (1) the conclusions reached by the Adviser as a result of the due diligence it conducted relating to the acquisition; (2) the nature and quality of the services that WSPL would provide to the International Fund; (3) WSPL’s experience, reputation, investment management business, personnel and operations; (4) WSPL’s brokerage and trading policies and practices; (5) the level of subadvisory fees to be charged to the International Fund by WSPL and a comparison of those fees to the: (a) standard fee schedule charged by WSPL for managing international equity accounts and the fee WSPL charges to other U.S. registered mutual funds with a similar investment mandate to that of the International Fund; and (b) fees charged by a group of active separate account investment managers utilizing an international equity mandate; (6) WSPL’s compliance program; (7) WSPL’s historical performance returns utilizing an international equity mandate and such performance compared to a relevant benchmark; and (8) WSPL’s investment performance as a subadviser to the International Fund.

In considering the information and materials described above, the Independent Directors received assistance from and met separately with their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In determining whether to approve the New Subadvisory Agreement, the Directors considered the information received in advance of the September Meeting, the presentations made by and discussions held with the personnel of the Adviser, and discussions with representatives of WSPL and Mellon International, at the September Meeting, as well as a variety of factors and reached the following conclusions.

Nature, Extent and Quality of Services.  With respect to the nature, extent and quality of the investment advisory services to be provided by WSPL to the International Fund following the acquisition, the Directors considered WSPL’s investment management process in managing the International Fund’s assets allocated to it, including the experience and capability of WSPL’s management and other personnel responsible for the portfolio management of the International Fund. The Directors also considered that WSPL and Mellon International each represented to the Board at the September Meeting that there would be no material change in the nature, quality or scope of the investment advisory

Vantagepoint Funds
Additional Information (Unaudited)—(Continued)

services provided by WSPL to the International Fund as a result of the acquisition. The Directors considered Mellon International’s representations that it has no present intention of changing the investment management practices or principles or any personnel of WSPL or altering the fees that are charged to the International Fund for the services rendered by WSPL. The Directors also took into account the information provided regarding the retention and incentive tools put into place by Mellon International that are designed to retain the key employees of WSPL after the acquisition.

The Directors further considered that WSPL represented to the Adviser that they do not plan to make any changes in operations or key personnel as a result of the acquisition and intend to continue managing the International Fund in the same manner as they are currently. The Directors also considered that the Adviser does not anticipate any material changes to the nature and quality of the services provided by WSPL following the acquisition. Based on the information considered, the Directors concluded that the International Fund was likely to continue to benefit from the nature, extent and quality of WSPL’s services, and that WSPL has the ability to continue to provide these services after the acquisition.

Investment Performance.  The Directors considered the data provided regarding WSPL’s historical investment performance record in managing their clients’ assets utilizing an international equity mandate versus a relevant benchmark. The Directors also considered WSPL’s investment performance with respect to managing the assets of the International Fund and the Adviser’s favorable assessment of such performance. The Directors concluded that the investment performance record of WSPL supported approval of the New Subadvisory Agreement with WSPL.

Subadvisory Fees and Economies of Scale.  In evaluating the subadvisory fee, the Directors considered that the subadvisory fee payable under the New Subadvisory Agreement is the same as the subadvisory fee payable under the current subadvisory agreement with WSPL. The Directors also considered comparisons of the subadvisory fees charged by WSPL to the International Fund with WSPL’s standard fee schedule, and its fee schedule for other U.S. registered mutual funds, for managing an investment mandate similar to the mandate the subadviser employs on behalf of the International Fund. The Directors also considered the Adviser’s assessment that the International Fund’s fee schedule at the current level of assets allocated to WSPL is competitive with WSPL’s standard fee schedule and WSPL’s fee schedule for other U.S. registered mutual funds advised by WSPL that have a similar investment mandate. The services WSPL provides to the International Fund appeared to be comparable to those it provides to such other advisory clients. The Directors reviewed information provided by the Adviser (which was based on an independent third-party source) on the fees charged by a group of separate account investment managers that employ an active international equity mandate. According to the information provided, the effective fee rate to be paid by the International Fund to WSPL at current asset levels is below the median fee charged by such managers. The foregoing comparisons assisted the Directors in considering the New Subadvisory Agreement by providing them with a basis for evaluating WSPL’s fees on a relative basis. Based on this information, the Directors concluded that WSPL’s subadvisory fees appeared to be within a reasonable range for the services provided.

The Directors also reviewed the information provided by WSPL regarding the estimated profits to be realized with respect to WSPL’s relationship with the International Fund. In reviewing the extent to which economies of scale may be realized by WSPL as the assets of the International Fund to be managed by WSPL grow, and whether the proposed fee levels reflect these economies, the Directors considered that WSPL’s fee schedule includes breakpoints, which indicated that the subadvisory fee rate is intended to capture certain anticipated economies of scale for the benefit of the International Fund’s shareholders in connection with the services to be provided.

Other Considerations.  The Directors considered the due diligence process engaged in by the Adviser in connection with the acquisition and in deciding to recommend that the Board approve the New Subadvisory Agreement with WSPL. The Directors also considered the Adviser’s conclusion that the fees to be paid by WSPL for its services to the International Fund continue to be reasonable and appropriate in light of the nature and quality of services to be provided by WSPL. The Directors concluded that the Adviser’s recommendations and conclusions supported approval of the New Subadvisory Agreement.

The Directors also considered the potential “fall-out” or ancillary benefits that may accrue to WSPL due to its relationship with the International Fund, and noted that WSPL does not consider there to be any material fall-out benefits accruing to WSPL by virtue of its relationship with the International Fund.

Conclusion.  After full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the approval of the New

Vantagepoint Funds
Additional Information (Unaudited)—(Continued)

Subadvisory Agreement with WSPL is in the best interests of the International Fund and its shareholders, and approved the New Subadvisory Agreement with, and the fee to be paid to, WSPL.

Vantagepoint US Government Securities Fund

At the December 8, 2006 meeting of the Board (“December Meeting”), the Adviser recommended and the Board approved the implementation of a new principal investment strategy for the Vantagepoint US Government Securities Fund (“Fund”), effective May 1, 2007. The new principal investment strategy provides that the Fund will invest, under normal circumstances, at least 80% of its net assets in inflation-adjusted U.S. and non-U.S. debt securities. In connection with this change in investment strategy, the Board approved, effective May 1, 2007: (i) a change in the name of the Fund to the Inflation Protected Securities Fund; (ii) two new Investment Subadvisory Agreements (each a “Subadvisory Agreement”) among the Company, the Adviser and each of Fischer Francis Trees & Watts, Inc. (“FFTW”) and Pacific Investment Management Company, LLC (“PIMCO”); and (iii) the termination of the existing investment subadvisory agreement with the Fund’s current subadviser, Mellon Capital Management, LLC (“Mellon”).

With respect to the Board’s consideration of the respective Subadvisory Agreements with FFTW and PIMCO, the Directors received written information in advance of the December Meeting from the Adviser, which included: (1) the Adviser’s rationale for the change in the principal investment strategy of the Fund; (2) the process by which the Adviser selected and recommended for Board approval FFTW and PIMCO as subadvisers of the Fund to implement the new investment strategy; (3) the nature, extent and quality of the services that FFTW and PIMCO would provide to the Fund; (4) each proposed subadviser’s experience, reputation, investment management business, personnel and operations; (5) each proposed subadviser’s brokerage and trading policies and practices; (6) the level of subadvisory fees to be charged to the Fund by FFTW and PIMCO and a comparison of those fees to the: (a) fees charged by each of FFTW and PIMCO to manage other inflation protected securities accounts; and (b) fees charged by a group of active separate account investment managers utilizing an inflation protected securities mandate; (7) FFTW’s and PIMCO’s compliance programs; (8) FFTW’s and PIMCO’s historical performance returns utilizing an inflation protected securities mandate, and such performance compared to a relevant benchmark; (9) the Fund’s expected overall investment advisory fee and total expense ratio, taking into account the change in subadvisers, as compared to a group of inflation protected bond mutual funds; and (10) each proposed subadviser’s financial condition.

In considering the information and materials described above, the Independent Directors received assistance from and met separately with their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In determining whether to approve each Subadvisory Agreement, the Directors considered the information received in advance of the December Meeting, the presentations made by, and discussions held with, the personnel of the Adviser, FFTW (and its affiliate) and PIMCO at the December Meeting, as well as a variety of factors, and reached the following conclusions:

Nature, Extent and Quality of Services.  With respect to the nature, extent and quality of the services expected to be provided by FFTW and PIMCO under their respective Subadvisory Agreements, the Directors considered the specific investment process to be employed by each of FFTW and PIMCO in managing the assets of the Fund to be allocated to them; the qualifications of FFTW’s and PIMCO’s respective investment management teams with regard to implementing an inflation protected securities mandate; each proposed subadviser’s performance record as compared to a relevant benchmark; each proposed subadviser’s infrastructure and whether it appears to adequately support an inflation protected securities strategy; and the Adviser’s review process and favorable assessment as to the nature, quality and extent of the subadvisory services expected to be provided by each of FFTW and PIMCO to the Fund. The Directors acknowledged that FFTW and PIMCO each has a successful performance record as an inflation protected securities manager and each has an experienced portfolio management team, and appears to have adequate infrastructure and support staff to seek to achieve favorable results implementing an inflation protected securities mandate for the Fund.

With regard to FFTW, the Directors also considered that, at the end of 2006, BNP Paribas Asset Management (“BNPP AM”), who held a majority economic interest and a minority voting interest in FFTW at the time of the December Meeting, would acquire the remainder of FFTW and that FFTW would become a wholly-owned subsidiary of BNPP AM. The Directors considered that the Adviser does not expect any change to the investment management process, philosophy and resources or infrastructure following the acquisition of FFTW by BNPP AM. The Directors further

Vantagepoint Funds
Additional Information (Unaudited)—(Continued)

considered that the Adviser believes the acquisition to be a positive development for clients of FFTW and the acquisition will not affect the ability of FFTW to continue to provide successful investment management services to its clients. The Directors considered that FFTW does not expect the acquisition to affect the services to be provided to the Fund. They also considered the long-term, equity-related incentive plan that will be put into place to align the interests of key employees with the long-term success of FFTW.

In addition, the Directors considered that representatives of FFTW and BNPP AM each represented to the Board at the December Meeting that FFTW would retain day-to-day operational and management independence and that FFTW’s investment process would remain autonomous following the acquisition.

The Directors concluded that the nature, extent and quality of the subadvisory services expected to be provided by each of FFTW and PIMCO were appropriate for the Fund in light of its new principal investment strategy, which will become effective May 1, 2007, and, thus, supported a decision to approve each Subadvisory Agreement.

Investment Performance.  The Directors evaluated FFTW’s and PIMCO’s historical investment performance record in managing their clients’ assets utilizing an inflation protected securities mandate, and considered each performance record versus a relevant benchmark. The Directors concluded that the historical investment performance record of each of FFTW and PIMCO supported approval of each Subadvisory Agreement with FFTW and PIMCO, respectively.

Subadvisory Fees, Expense Ratio Impact and Economies of Scale.  In evaluating each proposed subadvisory fee, the Directors reviewed FFTW’s and PIMCO’s subadvisory fee schedules. The Directors considered comparisons of the subadvisory fees to be charged by FFTW and PIMCO to the Fund with each subadviser’s fee schedule for managing an investment mandate similar to the mandate the subadviser is to employ on behalf of the Fund. The Directors considered that, according to the information provided, the proposed fee schedule for FFTW reflected the lowest fee rate currently charged by the subadviser to other accounts for which the subadviser provides advisory services utilizing a similar mandate, and the proposed fee schedule for PIMCO is lower than its standard fee for managing U.S. registered mutual funds with a similar, although broader, investment mandate. Additionally, the nature of the subadvisory services each subadviser is to provide to the Fund appeared to be comparable to those each subadviser provides to such other subadvisory clients. The Directors reviewed information provided by the Adviser (which was based on an independent third-party source) on the fees charged to accounts with assets comparable to the amount of assets to be allocated initially to FFTW and PIMCO by a group of U.S. separate account investment managers that employ a similar investment mandate to the investment mandate the proposed subadvisers are to employ for the Fund. According to the information provided, the effective fee rate to be paid by the Fund to FFTW at current asset levels would be below the median fee charged by such managers; and the effective fee rate to be paid by the Fund to PIMCO at current asset levels is in line with (one basis point higher than) the median fee charged by (and in the third quartile of) such managers.

The Directors considered that there would be a ten basis point increase in overall subadvisory fees, and, therefore, the total expense ratio of the Fund, associated with the appointment of FFTW and PIMCO due to the implementation of the new investment strategy, which, unlike the current investment strategy, will be actively managed. The Directors also considered that the Adviser expects this increase in subadvisory fee to be offset by the expected return to be provided by each proposed subadviser. Referring to data provided by the Adviser and compiled by Morningstar, Inc. (“Morningstar”), an independent provider of investment company data, the Directors also noted that the expected total investment advisory fee for the Fund, taking into account the proposed subadviser changes, was lower than the median investment advisory fee of a group of investment companies categorized as inflation protected bond funds. The Directors also considered information provided by the Adviser and compiled by Morningstar on the total expense ratios of a group of investment companies categorized as inflation protected bond funds, which showed that, if FFTW and PIMCO each served as a subadviser to the Fund at the proposed subadvisory fee rates and asset allocation levels, the Fund’s expected total expense ratio would be below the average and median expense ratios of such funds.

The foregoing comparisons assisted the Directors in considering each Subadvisory Agreement by providing them with a basis for evaluating FFTW’s and PIMCO’s fees, including in light of the Fund’s expected overall investment advisory fee and total expense ratio, on a relative basis. Based on this information, the Directors concluded that FFTW’s and PIMCO’s subadvisory fees each appeared to be within a reasonable range for the services to be provided.

The Directors also reviewed the information provided by FFTW and PIMCO regarding the estimated profits to be realized from the subadvisers’ relationship with the Fund. In reviewing the extent to which economies of scale may be

Vantagepoint Funds
Additional Information (Unaudited)—(Continued)

realized by FFTW and PIMCO as the assets of the Fund to be managed by each subadviser grow, and whether the proposed fee levels reflect these economies, the Directors considered that FFTW’s proposed fee schedule includes breakpoints, which indicates that the proposed subadvisory fee rate is intended to capture certain anticipated economies of scale for the benefit of the Fund’s shareholders in connection with the services to be provided. With respect to PIMCO, the Directors considered that, although the proposed subadvisory fee schedule does not include breakpoints, PIMCO takes into account economies of scale in determining its fee schedules, which suggests that the Fund’s proposed subadvisory fee rate reflects certain anticipated economies of scale for the benefit of the Fund’s shareholders in connection with the services to be provided. The Directors concluded that the proposed fee schedules with respect to each proposed subadviser are appropriate at this time.

Other Considerations.  The Directors considered the selection and due diligence process employed by the Adviser in deciding to recommend FFTW and PIMCO as subadvisers to the Fund to implement the Fund’s new principal investment strategy and also considered the Adviser’s conclusion that the fees to be paid to each of FFTW and PIMCO for their respective services to the Fund are reasonable and appropriate in light of the nature and quality of services to be provided by each subadviser and the reasons supporting that conclusion. The Directors also considered information from the Adviser concerning its strategy to efficiently and economically effect the subadviser transitions. The Directors concluded that the Adviser’s recommendations and conclusions supported approval of each Subadvisory Agreement.

The Directors also considered the potential “fall-out” or ancillary benefits that may accrue to FFTW and PIMCO due to each subadviser’s relationship with the Fund and that each proposed subadviser does not expect any “fall-out” benefits by virtue of its relationship to the Fund.

Conclusion.  After full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the initial approval of each Subadvisory Agreement is in the best interests of the Fund and its shareholders, and approved the Subadvisory Agreement with, and the fee to be paid to, each of FFTW and PIMCO.

Vantagepoint Core Bond Index Fund, Vantagepoint Overseas Equity Index Fund and Vantagepoint US Government Securities Fund

At the December Meeting, the Board, including a majority of the Independent Directors, approved a revised fee schedule to the existing investment subadvisory agreements with Mellon for each of the following funds: Vantagepoint Core Bond Index Fund, Vantagepoint Overseas Equity Index Fund and Vantagepoint US Government Securities Fund. The revised fee schedule for each fund provides an additional breakpoint of 0.01% of average net assets when the respective fund’s assets managed by Mellon are above $1 billion, effective as of September 14, 2006. In approving the revised fee schedules with Mellon, the Board received, and took into consideration, a written representation from Mellon that there will be no change in the nature, quality or quantity of services Mellon provides to each fund.

G.	Householding

Only one copy of this Annual Report may be mailed to households, even if more than one person in a household is a shareholder of record, unless The Vantagepoint Funds has received instructions to the contrary. If you need additional copies of this Annual Report or you do not want this mailing of this Annual Report to be combined with those for other members of your household please contact The Vantagepoint Funds toll free at 1-800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600; Washington, D.C. 20002.

H.	Other Available Information

A description of the Company’s proxy voting policies and procedures and the proxy voting record for the 12-month period ended June 30, 2006 are available without charge, upon request, by calling 1-800-669-7400, on the Company’s website at www.icmarc.org or by accessing the Securities and Exchange Commission’s website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Money Market Fund	Shares	Value
MUTUAL FUNDS—99.5%
AIM Short-Term Investments Trust Liquid Assets Portfolio
(Cost $216,767,333)	216,767,333	$216,767,333
TOTAL INVESTMENTS—99.5%
(Cost $216,767,333)		216,767,333
Other assets less liabilities—0.5%		1,003,945
NET ASSETS—100.0%		$217,771,278

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—27.5%
Automotive—0.4%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.050%	06/04/2008		$1,640,000	$1,605,509
General Motors Acceptance Corporation, Global Note
5.125%	05/09/2008		729,000	721,437
				2,326,946
Banking—15.4%
American Express Centurion Bank, Note
5.480%	12/17/2009	#	2,410,000	2,417,989
Bank of America Corporation, Subordinated Note
6.625%	10/15/2007		5,000,000	5,039,765
Bank of America Corporation, Subordinated Note
6.600%	05/15/2010		400,000	415,577
Bank of America Corporation, Subordinated Note
6.375%	02/15/2008		930,000	938,883
Bank One NA, Note
3.700%	01/15/2008		1,000,000	984,177
CIT Group, Inc., Global Note
4.250%	02/01/2010		380,000	368,298
CIT Group, Inc., Note, (MTN)
5.493%	08/17/2009		3,200,000	3,205,162
CIT Group, Inc., Senior Note
5.750%	09/25/2007		6,000,000	6,019,308
Citigroup, Inc., Global Note
3.625%	02/09/2009		4,000,000	3,883,644
Citigroup, Inc., Note
6.200%	03/15/2009		4,750,000	4,845,594
Eksportfinans A/S, Note, (MTN) (Norway)
4.750%	12/15/2008		5,100,000	5,075,948
Eksportfinans A/S, Note, (MTN) (Norway)
4.375%	07/15/2009		2,500,000	2,457,077
General Electric Capital Corp., Note, (MTN)
4.875%	10/21/2010		5,810,000	5,753,800
Household Finance Corporation, Note
6.400%	06/17/2008		6,000,000	6,094,032
Inter-American Development Bank, Global Note (Supra National)
5.375%	11/18/2008		2,000,000	2,014,726
Inter-American Development Bank, Note (Supra National)
6.375%	10/22/2007		2,136,000	2,155,053
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
5.250%	05/19/2009		3,885,000	3,904,596
Kreditanstalt fuer Wiederaufbau, Note (Germany)
4.875%	10/19/2009		2,975,000	2,966,283
MBNA Corp., Senior Note, (MTN)
6.250%	01/17/2007		1,500,000	1,500,440
Nomura Asset Securities Corporation
6.590%	03/15/2030		5,948,978	6,024,252
Santander US Debt SA Unipersonal, Senior Note, 144A (Spain)
5.426%	11/20/2009	*	2,500,000	2,501,728
SLM Corporation, Note, (MTN)
4.000%	01/15/2009		3,175,000	3,105,988
SLM Corporation, Note, (MTN)
3.625%	03/17/2008		7,890,000	7,729,091
Wachovia Bank NA, Bank Note
7.800%	08/18/2010		6,500,000	6,997,263
Wells Fargo & Company, Note
4.125%	03/10/2008		3,560,000	3,514,489
Wells Fargo & Company, Senior Note
4.000%	08/15/2008		2,585,000	2,533,191
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010		$1,000,000	$974,880
				93,421,234
Beverages, Food & Tobacco—0.7%
Kellogg Co., Senior Note
2.875%	06/01/2008		2,860,000	2,761,402
Smithfield Foods, Inc., Senior Note
8.000%	10/15/2009		1,275,000	1,338,750
				4,100,152
Commercial Services—0.2%
Allied Waste North America, Senior Note
8.500%	12/01/2008		1,265,000	1,336,156
Communications—0.1%
Intelsat Subsidiary Holding Co., Ltd., Guaranteed Senior Note (Bermuda)
10.484%	01/15/2012	#	790,000	800,863
Computer Software & Processing—0.2%
Unisys Corp., Senior Note
6.875%	03/15/2010		1,390,000	1,372,625
Computers & Information—0.4%
Hewlett-Packard Co., Note
5.496%	05/22/2009	#	2,500,000	2,505,623
Electric Utilities—0.1%
PSEG Energy Holdings LLC, Senior Note
8.625%	02/15/2008		521,000	536,630
Financial Services—3.7%
ASIF Global Financing, Senior Note 144A
3.850%	11/26/2007	*	1,600,000	1,578,899
Merrill Lynch & Co., Inc., Note, (MTN)
4.831%	10/27/2008		2,540,000	2,524,849
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., Senior Secured Note
7.375%	09/01/2010		1,295,000	1,327,375
Principal Life Global Funding I, Note 144A (MTN)
5.125%	06/28/2007	*	2,750,000	2,746,442
Principal Life Global Funding I, Note, 144A
3.625%	04/30/2008	*	550,000	536,790
Svensk Exportkredit AB, Note (Sweden)
4.625%	02/17/2009		7,760,000	7,677,798
TIAA Global Markets 144A
3.875%	01/22/2008	*	6,000,000	5,901,822
				22,293,975
Home Construction, Furnishings & Appliances—0.2%
KB Home, Senior Subordinated Note
8.625%	12/15/2008	†	1,260,000	1,315,460
Insurance—1.1%
Allstate Financial Global Funding, Secured Note 144A
5.250%	02/01/2007	*	4,500,000	4,499,712
American International Group, Inc., Note
4.700%	10/01/2010		2,040,000	2,006,185
				6,505,897
Lodging—0.2%
MGM Mirage, Senior Note
6.000%	10/01/2009		1,320,000	1,323,300

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Media—Broadcasting & Publishing—0.8%
Echostar DBS Corporation, Note
5.750%	10/01/2008		$1,345,000	$1,343,319
Gannett Co., Inc., Senior Note
4.125%	06/15/2008		3,430,000	3,362,508
				4,705,827
Pharmaceuticals—0.2%
Abbott Laboratories, Note
5.375%	05/15/2009		1,050,000	1,056,810
Telecommunications—0.2%
Ameritech Capital Funding, Note
6.250%	05/18/2009		1,570,000	1,589,372
Telephone Systems—3.0%
America Movil SA de CV, Guaranteed Senior Note (Mexico)
4.125%	03/01/2009		1,200,000	1,173,668
America Movil SA de CV, Senior Note, 144A (Mexico)
5.466%	06/27/2008	*‡	1,565,000	1,563,448
BellSouth Corp., Note
4.200%	09/15/2009		3,150,000	3,064,153
Deutsche Telekom International Finance BV, Global Note (Netherlands)
3.875%	07/22/2008		2,600,000	2,545,631
SBC Communications, Inc., Global Note
4.125%	09/15/2009		5,505,000	5,350,111
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009		1,550,000	1,581,880
Telecom Italia Capital SA, Series A, Senior Note (Luxembourg)
4.000%	11/15/2008		2,970,000	2,893,621
				18,172,512
Transportation—0.6%
CSX Corporation, Note
6.250%	10/15/2008		2,500,000	2,536,138
Royal Caribbean Cruises, Ltd., Senior Note
7.000%	10/15/2007		1,305,000	1,323,365
				3,859,503
TOTAL CORPORATE OBLIGATIONS
(Cost $168,013,120)				167,222,885

U.S. GOVERNMENT AGENCY OBLIGATIONS—5.6%
U.S. Government Agencies—Mortgage Backed—5.6%
Federal Home Loan Mortgage Corporation
5.392%	03/01/2036	#‡	4,969,182	4,954,042
4.395%	10/01/2034	#	5,780,930	5,701,946
Federal Home Loan Mortgage Corporation, Series 2885, Class DK
3.500%	10/15/2012		3,015,247	2,975,553
Federal National Mortgage Association
5.107%	10/01/2034	#	5,623,114	5,606,710
5.095%	09/01/2034	#	615,248	613,707
5.017%	09/01/2034	#	527,060	524,149
4.993%	10/01/2034	#	7,235,312	7,208,513
4.765%	10/01/2034	#	967,758	958,350
Federal National Mortgage Association, Series 2004-81, Class KG
3.500%	05/25/2012		2,511,394	2,480,731
FHLMC, Series 2891, Class LN
4.250%	06/15/2024		$3,267,164	$3,222,613
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $34,767,611)				34,246,314

U.S. TREASURY OBLIGATIONS—12.7%
U.S. Treasury Notes—12.7%
U.S. Treasury Note
4.875%	08/15/2009	**	29,129,000	29,225,737
4.625%	11/15/2009		15,271,000	15,228,058
4.250%	11/15/2014		33,762,000	32,762,341
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $77,883,083)				77,216,136

SOVEREIGN DEBT OBLIGATIONS—0.9%
Government Issued—0.9%
New Brunswick Province (Canada)
3.500%	10/23/2007		2,678,000	2,639,512
Ontario Electricity Financial Corp. (Canada)
6.100%	01/30/2008		2,949,000	2,972,041
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $5,620,746)				5,611,553

ASSET BACKED SECURITIES—23.1%
Automotive—15.7%
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
3.580%	01/15/2009		6,100,000	6,034,053
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class A4A, 144A
5.320%	03/20/2010	*	3,400,000	3,405,973
Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4
4.940%	07/15/2012		7,000,000	6,975,166
Carmax Auto Owner Trust, Series 2005-2, Class B
4.490%	01/15/2011		6,000,000	5,912,635
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A3
5.130%	05/15/2011		2,200,000	2,201,358
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4
5.110%	04/15/2014		2,200,000	2,205,305
Daimler Chrysler Auto Trust, Series 2003-B, Class A-4
2.860%	03/09/2009		3,594,902	3,563,993
Daimler Chrysler Auto Trust, Series 2004-C, Class A4
3.280%	12/08/2009		800,000	784,795
Daimler Chrysler Auto Trust, Series 2005-A, Class A3
3.490%	12/08/2008		565,386	562,684
Ford Credit Auto Owner Trust, Series 2005-A, Class A3
3.480%	11/15/2008		1,304,975	1,297,663
Ford Credit Auto Owner Trust, Series 2005-A, Class B
3.880%	01/15/2010		2,600,000	2,555,457
Ford Credit Auto Owner Trust, Series 2006-A, Class A3
5.050%	03/15/2010		1,065,000	1,062,753

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Ford Credit Auto Owner Trust, Series 2006-B, Class A2B
5.340%	07/15/2009		$2,200,000	$2,201,758
Ford Credit Auto Owner Trust, Series 2006-B, Class A3
5.260%	10/15/2010		4,150,000	4,155,448
Harley-Davidson Motorcycle Trust, Series 2006-3, Class A3
5.240%	01/15/2012		3,060,000	3,065,808
Harley-Davidson Motorcycle Trust, Series 2006-3, Class A4
5.220%	06/15/2013		3,900,000	3,917,350
Hertz Vehicle Financing LLC, Series 2004-1A, Class A4, 144A
3.230%	05/25/2009	*	5,000,000	4,802,027
Honda Auto Receivables Owner Trust, Series 2003-4, Class A4
2.790%	03/16/2009		4,118,209	4,082,362
Household Automotive Trust, Series 2006-1, Class A3
5.430%	06/17/2011		3,800,000	3,816,040
Long Beach Auto Receivables Trust, Series 2006-B, Class A3
5.170%	08/15/2011		4,350,000	4,352,554
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A-5
3.210%	03/16/2009		2,040,000	2,016,680
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4
2.760%	07/15/2009		4,638,890	4,561,937
Nissan Auto Receivables Owner Trust, Series 2005-B, Class A4
4.180%	10/15/2010		1,000,000	982,605
Triad Auto Receivables Owner Trust, Series 2006-A, Class A3
4.770%	01/12/2011		3,189,000	3,172,195
USAA Auto Owner Trust, Series 2004-3, Class A4
3.530%	06/15/2011		6,000,000	5,884,609
USAA Auto Owner Trust, Series 2006-4, Class A2
5.160%	11/16/2009		1,000,000	999,641
Wachovia Auto Owner Trust, Series 2004-B, Class A4
3.440%	03/21/2011		2,600,000	2,543,495
Wachovia Auto Owner Trust, Series 2005-B, Class A4
4.840%	04/20/2011		4,525,000	4,502,394
Wachovia Auto Owner Trust, Series 2006-1, Class A4, 144A
5.080%	04/20/2012	*	4,000,000	3,995,596
				95,614,334
Credit Cards—3.0%
Capital One Multi-Asset Execution Trust, Ser. 2003-A4, Class A4
3.650%	07/15/2011		4,800,000	4,687,548
Citibank Credit Card Issuance Trust, Series 2003-A8, Class A8
3.500%	08/16/2010		4,270,000	4,162,587
GE Capital Credit Card Master Note Trust, Series 2006-1, Class A
5.080%	09/15/2012		9,100,000	9,117,355
				17,967,490
Equipment—1.4%
GE Dealer Floorplan Master Note Trust, Series 2006-1, Class A
5.360%	04/20/2011		$5,150,000	$5,155,752
John Deere Owner Trust, Series 2003-A, Class A4
2.440%	06/15/2010		3,180,964	3,179,233
				8,334,985
Utilities—3.0%
California Infrastructure PG&E-1, Series 1997-1, Class A8
6.480%	12/26/2009		4,351,500	4,386,886
California Infrastructure SCE-1, Series 1997-1, Class A7
6.420%	12/26/2009		5,044,176	5,079,149
Comed Transitional Funding Trust, Series 1998-1, Class A6
5.630%	06/25/2009		223,247	223,518
Peco Energy Transition Trust, Series 2000-A, Class A3
7.625%	03/01/2010		7,164,000	7,519,812
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A2
3.870%	06/25/2011		958,396	942,932
				18,152,297
TOTAL ASSET BACKED SECURITIES
(Cost $141,369,541)				140,069,106

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—12.7%
Mortgage Backed—12.7%
Bank of America Mortgage Securities, Series 2004-L, Class 1A1
4.193%	01/25/2035	#	4,421,777	4,386,532
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A2
3.869%	02/11/2041		5,490,000	5,345,145
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 3A1
6.477%	02/25/2035	#	2,906,806	2,942,787
Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-C3, Class A3
4.302%	07/15/2036		1,000,000	977,265
First Horizon Asset Securities, Inc., Series 2005-AR4, Class IIA1
5.340%	10/25/2035	#	4,893,856	4,879,463
GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2
4.353%	06/10/2048		4,910,000	4,792,905
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.540%	10/25/2035		4,960,588	4,875,854
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2
4.782%	09/25/2034	#	3,398,646	3,378,163
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
5.319%	12/19/2035	#	6,604,832	6,595,166
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A1
3.334%	09/15/2027		3,755,964	3,667,734
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A2
4.207%	11/15/2027		5,800,000	5,677,365

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
4.729%	12/25/2034	#	$4,327,379	$4,274,796
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1
5.910%	03/12/2034		2,747,109	2,767,548
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
4.049%	04/25/2034	#	867,729	852,937
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A
5.402%	05/25/2035	#	5,359,167	5,374,765
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class IIA1
7.270%	10/19/2034	#	1,010,787	1,020,823
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
3.312%	03/25/2044	#	1,136,439	1,103,407
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2
4.380%	10/15/2041		5,490,000	5,363,196
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
3.539%	09/25/2034	#	2,068,789	1,972,185
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.577%	12/25/2034	#	2,723,123	2,697,172
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class IIA1
4.362%	05/25/2035	#	4,284,257	4,206,715
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $77,511,339)				77,151,923

CERTIFICATES OF DEPOSIT—1.5%
Banking—1.5%
Barclays Bank PLC, NY CD
5.325%	04/03/2007
(Cost $9,000,556)			9,000,000	9,000,556

COMMERCIAL PAPER—9.1%
Banking—7.2%
BNP Paribas Finance, Inc.
5.225%	02/22/2007		8,795,000	8,726,069
Dexia Delaware LLC
5.235%	02/22/2007		8,795,000	8,725,937
HBOS Treasury Services
5.240%	03/14/2007		6,000,000	5,935,373
HSBC PLC
5.220%	04/23/2007		3,000,000	2,950,410
JPMorgan Chase & Co.
5.200%	03/28/2007		8,740,000	8,628,905
Societe Generale North America, Inc.
5.220%	03/27/2007		8,893,000	8,780,815
				43,747,509
Commercial Services—1.4%
Siemens Capital Co. LLC (Georgia)
5.220%	02/22/2007		8,795,000	8,726,135
Financial Services—0.5%
General Electric Capital Corp.
5.200%	01/16/2007		$3,000,000	$2,992,634
TOTAL COMMERCIAL PAPER
(Cost $55,466,278)				55,466,278

CASH EQUIVALENTS—0.2%
Bank & Certificate Deposits/ Offshore Time Deposits—0.2%
Abbey National PLC
5.280%	01/05/2007	††	19,407	19,407
BancoBilbao Vizcaya Argentaria SA
5.310%	01/03/2007	††	19,407	19,407
Bank Of Nova Scotia
5.300%	02/27/2007	††	24,260	24,260
Bank Of Nova Scotia
5.290%	01/30/2007	††	9,703	9,703
Bank Of Nova Scotia
5.290%	02/06/2007	††	14,557	14,557
Barclays
5.320%	02/13/2007	††	9,703	9,703
Barclays
5.310%	02/20/2007	††	24,258	24,258
Barclays
5.300%	01/02/2007	††	24,258	24,258
Barton Capital LLC
5.300%	01/17/2007	††	9,704	9,704
Barton Capital LLC
5.300%	01/17/2007	††	14,555	14,555
Calyon
5.310%	02/16/2007	††	9,705	9,705
Calyon
5.300%	02/05/2007	††	29,112	29,112
Canadian Imperial Bank of Commerce
5.310%	01/29/2007	††	29,112	29,112
Charta LLC
5.300%	01/31/2007	††	19,003	19,003
CIESCO
5.310%	01/04/2007	††	12,634	12,634
Citigroup
5.310%	03/16/2007	††	9,703	9,703
Clipper Receivables Corp
5.300%	01/31/2007	††	9,703	9,703
Compass Securitization
5.300%	01/09/2007	††	14,555	14,555
CRC Funding LLC
5.340%	01/23/2007	††	4,854	4,854
CRC Funding LLC
5.300%	01/10/2007	††	14,166	14,166
Credit Suisse First Boston Corporation
5.300%	01/05/2007	††	9,703	9,703
Credit Suisse First Boston Corporation
5.300%	01/12/2007	††	19,407	19,407
Dexia Group
5.290%	01/16/2007	††	24,258	24,258
Fairway Finance
5.300%	01/09/2007	††	11,644	11,644
Falcon Asset Securitization Corporation
5.340%	01/22/2007	††	9,703	9,703
Fortis Bank
5.320%	01/03/2007	††	9,703	9,703
Fortis Bank
5.300%	01/02/2007	††	9,703	9,703
Fortis Bank
5.300%	01/24/2007	††	33,962	33,962

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Fortis Bank
5.300%	01/26/2007	††	$38,814	$38,814
General Electric Capital Corporation
5.300%	01/26/2007	††	19,407	19,407
Greyhawk Funding
5.310%	01/12/2007	††	9,703	9,703
HBOS Halifax Bank of Scotland
5.310%	03/14/2007	††	24,258	24,258
HBOS Halifax Bank of Scotland
5.300%	01/08/2007	††	9,703	9,703
Kitty Hawk Funding Corp
5.340%	01/10/2007	††	14,555	14,555
Lexington Parker Cap Comp
5.300%	01/05/2007	††	9,703	9,703
Liberty Street
5.310%	01/17/2007	††	9,703	9,703
Lloyds TSB Bank
5.300%	02/26/2007	††	9,703	9,703
Marshall & Ilsley Bank Corporation
5.300%	03/19/2007	††	9,703	9,703
Merrill Lynch & Co
5.300%	01/02/2007	††	169,809	169,809
Morgan Stanley & Co
5.300%	01/02/2007	††	118,972	118,972
Old Line Funding LLC
5.350%	01/04/2007	††	9,703	9,703
Paradigm Funding LLC
5.310%	01/17/2007	††	9,703	9,703
Park Avenue Receivables Corp
5.330%	01/18/2007	††	9,703	9,703
Rabobank Nederland
5.250%	01/02/2007	††	29,110	29,110
Ranger Funding
5.330%	02/08/2007	††	9,703	9,703
Ranger Funding
5.320%	01/04/2007	††	9,703	9,703
Royal Bank of Canada
5.310%	02/14/2007	††	19,407	19,407
Royal Bank of Scotland
5.310%	01/11/2007	††	9,703	9,703
Royal Bank of Scotland
5.290%	01/16/2007	††	14,555	14,555
Royal Bank of Scotland
5.290%	02/09/2007	††	9,703	9,703
Royal Bank of Scotland
5.280%	01/11/2007	††	24,258	24,258
Sheffiled Receivables Corp
5.360%	01/11/2007	††	14,555	14,555
Sheffiled Receivables Corp
5.300%	01/12/2007	††	9,703	9,703
Societe Generale
5.310%	01/02/2007	††	24,258	24,258
Societe Generale
5.290%	02/01/2007	††	24,258	24,258
Societe Generale
5.270%	01/19/2007	††	24,258	24,258
Svenska Handlesbanken
5.250%	01/02/2007	††	11,136	11,136
Three Pillars Funding LLC
5.380%	01/02/2007	††	14,519	14,519
UBS AG
5.300%	01/04/2007	††	9,703	9,703
UBS AG
5.290%	01/02/2007	††	19,407	19,407
Variable Funding Capital Co
5.310%	02/02/2007	††	$9,703	$9,703
Variable Funding Capital Co
5.290%	01/04/2007	††	9,703	9,703
Yorktown Capital LLC
5.330%	01/16/2007	††	9,703	9,703
Yorktown Capital LLC
5.300%	01/10/2007	††	9,703	9,703
				1,240,335
Floating Rate Instruments/Master Notes—0.0%
Bank of America
5.310%	07/10/2007	††	24,258	24,258
Bank of America
5.270%	01/09/2007	††	19,407	19,407
				43,665
TOTAL CASH EQUIVALENTS
(Cost $1,284,000)				1,284,000

REPURCHASE AGREEMENTS—2.5%
Investors Bank & Trust Repurchase Agreement dated 12/29/06 due 1/02/07, with a maturity value of $15,011,164 and effective yield of 4.65% collateralized by the U.S. Government Agency Obligation with a rate of 4.24%, maturity date of 4/01/2035 and an aggregate market value of $15,753,583.			15,003,412	15,003,412
TOTAL INVESTMENTS—95.8%
(Cost $585,919,686)				582,272,163
Other assets less liabilities—4.2%				25,400,941
NET ASSETS—100.0%				$607,673,104

Notes to the Schedule of Investments:

MTN	Medium Term Note
#	Rate is subject to change. Rate shown reflects current rate.
*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 5.42% of Total Investments.
†	Denotes all or a portion of security on loan.
‡	Security valued at fair value as determined by policies approved by the board of directors.
**	Security has been pledged as collateral for futures contracts.
††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—42.3%
U.S. Government Agencies—41.5%
Federal Farm Credit Bank
3.750%	01/15/2009		$1,050,000	$1,024,650
Federal Home Loan Bank
5.750%	05/15/2012	†	625,000	649,326
5.375%	05/18/2016		1,225,000	1,260,580
5.000%	09/18/2009		700,000	701,094
4.900%	07/24/2008		300,000	299,295
4.750%	01/11/2008		250,000	248,904
4.625%	02/18/2011		400,000	396,198
4.500%	11/15/2012-09/16/2013		1,310,000	1,278,675
4.100%	06/13/2008		400,000	394,602
4.000%	03/10/2008		800,000	789,473
3.875%	01/15/2010		750,000	729,754
3.625%	01/15/2008- 11/14/2008		3,400,000	3,328,917
3.000%	04/15/2009		1,650,000	1,583,193
2.750%	03/14/2008		2,500,000	2,431,017
2.625%	07/15/2008		2,000,000	1,929,728
Federal Home Loan Mortgage Corporation
6.625%	09/15/2009		1,400,000	1,458,997
6.250%	03/05/2012		250,000	250,384
6.000%	06/15/2011- 09/19/2016		1,400,000	1,417,890
5.750%	03/15/2009		1,800,000	1,828,651
5.500%	09/15/2011		600,000	614,064
5.450%	11/21/2013		250,000	249,691
5.400%	02/28/2011		125,000	125,043
5.350%	11/14/2011		600,000	599,710
5.250%	01/05/2011- 11/05/2012		550,000	547,632
5.125%	04/18/2008- 02/01/2011		3,100,000	3,102,715
5.050%	01/26/2015		120,000	120,170
5.000%	02/08/2008- 01/30/2014		1,100,000	1,097,322
4.900%	11/03/2008		300,000	299,183
4.875%	02/17/2009		2,000,000	1,995,656
4.750%	09/22/2010- 01/19/2016		2,150,000	2,133,976
4.500%	01/15/2013- 01/15/2015		2,950,000	2,869,074
4.375%	07/30/2009		500,000	493,204
4.125%	09/01/2009- 02/24/2011		900,000	875,527
4.000%	06/12/2013		400,000	377,446
3.875%	01/12/2009		100,000	97,721
3.625%	09/15/2008		2,500,000	2,443,250
3.500%	04/01/2008		200,000	195,985
3.250%	02/25/2008		500,000	488,943
Federal National Mortgage Association
6.625%	11/15/2010		1,930,000	2,045,732
6.125%	07/17/2013		250,000	252,615
6.070%	05/12/2016		300,000	302,065
6.000%	05/15/2011		800,000	833,784
5.375%	11/15/2011- 07/15/2016		2,430,000	2,490,128
5.250%	06/15/2008- 08/01/2012		4,590,000	4,608,101
5.125%	04/15/2011		675,000	680,475
5.100%	02/22/2008- 01/18/2011		300,000	299,220
5.000%	09/15/2008- 04/15/2015		$1,500,000	$1,500,751
4.875%	01/11/2008		450,000	448,582
4.500%	06/01/2010- 02/15/2011		600,000	591,325
4.375%	09/15/2012- 10/15/2015		1,100,000	1,065,258
4.125%	04/15/2014		400,000	379,808
4.000%	01/26/2009		300,000	294,180
3.750%	09/15/2008		400,000	391,662
3.375%	12/15/2008		900,000	872,940
3.250%	01/15/2008- 02/15/2009		1,425,000	1,390,332
				59,174,598
U.S. Government Agencies—Mortgage Backed—0.8%
Federal Home Loan Mortgage Corporation
6.500%	04/01/2035		132,409	135,185
5.000%	11/01/2017		56,625	55,820
Federal National Mortgage Association
7.500%	01/01/2034		352,081	365,041
7.000%	02/01/2013		154,791	159,418
6.500%	05/01/2035		169,000	172,586
6.000%	12/01/2013- 10/01/2017		188,859	191,815
				1,079,865
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,638,359)				60,254,463

U.S. TREASURY OBLIGATIONS—56.3%
U.S. Treasury Bonds—5.4%
U.S. Treasury Bond
12.000%	08/15/2013		700,000	777,711
11.750%	11/15/2014		500,000	592,969
11.250%	02/15/2015		850,000	1,221,411
10.625%	08/15/2015		800,000	1,131,875
5.750%	08/15/2010		1,840,000	1,904,041
5.000%	08/15/2011	†	1,940,000	1,967,736
				7,595,743
U.S. Treasury Notes—50.9%
U.S. Treasury Note
6.500%	02/15/2010		2,100,000	2,206,724
6.000%	08/15/2009		1,705,000	1,757,016
5.500%	05/15/2009	†	680,000	691,582
5.125%	06/30/2011- 05/15/2016	†	4,100,000	4,192,849
5.000%	02/15/2011	†	1,770,000	1,792,679
4.875%	05/31/2008- 08/15/2016	†	4,900,000	4,919,338
4.750%	05/15/2014		1,500,000	1,504,337
4.625%	02/29/2008- 11/15/2016	†	6,700,000	6,671,323
4.500%	02/15/2009- 02/15/2016		4,350,000	4,313,164
4.375%	01/31/2008- 08/15/2012	†	4,670,000	4,617,394
4.250%	10/15/2010- 08/15/2015		9,640,000	9,412,361
4.125%	05/15/2015		1,650,000	1,584,838
4.000%	11/15/2012- 02/15/2015		5,100,000	4,884,905
3.875%	05/15/2009- 02/15/2013	†	5,050,000	4,912,318
3.750%	05/15/2008	†	2,700,000	2,659,503

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
3.625%	07/15/2009		$1,530,000	$1,490,137
3.500%	11/15/2009- 02/15/2010		4,580,000	4,427,115
3.375%	11/15/2008- 12/15/2008		3,980,000	3,878,028
3.125%	09/15/2008- 10/15/2008		6,150,000	5,978,835
3.000%	02/15/2008	†	700,000	685,180
				72,579,626
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $81,240,380)				80,175,369

CASH EQUIVALENTS—14.6%
Bank & Certificate Deposits/ Offshore Time Deposits—14.1%
Abbey National PLC
5.280%	01/05/2007	††	315,319	315,319
BancoBilbao Vizcaya Argentaria SA
5.310%	01/03/2007	††	315,319	315,319
Bank Of Nova Scotia
5.300%	02/27/2007	††	394,149	394,149
Bank Of Nova Scotia
5.290%	01/30/2007	††	157,659	157,659
Bank Of Nova Scotia
5.290%	02/06/2007	††	236,489	236,489
Barclays
5.320%	02/13/2007	††	157,659	157,659
Barclays
5.310%	02/20/2007	††	394,149	394,149
Barclays
5.300%	01/02/2007	††	394,149	394,149
Barton Capital LLC
5.300%	01/17/2007	††	157,659	157,659
Barton Capital LLC
5.300%	01/17/2007	††	236,489	236,489
Calyon
5.310%	02/16/2007	††	157,659	157,659
Calyon
5.300%	02/05/2007	††	472,978	472,978
Canadian Imperial Bank of Commerce
5.310%	01/29/2007	††	472,978	472,978
Charta LLC
5.300%	01/31/2007	††	308,754	308,754
CIESCO
5.310%	01/04/2007	††	205,281	205,281
Citigroup
5.310%	03/16/2007	††	157,659	157,659
Clipper Receivables Corp
5.300%	01/31/2007	††	157,659	157,659
Compass Securitization
5.300%	01/09/2007	††	236,489	236,489
CRC Funding LLC
5.340%	01/23/2007	††	78,830	78,830
CRC Funding LLC
5.300%	01/10/2007	††	230,154	230,154
Credit Suisse First Boston Corporation
5.300%	01/05/2007	††	157,659	157,659
Credit Suisse First Boston Corporation
5.300%	01/12/2007	††	315,319	315,319
Dexia Group
5.290%	01/16/2007	††	394,149	394,149
Fairway Finance
5.300%	01/09/2007	††	$189,191	$189,191
Falcon Asset Securitization Corporation
5.340%	01/22/2007	††	157,659	157,659
Fortis Bank
5.320%	01/03/2007	††	157,659	157,659
Fortis Bank
5.300%	01/02/2007	††	157,660	157,660
Fortis Bank
5.300%	01/24/2007	††	551,808	551,808
Fortis Bank
5.300%	01/26/2007	††	630,638	630,638
General Electric Capital Corporation
5.300%	01/26/2007	††	315,320	315,320
Greyhawk Funding
5.310%	01/12/2007	††	157,659	157,659
HBOS Halifax Bank of Scotland
5.310%	03/14/2007	††	394,150	394,150
HBOS Halifax Bank of Scotland
5.300%	01/08/2007	††	157,659	157,659
Kitty Hawk Funding Corp
5.340%	01/10/2007	††	236,489	236,489
Lexington Parker Cap Comp
5.300%	01/05/2007	††	157,659	157,659
Liberty Street
5.310%	01/17/2007	††	157,660	157,660
Lloyds TSB Bank
5.300%	02/26/2007	††	157,659	157,659
Marshall & Ilsley Bank Corporation
5.300%	03/19/2007	††	157,659	157,659
Merrill Lynch & Co
5.300%	01/02/2007	††	2,759,040	2,759,040
Morgan Stanley & Co
5.300%	01/02/2007	††	1,933,048	1,933,048
Old Line Funding LLC
5.350%	01/04/2007	††	157,661	157,661
Paradigm Funding LLC
5.310%	01/17/2007	††	157,659	157,659
Park Avenue Receivables Corp
5.330%	01/18/2007	††	157,659	157,659
Rabobank Nederland
5.250%	01/02/2007	††	472,978	472,978
Ranger Funding
5.330%	02/08/2007	††	157,659	157,659
Ranger Funding
5.320%	01/04/2007	††	157,659	157,659
Royal Bank of Canada
5.310%	02/14/2007	††	315,319	315,319
Royal Bank of Scotland
5.310%	01/11/2007	††	157,659	157,659
Royal Bank of Scotland
5.290%	01/16/2007	††	236,489	236,489
Royal Bank of Scotland
5.290%	02/09/2007	††	157,659	157,659
Royal Bank of Scotland
5.280%	01/11/2007	††	394,149	394,149
Sheffiled Receivables Corp
5.360%	01/11/2007	††	236,489	236,489
Sheffiled Receivables Corp
5.300%	01/12/2007	††	157,659	157,659
Societe Generale
5.310%	01/02/2007	††	394,149	394,149
Societe Generale
5.290%	02/01/2007	††	394,149	394,149
Societe Generale
5.270%	01/19/2007	††	394,149	394,149
Svenska Handlesbanken
5.250%	01/02/2007	††	180,936	180,936

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Three Pillars Funding LLC
5.380%	01/02/2007	††	$235,900	$235,900
UBS AG
5.300%	01/04/2007	††	157,659	157,659
UBS AG
5.290%	01/02/2007	††	315,319	315,319
Variable Funding Capital Co
5.310%	02/02/2007	††	157,659	157,659
Variable Funding Capital Co
5.290%	01/04/2007	††	157,660	157,660
Yorktown Capital LLC
5.330%	01/16/2007	††	157,660	157,660
Yorktown Capital LLC
5.300%	01/10/2007	††	157,660	157,660
				20,152,823
Floating Rate Instruments/Master Notes—0.5%
Bank of America
5.310%	07/10/2007	††	394,149	394,149
Bank of America
5.270%	01/09/2007	††	315,319	315,319
				709,468
TOTAL CASH EQUIVALENTS
(Cost $20,862,291)				20,862,291

REPURCHASE AGREEMENTS—0.6%
IBT Repurchase Agreement dated 12/29/2006 due 01/02/2007, with a maturity value of $848,792 and an effective yield of 4.65% collateralized by a U.S. Government Obligation with a rate of 5.125%, maturity date of 10/20/2022 and an aggregate market value of $890,771.			848,353	848,353
TOTAL INVESTMENTS—113.8%
(Cost $163,589,383)				162,140,476
Other assets less liabilities—(13.8%)				(19,600,843)
NET ASSETS—100.0%				$142,539,633

Notes to the Schedule of Investments:

†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—82.6%
Advertising—0.2%
Interpublic Group, Inc. *†	21,356	$261,397
Monster Worldwide, Inc. *	6,200	289,168
Omnicom Group	8,800	919,952
		1,470,517
Aerospace & Defense—1.8%
Goodrich Corporation	5,900	268,745
Boeing Company (The)	39,392	3,499,585
General Dynamics Corporation	19,720	1,466,182
Honeywell International, Inc.	40,825	1,846,923
Lockheed Martin Corporation	17,580	1,618,591
Northrop Grumman Corporation	17,292	1,170,668
Textron, Inc.	6,500	609,505
United Technologies Corporation	49,910	3,120,373
		13,600,572
Airlines—0.3%
FedEx Corporation	14,940	1,622,783
Southwest Airlines Company	37,172	569,475
		2,192,258
Apparel Retailers—0.4%
Gap (The), Inc.	28,227	550,426
Kohl’s Corporation *	17,000	1,163,310
Ltd. Brands, Inc.	17,100	494,874
Nordstrom, Inc.	10,780	531,885
		2,740,495
Automotive—0.6%
Autonation, Inc. *	6,800	144,976
Ford Motor Company †	91,746	689,012
General Motors Corporation	27,800	854,016
Genuine Parts Company	8,525	404,341
Goodyear Tire & Rubber Company (The) *†	8,600	180,514
Harley-Davidson, Inc.	13,400	944,298
ITT Corporation	9,100	517,062
Paccar, Inc. †	12,483	810,147
		4,544,366
Banking—10.3%
American Express Company	60,930	3,696,623
BB&T Corporation	26,300	1,155,359
Bank of America Corporation	224,705	11,997,000
Bank of New York Company, Inc. (The)	37,900	1,492,123
Capital One Financial Corporation	20,713	1,591,173
CIT Group, Inc.	9,800	546,546
Citigroup, Inc.	245,568	13,678,138
Comerica, Inc.	8,050	472,374
Commerce Bancorp, Inc., NJ †	8,537	301,100
Compass Bancshares, Inc.	6,100	363,865
Fannie Mae	48,400	2,874,476
Fifth Third Bancorp †	27,288	1,116,898
First Horizon National Corporation	6,200	259,036
Freddie Mac	34,000	2,308,600
Huntington Bancshares, Inc. †	12,536	297,730
JPMorgan Chase & Company	172,739	8,343,294
Keycorp	19,900	756,797
M&T Bank Corporation	3,930	480,089
Marshall & IIsley Corporation	12,000	577,320
Mellon Financial Corporation	20,400	859,860
National City Corporation	31,300	1,144,328
Northern Trust Corporation	9,150	$555,313
PNC Financial Services Group, Inc.	14,400	1,066,176
Regions Financial Corporation	35,991	1,346,063
SLM Corporation	20,500	999,785
Sovereign Bancorp, Inc. †	18,480	469,207
State Street Corporation	16,400	1,106,016
SunTrust Banks, Inc.	18,270	1,542,901
Synovus Financial Corporation	15,400	474,782
U.S. Bancorp	88,605	3,206,615
Wachovia Corporation	94,412	5,376,763
Washington Mutual, Inc.	47,762	2,172,693
Wells Fargo & Company	168,020	5,974,791
Zions Bancorporation	5,100	420,444
		79,024,278
Beverages, Food & Tobacco—4.2%
Altria Group, Inc.	104,340	8,954,459
Anheuser-Busch Companies, Inc.	38,140	1,876,488
Archer-Daniels-Midland Company	32,124	1,026,683
Brown-Forman Corporation Class B	4,080	270,259
Campbell Soup Company	10,630	413,401
Coca-Cola Company (The)	101,290	4,887,242
Coca-Cola Enterprises, Inc.	14,960	305,483
ConAgra Foods, Inc.	25,500	688,500
Constellation Brands, Inc. Class A *	9,730	282,365
Dean Foods Company *	6,000	253,680
General Mills, Inc.	17,500	1,008,000
Hershey Company (The) †	8,770	436,746
HJ Heinz Company	16,450	740,414
Kellogg Company	12,400	620,744
McCormick & Company, Inc.	6,500	250,640
Molson Coors Brewing Company Class B	2,660	203,330
Pepsi Bottling Group, Inc.	6,610	204,315
Pepsico, Inc.	81,450	5,094,697
Reynolds American, Inc. †	8,360	547,329
Safeway, Inc.	22,100	763,776
Sara Lee Corporation	37,400	636,922
Supervalu, Inc.	9,801	350,386
Sysco Corporation	30,500	1,121,180
Tyson Foods, Inc. Class A †	12,400	203,980
UST, Inc. †	8,000	465,600
WM Wrigley Jr. Company	10,887	563,076
		32,169,695
Building Materials—0.9%
Home Depot, Inc.	102,800	4,128,448
Lowe’s Companies, Inc.	76,960	2,397,304
Vulcan Materials Company †	4,900	440,363
		6,966,115
Chemicals—1.1%
Air Products & Chemicals, Inc.	11,000	773,080
Avery Dennison Corporation	5,400	366,822
Dow Chemical Company (The)	47,636	1,902,582
Eastman Chemical Company	3,975	235,757
EI Du Pont de Nemours & Company	45,300	2,206,563
Hercules, Inc. *	5,000	96,550
International Flavors & Fragrances, Inc.	4,300	211,388
Monsanto Company	26,498	1,391,940
PPG Industries, Inc.	8,124	521,642
Praxair, Inc.	15,830	939,194
		8,645,518

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Coal—0.1%
Consol Energy, Inc.		8,636	$277,475
Peabody Energy Corporation	†	12,903	521,410
			798,885
Commercial Services—0.6%
Allied Waste Industries, Inc.	*	11,900	146,251
Cintas Corporation		6,800	270,028
Convergys Corporation	*	7,600	180,728
Equifax, Inc.		6,400	259,840
Fluor Corporation	†	4,300	351,095
H&R Block, Inc.	†	16,100	370,944
Moody’s Corporation		12,000	828,720
Paychex, Inc.		16,450	650,433
Robert Half International, Inc.	†	8,400	311,808
RR Donnelley & Sons Company		10,600	376,724
Ryder System, Inc.		3,100	158,286
Waste Management, Inc.		27,127	997,460
			4,902,317
Communications—1.2%
ADC Telecommunications, Inc.	*	5,571	80,946
Avaya, Inc.	*	20,468	286,143
Ciena Corporation	*	4,371	121,120
Comverse Technology, Inc.	*	10,700	225,877
Corning, Inc.	*	76,050	1,422,895
L-3 Communications Holdings, Inc.		6,000	490,680
Motorola, Inc.		122,990	2,528,674
Network Appliance, Inc.	*	18,400	722,752
Qualcomm, Inc.		81,500	3,079,885
Tellabs, Inc.	*	22,200	227,772
			9,186,744
Computer Software & Processing—4.7%
Adobe Systems, Inc.	*	29,500	1,213,040
Affiliated Computer Services, Inc. Class A	*†	5,800	283,272
Autodesk, Inc.	*	11,400	461,244
Automatic Data Processing, Inc.		28,500	1,403,625
BMC Software, Inc.	*	10,500	338,100
CA, Inc.		22,416	507,722
Citrix Systems, Inc.	*	8,900	240,745
Cognizant Technology Solutions Corporation	*	6,912	533,330
Computer Sciences Corporation	*	9,200	491,004
Compuware Corporation	*	18,800	156,604
Electronic Arts, Inc.	*	14,900	750,364
Electronic Data Systems Corporation		25,300	697,015
Fidelity National Information Services, Inc.		7,869	315,468
First Data Corporation		37,736	963,023
Fiserv, Inc.	*	9,100	477,022
Google, Inc. Class A	*	10,661	4,909,177
IMS Health, Inc.		9,825	269,991
Intuit, Inc.	*	17,400	530,874
Juniper Networks, Inc.	*	26,268	497,516
Microsoft Corporation		430,853	12,865,271
NCR Corporation	*	9,000	384,840
Novell, Inc.	*	18,800	116,560
Nvidia Corporation	*	16,800	621,768
Oracle Corporation	*	198,720	3,406,061
Sun Microsystems, Inc.	*	170,200	922,484
Symantec Corporation	*	48,368	1,008,473
Unisys Corporation	*	15,700	123,088
VeriSign, Inc.	*	11,800	$283,790
Yahoo!, Inc.	*†	62,100	1,586,034
			36,357,505
Computers & Information—3.4%
3M Company		37,150	2,895,100
Apple Computer, Inc.	*	42,300	3,588,732
Dell, Inc.	*	113,400	2,845,206
EMC Corporation	*	112,350	1,483,020
Hewlett-Packard Company		136,286	5,613,620
International Business Machines Corporation		75,660	7,350,369
International Game Technology		16,600	766,920
Jabil Circuit, Inc.		8,590	210,885
Lexmark International, Inc.	*	5,300	387,960
Pitney Bowes, Inc.		11,200	517,328
SanDisk Corporation	*	11,000	473,330
Solectron Corporation	*	45,000	144,900
Symbol Technologies, Inc.		12,800	191,232
			26,468,602
Containers & Packaging—0.1%
Ball Corporation		5,100	222,360
Sealed Air Corporation		3,965	257,408
Temple-Inland, Inc.		5,500	253,165
			732,933
Cosmetics & Personal Care—1.8%
Avon Products, Inc.		22,200	733,488
Clorox Company		7,400	474,710
Colgate-Palmolive Company		25,400	1,657,096
Ecolab, Inc.	†	8,940	404,088
Estee Lauder Companies (The), Inc., Class A	†	5,670	231,449
Procter & Gamble Company		157,851	10,145,084
			13,645,915
Education—0.0%
Apollo Group, Inc. Class A	*†	6,910	269,283
Electric Utilities—2.8%
AES Corporation (The)	*	32,300	711,892
Allegheny Energy, Inc.	*	8,000	367,280
Ameren Corporation	†	10,100	542,673
American Electric Power Company, Inc.		19,360	824,349
CMS Energy Corporation	*	11,100	185,370
Centerpoint Energy, Inc.	†	15,226	252,447
Consolidated Edison, Inc.		12,100	581,647
Constellation Energy Group, Inc.		8,800	606,056
DTE Energy Company	†	8,700	421,167
Dominion Resources, Inc.		17,571	1,473,153
Duke Energy Corporation		62,508	2,075,891
Dynegy, Inc. Class A	*	17,193	124,477
Edison International		16,000	727,680
Entergy Corporation		10,200	941,664
Exelon Corporation		32,824	2,031,477
FPL Group, Inc.	†	19,900	1,082,958
FirstEnergy Corporation		16,273	979,797
KeySpan Corporation		8,600	354,148
NiSource, Inc.		13,302	320,578
PG&E Corporation		17,010	805,083
PPL Corporation		18,700	670,208
Pinnacle West Capital Corporation		4,900	248,136
Progress Energy, Inc.		12,400	608,592
Public Service Enterprise Group, Inc.		12,300	816,474
Sempra Energy		12,669	709,084

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Southern Company (The)	36,500	$1,345,390
TXU Corporation	22,794	1,235,663
TECO Energy, Inc. †	10,200	175,746
Xcel Energy, Inc. †	19,870	458,202
		21,677,282
Electrical Equipment—2.8%
Cooper Industries, Ltd. Class A (Bermuda)	4,500	406,935
Emerson Electric Company	40,400	1,780,428
General Electric Company	513,660	19,113,289
		21,300,652
Electronics—3.4%
Advanced Micro Devices, Inc. *	25,700	522,995
Agilent Technologies, Inc. *	21,049	733,558
Altera Corporation *	17,700	348,336
American Power Conversion Corporation	7,900	241,661
Analog Devices, Inc.	18,000	591,660
Broadcom Corporation Class A *	22,870	738,930
Cisco Systems, Inc. *	302,550	8,268,692
Eastman Kodak Company †	14,100	363,780
Intel Corporation	286,740	5,806,485
JDS Uniphase Corporation *†	10,587	176,379
LSI Logic Corporation *	19,300	173,700
Linear Technology Corporation †	15,000	454,800
Maxim Integrated Products, Inc.	15,820	484,408
Micron Technology, Inc. *	35,800	499,768
Molex, Inc.	6,975	220,619
National Semiconductor Corporation	16,600	376,820
Novellus Systems, Inc. *†	6,200	213,404
PMC-Sierra, Inc. *†	10,900	73,139
QLogic Corporation *	8,800	192,896
Raytheon Company	21,900	1,156,320
Rockwell Collins, Inc.	8,500	537,965
Sanmina-SCI Corporation *	28,400	97,980
Teradyne, Inc. *†	9,400	140,624
Texas Instruments, Inc.	75,100	2,162,880
Xerox Corporation *	47,800	810,210
Xilinx, Inc.	16,910	402,627
		25,790,636
Entertainment & Leisure—1.6%
Harrah’s Entertainment, Inc.	9,060	749,443
Hasbro, Inc.	8,275	225,494
Mattel, Inc.	19,078	432,307
News Corporation, Inc. Class A	118,050	2,535,714
Time Warner, Inc.	200,567	4,368,349
Walt Disney Company	104,165	3,569,735
		11,881,042
Environmental—0.0%
Tektronix, Inc.	4,500	131,265
Financial Services—3.1%
Ameriprise Financial, Inc.	12,326	671,767
Bear Stearns Companies, Inc. (The)	5,833	949,496
Charles Schwab Corporation (The)	50,722	980,963
Chicago Mercantile Exchange †	1,693	863,007
Countrywide Financial Corporation	30,798	1,307,375
E*Trade Financial Corporation *	20,600	461,852
Federated Investors, Inc. Class B	3,800	128,364
Franklin Resources, Inc.	7,990	880,258
Goldman Sachs Group, Inc.	21,480	4,282,038
Janus Capital Group, Inc.	10,400	224,536
Legg Mason, Inc.	6,460	$614,023
Lehman Brothers Holdings, Inc.	26,600	2,077,992
Merrill Lynch & Company, Inc.	44,270	4,121,537
Morgan Stanley	52,830	4,301,947
Principal Financial Group	13,750	807,125
T Rowe Price Group, Inc.	13,020	569,885
Western Union Company (The)	37,736	846,041
		24,088,206
Food Retailers—0.3%
Kroger Company (The)	35,700	823,599
Starbucks Corporation *	37,600	1,331,792
Whole Foods Market, Inc. †	6,800	319,124
		2,474,515
Forest Products & Paper—0.5%
Bemis Company	5,700	193,686
International Paper Company	24,202	825,288
Kimberly-Clark Corporation	22,620	1,537,029
MeadWestvaco Corporation	8,814	264,949
Pactiv Corporation *	6,900	246,261
Weyerhaeuser Company	12,000	847,800
		3,915,013
Health Care Providers—0.4%
Caremark Rx, Inc.	22,100	1,262,131
Coventry Health Care, Inc. *	7,840	392,392
Express Scripts, Inc. *	7,200	515,520
Health Management Associates, Inc. Class A	11,800	249,098
Laboratory Corporation Of America Holdings *†	6,200	455,514
Manor Care, Inc.	3,900	182,988
Tenet Healthcare Corporation *†	25,550	178,084
		3,235,727
Heavy Construction—0.1%
Centex Corporation †	6,000	337,620
Lennar Corporation Class A	6,700	351,482
		689,102
Heavy Machinery—1.3%
American Standard Companies, Inc.	8,750	401,188
Applied Materials, Inc.	70,300	1,297,035
Black & Decker Corporation	3,800	303,886
Caterpillar, Inc.	33,000	2,023,890
Cummins, Inc.	2,550	301,359
Deere & Company †	11,700	1,112,319
Dover Corporation	10,000	490,200
Eaton Corporation	7,300	548,522
Ingersoll-Rand Company Class A (Bermuda)	16,100	629,993
National-Oilwell Varco, Inc. *	8,610	526,760
Pall Corporation	6,566	226,855
Parker Hannifin Corporation	5,925	455,514
Rockwell Automation, Inc.	8,700	531,396
Stanley Works (The)	3,800	191,102
Terex Corporation *	4,860	313,859
WW Grainger, Inc.	3,800	265,772
		9,619,650
Home Construction, Furnishings & Appliances—0.4%
DR Horton, Inc.	13,400	354,966
Harman International Industries, Inc.	3,200	319,712
Johnson Controls, Inc. †	9,510	817,099
KB Home	3,800	194,864
Leggett & Platt, Inc.	9,000	215,100

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Masco Corporation †	20,500	$612,335
Pulte Homes, Inc.	10,540	349,085
Whirlpool Corporation †	3,798	315,310
		3,178,471
Household Products—0.3%
Fortune Brands, Inc. †	7,200	614,808
Illinois Tool Works, Inc.	20,780	959,828
Newell Rubbermaid, Inc.	13,460	389,667
Rohm & Haas Company †	7,095	362,696
Snap-On, Inc.	2,850	135,774
		2,462,773
Industrial—Diversified—0.4%
Tyco International Ltd. (Bermuda)	99,149	3,014,130
Insurance—5.0%
ACE, Ltd. (Cayman Islands)	15,900	963,063
Aflac, Inc.	24,500	1,127,000
Aetna, Inc.	26,748	1,154,979
Allstate Corporation (The)	31,738	2,066,461
AMBAC Financial Group, Inc.	5,150	458,711
American International Group, Inc.	129,440	9,275,670
AON Corporation	15,825	559,256
Chubb Corporation	20,220	1,069,840
Cigna Corporation	5,370	706,531
Cincinnati Financial Corporation	8,539	386,902
Genworth Financial, Inc. Class A	21,840	747,146
Hartford Financial Services Group, Inc.	15,700	1,464,967
Humana, Inc. *	8,000	442,480
Lincoln National Corporation	14,004	929,866
Loews Corporation	21,970	911,096
MBIA, Inc.	6,550	478,543
MGIC Investment Corporation	4,300	268,922
Marsh & McLennan Companies, Inc.	26,900	824,754
Metlife, Inc.	37,310	2,201,663
Progressive Corporation (The)	38,720	937,798
Prudential Financial, Inc.	24,300	2,086,398
Safeco Corporation	5,600	350,280
St. Paul Travelers Companies	34,216	1,837,057
Torchmark Corporation	5,100	325,176
UnitedHealth Group, Inc.	66,700	3,583,791
UnumProvident Corporation	16,318	339,088
WellPoint, Inc. *	31,070	2,444,898
XL Capital Ltd. Class A (Cayman Islands)	8,550	615,771
		38,558,107
Lodging—0.3%
Hilton Hotels Corporation	19,200	670,080
Marriott International, Inc. Class A	16,840	803,605
Starwood Hotels & Resorts Worldwide, Inc.	10,600	662,500
Wyndham Worldwide Corporation *	9,920	317,638
		2,453,823
Media—Broadcasting & Publishing—1.6%
CBS Corporation Class B †	38,045	1,186,243
Clear Channel Communications, Inc.	25,470	905,204
Comcast Corporation Class A *	104,380	4,418,405
DIRECTV Group (The), Inc. *	37,946	946,373
Dow Jones & Company, Inc. †	3,390	128,820
EW Scripps Company Class A	4,200	209,748
Gannett Company, Inc.	11,730	709,196
IAC/InterActiveCorporation *†	10,777	$400,473
McGraw-Hill Companies, Inc. (The)	18,100	1,231,162
Meredith Corporation	2,100	118,335
New York Times Company Class A †	7,000	170,520
Tribune Company †	10,067	309,862
Univision Communications, Inc. Class A *†	11,850	419,727
Viacom, Inc. Class B *	35,645	1,462,514
		12,616,582
Medical Supplies—3.0%
Allergan, Inc.	7,500	898,050
Applera Corporation—Applied Biosystems Group	9,000	330,210
Bausch & Lomb, Inc.	2,806	146,080
Baxter International, Inc.	31,900	1,479,841
Becton Dickinson & Company	12,200	855,830
Biomet, Inc.	12,225	504,526
Boston Scientific Corporation *	56,830	976,339
CR Bard, Inc. †	5,100	423,147
Johnson & Johnson	144,928	9,568,147
Kla-Tencor Corporation	9,820	488,545
Medtronic, Inc.	57,310	3,066,658
Millipore Corporation *†	2,500	166,500
Patterson Cos., Inc. *	6,800	241,468
PerkinElmer, Inc.	6,400	142,272
St. Jude Medical, Inc. *	18,000	658,080
Stryker Corporation	14,400	793,584
Thermo Fisher Scientific, Inc. *	20,200	914,858
Waters Corporation *	5,100	249,747
Zimmer Holdings, Inc. *	12,190	955,452
		22,859,334
Metals—0.8%
Alcoa, Inc.	42,860	1,286,229
Allegheny Technologies, Inc.	4,683	424,654
Danaher Corporation	11,710	848,272
Newmont Mining Corporation	21,968	991,855
Nucor Corporation	15,200	830,832
Phelps Dodge Corporation	10,056	1,203,904
United States Steel Corporation	5,820	425,675
		6,011,421
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B †	9,650	537,795
Oil & Gas—8.1%
Anadarko Petroleum Corporation	22,740	989,645
Apache Corporation	16,292	1,083,581
Ashland, Inc.	3,400	235,212
Baker Hughes, Inc.	16,380	1,222,931
BJ Services Company	15,900	466,188
Chesapeake Energy Corporation †	20,400	592,620
Chevron Corporation	108,980	8,013,299
ConocoPhillips	81,919	5,894,072
Devon Energy Corporation	21,688	1,454,831
EOG Resources, Inc.	11,900	743,155
El Paso Corporation †	35,077	535,977
Exxon Mobil Corporation	291,187	22,313,660
Halliburton Company	50,820	1,577,961
Hess Corporation	13,200	654,324
Kinder Morgan, Inc.	5,200	549,900
Marathon Oil Corporation	17,997	1,664,723
Murphy Oil Corporation †	8,710	442,904
Nabors Industries Ltd. *†	15,500	461,590

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Nicor, Inc. †	2,200	$102,960
Noble Corporation (Cayman Islands)	6,700	510,205
Occidental Petroleum Corporation	42,380	2,069,415
Peoples Energy Corporation	2,300	102,511
Questar Corporation	4,111	341,419
Rowan Companies., Inc.	5,400	179,280
Schlumberger Ltd. (Netherland Antilles)	58,700	3,707,492
Smith International, Inc. †	9,937	408,113
Sunoco, Inc.	6,600	411,576
Transocean, Inc. (Cayman Islands) *	14,911	1,206,151
Valero Energy Corporation	30,560	1,563,450
Weatherford International Ltd. (Bermuda) *	17,120	715,445
Williams Companies, Inc.	29,300	765,316
XTO Energy, Inc.	17,866	840,595
		61,820,501
Pharmaceuticals—5.5%
Abbott Laboratories	76,400	3,721,444
AmerisourceBergen Corporation	10,300	463,088
Amgen, Inc. *	57,894	3,954,739
Barr Pharmaceuticals, Inc. *	5,200	260,624
Biogen Idec, Inc. *	16,930	832,787
Bristol-Myers Squibb Company	97,900	2,576,728
Cardinal Health, Inc.	20,750	1,336,923
Celgene Corporation *†	18,401	1,058,610
Eli Lilly & Company	49,100	2,558,110
Forest Laboratories, Inc. *	16,000	809,600
Genzyme Corporation *	12,800	788,224
Gilead Sciences, Inc. *	22,730	1,475,859
Hospira, Inc. *	7,950	266,961
King Pharmaceuticals, Inc. *	11,466	182,539
McKesson Corporation	15,089	765,012
Medco Health Solutions, Inc. *	14,955	799,195
MedImmune, Inc. *†	12,600	407,862
Merck & Company, Inc.	107,600	4,691,360
Mylan Laboratories	10,800	215,568
Pfizer, Inc.	360,412	9,334,671
Quest Diagnostics, Inc.	8,000	424,000
Schering-Plough Corporation	72,800	1,720,992
Sigma Aldrich Corporation †	3,300	256,476
Watson Pharmaceuticals, Inc. *	4,800	124,944
Wyeth	66,900	3,406,548
		42,432,864
Real Estate—1.0%
Apartment Investment & Management Company REIT Class A †	4,400	246,488
Archstone-Smith Trust REIT †	10,500	611,205
Boston Properties, Inc. REIT	5,800	648,904
CB Richard Ellis Group, Inc. Class A *	8,899	295,447
Equity Office Properties Trust REIT	18,300	881,511
Equity Residential REIT	14,300	725,725
Kimco Realty Corporation REIT †	11,100	498,945
Plum Creek Timber Company, Inc. REIT	9,100	362,635
Prologis REIT	12,000	729,240
Public Storage, Inc. REIT	5,720	557,700
Realogy Corporation *	12,400	375,968
Simon Property Group, Inc. REIT	10,700	1,083,803
Vornado Realty Trust REIT †	6,300	765,450
		7,783,021
Restaurants—0.5%
Darden Restaurants, Inc.	6,500	$261,105
McDonald’s Corporation	61,800	2,739,594
Wendy’s International, Inc.	5,600	185,304
Yum! Brands, Inc.	13,600	799,680
		3,985,683
Retailers—3.2%
Amazon.Com, Inc. *†	15,200	599,792
Autozone, Inc. *	2,710	313,168
Bed Bath & Beyond, Inc. *	13,800	525,780
Best Buy Company, Inc.	20,015	984,538
Big Lots, Inc. *	5,200	119,184
CVS Corporation	40,200	1,242,582
Circuit City Stores, Inc.	7,400	140,452
Costco Wholesale Corporation	23,276	1,230,602
Dillard’s, Inc. Class A †	2,900	101,413
Dollar General Corporation	15,570	250,054
eBay, Inc. *	57,730	1,735,941
Family Dollar Stores, Inc.	8,200	240,506
Federated Department Stores	26,704	1,018,224
JC Penney Company, Inc.	11,420	883,451
Nike, Inc. Class B	9,360	926,921
Office Depot, Inc. *	14,500	553,465
OfficeMax, Inc.	3,370	167,321
RadioShack Corporation †	6,100	102,358
Sears Holdings Corporation *†	4,302	722,435
Sherwin-Williams Company (The)	5,430	345,239
Staples, Inc.	35,850	957,195
TJX Companies., Inc.	22,700	646,496
Target Corporation	43,200	2,464,560
Tiffany & Company	7,000	274,680
Walgreen Company	49,800	2,285,322
Wal-Mart Stores, Inc.	122,900	5,675,522
		24,507,201
Telephone Systems—2.9%
Alltel Corporation	19,080	1,153,958
AT&T, Inc.	190,834	6,822,316
BellSouth Corporation	90,300	4,254,033
CenturyTel, Inc.	5,600	244,496
Citizens Communications Company	16,200	232,794
Embarq Corporation	7,297	383,530
Qwest Communications International, Inc. *	76,329	638,874
Sprint Nextel Corporation	145,959	2,757,166
Verizon Communications, Inc.	145,371	5,413,616
Windstream Corporation	22,027	313,224
		22,214,007
Textiles, Clothing & Fabrics—0.2%
Coach, Inc. *	18,900	811,944
Jones Apparel Group, Inc.	5,600	187,208
Liz Claiborne, Inc.	5,000	217,300
VF Corporation	4,300	352,944
		1,569,396
Transportation—1.3%
Brunswick Corporation	4,900	156,310
Burlington Northern Santa Fe Corporation	18,356	1,354,856
CSX Corporation	21,600	743,688
Carnival Corporation †	22,130	1,085,477
Norfolk Southern Corporation	20,300	1,020,887
Sabre Holdings Corporation	6,930	220,998
Union Pacific Corporation	13,400	1,233,068

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
United Parcel Service, Inc. Class B	53,700	$4,026,426
		9,841,710
TOTAL COMMON STOCKS
(Cost $503,110,306)		634,365,907

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.8%
U.S. Treasury Bills—0.8%
U.S. Treasury Bill
4.845%	03/08/2007	**
(Cost $6,440,514)			$6,500,000	6,440,514

		Shares	Value
RIGHTS—0.0%
Computers & Information—0.0%
Seagate Technology, Inc.	*d
(Cost $—)		10,600	—

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—11.6%
Financial Services—11.6%
Grampian Funding LLC, 144A
5.250%	03/20/2007	***	$30,000,000	29,650,000
Lexington Parker Capital CP, 144A
5.240%	03/15/2007	***	30,000,000	29,672,500
Simba Funding Corporation
5.240%	03/12/2007		30,000,000	29,685,600
TOTAL COMMERCIAL PAPER
(Cost $89,008,100)				89,008,100

CASH EQUIVALENTS—4.1%
Bank & Certificate Deposits/ Offshore Time Deposits—4.0%
Abbey National PLC
5.280%	01/05/2007	††	478,412	478,412
BancoBilbao Vizcaya Argentaria SA
5.310%	01/03/2007	††	478,412	478,412
Bank Of Nova Scotia
5.300%	02/27/2007	††	598,016	598,016
Bank Of Nova Scotia
5.290%	01/30/2007	††	239,206	239,206
Bank Of Nova Scotia
5.290%	02/06/2007	††	358,809	358,809
Barclays
5.320%	02/13/2007	††	239,206	239,206
Barclays
5.310%	02/20/2007	††	598,015	598,015
Barclays
5.300%	01/02/2007	††	598,015	598,015
Barton Capital LLC
5.300%	01/17/2007	††	239,206	239,206
Barton Capital LLC
5.300%	01/17/2007	††	358,809	358,809

Coupon Rate	Maturity Date		Face	Value
Calyon
5.310%	02/16/2007	††	$239,206	$239,206
Calyon
5.300%	02/05/2007	††	717,618	717,618
Canadian Imperial Bank of Commerce
5.310%	01/29/2007	††	717,618	717,618
Charta LLC
5.300%	01/31/2007	††	468,451	468,451
CIESCO
5.310%	01/04/2007	††	311,459	311,459
Citigroup
5.310%	03/16/2007	††	239,206	239,206
Clipper Receivables Corp
5.300%	01/31/2007	††	239,206	239,206
Compass Securitization
5.300%	01/09/2007	††	358,809	358,809
CRC Funding LLC
5.340%	01/23/2007	††	119,603	119,603
CRC Funding LLC
5.300%	01/10/2007	††	349,198	349,198
Credit Suisse First Boston Corporation
5.300%	01/05/2007	††	239,206	239,206
Credit Suisse First Boston Corporation
5.300%	01/12/2007	††	478,412	478,412
Dexia Group
5.290%	01/16/2007	††	598,015	598,015
Fairway Finance
5.300%	01/09/2007	††	287,047	287,047
Falcon Asset Securitization Corporation
5.340%	01/22/2007	††	239,206	239,206
Fortis Bank
5.320%	01/03/2007	††	239,206	239,206
Fortis Bank
5.300%	01/02/2007	††	239,206	239,206
Fortis Bank
5.300%	01/24/2007	††	837,221	837,221
Fortis Bank
5.300%	01/26/2007	††	956,824	956,824
General Electric Capital Corporation
5.300%	01/26/2007	††	478,412	478,412
Greyhawk Funding
5.310%	01/12/2007	††	239,206	239,206
HBOS Halifax Bank of Scotland
5.310%	03/14/2007	††	598,015	598,015
HBOS Halifax Bank of Scotland
5.300%	01/08/2007	††	239,206	239,206
Kitty Hawk Funding Corp
5.340%	01/10/2007	††	358,809	358,809
Lexington Parker Cap Comp
5.300%	01/05/2007	††	239,206	239,206
Liberty Street
5.310%	01/17/2007	††	239,206	239,206
Lloyds TSB Bank
5.300%	02/26/2007	††	239,206	239,206
Marshall & Ilsley Bank Corporation
5.300%	03/19/2007	††	239,206	239,206
Merrill Lynch & Co
5.300%	01/02/2007	††	4,186,107	4,186,107
Morgan Stanley & Co
5.300%	01/02/2007	††	2,932,885	2,932,885
Old Line Funding LLC
5.350%	01/04/2007	††	239,206	239,206
Paradigm Funding LLC
5.310%	01/17/2007	††	239,206	239,206
Park Avenue Receivables Corp
5.330%	01/18/2007	††	239,206	239,206
Rabobank Nederland
5.250%	01/02/2007	††	717,618	717,618

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Asset
Allocation Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Ranger Funding
5.330%	02/08/2007	††	$239,206	$239,206
Ranger Funding
5.320%	01/04/2007	††	239,206	239,206
Royal Bank of Canada
5.310%	02/14/2007	††	478,414	478,414
Royal Bank of Scotland
5.310%	01/11/2007	††	239,208	239,208
Royal Bank of Scotland
5.290%	01/16/2007	††	358,811	358,811
Royal Bank of Scotland
5.290%	02/09/2007	††	239,208	239,208
Royal Bank of Scotland
5.280%	01/11/2007	††	598,017	598,017
Sheffiled Receivables Corp
5.360%	01/11/2007	††	358,809	358,809
Sheffiled Receivables Corp
5.300%	01/12/2007	††	239,206	239,206
Societe Generale
5.310%	01/02/2007	††	598,015	598,015
Societe Generale
5.290%	02/01/2007	††	598,015	598,015
Societe Generale
5.270%	01/19/2007	††	598,015	598,015
Svenska Handlesbanken
5.250%	01/02/2007	††	274,523	274,523
Three Pillars Funding LLC
5.380%	01/02/2007	††	357,915	357,915
UBS AG
5.300%	01/04/2007	††	239,206	239,206
UBS AG
5.290%	01/02/2007	††	478,412	478,412
Variable Funding Capital Co
5.310%	02/02/2007	††	239,206	239,206
Variable Funding Capital Co
5.290%	01/04/2007	††	239,206	239,206
Yorktown Capital LLC
5.330%	01/16/2007	††	239,206	239,206
Yorktown Capital LLC
5.300%	01/10/2007	††	239,206	239,206
				30,576,533
Floating Rate Instruments/Master Notes—0.1%
Bank of America
5.310%	07/10/2007	††	598,015	598,015
Bank of America
5.270%	01/09/2007	††	478,412	478,412
				1,076,427
TOTAL CASH EQUIVALENTS
(Cost $31,652,960)				31,652,960
TOTAL INVESTMENTS—99.1%
(Cost $630,211,880)				761,467,481
Other assets less liabilities—0.9%				6,914,013
NET ASSETS—100.0%				$768,381,494

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
**	Security has been pledged as collateral for futures contracts.
***	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 7.79% of Total Investments.
††	Represents collateral received from securities lending transactions.
d	Security has no market value at 12/31/2006.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Equity
Income Fund

	Shares	Value
COMMON STOCKS—93.6%
Aerospace & Defense—1.0%
Honeywell International, Inc.	314,800	$14,241,552
Airlines—1.4%
FedEx Corporation	190,000	20,637,800
Automotive—2.1%
Ford Motor Company †	200,000	1,502,000
General Motors Corporation †	804,000	24,698,880
Genuine Parts Company	90,552	4,294,881
		30,495,761
Banking—9.3%
American Express Company	50,000	3,033,500
Bank of America Corporation	440,492	23,517,868
Capital One Financial Corporation	112,000	8,603,840
Citigroup, Inc.	332,369	18,512,953
Fannie Mae	40,806	2,423,468
Fifth Third Bancorp †	75,000	3,069,750
JPMorgan Chase & Company	250,000	12,075,000
Keycorp	100,000	3,803,000
Mellon Financial Corporation †	150,000	6,322,500
National City Corporation	75,000	2,742,000
PNC Financial Services Group, Inc.	75,000	5,553,000
SLM Corporation	249,200	12,153,484
State Street Corporation	110,000	7,418,400
SunTrust Banks, Inc.	40,000	3,378,000
Wachovia Corporation	166,004	9,453,928
Washington Mutual, Inc.	215,745	9,814,240
Wells Fargo & Company	126,000	4,480,560
		136,355,491
Beverages, Food & Tobacco—4.7%
Altria Group, Inc.	168,900	14,494,998
Anheuser-Busch Companies, Inc.	125,000	6,150,000
Campbell Soup Company	99,712	3,877,800
Coca-Cola Company (The)	120,000	5,790,000
General Mills, Inc.	80,022	4,609,267
Hershey Company (The)	50,000	2,490,000
HJ Heinz Company	121,000	5,446,210
Imperial Tobacco Group PLC (United Kingdom)	179,600	14,193,788
McCormick & Company, Inc.	75,000	2,892,000
UST, Inc. †	153,337	8,924,213
		68,868,276
Building Materials—2.5%
Cemex SAB de CV (Mexico) †*	731,166	24,735,346
Hanson PLC Sponsored ADR (United Kingdom)	106,700	8,076,123
Home Depot, Inc.	85,000	3,413,600
		36,225,069
Chemicals—1.6%
Avery Dennison Corporation	85,000	5,774,050
Dow Chemical Company (The)	39,771	1,588,454
EI Du Pont de Nemours & Company	268,646	13,085,747
International Flavors & Fragrances, Inc.	70,000	3,441,200
		23,889,451
Commercial Services—0.3%
H&R Block, Inc. †	50,000	1,152,000
Waste Management, Inc.	100,000	3,677,000
		4,829,000
Communications—0.5%
L-3 Communications Holdings, Inc.	56,300	$4,604,214
Motorola, Inc.	100,000	2,056,000
		6,660,214
Computer Software & Processing—0.4%
Microsoft Corporation	200,000	5,972,000
Computers & Information—4.8%
3M Company	95,300	7,426,729
Dell, Inc. *	2,104,000	52,789,360
International Business Machines Corporation	60,000	5,829,000
Pitney Bowes, Inc.	98,700	4,558,953
		70,604,042
Cosmetics & Personal Care—0.6%
Avon Products, Inc.	100,000	3,304,000
Colgate-Palmolive Company	80,000	5,219,200
		8,523,200
Electric Utilities—3.3%
Dominion Resources, Inc.	86,200	7,227,008
Duke Energy Corporation	594,024	19,727,537
Entergy Corporation	105,200	9,712,064
FirstEnergy Corporation	50,000	3,010,500
NiSource, Inc.	130,000	3,133,000
Progress Energy, Inc.	100,000	4,908,000
		47,718,109
Electrical Equipment—1.8%
Cooper Industries, Ltd. Class A (Bermuda)	75,000	6,782,250
Emerson Electric Company	206,800	9,113,676
General Electric Company	275,000	10,232,750
		26,128,676
Electronics—3.6%
American Power Conversion Corporation	181,100	5,539,849
Analog Devices, Inc.	125,000	4,108,750
Eastman Kodak Company †	135,741	3,502,118
Intel Corporation	175,000	3,543,750
Koninklijke (Royal) Philips Electronics NV NY Shares (Netherlands) †	660,000	24,802,800
Raytheon Company	100,000	5,280,000
Sony Corporation ADR (Japan) †	125,000	5,353,750
Texas Instruments, Inc.	125,000	3,600,000
Xerox Corporation *	51,000	864,450
		56,595,467
Entertainment & Leisure—4.8%
Discovery Holding Company Class A †*	1,209,800	19,465,682
Mattel, Inc.	423,700	9,601,042
Time Warner, Inc.	250,000	5,445,000
Walt Disney Company	1,054,000	36,120,580
		70,632,304
Financial Services—1.0%
Charles Schwab Corporation (The)	250,000	4,835,000
Morgan Stanley	120,000	9,771,600
		14,606,600

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Equity
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Forest Products & Paper—0.7%
International Paper Company	150,000	$5,115,000
Kimberly-Clark Corporation	45,259	3,075,349
MeadWestvaco Corporation	75,000	2,254,500
		10,444,849
Heavy Machinery—1.3%
Ingersoll-Rand Company Class A (Bermuda)	50,000	1,956,500
Pall Corporation	120,000	4,146,000
Stanley Works (The)	247,600	12,451,804
		18,554,304
Home Construction, Furnishings & Appliances—0.1%
Masco Corporation †	75,000	2,240,250
Household Products—1.6%
Fortune Brands, Inc. †	37,765	3,224,753
Illinois Tool Works, Inc.	325,800	15,048,702
Newell Rubbermaid, Inc.	185,000	5,355,750
		23,629,205
Industrial—Diversified—0.1%
Tyco International Ltd. (Bermuda)	50,000	1,520,000
Insurance—9.9%
Allstate Corporation (The)	111,000	7,227,210
American International Group, Inc.	245,814	17,615,031
AON Corporation †	766,000	27,070,440
Fairfax Financial Holdings Ltd. (Canada) †	110,000	21,835,000
Hartford Financial Services Group, Inc.	106,500	9,937,515
Lincoln National Corporation	49,690	3,299,416
MGIC Investment Corporation †	125,300	7,836,262
Marsh & McLennan Companies, Inc.	140,000	4,292,400
Progressive Corporation (The)	50,000	1,211,000
St. Paul Travelers Companies	163,806	8,794,744
UnitedHealth Group, Inc.	212,300	11,406,879
UnumProvident Corporation	105,000	2,181,900
WellPoint, Inc. *	194,200	15,281,598
XL Capital Ltd. Class A (Cayman Islands)	95,900	6,906,718
		144,896,113
Media—Broadcasting & Publishing—8.9%
CBS Corporation Class B	70,000	2,182,600
Comcast Corporation Special Class A *	584,000	24,457,920
DIRECTV Group (The), Inc. *	1,099,000	27,409,060
Dow Jones & Company, Inc. †	98,000	3,724,000
Gannett Company, Inc.	174,800	10,568,408
Liberty Media Corporation Interactive Class A *	1,193,250	25,738,402
Liberty Media Holdings Corporation Capital Class A *	258,050	25,283,739
New York Times Company Class A †	160,000	3,897,600
Tribune Company †	150,000	4,617,000
Viacom, Inc. Class B *	70,000	2,872,100
		130,750,829
Medical Supplies—1.4%
Baxter International, Inc.	299,300	$13,884,527
Boston Scientific Corporation *	175,000	3,006,500
Johnson & Johnson	60,000	3,961,200
		20,852,227
Metals—0.3%
Alcoa, Inc.	125,000	3,751,250
Oil & Gas—8.7%
BP Amoco PLC ADR (United Kingdom)	109,356	7,337,788
Chesapeake Energy Corporation †	777,000	22,571,850
Chevron Corporation	139,758	10,276,406
ConocoPhillips	187,400	13,483,430
Exxon Mobil Corporation	124,760	9,560,359
Hess Corporation	225,000	11,153,250
Marathon Oil Corporation	141,300	13,070,250
Murphy Oil Corporation †	40,000	2,034,000
Occidental Petroleum Corporation	246,600	12,041,478
Pioneer Natural Resources Company	527,000	20,916,630
Royal Dutch Shell PLC—Class A ADR (United Kingdom)	65,781	4,656,637
		127,102,078
Pharmaceuticals—5.0%
Abbott Laboratories	75,000	3,653,250
Bristol-Myers Squibb Company	605,100	15,926,232
Eli Lilly & Company	75,000	3,907,500
MedImmune, Inc. †*	75,000	2,427,750
Merck & Company, Inc.	175,000	7,630,000
Pfizer, Inc.	653,200	16,917,880
Schering-Plough Corporation †	442,300	10,455,972
Wyeth	253,400	12,903,128
		73,821,712
Restaurants—2.1%
Yum! Brands, Inc.	517,000	30,399,600
Retailers—1.4%
Dollar General Corporation	496,400	7,972,184
JC Penney Company, Inc.	79,000	6,111,440
RadioShack Corporation †	200,000	3,356,000
Wal-Mart Stores, Inc.	75,000	3,463,500
		20,903,124
Telephone Systems—6.2%
Alltel Corporation	80,000	4,838,400
AT&T, Inc. †	252,942	9,042,676
Nokia Corporation Sponsored ADR (Finland)	874,300	17,765,776
Qwest Communications International, Inc. †*	600,000	5,022,000
Sprint Nextel Corporation †	1,711,000	32,320,790
Verizon Communications, Inc.	546,741	20,360,635
Windstream Corporation	82,714	1,176,193
		90,526,470
Transportation—2.2%
Burlington Northern Santa Fe Corporation	147,300	10,872,213
Carnival Corporation †	200,600	9,839,430
Norfolk Southern Corporation	84,540	4,251,517
Union Pacific Corporation	75,997	6,993,244
		31,956,404
TOTAL COMMON STOCKS
(Cost $1,048,571,171)		1,374,331,427

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Equity
Income Fund

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—1.6%
Banking—1.2%
Atlantic Asset Securities Corporation 144A
5.310%	01/30/2007	**	$5,000,000	$4,977,138
Jupiter Securitization Corporation 144A
5.300%	01/22/2007	**	8,000,000	7,972,911
Old Line Funding LLC 144A
5.290%	01/31/2007	**	5,000,000	4,976,489
				17,926,538
Financial Services—0.4%
Falcon Asset Securitization Corporation 144A
5.310%	01/25/2007	**	5,000,000	4,980,825
TOTAL COMMERCIAL PAPER
(Cost $22,907,362)				22,907,363

CASH EQUIVALENTS—10.4%
Bank & Certificate Deposits/ Offshore Time Deposits—10.0%
Abbey National PLC
5.280%	01/05/2007	††	2,307,371	2,307,371
BancoBilbao Vizcaya Argentaria SA
5.310%	01/03/2007	††	2,307,371	2,307,371
Bank Of Nova Scotia
5.300%	02/27/2007	††	2,884,214	2,884,214
Bank Of Nova Scotia
5.290%	01/30/2007	††	1,153,686	1,153,686
Bank Of Nova Scotia
5.290%	02/06/2007	††	1,730,529	1,730,529
Barclays
5.320%	02/13/2007	††	1,153,686	1,153,686
Barclays
5.310%	02/20/2007	††	2,884,214	2,884,214
Barclays
5.300%	01/02/2007	††	2,884,214	2,884,214
Barton Capital LLC
5.300%	01/17/2007	††	1,153,684	1,153,684
Barton Capital LLC
5.300%	01/17/2007	††	1,730,529	1,730,529
Calyon
5.310%	02/16/2007	††	1,153,686	1,153,686
Calyon
5.300%	02/05/2007	††	3,461,057	3,461,057
Canadian Imperial Bank of Commerce
5.310%	01/29/2007	††	3,461,057	3,461,057
Charta LLC
5.300%	01/31/2007	††	2,259,329	2,259,329
CIESCO
5.310%	01/04/2007	††	1,502,157	1,502,157
Citigroup
5.310%	03/16/2007	††	1,153,686	1,153,686
Clipper Receivables Corp
5.300%	01/31/2007	††	1,153,686	1,153,686
Compass Securitization
5.300%	01/09/2007	††	1,730,529	1,730,529
CRC Funding LLC
5.340%	01/23/2007	††	576,843	576,843
CRC Funding LLC
5.300%	01/10/2007	††	1,684,172	1,684,172
Credit Suisse First Boston Corporation
5.300%	01/05/2007	††	1,153,686	1,153,686
Credit Suisse First Boston Corporation
5.300%	01/12/2007	††	$2,307,371	$2,307,371
Dexia Group
5.290%	01/16/2007	††	2,884,214	2,884,214
Fairway Finance
5.300%	01/09/2007	††	1,384,423	1,384,423
Falcon Asset Securitization Corporation
5.340%	01/22/2007	††	1,153,686	1,153,686
Fortis Bank
5.320%	01/03/2007	††	1,153,686	1,153,686
Fortis Bank
5.300%	01/02/2007	††	1,153,686	1,153,686
Fortis Bank
5.300%	01/24/2007	††	4,037,900	4,037,900
Fortis Bank
5.300%	01/26/2007	††	4,614,742	4,614,742
General Electric Capital Corporation
5.300%	01/26/2007	††	2,307,371	2,307,371
Greyhawk Funding
5.310%	01/12/2007	††	1,153,686	1,153,686
HBOS Halifax Bank of Scotland
5.310%	03/14/2007	††	2,884,214	2,884,214
HBOS Halifax Bank of Scotland
5.300%	01/08/2007	††	1,153,686	1,153,686
Kitty Hawk Funding Corp
5.340%	01/10/2007	††	1,730,529	1,730,529
Lexington Parker Cap Comp
5.300%	01/05/2007	††	1,153,686	1,153,686
Liberty Street
5.310%	01/17/2007	††	1,153,686	1,153,686
Lloyds TSB Bank
5.300%	02/26/2007	††	1,153,686	1,153,686
Marshall & Ilsley Bank Corporation
5.300%	03/19/2007	††	1,153,686	1,153,686
Merrill Lynch & Co
5.300%	01/02/2007	††	20,189,495	20,189,495
Morgan Stanley & Co
5.300%	01/02/2007	††	14,145,237	14,145,237
Old Line Funding LLC
5.350%	01/04/2007	††	1,153,686	1,153,686
Paradigm Funding LLC
5.310%	01/17/2007	††	1,153,686	1,153,686
Park Avenue Receivables Corp
5.330%	01/18/2007	††	1,153,686	1,153,686
Rabobank Nederland
5.250%	01/02/2007	††	3,461,057	3,461,057
Ranger Funding
5.330%	02/08/2007	††	1,153,686	1,153,686
Ranger Funding
5.320%	01/04/2007	††	1,153,686	1,153,686
Royal Bank of Canada
5.310%	02/14/2007	††	2,307,371	2,307,371
Royal Bank of Scotland
5.310%	01/11/2007	††	1,153,682	1,153,682
Royal Bank of Scotland
5.290%	01/16/2007	††	1,730,527	1,730,527
Royal Bank of Scotland
5.290%	02/09/2007	††	1,153,682	1,153,682
Royal Bank of Scotland
5.280%	01/11/2007	††	2,884,212	2,884,212
Sheffiled Receivables Corp
5.360%	01/11/2007	††	1,730,529	1,730,529
Sheffiled Receivables Corp
5.300%	01/12/2007	††	1,153,686	1,153,686
Societe Generale
5.310%	01/02/2007	††	2,884,214	2,884,214
Societe Generale
5.290%	02/01/2007	††	2,884,212	2,884,212

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Equity
Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Societe Generale
5.270%	01/19/2007	††	$2,884,212	$2,884,212
Svenska Handlesbanken
5.250%	01/02/2007	††	1,324,016	1,324,016
Three Pillars Funding LLC
5.380%	01/02/2007	††	1,726,218	1,726,218
UBS AG
5.300%	01/04/2007	††	1,153,684	1,153,684
UBS AG
5.290%	01/02/2007	††	2,307,369	2,307,369
Variable Funding Capital Co
5.310%	02/02/2007	††	1,153,686	1,153,686
Variable Funding Capital Co
5.290%	01/04/2007	††	1,153,686	1,153,686
Yorktown Capital LLC
5.330%	01/16/2007	††	1,153,682	1,153,682
Yorktown Capital LLC
5.300%	01/10/2007	††	1,153,684	1,153,684
				147,469,895
Floating Rate Instruments/Master Notes—0.4%
Bank of America
5.310%	07/10/2007	††	2,884,212	2,884,212
Bank of America
5.270%	01/09/2007	††	2,307,369	2,307,369
				5,191,581
TOTAL CASH EQUIVALENTS
(Cost $152,661,476)				152,661,476

REPURCHASE AGREEMENTS—3.9%
IBT Repurchase Agreement dated 12/29/2006 due 01/02/2007, with a maturity value of $57,604,690 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 4.29% to 8.875% maturity dates ranging from 01/25/2017 to 06/01/2034 and an aggregate market value of $60,453,690.			57,574,943	57,574,943
TOTAL INVESTMENTS—109.5%
(Cost $1,281,714,952)				1,607,475,209
Other assets less liabilities—(9.5%)				(139,521,753)
NET ASSETS—100.0%				$1,467,953,456

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
†	Denotes all or a portion of security on loan.
*	Non-income producing security.
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.43% of Total Investments.
††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—97.1%
Advertising—0.4%
Getty Images, Inc. *†	44,400	$1,901,208
Monster Worldwide, Inc. *	42,400	1,977,536
Omnicom Group	8,900	930,406
		4,809,150
Aerospace & Defense—2.1%
Goodrich Corporation	82,700	3,766,985
General Dynamics Corporation	171,300	12,736,155
Textron, Inc.	28,400	2,663,068
United Technologies Corporation	79,500	4,970,340
		24,136,548
Airlines—0.3%
FedEx Corporation	7,300	792,926
Southwest Airlines Company	207,900	3,185,028
		3,977,954
Apparel Retailers—0.9%
Gap (The), Inc.	185,900	3,625,050
Kohl’s Corporation *	96,900	6,630,867
Urban Outfitters, Inc. *†	26,100	601,083
		10,857,000
Automotive—0.1%
Ford Motor Company †	34,600	259,846
General Motors Corporation †	37,000	1,136,640
Harley-Davidson, Inc.	3,900	274,833
		1,671,319
Banking—12.6%
American Express Company	99,500	6,036,665
AmeriCredit Corporation *†	31,400	790,338
Bank of America Corporation	281,200	15,013,268
Bank of New York Company, Inc. (The)	104,400	4,110,228
Capital One Financial Corporation	18,300	1,405,806
Citigroup, Inc.	416,950	23,224,115
Commerce Bancorp, Inc., NJ †	18,600	656,022
Compass Bancshares, Inc.	10,100	602,465
Deutsche Boerse AG (Germany)	6,929	1,273,242
Fannie Mae	54,000	3,207,060
Fifth Third Bancorp †	46,600	1,907,338
Freddie Mac	35,500	2,410,450
Hudson City Bancorp, Inc.	142,400	1,976,512
IndyMac Bancorp, Inc. †	17,100	772,236
JPMorgan Chase & Company	287,136	13,868,669
Mellon Financial Corporation	46,300	1,951,545
Northern Trust Corporation	54,400	3,301,536
PNC Financial Services Group, Inc.	55,600	4,116,624
SLM Corporation	261,200	12,738,724
State Street Corporation	166,600	11,235,504
SunTrust Banks, Inc.	37,000	3,124,650
U.S. Bancorp	109,600	3,966,424
Wachovia Corporation	211,180	12,026,701
Washington Mutual, Inc.	149,100	6,782,559
Wells Fargo & Company	344,300	12,243,308
		148,741,989
Beverages, Food & Tobacco—5.1%
Altria Group, Inc.	139,703	11,989,311
Anheuser-Busch Companies, Inc.	18,584	914,333
Campbell Soup Company	121,500	4,725,135
Coca-Cola Company (The)	39,000	1,881,750
HJ Heinz Company	16,700	$751,667
Kellogg Company	83,600	4,185,016
Kraft Foods, Inc. Class A †	57,600	2,056,320
Pepsico, Inc.	207,500	12,979,125
Safeway, Inc. †	164,600	5,688,576
Sara Lee Corporation	214,300	3,649,529
Sysco Corporation	104,700	3,848,772
Tyson Foods, Inc. Class A †	302,500	4,976,125
Unilever NV (Netherlands)	67,100	1,828,475
		59,474,134
Building Materials—1.0%
Home Depot, Inc.	119,700	4,807,152
Lowe’s Companies, Inc.	212,400	6,616,260
		11,423,412
Chemicals—1.8%
Air Products & Chemicals, Inc.	10,900	766,052
Dow Chemical Company (The)	167,700	6,697,938
EI Du Pont de Nemours & Company	142,500	6,941,175
Huntsman Corporation *†	96,700	1,834,399
Methanex Corporation (Canada) †	32,300	884,051
Monsanto Company	59,900	3,146,547
NOVA Chemicals Corporation (Canada) †	3,700	103,230
Potash Corporation of Saskatchewan, Inc. (Canada)	7,400	1,061,752
		21,435,144
Coal—0.1%
Arch Coal, Inc.	44,000	1,321,320
Commercial Services—0.6%
Fluor Corporation †	60,800	4,964,320
Paychex, Inc.	29,900	1,182,246
Siemens AG Sponsored ADR (Germany) †	9,000	886,950
		7,033,516
Communications—1.8%
American Tower Corporation Class A *	157,200	5,860,416
Corning, Inc. *	319,700	5,981,587
Motorola, Inc.	223,500	4,595,160
Qualcomm, Inc.	65,400	2,471,466
Telefonaktiebolaget LM Ericsson ADR (Sweden) †	50,000	2,011,500
		20,920,129
Computer Software & Processing—6.3%
Adobe Systems, Inc. *	67,200	2,763,264
Affiliated Computer Services, Inc. Class A *†	39,900	1,948,716
Autodesk, Inc. *	54,400	2,201,024
Automatic Data Processing, Inc.	115,600	5,693,300
Electronic Arts, Inc. *	4,300	216,548
Google, Inc. Class A *	35,200	16,208,896
Intuit, Inc. *	41,500	1,266,165
Juniper Networks, Inc. *	165,100	3,126,994
Microsoft Corporation	745,900	22,272,574
NAVTEQ Corporation *†	16,000	559,520
Oracle Corporation *	211,600	3,626,824
SAP AG ADR (Germany) †	55,000	2,920,500
Sun Microsystems, Inc. *	1,196,700	6,486,114
Yahoo!, Inc. *†	165,600	4,229,424
		73,519,863

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Computers & Information—3.3%
Apple Computer, Inc. *	51,700	$4,386,228
Dell, Inc. *	137,100	3,439,839
EMC Corporation *	584,500	7,715,400
Hewlett-Packard Company	128,800	5,305,272
International Business Machines Corporation	9,400	913,210
International Game Technology	89,000	4,111,800
Jabil Circuit, Inc.	64,800	1,590,840
Pitney Bowes, Inc.	97,800	4,517,382
SanDisk Corporation *	100,600	4,328,818
Seagate Technology (Cayman Islands)	104,200	2,761,300
		39,070,089
Cosmetics & Personal Care—0.7%
Avon Products, Inc.	61,634	2,036,387
Procter & Gamble Company	99,175	6,373,977
		8,410,364
Electric Utilities—1.9%
AES Corporation (The) *	82,800	1,824,912
Dominion Resources, Inc.	53,150	4,456,096
Entergy Corporation	20,300	1,874,096
Exelon Corporation	94,300	5,836,227
FPL Group, Inc. †	82,200	4,473,324
NiSource, Inc.	37,200	896,520
SCANA Corporation	70,100	2,847,462
		22,208,637
Electrical Equipment—3.4%
Cooper Industries, Ltd. Class A (Bermuda)	21,700	1,962,331
Emerson Electric Company	27,400	1,207,518
General Electric Company	1,001,500	37,265,815
		40,435,664
Electronics—5.3%
Agilent Technologies, Inc. *	19,472	678,599
Altera Corporation *	183,000	3,601,440
Analog Devices, Inc.	72,300	2,376,501
Cisco Systems, Inc. *	765,050	20,908,816
Fairchild Semiconductor International, Inc. *	48,800	820,328
Flextronics International Ltd. (Singapore) *†	256,600	2,945,768
Garmin Ltd. (Cayman Islands) †	6,100	339,526
Intel Corporation	330,600	6,694,650
International Rectifier Corporation *	62,600	2,411,978
Linear Technology Corporation	82,400	2,498,368
Marvell Technology Group Ltd. (Bermuda) *†	206,000	3,953,140
Maxim Integrated Products, Inc.	135,800	4,158,196
Qimonda AG, ADR (Germany) *	36,300	635,613
Rockwell Collins, Inc.	21,000	1,329,090
Silicon Laboratories, Inc. *†	22,000	762,300
Teradyne, Inc. *†	50,800	759,968
Texas Instruments, Inc.	68,100	1,961,280
Xilinx, Inc.	238,700	5,683,447
		62,519,008
Entertainment & Leisure—1.0%
Time Warner, Inc.	393,300	8,566,074
Walt Disney Company	105,100	3,601,777
		12,167,851
Financial Services—5.0%
Ameriprise Financial, Inc.	6,200	$337,900
Berkshire Hathaway, Inc. Class A *	22	2,419,780
Charles Schwab Corporation (The)	190,900	3,692,006
Chicago Mercantile Exchange †	3,800	1,937,050
Countrywide Financial Corporation	48,700	2,067,315
E*Trade Financial Corporation *	123,900	2,777,838
Franklin Resources, Inc.	49,600	5,464,432
Goldman Sachs Group, Inc.	73,400	14,632,290
IntercontinentalExchange, Inc. *	6,800	733,720
Legg Mason, Inc. †	41,300	3,925,565
Lehman Brothers Holdings, Inc.	9,600	749,952
Merrill Lynch & Company, Inc.	59,000	5,492,900
Morgan Stanley	49,000	3,990,070
UBS AG (Switzerland)	87,400	5,285,344
UBS AG (Switzerland)	93,400	5,634,822
		59,140,984
Forest Products & Paper—0.3%
International Paper Company	24,700	842,270
Kimberly-Clark Corporation	44,500	3,023,775
		3,866,045
Health Care—Products—0.1%
Alcon, Inc. (Switzerland) †	7,500	838,275
Health Care Providers—1.0%
Caremark Rx, Inc.	104,700	5,979,417
DaVita, Inc. *	38,400	2,184,192
Express Scripts, Inc. *	32,600	2,334,160
Lincare Holdings, Inc. *	31,300	1,246,992
		11,744,761
Heavy Construction—0.0%
Lennar Corporation Class A †	9,100	477,386
Heavy Machinery—2.1%
American Standard Companies, Inc.	143,000	6,556,550
Applied Materials, Inc.	550,800	10,162,260
Deere & Company †	42,800	4,068,996
Joy Global, Inc.	22,300	1,077,982
National-Oilwell Varco, Inc. *	54,800	3,352,664
		25,218,452
Home Construction, Furnishings & Appliances—0.7%
DR Horton, Inc.	50,500	1,337,745
Harman International Industries, Inc.	40,000	3,996,400
Johnson Controls, Inc.	13,700	1,177,104
Leggett & Platt, Inc.	47,500	1,135,250
		7,646,499
Household Products—0.6%
Fortune Brands, Inc. †	14,000	1,195,460
Illinois Tool Works, Inc.	97,500	4,503,525
Jarden Corporation *†	18,100	629,699
Rohm & Haas Company †	6,700	342,504
		6,671,188
Industrial—Diversified—0.3%
Tyco International Ltd. (Bermuda)	102,500	3,116,000
Insurance—6.4%
ACE, Ltd. (Cayman Islands)	94,300	5,711,751
Aflac, Inc.	18,500	851,000
Aetna, Inc.	158,000	6,822,440
Allstate Corporation (The)	63,700	4,147,507

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
American International Group, Inc.	224,400	$16,080,504
Chubb Corporation	115,500	6,111,105
Hartford Financial Services Group, Inc.	29,200	2,724,652
Humana, Inc. *	13,600	752,216
Marsh & McLennan Companies, Inc.	100,200	3,072,132
Prudential Financial, Inc.	41,400	3,554,604
RenaissanceRe Holdings Ltd. (Bermuda)	3,400	204,000
UnitedHealth Group, Inc.	222,300	11,944,179
WellPoint, Inc. *	146,000	11,488,740
XL Capital Ltd. Class A (Cayman Islands)	25,000	1,800,500
		75,265,330
Lodging—1.2%
Las Vegas Sands Corporation *	40,700	3,641,836
MGM MIRAGE *	21,500	1,233,025
Marriott International, Inc. Class A	63,800	3,044,536
Starwood Hotels & Resorts Worldwide, Inc.	13,800	862,500
Wynn Resorts Ltd. †	53,000	4,974,050
		13,755,947
Media—Broadcasting & Publishing—1.3%
Cablevision Systems Corporation Class A	36,781	1,047,523
CBS Corporation Class B	41,900	1,306,442
Clear Channel Communications, Inc.	59,400	2,111,076
Comcast Corporation Class A *	111,900	4,736,727
Gannett Company, Inc.	30,300	1,831,938
Grupo Televisa SA ADR (Mexico)	68,400	1,847,484
Idearc, Inc. *	3,015	86,380
Viacom, Inc. Class B *	70,500	2,892,615
		15,860,185
Medical Supplies—3.6%
Allergan, Inc.	53,700	6,430,038
Baxter International, Inc.	190,900	8,855,851
Beckman Coulter, Inc.	53,500	3,199,300
Boston Scientific Corporation *	196,900	3,382,742
Johnson & Johnson	23,800	1,571,276
Kla-Tencor Corporation †	96,000	4,776,000
Medtronic, Inc.	137,000	7,330,870
St. Jude Medical, Inc. *	67,200	2,456,832
Stryker Corporation	57,100	3,146,781
Thermo Fisher Scientific, Inc. *	20,300	919,387
		42,069,077
Metals—2.1%
Alcoa, Inc.	156,600	4,699,566
Barrick Gold Corporation (Canada) †	45,800	1,406,060
Cameco Corporation (Canada) †	105,300	4,259,385
Danaher Corporation	177,500	12,858,100
Newmont Mining Corporation	23,000	1,038,450
		24,261,561
Oil & Gas—7.8%
Anadarko Petroleum Corporation	17,200	748,544
Baker Hughes, Inc.	101,700	7,592,922
BJ Services Company †	62,200	1,823,704
Chevron Corporation	81,172	5,968,577
EOG Resources, Inc.	30,800	1,923,460
Exxon Mobil Corporation	263,800	20,214,994
GlobalSantaFe Corporation	64,700	$3,803,066
Halliburton Company	153,400	4,763,070
Kinder Morgan, Inc.	17,226	1,821,650
MDU Resources Group, Inc.	34,800	892,272
Murphy Oil Corporation †	31,600	1,606,860
Occidental Petroleum Corporation	188,300	9,194,689
Royal Dutch Shell PLC—Class A ADR (United Kingdom)	71,300	5,047,327
Royal Dutch Shell PLC—Class B, ADR (United Kingdom)	21,356	1,519,479
Schlumberger Ltd. (Netherland Antilles)	213,200	13,465,712
Smith International, Inc. †	124,100	5,096,787
Total Fina SA ADR (France)	32,600	2,344,592
Transocean, Inc. (Cayman Islands) *	9,100	736,099
Weatherford International Ltd. (Bermuda) *	63,400	2,649,486
XTO Energy, Inc.	21,300	1,002,165
		92,215,455
Pharmaceuticals—6.5%
Abbott Laboratories	79,700	3,882,187
Amgen, Inc. *	101,900	6,960,789
AstraZeneca Group PLC ADR (United Kingdom)	140,600	7,529,130
Bristol-Myers Squibb Company	65,100	1,713,432
Cardinal Health, Inc.	7,800	502,554
Celgene Corporation *†	56,000	3,221,680
Eli Lilly & Company	32,000	1,667,200
Endo Pharmaceuticals Holdings, Inc. *	22,200	612,276
Forest Laboratories, Inc. *	178,700	9,042,220
Genentech, Inc. *	53,200	4,316,116
Gilead Sciences, Inc. *	72,600	4,713,918
ImClone Systems, Inc. *†	62,700	1,677,852
McKesson Corporation	18,800	953,160
Medco Health Solutions, Inc. *	54,900	2,933,856
Millennium Pharmaceuticals, Inc. *†	86,200	939,580
Novartis AG (Switzerland)	50,500	2,898,895
Pfizer, Inc.	118,500	3,069,150
Roche Holding AG (Switzerland)	20,776	3,714,365
Sepracor, Inc. *†	72,800	4,483,024
Teva Pharmaceutical Industries Ltd. ADR (Israel)	68,400	2,125,872
Wyeth	190,800	9,715,536
		76,672,792
Real Estate—0.7%
Douglas Emmett, Inc. REIT	21,400	569,026
General Growth Properties, Inc. REIT	16,110	841,425
Host Hotels & Resorts Inc. †	296,345	7,275,270
		8,685,721
Restaurants—0.5%
Cheesecake Factory (The) *	20,600	506,760
McDonald’s Corporation	116,600	5,168,878
		5,675,638
Retailers—3.7%
Amazon.Com, Inc. *†	93,600	3,693,456
Bed Bath & Beyond, Inc. *	40,000	1,524,000
Best Buy Company, Inc.	48,000	2,361,120
CVS Corporation	340,800	10,534,128
Costco Wholesale Corporation	12,600	666,162
Dollar Tree Stores, Inc. *	43,600	1,312,360
eBay, Inc. *	162,600	4,889,382

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Federated Department Stores	95,700	$3,649,041
Target Corporation	196,000	11,181,800
Wal-Mart Stores, Inc.	63,900	2,950,902
Williams-Sonoma, Inc. †	21,100	663,384
		43,425,735
Telephone Systems—3.6%
America Movil SA de CV ADR (Mexico)	80,500	3,640,210
AT&T, Inc.	267,769	9,572,742
BellSouth Corporation	143,500	6,760,285
Nokia Corporation Sponsored ADR (Finland)	141,700	2,879,344
Qwest Communications International, Inc. *	115,400	965,898
Rogers Communications, Inc. (Canada) †	40,200	2,395,920
Sprint Nextel Corporation	297,100	5,612,219
TELUS Corporation Non-Voting Shares (Canada) †	21,600	964,872
Verizon Communications, Inc.	250,900	9,343,516
		42,135,006
Textiles, Clothing & Fabrics—0.2%
Coach, Inc. *	2,000	85,920
Hanesbrands, Inc. *	84,837	2,003,850
		2,089,770
Transportation—0.7%
Carnival Corporation	12,700	622,935
Expeditors International Washington, Inc.	9,200	372,600
Norfolk Southern Corporation	8,800	442,552
Union Pacific Corporation	8,100	745,362
United Parcel Service, Inc. Class B	73,600	5,518,528
		7,701,977
TOTAL COMMON STOCKS
(Cost $916,444,843)		1,142,666,875

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—0.1%
Automotive—0.1%
Ford Motor Company
4.250%	12/15/2036
(Cost $923,698)			$918,000	985,702

COMMERCIAL PAPER—0.2%
Banking—0.2%
Jupiter Securitization Corporation 144A
5.300%	01/22/2007
(Cost $1,993,228)**			2,000,000	1,993,228

CASH EQUIVALENTS—7.3%
Bank & Certificate Deposits/ Offshore Time Deposits—7.1%
Abbey National PLC
5.280%	01/05/2007	††	1,299,575	1,299,575
BancoBilbao Vizcaya Argentaria SA
5.310%	01/03/2007	††	$1,299,575	$1,299,575
Bank Of Nova Scotia
5.300%	02/27/2007	††	1,624,470	1,624,470
Bank Of Nova Scotia
5.290%	01/30/2007	††	649,787	649,787
Bank Of Nova Scotia
5.290%	02/06/2007	††	974,681	974,681
Barclays
5.320%	02/13/2007	††	649,787	649,787
Barclays
5.310%	02/20/2007	††	1,624,470	1,624,470
Barclays
5.300%	01/02/2007	††	1,624,469	1,624,469
Barton Capital LLC
5.300%	01/17/2007	††	649,789	649,789
Barton Capital LLC
5.300%	01/17/2007	††	974,683	974,683
Calyon
5.310%	02/16/2007	††	649,789	649,789
Calyon
5.300%	02/05/2007	††	1,949,365	1,949,365
Canadian Imperial Bank of Commerce
5.310%	01/29/2007	††	1,949,365	1,949,365
Charta LLC
5.300%	01/31/2007	††	1,272,518	1,272,518
CIESCO
5.310%	01/04/2007	††	846,058	846,058
Citigroup
5.310%	03/16/2007	††	649,789	649,789
Clipper Receivables Corp
5.300%	01/31/2007	††	649,789	649,789
Compass Securitization
5.300%	01/09/2007	††	974,683	974,683
CRC Funding LLC
5.340%	01/23/2007	††	324,894	324,894
CRC Funding LLC
5.300%	01/10/2007	††	948,574	948,574
Credit Suisse First Boston Corporation
5.300%	01/05/2007	††	649,789	649,789
Credit Suisse First Boston Corporation
5.300%	01/12/2007	††	1,299,577	1,299,577
Dexia Group
5.290%	01/16/2007	††	1,624,471	1,624,471
Fairway Finance
5.300%	01/09/2007	††	779,746	779,746
Falcon Asset Securitization Corporation
5.340%	01/22/2007	††	649,789	649,789
Fortis Bank
5.320%	01/03/2007	††	649,789	649,789
Fortis Bank
5.300%	01/02/2007	††	649,789	649,789
Fortis Bank
5.300%	01/24/2007	††	2,274,260	2,274,260
Fortis Bank
5.300%	01/26/2007	††	2,599,153	2,599,153
General Electric Capital Corporation
5.300%	01/26/2007	††	1,299,577	1,299,577
Greyhawk Funding
5.310%	01/12/2007	††	649,789	649,789
HBOS Halifax Bank of Scotland
5.310%	03/14/2007	††	1,624,471	1,624,471
HBOS Halifax Bank of Scotland
5.300%	01/08/2007	††	649,789	649,789
Kitty Hawk Funding Corp
5.340%	01/10/2007	††	974,683	974,683
Lexington Parker Cap Comp
5.300%	01/05/2007	††	649,789	649,789

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Growth &
Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Liberty Street
5.310%	01/17/2007	††	$649,789	$649,789
Lloyds TSB Bank
5.300%	02/26/2007	††	649,789	649,789
Marshall & Ilsley Bank Corporation
5.300%	03/19/2007	††	649,789	649,789
Merrill Lynch & Co
5.300%	01/02/2007	††	11,371,298	11,371,298
Morgan Stanley & Co
5.300%	01/02/2007	††	7,967,000	7,967,000
Old Line Funding LLC
5.350%	01/04/2007	††	649,789	649,789
Paradigm Funding LLC
5.310%	01/17/2007	††	649,789	649,789
Park Avenue Receivables Corp
5.330%	01/18/2007	††	649,789	649,789
Rabobank Nederland
5.250%	01/02/2007	††	1,949,365	1,949,365
Ranger Funding
5.330%	02/08/2007	††	649,789	649,789
Ranger Funding
5.320%	01/04/2007	††	649,789	649,789
Royal Bank of Canada
5.310%	02/14/2007	††	1,299,577	1,299,577
Royal Bank of Scotland
5.310%	01/11/2007	††	649,789	649,789
Royal Bank of Scotland
5.290%	01/16/2007	††	974,683	974,683
Royal Bank of Scotland
5.290%	02/09/2007	††	649,789	649,789
Royal Bank of Scotland
5.280%	01/11/2007	††	1,624,471	1,624,471
Sheffiled Receivables Corp
5.360%	01/11/2007	††	974,683	974,683
Sheffiled Receivables Corp
5.300%	01/12/2007	††	649,789	649,789
Societe Generale
5.310%	01/02/2007	††	1,624,471	1,624,471
Societe Generale
5.290%	02/01/2007	††	1,624,471	1,624,471
Societe Generale
5.270%	01/19/2007	††	1,624,471	1,624,471
Svenska Handlesbanken
5.250%	01/02/2007	††	745,724	745,724
Three Pillars Funding LLC
5.380%	01/02/2007	††	972,254	972,254
UBS AG
5.300%	01/04/2007	††	649,789	649,789
UBS AG
5.290%	01/02/2007	††	1,299,577	1,299,577
Variable Funding Capital Co
5.310%	02/02/2007	††	649,789	649,789
Variable Funding Capital Co
5.290%	01/04/2007	††	649,789	649,789
Yorktown Capital LLC
5.330%	01/16/2007	††	649,789	649,789
Yorktown Capital LLC
5.300%	01/10/2007	††	649,789	649,789
				83,059,240
Floating Rate Instruments/Master Notes—0.2%
Bank of America
5.310%	07/10/2007	††	$1,624,470	$1,624,470
Bank of America
5.270%	01/09/2007	††	1,299,575	1,299,575
				2,924,045
TOTAL CASH EQUIVALENTS
(Cost $85,983,285)				85,983,285

REPURCHASE AGREEMENTS—2.4%
IBT Repurchase Agreement dated 12/29/2006 due 01/02/1007, with a maturity value of $28,679,358 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 4.404% to 5.038%, maturity dates ranging from 12/01/2018 to 10/01/2034 and an aggregate market value of $30,097,775.			28,664,548	28,664,548
TOTAL INVESTMENTS—107.1%
(Cost $1,034,009,602)				1,260,293,638
Other assets less liabilities—(7.1%)				(83,679,690)
NET ASSETS—100.0%				$1,176,613,948

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.16% of Total Investments.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—97.2%
Aerospace & Defense—0.4%
Boeing Company (The)	76,528	$6,798,748
Lockheed Martin Corporation	14,400	1,325,808
Northrop Grumman Corporation	49,300	3,337,610
United Technologies Corporation	11,600	725,232
		12,187,398
Airlines—0.5%
FedEx Corporation	119,900	13,023,538
Apparel Retailers—0.6%
American Eagle Outfitters, Inc.	50,400	1,572,984
Kohl’s Corporation *	224,600	15,369,378
Payless Shoesource, Inc. *	23,000	754,860
		17,697,222
Automotive—0.4%
Autoliv, Inc.	33,827	2,039,768
Autonation, Inc. *	109,148	2,327,035
ITT Corporation	130,600	7,420,692
United Auto Group, Inc.	18,906	445,614
		12,233,109
Banking—3.8%
American Express Company	144,800	8,785,016
AmeriCredit Corporation *†	106,200	2,673,054
Citigroup, Inc.	614,700	34,238,790
Hudson City Bancorp, Inc.	117,291	1,627,999
JPMorgan Chase & Company	240,200	11,601,660
Wachovia Corporation	35,914	2,045,302
Wells Fargo & Company	1,294,000	46,014,640
		106,986,461
Beverages, Food & Tobacco—4.4%
Altria Group, Inc.	42,846	3,677,044
Anheuser-Busch Companies, Inc.	627,600	30,877,920
Archer-Daniels-Midland Company	90,000	2,876,400
Coca-Cola Company (The)	680,100	32,814,825
Hansen Natural Corporation *	35,900	1,209,112
Nestle SA-Sponsored ADR (Switzerland)	133,300	11,820,857
Pepsico, Inc.	579,000	36,216,450
Safeway, Inc.	55,600	1,921,536
UST, Inc. †	40,478	2,355,820
		123,769,964
Building Materials—1.8%
Home Depot, Inc.	800,905	32,164,345
Lowe’s Companies, Inc. †	592,300	18,450,145
Wesco International, Inc. *	5,000	294,050
		50,908,540
Chemicals—0.5%
Monsanto Company	94,370	4,957,256
Praxair, Inc.	140,400	8,329,932
		13,287,188
Commercial Services—2.6%
Accenture Ltd. Class A (Bermuda)	435,200	16,071,936
Cintas Corporation †	351,100	13,942,181
Manpower, Inc.	51,849	3,885,046
Moody’s Corporation	48,600	3,356,316
Paychex, Inc.	746,650	29,522,541
Republic Services, Inc.	58,000	$2,358,860
Waste Management, Inc.	69,492	2,555,221
		71,692,101
Communications—2.6%
Corning, Inc. *	404,900	7,575,679
Motorola, Inc.	122,700	2,522,712
Nortel Networks Corp. (Canada) *	98,200	2,624,886
Polycom, Inc. *	43,900	1,356,949
Qualcomm, Inc.	1,097,400	41,470,746
XM Satellite Radio Holdings, Inc. Class A *†	1,128,900	16,312,605
		71,863,577
Computer Software & Processing—12.8%
Automatic Data Processing, Inc.	945,500	46,565,875
Cadence Design Systems, Inc. *	122,100	2,186,811
Computer Sciences Corporation *	59,185	3,158,703
Electronic Arts, Inc. *†	547,000	27,546,920
First Data Corporation	484,700	12,369,544
Google, Inc. Class A *	162,150	74,666,832
Intuit, Inc. *	109,300	3,334,743
Microsoft Corporation	3,423,110	102,214,065
Nvidia Corporation *	268,900	9,951,989
Oracle Corporation *	27,400	469,636
Sun Microsystems, Inc. *	448,100	2,428,702
Symantec Corporation *	343,900	7,170,315
Synopsys, Inc. *	69,438	1,856,078
Yahoo!, Inc. *	2,400,900	61,318,986
		355,239,199
Computers & Information—3.7%
Apple Computer, Inc. *	3,900	330,876
Dell, Inc. *	1,249,200	31,342,428
EMC Corporation *	517,100	6,825,720
Hewlett-Packard Company	165,700	6,825,183
International Business Machines Corporation	496,800	48,264,120
International Game Technology	9,300	429,660
Lexmark International, Inc. *	50,400	3,689,280
Tech Data Corporation *	9,100	344,617
Western Digital Corporation *	173,300	3,545,718
		101,597,602
Cosmetics & Personal Care—1.0%
Colgate-Palmolive Company	15,792	1,030,270
Ecolab, Inc. †	106,000	4,791,200
Estee Lauder Companies (The), Inc., Class A	9,667	394,607
Procter & Gamble Company	320,900	20,624,243
		26,840,320
Electric Utilities—0.2%
PG&E Corporation	42,600	2,016,258
TXU Corporation	74,627	4,045,530
		6,061,788
Electrical Equipment—3.6%
Emerson Electric Company	72,800	3,208,296
Energizer Holdings, Inc. *	45,754	3,248,076
General Electric Company	2,552,805	94,989,874
		101,446,246
Electronics—5.8%
Atmel Corporation *	209,200	1,265,660
Cisco Systems, Inc. *	2,373,100	64,856,823

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Infineon Technologies AG ADR (Germany) *†	360,600	$5,059,218
Intel Corporation	1,399,100	28,331,775
Intersil Corporation Class A †	85,900	2,054,728
LSI Logic Corporation *	36,700	330,300
Linear Technology Corporation †	408,100	12,373,592
Micron Technology, Inc. *	244,300	3,410,428
Raytheon Company	30,600	1,615,680
Texas Instruments, Inc.	1,322,200	38,079,360
Xilinx, Inc. †	181,300	4,316,753
		161,694,317
Entertainment & Leisure—1.0%
Time Warner, Inc.	418,000	9,104,040
Walt Disney Company	567,500	19,448,225
		28,552,265
Environmental—0.0%
Tektronix, Inc.	14,300	417,131
Financial Services—10.5%
Berkshire Hathaway, Inc., Class B *†	1,794	6,576,804
Charles Schwab Corporation (The)	2,052,550	39,696,317
Countrywide Financial Corporation †	872,400	37,033,380
Franklin Resources, Inc.	260,100	28,655,217
Goldman Sachs Group, Inc.	659,200	131,411,520
Legg Mason, Inc. †	313,400	29,788,670
Merrill Lynch & Company, Inc.	44,259	4,120,513
Morgan Stanley	17,400	1,416,882
NTL, Inc.	175,700	4,434,668
Nuveen Investments, Inc. Class A	6,800	352,784
SEI Investments Company	11,509	685,476
T Rowe Price Group, Inc.	12,770	558,943
Western Union Company (The)	394,700	8,849,174
		293,580,348
Food Retailers—0.2%
Starbucks Corporation *	125,500	4,445,210
Health Care—Products—0.4%
Alcon, Inc. (Switzerland)	89,400	9,992,238
Health Care Providers—0.1%
Caremark Rx, Inc.	63,056	3,601,128
Heavy Machinery—1.2%
Caterpillar, Inc.	235,400	14,437,082
Lam Research Corporation *†	187,700	9,501,374
National-Oilwell Varco, Inc. *	109,900	6,723,682
Terex Corporation *	43,900	2,835,062
		33,497,200
Household Products—0.4%
Newell Rubbermaid, Inc.	332,800	9,634,560
RPM, Inc.	16,800	350,952
		9,985,512
Industrial—Diversified—0.0%
Tyco International Ltd. (Bermuda)	13,200	401,280
Insurance—5.9%
Aetna, Inc.	731,500	31,586,170
Allstate Corporation (The)	151,900	9,890,209
AMBAC Financial Group, Inc.	6,500	578,955
American International Group, Inc.	1,412,050	$101,187,503
Axis Capital Holdings Ltd. (Bermuda)	13,100	437,147
Humana, Inc. *	58,400	3,230,104
Loews Corporation	84,200	3,491,774
MBIA, Inc. †	49,375	3,607,337
UnitedHealth Group, Inc.	178,300	9,580,059
WR Berkley Corporation	16,800	579,765
		164,169,023
Lodging—0.7%
Choice Hotels International, Inc.	8,500	357,850
Hilton Hotels Corporation	475,300	16,587,970
Marriott International, Inc. Class A	81,300	3,879,636
		20,825,456
Media—Broadcasting & Publishing—3.1%
CBS Corporation Class B	111,063	3,462,944
Clear Channel Communications, Inc.	80,466	2,859,762
Comcast Corporation Class A *	370,287	15,674,249
DIRECTV Group (The), Inc. *	20,100	501,294
Gannett Company, Inc.	490,600	29,661,676
IAC/InterActiveCorporation *†	754,100	28,022,356
Liberty Media Holdings Corporation Capital Class A *	5,000	489,900
McGraw-Hill Companies, Inc. (The)	66,170	4,500,883
		85,173,064
Medical Supplies—4.6%
Applera Corporation—Applied Biosystems Group	41,500	1,522,635
Becton Dickinson & Company	42,900	3,009,435
Boston Scientific Corporation *	788,700	13,549,866
Johnson & Johnson	704,000	46,478,080
Medtronic, Inc. †	834,700	44,664,797
Thermo Fisher Scientific, Inc. *	380,100	17,214,729
Waters Corporation *	40,055	1,961,493
		128,401,035
Metals—0.7%
Commercial Metals Company	86,300	2,226,540
Newmont Mining Corporation	11,700	528,255
Phelps Dodge Corporation	141,500	16,940,380
Southern Copper Corporation †	7,000	377,230
		20,072,405
Oil & Gas—1.5%
Anadarko Petroleum Corporation	9,300	404,736
Ashland, Inc.	5,100	352,818
ConocoPhillips	179,600	12,922,220
Devon Energy Corporation	47,700	3,199,716
Exxon Mobil Corporation	62,000	4,751,060
Marathon Oil Corporation	3,800	351,500
Occidental Petroleum Corporation	125,600	6,133,048
Schlumberger Ltd. (Netherland Antilles)	33,500	2,115,860
Suncor Energy, Inc. (Canada) †	112,700	8,893,157
Tidewater, Inc.	9,485	458,695
XTO Energy, Inc.	24,100	1,133,905
		40,716,715
Pharmaceuticals—7.8%
AmerisourceBergen Corporation	74,208	3,336,392
Amgen, Inc. *	418,300	28,574,073
Biogen Idec, Inc. *†	308,200	15,160,358

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Celgene Corporation *†	542,400	$31,204,272
Cephalon, Inc. *†	18,700	1,316,667
Elan Corporation PLC ADR (Ireland) *†	1,213,800	17,903,550
Forest Laboratories, Inc. *	23,000	1,163,800
Genentech, Inc. *	311,700	25,288,221
Gen-Probe, Inc. *	39,674	2,077,727
Genzyme Corporation *	249,600	15,370,368
Gilead Sciences, Inc. *	109,900	7,135,807
King Pharmaceuticals, Inc. *	39,700	632,024
McKesson Corporation	70,800	3,589,560
Merck & Company, Inc.	88,500	3,858,600
Novartis AG, ADR (Switzerland)	156,000	8,960,640
Omnicare, Inc. †	255,500	9,869,965
Pfizer, Inc.	119,200	3,087,280
Schering-Plough Corporation	424,500	10,035,180
Shire Pharmaceuticals Group PLC (United Kingdom) †	199,000	12,290,240
Wyeth	336,900	17,154,948
		218,009,672
Real Estate—0.2%
Equity Office Properties Trust REIT	7,163	345,042
Jones Lang Lasalle, Inc.	21,082	1,943,128
SL Green Realty Corporation REIT	15,873	2,107,617
		4,395,787
Restaurants—0.1%
Darden Restaurants, Inc. †	65,800	2,643,186
Retailers—9.3%
Amazon.Com, Inc. *†	1,232,500	48,634,450
CVS Corporation	494,100	15,272,631
Circuit City Stores, Inc. †	128,000	2,429,440
Costco Wholesale Corporation	79,000	4,176,730
Dillard’s, Inc. Class A †	60,400	2,112,188
eBay, Inc. *	2,327,600	69,990,932
Fastenal Company †	352,100	12,633,348
Nike, Inc. Class B	168,900	16,726,167
Office Depot, Inc. *	93,573	3,571,681
TJX Companies., Inc.	92,000	2,620,160
Target Corporation	432,200	24,657,010
Wal-Mart Stores, Inc.	1,200,500	55,439,090
		258,263,827
Telephone Systems—2.6%
AT&T, Inc.	9,800	350,350
Embarq Corporation	12,414	652,480
Global Payments, Inc.	46,300	2,143,690
Nokia Corporation Sponsored ADR (Finland)	3,034,500	61,661,040
Sprint Nextel Corporation	31,200	589,368
Verizon Communications, Inc.	185,400	6,904,296
		72,301,224
Transportation—2.2%
CSX Corporation	101,900	3,508,417
Canadian Pacific Railway Ltd. (Canada) †	174,200	9,190,792
CH Robinson Worldwide, Inc.	163,600	6,689,604
Expedia, Inc. *	820,300	17,209,894
Expeditors International Washington, Inc.	15,900	643,950
Norfolk Southern Corporation	231,300	11,632,077
Overseas Shipholding Group	16,600	934,580
Union Pacific Corporation	31,975	$2,942,340
United Parcel Service, Inc. Class B	119,000	8,922,620
		61,674,274
TOTAL COMMON STOCKS
(Cost $2,352,487,715)		$ 2,707,646,550

WARRANTS—0.0%
Financial Services—0.0%
Raytheon Co. Warrants, Expires 6/16/2011
(Cost $)	556	9,963

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—9.1%
Bank & Certificate Deposits/ Offshore Time Deposits—8.8%
Abbey National PLC
5.280%	01/05/2007	††	$3,835,575	3,835,575
BancoBilbao Vizcaya Argentaria SA
5.310%	01/03/2007	††	3,835,573	3,835,573
Bank Of Nova Scotia
5.300%	02/27/2007	††	4,794,466	4,794,466
Bank Of Nova Scotia
5.290%	01/30/2007	††	1,917,786	1,917,786
Bank Of Nova Scotia
5.290%	02/06/2007	††	2,876,680	2,876,680
Barclays
5.320%	02/13/2007	††	1,917,786	1,917,786
Barclays
5.310%	02/20/2007	††	4,794,466	4,794,466
Barclays
5.300%	01/02/2007	††	4,794,466	4,794,466
Barton Capital LLC
5.300%	01/17/2007	††	1,917,786	1,917,786
Barton Capital LLC
5.300%	01/17/2007	††	2,876,679	2,876,679
Calyon
5.310%	02/16/2007	††	1,917,788	1,917,788
Calyon
5.300%	02/05/2007	††	5,753,362	5,753,362
Canadian Imperial Bank of Commerce
5.310%	01/29/2007	††	5,753,362	5,753,362
Charta LLC
5.300%	01/31/2007	††	3,755,714	3,755,714
CIESCO
5.310%	01/04/2007	††	2,497,058	2,497,058
Citigroup
5.310%	03/16/2007	††	1,917,788	1,917,788
Clipper Receivables Corp
5.300%	01/31/2007	††	1,917,788	1,917,788
Compass Securitization
5.300%	01/09/2007	††	2,876,681	2,876,681
CRC Funding LLC
5.340%	01/23/2007	††	958,894	958,894
CRC Funding LLC
5.300%	01/10/2007	††	2,799,624	2,799,624
Credit Suisse First Boston Corporation
5.300%	01/05/2007	††	1,917,788	1,917,788
Credit Suisse First Boston Corporation
5.300%	01/12/2007	††	3,835,574	3,835,574
Dexia Group
5.290%	01/16/2007	††	4,794,468	4,794,468

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint
Growth Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Fairway Finance
5.300%	01/09/2007	††	$2,301,345	$2,301,345
Falcon Asset Securitization Corporation
5.340%	01/22/2007	††	1,917,786	1,917,786
Fortis Bank
5.320%	01/03/2007	††	1,917,788	1,917,788
Fortis Bank
5.300%	01/02/2007	††	1,917,788	1,917,788
Fortis Bank
5.300%	01/24/2007	††	6,712,256	6,712,256
Fortis Bank
5.300%	01/26/2007	††	7,671,149	7,671,149
General Electric Capital Corporation
5.300%	01/26/2007	††	3,835,574	3,835,574
Greyhawk Funding
5.310%	01/12/2007	††	1,917,788	1,917,788
HBOS Halifax Bank of Scotland
5.310%	03/14/2007	††	4,794,468	4,794,468
HBOS Halifax Bank of Scotland
5.300%	01/08/2007	††	1,917,788	1,917,788
Kitty Hawk Funding Corp
5.340%	01/10/2007	††	2,876,681	2,876,681
Lexington Parker Cap Comp
5.300%	01/05/2007	††	1,917,788	1,917,788
Liberty Street
5.310%	01/17/2007	††	1,917,788	1,917,788
Lloyds TSB Bank
5.300%	02/26/2007	††	1,917,788	1,917,788
Marshall & Ilsley Bank Corporation
5.300%	03/19/2007	††	1,917,788	1,917,788
Merrill Lynch & Co
5.300%	01/02/2007	††	33,561,278	33,561,278
Morgan Stanley & Co
5.300%	01/02/2007	††	23,513,823	23,513,823
Old Line Funding LLC
5.350%	01/04/2007	††	1,917,788	1,917,788
Paradigm Funding LLC
5.310%	01/17/2007	††	1,917,788	1,917,788
Park Avenue Receivables Corp
5.330%	01/18/2007	††	1,917,788	1,917,788
Rabobank Nederland
5.250%	01/02/2007	††	5,753,362	5,753,362
Ranger Funding
5.330%	02/08/2007	††	1,917,788	1,917,788
Ranger Funding
5.320%	01/04/2007	††	1,917,788	1,917,788
Royal Bank of Canada
5.310%	02/14/2007	††	3,835,574	3,835,574
Royal Bank of Scotland
5.310%	01/11/2007	††	1,917,788	1,917,788
Royal Bank of Scotland
5.290%	01/16/2007	††	2,876,681	2,876,681
Royal Bank of Scotland
5.290%	02/09/2007	††	1,917,788	1,917,788
Royal Bank of Scotland
5.280%	01/11/2007	††	4,794,468	4,794,468
Sheffiled Receivables Corp
5.360%	01/11/2007	††	2,876,681	2,876,681
Sheffiled Receivables Corp
5.300%	01/12/2007	††	1,917,788	1,917,788
Societe Generale
5.310%	01/02/2007	††	4,794,468	4,794,468
Societe Generale
5.290%	02/01/2007	††	4,794,468	4,794,468
Societe Generale
5.270%	01/19/2007	††	$4,794,468	$4,794,468
Svenska Handlesbanken
5.250%	01/02/2007	††	2,200,931	2,200,931
Three Pillars Funding LLC
5.380%	01/02/2007	††	2,869,516	2,869,516
UBS AG
5.300%	01/04/2007	††	1,917,788	1,917,788
UBS AG
5.290%	01/02/2007	††	3,835,574	3,835,574
Variable Funding Capital Co
5.310%	02/02/2007	††	1,917,788	1,917,788
Variable Funding Capital Co
5.290%	01/04/2007	††	1,917,788	1,917,788
Yorktown Capital LLC
5.330%	01/16/2007	††	1,917,788	1,917,788
Yorktown Capital LLC
5.300%	01/10/2007	††	1,917,788	1,917,788
				245,141,251
Floating Rate Instruments/Master Notes—0.3%
Bank of America
5.310%	07/10/2007	††	4,794,468	4,794,468
Bank of America
5.270%	01/09/2007	††	3,835,574	3,835,574
				8,630,042
TOTAL CASH EQUIVALENTS
(Cost $253,771,293)				253,771,293

REPURCHASE AGREEMENTS—2.9%
IBT Repurchase Agreement dated 12/29/2006 due 01/02/2007, with a maturity value of $79,903,867 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 4.28% to 9.13%, maturity dates ranging from 07/18/2018 to 03/01/2005 and an aggregate market value of $83,855,735.			79,862,604	79,862,604
TOTAL INVESTMENTS—109.2%
(Cost $2,686,121,611)				3,041,290,410
Other assets less liabilities—(9.2%)				(257,495,906)
NET ASSETS—100.0%				$2,783,794,504

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—97.2%
Advertising—1.6%
24/7 Real Media, Inc.	*	335,000	$3,031,749
Aquantive, Inc.	*	235,300	5,802,496
Focus Media Holding, Ltd., ADR (Cayman Islands)	*	51,900	3,445,641
Lamar Advertising Company	*	86,800	5,675,852
Marchex, Inc. Class B	*†	134,900	1,804,962
Monster Worldwide, Inc.	*	55,800	2,602,512
			22,363,212
Aerospace & Defense—0.3%
Empresa Brasileira de Aeronautica SA, Sponsored ADR (Brazil)	†	93,300	3,863,553
Apparel Retailers—1.1%
AnnTaylor Stores Corporation	*	114,500	3,760,180
Christopher & Banks Corporation		261,900	4,887,054
Urban Outfitters, Inc.	*†	271,730	6,257,942
			14,905,176
Automotive—2.7%
Autoliv, Inc.		124,300	7,495,290
General Motors Corporation	†	638,000	19,599,360
Oshkosh Truck Corporation		210,800	10,206,936
			37,301,586
Banking—1.1%
Investors Financial Services Corporation		288,700	12,318,829
Texas Capital Bancshares, Inc.	*	105,900	2,105,292
			14,424,121
Building Materials—2.5%
Cemex SAB de CV (Mexico)	*	420,370	14,221,117
Interline Brands, Inc.	*	320,500	7,201,635
Martin Marietta Materials, Inc.		44,300	4,603,213
Vulcan Materials Company	†	86,000	7,728,820
			33,754,785
Chemicals—1.1%
Agrium, Inc. (Canada)	†	108,200	3,407,218
Nalco Holding Company	*	173,287	3,545,452
Potash Corporation of Saskatchewan, Inc. (Canada)		12,650	1,815,022
UAP Holding Corporation	†	229,200	5,771,256
			14,538,948
Commercial Services—7.6%
Accenture Ltd. Class A (Bermuda)		231,500	8,549,295
Administaff, Inc.	†	51,300	2,194,101
Advisory Board Company (The)	*	127,200	6,810,288
AerCap Holdings NV (Netherlands)	*	69,700	1,615,646
American Reprographics Co.	*	119,500	3,980,545
Corporate Executive Board Company	†	144,900	12,707,730
Cytyc Corporation	*	191,100	5,408,130
Digitas, Inc.	*	267,100	3,581,811
Dun & Bradstreet Company	*	56,900	4,710,751
Heartland Payment Systems, Inc.	†	161,700	4,568,025
Korn Ferry International	*†	377,200	8,660,512

Mobile Mini, Inc.	*	206,100	$5,552,334
Moody’s Corporation		53,100	3,667,086
Navigant Consulting, Inc.	*†	285,300	5,637,528
Resources Connection, Inc.	*	218,900	6,969,776
Stericycle, Inc.	*	45,100	3,405,050
Waste Connections, Inc.	*	164,000	6,814,200
WebSideStory, Inc.	*†	125,400	1,587,564
Weight Watchers International, Inc.		101,600	5,337,048
Wind River Systems, Inc.	*	245,000	2,511,250
			104,268,670
Communications—2.0%
American Tower Corporation Class A	*	332,400	12,391,872
Comverse Technology, Inc.	*	131,800	2,782,298
SBA Communications Corporation	*	295,600	8,129,000
XM Satellite Radio Holdings, Inc. Class A	*†	313,300	4,527,185
			27,830,355
Computer Software & Processing—11.1%
Activision, Inc.	*†	868,199	14,967,751
Adobe Systems, Inc.	*	79,500	3,269,040
Alliance Data Systems Corporation	*	150,600	9,407,982
Amdocs Ltd.	*†	385,600	14,942,000
Bottomline Technologies, Inc.	*	145,700	1,668,265
CNET Networks, Inc.	*†	1,429,899	12,997,782
Choicepoint, Inc.	*	135,000	5,316,300
Citrix Systems, Inc.	*	160,100	4,330,705
DST Systems, Inc.	*†	101,610	6,363,834
Factset Research Systems, Inc.		197,600	11,160,448
Fidelity National Information Services, Inc.	†	69,300	2,778,237
Global Cash Access, Inc.	*	141,100	2,290,053
IMS Health, Inc.		128,800	3,539,424
IHS, Inc.—Class A	*	36,200	1,429,176
Jack Henry & Associates, Inc.		312,500	6,687,500
Juniper Networks, Inc.	*	398,600	7,549,484
Kronos, Inc.	*	61,500	2,259,510
Lenovo Group, Ltd. (Hong Kong)		9,609,100	3,898,767
LivePerson, Inc.	*	381,600	1,995,768
Nvidia Corporation	*	70,100	2,594,401
Open Solutions, Inc.	*†	35,000	1,317,400
Red Hat, Inc.	*	347,600	7,994,800
RightNow Technologies, Inc.	*†	288,700	4,971,414
Skillsoft PLC ADR (Ireland)	*	405,300	2,516,913
Take-Two Interactive Software, Inc.	*†	411,300	7,304,688
Taleo Corp.—Class A	*	214,500	2,932,215
Verint Systems, Inc.	*	70,400	2,413,312
Websense, Inc.	*	109,900	2,509,017
			151,406,186
Computers & Information—1.9%
Dell, Inc.	*	891,000	22,355,190
Isilon Systems, Inc.	*	5,400	149,040
Micros Systems, Inc.	*	50,600	2,666,620
Rackable Systems, Inc.	*†	33,100	1,025,107
			26,195,957
Education—1.0%
Apollo Group, Inc. Class A	*†	147,200	5,736,384
Laureate Education, Inc.	*	157,700	7,668,951
			13,405,335

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—0.4%
Ametek, Inc.		125,850	$4,007,064
Moog, Inc. Class A	*	41,900	1,600,161
			5,607,225
Electronics—3.7%
Analog Devices, Inc.		239,700	7,878,939
Arrow Electronics, Inc.	*	54,600	1,722,630
Broadcom Corporation Class A	*	60,300	1,948,293
Cymer, Inc.	*†	45,799	2,012,866
DRS Technologies, Inc.		105,400	5,552,472
Integrated Device Technology, Inc.	*	306,300	4,741,524
Intersil Corporation Class A	†	149,600	3,578,432
IPG Photonics Corp.	*	5,500	132,000
Marvell Technology Group Ltd. (Bermuda)	*†	116,400	2,233,716
Microchip Technology, Inc.		119,800	3,917,460
National Semiconductor Corporation	†	260,900	5,922,430
PMC-Sierra, Inc.	*†	517,300	3,471,083
Semtech Corporation	*	272,300	3,558,961
Silicon Laboratories, Inc.	*	113,400	3,929,310
			50,600,116
Entertainment & Leisure—3.7%
Discovery Holding Company Class A	*	192,710	3,100,704
International Speedway Corporation Class A		89,800	4,583,392
Pool Corporation	†	240,100	9,404,717
Walt Disney Company		767,000	26,285,090
WMS Industries, Inc.	*†	217,600	7,585,536
			50,959,439
Financial Services—2.8%
Bear Stearns Companies, Inc. (The)		61,600	10,027,248
Countrywide Financial Corporation		144,386	6,129,186
Legg Mason, Inc.		30,500	2,899,025
Nasdaq Stock Market Inc.	*	44,500	1,370,155
NTL, Inc.		293,700	7,412,988
Nuveen Investments, Inc. Class A		106,000	5,499,280
SEI Investments Company		87,700	5,223,412
			38,561,294
Food Retailers—0.8%
Panera Bread Company Class A	*†	126,000	7,044,660
Pantry, Inc. (The)	*†	92,100	4,313,964
			11,358,624
Health Care Providers—5.2%
Coventry Health Care, Inc.	*	293,050	14,667,152
DaVita, Inc.	*	535,100	30,436,488
Edwards Lifesciences Corporation	*	80,700	3,796,128
Healthways, Inc.	*†	74,500	3,554,395
Laboratory Corporation Of America Holdings	*†	70,300	5,164,941
LCA-Vision, Inc.	†	77,200	2,652,592
Lincare Holdings, Inc.	*	157,800	6,286,752
Symbion, Inc.	*	112,500	2,082,375
VCA Antech, Inc.	*	79,000	2,543,010
			71,183,833

Heavy Machinery—2.7%
Actuant Corporation Class A	*	252,400	$12,026,860
Entegris, Inc.	*	453,300	4,904,706
FMC Technologies, Inc.	*	164,000	10,107,320
Grant Prideco, Inc.	*	97,900	3,893,483
Hydril	*	83,000	6,240,770
			37,173,139
Home Construction, Furnishings & Appliances—1.5%
Meritage Homes Corporation	*†	174,000	8,303,280
Standard-Pacific Corporation	†	120,100	3,217,479
Toll Brothers, Inc.	*†	172,500	5,559,675
Williams Scotsman International, Inc.	*	150,500	2,952,810
			20,033,244
Industrial—Diversified—1.2%
Roper Industries, Inc.		323,400	16,247,616
Insurance—8.8%
AMBAC Financial Group, Inc.		157,250	14,006,257
AON Corporation	†	540,600	19,104,804
Centene Corporation	*†	124,000	3,046,680
Fairfax Financial Holdings Ltd. (Canada)	†	118,880	23,597,680
HCC Insurance Holdings, Inc.		91,500	2,936,235
HealthExtras, Inc.	*	53,200	1,282,120
Infinity Property & Casualty Corporation		50,600	2,448,534
Markel Corporation	*	7,400	3,552,740
Millea Holdings, Inc. (Japan)		272,000	9,632,562
Montpelier Re Holdings, Ltd. (Bermuda)	†	424,300	7,896,223
Nipponkoa Insurance Company Ltd. (Japan)		1,260,000	10,181,076
Radian Group, Inc.		56,500	3,045,915
Security Capital Assurance Ltd. (Bermuda)		141,200	3,929,596
WellPoint, Inc.	*	105,900	8,333,271
XL Capital Ltd. Class A (Cayman Islands)		101,700	7,324,434
			120,318,127
Lodging—0.5%
Station Casinos, Inc.	†	76,100	6,215,087
Media—Broadcasting & Publishing—4.8%
Central European Media Enterprises Ltd.	*†	46,100	3,227,000
Comcast Corporation Special Class A	*	138,000	5,779,440
DIRECTV Group (The), Inc.	*†	1,147,000	28,606,180
Liberty Media Corporation Interactive Class A	*	602,275	12,991,072
Liberty Media Holdings Corporation Capital Class A	*	120,455	11,802,181
Meredith Corporation		55,700	3,138,695
			65,544,568
Medical Supplies—2.4%
Advanced Medical Optics, Inc.	*†	194,400	6,842,880
Biomet, Inc.		87,500	3,611,125
FEI Company	*†	275,900	7,275,483
Kla-Tencor Corporation		33,600	1,671,600
Respironics, Inc.	*	139,900	5,281,225
Thermo Fisher Scientific, Inc.	*	161,800	7,327,922
			32,010,235

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Metals—1.1%
United States Steel Corporation		211,800	$15,491,052
Oil & Gas—2.1%
Bill Barrett Corporation	*†	96,400	2,623,044
BJ Services Company		198,400	5,817,088
Denbury Resources, Inc.	*	143,300	3,982,307
Encore Acquisition Company	*†	138,999	3,409,645
GlobalSantaFe Corporation		80,800	4,749,424
Range Resources Corporation		171,400	4,706,644
W-H Energy Services, Inc.	*	72,800	3,544,632
			28,832,784
Pharmaceuticals—6.2%
Affymetrix, Inc.	*†	271,300	6,256,178
Alexion Pharmaceuticals, Inc.	*†	74,400	3,005,016
Alkermes, Inc.	*	147,500	1,972,075
Amylin Pharmaceuticals, Inc.	*†	116,800	4,212,976
Atherogenics, Inc.	*†	108,900	1,079,199
Cell Genesys, Inc.	*†	286,700	971,913
Cephalon, Inc.	*†	58,100	4,090,821
Cubist Pharmaceuticals, Inc.	*†	100,400	1,818,244
CV Therapeutics, Inc.	*†	163,700	2,285,252
deCODE genetics, Inc.	*†	419,300	1,899,429
Exelixis, Inc.	*	230,700	2,076,300
Far East Pharmaceutical Tech (Hong Kong)	*‡d	6,152,600	—
Henry Schein, Inc.	*†	186,200	9,120,076
Immucor, Inc.	*	159,000	4,647,570
Medicines Company	*	107,800	3,419,416
Medicis Pharmaceutical Corporation Class A	†	440,900	15,488,817
Myriad Genetics, Inc.	*†	68,300	2,137,790
New River Pharmaceuticals, Inc.	*†	51,000	2,790,210
Senomyx, Inc.	*†	328,523	4,267,514
Shire Pharmaceuticals Group PLC (United Kingdom)		91,600	5,657,216
Symyx Technologies, Inc.	*	163,600	3,532,124
Valeant Pharmaceuticals International		242,000	4,172,080
			84,900,216
Real Estate—1.8%
CapitalSource, Inc.	†	566,700	15,476,577
CB Richard Ellis Group, Inc. Class A	*	158,100	5,248,920
St. Joe Company (The)	†	68,100	3,648,117
			24,373,614
Restaurants—0.4%
PF Chang’s China Bistro, Inc.	*†	151,300	5,806,894
Retailers—5.0%
AC Moore Arts & Crafts, Inc.	*†	174,000	3,770,580
Advance Auto Parts, Inc.		91,300	3,246,628
Amazon.Com, Inc.	*	477,000	18,822,420
Autozone, Inc.	*	44,000	5,084,640
Bed Bath & Beyond, Inc.	*	85,700	3,265,170
Blue Nile, Inc.	*†	40,600	1,497,734
Fastenal Company		95,300	3,419,364
MarineMax, Inc.	*†	100,200	2,598,186
O’Reilly Automotive, Inc.	*†	347,000	11,124,820
School Specialty, Inc.	*†	118,621	4,447,101
Sears Holdings Corporation	*†	46,800	7,859,124
Tiffany & Company		77,800	3,052,872
			68,188,639

Telephone Systems—6.5%
Adtran, Inc.		120,100	$2,726,270
KDDI Corporation (Japan)		1,483	10,066,257
Level 3 Communications, Inc.	*†	2,887,200	16,168,320
NTT DoCoMo, Inc. (Japan)		1,765	2,792,461
NeuStar, Inc. Class A	*†	204,000	6,617,760
NII Holdings, Inc. Class B	*†	394,045	25,392,260
Sprint Nextel Corporation	†	1,329,300	25,110,477
			88,873,805
Textiles, Clothing & Fabrics—0.2%
Iconix Brand Group, Inc.	*	38,600	748,454
Mohawk Industries, Inc.	*†	32,000	2,395,520
			3,143,974
Transportation—1.4%
Expedia, Inc.	*†	592,000	12,420,160
Thor Industries, Inc.	†	45,600	2,005,944
UTI Worldwide, Inc. (Luxembourg)		144,100	4,308,590
			18,734,694
TOTAL COMMON STOCKS
(Cost $1,083,958,110)			1,328,416,103

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.1%
Financial Services—0.1%
Falcon Asset Securitization Corporation 144A
5.310%	01/25/2007	**
(Cost $1,992,330)			$2,000,000	1,992,330

CASH EQUIVALENTS—27.5%
Bank & Certificate Deposits/ Offshore Time Deposits—26.5%
Abbey National PLC
5.280%	01/05/2007	††	5,673,811	$5,673,811
BancoBilbao Vizcaya Argentaria SA
5.310%	01/03/2007	††	5,673,810	5,673,810
Bank Of Nova Scotia
5.300%	02/27/2007	††	7,092,263	7,092,263
Bank Of Nova Scotia
5.290%	01/30/2007	††	2,836,906	2,836,906
Bank Of Nova Scotia
5.290%	02/06/2007	††	4,255,358	4,255,358
Barclays
5.320%	02/13/2007	††	2,836,906	2,836,906
Barclays
5.310%	02/20/2007	††	7,092,263	7,092,263
Barclays
5.300%	01/02/2007	††	7,092,263	7,092,263
Barton Capital LLC
5.300%	01/17/2007	††	2,836,906	2,836,906
Barton Capital LLC
5.300%	01/17/2007	††	4,255,358	4,255,358
Calyon
5.310%	02/16/2007	††	2,836,906	2,836,906
Calyon
5.300%	02/05/2007	††	8,510,715	8,510,715
Canadian Imperial Bank of Commerce
5.310%	01/29/2007	††	8,510,715	8,510,715
Charta LLC
5.300%	01/31/2007	††	5,555,677	5,555,677

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Aggressive
Opportunities Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
CIESCO
5.310%	01/04/2007	††	$3,693,797	$3,693,797
Citigroup
5.310%	03/16/2007	††	2,836,906	2,836,906
Clipper Receivables Corp
5.300%	01/31/2007	††	2,836,906	2,836,906
Compass Securitization
5.300%	01/09/2007	††	4,255,358	4,255,358
CRC Funding LLC
5.340%	01/23/2007	††	1,418,453	1,418,453
CRC Funding LLC
5.300%	01/10/2007	††	4,141,370	4,141,370
Credit Suisse First Boston Corporation
5.300%	01/05/2007	††	2,836,906	2,836,906
Credit Suisse First Boston Corporation
5.300%	01/12/2007	††	5,673,810	5,673,810
Dexia Group
5.290%	01/16/2007	††	7,092,263	7,092,263
Fairway Finance
5.300%	01/09/2007	††	3,404,287	3,404,287
Falcon Asset Securitization Corporation
5.340%	01/22/2007	††	2,836,906	2,836,906
Fortis Bank
5.320%	01/03/2007	††	2,836,906	2,836,906
Fortis Bank
5.300%	01/02/2007	††	2,836,906	2,836,906
Fortis Bank
5.300%	01/24/2007	††	9,929,169	9,929,169
Fortis Bank
5.300%	01/26/2007	††	11,347,622	11,347,622
General Electric Capital Corporation
5.300%	01/26/2007	††	5,673,810	5,673,810
Greyhawk Funding
5.310%	01/12/2007	††	2,836,906	2,836,906
HBOS Halifax Bank of Scotland
5.310%	03/14/2007	††	7,092,263	7,092,263
HBOS Halifax Bank of Scotland
5.300%	01/08/2007	††	2,836,906	2,836,906
Kitty Hawk Funding Corp
5.340%	01/10/2007	††	4,255,358	4,255,358
Lexington Parker Cap Comp
5.300%	01/05/2007	††	2,836,906	2,836,906
Liberty Street
5.310%	01/17/2007	††	2,836,906	2,836,906
Lloyds TSB Bank
5.300%	02/26/2007	††	2,836,906	2,836,906
Marshall & Ilsley Bank Corporation
5.300%	03/19/2007	††	2,836,906	2,836,906
Merrill Lynch & Co
5.300%	01/02/2007	††	49,645,843	49,645,843
Morgan Stanley & Co
5.300%	01/02/2007	††	34,783,033	34,783,033
Old Line Funding LLC
5.350%	01/04/2007	††	2,836,906	2,836,906
Paradigm Funding LLC
5.310%	01/17/2007	††	2,836,906	2,836,906
Park Avenue Receivables Corp
5.330%	01/18/2007	††	2,836,906	2,836,906
Rabobank Nederland
5.250%	01/02/2007	††	8,510,715	8,510,715
Ranger Funding
5.330%	02/08/2007	††	2,836,906	2,836,906
Ranger Funding
5.320%	01/04/2007	††	$2,836,906	$2,836,906
Royal Bank of Canada
5.310%	02/14/2007	††	5,673,810	5,673,810
Royal Bank of Scotland
5.310%	01/11/2007	††	2,836,906	2,836,906
Royal Bank of Scotland
5.290%	01/16/2007	††	4,255,358	4,255,358
Royal Bank of Scotland
5.290%	02/09/2007	††	2,836,906	2,836,906
Royal Bank of Scotland
5.280%	01/11/2007	††	7,092,263	7,092,263
Sheffiled Receivables Corp
5.360%	01/11/2007	††	4,255,358	4,255,358
Sheffiled Receivables Corp
5.300%	01/12/2007	††	2,836,906	2,836,906
Societe Generale
5.310%	01/02/2007	††	7,092,263	7,092,263
Societe Generale
5.290%	02/01/2007	††	7,092,263	7,092,263
Societe Generale
5.270%	01/19/2007	††	7,092,263	7,092,263
Svenska Handlesbanken
5.250%	01/02/2007	††	3,255,746	3,255,746
Three Pillars Funding LLC
5.380%	01/02/2007	††	4,244,758	4,244,758
UBS AG
5.300%	01/04/2007	††	2,836,906	2,836,906
UBS AG
5.290%	01/02/2007	††	5,673,810	5,673,810
Variable Funding Capital Co
5.310%	02/02/2007	††	2,836,906	2,836,906
Variable Funding Capital Co
5.290%	01/04/2007	††	2,836,906	2,836,906
Yorktown Capital LLC
5.330%	01/16/2007	††	2,836,906	2,836,906
Yorktown Capital LLC
5.300%	01/10/2007	††	2,836,906	2,836,906
				362,627,550
Floating Rate Instruments/Master Notes—1.0%
Bank of America
5.310%	07/10/2007	††	7,092,263	7,092,263
Bank of America
5.270%	01/09/2007	††	5,673,810	5,673,810
				12,766,073
TOTAL CASH EQUIVALENTS
(Cost $375,393,623)				375,393,623

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Aggressive
Opportunities Fund

	Face	Value
REPURCHASE AGREEMENTS—2.5%
IBT Repurchase Agreement dated 12/29/06 due 01/02/07, with a maturity value of 34,440,004 and an effective yield of 4.65% collateralized by U.S. Government Agency Obligations with rates ranging from 4.32% to 7.875%, maturity dates ranging from 02/25/2030 to 08/01/2034 and an aggregate market value of $36,143,330.	$34,422,220	$34,422,220
TOTAL INVESTMENTS—127.3%
(Cost $1,495,766,283)		1,740,224,276
Other assets less liabilities—(27.3%)		(373,516,001)
NET ASSETS—100.0%		$1,366,708,275

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
‡	Security valued at fair value as determined by policies approved by the board of directors.
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.11% of Total Investments.
††	Represents collateral received from securities lending transactions.
d	Security has no market value at 12/31/2006.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—96.6%
Australia—2.7%
Amcor Ltd.	92,256	$526,386
Austal, Ltd.	182,000	492,254
AXA Asia Pacific Holdings Ltd.	88,600	506,976
Brambles Ltd. *	126,571	1,274,789
Foster’s Group Ltd.	151,148	822,831
Insurance Australia Group Ltd.	264,284	1,317,678
Macquarie Bank Ltd.	40,780	2,530,377
Promina Group Ltd.	32,956	179,300
Publishing & Broadcasting Ltd.	360,147	6,026,602
QBE Insurance Group Ltd.	155,500	3,522,091
Rinker Group Ltd.	136,177	1,924,671
Rio Tinto Ltd.	10,300	598,628
Telstra Corporation Ltd.	225,481	735,578
Woodside Petroleum Ltd.	213,000	6,370,327
Woolworths Ltd.	84,761	1,593,864
		28,422,352
Austria—0.4%
Erste Bank der Oesterreichischen Sparkassen AG	9,100	696,737
Raiffeisen International Bank Holding AG *	4,800	729,839
Telekom Austria AG	25,500	680,882
Wiener Staedtische Allgemeine Versicherung AG	34,447	2,417,509
		4,524,967
Belgium—1.1%
Fortis	173,885	7,400,005
KBC Groep NV	25,800	3,158,294
UCB SA †	20,800	1,425,366
Umicore	161	27,356
		12,011,021
Bermuda—0.6%
Guoco Group, Ltd.	80,000	985,315
Jardine Matheson Holdings, Ltd.	16,800	359,520
NWS Holdings, Ltd.	693,396	1,586,266
SeaDrill Ltd. *	182,600	3,064,469
Vtech Holdings, Ltd.	133,000	819,046
		6,814,616
Brazil—0.1%
Vivo Participacoes SA, ADR *	212,518	871,324
Canada—4.4%
Abitibi-Consolidated, Inc.	71,000	182,137
Akita Drilling, Ltd.—Class A	13,300	189,992
Alcan Aluminum Ltd.	76,900	3,746,199
Barrick Gold Corporation	90,100	2,766,070
Cameco Corporation †	76,600	3,101,986
Canadian Imperial Bank of Commerce	9,100	767,475
Canadian Natural Resources, Ltd.	56,400	3,007,387
Canadian Oil Sands Trust	20,100	562,362
COM DEV International, Ltd. *	169,600	939,999
Empire Co., Ltd.—Class A	40,500	1,435,421
EnCana Corporation	10,800	497,214
Finning International, Inc.	18,200	746,238
First Quantum Minerals Ltd.	13,900	748,338
Inmet Mining Corporation	30,800	1,649,203
Laperriere & Verreault Group *	32,900	860,924
Manulife Financial Corporation †	21,000	708,979
Methanex Corp. †	27,300	747,175

Nortel Networks Corp. *	27,000	$721,710
Pason Systems, Inc.	10,600	120,592
Potash Corporation of Saskatchewan, Inc. (foreign shares)	23,300	3,338,424
Research In Motion, Ltd. *	27,100	3,464,373
Rogers Communications, Inc.—Class B	20,800	619,244
Royal Bank of Canada	14,400	685,685
Shaw Communications, Inc.—Class B	22,700	718,851
Suncor Energy, Inc.	96,200	7,575,992
Teck CominCo, Ltd.—Class B †	26,600	2,006,040
Telus Corporation †	55,100	2,530,095
Telus Corporation Non-voting Shares	17,900	799,054
Toronto-Dominion Bank	9,600	574,246
		45,811,405
Cayman Islands—0.1%
Foxconn International Holdings Ltd. *	173,000	564,160
China—0.2%
China Life Insurance Co., Ltd.—Class H	389,000	1,327,577
Industrial and Commercial Bank of China Asia, Ltd.—Class H *	1,273,000	790,353
		2,117,930
Denmark—0.2%
Codan A/S	6,200	601,245
Novo Nordisk A/S Class B	23,300	1,940,146
		2,541,391
Finland—1.5%
Fortum Oyj	215,891	6,131,180
Neste Oil Oyj	15,600	472,709
Nokia Oyj	200,400	4,069,388
Sampo Oyj	104,400	2,788,251
Stora Enso Oyj Class R	37,400	589,686
UPM-Kymmene Oyj	77,900	1,962,571
		16,013,785
France—10.4%
Accor SA	14,500	1,121,184
Air France	49,000	2,056,943
Air Liquide	4,018	951,997
Alstom *	28,937	3,905,369
Assurances Generales de France	16,800	2,612,222
AXA	121,571	4,900,528
BNP Paribas	57,070	6,208,335
Bouygues SA	174,136	11,148,902
Carrefour SA	81,157	4,911,820
Cie Generale D’Optique Essilor International SA	56,900	6,108,468
Dassault Systemes SA	11,600	613,196
Electricite de France *	53,946	3,922,448
Groupe Danone	7,100	1,073,647
Haulotte Group	17,900	475,511
LVMH Moet Hennessy Louis Vuitton SA	81,341	8,556,377
Lafarge SA	14,800	2,199,874
L’Oreal SA	65,900	6,587,260
Michelin (C.G.D.E.) Class B	10,100	964,749
PagesJaunes SA	18,853	374,659
Pernod-Ricard SA	3,000	687,749

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Provimi SA	10,126	$433,797
Renault SA	14,100	1,688,274
Rhodia SA *†	228,100	793,220
Sanofi-Synthelabo SA	76,600	7,062,332
Schneider Electric SA	26,200	2,899,499
Societe Generale Class A	28,830	4,877,008
Societe Television Francaise[1] †	128,000	4,743,344
Technip SA †	41,953	2,877,552
Thales SA	27,500	1,368,595
Total SA †	86,640	6,234,177
Veolia Environment	26,630	2,030,837
Vinci SA †	23,003	2,931,670
Vivendi Universal SA	44,100	1,720,031
		109,041,574
Germany—5.1%
Allianz AG	62,137	12,629,332
Bayer AG	13,100	699,599
Bayerische Motoren Werke AG	21,113	1,210,110
Carlsberg AS Class B	9,950	985,300
Commerzbank AG	24,281	918,133
Continental AG	5,600	648,722
DaimlerChrysler AG	34,200	2,100,983
Deutsche Bank AG	8,700	1,155,786
Deutsche Post AG	109,659	3,300,927
Fraport AG †	27,957	1,988,027
IVG Immobilien AG	22,536	964,598
Kloeckner & Co. AG *	13,700	589,576
MAN AG	5,900	530,963
Muenchener Rueckversicherungs AG	18,900	3,241,970
RWE AG	56,929	6,243,166
Salzgitter AG	36,900	4,780,422
SAP AG	42,800	2,269,710
SAP AG ADR †	7,700	408,870
Siemens AG †	38,400	3,768,449
E.ON AG	20,666	2,790,732
Volkswagen AG †	22,200	2,515,344
		53,740,719
Greece—0.1%
OPAP SA	15,270	589,669
Hong Kong—5.9%
Bank of East Asia Ltd.	260,600	1,470,846
China Merchants Holdings International Co., Ltd.	671,400	2,746,046
China Mobile Ltd.	1,073,600	9,252,891
China Resources Enterprise	14,100	40,371
China Unicom Ltd.	1,913,400	2,828,123
CLP Holdings Ltd.	770,000	5,682,750
CNOOC, Ltd.	7,350,000	6,966,964
Hang Lung Properties Ltd.	411,000	1,030,914
Hengan International Group Co., Ltd.	346,000	856,463
Hong Kong & China Gas	2,200,000	4,945,841
Hutchison Whampoa Ltd.	844,100	8,556,238
Li & Fung Ltd.	346,400	1,075,341
MTR Corporation	552,100	1,386,162
Sino Land Company	1,812,000	4,213,535
Sun Hung Kai Properties Ltd.	393,600	4,507,607
Swire Pacific Ltd. Class A	568,322	6,093,085
Wing Lung Bank	45,000	471,146
		62,124,323

Ireland—0.3%
CRH PLC	47,321	$1,967,910
Depfa Bank PLC	44,500	794,552
		2,762,462
Israel—0.0%
Teva Pharmaceutical Industries Ltd. ADR	16,500	512,820
Italy—2.3%
Banca Intesa SpA *	280,694	2,161,652
Banca Italease	9,500	551,420
Capitalia SpA	54,000	509,504
ENI SpA	133,019	4,473,960
Esprinet SpA	39,000	734,872
Fiat SpA *	96,900	1,848,530
IFIL-Investments SpA	216,300	1,767,178
Mediobanca SpA	92,095	2,169,868
Saipem SpA	123,095	3,193,747
SanPaolo IMI SpA	22,000	510,527
Telecom Italia RNC	538,550	1,363,779
Telecom Italia SpA	216,212	651,379
UniCredito Italiano SpA †	534,004	4,667,956
		24,604,372
Japan—27.0%
Advantest Corporation	97,800	5,605,925
Aeon Company Ltd.	70,200	1,518,118
Aiful Corporation	44,500	1,247,675
Astellas Pharma, Inc.	115,000	5,212,298
Bank of Yokohama Ltd. (The)	20,000	156,180
Bosch Corporation	146,000	768,939
Bridgestone Corporation	29,000	647,087
Canon, Inc.	192,750	10,850,487
Chugai Pharmaceutical Company Ltd.	107,400	2,210,846
Commuture Corp.	82,000	726,172
Credit Saison Company Ltd.	172,100	5,911,083
D&M Holdings, Inc.	176,000	665,235
Daikin Industries Ltd.	137,000	4,757,295
Daimaru, Inc.	5,000	67,815
Daito Trust Construction Company Ltd.	94,000	4,314,767
Daiwa House Industry Company Ltd.	40,000	693,110
Denso Corporation	130,800	5,185,668
Eisai Company Ltd.	99,000	5,437,901
Fanuc Ltd.	101,500	9,960,133
Fuji Corp., Ltd.	205,100	1,245,237
Fuji Heavy Industries, Ltd.	70,000	359,292
Fuji Machine Manufacturing Co., Ltd.	32,000	617,339
Futaba Industrial Co., Ltd.	37,000	904,309
Hirose Electric Company Ltd.	40,700	4,614,878
Honda Motor Company Ltd.	208,000	8,208,554
Hoya Corporation	165,800	6,461,547
Idemitsu Kosan Co., Ltd. *	6,900	694,522
Inpex Holdings, Inc. *	97	796,736
Itochu Corporation	378,000	3,098,096
Izumiya Co., Ltd.	110,000	785,373
Jaccs Co., Ltd.	38,000	234,530
Japan Tobacco, Inc.	1,163	5,620,599
Jupiter Telecommunications Co. *	4,127	3,326,128
Kao Corporation	47,000	1,264,655
Keiyo Co., Ltd.	70,000	422,322
Keyence Corporation	29,340	7,241,346
Kumagai Gumi Co., Ltd. *	153,000	287,982
Maeda Corporation †	104,000	393,827

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Marubeni Corporation	325,000	$1,646,393
Millea Holdings, Inc.	200,000	7,082,766
Ministop Co., Ltd.	31,300	534,623
Mitsubishi Corporation	117,100	2,199,886
Mitsubishi Electric Corporation	75,000	683,347
Mitsubishi Estate Company Ltd.	389,100	10,052,831
Mitsubishi Heavy Industries Ltd.	425,000	1,927,933
Mitsubishi UFJ Financial Group, Inc.	772	9,576,069
Mitsui & Company Ltd.	255,000	3,820,407
Mitsui Fudosan Company Ltd.	91,300	2,224,172
Mitsui O.S.K. Lines Ltd.	78,000	770,283
Mitsui Sumitomo Insurance Company Ltd.	39,420	429,966
Mizuho Financial Group, Inc.	800	5,705,654
Murata Manufacturing Company Ltd.	5,900	398,054
NTT DoCoMo, Inc.	4,826	7,635,364
NAC Co., Ltd.	22,600	356,518
NGK Spark Plug Company Ltd.	36,000	676,326
Nikko Cordial Corporation	310,000	3,554,657
Nintendo Company Ltd.	10,300	2,666,217
Nippon Electric Glass Company Ltd.	67,000	1,404,721
Nippon Mining Holdings, Inc.	87,000	625,160
Nippon Telegraph & Telephone Corporation †	154	759,353
Nissan Motor Company Ltd.	273,900	3,304,653
Nitto Denko Corporation	98,000	4,894,878
Nomura Holdings, Inc.	38,000	716,770
NTT Data Corporation	297	1,486,654
NTT Urban Development Corp.	295	570,134
Odakyu Electric Railway Company Ltd. †	100,000	638,341
Oriental Yeast Co., Ltd.	114,000	668,482
ORIX Corporation	38,880	11,273,472
Rohm Company Ltd.	62,300	6,197,170
Sawai Pharmaceutical Co., Ltd. †	19,000	777,936
Secom Company Ltd.	98,000	5,073,259
Shimamura Company Ltd.	42,300	4,845,868
Shin-Etsu Chemical Company Ltd.	96,800	6,460,716
SMC Corporation	14,300	2,023,542
SNT Corporation	91,000	438,762
Softbank Corporation *†	306,000	5,927,589
Sompo Japan Insurance, Inc.	56,700	690,590
Sony Corporation	68,000	2,911,749
Star Micronics Co., Ltd.	44,000	879,355
Sumitomo Chemical Company Ltd.	45,000	348,187
Sumitomo Corporation	168,000	2,514,598
Sumitomo Mitsui Financial Group, Inc.	882	9,029,245
Sumitomo Realty & Development Company Ltd.	46,000	1,474,543
Sumitomo Trust & Banking Company Ltd. (The)	130,000	1,360,982
Suzuki Motor Corporation	123,000	3,466,605
T&D Holdings, Inc.	8,250	544,587
TDK Corporation †	25,000	1,990,264
Taisei Corporation †	672,650	2,047,245
Takeda Pharmaceutical Company Ltd.	99,100	6,791,064
TOA Corporation	58,000	426,469
Tokyo Electric Power Company, Inc. (The)	36,300	1,172,572
Tokyo Electron Ltd.	29,200	2,296,512
Tokyo Gas Company Ltd. †	194,000	1,029,910
Tokyu Corporation	155,000	991,651
Toshiba Corporation	392,000	2,546,976

Toyo Machinery & Metal Co., Ltd.	53,000	$400,222
Toyota Motor Corporation	8,100	542,040
Trend Micro, Inc. *†	29,000	850,584
UMC Japan *	1,792	387,445
Unipres Corporation	56,000	438,552
Ushio, Inc.	21,400	439,329
Yahoo Japan Corporation	3,666	1,453,492
Yamada Denki Company Ltd.	20,490	1,738,999
Yamato International, Inc.	53,000	448,079
Yamato Transport Company Ltd.	102,200	1,568,329
		283,323,107
Luxembourg—0.3%
Acergy SA *	63,900	1,219,150
RTL Group	11,653	1,301,484
SES Global	28,900	502,810
		3,023,444
Mexico—1.1%
America Movil SA de CV ADR †	102,600	4,639,572
Grupo Televisa SA ADR	148,600	4,013,686
Wal-Mart de Mexico SA de CV—Class V	723,200	3,185,257
		11,838,515
Netherlands—3.5%
ABN AMRO Holding NV	68,374	2,191,901
ASM Lithography Holdings NV New York Registered Shares *†	24,800	610,824
ASML Holdings NV *	187,976	4,638,791
Aegon NV	68,947	1,308,345
Heineken Holding NV—Class A	38,143	1,549,335
Heineken NV	21,050	1,000,114
ING Groep NV	303,122	13,393,957
Royal KPN NV	159,900	2,269,477
Koninklijke BAM Groep NV †	47,500	919,753
Reed Elsevier NV	76,200	1,297,399
Royal Dutch Shell PLC—Class A	111,870	3,941,320
Royal Numico NV *	14,977	804,240
Unilever NV	61,324	1,672,214
Univar NV	19,700	1,100,776
		36,698,446
Norway—0.2%
DNB NOR ASA	49,500	700,464
Norske Skogindustrier ASA *†	23,571	404,458
Renewable Energy Corp. AS *	8,300	150,651
Telenor ASA	33,400	625,904
		1,881,477
Russia—0.6%
NovaTek OAO, Sponsored GDR	15,005	952,818
OAO Lukoil Holding ADR †	34,710	3,052,745
Unified Energy System GDR	22,819	2,490,694
		6,496,257
Singapore—1.6%
DBS Group Holdings Ltd.	421,000	6,179,083
Keppel Corporation Ltd.	225,200	2,574,199
SembCorp Industries Ltd.	214,600	535,568
Singapore Airlines Ltd.	363,200	4,134,747
Singapore Telecommunications Ltd.	1,101,392	2,348,259
United Overseas Bank Ltd.	68,000	857,448
		16,629,304

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
South Africa—0.4%
	ABSA Group, Ltd.	48,700	$862,420
	Sasol, Ltd.	83,700	3,070,510
			3,932,930
South Korea—1.5%
	Hana Financial Group, Inc.	56,719	2,979,051
Kookmin Bank	*	62,999	5,065,247
Kookmin Bank ADR	*	9,500	766,080
Samsung Electronics Company Ltd. GDR, 144A	**	9,865	3,245,585
Shinhan Financial Group Company Ltd.	*	72,740	3,715,215
			15,771,178
Spain—2.4%
	Altadis SA	24,300	1,269,469
	Banco Bilbao Vizcaya Argentaria SA	175,200	4,209,127
	Banco Santander Central Hispano SA	309,900	5,770,474
	Gamesa Corporation Tecnologica SA	26,125	716,763
	Grupo Catalana Occidente SA	23,000	832,803
	Iberdrola SA	10,400	453,366
	Inditex SA	144,309	7,762,547
	Repsol YPF SA	87,800	3,025,056
	Telefonica SA	62,939	1,336,194
			25,375,799
Sweden—1.6%
	Alfa Laval AB	13,400	603,462
	Assa Abloy AB Class B	31,300	680,036
Atlas Copco AB—Class A	†	19,400	650,470
	Hennes & Mauritz AB Class B	89,000	4,494,934
	Nordea Bank AB	278,800	4,292,229
	Telefonaktiebolaget LM Ericsson Class B	1,305,500	5,256,883
	TeliaSonera AB	91,400	749,102
			16,727,116
Switzerland—7.9%
	Adecco SA	67,655	4,607,723
	Compagnie Financiere Richemont AG Class A	83,654	4,851,459
	Credit Suisse Group	32,741	2,280,951
	Elektrizitaets-Gesellschaft Laufenburg AG	500	529,075
	Geberit AG	800	1,228,477
	Holcim Ltd.	37,401	3,417,899
Julius Baer Holding AG	*	3,200	350,638
	Nestle SA	46,433	16,457,962
	Novartis AG	241,925	13,887,427
OC Oerlikon Corp. AG	*	3,300	1,625,591
Petroplus Holdings AG	*	6,326	383,897
	Roche Holding AG	55,172	9,863,734
	Roche Holding AG	4,175	846,986
	Swatch Group AG Class B	1,664	366,358
	Swiss Reinsurance	114,429	9,690,803
	Swisscom AG	3,927	1,481,818
	UBS AG	164,821	9,967,228
	Vontobel Holding AG	13,500	582,213
			82,420,239

Taiwan—0.4%
	Taiwan Semiconductor Manufacturing Company Ltd.	131,000	$268,884
Taiwan Semiconductor Manufacturing Company Ltd. ADR	†	353,373	3,862,367
			4,131,251
United Kingdom—12.7%
	Anglo American PLC	8,100	394,319
	ARM Holdings PLC	249,100	611,105
	AstraZeneca Group PLC	88,384	4,740,071
	AstraZeneca PLC	58,300	3,125,289
	BG Group PLC	540,000	7,344,972
	BAE Systems PLC	461,200	3,835,333
	Barclays PLC	234,156	3,344,244
	BHP Billiton PLC	122,028	2,235,342
	BP PLC	510,900	5,698,743
British Energy Group PLC	*	156,700	1,661,421
	Cadbury Schweppes PLC	271,582	2,901,492
	Carnival PLC	49,883	2,520,666
	Centrica PLC	850,000	5,883,754
	Charles Taylor Consulting PLC	118,900	911,058
	Corus Group PLC	71,300	737,187
	DTZ Holdings PLC	93,200	1,520,794
easyJet PLC	*	89,800	1,075,434
	Elementis PLC	533,300	867,387
	HSBC Holdings PLC	129,513	2,357,800
	HSBC Holdings PLC (foreign shares)	84,000	1,537,138
	HBOS PLC	214,100	4,734,359
	Imperial Chemical Industries PLC	68,200	602,605
	ITE Group PLC	195,100	664,227
	Johnston Press PLC	74,900	574,046
	Kingfisher PLC	1,804,109	8,414,359
	Lloyds TSB Group PLC	247,390	2,781,854
	Micro Focus International PLC	192,500	785,960
	MJ Gleeson Group PLC	51,700	389,257
	Morgan Sindall PLC	39,200	1,018,597
	Morrison WM Supermarkets	1,854,252	9,231,577
	National Grid PLC	56,000	810,742
	Pearson PLC	41,700	628,676
	Persimmon PLC	16,400	489,455
	Reckitt Benckiser PLC	124,000	5,658,163
	Reed Elsevier PLC	158,300	1,736,721
	Rio Tinto PLC	117,500	6,228,858
	Robert Walters PLC	87,100	557,148
	Royal Bank of Scotland Group PLC	206,800	8,050,617
	Royal Dutch Shell PLC— Class A ADR	8,400	594,636
	Royal Dutch Shell PLC—Class B	105,069	3,674,571
	SABMiller PLC	35,900	824,544
	Scottish & Southern Energy PLC	64,700	1,965,413
	Smith & Nephew PLC	57,700	602,069
	Standard Chartered PLC	86,200	2,511,847
	Tesco PLC	123,400	975,441
TI Automotive Ltd.	d	70,000	—
	Vedanta Resources PLC	48,500	1,155,492
	Vislink PLC	37,200	73,762
	Vodafone Group PLC	2,487,243	6,870,934
	Wilmington Group PLC	143,550	661,216
	Xstrata PLC	121,866	6,065,758
	Yell Group PLC	76,500	852,010
			133,488,463
TOTAL COMMON STOCKS
(Cost $812,402,861)			1,014,806,416

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint
International Fund

	Shares	Value
PURCHASED OPTIONS—0.0%
Europe—0.0%
Eurodollar Put, Expires 01/31/2007, Strike 1.2125
(Cost $706,260)‡	23,700,000	$—

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—5.2%
Bank & Certificate Deposits/Offshore Time Deposits—5.0%
Abbey National PLC
5.280%	01/05/2007	††	$828,348	828,348
BancoBilbao Vizcaya Argentaria SA
5.310%	01/03/2007	††	828,348	828,348
Bank Of Nova Scotia
5.300%	02/27/2007	††	1,035,436	1,035,436
Bank Of Nova Scotia
5.290%	02/06/2007	††	621,261	621,261
Bank Of Nova Scotia
5.290%	01/30/2007	††	414,174	414,174
Barclays
5.320%	02/13/2007	††	414,174	414,174
Barclays
5.310%	02/20/2007	††	1,035,436	1,035,436
Barclays
5.300%	01/02/2007	††	1,035,436	1,035,436
Barton Capital LLC
5.300%	01/17/2007	††	414,174	414,174
Barton Capital LLC
5.300%	01/17/2007	††	621,261	621,261
Calyon
5.310%	02/16/2007	††	414,174	414,174
Calyon
5.300%	02/05/2007	††	1,242,521	1,242,521
Canadian Imperial Bank of Commerce
5.310%	01/29/2007	††	1,242,521	1,242,521
Charta LLC
5.300%	01/31/2007	††	811,102	811,102
CIESCO
5.310%	01/04/2007	††	539,276	539,276
Citigroup
5.310%	03/16/2007	††	414,174	414,174
Clipper Receivables Corp
5.300%	01/31/2007	††	414,174	414,174
Compass Securitization
5.300%	01/09/2007	††	621,261	621,261
CRC Funding LLC
5.340%	01/23/2007	††	207,087	207,087
CRC Funding LLC
5.300%	01/10/2007	††	604,619	604,619
Credit Suisse First Boston Corporation
5.300%	01/12/2007	††	828,348	828,348
Credit Suisse First Boston Corporation
5.300%	01/05/2007	††	414,174	414,174
Dexia Group
5.290%	01/16/2007	††	1,035,436	1,035,436
Fairway Finance
5.300%	01/09/2007	††	497,009	497,009
Falcon Asset Securitization Corporation
5.340%	01/22/2007	††	414,174	414,174
Fortis Bank
5.320%	01/03/2007	††	414,174	414,174

Fortis Bank
5.300%	01/26/2007	††	$1,656,696	$1,656,696
Fortis Bank
5.300%	01/24/2007	††	1,449,609	1,449,609
Fortis Bank
5.300%	01/02/2007	††	414,174	414,174
General Electric Capital Corporation
5.300%	01/26/2007	††	828,348	828,348
Greyhawk Funding
5.310%	01/12/2007	††	414,174	414,174
HBOS Halifax Bank of Scotland
5.310%	03/14/2007	††	1,035,436	1,035,436
HBOS Halifax Bank of Scotland
5.300%	01/08/2007	††	414,174	414,174
Kitty Hawk Funding Corp
5.340%	01/10/2007	††	621,261	621,261
Lexington Parker Cap Comp
5.300%	01/05/2007	††	414,174	414,174
Liberty Street
5.310%	01/17/2007	††	414,174	414,174
Lloyds TSB Bank
5.300%	02/26/2007	††	414,174	414,174
Marshall & Ilsley Bank Corporation
5.300%	03/19/2007	††	414,174	414,174
Merrill Lynch & Co
5.300%	01/02/2007	††	7,248,046	7,248,046
Morgan Stanley & Co
5.300%	01/02/2007	††	5,078,152	5,078,152
Old Line Funding LLC
5.350%	01/04/2007	††	414,174	414,174
Paradigm Funding LLC
5.310%	01/17/2007	††	414,174	414,174
Park Avenue Receivables Corp
5.330%	01/18/2007	††	414,174	414,174
Rabobank Nederland
5.250%	01/02/2007	††	1,242,521	1,242,521
Ranger Funding
5.330%	02/08/2007	††	414,174	414,174
Ranger Funding
5.320%	01/04/2007	††	414,174	414,174
Royal Bank of Canada
5.310%	02/14/2007	††	828,348	828,348
Royal Bank of Scotland
5.310%	01/11/2007	††	414,174	414,174
Royal Bank of Scotland
5.290%	02/09/2007	††	414,174	414,174
Royal Bank of Scotland
5.290%	01/16/2007	††	621,261	621,261
Royal Bank of Scotland
5.280%	01/11/2007	††	1,035,436	1,035,436
Sheffiled Receivables Corp
5.360%	01/11/2007	††	621,261	621,261
Sheffiled Receivables Corp
5.300%	01/12/2007	††	414,174	414,174
Societe Generale
5.310%	01/02/2007	††	1,035,436	1,035,436
Societe Generale
5.290%	02/01/2007	††	1,035,436	1,035,436
Societe Generale
5.270%	01/19/2007	††	1,035,436	1,035,436
Svenska Handlesbanken
5.250%	01/02/2007	††	475,323	475,323
Three Pillars Funding LLC
5.380%	01/02/2007	††	619,713	619,713
UBS AG
5.300%	01/04/2007	††	414,174	414,174
UBS AG
5.290%	01/02/2007	††	828,347	828,347

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint
International Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Variable Funding Capital Co
5.310%	02/02/2007	††	$414,173	$414,173
Variable Funding Capital Co
5.290%	01/04/2007	††	414,173	414,173
Yorktown Capital LLC
5.330%	01/16/2007	††	414,173	414,173
Yorktown Capital LLC
5.300%	01/10/2007	††	414,173	414,173
				52,941,814
Floating Rate Instruments/Master Notes—0.2%
Bank of America
5.310%	07/10/2007	††	1,035,436	1,035,436
Bank of America
5.270%	01/09/2007	††	828,348	828,348
				1,863,784
TOTAL CASH EQUIVALENTS
(Cost $54,805,598)				54,805,598

REPURCHASE AGREEMENTS—3.7%
United States—3.7%
IBT Repurchase Agreement dated 12/29/2006 due 01/02/2007, with a maturity value of 38,501,617 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 4.039% to 9.125%, maturity dates ranging from 10/25/2015 to 05/15/2035 and an aggregate market value of $40,405,821			38,481,735	38,481,735
TOTAL INVESTMENTS—105.5%
(Cost $906,396,454)				1,108,093,749
Other assets less liabilities—(5.5%)				(58,262,799)
NET ASSETS—100.0%				$1,049,830,950

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.29% of Total Investments.
‡	Security valued at fair value as determined by policies approved by the board of directors.
††	Represents collateral received from securities lending transactions.
d	Security has no market value at 12/31/2006.

Percentage of Portfolio by Industry (unaudited):

Banking	14.4%
Oil & Gas	9.1%
Electronics	6.7%
Insurance	6.5%
Pharmaceuticals	6.2%
Telephone Systems	5.0%
Bank & Certificate Deposits/Offshore Time Deposits	5.0%
Commercial Services	4.4%
Financial Services	4.3%
Metals	4.1%
Miscellaneous	3.9%
Beverages, Food & Tobacco	3.5%
Automotive	3.4%
Real Estate	3.1%
Electric Utilities	2.7%
Media—Broadcasting & Publishing	2.6%
Retailers	2.1%
Chemicals	1.9%
Transportation	1.7%
Apparel Retailers	1.7%
Food Retailers	1.6%
Heavy Machinery	1.5%
Cosmetics & Personal Care	1.3%
Communications	1.2%
Medical Supplies	1.2%
Building Materials	1.1%
Computers & Information	1.0%
Airlines	0.7%
Computer Software & Processing	0.6%
Heavy Construction	0.6%
Aerospace & Defense	0.5%
Distribution/Wholesale	0.4%
Home Construction, Furnishings & Appliances	0.3%
Forest Products & Paper	0.3%
Entertainment & Leisure	0.3%
Water Companies	0.2%
Floating Rate Instruments/Master Notes	0.2%
Telecommunications	0.1%
Lodging	0.1%
Containers & Packaging	0.0%
Advertising	0.0%
Electrical Equipment	0.0%
TOTAL INVESTMENTS	105.5%
Other assets less liabilities	(5.5)%
TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—20.5%
Advertising—0.1%
Omnicom Group, Inc., Note
5.900%	04/15/2016		$500,000	$506,181
Aerospace & Defense—0.5%
Boeing Capital Corporation, Senior Note
6.100%	03/01/2011		500,000	517,028
Boeing Company (The), Note
6.125%	02/15/2033		100,000	108,236
Boeing Company (The), Note
5.125%	02/15/2013		250,000	248,142
General Dynamics Corp., Note
4.250%	05/15/2013		1,000,000	946,304
Honeywell International, Inc., Note
7.500%	03/01/2010		1,000,000	1,067,044
Honeywell International, Inc., Note
6.125%	11/01/2011		250,000	259,249
Lockheed Martin Corporation, Note
6.150%	09/01/2036		750,000	790,732
Northrop Grumman Corporation, Note
7.750%	02/15/2031		750,000	932,452
Textron Financial Corporation, Note
6.000%	11/20/2009		200,000	204,393
United Technologies Corporation, Note
6.700%	08/01/2028		150,000	168,580
United Technologies Corporation, Note
6.100%	05/15/2012		50,000	51,988
United Technologies Corporation, Note
4.875%	05/01/2015		500,000	482,819
				5,776,967
Airlines—0.1%
American Airlines, Inc., Series 1999-1, Class A2
7.024%	10/15/2009		157,000	163,574
Continental Airlines, Inc., Series 1998-1, Class 1A
6.648%	09/15/2017		583,202	605,437
FedEx Corporation, Note
9.650%	06/15/2012		150,000	178,829
				947,840
Automotive—0.2%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
7.200%	09/01/2009		350,000	363,294
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.050%	06/04/2008		500,000	489,484
DaimlerChrysler North America Holding Corporation, Note
8.500%	01/18/2031		1,100,000	1,313,161
DaimlerChrysler North America Holding Corporation, Senior Note
6.500%	11/15/2013		500,000	514,059
				2,679,998
Banking—4.5%
American Express Company, Note
6.800%	09/01/2066		1,000,000	1,068,236
American Express Credit Corporation, Note
3.000%	05/16/2008		250,000	242,721
Asian Development Bank/Pasig, Global Note (Supra National)
4.250%	10/20/2014		1,000,000	948,680

Associates Corporate of North America, Senior Note
6.950%	11/01/2018		$250,000	$280,605
Associates Corporate of North America, Subordinated Note
6.875%	11/15/2008		410,000	421,291
BAC Capital Trust XI, Guaranteed Note
6.625%	05/23/2036		500,000	541,410
Bank of America Corporation, Note, 144A
5.420%	03/15/2017	*	700,000	691,047
Bank of America Corporation, Senior Note
5.875%	02/15/2009		1,000,000	1,014,540
Bank of America Corporation, Subordinated Note
7.750%	08/15/2015		750,000	864,260
Bank of America Corporation, Subordinated Note
6.800%	03/15/2028		500,000	556,243
Bank of New York Company, Inc. (The), Subordinated Note
5.500%	12/01/2017		250,000	250,193
Bank One Corporation, Subordinated Note
5.900%	11/15/2011		750,000	765,996
Bank One NA, Note
3.700%	01/15/2008		350,000	344,462
Bayerische Landesbank Girozentrale, Note
2.875%	10/15/2008		250,000	239,866
BB&T Corporation, Note
5.250%	11/01/2019		500,000	483,928
Branch Banking & Trust Company
5.200%	12/23/2015		150,000	147,639
BSCH Issuances Ltd., Subordinated Note (Cayman Islands)
7.625%	09/14/2010		350,000	378,434
Capital One Bank, Note
4.875%	05/15/2008		1,000,000	994,160
Capital One Bank, Note, (MTN)
5.125%	02/15/2014		500,000	492,485
CIT Group, Inc., Global Senior Note
5.000%	02/13/2014		500,000	483,924
CIT Group, Inc., Senior Note
7.750%	04/02/2012		350,000	386,296
CIT Group, Inc., Senior Note, (MTN)
4.750%	12/15/2010		1,000,000	980,196
Corporacion Andina de Fomento, Note (Supra National)
6.875%	03/15/2012		150,000	159,722
Deutsche Bank Financial, Inc., Note, Convertible, (MTN)
5.375%	03/02/2015		250,000	249,384
European Investment Bank, Global Note (Supra National)
4.125%	09/15/2010		1,500,000	1,462,047
European Investment Bank, Global Note (Supra National)
3.500%	03/14/2008		1,250,000	1,226,035
European Investment Bank, Note (Supra National)
4.625%	05/15/2014		500,000	489,656
First Union Institutional Trust I Capital Securities, Note
8.040%	12/01/2026		1,000,000	1,042,827
FleetBoston Financial Corporation, Senior Note
6.875%	01/15/2028		150,000	168,550
Household Finance Corporation, Note
8.000%	07/15/2010		750,000	815,351
Household Finance Corporation, Note
6.500%	11/15/2008		350,000	357,939
Household Finance Corporation, Note
6.400%	06/17/2008		250,000	253,918
Household Finance Corporation, Note
6.375%	11/27/2012		1,000,000	1,054,271
Household Finance Corporation, Note
4.125%	12/15/2008		1,000,000	980,594
HSBC Bank USA NA, Senior Note, (MTN)
3.875%	09/15/2009		1,500,000	1,455,295
HSBC Holdings PLC, Note (United Kingdom)
5.250%	12/12/2012		150,000	149,637
ING Capital Funding Trust III
8.439%	12/31/2049		150,000	165,705

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Inter-American Development Bank (Supra National)
7.375%	01/15/2010		$750,000	$801,274
Inter-American Development Bank, Global Note (Supra National)
5.375%	11/18/2008	†	2,000,000	2,014,726
Inter-American Development Bank, Note, (MTN) (Supra National)
3.375%	03/17/2008		1,000,000	979,470
International Bank for Reconstruction & Development, Note
7.625%	01/19/2023		1,000,000	1,273,687
International Bank for Reconstruction & Development, Note (Supra National)
3.625%	05/21/2013		150,000	140,359
International Bank for Reconstruction & Development, Note, (MTN) (Supra National)
4.125%	08/12/2009		350,000	343,726
International Finance Corp., Note (Supra National)
5.125%	05/02/2011		1,000,000	1,005,961
JPMorgan Chase & Company, Global Subordinated Note
5.125%	09/15/2014		750,000	738,646
Key Bank National Association, Subordinated Note, (MTN)
5.800%	07/01/2014		1,500,000	1,524,165
KFW—Kreditanstalt fuer Wiederaufbau, Global Note (Denmark)
3.250%	03/30/2009		1,000,000	961,783
KFW—Kreditanstalt fuer Wiederaufbau, Note (Germany)
3.375%	01/23/2008		500,000	489,386
KFW International Finance, Inc., Note
8.000%	02/15/2010		250,000	269,573
Korea Development Bank, Note (South Korea)
5.750%	09/10/2013		500,000	512,646
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.250%	06/15/2010		1,000,000	977,430
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.125%	10/15/2014		1,000,000	949,129
Landwirtschaftliche Rentenbank, Global Note (Germany)
4.875%	11/16/2015		1,000,000	981,749
Landwirtschaftliche Rentenbank, Note (Germany)
3.250%	06/16/2008		300,000	292,101
Marshall & Ilsley Corporation, Senior Note
4.375%	08/01/2009		500,000	489,318
MBNA America Bank, Note
5.375%	01/15/2008		850,000	849,045
Mellon Financial Company, Note
6.375%	02/15/2010		350,000	363,619
National City Bank of Ohio, Senior Note, (MTN)
3.300%	05/15/2008		350,000	340,171
National City Corporation, Subordinated Note
6.875%	05/15/2019		500,000	551,810
National Rural Utilities Cooperative Finance Corporation, Note
7.250%	03/01/2012		500,000	543,927
National Rural Utilities Cooperative Finance Corporation, Note
3.875%	02/15/2008		400,000	393,914
PNC Funding Corporation, Subordinated Note
5.250%	11/15/2015		200,000	196,997
Popular North America, Inc., Note, (MTN)
4.250%	04/01/2008		100,000	98,554
Royal Bank of Canada, Note (Canada)
5.650%	07/20/2011		500,000	510,016
Royal Bank of Scotland Group PLC, Global Note (United Kingdom)
5.000%	10/01/2014		750,000	728,957

Royal Bank of Scotland Group PLC, Note (FRN) (United Kingdom)
7.648%	08/29/2049		$500,000	$588,810
Sanwa Bank Ltd., Note
7.400%	06/15/2011		250,000	270,347
SLM Corporation, Note
3.950%	08/15/2008		1,150,000	1,125,549
SLM Corporation, Note, (MTN)
5.000%	10/01/2013		500,000	488,247
SouthTrust Corporation, Subordinated Note
5.800%	06/15/2014		750,000	762,503
Suntrust Banks, Inc., Subordinated Note
5.200%	01/17/2017		250,000	243,866
Swiss Bank Corporation, Subordinated Note
7.000%	10/15/2015		100,000	111,099
U.S. Bank NA, Note
4.800%	04/15/2015		250,000	239,742
Wachovia Corporation, Senior Note
5.250%	08/01/2014		1,000,000	989,344
Washington Mutual Bank FA, Global Subordinated Note, (MTN)
5.650%	08/15/2014		250,000	250,729
Washington Mutual, Inc., Note
4.000%	01/15/2009		1,000,000	975,451
Wells Fargo & Company, Note
5.000%	11/15/2014		750,000	729,629
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010		500,000	487,440
Wells Fargo & Company, Subordinated Note
7.550%	06/21/2010		750,000	804,454
Wells Fargo Bank NA, Note
6.450%	02/01/2011		1,000,000	1,045,248
Wells Fargo Financial, Inc., Note
5.500%	08/01/2012		750,000	759,701
Zions Bancorporation, Subordinated Note
6.000%	09/15/2015		500,000	510,019
				52,311,860
Beverages, Food & Tobacco—0.6%
Altria Group, Inc., Note
7.750%	01/15/2027		350,000	425,683
Altria Group, Inc., Note
7.000%	11/04/2013		400,000	435,200
Anheuser-Busch Companies, Inc., Note
6.800%	01/15/2031		350,000	384,198
Archer-Daniels Midland Company, Note
8.375%	04/15/2017		350,000	425,549
Bottling Group LLC, Series B, Senior Note
4.125%	06/15/2015		250,000	227,568
Bunge, Ltd. Finance Corporation, Guaranteed Senior Note
5.350%	04/15/2014		500,000	481,266
Campbell Soup Company, Note
4.875%	10/01/2013		250,000	241,411
Cia Brasileira de Bebidas, Guaranteed Note (Brazil)
8.750%	09/15/2013		100,000	117,000
Coca-Cola Enterprises, Inc., Note
8.500%	02/01/2022		150,000	190,725
ConAgra Foods, Inc., Note
6.750%	09/15/2011		97,000	102,256
ConAgra Foods, Inc., Note, 144A
5.819%	06/15/2017	*	153,000	151,630
ConAgra Foods, Inc., Senior Note
7.125%	10/01/2026		500,000	550,065
Coors Brewing Company, Senior Note
6.375%	05/15/2012		500,000	517,991
Diageo Capital PLC, Guaranteed Note (United Kingdom)
4.375%	05/03/2010		500,000	486,713

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
HJ Heinz Company, Guaranteed Note
6.625%	07/15/2011	$250,000	$260,275
Kellogg Company, Note
6.600%	04/01/2011	750,000	787,251
Kraft Foods, Inc., Global Note
6.500%	11/01/2031	100,000	108,101
Kraft Foods, Inc., Global Note
5.625%	11/01/2011	350,000	354,090
Sara Lee Corporation, Senior Note
2.750%	06/15/2008	250,000	240,299
Unilever Capital Corporation, Note
7.125%	11/01/2010	500,000	531,555
			7,018,826
Building Materials—0.2%
CRH America, Inc., Note
6.000%	09/30/2016	750,000	758,432
Hanson Australia Funding Ltd., Note (Australia)
5.250%	03/15/2013	100,000	97,655
Home Depot, Inc., Senior Note
4.625%	08/15/2010	500,000	489,888
Lafarge SA, Note (France)
6.500%	07/15/2016	750,000	784,481
			2,130,456
Chemicals—0.2%
Dow Chemical Company, Note
7.375%	11/01/2029	250,000	289,817
Dow Chemical Company, Note
6.000%	10/01/2012	150,000	154,305
Du Pont (E.I.) de Nemours & Company, Note
6.875%	10/15/2009	150,000	156,696
EI Du Pont de Nemours & Company, Note
4.750%	11/15/2012	500,000	484,370
Monsanto Co., Note
5.500%	08/15/2035	500,000	479,457
Potash Corporation of Saskatchewan, Note (Canada)
4.875%	03/01/2013	500,000	482,997
Praxair, Inc., Note
3.950%	06/01/2013	150,000	138,801
Rohm & Haas Company, Note
7.850%	07/15/2029	150,000	181,599
			2,368,042
Commercial Services—0.1%
PHH Corporation, Note
7.125%	03/01/2013	100,000	104,232
RR Donnelley & Sons Co., Note
4.950%	04/01/2014	550,000	507,977
USA Waste Services, Inc., Senior Note
7.000%	07/15/2028	550,000	591,966
			1,204,175
Communications—0.1%
Motorola, Inc., Note
7.500%	05/15/2025	500,000	581,499

Computer Software & Processing—0.0%
Computer Sciences Corporation, Senior Note
7.375%	06/15/2011	$100,000	$106,474
Electronic Data Systems Corporation, Series B, Senior Note
6.500%	08/01/2013	150,000	151,210
			257,684
Computers & Information—0.3%
International Business Machines Corp., Note, (MTN)
3.800%	02/01/2008	1,000,000	984,505
International Business Machines Corporation, Note
7.000%	10/30/2025	500,000	570,305
International Business Machines Corporation, Note
4.750%	11/29/2012	250,000	244,374
International Business Machines Corporation, Note, (MTN)
4.375%	06/01/2009	1,000,000	983,355
Pitney Bowes, Inc., Global Note, (MTN)
4.750%	01/15/2016	200,000	189,364
Pitney Bowes, Inc., Senior Note
5.000%	03/15/2015	500,000	482,522
			3,454,425
Cosmetics & Personal Care—0.1%
Procter & Gamble Company, Global Note
6.875%	09/15/2009	750,000	782,946
Procter & Gamble Company, Note
5.800%	08/15/2034	250,000	258,580
			1,041,526
Electric Utilities—1.4%
Alabama Power Company, Senior Note
5.500%	10/15/2017	150,000	150,192
Alabama Power Company, Series X, Senior Note
3.125%	05/01/2008	250,000	242,981
American Electric Power Company, Inc., Series C, Senior Note
5.375%	03/15/2010	250,000	249,950
Arizona Public Service Company, Note
6.500%	03/01/2012	150,000	155,126
Cincinnati Gas & Electric Company, Note
5.700%	09/15/2012	150,000	151,589
Columbus Southern Power Company, Series A, Senior Note
5.500%	03/01/2013	150,000	149,733
Consolidated Edison Company of New York, Inc., Note
4.875%	02/01/2013	200,000	195,496
Consolidated Edison Company of New York, Note
5.300%	03/01/2035	500,000	458,363
Constellation Energy Group, Inc., Note
7.600%	04/01/2032	150,000	175,737
Consumers Energy Co., Note
5.500%	08/15/2016	150,000	147,543
Dominion Resources, Inc., Senior Note
8.125%	06/15/2010	350,000	379,836
Dominion Resources, Inc., Series A, Senior Note
7.195%	09/15/2014	350,000	384,632
Dominion Resources, Inc., Virginia, Series 03B, Senior Note
4.125%	02/15/2008	500,000	492,668
DTE Energy Company, Note
7.050%	06/01/2011	350,000	371,240
Duke Capital Corporation, Senior Note
4.370%	03/01/2009	250,000	244,511
Duke Energy Corporation, Senior Note
6.450%	10/15/2032	500,000	536,835
Duke Energy Field Services Corporation LLC, Note
7.875%	08/16/2010	350,000	376,771

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Entergy Gulf States, Inc., Note
3.600%	06/01/2008	$100,000	$97,392
Exelon Corp., Senior Note
4.900%	06/15/2015	350,000	330,686
Exelon Generation Company LLC, Senior Note
6.950%	06/15/2011	500,000	527,236
FirstEnergy Corporation, Series B, Note
6.450%	11/15/2011	175,000	182,681
FirstEnergy Corporation, Series C, Note
7.375%	11/15/2031	175,000	199,902
Florida Power & Light Co., Note
4.950%	06/01/2035	500,000	446,227
Florida Power & Light Company, Note
5.625%	04/01/2034	50,000	49,343
Florida Power & Light Company, Note
4.850%	02/01/2013	150,000	146,962
FPL Group Capital, Inc., Guaranteed Note
7.375%	06/01/2009	100,000	104,700
Jersey Central Power & Light, Global Note
5.625%	05/01/2016	500,000	498,593
KeySpan Corporation, Note
7.625%	11/15/2010	350,000	376,416
Midamerican Energy Company, Note
6.750%	12/30/2031	250,000	277,940
Midamerican Energy Holdings Company, Senior Note
3.500%	05/15/2008	150,000	146,303
Midamerican Energy Holdings Company, Senior Note, Class D
5.000%	02/15/2014	150,000	144,660
National Grid PLC
6.300%	08/01/2016	500,000	518,771
NiSource Finance Corporation, Guaranteed Note
7.875%	11/15/2010	50,000	53,988
Northern States Power Company, Series A, Note
8.000%	08/28/2012	150,000	169,151
Oncor Electric Delivery Company, Senior Secured Note
6.375%	05/01/2012	350,000	360,696
Ontario Electricity Financial Corporation, Note (Canada)
7.450%	03/31/2013	350,000	392,771
Pacific Gas & Electric Company, Note
6.050%	03/01/2034	500,000	505,970
Pacific Gas & Electric Company, Note
4.800%	03/01/2014	1,000,000	959,951
Peco Energy Company, Note
3.500%	05/01/2008	150,000	146,496
Pepco Holdings, Inc., Note
6.450%	08/15/2012	150,000	155,698
Progress Energy, Inc., Senior Note
7.750%	03/01/2031	250,000	301,391
Progress Energy, Inc., Senior Note
7.100%	03/01/2011	188,000	200,391
PSEG Power LLC, Senior Note
8.625%	04/15/2031	500,000	640,524
Public Service Company of Colorado, Series 12, Note
4.875%	03/01/2013	200,000	195,131
Public Service Electric & Gas Company, Note
5.125%	09/01/2012	150,000	148,152
Scottish Power PLC, Note (United Kingdom)
5.375%	03/15/2015	500,000	494,160
South Carolina Electric & Gas Company, Note
5.300%	05/15/2033	150,000	141,465
Southern California Edison Company, Note
6.650%	04/01/2029	500,000	540,203
TXU Electric Delivery Company, Note
7.000%	09/01/2022	650,000	700,872

TXU Energy Company LLC, Senior Note
7.000%	03/15/2013	$150,000	$157,150
Virginia Electric and Power Co., Senior Note
6.000%	01/15/2036	600,000	599,167
Wisconsin Electric Power, Note
5.625%	05/15/2033	250,000	245,432
			16,019,774
Electrical Equipment—0.1%
Cooper Industries, Inc., Guaranteed Senior Note
5.500%	11/01/2009	100,000	100,535
Emerson Electric Company, Note
5.000%	12/15/2014	150,000	146,399
General Electric Company
5.000%	02/01/2013	800,000	792,145
			1,039,079
Electronics—0.2%
Arrow Electronics, Inc., Note
6.875%	07/01/2013	250,000	261,139
Cisco Systems, Inc., Senior Note
5.500%	02/22/2016	1,000,000	1,002,418
Raytheon Company, Note
6.150%	11/01/2008	1,000,000	1,013,232
			2,276,789
Entertainment & Leisure—0.3%
News America Holdings, Guaranteed Senior Note
7.750%	12/01/2045	200,000	229,278
News America Holdings, Inc., Note
8.000%	10/17/2016	150,000	172,577
News America Holdings, Inc., Note
7.600%	10/11/2015	350,000	392,387
News America, Inc., Note
5.300%	12/15/2014	500,000	492,315
Time Warner, Inc., Note
7.625%	04/15/2031	1,000,000	1,120,426
Time Warner, Inc., Note
6.875%	05/01/2012	150,000	158,689
Walt Disney Company, Note, (MTN)
7.000%	03/01/2032	500,000	579,212
Walt Disney Company, Note, (MTN)
6.375%	03/01/2012	250,000	262,296
			3,407,180
Financial Services—3.9%
Abbey National PLC, Note (United Kingdom)
7.950%	10/26/2029	250,000	317,485
Allstate Life Global Fund Trust, Series 2004-1, Note (MTN)
4.500%	05/29/2009	250,000	246,435
Amvescap PLC, Senior Note
5.375%	02/27/2013	100,000	99,092
Bank of Tokyo-Mitsubishi Ltd. (The), Global Senior Subordinated Note (Japan)
8.400%	04/15/2010	250,000	272,230
Bear Stearns Companies (The), Inc., Note
7.625%	12/07/2009	1,000,000	1,065,264
Bear Stearns Companies, Inc., (The), Note
5.700%	11/15/2014	50,000	50,836
Bear Stearns Companies, Inc., (The), Note
2.875%	07/02/2008	1,000,000	966,474
Berkshire Hathaway Finance Corp., Guaranteed Senior Note
4.850%	01/15/2015	1,000,000	970,511
Berkshire Hathaway Finance Corp., Guaranteed Senior Note
4.125%	01/15/2010	500,000	486,283
BHP Finance USA Ltd., Guaranteed Senior Note
4.800%	04/15/2013	150,000	145,387

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Citigroup, Inc., Global Note
5.850%	12/11/2034		$500,000	$509,341
Citigroup, Inc., Global Senior Note
6.500%	01/18/2011		1,000,000	1,047,223
Citigroup, Inc., Global Senior Note
6.000%	02/21/2012		350,000	361,274
Citigroup, Inc., Global Subordinated Note
6.625%	06/15/2032		150,000	166,242
Citigroup, Inc., Global Subordinated Note
5.625%	08/27/2012		150,000	152,353
Citigroup, Inc., Subordinated Note
5.000%	09/15/2014		2,513,000	2,457,551
Countrywide Financial Corp., Note
6.250%	05/15/2016		500,000	510,514
Credit Suisse First Boston USA, Inc., Global Note
4.875%	01/15/2015		1,000,000	971,315
Credit Suisse First Boston USA, Inc., Note
6.500%	01/15/2012		350,000	368,219
Credit Suisse First Boston USA, Inc., Note
6.125%	11/15/2011		1,000,000	1,036,536
Credit Suisse First Boston USA, Inc., Note
5.500%	08/15/2013		150,000	152,179
Credit Suisse First Boston USA, Inc., Senior Global Note
5.125%	01/15/2014		500,000	495,727
EOP Operating, LP, Guaranteed Note
7.000%	07/15/2011		350,000	379,131
EOP Operating, LP, Guaranteed Note
4.750%	03/15/2014		500,000	496,062
EOP Operating, LP, Note
7.875%	07/15/2031		500,000	590,993
EOP Operating, LP, Note
6.800%	01/15/2009		500,000	516,917
Export-Import Bank Of Korea (South Korea)
5.125%	03/16/2015		500,000	490,042
General Electric Capital Corp., Note
4.125%	09/01/2009		1,000,000	975,602
General Electric Capital Corp., Note, (MTN)
5.450%	01/15/2013		1,000,000	1,010,853
General Electric Capital Corporation, Note
6.000%	06/15/2012		1,000,000	1,036,368
General Electric Capital Corporation, Note
4.625%	09/15/2009		1,000,000	987,839
General Electric Capital Corporation, Note
3.500%	05/01/2008		250,000	244,540
General Electric Capital Corporation, Note, (MTN)
6.750%	03/15/2032		750,000	861,731
General Electric Capital Corporation, Note, (MTN)
5.875%	02/15/2012		500,000	514,722
Goldman Sachs Group, Inc., Global Note
5.125%	01/15/2015		500,000	489,332
Goldman Sachs Group, Inc., Guaranteed Note
6.345%	02/15/2034		500,000	507,767
Goldman Sachs Group, Inc., Note
6.875%	01/15/2011		250,000	264,875
Goldman Sachs Group, Inc., Senior Note
6.600%	01/15/2012		650,000	687,886
Goldman Sachs Group, Inc., Senior Note
6.125%	02/15/2033	†	700,000	715,611
Goldman Sachs Group, Inc., Senior Note
5.700%	09/01/2012		250,000	254,915
Goldman Sachs Group, Inc., Senior Note
5.150%	01/15/2014		500,000	493,270
Goldman Sachs Group, Inc., Senior Note
4.125%	01/15/2008		800,000	791,055

Goldman Sachs Group, Inc., Series B, Note, (MTN)
7.350%	10/01/2009		$750,000	$791,675
Household Finance Corporation
6.375%	10/15/2011		1,750,000	1,831,827
John Deere Capital Corporation, Note
7.000%	03/15/2012		350,000	374,956
JP Morgan & Company, Inc., Note
6.000%	01/15/2009		350,000	355,145
JP Morgan Chase & Company, Global Subordinated Note
5.750%	01/02/2013		1,750,000	1,783,224
JP Morgan Chase & Company, Note
6.750%	02/01/2011		750,000	789,183
Lehman Brothers Holdings, Inc., Note
7.875%	08/15/2010		1,000,000	1,080,568
Lehman Brothers Holdings, Inc., Note
4.000%	01/22/2008		850,000	838,502
Lehman Brothers Holdings, Inc., Note, (MTN)
6.625%	01/18/2012		750,000	793,289
Merrill Lynch & Company, Inc., Note, (MTN)
5.450%	07/15/2014		500,000	503,439
Merrill Lynch & Company, Inc., Note
6.000%	02/17/2009		1,000,000	1,016,791
Merrill Lynch & Company, Inc., Note, (MTN)
4.125%	09/10/2009		500,000	487,021
Merrill Lynch & Company, Inc., Note, (MTN)
3.700%	04/21/2008		250,000	244,688
Merrill Lynch & Company, Inc., Subordinated Note
6.220%	09/15/2026		1,000,000	1,033,409
Merrill Lynch & Company., Inc., Note
6.875%	11/15/2018		250,000	278,280
Morgan Stanley, Note
8.000%	06/15/2010		750,000	815,709
Morgan Stanley, Note
7.250%	04/01/2032		100,000	117,817
Morgan Stanley, Note
4.750%	04/01/2014		1,000,000	957,567
Morgan Stanley, Note
3.875%	01/15/2009		2,750,000	2,682,958
Residential Capital Corp., Note
6.875%	06/30/2015		500,000	519,174
Residential Capital Corp., Senior Note
6.000%	02/22/2011		550,000	549,456
Residential Capital Corporation, Note
6.375%	06/30/2010		350,000	354,347
Rio Tinto Finance USA, Ltd., Guaranteed Note (Australia)
2.625%	09/30/2008		100,000	95,692
Swiss Bank Corporation of New York, Note, (MTN)
7.375%	06/15/2017		100,000	115,153
U.S. Bank National Association, Note, (MTN)
6.375%	08/01/2011		750,000	783,692
Washington Mutual, Inc., Senior Note
4.375%	01/15/2008		1,000,000	989,974
				45,341,518
Food Retailers—0.1%
Kroger Co. (The), Senior Note
7.500%	04/01/2031		700,000	787,994
Safeway, Inc., Note
7.500%	09/15/2009		800,000	840,035
				1,628,029
Forest Products & Paper—0.1%
Kimberly Clark Corporation, Note
5.625%	02/15/2012		250,000	254,451
MeadWestvaco Corporation, Note
6.850%	04/01/2012		150,000	157,359

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Weyerhaeuser Company, Note
7.375%	03/15/2032	$750,000	$785,154
Weyerhaeuser Company, Note
6.750%	03/15/2012	100,000	104,991
			1,301,955
Heavy Construction—0.1%
Centex Corporation, Senior Note
4.750%	01/15/2008	100,000	99,073
Centex Corporation, Senior Note
4.550%	11/01/2010	1,000,000	963,391
Lennar Corporation, Series B, Senior Note
5.500%	09/01/2014	500,000	480,848
			1,543,312
Heavy Machinery—0.1%
Caterpillar, Inc., Senior Note
7.250%	09/15/2009	750,000	787,939
Deere & Company, Global Note
6.950%	04/25/2014	250,000	272,360
			1,060,299
Home Construction, Furnishings & Appliances—0.1%
Masco Corporation, Senior Note
5.875%	07/15/2012	250,000	250,569
MDC Holdings, Inc., Senior Note
5.500%	05/15/2013	500,000	478,682
Newell Rubbermaid, Inc., Note
4.625%	12/15/2009	100,000	97,735
Pulte Homes, Inc., Senior Note
7.875%	08/01/2011	350,000	379,227
			1,206,213
Household Products—0.0%
Fortune Brands, Inc., Note
5.375%	01/15/2016	500,000	474,936
Industrial—Diversified—0.1%
Tyco International Group SA, Guaranteed Note (Luxembourg)
6.750%	02/15/2011	500,000	527,674
Tyco International Group SA, Note (Luxembourg)
6.125%	11/01/2008	1,000,000	1,012,810
			1,540,484
Insurance—1.2%
Allstate Corporation (The), Senior Note
7.200%	12/01/2009	750,000	790,589
Allstate Corporation (The), Senior Note
5.350%	06/01/2033	500,000	470,812
American General Finance Corporation, Senior Note, (MTN)
5.375%	10/01/2012	650,000	648,990
American International Group, Inc., Global Senior Note
4.250%	05/15/2013	100,000	93,895
American International Group, Inc., Note
6.250%	05/01/2036	500,000	533,080
American International Group, Inc., Note
5.050%	10/01/2015	750,000	730,552
Anthem, Inc., Note
6.800%	08/01/2012	150,000	159,286
Assurant, Inc., Global Note
5.625%	02/15/2014	500,000	499,370
Assurant, Inc., Senior Note
6.750%	02/15/2034	650,000	700,632

Axa Company (France)
8.600%	12/15/2030	$250,000	$325,085
AXA Financial, Inc., Senior Note
7.750%	08/01/2010	100,000	107,791
Cincinnati Financial Corp., Senior Note
6.125%	11/01/2034	500,000	510,856
General Electric Global Insurance Holding Corporation, Note
7.500%	06/15/2010	150,000	160,199
Genworth Financial, Inc., Note
5.750%	06/15/2014	500,000	510,230
Hartford Financial Services Group, Inc., Senior Note
6.100%	10/01/2041	150,000	152,276
ING Groep NV, Secured Note (Netherlands)
5.775%	12/08/2049	1,000,000	991,230
International Lease Finance Corp., Note, (MTN)
5.450%	03/24/2011	1,000,000	1,004,293
Marsh & McLennan Cos., Inc., Senior Note
5.750%	09/15/2015	1,000,000	985,473
MetLife, Inc., Note
5.000%	11/24/2013	500,000	489,950
MetLife, Inc., Senior Note
6.500%	12/15/2032	100,000	108,704
Progressive Corporation (The), Senior Note
6.625%	03/01/2029	150,000	166,509
Protective Life Secured Trust, Note, (MTN)
4.000%	04/01/2011	400,000	381,094
Prudential Financial, Inc., Note, (MTN)
5.100%	09/20/2014	500,000	489,159
Prudential Financial, Inc., Note, (MTN)
3.750%	05/01/2008	100,000	97,667
Radian Group, Inc., Senior Note
5.625%	02/15/2013	100,000	100,130
Safeco Corporation, Senior Note
4.875%	02/01/2010	150,000	148,476
Travelers Property Casualty Corporation, Note
7.750%	04/15/2026	500,000	598,148
UnitedHealth Group, Inc., Note
5.000%	08/15/2014	500,000	485,456
UnitedHealth Group, Inc., Note
3.750%	02/10/2009	1,150,000	1,114,677
WellPoint, Inc., Note
5.950%	12/15/2034	750,000	740,414
			14,295,023
Media—Broadcasting & Publishing—0.7%
British Sky Broadcasting PLC, Note (United Kingdom)
8.200%	07/15/2009	250,000	266,352
Comcast Cable Communications Holdings, Inc., Note
9.455%	11/15/2022	400,000	519,157
Comcast Cable Communications Holdings, Inc., Note
8.375%	03/15/2013	500,000	570,232
Comcast Corp., Note
5.850%	01/15/2010	1,000,000	1,014,650
Comcast Corp., Note
5.650%	06/15/2035	500,000	455,391
Comcast Corp., Note
5.300%	01/15/2014	500,000	490,437
Comcast Corporation, Note
7.050%	03/15/2033	500,000	536,301
COX Communications, Inc., Note
5.500%	10/01/2015	75,000	72,792
COX Communications, Inc., Note
5.450%	12/15/2014	300,000	292,734
COX Communications, Inc., Note
4.625%	06/01/2013	250,000	235,556
Time Warner Entertainment Company, LP, Senior Note
8.375%	03/15/2023	1,000,000	1,175,918

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Viacom, Inc., Senior Note
7.875%	07/30/2030	$250,000	$262,699
Viacom, Inc., Senior Note
6.625%	05/15/2011	1,000,000	1,033,841
Viacom, Inc., Senior Note
6.250%	04/30/2016	1,000,000	994,806
Viacom, Inc., Senior Note
5.625%	08/15/2012	50,000	49,382
			7,970,248
Medical Supplies—0.0%
Johnson & Johnson, Note
4.950%	05/15/2033	200,000	188,886
Metals—0.2%
Alcan, Inc., Note (Canada)
6.125%	12/15/2033	150,000	148,820
Alcan, Inc., Senior Note (Canada)
4.875%	09/15/2012	350,000	339,884
Alcoa, Inc., Note
7.375%	08/01/2010	750,000	800,162
Vale Overseas, Ltd., Guaranteed Note (Cayman Islands)
6.875%	11/21/2036	600,000	618,388
			1,907,254
Oil & Gas—1.4%
Alberta Energy Ltd., Note
7.375%	11/01/2031	400,000	451,378
Amerada Hess Corp., Note
7.300%	08/15/2031	250,000	279,853
Amerada Hess Corporation
6.650%	08/15/2011	150,000	156,345
Anadarko Petroleum Corp., Senior Note
6.450%	09/15/2036	850,000	861,771
Apache Finance Canada Corporation, Note (Canada)
7.750%	12/15/2029	150,000	183,012
Burlington Resources Finance Company, Guaranteed Note (Canada)
7.200%	08/15/2031	150,000	176,338
Canadian Natural Resources Ltd., Note (Canada)
5.450%	10/01/2012	250,000	247,398
Canadian Natural Resources, Ltd., Note (Canada)
5.850%	02/01/2035	500,000	461,894
CenterPoint Energy Resources Corp., Series B, Senior Note
7.875%	04/01/2013	850,000	944,259
Conoco, Inc., Note
6.950%	04/15/2029	1,250,000	1,424,094
Consolidated Natural Gas Company, Senior Note
5.000%	03/01/2014	250,000	241,480
Devon Financing Corporation ULC, Note
7.875%	09/30/2031	500,000	603,368
Devon Financing Corporation ULC, Note
6.875%	09/30/2011	750,000	793,864
Enbridge Energy Partners, LP, Note
4.000%	01/15/2009	50,000	48,480
Enterprise Products Operating, LP, Note
4.950%	06/01/2010	150,000	147,581
Enterprise Products Operating, LP, Series B, Senior Note
5.600%	10/15/2014	150,000	147,549
Enterprise Products Partners, LP, Senior Note
6.875%	03/01/2033	150,000	157,109

Kinder Morgan Energy Partners, LP, Note
6.750%	03/15/2011	$500,000	$520,716
Kinder Morgan, Inc., Note
7.250%	03/01/2028	150,000	145,107
Kinder Morgan, Inc., Senior Note
6.500%	09/01/2012	750,000	754,436
Marathon Oil Corporation, Note
6.125%	03/15/2012	350,000	360,841
Nexen, Inc., Note (Canada)
5.050%	11/20/2013	250,000	241,632
Norsk Hydro AS, Note (Norway)
6.360%	01/15/2009	450,000	458,814
Occidental Petroleum Corporation, Note
7.200%	04/01/2028	250,000	289,535
Pemex Project Funding Master Trust, Guaranteed Note
9.375%	12/02/2008	350,000	375,375
Pemex Project Funding Master Trust, Note
9.125%	10/13/2010	350,000	393,400
Pemex Project Funding Master Trust, Note
8.625%	02/01/2022	750,000	928,875
Pemex Project Funding Master Trust, Note
7.375%	12/15/2014	350,000	386,225
Petro-Canada, Senior Note (Canada)
5.950%	05/15/2035	250,000	237,847
Phillips 66 Capital Trust II, Note
8.000%	01/15/2037	750,000	780,387
Southern California Gas Company, Note
4.800%	10/01/2012	100,000	97,387
Suncor Energy, Inc., Note
7.150%	02/01/2032	500,000	580,519
Texaco Capital, Inc., Note
5.500%	01/15/2009	350,000	353,238
TransCanada Corp., Senior Note (Canada)
5.850%	03/15/2036	500,000	489,000
TransCanada Pipelines Ltd., Note (Canada)
4.000%	06/15/2013	250,000	230,732
Transocean, Inc., Note (Cayman Islands)
7.375%	04/15/2018	100,000	109,986
Union Pacific Resources Group, Inc., Note
7.150%	05/15/2028	350,000	380,945
Valero Energy Corporation, Note
4.750%	06/15/2013	500,000	474,764
XTO Energy, Inc., Senior Note
4.900%	02/01/2014	750,000	716,021
			16,631,555
Pharmaceuticals—0.6%
Abbott Laboratories, Note
5.875%	05/15/2016	1,000,000	1,031,882
Abbott Laboratories, Note
3.500%	02/17/2009	250,000	242,044
American Home Products Corporation, Senior Note
6.950%	03/15/2011	250,000	265,750
Eli Lilly & Company, Note
6.770%	01/01/2036	250,000	287,921
Eli Lilly & Company, Note
2.900%	03/15/2008	150,000	146,049
Genentech, Inc., Senior Note
5.250%	07/15/2035	600,000	560,152
Genentech, Inc., Senior Note
4.750%	07/15/2015	200,000	191,797
Genentech, Inc., Senior Note
4.400%	07/15/2010	100,000	97,842
GlaxoSmithKline Capital, Inc., Guaranteed Note
4.375%	04/15/2014	500,000	472,098
Merck & Company, Inc., Note
4.750%	03/01/2015	250,000	238,525

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Merck & Company, Inc., Senior Note
4.375%	02/15/2013	$200,000	$190,119
Pharmacia Corporation, Note
6.500%	12/01/2018	350,000	383,958
Schering-Plough Corp., Senior Note
5.550%	12/01/2013	1,000,000	1,004,322
Schering-Plough Corporation, Senior Note
6.750%	12/01/2033	250,000	272,032
Wyeth, Note
5.500%	03/15/2013	100,000	100,778
Wyeth, Senior Note
6.500%	02/01/2034	250,000	272,834
Wyeth, Senior Note
5.500%	02/01/2014	1,250,000	1,258,239
			7,016,342
Real Estate—0.2%
Boston Properties, Inc. REIT
6.250%	01/15/2013	750,000	781,520
Camden Property Trust REIT, Note
5.000%	06/15/2015	200,000	192,090
ERP Operating, LP, Note
5.200%	04/01/2013	250,000	247,539
ERP Operating, LP, Senior Note
5.375%	08/01/2016	500,000	495,690
Simon Property Group, LP REIT, Note
6.350%	08/28/2012	250,000	260,529
			1,977,368
Restaurants—0.0%
Yum! Brands, Inc., Senior Note
7.700%	07/01/2012	250,000	273,602
Retailers—0.5%
CVS Corporation, Note
4.875%	09/15/2014	530,000	507,405
Federated Department Stores, Inc., Senior Note
6.900%	04/01/2029	500,000	507,635
Federated Department Stores, Inc., Senior Note
6.300%	04/01/2009	253,000	257,350
Fred Meyer, Inc., Note
7.450%	03/01/2008	750,000	766,448
Limited Brands, Note
5.250%	11/01/2014	250,000	237,904
May Department Stores Company (The), Note
5.750%	07/15/2014	250,000	244,914
Target Corporation, Note
7.000%	07/15/2031	350,000	406,095
Wal-Mart Stores, Inc., Note
7.550%	02/15/2030	750,000	912,399
Wal-Mart Stores, Inc., Note
6.875%	08/10/2009	750,000	781,833
Wal-Mart Stores, Inc., Note
4.550%	05/01/2013	500,000	482,592
Wal-Mart Stores, Inc., Note
4.125%	02/15/2011	250,000	240,686
			5,345,261
Telephone Systems—1.9%
Alltel Corporation, Senior Note
7.000%	07/01/2012	250,000	260,018
America Movil SA de CV, Guaranteed Senior Note (Mexico)
5.500%	03/01/2014	100,000	98,002

AT&T Wireless Services, Inc., Senior Note
8.750%	03/01/2031	$250,000	$325,834
AT&T Wireless Services, Inc., Senior Note
7.875%	03/01/2011	750,000	818,804
Bellsouth Capital Funding Corporation, Note
7.875%	02/15/2030	900,000	1,048,074
BellSouth Corporation, Note
6.875%	10/15/2031	350,000	371,833
BellSouth Corporation, Note
6.000%	10/15/2011	250,000	256,758
British Telecommunications PLC, Note (United Kingdom)
8.875%	12/15/2030	150,000	205,775
British Telecommunications PLC, Note (United Kingdom)
8.375%	12/15/2010	2,000,000	2,233,900
Cingular Wireless LLC, Senior Note
6.500%	12/15/2011	250,000	262,237
Deutsche Telekom International Finance BV, Guaranteed Note (Netherlands)
8.250%	06/15/2030	750,000	924,665
Deutsche Telekom International Finance BV, Note, Step Bond (Netherlands)
8.000%	06/15/2010	700,000	758,554
Embarq Corp., Note
7.082%	06/01/2016	500,000	509,879
France Telecom SA, Global Step Note (France)
8.500%	03/01/2031	500,000	658,311
France Telecom SA, Global Step Note (France)
7.750%	03/01/2011	100,000	109,024
GTE Corporation, Note
7.510%	04/01/2009	200,000	208,695
Koninklijve KPN NV, Note (Netherlands)
8.000%	10/01/2010	350,000	377,950
SBC Communications, Inc., Global Note
6.250%	03/15/2011	250,000	258,339
SBC Communications, Inc., Global Note
6.150%	09/15/2034	500,000	493,399
SBC Communications, Inc., Global Note
5.300%	11/15/2010	1,250,000	1,251,251
SBC Communications, Inc., Global Note
5.100%	09/15/2014	500,000	486,236
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009	750,000	765,426
Sprint Capital Corporation, Note
8.375%	03/15/2012	850,000	945,679
Sprint Capital Corporation, Note
6.875%	11/15/2028	500,000	501,913
Sprint Capital Corporation, Note
6.125%	11/15/2008	1,000,000	1,012,258
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
6.000%	09/30/2014	250,000	227,466
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
4.950%	09/30/2014	1,500,000	1,391,844
Telecom Italia Capital SA, Series B, Senior Note (Luxembourg)
5.250%	11/15/2013	350,000	334,193
Telefonica Emisones SAU, Guaranteed Senior Note (Spain)
6.421%	06/20/2016	500,000	516,721
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030	350,000	418,182
Verizon Global Funding Corporation
7.375%	09/01/2012	1,000,000	1,094,595
Verizon Global Funding Corporation, Note
7.750%	12/01/2030	750,000	882,326
Verizon Pennsylvania, Inc., Note, Class A
5.650%	11/15/2011	350,000	351,609

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Verizon Virginia, Inc., Note
4.625%	03/15/2013		$250,000	$235,086
Vodafone Group PLC, Note (United Kingdom)
7.875%	02/15/2030		250,000	294,155
Vodafone Group PLC, Note (United Kingdom)
7.750%	02/15/2010		550,000	586,530
				21,475,521
Transportation—0.3%
Burlington Northern Santa Fe Corporation, Note
7.125%	12/15/2010		750,000	799,106
Canadian National Railway Company, Note (Canada)
4.400%	03/15/2013		585,000	557,080
CSX Corporation, Note
6.750%	03/15/2011		300,000	315,285
Norfolk Southern Corp., Note
5.257%	09/17/2014		500,000	496,252
Norfolk Southern Corporation, Note
7.700%	05/15/2017		350,000	407,804
Norfolk Southern Corporation., Note
7.050%	05/01/2037		500,000	577,539
Union Pacific Corporation, Note
6.625%	02/01/2029		250,000	272,745
				3,425,811
TOTAL CORPORATE OBLIGATIONS
(Cost $239,053,835)				237,625,918

U.S. GOVERNMENT AGENCY OBLIGATIONS—45.6%
U.S. Government Agencies—10.8%
Federal Home Loan Bank
5.945%	07/28/2008		2,000,000	2,023,464
5.750%	05/15/2012	†	5,225,000	5,428,367
5.375%	05/18/2016		2,000,000	2,058,090
5.250%	06/18/2014		2,500,000	2,544,747
4.900%	07/24/2008		350,000	349,177
4.375%	03/17/2010		825,000	811,802
4.100%	06/13/2008		3,250,000	3,206,141
4.000%	03/10/2008		500,000	493,420
3.625%	11/14/2008		2,500,000	2,438,495
3.000%	04/15/2009		8,000,000	7,676,088
2.750%	03/14/2008		1,750,000	1,701,712
2.625%	07/15/2008		3,250,000	3,135,808
Federal Home Loan Mortgage Corporation
7.000%	03/15/2010		2,630,000	2,790,617
6.750%	09/15/2029		660,000	795,825
6.250%	07/15/2032	†	1,050,000	1,212,496
6.000%	06/15/2011- 09/19/2016		1,200,000	1,209,380
5.750%	04/15/2008- 01/15/2012		3,150,000	3,188,666
5.625%	11/23/2035		130,000	125,697
5.500%	04/24/2009- 07/18/2016		6,640,000	6,877,624
5.450%	09/02/2011- 11/21/2013		1,100,000	1,098,057
5.400%	02/28/2011- 03/09/2011		900,000	900,012
5.375%	05/22/2008		2,700,000	2,700,202
5.250%	02/24/2011		600,000	600,279
5.200%	03/05/2019		200,000	194,875

5.125%	07/15/2012		$2,000,000	$2,016,684
5.050%	01/26/2015		300,000	300,426
5.000%	02/08/2008- 01/30/2014		1,100,000	1,097,413
4.900%	11/03/2008		400,000	398,911
4.750%	12/08/2010		500,000	496,733
4.625%	02/21/2008		1,500,000	1,491,153
4.500%	08/04/2008- 11/01/2035		4,260,068	4,154,632
4.375%	01/25/2010- 07/17/2015		4,600,000	4,490,068
4.250%	06/23/2008		1,000,000	988,615
4.125%	09/01/2009- 02/24/2011		5,150,000	5,031,103
4.000%	09/22/2009		560,000	546,770
3.625%	09/15/2008		2,260,000	2,208,698
Federal National Mortgage Association
7.250%	01/15/2010		2,800,000	2,980,933
7.125%	06/15/2010		1,500,000	1,604,877
6.625%	09/15/2009- 11/15/2030		5,750,000	6,175,257
6.375%	06/15/2009		394,000	406,725
6.250%	05/15/2029		2,240,000	2,554,738
6.125%	07/17/2013		500,000	505,231
6.070%	05/12/2016		700,000	704,819
6.000%	05/15/2011		2,500,000	2,605,575
5.700%	10/05/2021		300,000	296,368
5.500%	03/15/2011		1,400,000	1,430,958
5.280%	02/27/2009		1,400,000	1,399,640
5.250%	04/04/2008		900,000	899,690
5.100%	02/22/2008		500,000	499,636
5.000%	01/23/2009		750,000	749,992
4.875%	01/11/2008- 12/15/2016		1,500,000	1,489,163
4.625%	10/15/2013		5,800,000	5,690,426
4.500%	10/15/2008		3,000,000	2,974,494
4.375%	03/15/2013		1,450,000	1,405,463
4.125%	05/15/2010		1,200,000	1,171,198
3.250%	01/15/2008- 02/15/2009		9,700,000	9,443,435
0.000%	06/01/2017		1,000,000	589,262
Financing Corporation, Note
9.650%	11/02/2018		500,000	699,806
8.600%	09/26/2019		500,000	660,575
Tennessee Valley Authority
6.250%	12/15/2017		1,200,000	1,323,832
				125,044,340
U.S. Government Agencies—Mortgage Backed—34.8%
Federal Home Loan Mortgage Corporation
7.500%	06/01/2027- 10/01/2029		722,480	754,663
7.000%	02/01/2016- 02/01/2037		2,391,531	2,458,121
6.500%	05/01/2008- 10/01/2036		13,353,101	13,649,807
6.000%	11/01/2016- 09/01/2036		20,705,376	20,898,311
5.500%	02/01/2018- 12/01/2036		46,801,295	46,404,900
5.000%	05/01/2018- 04/01/2036		46,567,072	45,224,620
4.500%	07/01/2011- 09/01/2036		20,318,097	19,514,498
4.000%	04/01/2009- 12/01/2020		4,171,515	3,938,223
3.500%	05/01/2011		66,986	63,499

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—(Continued)
Federal Home Loan Mortgage Corporation TBA
6.000%	02/01/2037		$3,000,000	$3,020,625
5.000%	02/01/2037		1,000,000	964,688
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		80,502	83,969
7.000%	03/01/2030- 10/01/2036		4,866,434	5,000,647
6.500%	02/01/2017- 09/01/2036		11,485,977	11,731,903
6.000%	04/01/2014- 10/01/2036		41,609,007	41,945,213
5.500%	01/01/2018- 03/01/2036		64,246,627	63,664,358
5.000%	03/01/2018- 11/01/2036		60,687,602	58,963,692
4.500%	08/01/2011- 07/01/2035		17,715,386	16,947,718
4.000%	07/01/2011- 12/01/2018		5,482,451	5,194,995
Federal National Mortgage Association TBA
6.500%	02/01/2037		1,000,000	1,018,438
5.500%	02/01/2037		2,000,000	1,975,624
4.500%	02/01/2022		1,000,000	964,062
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		1,012,620	1,057,250
7.000%	09/15/2031		752,336	777,901
6.500%	03/15/2026- 06/15/2036		4,713,889	4,841,751
6.000%	02/15/2033- 11/15/2036		9,841,229	9,986,915
5.500%	03/15/2033- 06/15/2036		13,750,205	13,698,700
5.000%	05/15/2033- 12/15/2035		7,893,388	7,683,538
Government National Mortgage Association TBA
5.500%	02/01/2037		1,000,000	994,688
5.000%	02/01/2037		1,000,000	972,188
				404,395,505
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $536,168,407)				529,439,845

U.S. TREASURY OBLIGATIONS—24.3%
U.S. Treasury Bonds—7.4%
U.S. Treasury Bond
13.250%	05/15/2014		850,000	1,010,272
11.750%	11/15/2014		500,000	592,969
11.250%	02/15/2015		500,000	718,477
10.375%	11/15/2012		300,000	313,430
9.875%	11/15/2015	†	1,550,000	2,124,348
9.125%	05/15/2018	†	2,000,000	2,751,408
8.750%	05/15/2017- 05/15/2020	†	7,190,000	9,738,208
8.500%	02/15/2020	†	2,500,000	3,377,150
8.125%	08/15/2019	†	5,990,000	7,827,714
8.000%	11/15/2021		2,000,000	2,651,876
7.875%	02/15/2021		3,500,000	4,559,026
7.625%	02/15/2025		1,600,000	2,118,126
7.500%	11/15/2024		1,350,000	1,764,598

7.250%	05/15/2016- 08/15/2022		$5,580,000	$6,831,044
7.125%	02/15/2023		2,425,000	3,019,506
6.500%	11/15/2026		1,150,000	1,381,797
6.250%	05/15/2030	†	2,910,000	3,467,448
6.125%	11/15/2027	†	4,100,000	4,758,243
6.000%	02/15/2026	†	1,750,000	1,985,294
5.750%	08/15/2010		2,360,000	2,442,140
5.375%	02/15/2031	†	2,841,000	3,044,089
5.250%	02/15/2029		3,880,000	4,070,364
5.000%	08/15/2011	†	15,560,000	15,782,461
				86,329,988
U.S. Treasury Notes—16.9%
U.S. Treasury Note
6.000%	08/15/2009		4,470,000	4,606,371
5.625%	05/15/2008		3,440,000	3,472,522
5.500%	02/15/2008- 05/15/2009		5,000,000	5,062,816
5.125%	05/15/2016	†	500,000	515,176
5.000%	07/31/2008- 02/15/2011	†	15,740,000	15,827,657
4.875%	08/31/2008- 02/15/2012	†	39,805,000	40,049,875
4.750%	11/15/2008	†	9,100,000	9,091,118
4.625%	02/29/2008- 11/15/2016	†	9,080,000	9,036,094
4.500%	02/28/2011- 02/15/2036	†	11,910,000	11,672,129
4.375%	01/31/2008	†	8,000,000	7,949,688
4.250%	01/15/2011- 08/15/2015	†	13,850,000	13,465,410
4.125%	08/15/2008- 05/15/2015	†	8,630,000	8,347,076
4.000%	03/15/2010- 02/15/2015		26,090,000	25,454,303
3.875%	02/15/2013	†	1,350,000	1,292,467
3.750%	05/15/2008		5,650,000	5,565,256
3.625%	07/15/2009- 05/15/2013		2,910,000	2,821,306
3.500%	12/15/2009		5,770,000	5,579,550
3.375%	12/15/2008- 10/15/2009		7,380,000	7,155,944
3.250%	01/15/2009		7,630,000	7,405,876
3.125%	04/15/2009		1,570,000	1,514,928
3.000%	02/15/2008	†	6,100,000	5,970,857
2.625%	05/15/2008		4,100,000	3,978,923
				195,835,342
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $284,491,332)				282,165,330

MUNICIPAL OBLIGATIONS—0.2%
Financial Services—0.2%
Illinois State (Illinois)
5.100%	06/01/2033		1,100,000	1,054,240
New Jersey Economic Development Authority (New Jersey)
7.425%	02/15/2029		500,000	619,785
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016		25,000	23,311
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016		525,000	494,266
Oregon State (Oregon)
5.762%	06/01/2023		200,000	205,826
TOTAL MUNICIPAL OBLIGATIONS
(Cost $2,333,086)				2,397,428

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
SOVEREIGN DEBT OBLIGATIONS—1.7%
Government Issued—1.7%
British Columbia (Province of) (Canada)
6.500%	01/15/2026	$150,000	$171,211
Canadian Government (Canada)
5.250%	11/05/2008	250,000	251,329
Hydro Quebec (Canada)
6.300%	05/11/2011	350,000	366,186
Hydro-Quebec (Canada)
8.050%	07/07/2024	500,000	649,496
Italian Republic (Italy)
6.875%	09/27/2023	750,000	868,046
Italian Republic (Italy)
6.000%	02/22/2011	1,550,000	1,601,200
Italian Republic (Italy)
5.375%	06/15/2033	500,000	494,761
Italian Republic (Italy)
4.375%	06/15/2013	1,000,000	961,478
Italian Republic (Italy)
3.250%	05/15/2009	500,000	480,837
Malaysia Government (Malaysia)
8.750%	06/01/2009	500,000	538,861
Malaysia Government (Malaysia)
7.500%	07/15/2011	250,000	272,360
Nova Scotia Province (Canada)
5.750%	02/27/2012	350,000	360,745
Ontario Province (Canada)
5.500%	10/01/2008	550,000	553,379
Ontario Province (Canada)
5.450%	04/27/2016	1,000,000	1,028,371
Ontario Province (Canada)
4.500%	02/03/2015	400,000	387,266
Ontario Province (Canada)
3.625%	10/21/2009	250,000	240,834
Ontario Province (Canada)
3.282%	03/28/2008	250,000	244,044
People’s Republic of China (China)
4.750%	10/29/2013	250,000	245,026
Quebec Province (Canada)
7.500%	09/15/2029	600,000	763,630
Quebec Province (Canada)
6.125%	01/22/2011	850,000	878,994
Quebec Province (Canada)
5.750%	02/15/2009	850,000	862,079
Region of Lombardy (Italy)
5.804%	10/25/2032	100,000	103,733
Republic of Chile (Chile)
5.500%	01/15/2013	150,000	151,485
Republic of Finland (Finland)
6.950%	02/15/2026	150,000	179,300
Republic of Korea (South Korea)
8.875%	04/15/2008	250,000	262,151
Republic of Korea (South Korea)
4.875%	09/22/2014	1,000,000	971,572
Republic of Poland (Poland)
5.250%	01/15/2014	200,000	200,718
Republic of Poland (Poland)
5.000%	10/19/2015	300,000	296,271
Republic of South Africa (South Africa)
7.375%	04/25/2012	250,000	269,375
Saskatchewan Province (Canada)
7.375%	07/15/2013	230,000	258,834
State of Israel (Israel)
5.125%	03/01/2014	250,000	244,079

United Mexican States (Mexico)
8.375%	01/14/2011	$500,000	$557,500
United Mexican States (Mexico)
8.300%	08/15/2031	500,000	640,500
United Mexican States (Mexico)
8.125%	12/30/2019	750,000	913,125
United Mexican States (Mexico)
7.500%	04/08/2033	400,000	473,000
United Mexican States (Mexico)
6.625%	03/03/2015	185,000	199,060
United Mexican States (Mexico)
6.375%	01/16/2013	679,000	715,666
United Mexican States (Mexico)
5.875%	01/15/2014	1,000,000	1,028,500
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $19,506,234)			19,685,002

ASSET BACKED SECURITIES—1.0%
Automotive—0.4%
AmeriCredit Automobile Receivables Trust, Series 2003-D-M, Class A-4
2.840%	08/06/2010	585,282	579,604
Honda Auto Receivables Owner Trust, Series 2004-1, Class A4
3.060%	10/21/2009	1,000,000	987,494
WFS Financial Owner Trust, Series 2004-4, Class A4
3.440%	05/17/2012	2,750,000	2,689,027
			4,256,125
Credit Cards—0.3%
Bank One Issuance Trust, Series 2003-A7, Class A7
3.350%	03/15/2011	1,500,000	1,463,505
Citibank Credit Card Master Trust I, Series 1999-2, Class A
5.875%	03/10/2011	1,500,000	1,524,483
MBNA Master Credit Card Trust, Series 1999-B, Class A
5.900%	08/15/2011	825,000	840,121
			3,828,109
Electric Utilities—0.3%
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6
6.620%	03/01/2016	2,700,000	2,942,719
TOTAL ASSET BACKED SECURITIES
(Cost $11,383,403)			11,026,953

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—5.4%
Mortgage Backed—5.4%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3
5.118%	07/11/2043	500,000	497,265
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3
4.050%	11/10/2038	3,000,000	2,879,419
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5
4.811%	12/10/2042	500,000	483,749
Banc of America Commercial Mortgage, Inc., Series 2005-4, Class A2
4.764%	07/10/2045	1,750,000	1,727,248

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AM, (FRN)
5.180%	09/10/2047	$1,000,000	$993,402
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A3
5.251%	04/15/2040	750,000	750,243
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM
4.830%	05/15/2043	1,500,000	1,445,198
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A4, (FRN)
5.226%	07/15/2044	900,000	898,505
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%	10/15/2048	1,500,000	1,529,003
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2
5.416%	05/15/2036	2,000,000	2,010,460
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4
4.832%	04/15/2037	1,750,000	1,693,053
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A3
5.100%	08/15/2038	2,650,000	2,624,261
CS First Boston Mortgage Securities Corporation, Series 1998-C2, Class A2
6.300%	11/11/2030	383,301	388,780
CS First Boston Mortgage Securities Corporation, Series 2003-C5, Class A2
3.808%	12/15/2036	1,000,000	975,976
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2
6.180%	08/15/2033	78,415	78,523
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4
4.978%	05/10/2043	1,000,000	977,546
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class AM, (FRN)
5.334%	11/10/2045	2,000,000	1,999,032
GE Capital Commercial Mortgage Corporation, Series 2001-A, Class A2
6.531%	05/15/2033	3,500,000	3,663,711
GE Capital Commercial Mortgage Corporation, Series 2004-C1, Class A2
3.915%	11/10/2038	1,000,000	965,914
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2
7.724%	03/15/2033	1,707,000	1,808,009
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A3
4.776%	03/10/2038	1,000,000	974,950
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class D
5.044%	12/10/2041	250,000	242,428
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A2
4.767%	03/12/2039	1,000,000	973,503
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class AM, (FRN)
5.335%	01/12/2043	900,000	902,669
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042	935,000	898,439

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class E
4.981%	07/15/2042	$750,000	$722,633
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4B
4.996%	08/15/2042	1,075,000	1,048,115
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4
4.918%	10/15/2042	1,565,000	1,520,297
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-CIBC7, Class A3
4.449%	01/12/2038	2,000,000	1,945,518
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB9, Class A4, (FRN)
5.377%	06/12/2041	750,000	759,804
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CIBC10, Class AJ
4.951%	01/12/2037	1,750,000	1,701,695
LB Commercial Mortgage Trust, Series 1991-C1, Class A2
6.780%	06/15/2031	5,979,623	6,133,402
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5
4.853%	09/15/2031	1,500,000	1,474,246
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A2
4.207%	11/15/2027	1,000,000	978,856
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6
4.786%	10/15/2029	1,000,000	968,595
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A3
5.403%	07/12/2034	500,000	503,243
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A3, (FRN)
5.484%	02/12/2039	750,000	759,307
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, (FRN)
5.434%	02/12/2039	1,500,000	1,518,963
Morgan Stanley Capital I, Series 2004-HQ3, Class A4
4.800%	01/13/2041	750,000	727,759
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.940%	09/13/2045	1,000,000	965,447
Morgan Stanley Capital I, Series 2004-T15, Class A2
4.690%	06/13/2041	500,000	492,459
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2
6.423%	06/18/2030	471,200	475,089
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A3
4.440%	11/15/2034	3,000,000	2,943,455
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989%	06/15/2035	750,000	699,722
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035	750,000	736,779
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041	500,000	496,145
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, (FRN)
5.233%	07/15/2041	750,000	751,784
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041	1,000,000	964,787

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, (FRN)
5.992%	06/15/2045		$1,000,000	$1,048,972
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $63,435,986)				62,718,358

CASH EQUIVALENTS—13.6%
Bank & Certificate Deposits/ Offshore Time Deposits—13.1%
Abbey National PLC
5.280%	01/05/2007	††	2,387,808	2,387,808
BancoBilbao Vizcaya Argentaria SA
5.310%	01/03/2007	††	2,387,808	2,387,808
Bank Of Nova Scotia
5.300%	02/27/2007	††	2,984,759	2,984,759
Bank Of Nova Scotia
5.290%	01/30/2007	††	1,193,904	1,193,904
Bank Of Nova Scotia
5.290%	02/06/2007	††	1,790,856	1,790,856
Barclays
5.320%	02/13/2007	††	1,193,904	1,193,904
Barclays
5.310%	02/20/2007	††	2,984,759	2,984,759
Barclays
5.300%	01/02/2007	††	2,984,759	2,984,759
Barton Capital LLC
5.300%	01/17/2007	††	1,193,904	1,193,904
Barton Capital LLC
5.300%	01/17/2007	††	1,790,856	1,790,856
Calyon
5.310%	02/16/2007	††	1,193,904	1,193,904
Calyon
5.300%	02/05/2007	††	3,581,711	3,581,711
Canadian Imperial Bank of Commerce
5.310%	01/29/2007	††	3,581,711	3,581,711
Charta LLC
5.300%	01/31/2007	††	2,338,091	2,338,091
CIESCO
5.310%	01/04/2007	††	1,554,524	1,554,524
Citigroup
5.310%	03/16/2007	††	1,193,904	1,193,904
Clipper Receivables Corp
5.300%	01/31/2007	††	1,193,904	1,193,904
Compass Securitization
5.300%	01/09/2007	††	1,790,856	1,790,856
CRC Funding LLC
5.340%	01/23/2007	††	596,952	596,952
CRC Funding LLC
5.300%	01/10/2007	††	1,742,884	1,742,884
Credit Suisse First Boston Corporation
5.300%	01/05/2007	††	1,193,904	1,193,904
Credit Suisse First Boston Corporation
5.300%	01/12/2007	††	2,387,808	2,387,808
Dexia Group
5.290%	01/16/2007	††	2,984,759	2,984,759
Fairway Finance
5.300%	01/09/2007	††	1,432,685	1,432,685
Falcon Asset Securitization Corporation
5.340%	01/22/2007	††	1,193,904	1,193,904

Fortis Bank
5.320%	01/03/2007	††	$1,193,904	$1,193,904
Fortis Bank
5.300%	01/02/2007	††	1,193,904	1,193,904
Fortis Bank
5.300%	01/24/2007	††	4,178,663	4,178,663
Fortis Bank
5.300%	01/26/2007	††	4,775,615	4,775,615
General Electric Capital Corporation
5.300%	01/26/2007	††	2,387,808	2,387,808
Greyhawk Funding
5.310%	01/12/2007	††	1,193,904	1,193,904
HBOS Halifax Bank of Scotland
5.310%	03/14/2007	††	2,984,759	2,984,759
HBOS Halifax Bank of Scotland
5.300%	01/08/2007	††	1,193,904	1,193,904
Kitty Hawk Funding Corp
5.340%	01/10/2007	††	1,790,856	1,790,856
Lexington Parker Cap Comp
5.300%	01/05/2007	††	1,193,904	1,193,904
Liberty Street
5.310%	01/17/2007	††	1,193,904	1,193,904
Lloyds TSB Bank
5.300%	02/26/2007	††	1,193,904	1,193,904
Marshall & Ilsley Bank Corporation
5.300%	03/19/2007	††	1,193,904	1,193,904
Merrill Lynch & Co
5.300%	01/02/2007	††	20,893,316	20,893,316
Morgan Stanley & Co
5.300%	01/02/2007	††	14,638,351	14,638,351
Old Line Funding LLC
5.350%	01/04/2007	††	1,193,904	1,193,904
Paradigm Funding LLC
5.310%	01/17/2007	††	1,193,904	1,193,904
Park Avenue Receivables Corp
5.330%	01/18/2007	††	1,193,904	1,193,904
Rabobank Nederland
5.250%	01/02/2007	††	3,581,711	3,581,711
Ranger Funding
5.330%	02/08/2007	††	1,193,904	1,193,904
Ranger Funding
5.320%	01/04/2007	††	1,193,904	1,193,904
Royal Bank of Canada
5.310%	02/14/2007	††	2,387,808	2,387,808
Royal Bank of Scotland
5.310%	01/11/2007	††	1,193,904	1,193,904
Royal Bank of Scotland
5.290%	01/16/2007	††	1,790,856	1,790,856
Royal Bank of Scotland
5.290%	02/09/2007	††	1,193,904	1,193,904
Royal Bank of Scotland
5.280%	01/11/2007	††	2,984,759	2,984,759
Sheffiled Receivables Corp
5.360%	01/11/2007	††	1,790,856	1,790,856
Sheffiled Receivables Corp
5.300%	01/12/2007	††	1,193,904	1,193,904
Societe Generale
5.310%	01/02/2007	††	2,984,759	2,984,759
Societe Generale
5.290%	02/01/2007	††	2,984,759	2,984,759
Societe Generale
5.270%	01/19/2007	††	2,984,759	2,984,759
Svenska Handlesbanken
5.250%	01/02/2007	††	1,370,172	1,370,172
Three Pillars Funding LLC
5.380%	01/02/2007	††	1,786,395	1,786,395

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
UBS AG
5.300%	01/04/2007	††	$1,193,904	$1,193,904
UBS AG
5.290%	01/02/2007	††	2,387,808	2,387,808
Variable Funding Capital Co
5.310%	02/02/2007	††	1,193,904	1,193,904
Variable Funding Capital Co
5.290%	01/04/2007	††	1,193,904	1,193,904
Yorktown Capital LLC
5.330%	01/16/2007	††	1,193,902	1,193,902
Yorktown Capital LLC
5.300%	01/10/2007	††	1,193,902	1,193,902
				152,610,808
Floating Rate Instruments/Master Notes—0.5%
Bank of America
5.310%	07/10/2007	††	2,984,759	2,984,759
Bank of America
5.270%	01/09/2007	††	2,387,808	2,387,808
				5,372,567
TOTAL CASH EQUIVALENTS
(Cost $157,983,375)				157,983,375

REPURCHASE AGREEMENTS—1.1%
IBT Repurchase Agreement dated 12/29/2006 due 01/02/2007, with a maturity value of $12,325,109 and an effective yield of 4.65% collateralized by U.S. Government Obligation with a rate of 4.193%, maturity of 05/01/2033 and an aggregate market value $12,934,682.			12,318,744	12,318,744
TOTAL INVESTMENTS—113.4%
(Cost $1,326,674,402)				1,315,360,953
Other assets less liabilities—(13.4%)				(155,389,572)
NET ASSETS—100.0%				$1,159,971,381

Notes to the Schedule of Investments:

FRN	Floating Rate Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.06% of Total Investments.
†	Denotes all or a portion of security on loan.
††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—97.0%
Advertising—0.2%
Interpublic Group, Inc. *†	13,428	$164,359
Monster Worldwide, Inc. *	3,572	166,598
Omnicom Group	5,102	533,363
		864,320
Aerospace & Defense—2.1%
Goodrich Corporation	3,725	169,674
Boeing Company (The)	23,771	2,111,816
General Dynamics Corporation	12,122	901,271
Honeywell International, Inc.	24,440	1,105,666
Lockheed Martin Corporation	10,668	982,203
Northrop Grumman Corporation	10,578	716,131
Textron, Inc.	3,736	350,325
United Technologies Corporation	30,398	1,900,483
		8,237,569
Airlines—0.3%
FedEx Corporation	9,229	1,002,454
Southwest Airlines Company	22,759	348,668
		1,351,122
Apparel Retailers—0.4%
Gap (The), Inc. †	16,874	329,043
Kohl’s Corporation *	9,749	667,124
Ltd. Brands, Inc.	10,263	297,011
Nordstrom, Inc.	6,656	328,407
		1,621,585
Automotive—0.7%
Autonation, Inc. *	4,218	89,928
Ford Motor Company †	55,078	413,636
General Motors Corporation †	16,757	514,775
Genuine Parts Company	5,410	256,596
Goodyear Tire & Rubber Company (The) *†	5,556	116,620
Harley-Davidson, Inc.	7,789	548,891
ITT Corporation	5,442	309,214
Paccar, Inc. †	7,458	484,024
		2,733,684
Banking—12.1%
American Express Company	36,332	2,204,262
BB&T Corporation	16,108	707,624
Bank of America Corporation	135,558	7,237,442
Bank of New York Company, Inc. (The)	22,867	900,274
Capital One Financial Corporation	13,275	1,019,785
CIT Group, Inc.	6,087	339,472
Citigroup, Inc.	148,081	8,248,112
Comerica, Inc.	4,863	285,361
Commerce Bancorp, Inc., NJ †	5,556	195,960
Compass Bancshares, Inc.	3,600	214,740
Fannie Mae	28,946	1,719,103
Fifth Third Bancorp	16,462	673,790
First Horizon National Corporation †	3,674	153,500
Freddie Mac	20,592	1,398,197
Huntington Bancshares, Inc.	7,147	169,741
JPMorgan Chase & Company	103,944	5,020,495
Keycorp	12,073	459,136
M&T Bank Corporation	2,431	296,971
Marshall & IIsley Corporation	7,337	352,983
Mellon Financial Corporation	12,412	523,166
National City Corporation	17,831	651,901

Northern Trust Corporation	5,418	$328,818
PNC Financial Services Group, Inc.	8,880	657,475
Regions Financial Corporation	22,149	828,373
SLM Corporation	12,376	603,578
Sovereign Bancorp, Inc. †	11,004	279,392
State Street Corporation	9,782	659,698
SunTrust Banks, Inc.	10,877	918,563
Synovus Financial Corporation	9,554	294,550
U.S. Bancorp	53,130	1,922,775
Wachovia Corporation	57,549	3,277,416
Washington Mutual, Inc.	28,775	1,308,975
Wells Fargo & Company	100,794	3,584,235
Zions Bancorporation	3,246	267,600
		47,703,463
Beverages, Food & Tobacco—4.9%
Altria Group, Inc.	62,683	5,379,455
Anheuser-Busch Companies, Inc.	23,142	1,138,586
Archer-Daniels-Midland Company	19,681	629,005
Brown-Forman Corporation Class B	2,464	163,215
Campbell Soup Company	6,505	252,979
Coca-Cola Company (The)	60,977	2,942,140
Coca-Cola Enterprises, Inc.	8,053	164,442
ConAgra Foods, Inc.	15,594	421,038
Constellation Brands, Inc. Class A *	5,780	167,736
Dean Foods Company *	4,192	177,238
General Mills, Inc.	10,752	619,315
Hershey Company (The) †	5,550	276,390
HJ Heinz Company	10,333	465,088
Kellogg Company	7,575	379,204
McCormick & Company, Inc.	3,895	150,191
Molson Coors Brewing Company Class B	1,252	95,703
Pepsi Bottling Group, Inc.	4,086	126,298
Pepsico, Inc.	49,632	3,104,482
Reynolds American, Inc.	4,950	324,076
Safeway, Inc.	13,907	480,626
Sara Lee Corporation	23,124	393,802
Supervalu, Inc.	6,343	226,762
Sysco Corporation	18,436	677,707
Tyson Foods, Inc. Class A †	7,900	129,955
UST, Inc. †	5,151	299,788
WM Wrigley Jr. Company	6,663	344,610
		19,529,831
Building Materials—1.1%
Home Depot, Inc.	61,741	2,479,519
Lowe’s Companies, Inc. †	45,645	1,421,842
Vulcan Materials Company †	3,021	271,497
		4,172,858
Chemicals—1.3%
Air Products & Chemicals, Inc.	6,726	472,703
Avery Dennison Corporation	2,698	183,275
Dow Chemical Company (The)	28,836	1,151,710
Eastman Chemical Company	2,451	145,369
EI Du Pont de Nemours & Company	27,450	1,337,089
Hercules, Inc. *	3,515	67,875
International Flavors & Fragrances, Inc.	2,365	116,263
Monsanto Company	15,994	840,165
PPG Industries, Inc.	5,081	326,251
Praxair, Inc.	9,796	581,197
		5,221,897

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Coal—0.1%
Consol Energy, Inc.		5,595	$179,767
Peabody Energy Corporation	†	7,589	306,671
			486,438
Commercial Services—0.8%
Allied Waste Industries, Inc.	*	6,039	74,219
Cintas Corporation		4,114	163,367
Convergys Corporation	*	4,528	107,676
Equifax, Inc.		3,865	156,919
Fluor Corporation	†	2,599	212,208
H&R Block, Inc.	†	10,232	235,745
Moody’s Corporation		7,378	509,525
Paychex, Inc.		9,822	388,362
Robert Half International, Inc.	†	5,293	196,476
RR Donnelley & Sons Company		6,781	240,997
Ryder System, Inc.		2,030	103,652
Waste Management, Inc.		16,395	602,844
			2,991,990
Communications—1.4%
ADC Telecommunications, Inc.	*	3,642	52,918
Avaya, Inc.	*	13,317	186,172
Ciena Corporation	*	2,144	59,410
Comverse Technology, Inc.	*	6,104	128,855
Corning, Inc.	*	46,470	869,454
L-3 Communications Holdings, Inc.		3,523	288,111
Motorola, Inc.		73,254	1,506,102
Network Appliance, Inc.	*†	11,224	440,879
Qualcomm, Inc.		49,384	1,866,221
Tellabs, Inc.	*	12,229	125,470
			5,523,592
Computer Software & Processing—5.5%
Adobe Systems, Inc.	*	17,242	708,991
Affiliated Computer Services, Inc. Class A	*†	3,680	179,731
Autodesk, Inc.	*	7,066	285,890
Automatic Data Processing, Inc.		16,558	815,481
BMC Software, Inc.	*	6,466	208,205
CA, Inc.		12,124	274,609
Citrix Systems, Inc.	*	5,196	140,552
Cognizant Technology Solutions Corporation	*	4,324	333,640
Computer Sciences Corporation	*	5,432	289,906
Compuware Corporation	*	12,167	101,351
Electronic Arts, Inc.	*	9,238	465,226
Electronic Data Systems Corporation		16,012	441,131
Fidelity National Information Services, Inc.		3,976	159,398
First Data Corporation		22,793	581,677
Fiserv, Inc.	*	5,132	269,019
Google, Inc. Class A	*	6,374	2,935,100
IMS Health, Inc.		6,032	165,759
Intuit, Inc.	*	10,113	308,548
Juniper Networks, Inc.	*	17,005	322,075
Microsoft Corporation		260,861	7,789,309
NCR Corporation	*	5,590	239,028
Novell, Inc.	*	11,821	73,290
Nvidia Corporation	*	10,268	380,019
Oracle Corporation	*	120,642	2,067,804
Sun Microsystems, Inc.	*	103,203	559,360
Symantec Corporation	*†	29,439	613,803

Unisys Corporation	*	10,465	$82,046
VeriSign, Inc.	*	7,800	187,590
Yahoo!, Inc.	*†	37,700	962,858
			21,941,396
Computers & Information—4.0%
3M Company		22,750	1,772,907
Apple Computer, Inc.	*	25,717	2,181,830
Dell, Inc.	*	67,891	1,703,385
EMC Corporation	*	68,526	904,543
Hewlett-Packard Company		81,970	3,376,344
International Business Machines Corporation		45,556	4,425,765
International Game Technology		10,262	474,104
Jabil Circuit, Inc.		5,122	125,745
Lexmark International, Inc.	*	2,870	210,084
Pitney Bowes, Inc.		6,896	318,526
SanDisk Corporation	*	6,917	297,639
Solectron Corporation	*	29,567	95,206
Symbol Technologies, Inc.		7,303	109,107
			15,995,185
Containers & Packaging—0.1%
Ball Corporation		3,168	138,125
Sealed Air Corporation		2,391	155,224
Temple-Inland, Inc.		3,438	158,251
			451,600
Cosmetics & Personal Care—2.1%
Avon Products, Inc.		13,350	441,084
Clorox Company		4,566	292,909
Colgate-Palmolive Company		15,470	1,009,263
Ecolab, Inc.	†	5,738	259,358
Estee Lauder Companies (The), Inc., Class A	†	3,640	148,585
Procter & Gamble Company		95,086	6,111,177
			8,262,376
Education—0.0%
Apollo Group, Inc. Class A	*†	4,409	171,819
Electric Utilities—3.3%
AES Corporation (The)	*	19,714	434,497
Allegheny Energy, Inc.	*	4,824	221,470
Ameren Corporation	†	6,170	331,514
American Electric Power Company, Inc.		11,609	494,311
CMS Energy Corporation	*	7,199	120,223
Centerpoint Energy, Inc.	†	9,695	160,743
Consolidated Edison, Inc.		7,439	357,593
Constellation Energy Group, Inc.		5,297	364,804
DTE Energy Company	†	5,330	258,025
Dominion Resources, Inc.		10,409	872,691
Duke Energy Corporation		37,412	1,242,453
Dynegy, Inc. Class A	*	12,555	90,898
Edison International		9,898	450,161
Entergy Corporation		6,303	581,893
Exelon Corporation		19,945	1,234,396
FPL Group, Inc.	†	11,946	650,101
FirstEnergy Corporation		9,744	586,686
KeySpan Corporation		5,136	211,500
NiSource, Inc.		8,413	202,753
PG&E Corporation		10,328	488,824
PPL Corporation		11,228	402,412
Pinnacle West Capital Corporation		2,891	146,400
Progress Energy, Inc.		7,759	380,812
Public Service Enterprise Group, Inc.		7,446	494,265

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Sempra Energy	7,751	$433,823
Southern Company (The)	22,131	815,749
TXU Corporation	13,742	744,954
TECO Energy, Inc. †	5,950	102,518
Xcel Energy, Inc. †	12,731	293,577
		13,170,046
Electrical Equipment—3.3%
Cooper Industries, Ltd. Class A (Bermuda)	2,656	240,182
Emerson Electric Company	24,650	1,086,325
General Electric Company	310,680	11,560,403
		12,886,910
Electronics—4.0%
Advanced Micro Devices, Inc. *	16,617	338,156
Agilent Technologies, Inc. *	12,539	436,984
Altera Corporation *	11,395	224,254
American Power Conversion Corporation	5,418	165,737
Analog Devices, Inc.	11,110	365,186
Broadcom Corporation Class A *	14,124	456,346
Cisco Systems, Inc. *	182,770	4,995,104
Eastman Kodak Company †	8,976	231,581
Intel Corporation	172,654	3,496,244
JDS Uniphase Corporation *†	5,668	94,429
LSI Logic Corporation *	12,007	108,063
Linear Technology Corporation †	8,992	272,637
Maxim Integrated Products, Inc.	9,705	297,167
Micron Technology, Inc. *	21,838	304,858
Molex, Inc.	4,262	134,807
National Semiconductor Corporation	8,732	198,216
Novellus Systems, Inc. *†	3,413	117,475
PMC-Sierra, Inc. *†	5,469	36,697
QLogic Corporation *	4,584	100,481
Raytheon Company	13,679	722,251
Rockwell Collins, Inc.	5,106	323,159
Sanmina-SCI Corporation *	16,779	57,888
Teradyne, Inc. *†	6,358	95,116
Texas Instruments, Inc.	45,795	1,318,896
Xerox Corporation *	29,117	493,533
Xilinx, Inc.	10,839	258,077
		15,643,342
Entertainment & Leisure—1.8%
Harrah’s Entertainment, Inc.	5,444	450,328
Hasbro, Inc.	5,527	150,611
Mattel, Inc.	11,814	267,705
News Corporation, Inc. Class A	69,806	1,499,433
Time Warner, Inc.	121,649	2,649,515
Walt Disney Company	62,500	2,141,875
		7,159,467
Environmental—0.0%
Tektronix, Inc.	2,676	78,059
Financial Services—3.7%
Ameriprise Financial, Inc.	7,301	397,905
Bear Stearns Companies, Inc. (The)	3,605	586,822
Charles Schwab Corporation (The)	31,601	611,163
Chicago Mercantile Exchange	1,065	542,884
Countrywide Financial Corporation	18,100	768,345
E*Trade Financial Corporation *	12,800	286,976

Federated Investors, Inc. Class B	2,799	$94,550
Franklin Resources, Inc.	4,882	537,850
Goldman Sachs Group, Inc.	12,913	2,574,207
Janus Capital Group, Inc.	6,553	141,479
Legg Mason, Inc.	3,983	378,584
Lehman Brothers Holdings, Inc.	16,302	1,273,512
Merrill Lynch & Company, Inc.	26,513	2,468,360
Morgan Stanley	32,285	2,628,968
Principal Financial Group †	8,326	488,736
T Rowe Price Group, Inc.	7,884	345,083
Western Union Company (The)	22,793	511,019
		14,636,443
Food Retailers—0.4%
Kroger Company (The)	21,895	505,118
Starbucks Corporation *	22,870	810,055
Whole Foods Market, Inc. †	4,200	197,106
		1,512,279
Forest Products & Paper—0.6%
Bemis Company	3,365	114,343
International Paper Company	13,498	460,282
Kimberly-Clark Corporation	13,949	947,835
MeadWestvaco Corporation	5,462	164,188
Pactiv Corporation *	4,478	159,820
Weyerhaeuser Company	7,461	527,120
		2,373,588
Health Care Providers—0.5%
Caremark Rx, Inc.	12,717	726,268
Coventry Health Care, Inc. *	4,800	240,240
Express Scripts, Inc. *	4,071	291,484
Health Management Associates, Inc. Class A	7,595	160,330
Laboratory Corporation Of America Holdings *†	3,640	267,431
Manor Care, Inc. †	2,002	93,934
Tenet Healthcare Corporation *†	14,819	103,288
		1,882,975
Heavy Construction—0.1%
Centex Corporation †	3,736	210,225
Lennar Corporation Class A †	4,253	223,112
		433,337
Heavy Machinery—1.5%
American Standard Companies, Inc.	5,509	252,588
Applied Materials, Inc.	41,384	763,535
Black & Decker Corporation	2,261	180,812
Caterpillar, Inc.	19,585	1,201,148
Cummins, Inc.	1,660	196,179
Deere & Company †	6,878	653,891
Dover Corporation	6,014	294,806
Eaton Corporation	4,413	331,593
Ingersoll-Rand Company Class A (Bermuda)	9,736	380,970
National-Oilwell Varco, Inc. *	5,295	323,948
Pall Corporation	3,958	136,749
Parker Hannifin Corporation	3,755	288,684
Rockwell Automation, Inc.	5,356	327,144
Stanley Works (The)	2,127	106,967
Terex Corporation *	2,399	154,927
WW Grainger, Inc.	2,254	157,645
		5,751,586

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Home Construction, Furnishings & Appliances—0.5%
DR Horton, Inc.	8,206	$217,377
Harman International Industries, Inc.	2,000	199,820
Johnson Controls, Inc. †	5,919	508,560
KB Home	2,308	118,354
Leggett & Platt, Inc.	5,276	126,096
Masco Corporation †	11,772	351,630
Pulte Homes, Inc.	6,258	207,265
Whirlpool Corporation †	2,302	191,112
		1,920,214
Household Products—0.4%
Fortune Brands, Inc. †	4,419	377,338
Illinois Tool Works, Inc.	12,230	564,904
Newell Rubbermaid, Inc.	7,990	231,311
Rohm & Haas Company †	4,355	222,628
Snap-On, Inc.	1,846	87,943
		1,484,124
Industrial—Diversified—0.5%
Tyco International Ltd. (Bermuda)	60,225	1,830,840
Insurance—5.9%
ACE, Ltd. (Cayman Islands)	9,836	595,767
Aflac, Inc.	14,910	685,860
Aetna, Inc.	16,306	704,093
Allstate Corporation (The)	18,798	1,223,938
AMBAC Financial Group, Inc.	3,084	274,692
American International Group, Inc.	77,818	5,576,438
AON Corporation	9,430	333,256
Chubb Corporation	12,172	644,021
Cigna Corporation	3,285	432,207
Cincinnati Financial Corporation	5,083	230,311
Genworth Financial, Inc. Class A	13,920	476,203
Hartford Financial Services Group, Inc.	9,593	895,123
Humana, Inc. *	5,100	282,081
Lincoln National Corporation	8,535	566,724
Loews Corporation	13,392	555,366
MBIA, Inc.	4,034	294,724
MGIC Investment Corporation	2,777	173,674
Marsh & McLennan Companies, Inc.	16,339	500,954
Metlife, Inc.	22,837	1,347,611
Progressive Corporation (The)	22,969	556,309
Prudential Financial, Inc.	14,698	1,261,970
Safeco Corporation	3,618	226,306
St. Paul Travelers Companies	20,567	1,104,242
Torchmark Corporation	2,839	181,015
UnitedHealth Group, Inc.	40,734	2,188,638
UnumProvident Corporation	9,377	194,854
WellPoint, Inc. *	18,519	1,457,260
XL Capital Ltd. Class A (Cayman Islands)	5,346	385,019
		23,348,656
Lodging—0.4%
Hilton Hotels Corporation	11,052	385,715
Marriott International, Inc. Class A	10,468	499,533
Starwood Hotels & Resorts Worldwide, Inc.	6,705	419,063
Wyndham Worldwide Corporation *	6,076	194,554
		1,498,865

Media—Broadcasting & Publishing—1.9%
CBS Corporation Class B †	23,580	$735,224
Clear Channel Communications, Inc.	15,334	544,970
Comcast Corporation Class A *	62,603	2,649,985
DIRECTV Group (The), Inc. *	21,474	535,562
Dow Jones & Company, Inc. †	2,056	78,128
EW Scripps Company Class A	2,500	124,850
Gannett Company, Inc.	7,093	428,843
IAC/InterActiveCorporation *†	5,620	208,839
McGraw-Hill Companies, Inc. (The)	10,854	738,289
Meredith Corporation	1,189	67,000
New York Times Company Class A †	4,417	107,598
Tribune Company †	5,581	171,783
Univision Communications, Inc. Class A *	7,739	274,115
Viacom, Inc. Class B *	21,147	867,661
		7,532,847
Medical Supplies—3.5%
Allergan, Inc.	4,430	530,448
Applera Corporation—Applied Biosystems Group	5,286	193,943
Bausch & Lomb, Inc.	1,661	86,472
Baxter International, Inc.	19,805	918,754
Becton Dickinson & Company	7,580	531,737
Biomet, Inc.	7,495	309,319
Boston Scientific Corporation *	35,004	601,369
CR Bard, Inc. †	3,184	264,176
Johnson & Johnson	87,595	5,783,022
Kla-Tencor Corporation	5,865	291,784
Medtronic, Inc.	34,356	1,838,390
Millipore Corporation *†	1,546	102,964
Patterson Cos., Inc. *	3,500	124,285
PerkinElmer, Inc.	4,019	89,342
St. Jude Medical, Inc. *	10,452	382,125
Stryker Corporation †	8,604	474,166
Thermo Fisher Scientific, Inc. *	12,357	559,649
Waters Corporation *	3,186	156,018
Zimmer Holdings, Inc. *	7,357	576,642
		13,814,605
Metals—0.9%
Alcoa, Inc.	25,904	777,379
Allegheny Technologies, Inc.	2,816	255,355
Danaher Corporation	7,201	521,640
Newmont Mining Corporation	13,582	613,227
Nucor Corporation	9,520	520,363
Phelps Dodge Corporation	6,180	739,870
United States Steel Corporation	3,716	271,788
		3,699,622
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B †	5,578	310,862
Oil & Gas—9.5%
Anadarko Petroleum Corporation	13,644	593,787
Apache Corporation	9,963	662,639
Ashland, Inc.	2,173	150,328
Baker Hughes, Inc.	9,795	731,295
BJ Services Company	8,811	258,339
Chesapeake Energy Corporation †	11,188	325,011
Chevron Corporation	65,803	4,838,495
ConocoPhillips	49,611	3,569,511

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Devon Energy Corporation	13,246	$888,542
EOG Resources, Inc.	7,355	459,320
El Paso Corporation †	19,255	294,216
Exxon Mobil Corporation	176,754	13,544,659
Halliburton Company	30,946	960,873
Hess Corporation	7,251	359,432
Kinder Morgan, Inc.	3,186	336,920
Marathon Oil Corporation	10,937	1,011,673
Murphy Oil Corporation †	5,510	280,184
Nabors Industries Ltd. *†	9,284	276,478
Nicor, Inc. †	1,395	65,286
Noble Corporation (Cayman Islands)	4,237	322,648
Occidental Petroleum Corporation	25,652	1,252,587
Peoples Energy Corporation	1,166	51,969
Questar Corporation	2,634	218,754
Rowan Companies., Inc. †	3,489	115,835
Schlumberger Ltd. (Netherland Antilles)	36,396	2,298,771
Smith International, Inc. †	6,087	249,993
Sunoco, Inc.	3,836	239,213
Transocean, Inc. (Cayman Islands) *	9,377	758,506
Valero Energy Corporation	18,680	955,669
Weatherford International Ltd. (Bermuda) *	10,600	442,974
Williams Companies, Inc.	17,295	451,745
XTO Energy, Inc.	10,933	514,398
		37,480,050
Pharmaceuticals—6.5%
Abbott Laboratories	45,694	2,225,755
AmerisourceBergen Corporation	6,418	288,553
Amgen, Inc. *	35,021	2,392,285
Barr Pharmaceuticals, Inc. *	3,200	160,384
Biogen Idec, Inc. *†	10,074	495,540
Bristol-Myers Squibb Company	59,202	1,558,197
Cardinal Health, Inc.	12,087	778,765
Celgene Corporation *†	11,261	647,845
Eli Lilly & Company	29,397	1,531,584
Forest Laboratories, Inc. *	9,616	486,570
Genzyme Corporation *	7,897	486,297
Gilead Sciences, Inc. *	13,910	903,176
Hospira, Inc. *	4,680	157,154
King Pharmaceuticals, Inc. *	7,638	121,597
McKesson Corporation	8,889	450,672
Medco Health Solutions, Inc. *	8,736	466,852
MedImmune, Inc. *†	7,440	240,833
Merck & Company, Inc.	65,403	2,851,571
Mylan Laboratories	6,000	119,760
Pfizer, Inc.	218,366	5,655,679
Quest Diagnostics, Inc.	4,860	257,580
Schering-Plough Corporation †	44,889	1,061,176
Sigma Aldrich Corporation †	1,896	147,357
Watson Pharmaceuticals, Inc. *	2,919	75,982
Wyeth	40,593	2,066,996
		25,628,160
Real Estate—1.2%
Apartment Investment & Management Company REIT Class A †	2,984	167,164
Archstone-Smith Trust REIT	6,200	360,902
Boston Properties, Inc. REIT †	3,513	393,034

CB Richard Ellis Group, Inc. Class A *	4,986	$165,535
Equity Office Properties Trust REIT	10,387	500,342
Equity Residential REIT	8,722	442,642
Kimco Realty Corporation REIT †	6,400	287,680
Plum Creek Timber Company, Inc. REIT	5,794	230,891
Prologis REIT	7,198	437,422
Public Storage, Inc. REIT	3,559	347,003
Realogy Corporation *	6,044	183,254
Simon Property Group, Inc. REIT	6,730	681,682
Vornado Realty Trust REIT †	3,500	425,250
		4,622,801
Restaurants—0.6%
Darden Restaurants, Inc.	3,972	159,555
McDonald’s Corporation	36,643	1,624,384
Wendy’s International, Inc.	3,408	112,771
Yum! Brands, Inc.	8,174	480,631
		2,377,341
Retailers—3.7%
Amazon.Com, Inc. *†	9,300	366,978
Autozone, Inc. *	1,646	190,212
Bed Bath & Beyond, Inc. *	8,277	315,354
Best Buy Company, Inc.	12,303	605,185
Big Lots, Inc. *	3,704	84,896
CVS Corporation	24,792	766,321
Circuit City Stores, Inc.	4,766	90,459
Costco Wholesale Corporation	14,007	740,550
Dillard’s, Inc. Class A †	1,726	60,358
Dollar General Corporation	9,870	158,512
eBay, Inc. *	34,985	1,051,999
Family Dollar Stores, Inc.	5,061	148,439
Federated Department Stores	16,042	611,681
JC Penney Company, Inc.	6,658	515,063
Nike, Inc. Class B	5,805	574,869
Office Depot, Inc. *	8,714	332,613
OfficeMax, Inc.	2,397	119,011
RadioShack Corporation †	3,908	65,576
Sears Holdings Corporation *†	2,466	414,115
Sherwin-Williams Company (The)	3,384	215,155
Staples, Inc.	22,357	596,932
TJX Companies., Inc.	14,038	399,802
Target Corporation	25,658	1,463,789
Tiffany & Company	4,243	166,495
Walgreen Company	30,210	1,386,337
Wal-Mart Stores, Inc.	73,629	3,400,187
		14,840,888
Telephone Systems—3.4%
Alltel Corporation	11,652	704,713
AT&T, Inc.	116,272	4,156,724
BellSouth Corporation	54,631	2,573,666
CenturyTel, Inc.	3,293	143,772
Citizens Communications Company	10,409	149,577
Embarq Corporation	4,416	232,105
Qwest Communications International, Inc. *	45,657	382,149
Sprint Nextel Corporation	92,034	1,738,522
Verizon Communications, Inc.	87,328	3,252,095
Windstream Corporation	14,143	201,113
		13,534,436

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Textiles, Clothing & Fabrics—0.2%
Coach, Inc. *	11,268	$484,073
Jones Apparel Group, Inc.	3,500	117,005
Liz Claiborne, Inc.	3,056	132,814
VF Corporation	2,652	217,676
		951,568
Transportation—1.5%
Brunswick Corporation	2,897	92,414
Burlington Northern Santa Fe Corporation	11,092	818,701
CSX Corporation	13,515	465,321
Carnival Corporation †	13,165	645,743
Norfolk Southern Corporation	12,304	618,768
Sabre Holdings Corporation	3,944	125,774
Union Pacific Corporation	7,880	725,118
United Parcel Service, Inc. Class B	32,338	2,424,703
		5,916,542
TOTAL COMMON STOCKS
(Cost $196,895,507)		383,581,178

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
4.850%	03/08/2007	**
(Cost $535,053)			$540,000	535,053

CASH EQUIVALENTS—5.9%
Bank & Certificate Deposits/ Offshore Time Deposits—5.7%
Abbey National PLC
5.280%	01/05/2007	††	354,613	354,613
BancoBilbao Vizcaya Argentaria SA
5.310%	01/03/2007	††	354,613	354,613
Bank Of Nova Scotia
5.300%	02/27/2007	††	443,267	443,267
Bank Of Nova Scotia
5.290%	01/30/2007	††	177,307	177,307
Bank Of Nova Scotia
5.290%	02/06/2007	††	265,960	265,960
Barclays
5.320%	02/13/2007	††	177,307	177,307
Barclays
5.310%	02/20/2007	††	443,267	443,267
Barclays
5.300%	01/02/2007	††	443,267	443,267
Barton Capital LLC
5.300%	01/17/2007	††	177,307	177,307
Barton Capital LLC
5.300%	01/17/2007	††	265,960	265,960
Calyon
5.310%	02/16/2007	††	177,307	177,307
Calyon
5.300%	02/05/2007	††	531,920	531,920
Canadian Imperial Bank of Commerce
5.310%	01/29/2007	††	531,920	531,920
Charta LLC
5.300%	01/31/2007	††	347,230	347,230
CIESCO
5.310%	01/04/2007	††	230,862	230,862

Citigroup
5.310%	03/16/2007	††	$177,307	$177,307
Clipper Receivables Corp
5.300%	01/31/2007	††	177,307	177,307
Compass Securitization
5.300%	01/09/2007	††	265,960	265,960
CRC Funding LLC
5.340%	01/23/2007	††	88,653	88,653
CRC Funding LLC
5.300%	01/10/2007	††	258,836	258,836
Credit Suisse First Boston Corporation
5.300%	01/05/2007	††	177,307	177,307
Credit Suisse First Boston Corporation
5.300%	01/12/2007	††	354,613	354,613
Dexia Group
5.290%	01/16/2007	††	443,267	443,267
Fairway Finance
5.300%	01/09/2007	††	212,768	212,768
Falcon Asset Securitization Corporation
5.340%	01/22/2007	††	177,307	177,307
Fortis Bank
5.320%	01/03/2007	††	177,307	177,307
Fortis Bank
5.300%	01/02/2007	††	177,307	177,307
Fortis Bank
5.300%	01/24/2007	††	620,574	620,574
Fortis Bank
5.300%	01/26/2007	††	709,227	709,227
General Electric Capital Corporation
5.300%	01/26/2007	††	354,613	354,613
Greyhawk Funding
5.310%	01/12/2007	††	177,307	177,307
HBOS Halifax Bank of Scotland
5.310%	03/14/2007	††	443,267	443,267
HBOS Halifax Bank of Scotland
5.300%	01/08/2007	††	177,307	177,307
Kitty Hawk Funding Corp
5.340%	01/10/2007	††	265,960	265,960
Lexington Parker Cap Comp
5.300%	01/05/2007	††	177,307	177,307
Liberty Street
5.310%	01/17/2007	††	177,307	177,307
Lloyds TSB Bank
5.300%	02/26/2007	††	177,307	177,307
Marshall & Ilsley Bank Corporation
5.300%	03/19/2007	††	177,307	177,307
Merrill Lynch & Co
5.300%	01/02/2007	††	3,102,868	3,102,868
Morgan Stanley & Co
5.300%	01/02/2007	††	2,173,942	2,173,942
Old Line Funding LLC
5.350%	01/04/2007	††	177,307	177,307
Paradigm Funding LLC
5.310%	01/17/2007	††	177,307	177,307
Park Avenue Receivables Corp
5.330%	01/18/2007	††	177,307	177,307
Rabobank Nederland
5.250%	01/02/2007	††	531,920	531,920
Ranger Funding
5.330%	02/08/2007	††	177,307	177,307
Ranger Funding
5.320%	01/04/2007	††	177,307	177,307
Royal Bank of Canada
5.310%	02/14/2007	††	354,613	354,613
Royal Bank of Scotland
5.310%	01/11/2007	††	177,307	177,307
Royal Bank of Scotland
5.290%	01/16/2007	††	265,960	265,960

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint 500
Stock Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Royal Bank of Scotland
5.290%	02/09/2007	††	$177,307	$177,307
Royal Bank of Scotland
5.280%	01/11/2007	††	443,267	443,267
Sheffiled Receivables Corp
5.360%	01/11/2007	††	265,960	265,960
Sheffiled Receivables Corp
5.300%	01/12/2007	††	177,307	177,307
Societe Generale
5.310%	01/02/2007	††	443,267	443,267
Societe Generale
5.290%	02/01/2007	††	443,267	443,267
Societe Generale
5.270%	01/19/2007	††	443,267	443,267
Svenska Handlesbanken
5.250%	01/02/2007	††	203,484	203,484
Three Pillars Funding LLC
5.380%	01/02/2007	††	265,298	265,298
UBS AG
5.300%	01/04/2007	††	177,307	177,307
UBS AG
5.290%	01/02/2007	††	354,613	354,613
Variable Funding Capital Co
5.310%	02/02/2007	††	177,307	177,306
Variable Funding Capital Co
5.290%	01/04/2007	††	177,307	177,306
Yorktown Capital LLC
5.330%	01/16/2007	††	177,307	177,306
Yorktown Capital LLC
5.300%	01/10/2007	††	177,307	177,306
				22,664,242
Floating Rate Instruments/Master Notes—0.2%
Bank of America
5.310%	07/10/2007	††	443,267	443,267
Bank of America
5.270%	01/09/2007	††	354,613	354,613
				797,880
TOTAL CASH EQUIVALENTS
(Cost $23,462,122)				23,462,122

REPURCHASE AGREEMENTS—2.7%
Investors Bank & Trust Repurchase Agreement date 12/29/2006 due 01/02/2007 with maturity value of 10,607,916 and an effective yield of 4.65% collateralized by a U.S. Government obligation with a rate of 4.142%, a maturity date of 05/01/2034 and an aggregate market value of 11,132,560			10,602,438	10,602,438
TOTAL INVESTMENTS—105.8%
(Cost $231,495,120)				418,180,791
Other assets less liabilities—(5.8%)				(22,811,520)
NET ASSETS—100.0%				$395,369,271

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing security.
†	Denotes all or a portion of security on loan.
**	Security has been pledged as collateral for futures contracts.
††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—98.1%
Advertising—0.3%
24/7 Real Media, Inc.	*	273	$2,471
Aquantive, Inc.	*	2,027	49,986
Catalina Marketing Corporation		2,131	58,602
Clear Channel Outdoor Holdings, Inc. Class A	*	2,500	69,775
Getty Images, Inc.	*†	1,742	74,592
Interpublic Group, Inc.	*†	17,203	210,565
Jupitermedia Corporation	*	1,450	11,484
Lamar Advertising Company	*	3,479	227,492
Monster Worldwide, Inc.	*	4,681	218,322
Omnicom Group		6,610	691,009
Valueclick, Inc.	*	4,058	95,891
			1,710,189
Aerospace & Defense—1.6%
AAR Corporation	*†	1,489	43,464
Alliant Techsystems, Inc.	*†	1,550	121,194
Armor Holdings, Inc.	*†	1,500	82,275
Goodrich Corporation		4,882	222,375
BE Aerospace, Inc.	*	2,393	61,452
Boeing Company (The)		27,705	2,461,312
Fairchild Corporation (The) Class A	*	3,265	7,150
Gencorp, Inc.	*†	1,629	22,839
General Dynamics Corporation		13,610	1,011,903
Heico Corporation Class A		878	28,605
Honeywell International, Inc.		29,167	1,319,515
Kreisler Manufacturing Corporation	*	1,250	12,037
Lockheed Martin Corporation		13,135	1,209,339
Northrop Grumman Corporation		12,770	864,529
Orbital Sciences Corporation	*	2,123	39,148
Sequa Corporation Class A	*	510	58,681
Textron, Inc.		4,107	385,113
Triumph Group, Inc.		822	43,097
United Technologies Corporation		36,395	2,275,415
			10,269,443
Agriculture, Forestry & Fishing—0.0%
Andersons, Inc.		700	29,673
Griffin Land & Nurseries, Inc.	*	650	21,092
Margo Caribe, Inc. (Puerto Rico)	*†	1,022	5,493
Pilgrim’s Pride Corporation		2,476	72,869
Seaboard Corporation	†	18	31,770
Terra Industries, Inc.	*†	2,513	30,106
Tractor Supply Company	*†	1,549	69,256
			260,259
Airlines—0.4%
AMR Corporation	*	6,672	201,695
Air T, Inc.		1,352	11,898
Airnet Systems, Inc.	*	2,609	7,723
Airtran Holdings, Inc.	*†	3,168	37,192
Alaska Air Group, Inc.	*	1,343	53,048
Atlas Air Worldwide Holdings, Inc.	*	600	26,700
Bristow Group, Inc.	*	982	35,440
Continental Airlines, Inc. Class B	*†	2,723	112,324
ExpressJet Holdings, Inc.	*	2,636	21,352
FedEx Corporation		11,378	1,235,878
Frontier Airlines Holdings, Inc.	*†	1,369	10,131
JetBlue Airways Corporation	*	6,414	91,079
Mesa Air Group, Inc.	*†	847	7,259

Midwest Air Group, Inc.	*†	915	$10,522
PHI, Inc.	*	774	25,333
Skywest, Inc.		2,390	60,969
Southwest Airlines Company		30,863	472,821
UAL Corporation	*	3,500	154,000
US Airways Group, Inc.	*†	2,272	122,347
			2,697,711
Apparel Retailers—0.6%
Abercrombie & Fitch Company Class A		3,982	277,267
Aeropostale, Inc.	*	2,403	74,181
American Eagle Outfitters, Inc.		8,736	272,651
AnnTaylor Stores Corporation	*	2,733	89,752
Bebe Stores, Inc.		790	15,634
Big Dog Holdings, Inc.	*	1,620	26,568
Buckle, Inc. (The)		1,115	56,698
Carter’s, Inc.	*	1,476	37,638
Casual Male Retail Group, Inc.	*	1,930	25,186
Cato Corporation Class A		1,761	40,345
Charlotte Russe Holding, Inc.	*	1,100	33,825
Charming Shoppes, Inc.	*	3,138	42,457
Chico’s FAS, Inc.	*	7,236	149,713
Children’s Place	*†	1,144	72,667
Christopher & Banks Corporation		1,528	28,512
Claire’s Stores, Inc.		3,855	127,755
Dress Barn, Inc.	*†	1,900	44,327
Finish Line Class A		1,604	22,905
Gap (The), Inc.	†	25,472	496,704
HOT Topic, Inc.	*†	1,824	24,332
JOS A. Bank Clothiers, Inc.	*†	577	16,935
Kohl’s Corporation	*	11,796	807,200
Ltd. Brands, Inc.		12,957	374,976
Nordstrom, Inc.		8,394	414,160
Pacific Sunwear of California, Inc.	*†	3,025	59,230
Payless Shoesource, Inc.	*	2,964	97,278
Ross Stores, Inc.		6,350	186,055
Stage Stores, Inc.		1,491	45,311
Talbots, Inc.		375	9,037
Tween Brands, Inc.	*†	1,485	59,296
Urban Outfitters, Inc.	*†	5,012	115,426
Wet Seal, Inc. (The) Class A	*	1,246	8,311
Wilsons The Leather Experts, Inc.	*	819	1,671
			4,154,003
Automotive—0.9%
A.O. Smith Corporation		1,341	50,368
Adesa, Inc.		4,131	114,635
Aftermarket Technology Corporation	*	603	12,832
American Axle & Manufacturing Holdings, Inc.	†	2,113	40,126
America’s Car Mart, Inc.	*†	354	4,198
Amerigon, Inc.	*	2,107	20,354
ArvinMeritor, Inc.		2,791	50,880
Asbury Automotive Group, Inc.		1,342	31,618
Autonation, Inc.	*	5,363	114,339
BorgWarner, Inc.		2,274	134,211
Carmax, Inc.	*†	4,258	228,357
Clarcor, Inc.		2,354	79,589
Coachmen Industries, Inc.		705	7,755
Copart, Inc.	*	3,582	107,460
Federal Signal Corporation		2,159	34,630
Ford Motor Company	†	74,379	558,586
General Motors Corporation		16,347	502,180
Genuine Parts Company		7,620	361,417

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Goodyear Tire & Rubber Company (The) *†	7,281	$152,828
Group 1 Automotive, Inc.	1,068	55,237
Harley-Davidson, Inc.	10,663	751,422
Harsco Corporation	1,823	138,730
ITT Corporation	8,056	457,742
Keystone Automotive Industries, Inc. *	1,743	59,245
Lear Corporation †	2,741	80,942
Lithia Motors, Inc. Class A	862	24,791
LKQ Corporation *	3,500	80,465
Monaco Coach Corporation	1,376	19,484
Navistar International Corporation *	2,851	95,309
Oshkosh Truck Corporation	2,868	138,869
Paccar, Inc. †	9,902	642,640
PEP Boys-Manny Moe & Jack	2,200	32,692
Proliance International, Inc. *	2,239	10,299
Sonic Automotive, Inc.	1,649	47,887
Strattec Security Corporation *	123	5,732
Superior Industries International, Inc. †	1,102	21,236
Tenneco Automotive, Inc. *	1,600	39,552
Titan International, Inc. †	1,085	21,863
TRW Automotive Holdings Corporation *	900	23,283
United Auto Group, Inc.	1,654	38,985
Visteon Corporation *	5,429	46,038
Wabash National Corporation	1,395	21,064
Winnebago Industries, Inc. †	1,432	47,127
		5,506,997
Banking—11.1%
1st Source Corporation	1,180	37,913
Advanta Corporation Class A	1,446	57,565
Alabama National Bancorp	575	39,520
Alliance Bankshares Corporation *	744	11,644
Amcore Financial, Inc.	1,313	42,896
American Express Company	42,027	2,549,778
AmeriCredit Corporation *†	6,437	162,019
Anchor Bancorp Wisconsin, Inc.	1,411	40,665
Associated Banc Corporation	5,110	178,237
Astoria Financial Corporation	4,671	140,877
BB&T Corporation	20,879	917,214
BancFirst Corporation	642	34,668
Bancorpsouth, Inc.	3,611	96,847
BancTrust Financial Group, Inc.	1,600	40,832
Bank Mutual Corporation	3,756	45,485
Bank of America Corporation	178,464	9,528,193
Bank of Hawaii Corporation	2,494	134,551
Bank of New York Company, Inc. (The)	29,648	1,167,242
BankAtlantic Bancorp, Inc. Class A	2,210	30,520
Bankunited Financial Corporation Class A	793	22,172
Blue River Bancshares, Inc.	2,545	15,563
BOK Financial Corporation	1,765	97,040
Boston Private Financial Holdings, Inc.	1,297	36,588
Brookline Bancorp, Inc.	3,765	49,585
Bryn Mawr Bank Corporation	1,058	25,011
Capital Bank Corporation	1,282	22,050
Capital City Bank Group, Inc.	1,113	39,289
Capital One Financial Corporation	17,661	1,356,718
Capitol Federal Financial †	2,115	81,258
Cardinal Financial Corporation	1,142	11,705

Cascade Bancorp †	2,191	$67,987
Cascade Financial Corporation	1,063	18,145
Cathay General Bancorp	2,082	71,850
Centennial Bank Holdings, Inc. *	5,300	50,138
Central Pacific Financial Corporation	929	36,008
CFS Bancorp, Inc.	1,873	27,439
Charter Financial Corporation	350	18,032
Chemical Financial Corporation	1,552	51,682
Chittenden Corporation	2,222	68,193
CIT Group, Inc.	8,482	473,041
Citigroup, Inc.	194,411	10,828,693
Citizens Banking Corporation †	2,069	54,828
City Bank, Lynnwood, WA	1,646	58,909
City Holding Company	250	10,222
City National Corporation	2,199	156,569
Coastal Financial Corporation	1,952	32,696
CoBiz, Inc.	1,063	23,429
Colonial BancGroup, Inc. (The)	5,643	145,251
Comerica, Inc.	6,877	403,542
Commerce Bancorp, Inc., NJ †	6,314	222,695
Commerce Bancshares, Inc.	3,607	174,615
Community Bank System, Inc.	1,402	32,246
Community Trust Bancorp, Inc.	665	27,617
Compass Bancshares, Inc.	4,769	284,471
CompuCredit Corporation *†	83	3,304
Corus Bankshares, Inc. †	702	16,195
Cullen/Frost Bankers, Inc.	2,502	139,662
CVB Financial Corporation	3,713	53,690
Dime Community Bancshares	1,638	22,948
Downey Financial Corporation †	1,038	75,338
Eastern Virginia Bankshares, Inc.	700	15,792
East-West Bancorp, Inc.	2,200	77,924
Euronet Worldwide, Inc. *†	1,056	31,353
Fannie Mae	37,770	2,243,160
Farmers Capital Bank Corporation	1,113	37,987
Fidelity Bankshares, Inc.	2,263	89,773
Fidelity Southern Corporation	1,381	25,700
Fifth Third Bancorp	18,257	747,259
Financial Federal Corporation †	1,513	44,497
Financial Institutions, Inc.	749	17,264
First Bancorp North Carolina	643	14,043
First Bancorp Puerto Rico	3,246	30,934
First Charter Corporation †	843	20,738
First Citizens BancShares, Inc. Class A	254	51,471
First Commonwealth Financial Corporation	5,133	68,936
First Community Bancorp	894	46,729
First Financial Bancorp †	1,895	31,476
First Financial Bankshares, Inc.	333	13,939
First Financial Service Corporation	366	11,273
First Horizon National Corporation	5,607	234,260
First Marblehead Corporation (The) †	2,764	151,053
First Merchants Corporation	874	23,764
First Midwest Bancorp, Inc.	2,002	77,437
First Niagara Financial Group, Inc.	4,099	60,911
First of Long Island Corporation (The)	493	21,618
First Republic Bank †	1,336	52,211
FirstFed Financial Corporation *†	922	61,746
FirstMerit Corporation	3,895	94,025
Flagstar Bancorp, Inc.	2,110	31,312
FMS Financial Corporation	500	15,850
FNB Corporation	3,344	61,095
Freddie Mac	26,933	1,828,751
Fremont General Corporation	2,929	47,479

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Frontier Financial Corporation †	2,254	$65,884
Fulton Financial Corporation	6,533	109,101
Glacier Bancorp, Inc.	1,771	43,283
Great Lakes Bancorp, Inc. *	277	3,889
Greater Bay Bancorp	2,213	58,268
Hallwood Group, Inc. *	100	12,250
Hancock Holding Company	1,752	92,576
Hanmi Financial Corporation	3,600	81,108
Harleysville National Corporation	1,210	23,365
Harrington West Financial Group, Inc.	1,171	20,200
Heritage Financial Corporation	332	8,144
Horizon Financial Services Corporation	450	5,985
Hudson City Bancorp, Inc.	20,250	281,070
Huntington Bancshares, Inc.	8,571	203,561
Independent Bank Corporation (Massachusetts)	874	31,490
Independent Bank Corporation (Michigan)	2,079	52,578
IndyMac Bancorp, Inc. †	2,523	113,939
Integra Bank Corporation	848	23,337
International Bancshares Corporation	2,953	91,277
Investors Financial Services Corporation	2,840	121,183
Irwin Financial Corporation †	1,296	29,328
JPMorgan Chase & Company	135,836	6,560,879
Keycorp	15,774	599,885
KNBT Bancorp, Inc.	1,002	16,763
M&T Bank Corporation	3,475	424,506
MAF Bancorp, Inc.	1,245	55,639
Marshall & IIsley Corporation	8,572	412,399
MB Financial, Inc.	931	35,034
Medallion Financial Corporation	958	11,850
Mellon Financial Corporation	17,152	722,957
Mercantile Bankshares Corporation	5,206	243,589
Merchants Bancshares, Inc.	571	13,133
Midsouth Bancorp, Inc. †	498	15,518
Mid-State Bancshares	1,700	61,863
MidWestOne Financial Group, Inc.	582	11,605
Mitcham Industries, Inc. *	1,100	13,145
NASB Financial, Inc.	528	21,833
National City Corporation	23,233	849,398
National Penn Bancshares, Inc.	1,676	33,939
NBT Bancorp, Inc.	1,000	25,510
Nelnet, Inc. Class A *	481	13,160
Netbank, Inc.	2,850	13,224
New York Community Bancorp, Inc.	10,860	174,846
NewAlliance Bancshares, Inc.	4,600	75,440
Northern States Financial Corporation	772	15,247
Northern Trust Corporation	7,513	455,964
Northwest Bancorp, Inc.	2,048	56,238
Ocwen Financial Corporation *†	3,358	53,258
Old National Bancorp	3,552	67,204
PNC Financial Services Group, Inc.	11,751	870,044
Pacific Capital Bancorp	1,724	57,892
Pacific Premier Bancorp, Inc. *	976	11,888
Park National Corporation	728	72,072
Parkvale Financial Corporation	616	19,558
Peoples Bancorp, Inc.	814	24,176
People’s Bank †	2,509	111,952
Peoples Financial Corporation	883	23,841
PFF Bancorp, Inc.	1,096	37,823
Popular, Inc. (Puerto Rico)	10,296	184,813

Premier Community Bankshares, Inc.	933	$18,548
PrivateBancorp, Inc. †	1,200	49,956
Prosperity Bancshares, Inc.	2,300	79,373
Provident Bankshares Corporation	1,369	48,736
Provident Financial Services, Inc.	943	17,097
Provident New York Bancorp	3,670	54,977
R&G Financial Corporation Class B (Puerto Rico)	1,555	11,896
Regions Financial Corporation	28,179	1,053,895
Republic Bancorp, Inc.	3,754	50,529
Republic Bancorp, Inc. Class A	1,527	38,312
Riverview Bancorp, Inc.	2,600	39,520
Royal Bancshares of Pennsylvania Class A	882	23,179
S&T Bancorp, Inc.	1,868	64,764
Sandy Spring Bancorp, Inc.	344	13,134
Santander Bancorp (Puerto Rico) †	1,280	22,848
Shore Bancshares, Inc.	826	24,912
Signature Bank of New York *	1,900	58,862
Simmons First National Corporation Class A	911	28,742
Sky Financial Group, Inc.	4,278	122,094
SLM Corporation	16,037	782,124
South Financial Group, Inc. (The)	2,799	74,425
SouthFirst Bancshares, Inc.	400	5,600
Sovereign Bancorp, Inc. †	12,496	317,273
State Street Corporation	13,568	915,026
Sterling Bancorp, NY	1,476	29,077
Sterling Bancshares, Inc.	2,422	31,534
Sterling Financial Corporation (Pennsylvania)	1,557	36,854
Sterling Financial Corporation (Washington)	2,577	87,128
Student Loan Corporation	207	42,911
Suffolk Bancorp	1,100	41,943
SunTrust Banks, Inc.	14,045	1,186,100
Susquehanna Bancshares, Inc.	2,932	78,812
SVB Financial Group *	1,437	66,993
Synovus Financial Corporation	10,920	336,664
TCF Financial Corporation	6,104	167,372
TD Banknorth, Inc.	4,054	130,863
Tompkins Trustco, Inc.	665	30,224
Trustco Bank Corporation	3,435	38,197
Trustmark Corporation	2,435	79,649
U.S. Bancorp	69,469	2,514,083
UCBH Holdings, Inc.	3,652	64,129
UMB Financial Corporation	1,990	72,655
Umpqua Holdings Corporation	1,151	33,874
UnionBanCal Corporation	2,177	133,341
United Bankshares, Inc.	2,134	82,479
United Community Banks, Inc.	2,188	70,716
United Western Bancorp, Inc. *	973	19,450
Valley National Bancorp	5,152	136,580
W Holding Company, Inc. (Puerto Rico) †	8,055	48,008
Wachovia Corporation	74,687	4,253,425
Washington Federal, Inc.	3,379	79,508
Washington Mutual, Inc. †	37,457	1,703,919
Washington Trust Bancorp, Inc.	500	13,945
Webster Financial Corporation	2,393	116,587
Wells Fargo & Company	123,315	4,385,081
Wesbanco, Inc.	1,699	56,967
Westamerica Bancorporation	1,628	82,426
Western Alliance Bancorp *	1,400	48,678
Westfield Financial, Inc.	1,240	42,904
Whitney Holding Corporation	2,371	77,342
Willow Financial Bancorp Inc.	508	7,579

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Wilmington Trust Corporation	3,204	$135,113
Wintrust Financial Corporation	1,017	48,836
World Acceptance Corporation *	639	30,001
Zions Bancorporation	4,153	342,373
		71,884,883
Beverages, Food & Tobacco—4.4%
Alliance One International, Inc. *	2,000	14,120
Altria Group, Inc.	80,960	6,947,987
American Italian Pasta Company Class A *†	721	6,417
Anheuser-Busch Companies, Inc.	28,258	1,390,294
Archer-Daniels-Midland Company	23,265	743,549
Bridgford Foods Corporation *	559	3,505
Brown-Forman Corporation Class B	2,437	161,427
Bunge Ltd.	4,700	340,797
Campbell Soup Company	11,026	428,801
Central European Distribution Corporation *†	652	19,364
Chiquita Brands International, Inc. †	2,150	34,335
Coca-Cola Bottling Company Consolidated	437	29,904
Coca-Cola Company (The)	84,149	4,060,189
Coca-Cola Enterprises, Inc.	10,775	220,025
ConAgra Foods, Inc.	21,479	579,933
Constellation Brands, Inc. Class A *	8,096	234,946
Corn Products International, Inc.	3,164	109,285
Dean Foods Company *	6,281	265,561
Del Monte Foods Company	8,204	90,490
Delta & Pine Land Company	1,668	67,471
Farmer Brothers Company	930	19,855
Flowers Foods, Inc.	2,760	74,492
Fresh Del Monte Produce, Inc. (Cayman Islands)	567	8,454
General Mills, Inc.	14,393	829,037
Green Mountain Coffee Roasters, Inc. *	500	24,615
Hain Celestial Group, Inc. *	1,426	44,505
Hansen Natural Corporation *	2,680	90,262
Hershey Company (The) †	6,420	319,716
HJ Heinz Company	12,672	570,367
Hormel Foods Corporation	3,195	119,301
Inventure Group, Inc. (The) *	5,272	12,916
JM Smucker Company (The)	2,614	126,701
Kellogg Company	10,337	517,470
Kraft Foods, Inc. Class A †	9,578	341,935
Lancaster Colony Corporation	1,389	61,547
Lance, Inc.	1,370	27,510
Loews Corporation—Carolina Group	2,900	187,688
M&F Worldwide Corporation *	780	19,703
McCormick & Company, Inc.	5,759	222,067
Molson Coors Brewing Company Class B	2,911	222,517
Peet’s Coffee & Tea, Inc. *	637	16,715
Pepsi Bottling Group, Inc.	5,177	160,021
PepsiAmericas, Inc.	3,031	63,590
Pepsico, Inc.	64,903	4,059,683
Performance Food Group Company *	1,907	52,709
Ralcorp Holdings, Inc. *	1,228	62,493
Reynolds American, Inc. †	6,595	431,775
Safeway, Inc.	17,256	596,367
Sanderson Farms, Inc. †	864	26,171
Sara Lee Corporation	29,377	500,290

Smart & Final, Inc. *	1,915	$36,193
Smithfield Foods, Inc. *	4,682	120,140
Supervalu, Inc.	8,154	291,505
Sysco Corporation	24,091	885,585
Tootsie Roll Industries, Inc.	556	18,181
Topps Company, Inc. (The)	2,255	20,069
TreeHouse Foods, Inc. *†	1,256	39,187
Tyson Foods, Inc. Class A †	10,231	168,300
UST, Inc. †	6,881	400,474
United Natural Foods, Inc. *†	1,912	68,679
Universal Corporation	1,078	52,833
Vector Group Ltd. †	2,276	40,399
WM Wrigley Jr. Company	7,657	396,020
		28,096,437
Building Materials—1.0%
Amcol International Corporation	1,186	32,900
Beacon Roofing Supply, Inc. *†	2,570	48,367
Building Material Holding Corporation †	1,800	44,442
Carbo Ceramics, Inc. †	1,137	42,490
Carlisle Companies, Inc.	1,226	96,241
Champion Enterprises, Inc. *	2,559	23,952
Eagle Materials, Inc.	2,083	90,048
ElkCorp	938	38,542
Florida Rock Industries, Inc.	2,697	116,106
Home Depot, Inc.	80,722	3,241,796
Interline Brands, Inc. *	982	22,066
Jewett-Cameron Trading Ltd. (Canada) *	1,050	14,726
Louisiana-Pacific Corporation	4,396	94,646
Lowe’s Companies, Inc.	60,510	1,884,886
Martin Marietta Materials, Inc.	1,737	180,492
Numerex Corporation Class A *	1,800	16,938
Owens Corning, Inc. *†	1,100	32,890
Rock of Ages Corporation *	1,387	5,659
US Home Systems, Inc. *	1,291	14,666
USG Corporation *†	3,348	183,470
Vulcan Materials Company †	3,294	296,032
Wesco International, Inc. *	1,550	91,155
		6,612,510
Chemicals—1.5%
A. Schulman, Inc.	1,444	32,129
AEP Industries, Inc. *	372	19,832
Air Products & Chemicals, Inc.	8,040	565,051
Airgas, Inc.	3,075	124,599
Albemarle Corporation	1,856	133,261
Arch Chemicals, Inc.	1,211	40,338
Atlantis Plastics, Inc. Class A *†	417	1,359
Avery Dennison Corporation	4,185	284,287
Cabot Corporation	2,693	117,334
Cabot Microelectronics Corporation *†	1,049	35,603
Celanese Corporation Class A	5,993	155,099
CF Industries Holdings, Inc.	3,400	87,176
Chemtura Corporation	8,873	85,447
Church & Dwight, Inc.	2,569	109,568
Compass Minerals International, Inc.	2,200	69,432
Cooper Tire & Rubber Company †	3,066	43,844
Cytec Industries, Inc. †	1,644	92,902
Dow Chemical Company (The)	38,798	1,549,592
Eastman Chemical Company	3,211	190,444
EI Du Pont de Nemours & Company	35,860	1,746,741
Empire Financial Holding Company *	1,550	4,898

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
FMC Corporation		1,668	$127,685
Female Health Company (The)	*†	4,531	6,978
Georgia Gulf Corporation		1,268	24,485
HB Fuller Company		2,570	66,357
Hercules, Inc.	*	4,606	88,942
Huntsman Corporation	*†	2,600	49,322
International Flavors & Fragrances, Inc.		3,885	190,987
Koppers Holdings, Inc.		2,000	52,140
Landec Corporation	*	986	10,609
LSB Industries, Inc.	*†	1,411	16,339
Lubrizol Corporation		1,819	91,186
Lyondell Chemical Company		7,868	201,185
MacDermid, Inc.		1,456	49,650
Minerals Technologies, Inc.		868	51,030
Monsanto Company		21,546	1,131,811
Mosaic Company (The)	*	4,509	96,312
Myers Industries, Inc.		1,716	26,873
NewMarket Corporation		1,200	70,860
NL Industries, Inc.		2,111	21,828
NuCo2, Inc.	*	1,261	31,008
Olin Corporation		2,796	46,190
OM Group, Inc.	*	1,147	51,936
Omnova Solutions, Inc.	*	6,478	29,669
PPG Industries, Inc.		7,052	452,809
Penford Corporation		785	13,580
Pharmos Corporation	*	1,375	2,530
PolyOne Corporation	*	2,862	21,465
Praxair, Inc.		12,623	748,923
Scotts Miracle-Gro Company (The) Class A		1,662	85,842
Sensient Technologies Corporation		2,027	49,864
Spartech Corporation		1,451	38,045
SurModics, Inc.	*†	675	21,006
Trex Company, Inc.	*†	731	16,733
Tronox, Inc. Class B		829	13,090
Tupperware Corporation		2,427	54,874
UAP Holding Corporation	†	2,800	70,504
Unifi, Inc.	*	2,629	6,441
USEC, Inc.	*	2,637	33,543
Valhi, Inc.		511	13,276
W.R. Grace & Company	*†	4,200	83,160
Wellman, Inc.		1,509	4,814
West Pharmaceutical Services, Inc.		1,704	87,296
			9,840,113
Coal—0.2%
Alpha Natural Resources, Inc.	*	1,280	18,214
Arch Coal, Inc.		4,116	123,603
Consol Energy, Inc.		7,462	239,754
Evergreen Energy, Inc.	*†	4,989	49,341
International Coal Group, Inc.	*†	4,900	26,705
James River Coal Company	*†	1,500	13,920
Massey Energy Company		3,053	70,921
Natural Resource Partners, LP		1,000	57,950
Peabody Energy Corporation		10,424	421,234
Penn Virginia Resource Partners, LP		1,600	41,616
			1,063,258
Commercial Services—1.9%
Aaron Rents, Inc.	†	1,939	55,804
ABM Industries, Inc.		2,291	52,029
Accenture Ltd. Class A (Bermuda)		19,300	712,749
ACCO Brands Corporation	*	1,319	34,914
Administaff, Inc.	†	1,143	48,886
Advisory Board Company (The)	*	950	50,863

Advo, Inc.		1,276	$41,598
Akamai Technologies, Inc.	*†	5,664	300,872
Allied Waste Industries, Inc.	*	7,625	93,711
Amerco, Inc.	*	805	70,043
American Railcar Industries, Inc.		1,200	40,848
AMN Healthcare Services, Inc.	*	1,507	41,503
Angelica Corporation		510	13,158
APAC Customer Services, Inc.	*	1,972	7,395
Avis Budget Group, Inc.		4,424	95,957
BISYS Group, Inc. (The)	*	5,178	66,848
Bandag, Inc.		1,000	50,430
Barrett Business Services, Inc.		2,203	51,594
BearingPoint, Inc.	*†	8,105	63,786
Bowne & Company, Inc.		1,575	25,105
Brink’s Company (The)		2,360	150,851
CDI Corporation		1,131	28,162
Central Parking Corporation	†	1,898	34,164
Cenveo, Inc.	*	2,792	59,190
Chemed Corporation		1,162	42,971
Cintas Corporation		5,365	213,044
Clean Harbors, Inc.	*	1,207	58,431
Coinstar, Inc.	*	1,075	32,863
Comfort Systems USA, Inc.		2,179	27,543
Consolidated Graphics, Inc.	*	776	45,838
Convergys Corporation	*	5,933	141,087
Corporate Executive Board Company	†	1,507	132,164
Corrections Corporation of America	*	2,850	128,905
Courier Corporation		424	16,523
CRA International, Inc.	*†	986	51,666
Cytyc Corporation	*	4,240	119,992
Daktronics, Inc.		927	34,160
Diamond Management & Technology Consultants, Inc.		1,431	17,802
Digitas, Inc.	*	2,891	38,768
Dollar Thrifty Automotive Group, Inc.	*	1,057	48,210
Dun & Bradstreet Company	*	2,641	218,648
EGL, Inc.	*	1,861	55,421
Edgewater Technology, Inc.	*	1,533	9,367
eFunds Corporation	*	2,250	61,875
Ennis Business Forms, Inc.		695	17,000
EPIQ Systems, Inc.	*†	725	12,303
Equifax, Inc.		4,973	201,904
eResearch Technology, Inc.	*†	2,056	13,837
Escala Group, Inc.	*†	951	7,313
First Aviation Services, Inc.	*	1,818	6,545
First Consulting Group, Inc.	*	1,097	15,095
Fluor Corporation	†	3,405	278,018
Forrester Research, Inc.	*	963	26,107
FTI Consulting, Inc.	*†	1,735	48,389
G&K Services, Inc. Class A		1,008	39,201
Geo Group, Inc. (The)	*	1,228	46,075
Gevity HR, Inc.		964	22,837
H&E Equipment Services, Inc.	*	1,600	39,632
H&R Block, Inc.	†	11,402	262,702
Harris Interactive, Inc.	*	2,730	13,759
Healthcare Services Group, Inc.		2,490	72,110
Heidrick & Struggles International, Inc.	*	865	36,641
Hewitt Associates, Inc. Class A	*	2,317	59,663
Icos Corporation	*	2,748	92,855
I-many, Inc.	*	951	1,569
Inergy, LP		1,700	50,677
Infrasource Services, Inc.	*	3,401	74,040
inVentiv Health, Inc.	*	2,100	74,235
Iron Mountain, Inc.	*†	4,764	196,944

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Jacobs Engineering Group, Inc.	*	1,919	$156,475
John H. Harland Company		1,281	64,306
Kelly Services, Inc. Class A		1,173	33,947
Kforce.com, Inc.	*	297	3,614
Korn Ferry International	*†	1,624	37,287
Labor Ready, Inc.	*	2,485	45,550
Landauer, Inc.		598	31,377
Lazare Kaplan International	*	1,139	11,333
LECG Corporation	*	73	1,349
Lionbridge Technologies, Inc.	*	1,165	7,503
Macquarie Infrastructure Company Trust		2,000	70,960
Magellan Health Services, Inc.	*	1,400	60,508
Management Network Group, Inc.	*	1,600	2,400
Manpower, Inc.		3,593	269,223
MasterCard, Inc. Class A	†	2,238	220,421
Maximus, Inc.		1,052	32,381
Medical Staffing Network Holdings, Inc.	*	1,686	9,897
Metal Management, Inc.		1,800	68,130
Midas, Inc.	*	1,277	29,371
Millennium Cell, Inc.	*†	1,700	1,598
Mobile Mini, Inc.	*	2,000	53,880
MoneyGram International, Inc.		3,750	117,600
Moody’s Corporation		9,284	641,153
MPS Group, Inc.	*	3,706	52,551
MTC Technologies, Inc.	*	619	14,577
National Research Corporation		1,250	28,575
Navigant Consulting, Inc.	*†	2,313	45,705
NetRatings, Inc.	*	1,164	20,382
Omnicell, Inc.	*	783	14,587
On Assignment, Inc.	*	1,243	14,605
Online Resources Corporation	*	700	7,147
Opsware, Inc.	*†	2,730	24,079
Overland Storage, Inc.	*	481	2,164
Paychex, Inc.		13,545	535,569
PDI, Inc.	*	703	7,135
Pegasystems, Inc.		2,141	21,132
Perma-Fix Environmental Services	*	5,502	12,765
Per-Se Technologies, Inc.	*†	1,658	46,059
Pfsweb, Inc.	*	5,683	6,251
PHH Corporation	*	2,212	63,860
Portfolio Recovery Associates, Inc.	*†	504	23,532
Possis Medical, Inc.	*	1,278	17,227
Pre-Paid Legal Services, Inc.	*†	779	30,482
Presstek, Inc.	*	945	6,010
Quanta Services, Inc.	*†	4,702	92,488
RCM Technologies, Inc.	*	1,593	9,542
Regis Corporation		1,818	71,884
Rent-A-Center, Inc.	*†	3,377	99,655
Republic Services, Inc.		5,629	228,931
Resources Connection, Inc.	*	2,060	65,590
Rewards Network, Inc.	*	1,127	7,833
Robert Half International, Inc.	†	7,107	263,812
Rollins, Inc.		661	14,615
RR Donnelley & Sons Company		8,887	315,844
Ryder System, Inc.		2,660	135,820
Sally Beauty Company, Inc.	*	3,659	28,540
Service Corporation International		11,775	120,694
ServiceMaster Company (The)		11,826	155,039
Shaw Group, Inc. (The)	*	2,182	73,097
Sitel Corporation	*	2,384	10,060
Sotheby’s Holdings, Inc. Class A		2,623	81,365
Spherion Corporation	*	2,689	19,979

Standard Register Company (The)		1,650	$19,800
StarTek, Inc.		994	13,459
Steiner Leisure, Ltd. (Bahama Islands)	*	1,503	68,386
Stericycle, Inc.	*	1,569	118,459
SupportSoft, Inc.	*	1,562	8,560
Synagro Technologies, Inc.		3,224	14,250
Tejon Ranch Company	*†	762	42,550
TeleTech Holdings, Inc.	*	2,738	65,383
Tetra Tech, Inc.	*	2,114	38,242
TRC Companies, Inc.	*	327	2,822
United Rentals, Inc.	*†	3,294	83,766
Universal Compression Holdings, Inc.	*	1,492	92,668
URS Corporation	*	1,582	67,789
Valassis Communications, Inc.	*	2,236	32,422
Varsity Group, Inc.	*	2,747	4,862
Vertrue, Inc.	*†	749	28,769
Viad Corporation		937	38,042
Volt Information Sciences, Inc.	*	833	41,825
Waste Connections, Inc.	*	1,575	65,441
Waste Industries USA, Inc.		1,296	39,554
Waste Management, Inc.		20,986	771,655
Watson Wyatt Worldwide Inc.		1,600	72,240
Weight Watchers International, Inc.		1,826	95,920
Westaff, Inc.	*	942	5,172
Wind River Systems, Inc.	*†	3,206	32,861
World Fuel Services Corporation		960	42,682
Wright Express Corporation	*	1,750	54,547
Xanser Corporation	*	1,100	5,346
			12,122,106
Communications—1.5%
Ace*Comm Corporation	*	3,033	3,791
ADC Telecommunications, Inc.	*	4,773	69,352
AltiGen Communications, Inc.	*	4,109	6,698
American Tower Corporation Class A	*	15,861	591,298
Anadigics, Inc.	*†	957	8,479
Andrew Corporation	*†	6,376	65,226
Applied Innovation, Inc.	*	500	1,605
Applied Signal Technology, Inc.		1,237	17,392
Arris Group, Inc.	*	2,896	36,229
Avaya, Inc.	*	17,294	241,770
Avici Systems, Inc.	*†	711	5,510
Avistar Communications Corporation	*	774	1,393
Blonder Tongue Laboratories	*	2,285	3,884
Broadwing Corporation	*	1,358	21,212
CalAmp Corporation	*	550	4,642
Carrier Access Corporation	*	1,178	7,728
C-COR.net Corporation	*	1,547	17,234
Centillium Communications, Inc.	*	1,588	3,398
Checkpoint Systems, Inc.	*	1,441	29,108
Ciena Corporation	*	2,809	77,837
Comtech Telecommunications	*	1,350	51,394
Comverse Technology, Inc.	*	7,999	168,859
Corning, Inc.	*	57,683	1,079,249
Crown Castle International Corporation	*	8,983	290,151
CT Communications, Inc.		214	4,905
Cubic Corporation		1,692	36,716
Ditech Networks, Inc.	*	1,360	9,411
EndWave Corporation	*	911	9,866
Foundry Networks, Inc.	*	5,421	81,207
Glenayre Technologies, Inc.	*	2,143	5,465

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Harmonic, Inc.	*	2,820	$20,501
Harris Corporation		6,090	279,287
Hungarian Telephone & Cable Corporation	*	712	10,751
ID Systems, Inc.	*†	2,016	37,941
Integrated Telecom Express, Inc.	‡d	1,103	—
InterDigital Communications Corporation	*†	2,803	94,041
Inter-Tel, Inc.		1,334	29,561
InterVoice, Inc.	*	1,395	10,686
Intraware, Inc.	*	783	5,129
L-3 Communications Holdings, Inc.		5,024	410,863
McData Corporation Class A	*	5,654	31,380
Mindspeed Technologies, Inc.	*	4,009	7,657
Motorola, Inc.		95,635	1,966,256
Network Appliance, Inc.	*†	14,316	562,332
NMS Communications Corporation	*	1,250	2,562
On2 Technologies, Inc.	*	4,620	5,544
Openwave Systems, Inc.	*	2,570	23,721
Plantronics, Inc.		1,826	38,711
Polycom, Inc.	*	4,177	129,111
Powerwave Technologies, Inc.	*	2,434	15,699
Premiere Global Services, Inc.	*	2,174	20,523
Qualcomm, Inc.		64,472	2,436,397
SBA Communications Corporation	*	1,350	37,125
SeaChange International, Inc.	*	958	9,791
Sirius Satellite Radio, Inc.	*†	47,469	168,040
Socket Communications, Inc.	*	1,300	1,456
Sonus Networks, Inc.	*	10,700	70,513
Spectralink Corporation	*	1,133	9,744
Standard Microsystems Corporation	*	806	22,552
Stratex Networks, Inc.	*	2,680	12,944
Syntax-Brillian Corporation	*†	180	1,546
Tekelec	*	2,569	38,098
TeleCorp PCS, Inc.	‡	5,507	—
Tellabs, Inc.	*	19,143	196,407
Tollgrade Communications, Inc.	*	601	6,353
Tut Systems, Inc.	*†	1,414	1,584
Ulticom, Inc.	*	1,583	15,181
Universal Security Instruments, Inc.	*	1,866	52,136
Utstarcom, Inc.	*†	4,555	39,856
Verso Technologies, Inc.	*	1,618	1,861
Viasat, Inc.	*	1,190	35,474
Westell Technologies, Inc. Class A	*	1,821	4,552
XM Satellite Radio Holdings, Inc. Class A	*†	8,921	128,908
Zhone Technologies, Inc.	*	3,915	5,129
Zix Corporation	*	1,015	1,208
Zoom Telephonics, Inc.	*	2,711	3,036
			9,953,156
Computer Software & Processing—5.7%
3D Systems Corporation	*†	1,158	18,482
Activision, Inc.	*†	9,514	164,021
Actuate Corporation	*	2,084	12,379
Acxiom Corporation		3,451	88,518
Adobe Systems, Inc.	*	22,505	925,406
Advent Software, Inc.	*†	1,451	51,206
Affiliated Computer Services, Inc. Class A	*†	4,289	209,475
Agile Software Corporation	*	2,086	12,829

Alliance Data Systems Corporation	*	1,955	$122,129
Altiris, Inc.	*	974	24,720
American Access Technologies, Inc.	*	1,400	1,274
American Software, Inc. Class A		1,950	13,513
AMICAS, Inc.	*	1,846	5,427
answerthink, Inc.	*	1,140	3,511
Ansys, Inc.	*	1,198	52,101
Applix, Inc.	*	6,240	70,824
Arbitron, Inc.		1,298	56,385
Ariba, Inc.	*	2,075	16,060
Art Technology Group, Inc.	*	8,333	19,416
Aspen Technology, Inc.	*†	1,529	16,850
At Road, Inc.	*	1,947	14,213
Audible, Inc.	*	1,213	9,619
Autobytel, Inc.	*	1,384	4,844
Autodesk, Inc.	*	9,258	374,579
Automatic Data Processing, Inc.		22,994	1,132,454
Avocent Corporation	*	2,007	67,937
BEA Systems, Inc.	*	16,581	208,589
BMC Software, Inc.	*	9,391	302,390
Bankrate, Inc.	*†	1,083	41,100
Blackbaud, Inc.		2,650	68,900
Blackboard, Inc.	*†	1,400	42,056
Blue Coat Systems, Inc.	*	536	12,837
Borland Software Corporation	*	2,936	15,972
Brady Corporation Class A		2,402	89,547
CA, Inc.		17,506	396,511
CMGI, Inc.	*	10,077	13,503
CNET Networks, Inc.	*†	5,501	50,004
CSG Systems International, Inc.	*	2,153	57,550
CACI International, Inc. Class A	*	1,198	67,687
Cadence Design Systems, Inc.	*†	10,745	192,443
Callidus Software, Inc.	*	172	1,084
Captaris, Inc.	*	1,164	9,044
Carreker Corporation	*	1,681	12,843
Ceridian Corporation	*	6,177	172,832
Cerner Corporation	*†	3,044	138,502
Checkfree Corporation	*†	3,356	134,777
Choicepoint, Inc.	*	3,112	122,551
Chordiant Software, Inc.	*	4,648	15,385
Ciber, Inc.	*	2,444	16,570
Citrix Systems, Inc.	*	6,809	184,183
Clinical Data, Inc.	*†	1,332	21,379
Cogent Communications Group, Inc.	*	95	1,541
Cognex Corporation		2,023	48,188
Cognizant Technology Solutions Corporation	*	5,276	407,096
Computer Horizons Corporation	*	1,347	6,088
Computer Sciences Corporation	*	6,597	352,082
Compuware Corporation	*	15,945	132,822
Concur Technologies, Inc.	*†	2,083	33,411
Corillian Corporation	*	1,471	5,546
CoStar Group, Inc.	*†	770	41,241
Covansys Corporation	*	1,477	33,897
Cybersource Corporation	*	1,281	14,117
DST Systems, Inc.	*†	2,794	174,988
DealerTrack Holdings, Inc.	*	1,800	52,956
Deluxe Corporation		2,098	52,870
Dendrite International, Inc.	*	1,587	16,997
Digital Insight Corporation	*	1,463	56,311
Digital River, Inc.	*	1,627	90,770
DocuCorp International, Inc.	*	449	4,571
Earthlink, Inc.	*	5,814	41,279
ebix.com, Inc.	*	1,754	49,024
Echelon Corporation	*†	1,769	14,152

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Eclipsys Corporation	*†	1,846	$37,954
eCollege.com, Inc.	*†	635	9,938
Electro Rent Corporation	*	950	15,865
Electronic Arts, Inc.	*	12,060	607,342
Electronic Data Systems Corporation		22,135	609,819
Electronics for Imaging	*	2,638	70,118
Embarcadero Technologies, Inc.	*	1,252	7,662
Emdeon Corporation	*†	12,459	154,367
Entrust Technologies, Inc.	*	2,200	9,394
Epicor Software Corporation	*	1,693	22,872
ePresence, Inc.	‡d	1,173	—
eSpeed, Inc. Class A	*	1,470	12,833
Evolving Systems, Inc.	*	1,054	1,233
F5 Networks, Inc.	*	1,332	98,848
Factset Research Systems, Inc.		1,490	84,155
Fair Isaac Corporation		3,039	123,535
FalconStor Software, Inc.	*	1,373	11,876
Fidelity National Information Services, Inc.		11,188	448,527
First Data Corporation		29,639	756,387
Fiserv, Inc.	*	7,444	390,214
Gartner Group, Inc. Class A	*	1,179	23,332
Gerber Scientific, Inc.	*	1,608	20,196
Google, Inc. Class A	*	8,642	3,979,468
Hypercom Corporation	*	1,992	12,649
Hyperion Solutions Corporation	*	2,527	90,820
IMS Health, Inc.		7,150	196,482
iGate Capital Corporation	*	1,397	9,611
Informatica Corporation	*	3,171	38,718
Inforte Corporation	*	1,897	7,095
Infospace, Inc.	*	1,323	27,135
InfoUSA, Inc.		1,708	20,342
Integral Systems, Inc.		631	14,620
Interactive Data Corporation		1,521	36,565
Interactive Intelligence, Inc.	*	950	21,299
Internap Network Services Corporation	*†	1,169	23,228
Interwoven, Inc.	*	1,908	27,990
Intuit, Inc.	*	13,074	398,888
JDA Software Group, Inc.	*	1,256	17,295
Jack Henry & Associates, Inc.		3,591	76,847
Juniper Networks, Inc.	*	21,310	403,611
Keane, Inc.	*	2,631	31,335
Keynote Systems, Inc.	*	1,400	14,840
Knot, Inc. (The)	*†	2,304	60,457
Kronos, Inc.	*	1,283	47,137
Lawson Software, Inc.	*	8,700	64,293
LivePerson, Inc.	*	3,333	17,432
Looksmart	*	500	2,230
Magma Design Automation, Inc.	*	1,429	12,761
Manhattan Associates, Inc.	*	1,346	40,488
Mantech International Corporation Class A	*	1,217	44,822
Mapinfo Corporation	*	811	10,584
McAfee, Inc.	*	6,724	190,827
Mediware Information Systems	*	1,088	9,096
Mentor Graphics Corporation	*	2,745	49,492
Microsoft Corporation		346,771	10,354,582
MicroStrategy, Inc. Class A	*†	513	58,487
MIVA, Inc.	*	990	3,356
Mobius Management Systems, Inc.	*	878	5,839
Move, Inc.	*	7,362	40,565
NCR Corporation	*	7,848	335,580
Napster, Inc.	*	1,145	4,156

National Instruments Corporation		3,414	$92,997
Navisite, Inc.	*†	3,725	25,963
NAVTEQ Corporation	*†	3,700	129,389
Neoware Inc.	*	900	11,889
NetFlix, Inc.	*†	679	17,559
Netscout Systems, Inc.	*	1,250	10,375
Netsmart Technologies, Inc.	*	505	8,201
NIC, Inc.	*	2,450	12,176
Novell, Inc.	*	15,492	96,050
NVE Corporation	*†	348	10,691
Nvidia Corporation	*	13,456	498,007
Open Solutions, Inc.	*	312	11,744
Oracle Corporation	*	157,223	2,694,802
Packeteer, Inc.	*	1,900	25,840
Parametric Technology Corporation	*	4,423	79,702
PDF Solutions, Inc.	*	974	14,074
Perot Systems Corporation Class A	*	4,359	71,444
Phoenix Technologies Ltd.	*	907	4,081
Plato Learning, Inc.	*	1,825	9,873
Progress Software Corporation	*	1,322	36,923
QAD, Inc.		1,363	11,436
Quality Systems, Inc.		768	28,623
Quest Software, Inc.	*†	3,847	56,359
Radiant Systems, Inc.	*	1,019	10,638
Radisys Corporation	*	961	16,020
RealNetworks, Inc.	*	5,844	63,933
Red Hat, Inc.	*†	7,251	166,773
Renaissance Learning, Inc.		1,353	23,989
S1 Corporation	*	2,636	14,524
Saba Software, Inc.	*	1,576	9,818
SafeNet, Inc.	*	1,099	26,310
Salesforce.com, Inc.	*	2,200	80,190
Sapient Corporation	*†	4,150	22,783
Scientific Learning Corporation	*	3,145	17,266
SCO Group, Inc. (The)	*†	997	1,127
Secure Computing Corporation	*	1,554	10,194
Sonic Foundry, Inc.	*	1,200	5,640
SonicWall, Inc.	*	2,442	20,562
SPSS, Inc.	*	690	20,748
SRA International, Inc. Class A	*	1,664	44,495
Stratasys, Inc.	*†	891	27,986
SumTotal Systems, Inc.	*	317	1,918
Sun Microsystems, Inc.	*	135,549	734,676
Sybase, Inc.	*	3,825	94,477
Sykes Enterprises, Inc.	*	1,423	25,102
Symantec Corporation	*†	38,372	800,056
SYNNEX Corporation	*	104	2,282
Synopsys, Inc.	*	6,501	173,772
Synplicity, Inc.	*	1,050	6,573
Syntel, Inc.		1,554	41,647
Take-Two Interactive Software, Inc.	*†	2,643	46,940
Talx Corporation		1,039	28,521
Technology Solutions Company	*	108	744
THQ, Inc.	*†	2,914	94,763
3Com Corporation	*	14,501	59,599
TIBCO Software, Inc.	*	8,337	78,701
Total System Services, Inc.	†	1,651	43,570
Tradestation Group, Inc.	*†	1,690	23,237
Transaction Systems Architects, Inc. Class A	*	1,298	42,276
Trizetto Group, Inc.	*†	1,550	28,473
Tumbleweed Communications Corporation	*	1,102	2,898
Ultimate Software Group, Inc.	*	1,242	28,889

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Unisys Corporation	*	13,714	$107,518
United Online, Inc.	†	2,509	33,320
Vasco Data Security International, Inc.	*	3,804	45,077
Verint Systems, Inc.	*	1,152	39,491
VeriSign, Inc.	*	10,106	243,049
Versant Corporation	*	330	4,495
Viewpoint Corporation	*	1,140	764
Vignette Corporation	*	737	12,581
Vitria Technology, Inc.	*	1,150	3,093
Wave Systems Corporation Class A	*†	1,004	2,580
WebEx Communications, Inc.	*	1,743	60,813
Webmethods, Inc.	*	2,153	15,846
Websense, Inc.	*	1,958	44,701
Witness Systems, Inc.	*	1,980	34,709
XETA Technologies, Inc.	*	1,946	6,110
Yahoo!, Inc.	*	50,447	1,288,416
			36,666,718
Computers & Information—3.6%
3M Company		27,011	2,104,967
Apple Computer, Inc.	*	33,280	2,823,475
Authentidate Holding Corporation	*	1,023	1,637
Black Box Corporation		865	36,321
Brocade Communications Systems, Inc.	*	9,768	80,195
CDW Corporation		2,743	192,888
Ciprico, Inc.	*	1,658	10,031
Cirrus Logic, Inc.	*	2,946	20,268
Concurrent Computer Corporation	*	1,901	3,441
Cray, Inc.	*	714	8,482
Dataram Corporation		1,175	4,923
Datawatch Corporation	*	3,500	9,135
Dell, Inc.	*	78,317	1,964,974
Diebold, Inc.	†	3,079	143,481
Digi International, Inc.	*	1,976	27,249
Dot Hill Systems Corporation	*	1,396	5,486
EMC Corporation	*	89,450	1,180,740
Emulex Corporation	*	3,408	66,490
Extreme Networks, Inc.	*	4,491	18,817
Focus Enhancements, Inc.	*	5,319	8,298
Gateway, Inc.	*	13,470	27,075
Global Imaging Systems, Inc.	*	1,890	41,485
Global Payment Technologies, Inc.	*	1,270	1,778
Hewlett-Packard Company		109,000	4,489,710
Ikon Office Solutions, Inc.		5,770	94,455
InFocus Corporation	*	1,636	4,368
Ingram Micro, Inc. Class A	*	6,500	132,665
Insight Enterprises, Inc.	*	2,054	38,759
International Business Machines Corporation		59,479	5,778,385
International Game Technology		13,866	640,609
Iomega Corporation	*	1,865	6,583
Iteris, Inc.	*	4,263	10,231
Jabil Circuit, Inc.		8,287	203,446
Lexmark International, Inc.	*	4,019	294,191
MTI Technology Corporation	*	3,844	2,883
Micros Systems, Inc.	*	1,714	90,328
MTM Technologies, Inc.	*	500	770
Netgear, Inc.	*	1,206	31,657
Network Engines, Inc.	*	1,329	3,455
Nuance Communications, Inc.	*†	4,541	52,040

Palm, Inc.	*†	4,574	$64,448
Paxar Corporation	*	1,971	45,451
Performance Technologies, Inc.	*	793	4,750
Pitney Bowes, Inc.		9,192	424,578
Planar Systems, Inc.	*	785	7,591
Precis, Inc.	*	3,538	7,076
ProQuest Company	*	1,332	13,919
Quantum Corporation	*	6,681	15,500
Rackable Systems, Inc.	*†	1,843	57,078
Safeguard Scientifics, Inc.	*	4,073	9,857
SanDisk Corporation	*	8,969	385,936
ScanSource, Inc.	*	1,126	34,230
Scientific Games Corporation Class A	*	2,517	76,089
SCM Microsystems, Inc.	*	1,494	4,706
Seagate Technology (Cayman Islands)		20,081	532,147
SimpleTech, Inc.	*	1,055	13,377
Solectron Corporation	*	44,284	142,594
Symbol Technologies, Inc.		9,570	142,976
Tech Data Corporation	*	2,057	77,899
TransAct Technologies, Inc.	*	888	7,344
VA Software Corporation	*	2,018	10,151
VitalStream Holdings, Inc.	*	250	2,510
Wayside Technology Group, Inc.	†	1,787	27,019
Web.com, Inc.	*	705	2,954
Western Digital Corporation	*	8,154	166,831
Zebra Technologies Corporation Class A	*	2,988	103,953
			23,037,135
Containers & Packaging—0.2%
Ball Corporation		4,676	203,874
Crown Holdings, Inc.	*	6,844	143,176
Greif, Inc. Class A		426	50,438
Libbey, Inc.		749	9,243
Owens-IIlinois, Inc.	*†	6,064	111,881
Sealed Air Corporation		3,527	228,973
Silgan Holdings, Inc.		454	19,940
Sonoco Products Company		3,353	127,615
Temple-Inland, Inc.		4,506	207,411
			1,102,551
Cosmetics & Personal Care—1.7%
1-800 Contacts, Inc.	*	502	8,188
Alberto-Culver Company		3,659	78,486
Avon Products, Inc.		17,888	591,020
Chattem, Inc.	*†	872	43,670
Clorox Company		6,558	420,696
Colgate-Palmolive Company		20,694	1,350,077
Ecolab, Inc.	†	8,093	365,804
Elizabeth Arden, Inc.	*	1,017	19,374
Estee Lauder Companies (The), Inc., Class A	†	5,057	206,427
Procter & Gamble Company		124,151	7,979,185
Quaker Chemical Corporation		483	10,660
Stepan Company		556	17,609
			11,091,196
Education—0.1%
Ambassadors International, Inc.		523	23,859
Apollo Group, Inc. Class A	*†	5,517	214,997
Career Education Corporation	*	4,167	103,258
Corinthian Colleges, Inc.	*	3,624	49,395
DeVry, Inc.		2,980	83,440
ITT Educational Services, Inc.	*	1,873	124,311
Laureate Education, Inc.	*	1,885	91,668

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Learning Tree International, Inc. *	766	$6,810
Princeton Review, Inc. *	818	4,319
Strayer Education, Inc.	551	58,434
Universal Technical Institute, Inc. *†	418	9,284
		769,775
Electric Utilities—3.2%
AES Corporation (The) *	25,835	569,403
Allegheny Energy, Inc. *	5,273	242,083
Allete, Inc.	1,243	57,849
Alliant Energy Corporation	4,491	169,625
Ameren Corporation †	8,429	452,890
American Electric Power Company, Inc.	16,393	698,014
Aquila, Inc. *	7,275	34,192
Avista Corporation	1,759	44,520
Black Hills Corporation	2,041	75,395
CMS Energy Corporation *	6,681	111,573
Centerpoint Energy, Inc. †	12,705	210,649
Central Vermont Public Service Corporation	540	12,717
CH Energy Group, Inc.	694	36,643
Cleco Corporation	2,109	53,210
Consolidated Edison, Inc.	9,476	455,511
Constellation Energy Group, Inc.	7,642	526,305
DTE Energy Company †	6,985	338,144
Dominion Resources, Inc.	14,361	1,204,026
DPL, Inc.	5,037	139,928
Duke Energy Corporation	47,382	1,573,556
Duquesne Light Holdings, Inc.	2,789	55,362
Dynegy, Inc. Class A *	15,654	113,335
Edison International	12,022	546,761
EL Paso Electric Company *	1,748	42,599
Empire District Electric Company (The)	1,197	29,554
Energy East Corporation	5,959	147,783
Entergy Corporation	8,044	742,622
Exelon Corporation	26,142	1,617,928
FPL Group, Inc. †	14,666	798,124
FirstEnergy Corporation	12,802	770,808
Great Plains Energy, Inc. †	2,828	89,930
Green Mountain Power Corporation	1,811	61,375
Hawaiian Electric Industries, Inc.	3,066	83,242
Idacorp, Inc.	1,515	58,555
KeySpan Corporation	7,299	300,573
MGE Energy, Inc.	1,559	57,028
Mirant Corporation *	10,625	335,431
NiSource, Inc.	10,893	262,521
Northeast Utilities	5,201	146,460
NRG Energy, Inc. *†	4,000	224,040
NSTAR	4,374	150,291
OGE Energy Corporation	3,358	134,320
Otter Tail Corporation	1,095	34,120
PG&E Corporation	13,709	648,847
PPL Corporation	14,691	526,525
Pepco Holdings, Inc.	7,066	183,787
Pinnacle West Capital Corporation	3,789	191,875
Plug Power, Inc. *	2,704	10,519
PNM Resources, Inc.	2,169	67,456
Portland General Electric Company	1,100	29,975
Progress Energy, Inc.	10,169	499,095
Public Service Enterprise Group, Inc.	9,757	647,670
Puget Energy, Inc.	3,548	89,977
Reliant Energy, Inc. *	11,470	162,989
SCANA Corporation	4,791	194,610
Sempra Energy	8,687	486,211

Sierra Pacific Resources *	3,864	$65,031
Southern Company (The)	30,082	1,108,823
TXU Corporation	17,958	973,503
TECO Energy, Inc. †	7,797	134,342
UIL Holdings Corporation	1,496	63,116
Unisource Energy Corporation	1,571	57,389
Unitil Corporation	420	10,647
Westar Energy, Inc.	4,032	104,671
Wisconsin Energy Corporation	4,564	216,607
WPS Resources Corporation	1,431	77,317
Xcel Energy, Inc. †	16,552	381,689
		20,741,666
Electrical Equipment—2.8%
Active Power, Inc. *	1,093	2,864
Acuity Brands, Inc.	1,873	97,471
Aeroflex, Inc. *	2,811	32,945
Ametek, Inc.	4,234	134,811
AZZ, Inc. *	1,031	52,787
Baldor Electric Company	1,338	44,716
BSML, Inc. *†	1,080	1,879
C&D Technologies, Inc. †	1,159	5,494
Capstone Turbine Corporation *†	2,450	3,013
Cataytica Energy Systems, Inc. *	852	1,764
Cooper Industries, Ltd. Class A (Bermuda)	3,973	359,278
Distributed Energy Systems Corporation *	3,756	13,522
Electro Scientific Industries, Inc. *	1,421	28,619
Emerson Electric Company	32,010	1,410,681
Energizer Holdings, Inc. *	1,856	131,757
Energy Conversion Devices, Inc. *†	781	26,538
Evans & Sutherland Computer Corporation *	1,882	7,961
Franklin Electric Company, Inc.	902	46,354
FuelCell Energy, Inc. *†	1,938	12,519
General Electric Company	406,733	15,134,535
Genlyte Group, Inc. *	1,102	86,077
GrafTech International Ltd. *	3,487	24,130
Greatbatch, Inc. *	942	25,359
Lincoln Electric Holdings, Inc.	1,877	113,408
Littelfuse, Inc. *	909	28,979
LSI Industries, Inc.	1,083	21,498
Medis Technologies Ltd. *†	704	12,271
Moog, Inc. Class A *	1,446	55,223
Powell Industries, Inc. *	1,045	32,991
Quantum Fuel Systems Technologies Worldwide, Inc. *†	2,809	4,494
Regal-Beloit Corporation	1,272	66,793
Servotronics, Inc. *	705	5,883
Spectrum Brands, Inc. *†	1,490	16,241
Superconductor Technologies *	208	368
Tech/Ops Sevcon, Inc.	719	5,680
Teleflex, Inc.	1,322	85,348
Thomas & Betts Corporation *	2,428	114,796
Trans-Lux Corporation	866	6,833
Ultralife Batteries, Inc. *†	416	4,580
Universal Display Corporation *†	1,350	20,263
Universal Electronics, Inc. *	639	13,432
Valence Technology, Inc. *†	6,972	11,504
Vicor Corporation	1,380	15,332
		18,320,991
Electronics—4.1%
8X8, Inc. *	3,048	3,566
AVX Corporation †	2,270	33,573
Actel Corporation *	1,140	20,702
Adaptec, Inc. *	3,850	17,941

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Advanced Energy Industries, Inc.	*	1,428	$26,946
Advanced Micro Devices, Inc.	*	21,447	436,446
Agere Systems, Inc.	*	6,929	132,829
Agilent Technologies, Inc.	*	16,481	574,363
Agilysys, Inc.		1,335	22,348
Alliance Fiber Optic Products, Inc.	*	4,817	9,730
Altera Corporation	*	14,718	289,650
American Power Conversion Corporation		8,237	251,970
American Superconductor Corporation	*†	1,147	11,252
AMIS Holdings, Inc.	*	850	8,984
Amkor Technology, Inc.	*†	7,211	67,351
Amphenol Corporation Class A		3,688	228,951
Analog Devices, Inc.		15,241	500,972
Anaren, Inc.	*	813	14,439
Anixter International, Inc.	*	1,723	93,559
Applied Micro Circuits Corporation	*	12,746	45,376
Arrow Electronics, Inc.	*	4,585	144,657
Atheros Communications, Inc.	*	2,700	57,564
Atmel Corporation	*	18,733	113,335
ATMI, Inc.	*†	1,559	47,596
Avanex Corporation	*	5,030	9,507
Avnet, Inc.	*†	5,129	130,943
AXT, Inc.	*	946	4,465
Barnes Group, Inc.		2,018	43,892
Bel Fuse, Inc. Class A		545	16,443
Belden CDT, Inc.		1,894	74,036
Benchmark Electronics, Inc.	*†	2,520	61,387
Broadcom Corporation Class A	*	16,147	521,710
California Micro Devices Corporation	*	745	3,263
Caliper Life Sciences, Inc.	*	867	4,959
Catalyst Semiconductor, Inc.	*	2,415	8,308
Catapult Communications Corporation	*	750	6,735
Ceradyne, Inc.	*†	1,867	105,486
Ceva, Inc.	*	692	4,477
Cisco Systems, Inc.	*	240,426	6,570,843
Concord Camera Corporation	*	572	2,574
Conexant Systems, Inc.	*	20,460	41,738
Cree, Inc.	*†	3,097	53,640
CTS Corporation		1,580	24,806
Cymer, Inc.	*	1,498	65,837
Cypress Semiconductor Corporation	*†	4,876	82,258
DRS Technologies, Inc.		1,486	78,282
Diodes, Inc.	*	1,600	56,768
Dolby Laboratories, Inc. Class A	*	1,370	42,497
DSP Group, Inc.	*	1,194	25,910
Eastman Kodak Company	†	11,893	306,839
EDO Corporation	†	1,198	28,441
Emcor Group, Inc.	*	1,454	82,660
Emcore Corporation	*†	1,219	6,741
EMS Technologies, Inc.	*	960	19,229
ESCO Technologies, Inc.	*	1,222	55,528
ESS Technology	*	1,759	1,812
Esterline Technologies Corporation	*	1,049	42,201
Exar Corporation	*	1,758	22,854
Fairchild Semiconductor International, Inc.	*	4,903	82,419
Finisar Corporation	*†	6,855	22,142
Flir Systems, Inc.	*†	2,804	89,251
FSI International, Inc.	*	1,479	7,794

Garmin Ltd. (Cayman Islands)	†	4,774	$265,721
HEI, Inc.	*	1,050	1,586
HI/FN, Inc.	*	681	3,637
Hutchinson Technology, Inc.	*†	1,149	27,082
Imation Corporation		1,564	72,617
Innovex, Inc.	*	1,922	3,344
Integrated Device Technology, Inc.	*	8,168	126,441
Integrated Silicon Solutions, Inc.	*	1,269	7,297
Intel Corporation		227,315	4,603,129
International Rectifier Corporation	*	2,631	101,372
Intersil Corporation Class A		5,757	137,707
IXYS Corporation	*	1,329	11,828
JDS Uniphase Corporation	*†	7,444	124,017
Kemet Corporation	*	3,407	24,871
KVH Industries, Inc.	*	375	3,979
LSI Logic Corporation	*	15,734	141,606
Lattice Semiconductor Corporation	*	4,395	28,480
Lightpath Technologies, Inc. Class A	*†	1,526	7,203
Linear Technology Corporation		12,363	374,846
MIPS Technologies, Inc. Class A	*	2,228	18,492
MRV Communications, Inc.	*	4,567	16,167
Magnetek, Inc.	*	1,406	7,944
Marvell Technology Group Ltd. (Bermuda)	*†	18,500	355,015
Mattson Technology, Inc.	*	1,760	16,403
Maxim Integrated Products, Inc.		12,341	377,881
Maxwell Technologies, Inc.	*†	370	5,162
MEMC Electronics Materials, Inc.	*	5,481	214,526
Mercury Computer Systems, Inc.	*	963	12,866
Merix Corporation	*	674	6,261
Methode Electronics, Inc.		1,383	14,978
Micrel, Inc.	*	3,731	40,220
Microchip Technology, Inc.		8,640	282,528
Micron Technology, Inc.	*	25,902	361,592
Microsemi Corporation	*	2,474	48,614
Mobility Electronics, Inc.	*	674	2,258
Molex, Inc.	†	5,599	177,096
Moscow CableCom Corporation	*	1,900	20,102
MoSys, Inc.	*	1,251	11,572
Nashua Corporation	*	1,541	12,898
National Semiconductor Corporation		14,384	326,517
Novellus Systems, Inc.	*†	6,320	217,534
Nu Horizons Electronics Corporation	*†	1,207	12,420
Omnivision Technologies, Inc.	*†	2,354	32,132
ON Semiconductor Corporation	*†	4,276	32,369
Oplink Communications, Inc.	*	758	15,584
Optelecom, Inc.	*†	819	8,591
OSI Systems, Inc.	*†	867	18,146
Park Electrochemical Corporation		1,086	27,856
Pericom Semiconductor Corporation	*	1,023	11,734
Photronics, Inc.	*	1,388	22,680
Pixelworks, Inc.	*	1,927	4,413
Plexus Corporation	*	1,884	44,990
PLX Technology, Inc.	*	1,050	13,692
Power-One, Inc.	*	3,459	25,182
QLogic Corporation	*	7,842	171,897
Quicklogic Corporation	*	1,050	3,119
RF Micro Devices, Inc.	*	7,206	48,929
Rambus, Inc.	*†	4,071	77,064
Raytheon Company		18,171	959,429
Research Frontiers, Inc.	*†	752	4,113

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Rockwell Collins, Inc.		7,347	$464,992
Rogers Corporation	*	803	47,497
Sanmina-SCI Corporation	*	21,464	74,051
Semtech Corporation	*	2,970	38,818
Sigmatel, Inc.	*	797	3,491
Sigmatron International, Inc.	*	282	2,594
Silicon Image, Inc.	*	2,948	37,499
Silicon Laboratories, Inc.	*†	2,124	73,597
Silicon Storage Technology, Inc.	*	3,793	17,106
Sirenza Microdevices, Inc.	*	525	4,127
Skyworks Solutions, Inc.	*	5,822	41,220
Sonic Solutions, Inc.	*†	889	14,491
Spansion LLC Class A	*	1,900	28,234
Spectrum Control, Inc.	*	1,195	11,615
Spire Corporation	*†	2,500	20,700
Stratos International, Inc.	*	973	7,395
Sycamore Networks, Inc.	*	9,917	37,288
Synaptics, Inc.	*	1,057	31,382
Technitrol, Inc.		1,866	44,579
Tegal Corporation	*	312	1,931
Teledyne Technologies, Inc.	*	1,228	49,280
Terabeam, Inc.	*	2,197	4,372
Teradyne, Inc.	*†	7,938	118,752
Tessera Technologies, Inc.	*†	1,560	62,930
Texas Instruments, Inc.		59,784	1,721,779
Transmeta Corporation	*	5,029	5,582
Transwitch Corporation	*	2,483	3,476
Trident Microsystems, Inc.	*	3,018	54,867
Trimble Navigation Ltd.	*	2,072	105,113
Triquint Semiconductor, Inc.	*	4,918	22,131
TTM Technologies, Inc.	*	1,639	18,570
Tvia, Inc.	*	4,026	4,308
Tyler Technologies, Inc.	*	1,886	26,517
Varian Semiconductor Equipment Associates, Inc.	*	2,245	102,192
Virage Logic Corporation	*	901	8,370
Vishay Intertechnology, Inc.	*	6,172	83,569
Xerox Corporation	*	36,218	613,895
Xilinx, Inc.		15,105	359,650
Zoran Corporation	*	1,650	24,057
			26,502,521
Entertainment & Leisure—1.7%
Avid Technology, Inc.	*†	1,448	53,952
Bally Technologies, Inc.	*	1,971	36,818
Bally Total Fitness Holding Corporation	*†	1,306	3,200
Blockbuster, Inc. Class A	*	7,850	41,527
Callaway Golf Company		2,881	41,515
Cedar Fair, LP		2,300	63,986
Churchill Downs, Inc.		638	27,268
Discovery Holding Company Class A	*	10,903	175,429
Dover Downs Gaming & Entertainment, Inc.		1,710	22,863
Dover Motorsports, Inc.		1,645	8,735
DreamWorks Animation SKG, Inc. Class A	*†	1,300	38,337
Gaylord Entertainment Company	*	1,772	90,248
Harrah’s Entertainment, Inc.		7,234	598,396
Hasbro, Inc.		7,242	197,345
Hollywood Media Corporation	*	1,494	6,290
Image Entertainment, Inc.	*	299	1,044
International Speedway Corporation Class A		1,190	60,738
Jakks Pacific, Inc.	*†	925	20,202

K2, Inc.	*	2,544	$33,555
Leapfrog Enterprises, Inc.	*†	1,261	11,954
Live Nation, Inc.	*†	2,705	60,592
Macrovision Corporation	*	2,053	58,018
Mattel, Inc.		16,641	377,085
Multimedia Games, Inc.	*†	1,202	11,539
National Lampoon, Inc.	*	3,300	7,392
Nautilus Group, Inc.	†	1,359	19,026
New Frontier Media, Inc.	*	3,808	36,595
News Corporation, Inc. Class A		91,998	1,976,117
Penn National Gaming, Inc.	*	2,586	107,629
Pinnacle Entertainment, Inc.	*	1,629	53,985
Pool Corporation	†	2,434	95,340
RC2 Corporation	*	1,650	72,600
Regal Entertainment Group Class A	†	2,743	58,481
Six Flags, Inc.	*†	3,814	19,985
Speedway Motorsports, Inc.		149	5,722
Steinway Musical Instruments, Inc.	*	683	21,166
Time Warner, Inc.		158,821	3,459,121
Walt Disney Company		76,460	2,620,284
Westwood One, Inc.		4,247	29,984
WMS Industries, Inc.	*†	1,269	44,237
World Wrestling Entertainment, Inc.		1,030	16,789
			10,685,089
Environmental—0.1%
Aetrium, Inc.	*	614	2,186
Analogic Corporation		593	33,291
Cohu, Inc.		859	17,317
Credence Systems Corporation	*	2,727	14,180
Dionex Corporation	*	1,031	58,468
Formfactor, Inc.	*	1,417	52,783
Frequency Electronics, Inc.		821	9,811
Itron, Inc.	*	955	49,507
Ixia	*	2,330	22,368
LTX Corporation	*	2,405	13,468
MKS Instruments, Inc.	*	2,455	55,434
Mine Safety Appliances Company		1,444	52,923
MTS Systems Corporation		1,342	51,828
OI Corporation		1,600	18,240
Orbit International Corporation	*	2,812	22,946
Photon Dynamics, Inc.	*	659	7,704
Rudolph Technologies, Inc.	*	1,247	19,852
Tektronix, Inc.		3,804	110,963
Therma-Wave, Inc.	*	757	901
Thermogenesis	*	4,316	18,602
Veeco Instruments, Inc.	*	1,294	24,237
White Electronic Designs Corporation	*	514	2,796
X-Rite, Inc.		1,890	23,247
			683,052
Financial Services—4.0%
Accredited Home Lenders Holding Company	*	729	19,887
Affiliated Managers Group	*†	1,354	142,346
AG Edwards, Inc.		3,542	224,173
AllianceBernstein Holding, LP		1,100	88,440
Ameriprise Financial, Inc.		9,235	503,308
Ampal American Israel Corporation Class A	*	1,391	6,663
Bear Stearns Companies, Inc. (The)		4,068	662,189
Berkshire Hathaway, Inc. Class A	*	40	4,399,600

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
BlackRock, Inc.	†	539	$81,874
Calamos Asset Management, Inc. Class A		1,800	48,294
Catskill Litigation Trust	*‡d	582	—
Cbot Holdings, Inc. Class A	*†	1,430	216,602
Charles Schwab Corporation (The)		40,347	780,311
CharterMac		1,905	40,900
Cherokee, Inc.		994	42,653
Chicago Mercantile Exchange	†	1,115	568,371
Countrywide Financial Corporation		24,520	1,040,874
Diamond Hill Investment Group, Inc.	*	1,310	109,686
Doral Financial Corporation (Puerto Rico)		4,427	12,706
E*Trade Financial Corporation	*	14,978	335,807
Eaton Vance Corporation		5,282	174,359
Federated Investors, Inc. Class B		4,508	152,280
Franklin Resources, Inc.		6,114	673,579
GAMCO Investors, Inc. Class A		558	21,461
Goldman Sachs Group, Inc.		14,402	2,871,039
IntercontinentalExchange, Inc.	*	1,933	208,571
Investment Technology Group, Inc.	*	2,078	89,105
Janus Capital Group, Inc.		9,990	215,684
Jefferies Group, Inc.		4,678	125,464
Kent Financial Services, Inc.	*	2,200	5,192
Knight Capital Group, Inc. Class A	*	4,630	88,757
LaBranche & Company, Inc.	*†	2,588	25,440
Lazard, Ltd. Class A (Bermuda)	†	1,519	71,909
Legg Mason, Inc.		5,250	499,013
Lehman Brothers Holdings, Inc.		21,084	1,647,082
Merrill Lynch & Company, Inc.		35,777	3,330,839
Morgan Stanley		38,240	3,113,883
Nasdaq Stock Market Inc.	*†	3,400	104,686
Navidec Financial Services, Inc.	‡	2,119	—
NexCen Brands, Inc.	*	1,368	9,891
NTL, Inc.	†	8,979	226,630
Nuveen Investments, Inc. Class A		2,324	120,569
NYSE Group, Inc.	*†	2,070	201,204
Principal Financial Group		11,001	645,759
Raymond James Financial, Inc.		3,472	105,236
SEI Investments Company		2,959	176,238
Siebert Financial Corporation		1,469	5,685
Superior Bancorp	†	895	10,149
SWS Group, Inc.		882	31,487
T Rowe Price Group, Inc.		10,332	452,232
TD Ameritrade Holding Corporation		9,311	150,652
Value Line, Inc.		573	26,043
Waddell & Reed Financial, Inc. Class A		3,971	108,647
Western Union Company (The)		31,890	714,974
Westwood Holdings Group, Inc.		1,027	23,652
			25,752,075
Food Retailers—0.3%
Arden Group, Inc. Class A		260	32,191
Kroger Company (The)		26,279	606,257
Panera Bread Company Class A	*†	1,250	69,888
Pantry, Inc. (The)	*†	1,200	56,208
Pathmark Stores, Inc.	*	950	10,593
Ruddick Corporation		1,967	54,584
Starbucks Corporation	*	29,904	1,059,200
Weis Markets, Inc.		382	15,322

Whole Foods Market, Inc.	†	5,036	$236,339
Wild Oats Markets, Inc.	*†	1,309	18,823
			2,159,405
Forest Products & Paper—0.6%
American Woodmark Corporation	†	800	33,480
Bemis Company		4,410	149,852
Bowater, Inc.	†	2,289	51,503
Buckeye Technologies, Inc.	*	1,251	14,987
Caraustar Industries, Inc.	*	1,610	13,025
Chesapeake Corporation		814	13,854
Deltic Timber Corporation		724	40,385
Glatfelter		1,740	26,970
International Paper Company		19,016	648,446
Kimberly-Clark Corporation		17,952	1,219,838
MeadWestvaco Corporation		6,398	192,324
Neenah Paper, Inc.		652	23,029
Packaging Corporation of America		4,339	95,892
Pactiv Corporation	*	6,523	232,806
Playtex Products, Inc.	*	2,449	35,241
Pope & Talbot, Inc.	*†	894	4,890
Rock-Tenn Company Class A		1,450	39,310
Schweitzer-Mauduit International, Inc.		724	18,860
Smurfit-Stone Container Corporation	*	10,013	105,737
United Stationers, Inc.	*	1,278	59,670
Universal Forest Products, Inc.		1,121	52,261
Wausau Paper Corporation		1,903	28,526
Weyerhaeuser Company		8,921	630,269
			3,731,155
Health Care Providers—0.8%
Alliance Imaging, Inc.	*	1,429	9,503
Amedisys, Inc.	*†	1,698	55,813
Amsurg Corporation	*†	1,423	32,729
Apria Healthcare Group, Inc.	*	2,101	55,992
Brookdale Senior Living, Inc.	†	2,200	105,600
Caremark Rx, Inc.		17,925	1,023,697
Community Health Systems, Inc.	*†	4,282	156,379
Covance, Inc.	*	2,839	167,245
Coventry Health Care, Inc.	*	6,568	328,728
Cross Country Healthcare, Inc.	*	1,339	29,217
CryoLife, Inc.	*	937	7,168
DaVita, Inc.	*	4,290	244,015
Edwards Lifesciences Corporation	*	2,575	121,128
Enzo Biochem, Inc.	*†	1,353	19,307
Enzon Pharmaceuticals, Inc.	*	1,765	15,020
Express Scripts, Inc.	*	4,478	320,625
Genesis HealthCare Corporation	*†	975	46,049
Health Management Associates, Inc. Class A		9,953	210,108
Healthways, Inc.	*†	1,362	64,981
Hooper Holmes, Inc.	*	1,959	6,484
Immunomedics, Inc.	*†	2,141	7,772
Interleukin Genetics, Inc.	*†	2,825	16,526
Kindred Healthcare, Inc.	*	1,800	45,450
Laboratory Corporation Of America Holdings	*†	4,851	356,403
LCA-Vision, Inc.	†	616	21,166
LifePoint Hospitals, Inc.	*	2,149	72,421
Lincare Holdings, Inc.	*	4,169	166,093
Manor Care, Inc.		3,698	173,510
Matria Healthcare, Inc.	*†	870	24,995
National Healthcare Corporation		431	23,791
NovaMed, Inc.	*	1,250	9,463
Odyssey HealthCare, Inc.	*	1,593	21,123

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Pediatrix Medical Group, Inc.	*	2,182	$106,700
Psychemedics Corporation		302	5,814
Psychiatric Solutions, Inc.	*	2,662	99,878
RehabCare Group, Inc.	*	739	10,974
Sierra Health Services, Inc.	*	2,474	89,163
Sunrise Senior Living, Inc.	*	1,950	59,904
Symbion, Inc.	*†	1,415	26,192
Tenet Healthcare Corporation	*†	19,289	134,444
Triad Hospitals, Inc.	*	3,297	137,914
U.S. Physical Therapy, Inc.	*	1,300	15,925
United Surgical Partners International, Inc.	*	1,912	54,205
Universal Health Services, Inc. Class B		2,373	131,535
VCA Antech, Inc.	*	3,442	110,798
VistaCare, Inc. Class A	*	1,341	13,611
			4,955,558
Heavy Construction—0.2%
Blount International, Inc.	*	1,532	20,621
Centex Corporation	†	4,760	267,845
Foster Wheeler Ltd. (Bermuda)	*	2,911	160,513
Granite Construction, Inc.		1,889	95,054
Hovnanian Enterprises, Inc.	*†	1,478	50,104
Lennar Corporation Class A	†	5,675	297,711
Levitt Corporation Class A		763	9,339
M/I Homes, Inc.	†	610	23,296
McDermott International, Inc.	*	4,138	210,459
McGrath Rentcorp	†	916	28,057
WCI Communities, Inc.	*†	1,921	36,845
			1,199,844
Heavy Machinery—1.9%
Ablest, Inc.	*	850	5,517
Actuant Corporation Class A		1,011	48,174
Agco Corporation	*	3,068	94,924
American Standard Companies, Inc.		7,063	323,839
Ampco-Pittsburgh Corporation		613	20,523
Applied Industrial Technologies, Inc.		2,056	54,093
Applied Materials, Inc.		60,862	1,122,904
Astec Industries, Inc.	*	821	28,817
Asyst Technologies, Inc.	*	1,782	13,026
Axcelis Technologies, Inc.	*	4,095	23,874
Black & Decker Corporation		3,225	257,903
Briggs & Stratton Corporation		1,822	49,103
Brooks Automation, Inc.	*	3,103	44,683
Cameron International Corporation	*	3,466	183,871
Caterpillar, Inc.		25,568	1,568,085
Cummins, Inc.	†	1,755	207,406
Curtiss-Wright Corporation		2,112	78,313
Deere & Company		9,130	867,989
Donaldson Company, Inc.		3,810	132,245
Dover Corporation		7,805	382,601
Dril-Quip, Inc.	*	1,976	77,380
Dycom Industries, Inc.	*	2,076	43,845
Eaton Corporation		5,791	435,136
Electroglas, Inc.	*	1,990	4,955
EnPro Industries, Inc.	*†	981	32,579
Entegris, Inc.	*	5,738	62,085
Flow International Corporation	*†	2,200	24,244
Flowserve Corporation	*	2,375	119,866
FMC Technologies, Inc.	*	2,695	166,093

Gardner Denver, Inc.	*	1,836	$68,501
Graco, Inc.	†	2,883	114,224
Grant Prideco, Inc.	*	4,753	189,027
Hurco Companies, Inc.	*	300	9,534
Hydril	*	1,094	82,258
Idex Corporation		2,203	104,444
Ingersoll-Rand Company Class A (Bermuda)		13,496	528,098
Insituform Technologies, Inc. Class A	*	1,223	31,627
Intermec, Inc.	*†	2,374	57,617
Joy Global, Inc.		4,599	222,316
Kadant, Inc.	*	721	17,578
Kaydon Corporation		1,422	56,510
Kennametal, Inc.		1,598	94,042
Knight Transportation, Inc.		3,879	66,137
Kulicke and Soffa Industries, Inc.	*	2,008	16,867
Lam Research Corporation	*†	5,335	270,058
Layne Christensen Company	*	510	16,743
Lennox International, Inc.		2,437	74,597
Lindsay Corp.		808	26,381
Lufkin Industries, Inc.		1,000	58,080
Manitowoc Company		2,522	149,882
Matrix Service Company	*	468	7,535
Modine Manufacturing Company		1,208	30,236
NACCO Industries, Inc. Class A		309	42,209
NATCO Group, Inc. Class A	*	900	28,692
National-Oilwell Varco, Inc.	*	7,090	433,766
Nordson Corporation		1,522	75,841
Oil States International, Inc.	*	2,026	65,298
Pall Corporation		5,186	179,176
Paragon Technologies, Inc.	*	1,800	10,026
Parker Hannifin Corporation		5,221	401,390
Pentair, Inc.		3,618	113,605
Robbins & Myers, Inc.	†	868	39,859
Rockwell Automation, Inc.		6,047	369,351
Sauer-Danfoss, Inc.		1,531	49,375
Semitool, Inc.	*	1,060	14,109
SPX Corporation		2,157	131,922
Standex International Corporation		724	21,814
Stanley Works (The)		3,365	169,226
Tecumseh Products Company Class A	*	712	12,033
Tennant Company		1,280	37,120
Terex Corporation	*	4,124	266,328
Timken Company		3,702	108,024
Toro Company		2,550	118,907
TurboChef Technologies, Inc.	*†	993	16,901
Ultratech, Inc.	*	971	12,118
Varian Medical Systems, Inc.	*	5,512	262,206
Watsco, Inc.		553	26,079
Willis Lease Finance Corporation	*	1,234	12,735
WJ Communications, Inc.	*	1,509	2,369
Woodward Governor Company		1,224	48,605
WW Grainger, Inc.		3,286	229,823
			12,065,272
Home Construction, Furnishings & Appliances—0.7%
American Technology Corporation	*†	3,686	14,449
Applica, Inc.	*	1,507	12,041
Bassett Furniture Industries, Inc.		1,139	18,611
Beazer Homes USA, Inc.	†	1,494	70,233
Brookfield Homes Corporation	†	1,218	45,736
Dominion Homes, Inc.	*†	650	3,426
DR Horton, Inc.		11,522	305,218
DTS, Inc.	*	755	18,263
Ethan Allen Interiors, Inc.	†	1,551	56,007

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Fossil, Inc. *	3,154	$71,217
Furniture Brands International, Inc. †	2,341	37,994
Gemstar-TV Guide International, Inc. *	16,221	65,046
Harman International Industries, Inc.	2,728	272,554
Helen of Troy Ltd. *	1,333	32,339
Herman Miller, Inc.	3,155	114,716
HNI Corporation †	2,512	111,558
Johnson Controls, Inc. †	7,517	645,861
KB Home	3,248	166,557
Kimball International, Inc. Class B	1,500	36,450
Kinetic Concepts, Inc. *	2,200	87,010
La-Z-Boy, Inc. †	2,404	28,535
Leggett & Platt, Inc.	8,763	209,436
Masco Corporation †	15,650	467,466
MDC Holdings, Inc.	1,091	62,242
Meritage Homes Corporation *	1,300	62,036
Movado Group, Inc.	1,678	48,662
National Presto Industries, Inc.	535	32,030
NVR, Inc. *	262	168,990
Palm Harbor Homes, Inc. *†	1,181	16,558
Parkervision, Inc. *†	1,052	11,730
Pulte Homes, Inc.	8,898	294,702
Ryland Group, Inc.	1,852	101,156
Salton, Inc. *	701	1,577
Select Comfort Corporation *†	2,104	36,589
Skyline Corporation	720	28,958
Standard-Pacific Corporation †	2,568	68,797
Steelcase, Inc. Class A	1,992	36,175
Technical Olympic USA, Inc. †	1,793	18,235
Tempur-Pedic International, Inc. *†	1,346	27,539
Toll Brothers, Inc. *†	4,132	133,174
Virco Manufacturing Corporation *	799	6,232
Walter Industries, Inc.	1,640	44,362
Whirlpool Corporation	2,980	247,400
		4,337,867
Household Products—0.4%
Apogee Enterprises, Inc.	1,250	24,138
Charles & Colvard Ltd. †	1,843	14,744
Ferro Corporation	1,818	37,614
Fortune Brands, Inc. †	6,052	516,780
Gentex Corporation †	6,594	102,603
Illinois Tool Works, Inc.	19,385	895,393
Jarden Corporation *	1,771	61,613
Kronos Worldwide, Inc.	1,131	36,825
Newell Rubbermaid, Inc.	11,388	329,683
Rohm & Haas Company †	6,241	319,040
RPM, Inc.	4,832	100,940
Snap-On, Inc.	2,419	115,241
Valspar Corporation	3,724	102,931
		2,657,545
Industrial—Diversified—0.4%
Blyth, Inc.	1,839	38,159
Roper Industries, Inc.	2,980	149,715
Russ Berrie & Company, Inc. *	1,156	17,860
Shuffle Master, Inc. *†	1,527	40,007
Tyco International Ltd. (Bermuda)	78,983	2,401,083
Yankee Candle Company, Inc.	2,152	73,771
		2,720,595

Insurance—5.6%
21st Century Insurance Group	310	$5,472
ACE, Ltd. (Cayman Islands)	13,100	793,467
Aflac, Inc.	19,543	898,978
Aetna, Inc.	21,283	919,000
Alfa Corporation	1,928	36,266
Alleghany Corporation *	145	52,722
Allstate Corporation (The)	25,605	1,667,142
AMBAC Financial Group, Inc.	4,045	360,288
American Equity Investment Life Holding Company	4,302	56,055
American Financial Group, Inc.	2,425	87,082
American Independence Corporation *	430	4,644
American International Group, Inc.	89,105	6,385,264
American National Insurance	945	107,834
American Physicians Capital, Inc. *	1,290	51,652
Amerigroup Corporation *†	1,950	69,986
AON Corporation	10,312	364,426
Arch Capital Group Ltd. (Bermuda) *	1,428	96,547
Argonaut Group, Inc. *	1,387	48,351
Arthur J. Gallagher & Company †	3,230	95,447
Assurant, Inc. †	4,146	229,067
Axis Capital Holdings Ltd. (Bermuda)	5,691	189,909
Baldwin & Lyons, Inc. Class B	945	24,135
Bristol West Holdings, Inc.	1,365	21,608
Brown & Brown, Inc.	5,036	142,066
Centene Corporation *†	1,972	48,452
Chubb Corporation	16,343	864,708
Cigna Corporation	4,287	564,041
Cincinnati Financial Corporation	6,788	307,564
Clark, Inc.	1,174	19,524
CNA Financial Corporation *	1,422	57,335
CNA Surety Corporation *	1,486	31,949
Commerce Group, Inc.	3,086	91,809
Conseco, Inc. *†	6,600	131,868
Covanta Holding Corporation *	2,954	65,106
Crawford & Company Class B	1,891	13,804
Delphi Financial Group, Inc. Class A	1,945	78,695
Donegal Group, Inc. Class B	758	13,572
EMC Insurance Group, Inc.	341	11,635
Erie Indemnity Company Class A	1,023	59,314
Everest Re Group Ltd. (Bermuda)	2,000	196,220
FBL Financial Group, Inc. Class A	1,275	49,827
Fidelity National Financial Inc.	8,236	196,676
First American Corporation	3,159	128,508
GAINSCO, INC. *	157	1,245
Genworth Financial, Inc. Class A	15,900	543,939
Great American Financial Resources, Inc.	1,717	39,577
Hanover Insurance Group (The), Inc.	2,346	114,485
Harleysville Group, Inc.	1,351	47,042
Hartford Financial Services Group, Inc.	12,039	1,123,359
HCC Insurance Holdings, Inc.	3,999	128,328
Health Net, Inc. *	4,879	237,412
HealthExtras, Inc. *	1,864	44,922
Healthspring, Inc. *	2,400	48,840
Hilb Rogal & Hobbs Company	1,604	67,560
Horace Mann Educators Corporation	2,000	40,400
Humana, Inc. *	6,683	369,637

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Independence Holding Company	961	$20,979
Infinity Property & Casualty Corporation	810	39,196
Kansas City Life Insurance Company	902	45,172
Landamerica Financial Group, Inc. †	845	53,328
Leucadia National Corporation	6,084	171,569
Lincoln National Corporation	10,899	723,694
Loews Corporation	18,378	762,136
MBIA, Inc.	5,147	376,040
MGIC Investment Corporation	4,084	255,413
Markel Corporation *	412	197,801
Marsh & McLennan Companies, Inc.	21,504	659,313
Mercury General Corporation	1,109	58,478
Metlife, Inc.	18,197	1,073,805
National Financial Partners Corporation	1,495	65,735
Nationwide Financial Services Class A	2,414	130,839
Navigators Group, Inc. *	938	45,193
Odyssey Re Holdings Corporation †	505	18,837
Ohio Casualty Corporation	2,335	69,606
Old Republic International Corporation	9,191	213,966
PMI Group, Inc. (The) †	3,929	185,331
PartnerRe Ltd. (Bermuda) †	2,300	163,369
Philadelphia Consolidated Holding Corporation *	2,562	114,163
Phoenix Companies, Inc. (The)	4,217	67,008
PMA Capital Corporation Class A *	1,826	16,836
Presidential Life Corporation	1,144	25,111
ProAssurance Corporation *	1,647	82,218
Progressive Corporation (The)	28,252	684,263
Protective Life Corporation	3,130	148,675
Prudential Financial, Inc.	18,979	1,629,537
Radian Group, Inc.	3,844	207,230
Reinsurance Group of America, Inc.	1,440	80,208
RenaissanceRe Holdings Ltd. (Bermuda)	2,900	174,000
RLI Corporation	1,164	65,673
Safeco Corporation	4,453	278,535
Safety Insurance Group, Inc.	850	43,104
Scottish Re Group Ltd.	2,910	15,539
Selective Insurance Group	1,061	60,785
St. Paul Travelers Companies	27,939	1,500,045
Stancorp Financial Group, Inc.	2,460	110,823
State Auto Financial Corporation	488	16,948
Stewart Information Services Corporation	1,239	53,723
Torchmark Corporation	3,778	240,885
Transatlantic Holdings, Inc.	1,167	72,471
Triad Guaranty, Inc. *†	692	37,970
United American Healthcare Corporation *†	4,251	35,623
United Fire & Casualty Company	1,250	44,063
UnitedHealth Group, Inc.	52,588	2,825,553
Unitrin, Inc.	1,906	95,510
Universal American Financial Corporation *	1,812	33,776
UnumProvident Corporation	13,588	282,359
USI Holdings Corporation *	1,550	23,808
WellCare Health Plans, Inc. *	1,500	103,350

WellPoint, Inc. *	24,176	$1,902,409
Wesco Financial Corporation	187	86,020
White Mountains Insurance Group Ltd.	300	173,829
WR Berkley Corporation	7,560	260,896
XL Capital Ltd. Class A (Cayman Islands)	7,300	525,746
Zenith National Insurance Corporation	1,498	70,271
		35,963,524
Lodging—0.5%
Ameristar Casinos, Inc.	300	9,222
Aztar Corporation *	1,549	84,297
Boyd Gaming Corporation	2,619	118,667
Choice Hotels International, Inc.	1,616	68,034
Empire Resorts, Inc. *†	582	5,046
Hilton Hotels Corporation	14,441	503,991
International Leisure Hosts Ltd. *	1,200	8,370
Isle of Capri Casinos, Inc. *	1,250	33,225
Las Vegas Sands Corporation *	4,070	364,184
MGM MIRAGE *	5,184	297,302
Marcus Corporation	1,505	38,498
Marriott International, Inc. Class A	13,654	651,569
Morgans Hotel Group Company *	2,300	38,939
Starwood Hotels & Resorts Worldwide, Inc.	8,391	524,438
Station Casinos, Inc. †	1,628	132,959
Trump Entertainment Resorts, Inc. *†	1,600	29,184
Vail Resorts, Inc. *†	1,491	66,827
Wyndham Worldwide Corporation *	8,848	283,313
Wynn Resorts Ltd. †	2,554	239,693
		3,497,758
Media—Broadcasting & Publishing—2.1%
4Kids Entertainment, Inc. *	605	11,023
Acme Communications, Inc. *	1,200	6,024
American Greetings Corporation Class A	2,760	65,881
Banta Corporation	1,074	39,094
Beasley Broadcasting Group, Inc. Class A	1,150	11,006
Belo Corporation Class A	4,721	86,772
Cablevision Systems Corporation Class A	9,044	257,573
CBS Corporation Class B †	26,582	828,827
Charter Communications, Inc. Class A *†	11,237	34,385
Citadel Broadcasting Corporation	1,025	10,209
Clear Channel Communications, Inc.	18,523	658,307
Comcast Corporation Class A *	77,580	3,283,961
COX Radio, Inc. Class A *	1,752	28,558
Crown Media Holdings, Inc. *†	5,899	21,413
Cumulus Media, Inc. Class A *	2,174	22,588
DIRECTV Group (The), Inc. *	33,457	834,418
Dow Jones & Company, Inc. †	1,884	71,592
EchoStar Communications Corporation Class A *	9,386	356,950
Emmis Communications Corporation Class A	1,175	9,682
Entercom Communications Corporation †	2,183	61,517
Entravision Communications Corporation Class A *	2,852	23,443
EW Scripps Company Class A	3,612	180,383

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Gannett Company, Inc.		9,201	$556,292
Gray Television, Inc.		1,838	13,473
Handleman Company	†	1,657	11,218
Harte-Hanks, Inc.		3,119	86,427
Hearst-Argyle Television, Inc.		2,184	55,692
IAC/InterActiveCorporation	*†	9,431	350,456
Idearc, Inc.	*	5,663	162,245
ION Media Networks, Inc.	*	2,670	1,335
John Wiley & Sons Class A		2,491	95,829
Journal Communications, Inc. Class A		3,900	49,179
Journal Register Company		1,817	13,264
Lee Enterprises, Inc.		1,973	61,281
Liberty Global, Inc. Class C	*	1,932	54,083
Liberty Global, Inc. Class A	*	15,937	464,564
Liberty Media Corporation Interactive Class A	*	27,258	587,955
Liberty Media Holdings Corporation Capital Class A	*	5,451	534,089
LIN TV Corporation Class A	*	1,419	14,119
Lodgenet Entertainment Corporation	*	1,250	31,288
McClatchy Company Class A		2,444	105,825
McGraw-Hill Companies, Inc. (The)		14,260	969,965
Media General, Inc. Class A		952	35,386
Mediacom Communications Corporation	*	3,433	27,601
Meredith Corporation		2,083	117,377
New York Times Company Class A	†	5,682	138,414
Playboy Enterprises, Inc. Class B	*	1,251	14,336
Primedia, Inc.	*	8,853	14,962
Radio One, Inc. Class A	*	4,327	29,121
Radio Unica Communications Corporation	*‡d	1,900	—
Readers Digest Association, Inc. (The)		3,917	65,414
Regent Communications, Inc.	*	1,600	4,528
RH Donnelley Corporation		2,471	155,006
Salem Communications Corporation Class A		850	10,158
Scholastic Corporation	*	1,845	66,125
Sinclair Broadcast Group, Inc. Class A		2,049	21,515
Spanish Broadcasting System, Inc. Class A	*	1,300	5,343
Speedus Corporation	*	4,207	5,090
Sun-Times Media Group, Inc. Class A		3,613	17,740
Tivo, Inc.	*†	2,696	13,804
Tribune Company	†	5,888	181,233
Triple Crown Media, Inc.	*	183	1,416
Univision Communications, Inc. Class A	*†	9,276	328,556
Viacom, Inc. Class B	*	25,894	1,062,431
Washington Post Class B		258	192,365
Worldgate Communications	*	3,160	4,234
Young Broadcasting, Inc. Class A	*	831	2,343
			13,636,683
Medical Supplies—3.4%
Abaxis, Inc.	*†	749	14,418
Abiomed, Inc.	*†	886	12,493
Advanced Medical Optics, Inc.	*	2,304	81,101
Align Technology, Inc.	*†	2,449	34,213
Allergan, Inc.		5,964	714,129

American Medical Systems Holdings, Inc.	*†	3,000	$55,560
Applera Corporation—Applied Biosystems Group		6,991	256,500
Arrow International, Inc.		1,305	46,171
ArthoCare Corporation	*†	851	33,972
Avigen, Inc.	*	1,009	5,328
Axsys Technologies, Inc.	*	883	15,514
Bausch & Lomb, Inc.		2,176	113,283
Baxter International, Inc.		25,124	1,165,502
Beckman Coulter, Inc.		2,512	150,218
Becton Dickinson & Company		8,917	625,528
Bioject Medical Technologies, Inc.	*	4,490	4,266
Biolase Technology, Inc.	*†	765	6,694
Biomet, Inc.		10,108	417,157
Bio-Rad Laboratories, Inc. Class A	*	88	7,262
Biosite, Inc.	*	725	35,416
BioVeris Corporation	*	1,071	14,694
Boston Scientific Corporation	*	53,540	919,817
Bruker BioSciences Corporation	*	1,667	12,519
Cardiodynamics International Corporation	*	1,872	1,947
Cerus Corporation	*	1,010	5,919
Chindex International, Inc.	*†	548	10,335
Clarient, Inc.	*	3,308	5,690
Coherent, Inc.	*	1,348	42,556
Conceptus, Inc.	*	1,047	22,291
Conmed Corporation	*	1,362	31,489
Cooper Companies, Inc.		1,627	72,402
CR Bard, Inc.	†	3,904	323,915
Cyberonics, Inc.	*†	956	19,732
Dade Behring Holdings, Inc.		3,120	124,207
Datascope Corporation		556	20,261
Dentsply International, Inc.		5,668	169,190
DJO Inc.	*	729	31,216
EP Medsystems, Inc.	*	5,240	7,022
ev3, Inc.	*	785	13,526
Excel Technology, Inc.	*	562	14,382
Faro Technologies, Inc.	*	453	10,890
FEI Company	*†	1,368	36,074
Haemonetics Corporation	*	1,157	52,088
Hanger Orthopedic Group, Inc.	*	1,083	8,155
HealthTronics Surgical Services, Inc.	*	2,529	16,843
Hillenbrand Industries, Inc.		2,596	147,790
Hologic, Inc.	*†	2,692	127,278
ICU Medical, Inc.	*	605	24,611
II-VI, Inc.	*	682	19,055
Illumina, Inc.	*†	1,280	50,317
Input/Output, Inc.	*†	2,427	33,080
Integra LifeSciences Holdings Corporation	*†	1,190	50,682
Intest Corporation	*	950	4,161
Intuitive Surgical, Inc.	*†	1,610	154,399
Invacare Corporation		1,333	32,725
Johnson & Johnson		116,267	7,675,947
Kla-Tencor Corporation		7,679	382,030
Kensey Nash Corporation	*	866	27,539
Kopin Corporation	*	2,431	8,679
Kyphon, Inc.	*†	1,594	64,398
L-1 Identity Solutions, Inc.	*†	1,637	24,768
Meade Instruments Corporation	*	1,640	3,231
Mechanical Technology, Inc.	*	957	1,809
Medtronic, Inc.		45,099	2,413,247
Medwave, Inc.	*	2,500	1,450
Mentor Corporation	†	1,961	95,834

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Merit Medical Systems, Inc.	*	2,519	$39,901
Mesa Laboratories, Inc.		1,200	22,500
Mettler-Toledo International, Inc.	*	700	55,195
Microtek Medical Holdings, Inc.	*	1,250	5,750
Millipore Corporation	*†	2,026	134,932
Molecular Devices Corporation	*	909	19,153
Nanogen, Inc.	*	950	1,767
Newport Corporation	*	1,614	33,813
Nyer Medical Group, Inc.	*	2,532	5,570
Oakley, Inc.		2,900	58,174
Orthologic Corporation	*	1,516	2,168
Osteotech, Inc.	*	1,498	8,464
Owens & Minor, Inc.		1,623	50,751
OYO Geospace Corporation	*	550	31,950
PSS World Medical, Inc.	*†	3,574	69,800
Palomar Medical Technologies, Inc.	*†	1,116	56,548
Patterson Cos., Inc.	*	5,546	196,938
PerkinElmer, Inc.		5,266	117,063
PolyMedica Corporation	†	960	38,794
Q-Med, Inc.	*	1,634	7,516
Resmed, Inc.	*	3,034	149,333
Respironics, Inc.	*	3,060	115,515
Rofin-Sinar Technologies, Inc.	*	1,100	66,506
Somanetics Corporation	*	1,352	30,866
SonoSite, Inc.	*	1,264	39,096
Spectranetics Corporation	*	1,045	11,798
St. Jude Medical, Inc.	*	13,638	498,605
Staar Surgical Company	*	848	5,944
Steris Corporation		2,777	69,897
Stryker Corporation		10,806	595,519
Synovis Life Technologies, Inc.	*	346	3,443
Techne Corporation	*	1,736	96,261
Theragenics Corporation	*	1,492	4,625
Thermo Fisher Scientific, Inc.	*	15,692	710,691
Thoratec Corporation	*	2,306	40,539
Urologix, Inc.	*	1,050	2,447
Varian, Inc.	*	1,502	67,275
Ventana Medical Systems, Inc.	*	1,416	60,930
Viasys Healthcare, Inc.	*	1,380	38,392
Vital Signs, Inc.		634	31,649
Vivus, Inc.	*	1,400	5,068
Waters Corporation	*	5,040	246,809
Wright Medical Group, Inc.	*	1,309	30,474
Young Innovations, Inc.		677	22,544
Zevex International, Inc.	*†	900	8,870
Zimmer Holdings, Inc.	*	9,576	750,567
Zoll Medical Corporation	*	425	24,752
Zygo Corporation	*	967	15,907
			21,825,984
Metals—1.3%
AK Steel Holding Corporation	*	5,009	84,652
Alcoa, Inc.		35,208	1,056,592
Allegheny Technologies, Inc.		3,350	303,778
Ameron International Corporation		542	41,393
Aptargroup, Inc.		1,565	92,398
Brush Engineered Materials, Inc.	*	1,122	37,890
Carpenter Technology Corporation		941	96,471
Century Aluminum Company	*	865	38,622
Chaparral Steel Company		2,232	98,811
Circor International, Inc.		711	26,158
Cleveland-Cliffs, Inc.		2,036	98,624
Commercial Metals Company		4,080	105,264
Commscope, Inc.	*†	2,612	79,614

Couer D’alene Mines Corporation	*	8,276	$40,966
Crane Company		2,467	90,391
Danaher Corporation		9,574	693,541
Encore Wire Corporation	*†	1,400	30,814
General Cable Corporation	*	1,382	60,407
Gibraltar Industries, Inc.		1,188	27,930
Griffon Corporation	*	1,288	32,844
Hecla Mining Company	*	4,124	31,590
Hubbell, Inc. Class B	†	2,078	93,946
International Aluminum Corporation		1,105	53,869
Jacuzzi Brands, Inc.	*	2,655	33,002
Ladish Company, Inc.	*	900	33,372
Lone Star Technologies, Inc.	*	1,337	64,724
Matthews International Corporation Class A		1,052	41,396
MAXXAM, Inc.	*	856	24,884
Meridian Gold, Inc. (Canada)	*	4,300	119,497
Mueller Industries, Inc.		1,592	50,466
Mueller Water Products, Inc. Class B	*	2,710	40,379
NCI Building Systems, Inc.	*	1,232	63,756
Newmont Mining Corporation		16,091	726,509
Nucor Corporation		10,996	601,041
Optical Cable Corporation	*	240	1,092
Oregon Steel Mills, Inc.	*	2,300	143,543
Phelps Dodge Corporation		8,011	959,077
Precision Castparts Corporation		5,136	402,046
Quanex Corporation		1,671	57,800
Reliance Steel & Aluminum Company		2,966	116,801
Royal Gold, Inc.	†	1,153	41,485
RTI International Metals, Inc.	*†	1,363	106,614
Ryerson Inc.	†	1,471	36,907
Schnitzer Steel Industries, Inc. Class A		693	27,512
Shiloh Industries, Inc.	*	1,441	27,307
Simpson Manufacturing Company, Inc.	†	2,084	65,959
Southern Copper Corporation	†	1,314	70,811
Steel Dynamics, Inc.		4,040	131,098
Stillwater Mining Company	*	3,727	46,550
Sturm, Ruger & Company, Inc.	*	3,296	31,642
Superior Essex, Inc.	*	1,617	53,765
Superior Telecom, Inc.	*‡d	2,013	—
Taser International, Inc.	*†	2,292	17,442
Texas Industries, Inc.	†	1,116	71,681
Titanium Metals Corporation	*†	1,840	54,298
Tredegar Corporation		1,606	36,312
United States Steel Corporation		4,607	336,956
Valmont Industries, Inc.		1,162	64,479
Watts Water Technologies, Inc. Class A		1,225	50,360
Worthington Industries, Inc.		3,575	63,349
			8,130,477
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B	†	7,496	417,752
Oil & Gas—9.2%
Adams Resources & Energy, Inc.		1,462	44,006
AGL Resources, Inc.		2,166	84,279
Anadarko Petroleum Corporation		17,797	774,525
Apache Corporation		12,742	847,470
Apco Argentina, Inc. (Cayman Islands)		622	54,581
Ashland, Inc.		2,848	197,025

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Atlas America, Inc.	*	1,146	$58,412
Atmos Energy Corporation		2,732	87,178
ATP Oil & Gas Corporation	*	685	27,105
Atwood Oceanics, Inc.	*	1,662	81,388
Baker Hughes, Inc.		13,494	1,007,462
Basic Energy Services, Inc.	*	1,600	39,440
Berry Petroleum Company Class A		1,202	37,274
BJ Services Company		11,495	337,033
Blue Dolphin Energy Company	*†	3,650	11,169
BP Prudhoe Bay Royalty Trust		1,105	85,063
Buckeye Partners, LP	†	1,400	65,072
Cabot Oil & Gas Corporation		2,274	137,918
Callon Petroleum Company	*	779	11,708
Carrizo Oil & Gas, Inc.	*	1,800	52,236
Cascade Natural Gas Corporation		1,289	33,411
Chesapeake Energy Corporation	†	15,920	462,476
Chesapeake Utilities Corporation		949	29,087
Chevron Corporation		85,915	6,317,330
Cimarex Energy Company		2,681	97,857
Clayton Williams Energy, Inc.	*	550	19,971
CNX Gas Corporation	*	1,100	28,050
Complete Production Services, Inc.	*	1,200	25,440
ConocoPhillips		60,200	4,331,390
Copano Energy LLC		1,200	71,580
Cross Timbers Royalty Trust		575	29,101
Crosstex Energy, Inc.		2,100	66,549
Dawson Geophysical Company	*	1,200	43,716
Delta Natural Gas Company, Inc.		380	9,530
Delta Petroleum Corporation	*†	2,709	62,740
Denbury Resources, Inc.	*	4,466	124,110
Devon Energy Corporation		16,306	1,093,806
Diamond Offshore Drilling, Inc.	†	2,694	215,358
Dorchester Minerals, LP		2,200	48,466
EOG Resources, Inc.		9,358	584,407
El Paso Corporation	†	25,233	385,560
Electro-Sensors, Inc.	*	2,581	13,421
Enbridge Energy Partners, LP	†	1,775	87,667
Encore Acquisition Company	*†	2,062	50,581
Energen Corporation		2,644	124,109
Energy Partners Ltd.	*	1,758	42,930
Energy Transfer Partners, LP		2,777	150,236
ENSCO International, Inc.		5,990	299,859
Enterprise Products Partners, LP	†	8,400	243,432
Equitable Resources, Inc.		5,624	234,802
EXCO Resources, Inc.	*	4,100	69,331
Exploration Company of Delaware, Inc. (The)	*	5,411	72,183
Exxon Mobil Corporation		230,750	17,682,373
Forest Oil Corporation	*	2,547	83,236
Frontier Oil Corporation		4,576	131,514
FX Energy, Inc.	*	3,496	21,570
Giant Industries, Inc.	*	540	40,473
Global Industries Ltd.	*	2,539	33,109
GlobalSantaFe Corporation		9,544	560,996
Grey Wolf, Inc.	*	5,192	35,617
Halliburton Company		39,913	1,239,299
Hanover Compressor Company	*	2,998	56,632
Headwaters, Inc.	*†	2,095	50,196
Helix Energy Solutions Group, Inc.	*	3,853	120,869
Helmerich & Payne, Inc.		3,926	96,069
Hercules Offshore, Inc.	*	2,300	66,470
Hess Corporation		9,736	482,614
Holly Corporation		1,972	101,361

Houston Exploration Company	*	1,352	$70,007
Hugoton Royalty Trust		1,669	41,057
Kinder Morgan Energy Partners, LP	†	5,150	246,685
Kinder Morgan Management LLC	*†	1,866	85,239
Kinder Morgan, Inc.		4,214	445,631
Laclede Group, Inc. (The)		1,025	35,906
Magellan Midstream Partners	†	2,000	77,200
Marathon Oil Corporation		13,934	1,288,895
Mariner Energy, Inc.	*	3,261	63,916
Markwest Energy Partners, LP		1,100	65,615
Markwest Hydrocarbon, Inc.		1,182	57,386
McMoRan Exploration Company	*	1,059	15,059
MDU Resources Group, Inc.		7,657	196,325
Meridian Resource Corporation	*	2,950	9,116
Murphy Oil Corporation	†	7,770	395,105
Nabors Industries Ltd.	*†	12,168	362,363
National Fuel Gas Company		4,022	155,008
New Jersey Resources Corporation		1,121	54,458
Newfield Exploration Company	*	5,246	241,054
Newpark Resources, Inc.	*	3,484	25,120
Nicor, Inc.		1,828	85,550
Noble Corporation (Cayman Islands)		5,552	422,785
Noble Energy, Inc.		6,772	332,302
Northwest Natural Gas Company		1,183	50,207
Occidental Petroleum Corporation		33,243	1,623,256
Oceaneering International, Inc.	*	2,232	88,610
ONEOK Partners, LP	†	1,650	104,511
Oneok, Inc.		3,908	168,513
Parallel Petroleum Corporation	*	2,700	47,439
Parker Drilling Company	*	3,755	30,678
Patterson-UTI Energy, Inc.	†	6,712	155,920
Penn Virginia Corporation		300	21,012
Peoples Energy Corporation		1,528	68,103
Petrohawk Energy Corporation	*	10,735	123,453
Petroleum Development Corporation	*	1,250	53,813
Piedmont Natural Gas Company	†	2,740	73,295
Pioneer Drilling Company	*	2,700	35,856
Pioneer Natural Resources Company		5,801	230,242
Plains All American Pipeline, LP		3,917	200,550
Plains Exploration & Production Company	*	2,855	135,698
Pogo Producing Company	†	2,307	111,751
Pride International, Inc.	*	5,416	162,480
Questar Corporation		3,706	307,783
Quicksilver Resources, Inc.	*†	1,980	72,448
Range Resources Corporation		4,350	119,451
Resource America, Inc. Class A		1,287	33,977
Rosetta Resources, Inc.	*†	3,400	63,478
Rowan Companies., Inc.		3,918	130,078
Schlumberger Ltd. (Netherland Antilles)		46,040	2,907,886
SEACOR Holdings, Inc.	*†	983	97,455
SEMCO Energy, Inc.	*	5,450	33,245
Smith International, Inc.		8,020	329,381
South Jersey Industries, Inc.		2,014	67,288
Southern Union Company		3,367	94,108
Southwest Gas Corporation		1,252	48,039
Southwestern Energy Company	*†	6,072	212,824
St. Mary Land & Exploration Company		2,262	83,332
Stone Energy Corporation	*	1,208	42,703
Sunoco Logistics Partners, LP	†	950	48,032
Sunoco, Inc.		5,812	362,436

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Superior Energy Services, Inc.	*	2,900	$94,772
Swift Energy Company	*†	1,142	51,173
Syntroleum Corporation	*	1,246	4,311
TC Pipelines, LP		1,100	39,600
Teppco Partners, LP		2,500	100,775
Tesoro Petroleum Corporation		3,423	225,131
Tetra Technologies, Inc.	*	2,352	60,164
Tidewater, Inc.		2,430	117,515
Todco	*†	2,002	68,408
Transocean, Inc. (Cayman Islands)	*	12,976	1,049,629
UGI Corporation		2,720	74,202
Ultra Petroleum Corporation	*	6,082	290,416
Unit Corporation	*	1,702	82,462
United Heritage Corporation	*	1,060	3,265
VAALCO Energy, Inc.	*	3,800	25,650
Valero Energy Corporation		23,922	1,223,850
Valero, LP		1,500	83,655
Vectren Corporation		3,706	104,806
Veritas DGC, Inc.	*	1,390	119,026
Warren Resources, Inc.	*†	3,600	42,192
Wd-40 Company		949	33,092
Weatherford International Ltd. (Bermuda)	*	13,510	564,583
Western Refining, Inc.		2,500	63,650
WGL Holdings, Inc.		2,315	75,423
W-H Energy Services, Inc.	*	1,377	67,046
Whiting Petroleum Corporation	*†	1,242	57,877
Williams Companies, Inc.		24,207	632,287
XTO Energy, Inc.		15,020	706,691
			59,683,992
Pharmaceuticals—6.2%
Aastrom Biosciences, Inc.	*†	3,289	4,045
Abbott Laboratories		60,081	2,926,546
Abraxis BioScience, Inc.	†	1,756	48,009
Accelrys, Inc.	*	1,145	6,881
Adolor Corporation	*	1,927	14,491
Affymetrix, Inc.	*†	2,525	58,227
Albany Molecular Research, Inc.	*	1,371	14,478
Alexion Pharmaceuticals, Inc.	*†	1,108	44,752
Alfacell Corporation	*	4,295	7,344
Alkermes, Inc.	*	3,579	47,851
Allscripts Healthcare Solutions, Inc.	*†	2,300	62,077
Alpharma, Inc. Class A		2,463	59,358
Altus Pharmaceuticals, Inc.	*†	1,600	30,160
AmerisourceBergen Corporation		8,488	381,620
Amgen, Inc.	*	46,060	3,146,359
Amylin Pharmaceuticals, Inc.	*†	3,885	140,132
Antigenics, Inc.	*	1,707	3,124
Applera Corporation—Celera Group	*	3,028	42,362
Arena Pharmaceuticals, Inc.	*†	1,439	18,577
Ariad Pharmaceuticals, Inc.	*†	1,662	8,543
ArQule, Inc.	*	864	5,115
Atherogenics, Inc.	*†	1,603	15,886
AVANIR Pharmaceuticals Class A	*	1,500	3,465
Avant Immunotherapeutics, Inc.	*	5,150	6,901
AVI BioPharma, Inc.	*†	2,400	7,632
Barr Pharmaceuticals, Inc.	*	4,174	209,201
Bentley Pharmaceuticals, Inc.	*	711	7,231
Biogen Idec, Inc.	*	13,260	652,259
BioMarin Pharmaceuticals, Inc.	*†	2,400	39,336
BioScrip, Inc.	*	1,095	3,789

Boston Life Sciences, Inc.	*	724	$2,005
Bradley Pharmaceuticals, Inc.	*†	591	12,163
Bristol-Myers Squibb Company		76,221	2,006,137
Cambrex Corporation		1,258	28,582
Cardinal Health, Inc.		16,253	1,047,181
Celgene Corporation	*†	13,412	771,592
Cell Genesys, Inc.	*†	1,642	5,566
Cell Therapeutics, Inc.	*†	1,391	2,434
Cephalon, Inc.	*†	2,347	165,252
Charles River Laboratories International, Inc.	*	2,755	119,154
Ciphergen Biosystems, Inc.	*	1,500	1,335
Collagenex Pharmaceuticals, Inc.	*	1,558	21,765
Columbia Laboratories, Inc.	*	1,819	9,277
Conor Medsystems, Inc.	*	2,500	78,325
Cubist Pharmaceuticals, Inc.	*	1,762	31,910
CuraGen Corporation	*	1,768	8,133
CV Therapeutics, Inc.	*†	1,424	19,879
Cypress Bioscience, Inc.	*	1,560	12,090
Cytogen Corporation	*	755	1,759
CytRx Corporation	*†	4,200	8,022
DataTRAK International, Inc.	*	3,924	19,698
Dendreon Corporation	*†	1,879	7,835
Digene Corporation	*	725	34,742
Discovery Laboratories, Inc.	*	2,566	6,056
Diversa Corporation	*	1,790	19,475
Durect Corporation	*	1,900	8,436
Eli Lilly & Company		37,735	1,965,994
Emisphere Technologies, Inc.	*	772	4,084
Encysive Pharmaceuticals, Inc.	*†	2,128	8,959
Endo Pharmaceuticals Holdings, Inc.	*	2,935	80,947
EntreMed, Inc.	*	1,390	2,196
EpiCept Corporation	*†	751	1,074
EPIX Pharmaceuticals, Inc.	*	640	4,416
Exact Sciences Corporation	*	1,250	3,538
Exelixis, Inc.	*	2,695	24,255
Forest Laboratories, Inc.	*	12,889	652,183
Genaera Corporation	*	4,787	1,867
Gene Logic, Inc.	*	950	1,463
Genelabs Technologies	*	721	1,024
Genentech, Inc.	*	18,069	1,465,938
Gen-Probe, Inc.	*	1,849	96,832
Genta, Inc.	*	2,971	1,315
Genzyme Corporation	*	10,181	626,946
Geron Corporation	*†	1,370	12,029
Gilead Sciences, Inc.	*	17,410	1,130,431
GTC Biotherapeutics, Inc.	*	3,988	4,387
GTx, Inc.	*	200	3,568
Hemispherx Biopharma, Inc.	*†	920	2,024
Henry Schein, Inc.	*†	3,652	178,875
Heska Corporation	*	4,462	7,452
Hi-Tech Pharmacal Company, Inc.	*	862	10,491
Hollis-Eden Pharmaceuticals	*	954	5,018
Hospira, Inc.	*	6,367	213,804
Human Genome Sciences, Inc.	*†	5,277	65,646
Idexx Laboratories, Inc.	*	1,568	124,342
ImClone Systems, Inc.	*†	3,034	81,190
Immtech Pharmaceuticals Inc.	*†	681	5,176
Immucor, Inc.	*	1,828	53,432
ImmunoGen, Inc.	*	1,323	6,708
Incyte Corporation	*	3,102	18,116
Indevus Pharmaceuticals, Inc.	*	5,716	40,584
Inspire Pharmaceuticals, Inc.	*	1,369	8,693
InterMune, Inc.	*	1,586	48,770
Inverness Medical Innovations, Inc.	*	880	34,056

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Invitrogen Corporation	*	2,122	$120,084
Isis Pharmaceuticals, Inc.	*	2,216	24,642
King Pharmaceuticals, Inc.	*	10,009	159,343
Kosan Biosciences, Inc.	*	2,000	11,100
KV Pharmaceutical Company Class A	*	2,179	51,817
Lexicon Genetics, Inc.	*	2,343	8,458
LifeCell Corporation	*	1,119	27,013
Luminex Corporation	*	1,070	13,589
Martek Biosciences Corporation	*†	1,148	26,794
Maxygen, Inc.	*	1,231	13,258
McKesson Corporation		11,391	577,524
Medarex, Inc.	*	3,092	45,731
Medco Health Solutions, Inc.	*	11,402	609,323
Medicines Company	*	2,018	64,011
Medicis Pharmaceutical Corporation Class A	†	2,422	85,085
Medifast, Inc.	*	734	9,234
MedImmune, Inc.	*†	10,273	332,537
Merck & Company, Inc.		85,011	3,706,480
Meridian Bioscience, Inc.		772	18,937
MGI Pharma, Inc.	*	2,665	49,063
Millennium Pharmaceuticals, Inc.	*†	12,456	135,770
Monogram Biosciences, Inc.	*	2,414	4,297
Mylan Laboratories	†	8,108	161,836
Myriad Genetics, Inc.	*†	1,210	37,873
Nabi Biopharmaceuticals	*	1,995	13,526
Nastech Pharmaceutical Company, Inc.	*†	1,500	22,695
Natrol, Inc.	*	1,145	2,359
NBTY, Inc.	*	2,664	110,742
Nektar Therapeutics	*†	2,368	36,017
NeoPharm, Inc.	*†	964	1,610
Neose Technologies, Inc.	*	704	1,570
Neurobiological Technologies	*	3,136	6,460
Neurocrine Biosciences, Inc.	*†	1,479	15,411
Neurogen Corporation	*	1,872	11,138
Novavax, Inc.	*†	1,550	6,355
Noven Pharmaceuticals, Inc.	*	1,350	34,358
NPS Pharmaceuticals, Inc.	*	1,660	7,520
Nu Skin Enterprises, Inc. Class A		3,018	55,018
Nuvelo, Inc.	*	1,150	4,600
Omnicare, Inc.	†	4,277	165,221
Onyx Pharmaceuticals, Inc.	*†	1,214	12,844
OraSure Technologies, Inc.	*	1,687	13,935
Oscient Pharmaceuticals Corporation	*	189	956
OSI Pharmaceuticals, Inc.	*	2,729	95,460
Pain Therapeutics, Inc.	*†	1,318	11,730
Palatin Technologies, Inc.	*	2,104	4,292
Panacos Pharmaceuticals, Inc.	*	157	630
Par Pharmaceutical Companies, Inc.	*	1,362	30,468
Parexel International Corporation	*	1,153	33,402
PDL BioPharma, Inc.	*†	3,841	77,358
Penwest Pharmaceuticals Company	*	930	15,457
Peregrine Pharmaceuticals, Inc.	*	9,115	10,573
Perrigo Company		2,922	50,551
Pfizer, Inc.		286,515	7,420,739
Pharmaceutical Product Development, Inc.		4,736	152,594
Pharmacopeia Drug Discovery, Inc.	*	572	2,437
Pharmacyclics, Inc.	*	1,700	8,619
PharmaNet Development Group, Inc.	*†	576	12,712

Poniard Pharmaceuticals, Inc.	*†	396	$1,980
Pozen, Inc.	*	1,014	17,228
Progenics Pharmeceuticals, Inc.	*	793	20,412
Quest Diagnostics, Inc.		6,828	361,884
Ramtron International Corporation	*	1,920	7,142
Regeneration Technologies, Inc.	*	807	4,729
Regeneron Pharmaceuticals, Inc.	*	2,632	52,824
Rentech, Inc.	*†	7,800	29,406
Salix Pharmaceuticals Ltd.	*	2,346	28,551
Savient Pharmaceuticals, Inc.	*	1,389	15,571
Schering-Plough Corporation		57,447	1,358,047
Sciclone Pharmaceuticals, Inc.	*	1,700	5,474
Sciele Pharma, Inc.	*†	1,613	38,712
Sepracor, Inc.	*	4,575	281,729
Sequenom, Inc.	*	614	2,874
SIGA Technologies, Inc.	*	4,649	17,434
Sigma Aldrich Corporation	†	2,478	192,590
SirnaTherapeutics, Inc.	*	4,257	55,384
Solexa, Inc., LP	*	1,008	13,255
SuperGen, Inc.	*	1,338	6,797
Symyx Technologies, Inc.	*	1,374	29,665
Tanox, Inc.	*	1,721	34,248
Targeted Genetics Corporation	*†	626	3,362
Telik, Inc.	*†	1,748	7,744
Third Wave Technologies, Inc.	*	1,227	5,902
Titan Pharmaceuticals, Inc.	*	1,743	5,787
TorreyPines Therapeutics, Inc.	*	347	2,557
Trimeris, Inc.	*†	1,214	15,430
United Therapeutics Corporation	*	914	49,694
USANA Health Sciences, Inc.	*†	593	30,634
Valeant Pharmaceuticals International		3,473	59,875
Vertex Pharmaceuticals, Inc.	*	3,255	121,802
Vion Pharmaceuticals, Inc.	*	4,504	6,080
Viropharma, Inc.	*	4,061	59,453
Watson Pharmaceuticals, Inc.	*	4,480	116,614
Wyeth		52,091	2,652,474
XOMA Ltd.	*	4,976	10,947
Zymogenetics, Inc.	*†	2,343	36,481
			39,966,305
Real Estate—2.7%
Acadia Realty Trust REIT		1,318	32,976
Affordable Residential Communities	†	950	11,068
Agree Realty Corporation REIT		814	27,977
Alexander’s, Inc. REIT	*	161	67,564
Alexandria Real Estate Equities, Inc. REIT		802	80,521
AMB Property Corporation REIT		3,649	213,868
American Financial Realty Trust REIT		5,234	59,877
American Home Mortgage Investment Corporation REIT	†	1,107	38,878
American Land Lease, Inc. REIT		1,828	48,460
American Mortgage Acceptance Corporation REIT		1,842	31,093
Annaly Capital Management Inc.		3,840	53,414
Anthracite Capital, Inc. REIT		1,100	14,003
Anworth Mortgage Asset Corporation REIT	†	834	7,931
Apartment Investment & Management Company REIT Class A	†	3,910	219,038
Archstone-Smith Trust REIT		7,979	464,458
Arizona Land Income Corporation REIT Class A	†	1,050	15,015

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Ashford Hospitality Trust, Inc. REIT	4,200	$52,290
Avalonbay Communities, Inc. REIT	3,116	405,236
BioMed Realty Trust, Inc. REIT	1,400	40,040
Boston Properties, Inc. REIT	4,700	525,836
Brandywine Realty Trust REIT	2,965	98,586
BRE Properties Class A	2,433	158,194
Brookfield Properties Company (Canada)	5,006	196,886
BRT Realty Trust REIT	355	9,816
California Coastal Communities, Inc. *	267	5,727
Camden Property Trust REIT	2,732	201,758
Capital Alliance Income Trust Ltd. REIT *	799	6,592
Capital Trust Class A	523	26,119
CapitalSource, Inc. †	4,975	135,867
Capstead Mortgage Corporation REIT †	2,400	19,920
CB Richard Ellis Group, Inc. Class A *	6,900	229,080
CBL & Associates Properties, Inc. REIT	2,548	110,456
Cedar Shopping Centers, Inc. REIT	583	9,276
CentraCore Properties Trust REIT	397	12,835
Colonial Properties Trust REIT	1,962	91,979
Cousins Properties, Inc. REIT	2,338	82,461
Crescent Real Estate EQT Company REIT	4,527	89,408
Developers Diversified Realty Corporation REIT	4,733	297,942
DiamondRock Hospitality Company REIT	3,930	70,779
Digital Realty Trust, Inc. REIT	2,000	68,460
Douglas Emmett, Inc. REIT	1,293	34,381
Duke Realty Corporation REIT	5,609	229,408
Eastgroup Properties, Inc. REIT	1,538	82,375
Entertainment Properties Trust REIT	749	43,772
Equity Inns, Inc. REIT	3,264	52,093
Equity Lifestyle Properties, Inc. REIT	1,140	62,050
Equity Office Properties Trust REIT	14,483	697,646
Equity One, Inc. REIT	2,619	69,823
Equity Residential REIT	11,429	580,022
Essex Property Trust, Inc. REIT	807	104,305
Extra Space Storage, Inc. REIT	3,500	63,910
Federal Realty Investment Trust REIT	1,810	153,850
FelCor Lodging Trust, Inc. REIT	3,135	68,468
Fieldstone Investment Corporation REIT	1,900	8,322
First Industrial Realty Trust, Inc. REIT	1,599	74,977
First Potomac Realty Trust REIT	1,628	47,391
Forest City Enterprises, Inc. Class A	2,608	152,307
Franklin Street Properties Corporation REIT	2,200	46,310
Friedman Billings Ramsey Group, Inc. Class A †	6,080	48,640
General Growth Properties, Inc. REIT	8,744	456,699
Getty Realty Corporation REIT	1,747	53,982
Glimcher Realty Trust REIT	1,584	42,309
Grubb and Ellis Company *	652	7,511

Health Care Property Investors, Inc. REIT †	5,334	$196,398
Health Care REIT, Inc. †	1,824	78,468
Healthcare Realty Trust, Inc. REIT	1,881	74,375
Highland Hospitality Corporation REIT	4,200	59,850
Highwoods Properties, Inc. REIT	2,393	97,539
HMG Courtland Properties REIT *	1,450	20,590
Home Properties, Inc. REIT	1,390	82,385
Hospitality Properties Trust REIT	2,923	138,930
Host Hotels & Resorts Inc.	17,443	428,226
HRPT Properties Trust REIT	9,142	112,904
IMPAC Mortgage Holdings, Inc. REIT †	3,238	28,494
Inland Real Estate Corporation REIT †	4,700	87,984
Innkeepers USA Trust REIT	2,014	31,217
iStar Financial, Inc. REIT	4,331	207,108
Jones Lang Lasalle, Inc.	1,311	120,835
Kilroy Realty Corporation REIT	1,316	102,648
Kimco Realty Corporation REIT †	9,013	405,134
KKR Financial Corporation REIT	3,300	88,407
Lexington Corporate Properties Trust REIT †	1,399	31,380
Liberty Property Trust REIT †	3,172	155,872
Longview Fibre Company	2,928	64,270
Macerich Company (The) REIT	2,360	204,305
Mack-Cali Realty Corporation REIT †	2,488	126,888
Maguire Properties, Inc. REIT †	1,199	47,960
MFA Mortgage Investments, Inc. REIT	4,149	31,906
Mid-America Apartment Communities, Inc. REIT	1,240	70,978
Mills Corporation (The) REIT	2,070	41,400
Mission West Properties REIT	1,417	18,563
Monmouth Capital Corporation	2,974	16,119
Monmouth Class A REIT	1,328	11,222
National Health Investors, Inc. REIT	2,097	69,201
National Retail Properties, Inc. REIT	2,356	54,070
Nationwide Health Properties, Inc. REIT †	2,362	71,380
New Century Financial Corporation REIT †	1,311	41,414
New Plan Excel Realty Trust REIT	4,341	119,291
Newcastle Investment Corporation REIT	754	23,615
NorthStar Realty Finance Corporation REIT	4,200	69,594
Novastar Financial, Inc. REIT †	771	20,547
Omega Healthcare Investors, Inc. REIT	4,100	72,652
Parkway Properties, Inc. REIT	986	50,296
Pennsylvania REIT	1,510	59,464
Plum Creek Timber Company, Inc. REIT	7,592	302,541
PMC Commercial Trust REIT	865	12,984
Post Properties, Inc. REIT	2,078	94,965
Potlatch Corporation	1,618	70,901
Prologis REIT	9,458	574,763
PS Business Parks, Inc. REIT	1,323	93,549
Public Storage, Inc. REIT	5,109	498,128
RAIT Financial Trust	991	34,170
Rayonier, Inc. REIT	3,336	136,943

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Realogy Corporation	*	8,072	$244,743
Realty Income Corporation REIT		4,138	114,623
Reckson Associates Realty Corporation REIT		2,412	109,987
Redwood Trust, Inc. REIT		1,008	58,545
Regency Centers Corporation REIT		2,545	198,943
Republic Property Trust REIT		3,200	36,928
Senior Housing Properties Trust REIT		2,216	54,248
Simon Property Group, Inc. REIT		8,577	868,764
SL Green Realty Corporation REIT		1,735	230,373
Sovran Self Storage, Inc. REIT		1,269	72,688
Spirit Finance Corporation REIT		5,700	71,079
St. Joe Company (The)	†	2,906	155,674
Stewart Enterprises, Inc. Class A		4,115	25,719
Sun Communities, Inc. REIT		1,061	34,334
Tanger Factory Outlet Centers REIT		2,200	85,976
Taubman Centers, Inc. REIT		2,083	105,941
Thornburg Mortgage, Inc. REIT	†	4,059	102,003
Trustreet Properties, Inc. REIT		2,089	35,200
United Capital Corporation	*	690	20,376
United Dominion Realty Trust, Inc. REIT		4,883	155,231
U-Store-It Trust REIT		3,600	73,980
Ventas, Inc. REIT		3,213	135,974
Vornado Realty Trust REIT	†	5,255	638,483
W.P. Carey & Company LLC		1,592	47,871
Washington REIT		1,834	73,360
Weingarten Realty Investors REIT		3,474	160,186
			17,076,287
Restaurants—0.7%
Applebee’s International, Inc.	†	3,613	89,133
Aramark Corporation Class B		4,444	148,652
Back Yard Burgers, Inc.	*	1,698	8,915
Bob Evans Farms, Inc.		1,465	50,132
Brinker International, Inc.		5,167	155,837
Burger King Holdings, Inc.	*	1,700	35,870
CEC Entertainment, Inc.	*	1,614	64,964
CKE Restaurants, Inc.		1,945	35,788
California Pizza Kitchen, Inc.	*	970	32,311
CBRL Group, Inc.		2,120	94,891
Cheesecake Factory (The)	*	3,444	84,722
Chipotle Mexican Grill, Inc. Class A	*†	900	51,300
Darden Restaurants, Inc.		5,104	205,028
IHOP Corporation		1,079	56,863
Jack in the Box, Inc.	*	1,437	87,714
Krispy Kreme Doughnuts, Inc.	*†	2,573	28,560
Landry’s Restaurants, Inc.		1,253	37,703
McDonald’s Corporation		47,837	2,120,614
Morton’s Restaurant Group, Inc.	*	2,200	36,630
O’Charley’s, Inc.	*	1,091	23,216
OSI Restaurant Partners, Inc.		2,790	109,368
Papa John’s International, Inc.	*	1,610	46,706
PF Chang’s China Bistro, Inc.	*†	1,089	41,796
Rare Hospitality International, Inc.	*	1,475	48,572
Red Robin Gourmet Burgers, Inc.	*	692	24,808
Ruby Tuesday, Inc.		2,816	77,271
Sonic Corporation	*	3,730	89,334
Steak N Shake Company (The)	*	1,267	22,299
Texas Roadhouse, Inc. Class A	*	3,070	40,708
Triarc Companies Class B		2,886	57,720

Wendy’s International, Inc.		5,229	$173,028
Yum! Brands, Inc.		10,588	622,574
			4,803,027
Retailers—3.5%
1-800-FLOWERS.COM, Inc.	*	793	4,885
99 Cents Only Stores	*	3,207	39,029
AC Moore Arts & Crafts, Inc.	*†	876	18,983
Advance Auto Parts, Inc.		4,485	159,487
Alloy, Inc.	*	462	5,318
Amazon.Com, Inc.	*†	12,783	504,417
Autozone, Inc.	*	2,384	275,495
BJ’s Wholesale Club, Inc.	*	2,859	88,943
Barnes & Noble, Inc.		2,814	111,744
Bed Bath & Beyond, Inc.	*	10,895	415,100
Bell Microproducts, Inc.	*	1,146	8,079
Best Buy Company, Inc.		15,993	786,696
Big 5 Sporting Goods Corporation		1,071	26,154
Big Lots, Inc.	*	4,853	111,231
Blair Corporation		306	10,022
Bluefly, Inc.	*	2,341	2,996
Bombay Company, Inc. (The)	*	1,080	1,382
Borders Group, Inc.	†	3,342	74,694
CSK Auto Corporation	*	1,990	34,129
CVS Corporation		32,316	998,888
Casey’s General Stores, Inc.		1,608	37,868
Cash America International, Inc.		685	32,127
Central Garden & Pet Company	*	615	29,778
Circuit City Stores, Inc.		6,139	116,518
CKX, Inc.	*	1,800	21,114
Coldwater Creek, Inc.	*	1,528	37,467
Cost Plus, Inc.	*†	1,014	10,444
Costco Wholesale Corporation		18,694	988,352
dELIA*s, Inc.	*	925	9,703
Dick’s Sporting Goods, Inc.	*†	1,240	60,748
Dillard’s, Inc. Class A	†	3,454	120,786
Dollar General Corporation		13,983	224,567
Dollar Tree Stores, Inc.	*	4,830	145,383
Drugstore.Com, Inc.	*	3,800	13,908
eBay, Inc.	*	40,410	1,215,129
Family Dollar Stores, Inc.		6,556	192,287
Fastenal Company		5,638	202,291
Federated Department Stores		22,466	856,629
Foot Locker, Inc.		5,840	128,071
Fred’s, Inc.	†	1,781	21,443
GameStop Corporation Class A	*†	1,890	104,158
GSI Commerce, Inc.	*†	1,469	27,544
Guitar Center, Inc.	*	1,020	46,369
Hancock Fabrics, Inc.	*	631	2,171
Haverty Furniture Companies, Inc.		1,111	16,443
Hibbett Sporting Goods, Inc.	*	1,396	42,620
JC Penney Company, Inc.		7,928	613,310
Jo-Ann Stores, Inc.	*	1,266	31,144
Kenneth Cole Productions, Inc. Class A		956	22,934
Kirkland’s, Inc.	*	833	4,182
Knoll, Inc.	†	2,701	59,422
K-Swiss, Inc. Class A		1,476	45,372
Longs Drug Stores Corporation		1,757	74,462
MarineMax, Inc.	*†	800	20,744
Marvel Entertainment, Inc.	*†	1,469	39,531
Men’s Wearhouse, Inc.		2,437	93,240
Movie Gallery, Inc.	*	1,145	4,030
MSC Industrial Direct Company Class A		1,782	69,765
Nike, Inc. Class B		6,890	682,317

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nitches, Inc.	*†	2,850	$17,898
Office Depot, Inc.	*	11,792	450,101
OfficeMax, Inc.		3,587	178,095
O’Reilly Automotive, Inc.	*†	4,772	152,990
Overstock.com, Inc.	*†	770	12,166
PC Connection, Inc.	*	854	12,665
Petsmart, Inc.		5,983	172,669
Pier 1 Imports, Inc.	†	3,712	22,086
Priceline.com, Inc.	*†	1,548	67,508
RadioShack Corporation	†	6,811	114,289
Restoration Hardware, Inc.	*	314	2,672
Retail Ventures, Inc.	*†	1,372	26,123
Rite Aid Corporation	*†	20,882	113,598
Saks, Inc.		5,811	103,552
School Specialty, Inc.	*†	854	32,016
Sears Holdings Corporation	*†	3,979	668,193
Sharper Image Corporation	*†	648	5,994
Sherwin-Williams Company (The)		4,948	314,594
Stamps.com, Inc.	*	1,050	16,538
Staples, Inc.		29,867	797,449
Stein Mart, Inc.		1,261	16,721
Stride Rite Corporation		2,388	36,011
Systemax, Inc.	*†	1,358	23,697
TJX Companies., Inc.		17,709	504,352
Target Corporation		30,307	1,729,014
Tiffany & Company		6,084	238,736
Trans World Entertainment Corporation	*	1,932	12,713
Tuesday Morning Corporation		1,816	28,239
Tweeter Home Entertainment Group, Inc.	*	1,128	2,391
Valuevision Media, Inc. Class A	*	1,741	22,877
Walgreen Company		39,470	1,811,278
Wal-Mart Stores, Inc.		100,947	4,661,732
Williams-Sonoma, Inc.	†	3,877	121,893
Zale Corporation	*	2,300	64,883
			22,697,776
Social Services—0.0%
Bright Horizons Family Solutions, Inc.	*	1,208	46,701
Res-Care, Inc.	*	1,222	22,179
			68,880
Telephone Systems—3.0%
Adtran, Inc.		3,197	72,572
Alaska Communications Systems Group, Inc.		2,850	43,292
Alltel Corporation		14,709	889,600
AT&T, Inc.		151,807	5,427,100
Audiovox Corporation Class A	*	1,218	17,162
BellSouth Corporation		71,538	3,370,155
Brightpoint, Inc.	*	2,358	31,715
Centennial Communications Corporation		3,036	21,829
CenturyTel, Inc.		4,084	178,307
Cincinnati Bell, Inc.	*	9,266	42,346
Citizens Communications Company		11,806	169,652
Commonwealth Telephone Enterprises, Inc.		876	36,669
Covad Communications Group, Inc.	*	13,040	17,995
D&E Communications, Inc.		1,712	21,657
Deltathree, Inc.	*	2,552	3,216

Dobson Communications Corporation Class A	*	3,916	$34,108
Embarq Corporation		5,950	312,732
Equinix, Inc.	*†	622	47,036
General Communication Class A	*	2,516	39,577
Global Payments, Inc.		3,238	149,919
Hickory Tech Corporation		651	4,655
IDT Corporation Class B	*	4,800	62,784
iPCS, Inc.	*	700	38,752
j2 Global Communications, Inc.	*†	1,614	43,982
LCC International, Inc. Class A	*	1,000	4,220
Leap Wireless International, Inc.	*	2,100	124,887
Level 3 Communications, Inc.	*†	40,128	224,717
Lightbridge, Inc.	*	1,288	17,440
Mastec, Inc.	*	2,049	23,645
NII Holdings, Inc. Class B	*	4,900	315,756
Novatel Wireless, Inc.	*	1,358	13,132
NTELOS Holdings Corporation	*	2,700	48,276
Qwest Communications International, Inc.	*	62,767	525,360
RCN Corporation	*†	2,597	78,300
Redback Networks, Inc.	*†	1,198	29,878
Rural Cellular Corporation Class A	*	1,265	16,622
SAVVIS, Inc.	*	408	14,570
Sprint Nextel Corporation		115,766	2,186,820
SunCom Wireless Holdings, Inc. Class A	*	2,699	1,889
SureWest Communications		184	5,067
Telecommunication Systems, Inc.	*†	1,200	3,720
Telephone & Data Systems, Inc.		2,518	136,803
Telephone & Data Systems, Inc.		1,018	50,493
Time Warner Telecom, Inc. Class A	*	1,928	38,425
US Cellular Corporation	*	680	47,321
Verizon Communications, Inc.		113,271	4,218,212
Windstream Corporation		15,208	216,258
Wireless Facilities, Inc.	*	2,398	6,834
			19,425,457
Textiles, Clothing & Fabrics—0.4%
Albany International Corporation Class A		1,437	47,292
Brown Shoe Company, Inc.		1,194	57,002
Coach, Inc.	*	15,372	660,381
Columbia Sportswear Company		652	36,316
CROCS, Inc.	*†	1,800	77,760
Culp, Inc.	*	888	4,573
Genesco, Inc.	*†	921	34,353
Guess ?, Inc.	*	1,774	112,525
Gymboree Corporation	*	1,400	53,424
Hanesbrands, Inc.	*	4,099	96,818
Iconix Brand Group, Inc.	*	2,737	53,070
Jones Apparel Group, Inc.		4,641	155,149
Kellwood Company		1,170	38,048
Liz Claiborne, Inc.		4,930	214,258
Mohawk Industries, Inc.	*†	2,460	184,156
Mothers Work, Inc.	*	600	23,634
Oxford Industries, Inc.		936	46,472
Phillips-Van Heusen Corporation		1,267	63,565
Polo Ralph Lauren Corporation		2,143	166,425
Quaker Fabric Corporation	*	2,550	3,009
Quiksilver, Inc.	*†	4,288	67,536
Skechers U.S.A., Inc. Class A	*	1,935	64,455
Sport-Haley, Inc.		1,042	5,054
Steven Madden Ltd.		751	26,353
Tag-It Pacific, Inc.	*	1,334	1,374

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Tarrant Apparel Group	*†	1,106	$1,626
Timberland Company Class A	*	2,970	93,793
VF Corporation		3,785	310,673
Warnaco Group, Inc. (The)	*	1,569	39,821
Wolverine World Wide, Inc.		2,589	73,838
			2,812,753
Transportation—1.5%
Alexander & Baldwin, Inc.	†	1,466	65,002
American Commercial Lines, Inc.	*†	1,000	65,510
Arctic Cat, Inc.		1,857	32,665
Arkansas Best Corporation		903	32,508
Brunswick Corporation		3,797	121,124
Burlington Northern Santa Fe Corporation		14,190	1,047,364
CSX Corporation		17,764	611,615
Carnival Corporation	†	17,238	845,524
CH Robinson Worldwide, Inc.	†	7,150	292,364
Con-way, Inc.		2,160	95,126
Expedia, Inc.	*	12,018	252,138
Expeditors International Washington, Inc.		8,772	355,266
Fleetwood Enterprises, Inc.	*†	1,750	13,843
Florida East Coast Industries		423	25,211
Forward Air Corporation		1,431	41,399
Freightcar America, Inc.	†	900	49,905
GATX Corporation		1,766	76,521
General Maritime Corporation		1,897	66,755
Genesee & Wyoming, Inc. Class A	*	1,576	41,354
Gulfmark Offshore, Inc.	*	1,000	37,410
Heartland Express, Inc.		4,220	63,384
Hornbeck Offshore Services, Inc.	*	1,800	64,260
HUB Group, Inc. Class A	*	2,400	66,120
JB Hunt Transport Services, Inc.		3,964	82,332
Kansas City Southern	*†	2,513	72,827
Kirby Corporation	*	2,358	80,479
Laidlaw International, Inc.		3,900	118,677
Landstar System, Inc.		2,256	86,134
Norfolk Southern Corporation		16,102	809,770
Old Dominion Freight Line, Inc.	*	1,783	42,917
OMI Corporation		3,824	80,954
Overseas Shipholding Group		1,587	89,348
P.A.M. Transportation Services, Inc.	*	338	7,443
Pacer International, Inc.		1,664	49,537
Polaris Industries, Inc.	†	1,858	87,010
Quality Distribution, Inc.	*	93	1,239
RailAmerica, Inc.	*	1,527	24,554
Royal Caribbean Cruises Ltd.		4,300	177,934
Sabre Holdings Corporation		5,055	161,204
Saia, Inc.	*	1,662	38,575
Sirva, Inc.	*	517	1,799
Swift Transportation Company, Inc.	*	3,649	95,859
Thor Industries, Inc.	†	1,221	53,712
Trinity Industries, Inc.	†	3,051	107,395
UTI Worldwide, Inc. (Luxembourg)		2,208	66,019
Union Pacific Corporation		10,489	965,198
United Parcel Service, Inc. Class B		24,142	1,810,167
Wabtec Corporation		1,737	52,770
Werner Enterprises, Inc.	†	2,915	50,954
West Marine, Inc.	*†	803	13,868
YRC Worldwide, Inc.	*†	2,278	85,949
			9,676,992

Water Companies—0.0%
American States Water Company		500	$19,310
Aqua America, Inc.	†	4,329	98,615
California Water Service Group		965	38,986
Connecticut Water Service, Inc.		500	11,375
Pico Holdings, Inc.	*	1,150	39,986
SJW Corporation		1,010	39,148
			247,420
TOTAL COMMON STOCKS
(Cost $398,827,157)			633,282,142

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.850%	03/08/2007	**	$275,000	272,481
4.816%	03/08/2007	**	50,000	49,545
4.812%	03/08/2007	**	25,000	24,772
4.805%	03/08/2007	**	175,000	173,412
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $520,210)				520,210

		Shares	Value
RIGHTS—0.0%
Financial Services—0.0%
Affordable Residential Communities, LP Rights, Expires TBD	†‡	950	839
Textiles, Clothing & Fabrics—0.0%
Mossimo, Inc. Rights, Expires TBD	‡d	2,806	—
TOTAL RIGHTS
(Cost $—)			839

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Pegasus Wireless Corporation Warrants, Expires 08/11/2008	†‡d	540	—
(Cost $—)			—

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—7.8%
Bank & Certificate Deposits/ Offshore Time Deposits—7.5%
Abbey National PLC
5.280%	01/05/2007	††	$764,057	$764,057
BancoBilbao Vizcaya Argentaria SA
5.310%	01/03/2007	††	764,057	764,057
Bank Of Nova Scotia
5.300%	02/27/2007	††	955,072	955,072
Bank Of Nova Scotia
5.290%	01/30/2007	††	382,029	382,029
Bank Of Nova Scotia
5.290%	02/06/2007	††	573,043	573,043
Barclays
5.320%	02/13/2007	††	382,029	382,029
Barclays
5.310%	02/20/2007	††	955,072	955,072
Barclays
5.300%	01/02/2007	††	955,072	955,072
Barton Capital LLC
5.300%	01/17/2007	††	382,029	382,029
Barton Capital LLC
5.300%	01/17/2007	††	573,043	573,043
Calyon
5.310%	02/16/2007	††	382,029	382,029
Calyon
5.300%	02/05/2007	††	1,146,086	1,146,086
Canadian Imperial Bank of Commerce
5.310%	01/29/2007	††	1,146,086	1,146,086
Charta LLC
5.300%	01/31/2007	††	748,149	748,149
CIESCO
5.310%	01/04/2007	††	497,421	497,421
Citigroup
5.310%	03/16/2007	††	382,029	382,029
Clipper Receivables Corp
5.300%	01/31/2007	††	382,029	382,029
Compass Securitization
5.300%	01/09/2007	††	573,043	573,043
CRC Funding LLC
5.340%	01/23/2007	††	191,014	191,014
CRC Funding LLC
5.300%	01/10/2007	††	557,693	557,693
Credit Suisse First Boston Corporation
5.300%	01/05/2007	††	382,029	382,029
Credit Suisse First Boston Corporation
5.300%	01/12/2007	††	764,057	764,057
Dexia Group
5.290%	01/16/2007	††	955,072	955,072
Fairway Finance
5.300%	01/09/2007	††	458,434	458,434
Falcon Asset Securitization Corporation
5.340%	01/22/2007	††	382,029	382,029
Fortis Bank
5.320%	01/03/2007	††	382,029	382,029
Fortis Bank
5.300%	01/02/2007	††	382,029	382,029
Fortis Bank
5.300%	01/24/2007	††	1,337,100	1,337,100
Fortis Bank
5.300%	01/26/2007	††	1,528,115	1,528,115
General Electric Capital Corporation
5.300%	01/26/2007	††	$764,057	$764,057
Greyhawk Funding
5.310%	01/12/2007	††	382,029	382,029
HBOS Halifax Bank of Scotland
5.310%	03/14/2007	††	955,072	955,072
HBOS Halifax Bank of Scotland
5.300%	01/08/2007	††	382,029	382,029
Kitty Hawk Funding Corp
5.340%	01/10/2007	††	573,043	573,043
Lexington Parker Cap Comp
5.300%	01/05/2007	††	382,029	382,029
Liberty Street
5.310%	01/17/2007	††	382,029	382,029
Lloyds TSB Bank
5.300%	02/26/2007	††	382,029	382,029
Marshall & Ilsley Bank Corporation
5.300%	03/19/2007	††	382,029	382,029
Merrill Lynch & Co
5.300%	01/02/2007	††	6,685,502	6,685,502
Morgan Stanley & Co
5.300%	01/02/2007	††	4,684,021	4,684,021
Old Line Funding LLC
5.350%	01/04/2007	††	382,029	382,029
Paradigm Funding LLC
5.310%	01/17/2007	††	382,029	382,029
Park Avenue Receivables Corp
5.330%	01/18/2007	††	382,029	382,029
Rabobank Nederland
5.250%	01/02/2007	††	1,146,086	1,146,086
Ranger Funding
5.330%	02/08/2007	††	382,029	382,029
Ranger Funding
5.320%	01/04/2007	††	382,029	382,029
Royal Bank of Canada
5.310%	02/14/2007	††	764,057	764,057
Royal Bank of Scotland
5.310%	01/11/2007	††	382,029	382,029
Royal Bank of Scotland
5.290%	01/16/2007	††	573,043	573,043
Royal Bank of Scotland
5.290%	02/09/2007	††	382,029	382,029
Royal Bank of Scotland
5.280%	01/11/2007	††	955,072	955,072
Sheffiled Receivables Corp
5.360%	01/11/2007	††	573,043	573,043
Sheffiled Receivables Corp
5.300%	01/12/2007	††	382,029	382,029
Societe Generale
5.310%	01/02/2007	††	955,072	955,072
Societe Generale
5.290%	02/01/2007	††	955,070	955,070
Societe Generale
5.270%	01/19/2007	††	955,070	955,070
Svenska Handlesbanken
5.250%	01/02/2007	††	438,431	438,431
Three Pillars Funding LLC
5.380%	01/02/2007	††	571,616	571,616
UBS AG
5.300%	01/04/2007	††	382,029	382,029
UBS AG
5.290%	01/02/2007	††	764,057	764,057
Variable Funding Capital Co
5.310%	02/02/2007	††	382,029	382,029
Variable Funding Capital Co
5.290%	01/04/2007	††	382,029	382,029

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Broad
Market Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Yorktown Capital LLC
5.330%	01/16/2007	††	$382,025	$382,025
Yorktown Capital LLC
5.300%	01/10/2007	††	382,031	382,031
				48,832,837
Floating Rate Instruments/Master Notes—0.3%
Bank of America
5.310%	07/10/2007	††	955,072	955,072
Bank of America
5.270%	01/09/2007	††	764,057	764,057
				1,719,129
TOTAL CASH EQUIVALENTS
(Cost $50,551,966)				50,551,966

REPURCHASE AGREEMENTS—1.7%
IBT Repurchase Agreement dated 12/29/2006 due 1/02/2007, with a maturity value of $11,220,702 and an effective yield of 4.65% collateralized by U.S. Government Obligations with a rate of 4.16% maturity date of 5/01/2035 and an aggregate market value of $11,775,653.			11,214,908	11,214,908
TOTAL INVESTMENTS—107.7%
(Cost $461,114,241)				695,570,065
Other assets less liabilities—(7.7%)				(49,957,688)
NET ASSETS—100.0%				$645,612,377

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 12/31/2006.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—98.7%
Advertising—0.4%
24/7 Real Media, Inc.	*	1,934	$17,503
Aquantive, Inc.	*	3,727	91,908
Catalina Marketing Corporation		2,132	58,630
Clear Channel Outdoor Holdings, Inc. Class A	*	1,750	48,842
Getty Images, Inc.	*†	2,522	107,992
Jupitermedia Corporation	*	4,020	31,838
Lamar Advertising Company	*	4,390	287,062
Valueclick, Inc.	*	5,119	120,962
			764,737
Aerospace & Defense—0.4%
AAR Corporation	*†	2,170	63,342
Alliant Techsystems, Inc.	*†	1,931	150,985
Armor Holdings, Inc.	*†	1,840	100,924
BE Aerospace, Inc.	*	3,694	94,862
Fairchild Corporation (The) Class A	*	3,266	7,153
Gencorp, Inc.	*†	2,409	33,774
Heico Corporation Class A		1,598	52,063
Kaman Corporation Class A		1,060	23,733
Kreisler Manufacturing Corporation	*	1,250	12,037
Orbital Sciences Corporation	*	3,534	65,167
Sequa Corporation Class A	*	280	32,217
Spirit Aerosystems Holdings Inc. Class A	*	1,620	54,221
Triumph Group, Inc.		822	43,097
			733,575
Agriculture, Forestry & Fishing—0.2%
Andersons, Inc.		1,222	51,801
Griffin Land & Nurseries, Inc.	*	650	21,092
Margo Caribe, Inc. (Puerto Rico)	*	1,022	5,493
Pilgrim’s Pride Corporation	†	2,376	69,926
Seaboard Corporation	†	23	40,595
Terra Industries, Inc.	*†	4,733	56,701
Tractor Supply Company	*†	1,869	83,563
			329,171
Airlines—0.8%
AMR Corporation	*	10,593	320,226
Air T, Inc.		563	4,954
Airnet Systems, Inc.	*	2,610	7,726
Airtran Holdings, Inc.	*†	4,678	54,920
Alaska Air Group, Inc.	*	2,394	94,563
Atlas Air Worldwide Holdings, Inc.	*	765	34,042
Bristow Group, Inc.	*	983	35,476
Continental Airlines, Inc. Class B	*†	4,973	205,136
ExpressJet Holdings, Inc.	*	3,876	31,396
Frontier Airlines Holdings, Inc.	*†	4,204	31,110
JetBlue Airways Corporation	*	8,064	114,509
Mesa Air Group, Inc.	*†	2,928	25,093
Midwest Air Group, Inc.	*†	1,743	20,044
PHI, Inc.	*	774	25,333
Pinnacle Airlines Corporation	*	930	15,670
Skywest, Inc.		3,080	78,571
UAL Corporation	*	4,810	211,640
US Airways Group, Inc.	*†	3,212	172,966
			1,483,375

Apparel Retailers—1.4%
Abercrombie & Fitch Company Class A		4,358	$303,448
Aeropostale, Inc.	*	2,863	88,381
American Eagle Outfitters, Inc.		10,314	321,900
AnnTaylor Stores Corporation	*	3,874	127,222
Bebe Stores, Inc.		940	18,603
Big Dog Holdings, Inc.	*	1,621	26,584
Buckle, Inc. (The)		695	35,341
Cache, Inc.	*	1,030	25,997
Carter’s, Inc.	*	2,956	75,378
Casual Male Retail Group, Inc.	*†	2,471	32,247
Cato Corporation Class A		1,762	40,367
Charlotte Russe Holding, Inc.	*	1,100	33,825
Charming Shoppes, Inc.	*	6,239	84,414
Chico’s FAS, Inc.	*	9,268	191,755
Children’s Place	*†	1,134	72,032
Christopher & Banks Corporation		2,379	44,392
Claire’s Stores, Inc.		4,966	164,573
Dress Barn, Inc.	*†	2,592	60,471
Finish Line Class A		3,184	45,468
HOT Topic, Inc.	*	2,815	37,552
JOS A. Bank Clothiers, Inc.	*†	1,078	31,639
Pacific Sunwear of California, Inc.	*†	3,586	70,214
Payless Shoesource, Inc.	*	3,074	100,889
Ross Stores, Inc.		7,690	225,317
Stage Stores, Inc.		1,491	45,311
Talbots, Inc.		1,205	29,040
Tween Brands, Inc.	*†	1,572	62,770
Under Armour, Inc. Class A	*†	1,800	90,810
United Retail Group, Inc.	*	1,000	14,020
Urban Outfitters, Inc.	*†	6,082	140,068
Wet Seal, Inc. (The) Class A	*	4,497	29,995
Wilsons The Leather Experts, Inc.	*	2,979	6,077
			2,676,100
Automotive—1.3%
A.O. Smith Corporation		952	35,757
Adesa, Inc.		4,711	130,730
Aftermarket Technology Corporation	*	1,503	31,984
American Axle & Manufacturing Holdings, Inc.	†	2,114	40,145
America’s Car Mart, Inc.	*†	1,569	18,608
Amerigon, Inc.	*	2,108	20,363
ArvinMeritor, Inc.		3,702	67,487
Asbury Automotive Group, Inc.		1,342	31,618
BorgWarner, Inc.		2,846	167,971
Carmax, Inc.	*†	5,398	289,495
Clarcor, Inc.		2,844	96,156
Coachmen Industries, Inc.		705	7,755
Copart, Inc.	*	3,582	107,460
Exide Technologies, Inc.	*	3,957	17,213
Federal Signal Corporation		3,130	50,205
Group 1 Automotive, Inc.		1,068	55,237
Harsco Corporation		2,133	162,321
Keystone Automotive Industries, Inc.	*	1,143	38,851
Lear Corporation	†	3,281	96,888
Lithia Motors, Inc. Class A		863	24,820
LKQ Corporation	*	3,180	73,108
Monaco Coach Corporation		1,376	19,484
Navistar International Corporation	*	3,416	114,197
Oshkosh Truck Corporation		3,930	190,291
PEP Boys-Manny Moe & Jack		3,451	51,282

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Proliance International, Inc.	*	2,240	$10,304
Rush Enterprises, Inc. Class A	*	1,100	18,612
	Sonic Automotive, Inc.	1,869	54,276
	Standard Motor Products, Inc.	2,540	38,049
Strattec Security Corporation	*	124	5,778
Superior Industries International, Inc.	†	1,113	21,448
Tenneco Automotive, Inc.	*	2,430	60,070
Titan International, Inc.	†	1,086	21,883
TRW Automotive Holdings Corporation	*	1,800	46,566
	United Auto Group, Inc.	2,086	49,167
Visteon Corporation	*	8,265	70,087
	Wabash National Corporation	2,596	39,200
Winnebago Industries, Inc.	† ††	1,714	56,408
			2,431,274
Banking—7.2%
	1st Source Corporation	1,180	37,913
	Advance America Cash Advance Centers, Inc.	3,290	48,198
	Advanta Corporation Class A	1,447	57,605
	Alabama National Bancorp	1,055	72,510
Alliance Bankshares Corporation	*	745	11,659
	Amcore Financial, Inc.	1,313	42,896
	AmericanWest Bancorp	720	17,438
AmeriCredit Corporation	*	6,459	162,573
	Ameris Bancorp	1,414	39,847
	Anchor Bancorp Wisconsin, Inc.	1,412	40,694
	Arrow Financial Corporation	476	11,791
	Associated Banc Corporation	6,153	214,617
Asta Funding, Inc.	†	650	19,786
	Astoria Financial Corporation	4,831	145,703
	BancFirst Corporation	642	34,668
	Bancorpsouth, Inc.	3,722	99,824
	BancTrust Financial Group, Inc.	1,600	40,832
	Bank Mutual Corporation	3,757	45,497
	Bank of Hawaii Corporation	2,694	145,341
	Bank of the Ozarks, Inc.	1,070	35,374
	BankAtlantic Bancorp, Inc. Class A	3,411	47,106
	Bankunited Financial Corporation Class A	2,413	67,467
	Banner Corporation	990	43,897
	Blue River Bancshares, Inc.	2,545	15,563
	BOK Financial Corporation	1,047	57,564
	Boston Private Financial Holdings, Inc.	1,777	50,129
	Brookline Bancorp, Inc.	3,836	50,520
	Bryn Mawr Bank Corporation	1,548	36,595
	Camden National Corporation	740	34,129
	Capital Bank Corporation	1,283	22,068
	Capital City Bank Group, Inc.	738	26,051
Capital Crossing Bank	*	362	10,780
	Capitol Bancorp Ltd.	1,172	54,146
Capitol Federal Financial	†	1,016	39,035
	Cardinal Financial Corporation	2,163	22,171
Cascade Bancorp	†	1,243	38,570
	Cascade Financial Corporation	1,063	18,145
	Cathay General Bancorp	2,284	78,821
Centennial Bank Holdings, Inc.	*	4,150	39,259
	Central Pacific Financial Corporation	1,889	73,218
	CFS Bancorp, Inc.	1,873	27,439
	Charter Financial Corporation	350	18,032
	Chemical Financial Corporation	1,637	54,512
	Chittenden Corporation	2,222	68,193

Citizens Banking Corporation	†	2,320	$61,480
	City Bank, Lynnwood, WA	1,647	58,963
	City Holding Company	930	38,028
	City National Corporation	2,200	156,640
	Coastal Financial Corporation	1,952	32,696
	CoBiz, Inc.	1,800	39,672
	Colonial BancGroup, Inc. (The)	7,913	203,681
	Columbia Banking System, Inc.	1,330	46,710
	Commerce Bancshares, Inc.	3,570	172,824
	Commercial Bankshares, Inc. (Florida)	310	11,764
Community Bancorp	*	430	12,982
	Community Bank System, Inc.	1,892	43,516
	Community Banks, Inc.	1,641	45,554
	Community Trust Bancorp, Inc.	1,028	42,693
CompuCredit Corporation	*†	1,518	60,432
Corus Bankshares, Inc.	†	2,102	48,493
	Cullen/Frost Bankers, Inc.	2,873	160,371
	CVB Financial Corporation	3,713	53,690
	Dime Community Bancshares	1,638	22,948
Downey Financial Corporation	†	999	72,507
	Eastern Virginia Bankshares, Inc.	701	15,815
	East-West Bancorp, Inc.	3,020	106,968
Euronet Worldwide, Inc.	*†	1,586	47,088
	Farmers Capital Bank Corporation	1,113	37,987
	Fidelity Bankshares, Inc.	1,432	56,807
	Fidelity Southern Corporation	1,382	25,719
Financial Federal Corporation	†	1,515	44,556
	Financial Institutions, Inc.	750	17,287
	First Bancorp North Carolina	1,473	32,170
	First Bancorp Puerto Rico	3,926	37,415
First Charter Corporation	†	2,103	51,734
	First Citizens BancShares, Inc. Class A	275	55,726
	First Commonwealth Financial Corporation	3,105	41,700
	First Community Bancorp	1,354	70,774
First Financial Bancorp	†	3,075	51,076
	First Financial Bankshares, Inc.	1,106	46,297
	First Financial Holdings, Inc.	450	17,631
	First Financial Service Corporation	899	27,689
	First Indiana Corporation	1,200	30,432
First Marblehead Corporation (The)	†	2,284	124,821
	First Merchants Corporation	1,625	44,184
	First Midwest Bancorp, Inc.	2,892	111,863
	First Niagara Financial Group, Inc.	5,990	89,011
	First of Long Island Corporation (The)	493	21,618
First Republic Bank	†	1,471	57,487
FirstFed Financial Corporation	*†	1,033	69,180
	FirstMerit Corporation	4,085	98,612
	Flagstar Bancorp, Inc.	2,770	41,107
	Flushing Financial Corporation	1,450	24,751
	FMS Financial Corporation	500	15,850
	FNB Corporation	3,347	61,150
Franklin Bank Corporation	*	1,930	39,642
	Fremont General Corporation	3,340	54,141
Frontier Financial Corporation	†	2,254	65,884
	Fulton Financial Corporation	9,591	160,170
	Glacier Bancorp, Inc.	2,614	63,886
Great Lakes Bancorp, Inc.	*	791	11,106
Great Southern Bancorp, Inc.	†	470	13,870
	Greater Bay Bancorp	2,834	74,619
Hallwood Group, Inc.	*	100	12,250
	Hancock Holding Company	1,352	71,440
	Hanmi Financial Corporation	2,860	64,436
	Harleysville National Corporation	2,124	41,014

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Harrington West Financial Group, Inc.	1,172	$20,217
Heritage Commerce Corporation	1,180	31,435
Heritage Financial Corporation	972	23,843
Horizon Financial Corporation	625	15,037
Horizon Financial Services Corporation	450	5,985
Hudson City Bancorp, Inc.	27,794	385,781
Iberiabank Corporation	687	40,567
Independent Bank Corporation (Massachusetts)	874	31,490
Independent Bank Corporation (Michigan)	1,384	35,001
IndyMac Bancorp, Inc. †	3,694	166,821
Integra Bank Corporation	1,659	45,656
International Bancshares Corporation	2,976	91,988
Investors Financial Services Corporation	3,490	148,918
Irwin Financial Corporation †	1,296	29,328
Itla Capital Corporation	680	39,379
Kearny Financial Corporation	1,000	16,060
KNBT Bancorp, Inc.	1,653	27,655
Lakeland Financial Corporation	500	12,765
MAF Bancorp, Inc.	1,636	73,113
MainSource Financial Group, Inc.	1,733	29,349
MB Financial, Inc.	2,091	78,661
Medallion Financial Corporation	2,518	31,148
Mercantile Bankshares Corporation	6,466	302,544
Merchants Bancshares, Inc.	572	13,156
Midsouth Bancorp, Inc. †	501	15,611
Mid-State Bancshares	1,770	64,410
Midwest Banc Holdings, Inc.	1,420	33,725
MidWestOne Financial Group, Inc.	1,573	31,366
Mitcham Industries, Inc. *	1,100	13,145
Nara Bancorp, Inc.	2,060	43,095
NASB Financial, Inc.	529	21,874
National Penn Bancshares, Inc.	2,436	49,329
NBT Bancorp, Inc.	2,320	59,183
Nelnet, Inc. Class A *	1,351	36,963
Netbank, Inc.	2,851	13,229
New York Community Bancorp, Inc.	14,231	229,119
NewAlliance Bancshares, Inc.	5,770	94,628
Northern States Financial Corporation	773	15,267
Northwest Bancorp, Inc.	1,598	43,881
Ocwen Financial Corporation *†	3,062	48,563
Old National Bancorp	3,796	71,820
Old Second Bancorp, Inc.	940	27,542
Omega Financial Corp.	1,100	35,112
Oriental Financial Group (Puerto Rico) †	2,140	27,713
Pacific Capital Bancorp	2,664	89,457
Pacific Premier Bancorp, Inc. *	977	11,900
Park National Corporation	624	61,776
Parkvale Financial Corporation	1,077	34,195
Partners Trust Financial Group, Inc.	3,310	38,528
Peapack Gladstone Financial Corporation	390	10,959
Peoples Bancorp, Inc.	1,235	36,679
People’s Bank †	3,304	147,424
Peoples Financial Corporation	884	23,868
PFF Bancorp, Inc.	1,563	53,939
Popular, Inc. (Puerto Rico)	13,576	243,689
Premier Community Bankshares, Inc.	934	18,568
PrivateBancorp, Inc. †	1,270	52,870

Prosperity Bancshares, Inc.	1,930	$66,604
Provident Bankshares Corporation	1,869	66,536
Provident Financial Services, Inc.	3,604	65,341
Provident New York Bancorp	3,488	52,250
R&G Financial Corporation Class B (Puerto Rico)	3,806	29,116
Renasant Corporation	1,215	37,215
Republic Bancorp, Inc.	3,755	50,542
Republic Bancorp, Inc. Class A	976	24,488
Riverview Bancorp, Inc.	2,602	39,550
Royal Bancshares of Pennsylvania Class A	882	23,179
S&T Bancorp, Inc.	1,478	51,242
S.Y. Bancorp, Inc.	1,060	29,680
Sandy Spring Bancorp, Inc.	1,234	47,114
Santander Bancorp (Puerto Rico) †	511	9,121
Security Bank Corporation	440	10,041
Shore Bancshares, Inc.	828	24,972
Signature Bank of New York *	1,670	51,737
Simmons First National Corporation Class A	911	28,742
Sky Financial Group, Inc.	5,959	170,070
South Financial Group, Inc. (The)	3,909	103,940
SouthFirst Bancshares, Inc.	400	5,600
Southwest Bancorp, Inc.	1,320	36,775
State Bancorp, Inc.	988	18,831
Sterling Bancorp, NY	1,691	33,313
Sterling Bancshares, Inc.	3,877	50,479
Sterling Financial Corporation (Pennsylvania)	1,558	36,878
Sterling Financial Corporation (Washington)	2,338	79,048
Student Loan Corporation	247	51,203
Suffolk Bancorp	1,100	41,943
Susquehanna Bancshares, Inc.	2,892	77,737
SVB Financial Group *	1,768	82,424
TCF Financial Corporation	6,764	185,469
TD Banknorth, Inc.	5,815	187,708
Texas Capital Bancshares, Inc. *	1,870	37,176
Texas United Bancshares, Inc.	550	18,887
Tompkins Trustco, Inc.	665	30,224
Trustco Bank Corporation	4,645	51,652
Trustmark Corporation	2,986	97,672
UCBH Holdings, Inc.	5,352	93,981
UMB Financial Corporation	1,418	51,771
Umpqua Holdings Corporation	3,511	103,329
Union Bankshares Corporation	1,185	36,249
UnionBanCal Corporation	2,988	183,015
United Bankshares, Inc.	2,205	85,223
United Community Banks, Inc.	2,120	68,518
United Western Bancorp, Inc. *	974	19,470
Valley National Bancorp	6,445	170,857
W Holding Company, Inc. (Puerto Rico) †	6,219	37,065
Washington Federal, Inc.	4,712	110,873
Washington Trust Bancorp, Inc.	960	26,774
Webster Financial Corporation	2,793	136,075
Wesbanco, Inc.	1,500	50,295
West Coast Bancorp	1,290	44,686
Westamerica Bancorporation	1,709	86,527
Westfield Financial, Inc.	1,240	42,904
Whitney Holding Corporation	3,296	107,516
Willow Financial Bancorp Inc.	1,179	17,591
Wilmington Trust Corporation	3,614	152,402
Wintrust Financial Corporation	1,298	62,330
World Acceptance Corporation *	739	34,696
WSFS Financial Corporation	610	40,827
		13,313,580

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Beverages, Food & Tobacco—1.8%
Alliance One International, Inc.	*	4,200	$29,652
American Italian Pasta Company Class A	*†	2,837	25,249
Boston Beer Co., Inc. Class A	*	580	20,868
Bridgford Foods Corporation	*	560	3,511
Bunge Ltd.		6,150	445,936
Central European Distribution Corporation	*†	1,597	47,431
Chiquita Brands International, Inc.	†	1,890	30,183
Coca-Cola Bottling Company Consolidated		437	29,904
Corn Products International, Inc.		3,796	131,114
Del Monte Foods Company		11,215	123,701
Delta & Pine Land Company		1,743	70,504
Farmer Brothers Company		930	19,855
Flowers Foods, Inc.		2,760	74,492
Fresh Del Monte Produce, Inc. (Cayman Islands)		1,097	16,356
Green Mountain Coffee Roasters, Inc.	*	500	24,615
Hain Celestial Group, Inc.	*	2,166	67,601
Hansen Natural Corporation	*	3,680	123,942
Hormel Foods Corporation		4,076	152,198
Inventure Group, Inc. (The)	*	683	1,673
JM Smucker Company (The)		3,155	152,923
John B. Sanfilippo & SON	*	370	4,536
Kraft Foods, Inc. Class A	†	12,497	446,143
Lancaster Colony Corporation		1,510	66,908
Lance, Inc.		2,511	50,421
Loews Corporation— Carolina Group		5,621	363,791
M&F Worldwide Corporation	*	781	19,728
Matrixx Initiatives, Inc.	*	1,810	28,833
Nash Finch Company	†	570	15,561
Peet’s Coffee & Tea, Inc.	*	1,297	34,033
PepsiAmericas, Inc.		3,812	79,976
Performance Food Group Company	*	1,907	52,709
Ralcorp Holdings, Inc.	*	1,258	64,020
Reliv International, Inc.		1,110	9,635
Sanderson Farms, Inc.	†	860	26,049
Smart & Final, Inc.	*	1,115	21,073
Smithfield Foods, Inc.	*	5,563	142,747
Spartan Stores, Inc.		960	20,093
Tootsie Roll Industries, Inc.		1,665	54,445
Topps Company, Inc. (The)		2,256	20,078
TreeHouse Foods, Inc.	*†	2,074	64,709
United Natural Foods, Inc.	*†	2,024	72,702
Universal Corporation		1,079	52,882
Vector Group Ltd.	†	2,276	40,399
			3,343,179
Building Materials—0.9%
Amcol International Corporation		1,127	31,263
Beacon Roofing Supply, Inc.	*†	2,640	49,685
Building Material Holding Corporation	†	1,800	44,442
Carbo Ceramics, Inc.	†	1,203	44,956
Carlisle Companies, Inc.		1,677	131,644
Champion Enterprises, Inc.	*	4,019	37,618
Drew Industries, Inc.	*	1,570	40,836
Eagle Materials, Inc.		2,611	112,874
ElkCorp		939	38,584
Florida Rock Industries, Inc.		2,698	116,149

Interline Brands, Inc.	*	2,320	$52,130
Jewett-Cameron Trading Ltd. (Canada)	*	1,050	14,726
Louisiana-Pacific Corporation		5,279	113,657
Martin Marietta Materials, Inc.		2,237	232,447
Numerex Corporation Class A	*	1,800	16,938
Owens Corning, Inc.	*†	3,950	118,105
Rock of Ages Corporation	*	1,387	5,659
US Concrete, Inc.	*	4,770	33,962
US Home Systems, Inc.	*	1,292	14,677
USG Corporation	*†	3,690	202,212
Wesco International, Inc.	*	2,570	151,142
			1,603,706
Chemicals—2.0%
A. Schulman, Inc.		1,444	32,129
Aceto Corporation		1,070	9,245
AEP Industries, Inc.	*	373	19,885
Airgas, Inc.		3,575	144,859
Albemarle Corporation		2,144	153,939
Arch Chemicals, Inc.		1,211	40,338
Atlantis Plastics, Inc. Class A	*	1,278	4,166
Balchem Corp.—Class B		720	18,490
Cabot Corporation		2,894	126,092
Cabot Microelectronics Corporation	*†	1,450	49,213
Calgon Carbon Corporation	*†	4,550	28,210
Celanese Corporation Class A		6,730	174,172
CF Industries Holdings, Inc.		3,230	82,817
Chemtura Corporation		13,115	126,297
Church & Dwight, Inc.		3,411	145,479
Compass Minerals International, Inc.		2,020	63,751
Cooper Tire & Rubber Company	†	3,187	45,574
Cytec Industries, Inc.	†	2,025	114,433
Empire Financial Holding Company	*	1,550	4,898
FMC Corporation		1,938	148,354
Female Health Company (The)	*†	4,532	6,979
Georgia Gulf Corporation		1,719	33,194
HB Fuller Company		3,410	88,046
Huntsman Corporation	*	4,348	82,482
Landec Corporation	*	3,037	32,678
LSB Industries, Inc.	*†	1,412	16,351
Lubrizol Corporation		3,430	171,946
Lyondell Chemical Company		11,121	284,364
MacDermid, Inc.		1,457	49,684
Minerals Technologies, Inc.		1,108	65,139
Mosaic Company (The)	*	6,930	148,025
Myers Industries, Inc.		1,717	26,888
Nalco Holding Company	*	5,250	107,415
NewMarket Corporation		690	40,744
NL Industries, Inc.		412	4,260
NuCo2, Inc.	*	761	18,713
Olin Corporation		3,437	56,779
OM Group, Inc.	*	1,477	66,879
Omnova Solutions, Inc.	*	3,769	17,262
Penford Corporation		786	13,598
Pharmos Corporation	*	1,375	2,530
PolyOne Corporation	*	4,683	35,122
Scotts Miracle-Gro Company (The) Class A		2,494	128,815
Sensient Technologies Corporation		2,948	72,521
Spartech Corporation		1,431	37,521
SurModics, Inc.	*†	1,185	36,877
Trex Company, Inc.	*†	732	16,755
Tronox, Inc. Class A	†	2,250	35,977
Tupperware Corporation		3,120	70,543

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
UAP Holding Corporation	†	2,160	$54,389
Unifi, Inc.	*	2,629	6,441
USEC, Inc.	*	4,047	51,478
Valhi, Inc.		741	19,251
W.R. Grace & Company	*†	3,690	73,062
Wellman, Inc.		1,669	5,324
West Pharmaceutical Services, Inc.		1,706	87,398
Westlake Chemical Corp.		800	25,104
			3,622,875
Coal—0.3%
Alliance Resource Partners, LP		1,280	44,186
Alpha Natural Resources, Inc.	*	3,220	45,821
Arch Coal, Inc.		7,556	226,907
Evergreen Energy, Inc.	*†	4,470	44,208
Foundation Coal Holdings, Inc.		2,120	67,331
International Coal Group, Inc.	*†	7,310	39,839
James River Coal Company	*†	1,950	18,096
Massey Energy Company		4,323	100,423
Natural Resource Partners, LP		700	40,565
Penn Virginia Resource Partners, LP		1,440	37,454
Westmoreland Coal Company	*	600	11,802
			676,632
Commercial Services—5.8%
Aaron Rents, Inc.	†	2,599	74,799
ABM Industries, Inc.		2,291	52,029
Accenture Ltd. Class A (Bermuda)		27,690	1,022,592
ACCO Brands Corporation	*	2,358	62,416
Administaff, Inc.	†	1,663	71,127
Advisory Board Company (The)	*	950	50,863
Advo, Inc.		1,727	56,300
Akamai Technologies, Inc.	*	7,885	418,851
Amerco, Inc.	*	547	47,594
AmeriGas Partners, LP		2,300	74,819
AMN Healthcare Services, Inc.	*	1,507	41,503
Angelica Corporation		1,241	32,018
APAC Customer Services, Inc.	*	1,972	7,395
Asset Acceptance Capital Corporation	*	728	12,245
Avis Budget Group, Inc.		4,733	102,659
BISYS Group, Inc. (The)	*	6,749	87,130
Bandag, Inc.		586	29,552
Barrett Business Services, Inc.		1,740	40,751
BearingPoint, Inc.	*†	10,066	79,219
Bowne & Company, Inc.		1,575	25,105
Brink’s Company (The)		2,209	141,199
Casella Waste Systems, Inc. Class A	*	2,380	29,107
CDI Corporation		711	17,704
Central Parking Corporation	†	846	15,228
Cenveo, Inc.	*	2,792	59,190
Chemed Corporation		1,472	54,435
Clean Harbors, Inc.	*	1,010	48,894
Coinmach Service Corporation Class A		1,800	21,420
Coinstar, Inc.	*	1,075	32,863
Comfort Systems USA, Inc.		2,180	27,555
Consolidated Graphics, Inc.	*	777	45,897
Cornell Companies, Inc.	*	1,730	31,572
Corporate Executive Board Company	†	1,974	173,120
Corrections Corporation of America	*	2,955	133,655
Courier Corporation		816	31,800
CRA International, Inc.	*	836	43,806
Cytyc Corporation	*	5,941	168,130

Daktronics, Inc.		2,300	$84,755
Diamond Management & Technology Consultants, Inc.		1,432	17,814
Digitas, Inc.	*	5,372	72,039
Dollar Thrifty Automotive Group, Inc.	*	1,428	65,131
Dun & Bradstreet Company	*	3,130	259,133
EGL, Inc.	*	1,862	55,450
Edgewater Technology, Inc.	*	1,533	9,367
eFunds Corporation	*	2,250	61,875
Ennis Business Forms, Inc.		2,217	54,228
EPIQ Systems, Inc.	*†	725	12,303
eResearch Technology, Inc.	*†	2,056	13,837
Escala Group, Inc.	*†	952	7,321
Essex Corp.	*	900	21,519
Exponent, Inc.	*	760	14,182
First Advantage Corporation Class A	*	630	14,465
First Aviation Services, Inc.	*	1,818	6,545
First Consulting Group, Inc.	*	3,067	42,202
Forrester Research, Inc.	*	963	26,107
FTI Consulting, Inc.	*†	2,345	65,402
G&K Services, Inc. Class A		1,008	39,201
Geo Group, Inc. (The)	*	1,228	46,075
Gevity HR, Inc.		1,764	41,789
Greenfield Online, Inc.	*	955	13,656
H&E Equipment Services, Inc.	*	1,490	36,907
Harris Interactive, Inc.	*	2,730	13,759
Healthcare Services Group, Inc.		1,991	57,659
Heidrick & Struggles International, Inc.	*	866	36,684
Hewitt Associates, Inc. Class A	*	5,202	133,951
Hudson Highland Group, Inc.	*	1,880	31,358
Icos Corporation	*	2,929	98,971
I-many, Inc.	*	952	1,571
Inergy, LP		2,474	73,750
Internet Capital Group, Inc.	*	1,769	18,150
inVentiv Health, Inc.	*	2,050	72,467
Ipass, Inc.	*†	2,180	12,818
Iron Mountain, Inc.	*	5,900	243,906
Jackson Hewitt Tax Service, Inc.		1,730	58,768
Jacobs Engineering Group, Inc.	*	3,129	255,139
John H. Harland Company		1,722	86,444
Kelly Services, Inc. Class A		1,173	33,947
Kforce.com, Inc.	*	3,398	41,354
Korn Ferry International	*†	2,475	56,826
Labor Ready, Inc.	*	3,035	55,632
Landauer, Inc.		599	31,430
Lazare Kaplan International	*	1,140	11,343
LECG Corporation	*	884	16,336
Lionbridge Technologies, Inc.	*	2,495	16,068
LoJack Corporation	*	1,880	32,110
Macquarie Infrastructure Company Trust		1,650	58,542
Magellan Health Services, Inc.	*	1,990	86,008
Management Network Group, Inc.	*	1,600	2,400
Manpower, Inc.		4,504	337,485
MasterCard, Inc. Class A	†	3,176	312,804
Maximus, Inc.		1,052	32,381
Medical Staffing Network Holdings, Inc.	*	1,686	9,897
Metal Management, Inc.		1,220	46,177
Midas, Inc.	*	1,278	29,394
Millennium Cell, Inc.	*†	1,700	1,598
Mobile Mini, Inc.	*	1,880	50,647
MoneyGram International, Inc.		4,671	146,483
Monro Muffler, Inc.		1,090	38,259
MPS Group, Inc.	*	5,227	74,119

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
MTC Technologies, Inc.	*	620	$14,601
National Research Corporation		1,250	28,575
Navigant Consulting, Inc.	*†	2,314	45,725
NetRatings, Inc.	*	1,164	20,382
Omnicell, Inc.	*	1,584	29,510
On Assignment, Inc.	*	3,093	36,343
Online Resources Corporation	*	2,780	28,384
Opsware, Inc.	*†	5,790	51,068
Overland Storage, Inc.	*	1,282	5,769
PDI, Inc.	*	703	7,135
Pegasystems, Inc.		2,142	21,142
Perma-Fix Environmental Services	*	5,502	12,765
Per-Se Technologies, Inc.	*†	1,658	46,059
Pfsweb, Inc.	*	5,683	6,251
PHH Corporation	*	3,080	88,920
Portfolio Recovery Associates, Inc.	*†	884	41,274
Possis Medical, Inc.	*	1,278	17,227
PRA International	*	1,380	34,873
Pre-Paid Legal Services, Inc.	*†	780	30,521
Presstek, Inc.	*	2,015	12,815
Quanta Services, Inc.	*†	5,753	113,162
RCM Technologies, Inc.	*	1,593	9,542
Regis Corporation		2,208	87,304
Rent-A-Center, Inc.	*†	3,369	99,419
Republic Services, Inc.		5,800	235,886
Resources Connection, Inc.	*	2,702	86,032
Rewards Network, Inc.	*	3,328	23,130
Rollins, Inc.		1,702	37,631
SAIC Inc.	*†	3,565	63,421
Service Corporation International		14,563	149,271
ServiceMaster Company (The)		14,937	195,824
Shaw Group, Inc. (The)	*	3,742	125,357
Sitel Corporation	*	2,384	10,060
Sotheby’s Holdings, Inc. Class A		3,323	103,079
Spherion Corporation	*	2,689	19,979
Standard Register Company (The)		1,650	19,800
StarTek, Inc.		1,875	25,387
Steiner Leisure, Ltd. (Bahama Islands)	*	990	45,045
Stericycle, Inc.	*	2,219	167,534
SupportSoft, Inc.	*	2,202	12,067
Synagro Technologies, Inc.		3,224	14,250
Tejon Ranch Company	*†	763	42,606
TeleTech Holdings, Inc.	*	2,499	59,676
Tetra Tech, Inc.	*	3,204	57,960
TRC Companies, Inc.	*	998	8,613
TRM Corporation	*	780	1,669
United Rentals, Inc.	*†	3,294	83,766
Universal Compression Holdings, Inc.	*	1,483	92,109
URS Corporation	*	2,652	113,638
Valassis Communications, Inc.	*	2,737	39,686
Varsity Group, Inc.	*	2,748	4,864
Vertrue, Inc.	*†	749	28,769
Viad Corporation		1,307	53,064
Volt Information Sciences, Inc.	*	834	41,875
Washington Group International, Inc.	*	1,380	82,510
Waste Connections, Inc.	*	2,570	106,783
Waste Industries USA, Inc.		1,297	39,584
Watson Wyatt Worldwide Inc.		2,160	97,524
Weight Watchers International, Inc.		2,447	128,541
Westaff, Inc.	*	942	5,172

Wind River Systems, Inc.	*†	4,106	$42,086
World Fuel Services Corporation		1,832	81,451
Wright Express Corporation	*	1,900	59,223
Xanser Corporation	*	4,100	19,926
			10,776,094
Communications—2.0%
Ace*Comm Corporation	*	3,033	3,791
AltiGen Communications, Inc.	*	4,110	6,699
American Tower Corporation Class A	*	21,655	807,298
Anadigics, Inc.	*†	3,457	30,629
Andrew Corporation	*†	8,267	84,571
Applied Innovation, Inc.	*	500	1,605
Applied Signal Technology, Inc.		858	12,063
Arris Group, Inc.	*	5,807	72,646
Avici Systems, Inc.	*†	3,392	26,288
Avistar Communications Corporation	*	774	1,393
Blonder Tongue Laboratories	*	2,285	3,884
Broadwing Corporation	*	3,078	48,078
CalAmp Corporation	*	1,650	13,926
Carrier Access Corporation	*	1,178	7,728
C-COR.net Corporation	*	4,848	54,007
Centillium Communications, Inc.	*	1,589	3,400
Checkpoint Systems, Inc.	*	2,042	41,248
Comtech Telecommunications	*	1,350	51,394
Crown Castle International Corporation	*	10,784	348,323
CT Communications, Inc.		1,105	25,327
Cubic Corporation		1,262	27,385
Ditech Networks, Inc.	*	3,980	27,542
EndWave Corporation	*	912	9,877
Foundry Networks, Inc.	*	6,611	99,033
Glenayre Technologies, Inc.	*	5,333	13,599
Harmonic, Inc.	*	5,690	41,366
Harris Corporation		6,650	304,969
Hungarian Telephone & Cable Corporation	*	712	10,751
ID Systems, Inc.	*†	1,146	21,568
Integrated Telecom Express, Inc.	‡d	1,103	—
InterDigital Communications Corporation	*†	3,103	104,106
Inter-Tel, Inc.		1,334	29,561
InterVoice, Inc.	*	4,035	30,908
Intraware, Inc.	*	783	5,129
Loral Space & Communications, Ltd. (Bermuda)	*	660	26,875
McData Corporation Class A	*	8,674	48,141
Mindspeed Technologies, Inc.	*	4,010	7,659
NMS Communications Corporation	*	3,530	7,236
On2 Technologies, Inc.	*	4,620	5,544
Openwave Systems, Inc.	*	4,311	39,791
Plantronics, Inc.		2,366	50,159
Polycom, Inc.	*	4,658	143,979
Powerwave Technologies, Inc.	*	5,514	35,565
Premiere Global Services, Inc.	*	3,644	34,399
Radyne Corporation	*	1,100	11,814
SBA Communications Corporation	*	4,940	135,850
SeaChange International, Inc.	*	3,359	34,329
Sirius Satellite Radio, Inc.	*†	63,179	223,654
Socket Communications, Inc.	*	1,300	1,456
Sonus Networks, Inc.	*	12,770	84,154
Spectralink Corporation	*	1,133	9,744
Standard Microsystems Corporation	*	1,446	40,459

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Stratex Networks, Inc.	*	6,040	$29,173
Symmetricom, Inc.	*	2,040	18,197
Syntax-Brillian Corporation	*†	4,531	38,921
Tekelec	*	3,640	53,981
TeleCorp PCS, Inc.	‡	5,508	—
Terremark Worldwide, Inc.	*	3,200	21,504
Tollgrade Communications, Inc.	*	601	6,353
Tut Systems, Inc.	*	1,414	1,584
Ulticom, Inc.	*	1,583	15,181
Universal Security Instruments, Inc.	*	266	7,432
Utstarcom, Inc.	*†	4,666	40,827
Verso Technologies, Inc.	*	1,619	1,861
Viasat, Inc.	*	1,190	35,474
Westell Technologies, Inc. Class A	*	3,671	9,177
XM Satellite Radio Holdings, Inc. Class A	*†	13,431	194,078
Zhone Technologies, Inc.	*	3,916	5,130
Zix Corporation	*	1,016	1,209
Zoom Telephonics, Inc.	*	2,712	3,037
			3,794,019
Computer Software & Processing—5.1%
3D Systems Corporation	*†	1,159	18,498
Acacia Research—Acacia Technologies	*	1,430	19,133
ActivIdentity Corporation	*	5,830	29,558
Activision, Inc.	*†	14,911	257,066
Actuate Corporation	*	6,674	39,644
Acxiom Corporation		3,561	91,340
Advent Software, Inc.	*†	951	33,561
Agile Software Corporation	*	2,087	12,835
Alliance Data Systems Corporation	*	3,346	209,025
Altiris, Inc.	*	975	24,745
American Access Technologies, Inc.	*	1,400	1,274
American Software, Inc. Class A		1,950	13,513
AMICAS, Inc.	*	2,496	7,338
answerthink, Inc.	*	2,851	8,781
Ansys, Inc.	*	1,688	73,411
Applied Digital Solutions, Inc.	*†	4,675	8,462
Applix, Inc.	*	4,341	49,270
Arbitron, Inc.		1,628	70,720
Ariba, Inc.	*	4,717	36,510
Art Technology Group, Inc.	*	8,335	19,421
Aspen Technology, Inc.	*†	2,980	32,840
At Road, Inc.	*	1,948	14,220
Audible, Inc.	*	1,213	9,619
Autobytel, Inc.	*	4,755	16,642
Avocent Corporation	*	2,877	97,386
BEA Systems, Inc.	*	20,912	263,073
Bankrate, Inc.	*†	1,084	41,138
Blackbaud, Inc.		2,265	58,890
Blue Coat Systems, Inc.	*	467	11,185
Borland Software Corporation	*	2,936	15,972
Bottomline Technologies, Inc.	*	1,490	17,060
Brady Corporation Class A		2,304	85,893
CMGI, Inc.	*	15,258	20,446
CNET Networks, Inc.	*†	8,481	77,092
CSG Systems International, Inc.	*	2,623	70,113
CACI International, Inc. Class A	*	1,719	97,123
Cadence Design Systems, Inc.	*†	14,776	264,638
Callidus Software, Inc.	*	173	1,090
Captaris, Inc.	*	3,554	27,615
Carreker Corporation	*	1,681	12,843

Ceridian Corporation	*	7,517	$210,326
Cerner Corporation	*†	3,047	138,638
Checkfree Corporation	*†	3,707	148,873
Choicepoint, Inc.	*	4,713	185,598
Chordiant Software, Inc.	*	4,649	15,388
Ciber, Inc.	*	2,445	16,577
Clinical Data, Inc.	*	1,332	21,379
Cogent Communications Group, Inc.	*	1,499	24,314
Cogent, Inc.	*†	1,940	21,359
Cognex Corporation		2,024	48,212
Computer Horizons Corporation	*	1,347	6,088
Concur Technologies, Inc.	*†	2,083	33,411
Corillian Corporation	*	1,472	5,549
CoStar Group, Inc.	*†	1,140	61,058
Covansys Corporation	*	1,478	33,920
Cybersource Corporation	*	1,281	14,117
DST Systems, Inc.	*†	2,678	167,723
Deluxe Corporation		2,710	68,292
Dendrite International, Inc.	*	3,237	34,668
Digital Insight Corporation	*	1,983	76,326
Digital River, Inc.	*	1,977	110,297
DocuCorp International, Inc.	*	1,429	14,547
Earthlink, Inc.	*	5,814	41,279
ebix.com, Inc.	*	1,755	49,052
Echelon Corporation	*†	1,770	14,160
Eclipsys Corporation	*†	2,677	55,039
eCollege.com, Inc.	*†	635	9,938
Electro Rent Corporation	*	951	15,882
Electronics for Imaging	*	2,859	75,992
Embarcadero Technologies, Inc.	*	1,253	7,668
Emdeon Corporation	*†	14,620	181,142
Entrust Technologies, Inc.	*	7,470	31,897
Epicor Software Corporation	*	3,383	45,704
ePresence, Inc.	‡d	1,173	—
eSpeed, Inc. Class A	*	3,650	31,864
Evolving Systems, Inc.	*	1,054	1,233
F5 Networks, Inc.	*	2,022	150,053
Factset Research Systems, Inc.		1,911	107,933
Fair Isaac Corporation		3,219	130,852
FalconStor Software, Inc.	*	1,374	11,885
Gartner Group, Inc. Class A	*	4,089	80,921
Gerber Scientific, Inc.	*	1,608	20,196
Hypercom Corporation	*	4,002	25,413
Hyperion Solutions Corporation	*	3,084	110,839
iGate Capital Corporation	*	2,997	20,619
IHS, Inc.—Class A	*	1,490	58,825
Imergent, Inc.	*†	1,043	29,872
Infocrossing, Inc.	*†	2,480	40,424
Informatica Corporation	*	4,842	59,121
Inforte Corporation	*	1,897	7,095
Infospace, Inc.	*	1,323	27,135
InfoUSA, Inc.		2,708	32,252
Innovative Solutions & Support, Inc.	*†	1,200	20,436
Integral Systems, Inc.		631	14,620
Interactive Data Corporation		2,351	56,518
Interactive Intelligence, Inc.	*	950	21,299
Internap Network Services Corporation	*†	2,279	45,284
Intersections, Inc.	*	1,900	20,064
Interwoven, Inc.	*	1,909	28,005
JDA Software Group, Inc.	*	1,257	17,309
Jack Henry & Associates, Inc.		4,391	93,967
Kanbay International, Inc.	*	1,790	51,498
Keane, Inc.	*	2,632	31,347
Keynote Systems, Inc.	*	1,400	14,840
Knot, Inc. (The)	*†	1,493	39,176

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Kronos, Inc.	*	1,633	$59,996
Lawson Software, Inc.	*	6,650	49,143
LivePerson, Inc.	*	3,334	17,437
Looksmart	*	4,010	17,885
Magma Design Automation, Inc.	*	3,929	35,086
Manhattan Associates, Inc.	*	1,346	40,488
Mantech International Corporation Class A	*	1,168	43,017
Mapinfo Corporation	*	2,322	30,302
McAfee, Inc.	*	8,336	236,576
Mediware Information Systems	*	1,089	9,104
Mentor Graphics Corporation	*	4,245	76,537
MicroStrategy, Inc. Class A	*†	544	62,021
MIVA, Inc.	*	6,581	22,310
Mobius Management Systems, Inc.	*	878	5,839
Move, Inc.	*	7,363	40,570
Napster, Inc.	*	6,796	24,669
National Instruments Corporation		2,955	80,494
Navisite, Inc.	*†	3,725	25,963
NAVTEQ Corporation	*†	4,860	169,954
Neoware Inc.	*	2,220	29,326
NetFlix, Inc.	*†	3,659	94,622
Netscout Systems, Inc.	*	1,250	10,375
Netsmart Technologies, Inc.	*	506	8,217
NIC, Inc.	*	2,450	12,176
NVE Corporation	*†	771	23,685
Open Solutions, Inc.	*	883	33,236
Packeteer, Inc.	*	1,900	25,840
Parametric Technology Corporation	*	5,713	102,948
PDF Solutions, Inc.	*	974	14,074
Perficient, Inc.	*	1,080	17,723
Perot Systems Corporation Class A	*	4,359	71,444
Phoenix Technologies Ltd.	*	1,238	5,571
Plato Learning, Inc.	*	1,826	9,879
Progress Software Corporation	*	1,803	50,358
QAD, Inc.		1,363	11,436
Quality Systems, Inc.		768	28,623
Quest Software, Inc.	*†	2,548	37,328
Radiant Systems, Inc.	*	1,019	10,638
Radisys Corporation	*	961	16,020
RealNetworks, Inc.	*	5,844	63,933
Red Hat, Inc.	*†	10,392	239,016
Renaissance Learning, Inc.		1,354	24,006
S1 Corporation	*	2,637	14,530
Saba Software, Inc.	*	1,576	9,818
SafeNet, Inc.	*	1,099	26,310
Salesforce.com, Inc.	*	4,270	155,641
Sapient Corporation	*†	4,601	25,259
Scientific Learning Corporation	*	3,146	17,272
SCO Group, Inc. (The)	*†	998	1,128
Secure Computing Corporation	*	3,114	20,428
Sonic Foundry, Inc.	*	1,200	5,640
SonicWall, Inc.	*	2,442	20,562
Source Interlink Companies, Inc.	*	1,650	13,464
SPSS, Inc.	*	1,231	37,016
SRA International, Inc. Class A	*	2,136	57,117
Stratasys, Inc.	*†	981	30,813
SumTotal Systems, Inc.	*	1,899	11,489
Sybase, Inc.	*	4,546	112,286
Sykes Enterprises, Inc.	*	1,424	25,119
SYNNEX Corporation	*	1,034	22,686
Synopsys, Inc.	*	7,202	192,509
Synplicity, Inc.	*	1,050	6,573
Syntel, Inc.		854	22,887

Take-Two Interactive Software, Inc.	*†	3,244	$57,613
Talx Corporation		1,671	45,869
Technology Solutions Company	*	108	744
THQ, Inc.	*†	2,929	95,251
3Com Corporation	*	21,442	88,127
TIBCO Software, Inc.	*	10,477	98,903
Total System Services, Inc.	†	2,202	58,111
Tradestation Group, Inc.	*	1,691	23,251
Transaction Systems Architects, Inc. Class A	*	1,859	60,548
Trizetto Group, Inc.	*†	2,710	49,783
Tumbleweed Communications Corporation	*	2,952	7,764
Ultimate Software Group, Inc.	*	1,243	28,912
United Online, Inc.	†	4,189	55,630
Vasco Data Security International, Inc.	*	1,245	14,753
Verint Systems, Inc.	*	652	22,351
Versant Corporation	*	330	4,495
Viewpoint Corporation	*	1,141	765
Vignette Corporation	*	1,259	21,491
Vitria Technology, Inc.	*	1,150	3,093
Wave Systems Corporation Class A	*†	1,004	2,580
WebEx Communications, Inc.	*	2,253	78,607
WebMD Health Corporation Class A	*†	510	20,410
Webmethods, Inc.	*	2,154	15,853
Websense, Inc.	*	2,638	60,226
Witness Systems, Inc.	*	1,610	28,223
XETA Technologies, Inc.	*	1,947	6,114
			9,410,170
Computers & Information—1.8%
Authentidate Holding Corporation	*	1,023	1,637
Black Box Corporation		866	36,363
Brocade Communications Systems, Inc.	*	15,188	124,693
CDW Corporation		2,933	206,249
Ciprico, Inc.	*	1,658	10,031
Cirrus Logic, Inc.	*	5,397	37,131
Concurrent Computer Corporation	*	7,592	13,742
Cray, Inc.	*	2,314	27,490
Dataram Corporation		1,175	4,923
Datawatch Corporation	*	3,500	9,135
Diebold, Inc.	†	3,530	164,498
Digi International, Inc.	*	2,517	34,709
Dot Hill Systems Corporation	*	3,866	15,193
Emulex Corporation	*	4,279	83,483
Extreme Networks, Inc.	*	4,492	18,821
Focus Enhancements, Inc.	*	5,319	8,298
Global Imaging Systems, Inc.	*	2,972	65,235
Global Payment Technologies, Inc.	*	1,270	1,778
Ikon Office Solutions, Inc.		5,770	94,455
InFocus Corporation	*	1,636	4,368
Ingram Micro, Inc. Class A	*	6,771	138,196
Insight Enterprises, Inc.	*	2,944	55,553
Iomega Corporation	*	7,475	26,387
Iteris, Inc.	*	4,264	10,234
Komag, Inc.	*†	1,680	63,638
MTI Technology Corporation	*	3,844	2,883
Merge Technologies, Inc.	*	4,320	28,339
Micros Systems, Inc.	*	2,146	113,094
MTM Technologies, Inc.	*	500	770
Navarre Corporation	*†	1,460	5,811

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Netgear, Inc.	*	2,027	$53,209
Network Engines, Inc.	*	1,330	3,458
Nuance Communications, Inc.	*†	7,693	88,162
Palm, Inc.	*†	4,614	65,011
Paxar Corporation	*	1,972	45,474
Performance Technologies, Inc.	*	794	4,756
Planar Systems, Inc.	*	1,786	17,271
Precis, Inc.	*	3,538	7,076
ProQuest Company	*	1,673	17,483
Quantum Corporation	*	10,382	24,086
Rackable Systems, Inc.	*†	1,470	45,526
Safeguard Scientifics, Inc.	*	4,074	9,859
ScanSource, Inc.	*	1,126	34,230
Scientific Games Corporation Class A	*	3,568	107,861
SCM Microsystems, Inc.	*	1,494	4,706
Seagate Technology (Cayman Islands)		27,972	741,258
Sigma Designs, Inc.	*†	1,590	40,465
SimpleTech, Inc.	*	578	7,329
Tech Data Corporation	*	2,708	102,552
TransAct Technologies, Inc.	*	889	7,352
VA Software Corporation	*	6,619	33,294
VeriFone Holdings, Inc.	*	2,620	92,748
VitalStream Holdings, Inc.	*	250	2,510
Wayside Technology Group, Inc.	†	1,787	27,019
Web.com, Inc.	*	706	2,958
Western Digital Corporation	*	11,615	237,643
Zebra Technologies Corporation Class A	*	3,669	127,645
			3,358,078
Containers & Packaging—0.4%
Crown Holdings, Inc.	*	9,065	189,640
Greif, Inc. Class A		826	97,798
Libbey, Inc.		2,250	27,765
Owens-IIlinois, Inc.	*	7,935	146,401
Silgan Holdings, Inc.		1,454	63,860
Sonoco Products Company		5,044	191,975
			717,439
Cosmetics & Personal Care—0.1%
1-800 Contacts, Inc.	*	502	8,188
Alberto-Culver Company		4,170	89,446
Chattem, Inc.	*†	873	43,720
Elizabeth Arden, Inc.	*	1,677	31,947
Quaker Chemical Corporation		1,303	28,757
Stepan Company		1,197	37,909
			239,967
Education—0.4%
Ambassadors Group, Inc.		1,380	41,883
Ambassadors International, Inc.		524	23,905
Career Education Corporation	*	4,628	114,682
Corinthian Colleges, Inc.	*	4,426	60,326
DeVry, Inc.		2,980	83,440
INVESTools, Inc.	*	2,950	40,680
ITT Educational Services, Inc.	*	2,090	138,713
Laureate Education, Inc.	*	2,276	110,682
Learning Tree International, Inc.	*	766	6,810
Princeton Review, Inc.	*	2,409	12,720
Strayer Education, Inc.		851	90,249
Universal Technical Institute, Inc.	*†	1,609	35,736
			759,826

Electric Utilities—2.7%
Allete, Inc.		1,430	$66,552
Alliant Energy Corporation		5,771	217,971
Aquila, Inc.	*	18,185	85,469
Avista Corporation		2,579	65,274
Black Hills Corporation		1,564	57,774
Central Vermont Public Service Corporation		541	12,741
CH Energy Group, Inc.		1,074	56,707
Cleco Corporation		2,830	71,401
DPL, Inc.		5,647	156,874
Duquesne Light Holdings, Inc.		4,679	92,878
EL Paso Electric Company	*	2,458	59,901
Empire District Electric Company (The)		2,088	51,553
Energy East Corporation		7,469	185,231
Great Plains Energy, Inc.	†	3,878	123,320
Green Mountain Power Corporation		1,312	44,464
Hawaiian Electric Industries, Inc.		3,786	102,790
Idacorp, Inc.		1,965	75,947
ITC Holdings Corp.		1,360	54,264
MGE Energy, Inc.		1,510	55,236
Mirant Corporation	*	12,868	406,243
Northeast Utilities		7,591	213,763
NorthWestern Corporation		1,830	64,745
NRG Energy, Inc.	*†	6,842	383,220
NSTAR		5,336	183,345
OGE Energy Corporation		4,865	194,600
Otter Tail Corporation		1,726	53,782
Pepco Holdings, Inc.		9,387	244,156
Plug Power, Inc.	*	2,705	10,522
PNM Resources, Inc.		3,109	96,690
Portland General Electric Company		1,400	38,150
Puget Energy, Inc.		5,589	141,737
Reliant Energy, Inc.	*	16,830	239,154
SCANA Corporation		5,122	208,056
Sierra Pacific Resources	*	10,465	176,126
UIL Holdings Corporation		1,516	63,960
Unisource Energy Corporation		2,031	74,192
Unitil Corporation		1,000	25,350
Westar Energy, Inc.		4,853	125,984
Wisconsin Energy Corporation		5,655	268,386
WPS Resources Corporation		2,062	111,410
			4,959,918
Electrical Equipment—1.1%
Active Power, Inc.	*	3,953	10,357
Acuity Brands, Inc.		2,413	125,573
Aeroflex, Inc.	*	3,001	35,172
Ametek, Inc.		5,419	172,541
AZZ, Inc.	*	1,032	52,838
Baldor Electric Company		1,338	44,716
BSML, Inc.	*	1,080	1,879
C&D Technologies, Inc.	†	5,424	25,710
Capstone Turbine Corporation	*†	7,050	8,671
Cataytica Energy Systems, Inc.	*	853	1,766
Distributed Energy Systems Corporation	*	3,757	13,525
Electro Scientific Industries, Inc.	*	1,422	28,639
Energizer Holdings, Inc.	*	2,934	208,285
Energy Conversion Devices, Inc.	*†	1,852	62,931
Evans & Sutherland Computer Corporation	*	1,883	7,965
Franklin Electric Company, Inc.		902	46,354
FuelCell Energy, Inc.	*†	1,939	12,526
Genlyte Group, Inc.	*	1,382	107,948
GrafTech International Ltd.	*	7,538	52,163

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Greatbatch, Inc.	*	942	$25,359
Hexcel Corporation	*†	5,390	93,840
Lamson & Sessions Company (The)	*†	970	23,532
Lincoln Electric Holdings, Inc.		1,907	115,221
Littelfuse, Inc.	*	879	28,023
LSI Industries, Inc.		1,084	21,517
Medis Technologies Ltd.	*†	1,815	31,635
Moog, Inc. Class A	*	1,977	75,502
Powell Industries, Inc.	*	1,046	33,022
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,810	4,496
Regal-Beloit Corporation		1,703	89,425
Servotronics, Inc.	*	705	5,883
Spectrum Brands, Inc.	*†	1,891	20,612
Superconductor Technologies	*	208	368
Tech/Ops Sevcon, Inc.		720	5,688
Teleflex, Inc.		1,922	124,084
Thomas & Betts Corporation	*	3,090	146,095
Trans-Lux Corporation		867	6,841
Ultralife Batteries, Inc.	*†	767	8,445
Universal Display Corporation	*†	1,350	20,263
Universal Electronics, Inc.	*	1,589	33,401
Valence Technology, Inc.	*†	4,773	7,875
Vicor Corporation		1,381	15,343
			1,956,029
Electronics—4.2%
8X8, Inc.	*	3,049	3,567
AVX Corporation	†	2,510	37,123
Actel Corporation	*	1,140	20,702
Adaptec, Inc.	*	7,841	36,539
Advanced Energy Industries, Inc.	*	2,649	49,987
Agere Systems, Inc.	*	8,346	159,993
Agilysys, Inc.		1,336	22,365
Alliance Fiber Optic Products, Inc.	*	4,818	9,732
American Superconductor Corporation	*†	2,707	26,556
AMIS Holdings, Inc.	*	1,550	16,383
Amkor Technology, Inc.	*†	7,212	67,360
Amphenol Corporation Class A		4,578	284,202
Anaren, Inc.	*	813	14,439
Anixter International, Inc.	*	1,724	93,613
Applied Micro Circuits Corporation	*	16,100	57,316
Arrow Electronics, Inc.	*	6,275	197,976
Atheros Communications, Inc.	*	2,811	59,931
Atmel Corporation	*	23,229	140,535
ATMI, Inc.	*†	2,219	67,746
Avanex Corporation	*	5,031	9,509
Avnet, Inc.	*†	7,439	189,918
AXT, Inc.	*	946	4,465
Barnes Group, Inc.		2,480	53,940
Bel Fuse, Inc. Class A		546	16,473
Belden CDT, Inc.		2,329	91,041
Benchmark Electronics, Inc.	*†	3,196	77,855
California Micro Devices Corporation	*	2,476	10,845
Caliper Life Sciences, Inc.	*	3,187	18,230
Catalyst Semiconductor, Inc.	*	2,416	8,311
Catapult Communications Corporation	*	750	6,735
Ceradyne, Inc.	*†	1,374	77,631
Ceva, Inc.	*	692	4,477
Concord Camera Corporation	*	572	2,574

Conexant Systems, Inc.	*	25,531	$52,083
Cree, Inc.	*†	4,087	70,787
CTS Corporation		1,580	24,806
Cymer, Inc.	*	1,929	84,780
Cypress Semiconductor Corporation	*†	7,187	121,245
DRS Technologies, Inc.		2,209	116,370
Dolby Laboratories, Inc. Class A	*	1,500	46,530
DSP Group, Inc.	*	1,884	40,883
EDO Corporation	†	1,198	28,441
Emcor Group, Inc.	*	1,704	96,872
Emcore Corporation	*	2,929	16,197
EMS Technologies, Inc.	*	960	19,229
ESCO Technologies, Inc.	*	1,224	55,619
ESS Technology	*	1,759	1,812
Esterline Technologies Corporation	*	1,449	58,293
Evergreen Solar, Inc.	*†	2,410	18,244
Exar Corporation	*	1,759	22,867
Fairchild Semiconductor International, Inc.	*	6,664	112,022
Finisar Corporation	*†	14,726	47,565
Flir Systems, Inc.	*†	3,204	101,983
FSI International, Inc.	*	4,280	22,556
Garmin Ltd. (Cayman Islands)	†	5,773	321,325
Genesis Microchip, Inc.	*	3,330	33,766
HEI, Inc.	*	1,050	1,585
Herley Industries, Inc.	*	1,550	25,094
HI/FN, Inc.	*	1,882	10,050
Hutchinson Technology, Inc.	*†	1,150	27,105
Imation Corporation		1,665	77,306
Innovex, Inc.	*	1,922	3,344
Integrated Device Technology, Inc.	*	10,714	165,853
Integrated Silicon Solutions, Inc.	*	2,930	16,847
International Rectifier Corporation	*	3,821	147,223
Intersil Corporation Class A		7,024	168,014
IXYS Corporation	*	1,330	11,837
Kemet Corporation	*	5,278	38,529
KVH Industries, Inc.	*	1,286	13,644
LaBarge, Inc.	*	950	12,758
Lattice Semiconductor Corporation	*	7,425	48,114
Lightpath Technologies, Inc. Class A	*†	1,527	7,207
MIPS Technologies, Inc. Class A	*	5,359	44,480
MRV Communications, Inc.	*	4,568	16,171
Magnetek, Inc.	*	4,586	25,911
Marvell Technology Group Ltd. (Bermuda)	*†	23,510	451,157
Mattson Technology, Inc.	*	4,081	38,035
Maxwell Technologies, Inc.	*†	1,371	19,125
MEMC Electronics Materials, Inc.	*	9,022	353,121
Mercury Computer Systems, Inc.	*	963	12,866
Merix Corporation	*	2,175	20,206
Methode Electronics, Inc.		1,384	14,989
Micrel, Inc.	*	3,731	40,220
Microchip Technology, Inc.		10,890	356,103
Microsemi Corporation	*	3,244	63,745
Mobility Electronics, Inc.	*	2,804	9,393
Moscow CableCom Corporation	*	1,900	20,102
MoSys, Inc.	*	1,252	11,581
Nashua Corporation	*	1,542	12,907
Nu Horizons Electronics Corporaton	*	1,208	12,430
Omnivision Technologies, Inc.	*†	2,994	40,868
ON Semiconductor Corporation	*†	7,997	60,537
Oplink Communications, Inc.	*	1,808	37,172

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Optelecom, Inc.	*†	819	$8,591
OSI Systems, Inc.	*†	867	18,146
Park Electrochemical Corporation		1,087	27,882
Pericom Semiconductor Corporation	*	2,254	25,853
Photronics, Inc.	*	1,989	32,500
Pixelworks, Inc.	*	2,467	5,649
Plexus Corporation	*	2,384	56,930
PLX Technology, Inc.	*	2,950	38,468
Power-One, Inc.	*	3,500	25,480
Quicklogic Corporation	*	4,080	12,118
RF Micro Devices, Inc.	*	11,167	75,824
Rambus, Inc.	*	5,001	94,669
Raven Industries, Inc.		800	21,440
Research Frontiers, Inc.	*†	752	4,113
Rogers Corporation	*	803	47,497
Semtech Corporation	*	3,600	47,052
Sigmatel, Inc.	*	4,938	21,628
Sigmatron International, Inc.	*	283	2,604
Silicon Image, Inc.	*	4,319	54,938
Silicon Laboratories, Inc.	*†	2,865	99,272
Silicon Storage Technology, Inc.	*	3,794	17,111
Sirenza Microdevices, Inc.	*	1,775	13,951
Sirf Technology Holdings, Inc.	*†	2,870	73,242
Skyworks Solutions, Inc.	*	9,613	68,060
Sonic Solutions, Inc.	*†	1,810	29,503
Spansion LLC Class A	*	4,050	60,183
Spectrum Control, Inc.	*	1,195	11,615
Spire Corporation	*†	210	1,739
Stratos International, Inc.	*	974	7,402
Sunpower Corporation Class A	*†	530	19,700
Sycamore Networks, Inc.	*	9,917	37,288
Synaptics, Inc.	*	1,058	31,412
Technitrol, Inc.		1,866	44,579
Tegal Corporation	*	312	1,931
Teledyne Technologies, Inc.	*	1,729	69,385
Terabeam, Inc.	*	2,197	4,372
Tessera Technologies, Inc.	*†	2,581	104,118
Transmeta Corporation	*	8,599	9,545
Transwitch Corporation	*	2,483	3,476
Trident Microsystems, Inc.	*	3,040	55,267
Trimble Navigation Ltd.	*	2,822	143,160
Triquint Semiconductor, Inc.	*	8,519	38,335
TTM Technologies, Inc.	*	1,640	18,581
Tvia, Inc.	*	4,026	4,308
Tyler Technologies, Inc.	*	1,886	26,517
United Industrial Corporation Ltd.	†	540	27,405
Varian Semiconductor Equipment Associates, Inc.	*	2,832	128,913
Virage Logic Corporation	*	902	8,380
Vishay Intertechnology, Inc.	*	8,954	121,237
Volterra Semiconductor Corp.	*†	760	11,400
Zoran Corporation	*	2,411	35,152
			7,835,894
Entertainment & Leisure—1.1%
Avid Technology, Inc.	*†	2,088	77,799
Bally Technologies, Inc.	*	3,012	56,264
Bally Total Fitness Holding Corporation	*†	4,467	10,944
Blockbuster, Inc. Class A	*	8,250	43,642
Callaway Golf Company		3,931	56,646
Cedar Fair, LP		2,480	68,994
Churchill Downs, Inc.		639	27,311
Discovery Holding Company Class A	*	14,930	240,224

Dover Downs Gaming & Entertainment, Inc.		1,687	$22,555
Dover Motorsports, Inc.		1,645	8,735
DreamWorks Animation SKG, Inc. Class A	*†	2,110	62,224
Gaylord Entertainment Company	*	2,203	112,199
Hollywood Media Corporation	*	1,495	6,294
Image Entertainment, Inc.	*	300	1,047
International Speedway Corporation Class A		1,980	101,059
Jakks Pacific, Inc.	*†	1,625	35,490
K2, Inc.	*	2,544	33,555
Leapfrog Enterprises, Inc.	*†	1,262	11,964
Lenox Group, Inc.	*	1,340	8,576
Life Time Fitness, Inc.	*	1,500	72,765
Live Nation, Inc.	*	3,010	67,424
Macrovision Corporation	*	2,884	81,502
Multimedia Games, Inc.	*†	2,902	27,859
National Lampoon, Inc.	*	3,300	7,392
Nautilus Group, Inc.	†	2,480	34,720
New Frontier Media, Inc.	*	2,079	19,979
Penn National Gaming, Inc.	*	3,786	157,573
Pinnacle Entertainment, Inc.	*	2,300	76,222
Pool Corporation	†	2,836	111,086
RC2 Corporation	*	1,030	45,320
Regal Entertainment Group Class A	†	3,043	64,877
Six Flags, Inc.	*†	3,814	19,985
Speedway Motorsports, Inc.		650	24,960
Steinway Musical Instruments, Inc.	*	683	21,166
Warner Music Group Corporation		2,380	54,621
Westwood One, Inc.		3,878	27,379
WMS Industries, Inc.	*†	1,850	64,491
World Wrestling Entertainment, Inc.		1,031	16,805
Youbet.com, Inc.	*	2,200	8,118
			1,989,766
Environmental—0.4%
Aetrium, Inc.	*	614	2,186
Analogic Corporation		884	49,628
Badger Meter, Inc.		880	24,376
Cohu, Inc.		859	17,317
Credence Systems Corporation	*	5,181	26,941
Dionex Corporation	*	1,031	58,468
Formfactor, Inc.	*	1,858	69,210
Frequency Electronics, Inc.		822	9,823
Itron, Inc.	*†	1,266	65,629
Ixia	*	2,330	22,368
Keithley Instruments, Inc.		2,170	28,535
LeCroy Corp.	*	600	6,906
LTX Corporation	*	2,405	13,468
MKS Instruments, Inc.	*	2,455	55,434
Measurement Specialties, Inc.	*	580	12,551
Mine Safety Appliances Company		1,445	52,959
MTS Systems Corporation		893	34,488
OI Corporation		1,600	18,240
Orbit International Corporation	*	2,812	22,946
Photon Dynamics, Inc.	*	2,009	23,485
Rudolph Technologies, Inc.	*	1,206	19,200
Therma-Wave, Inc.	*	758	902
Thermogenesis	*	4,317	18,606
Veeco Instruments, Inc.	*	1,295	24,255
White Electronic Designs Corporation	*	2,284	12,425
X-Rite, Inc.		2,441	30,024
			720,370

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Financial Services—5.5%
Accredited Home Lenders Holding Company	*	1,353	$36,910
Affiliated Managers Group	*†	1,549	162,846
AG Edwards, Inc.		4,032	255,185
AllianceBernstein Holding, LP		1,250	100,500
Ampal American Israel Corporation Class A	*	1,392	6,668
Berkshire Hathaway, Inc. Class A	*	53	5,829,470
BlackRock, Inc.	†	706	107,241
Calamos Asset Management, Inc. Class A		1,520	40,782
Cardiac Science Corp.	*	1,600	12,912
Catskill Litigation Trust	*‡d	583	—
Cbot Holdings, Inc. Class A	*†	1,865	282,492
CharterMac		2,735	58,720
Cherokee, Inc.		995	42,695
Diamond Hill Investment Group, Inc.	*	1,311	109,770
Doral Financial Corporation (Puerto Rico)		4,428	12,708
Eaton Vance Corporation		6,212	205,058
First Cash Financial Services, Inc.	*	1,260	32,596
GAMCO Investors, Inc. Class A		1,039	39,960
IntercontinentalExchange, Inc.	*	2,471	266,621
International Securities Exchange Holding Inc.	†	1,850	86,561
Investment Technology Group, Inc.	*	2,429	104,156
Jefferies Group, Inc.		5,358	143,702
Kent Financial Services, Inc.	*	2,200	5,192
Knight Capital Group, Inc. Class A	*	5,980	114,637
LaBranche & Company, Inc.	*†	2,588	25,440
Lazard, Ltd. Class A (Bermuda)	†	2,405	113,853
MarketAxess Holdings, Inc.	*	2,620	35,553
Nasdaq Stock Market Inc.	*	5,340	164,419
Navidec Financial Services, Inc.	‡d	2,120	—
NexCen Brands, Inc.	*	4,629	33,468
NTL, Inc.	†	13,710	346,040
Nuveen Investments, Inc. Class A		3,994	207,209
NYSE Group, Inc.	*†	2,680	260,496
optionsXpress Holdings, Inc.		2,070	46,968
Piper Jaffray Companies	*	1,140	74,271
Raymond James Financial, Inc.		5,156	156,278
SEI Investments Company		3,639	216,739
Siebert Financial Corporation		1,470	5,689
Stifel Financial Corporation	*	640	25,107
Superior Bancorp	†	2,915	33,056
SWS Group, Inc.		882	31,487
TD Ameritrade Holding Corporation		13,534	218,980
Value Line, Inc.		573	26,043
Waddell & Reed Financial, Inc. Class A		4,102	112,231
Westwood Holdings Group, Inc.		1,768	40,717
			10,231,426
Food Retailers—0.2%
Arden Group, Inc. Class A		260	32,191
Panera Bread Company Class A	*†	1,560	87,220
Pantry, Inc. (The)	*†	1,200	56,208
Pathmark Stores, Inc.	*	2,510	27,986
Ruddick Corporation		1,968	54,612
Weis Markets, Inc.		422	16,926
Wild Oats Markets, Inc.	*†	1,310	18,838
			293,981

Forest Products & Paper—0.4%
American Woodmark Corporation	†	800	$33,480
Bowater, Inc.	†	2,910	65,475
Buckeye Technologies, Inc.	*	2,191	26,248
Caraustar Industries, Inc.	*	1,610	13,025
Chesapeake Corporation		927	15,778
Deltic Timber Corporation		724	40,385
Glatfelter		1,741	26,985
Graphic Packaging Corporation	*	5,000	21,650
Neenah Paper, Inc.		890	31,435
Packaging Corporation of America		3,760	83,096
Playtex Products, Inc.	*	4,060	58,423
Pope & Talbot, Inc.	*†	4,095	22,400
Rock-Tenn Company Class A		1,450	39,310
Schweitzer-Mauduit International, Inc.		724	18,860
Smurfit-Stone Container Corporation	*	12,843	135,622
United Stationers, Inc.	*	1,499	69,988
Universal Forest Products, Inc.		1,040	48,485
Wausau Paper Corporation		1,903	28,526
			779,171
Health Care Providers—1.7%
Alliance Imaging, Inc.	*	1,820	12,103
Amedisys, Inc.	*	1,493	49,075
America Service Group, Inc.	*	590	9,422
American Dental Partners, Inc.	*	720	13,601
Amsurg Corporation	*†	1,455	33,465
Apria Healthcare Group, Inc.	*	2,542	67,744
Bio-Reference Labs, Inc.	*	1,000	22,490
Brookdale Senior Living, Inc.	†	3,000	144,000
Community Health Systems, Inc.	*†	4,763	173,945
Covance, Inc.	*	3,250	191,458
Cross Country Healthcare, Inc.	*	1,340	29,239
CryoLife, Inc.	*	4,037	30,883
DaVita, Inc.	*	5,301	301,521
Edwards Lifesciences Corporation	*	2,880	135,475
Enzo Biochem, Inc.	*†	1,353	19,307
Enzon Pharmaceuticals, Inc.	*	4,016	34,176
Five Star Quality Care, Inc.	*†	1,700	18,955
Genesis HealthCare Corporation	*†	975	46,049
Gentiva Health Services, Inc.	*	2,330	44,410
Healthsouth Corp.	*†	4,740	107,361
Healthways, Inc.	*†	1,822	86,928
Hooper Holmes, Inc.	*	4,139	13,700
Immunomedics, Inc.	*†	2,141	7,772
Interleukin Genetics, Inc.	*†	2,825	16,526
Kindred Healthcare, Inc.	*	2,053	51,838
LCA-Vision, Inc.	†	1,453	49,925
LifePoint Hospitals, Inc.	*	2,759	92,978
Lincare Holdings, Inc.	*	4,637	184,738
Matria Healthcare, Inc.	*†	1,270	36,487
National Healthcare Corporation		431	23,791
NovaMed, Inc.	*	1,250	9,463
Odyssey HealthCare, Inc.	*	1,593	21,123
Pediatrix Medical Group, Inc.	*	2,502	122,348
Psychemedics Corporation		902	17,364
Psychiatric Solutions, Inc.	*	3,032	113,761
RehabCare Group, Inc.	*	1,590	23,612
Sierra Health Services, Inc.	*	2,976	107,255
Sunrise Senior Living, Inc.	*	2,650	81,408
Symbion, Inc.	*	1,435	26,562
Triad Hospitals, Inc.	*	4,314	180,455
U.S. Physical Therapy, Inc.	*	610	7,473
United Surgical Partners International, Inc.	*	2,394	67,870

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Universal Health Services, Inc. Class B		2,594	$143,785
VCA Antech, Inc.	*	4,094	131,786
VistaCare, Inc. Class A	*	1,962	19,914
			3,123,541
Heavy Construction—0.5%
Blount International, Inc.	*	2,743	36,921
Foster Wheeler Ltd. (Bermuda)	*	3,660	201,812
Granite Construction, Inc.		1,890	95,105
Hovnanian Enterprises, Inc.	*†	2,128	72,139
Levitt Corporation Class A		2,063	25,251
M/I Homes, Inc.	†	611	23,334
McDermott International, Inc.	*	5,578	283,697
McGrath Rentcorp	†	1,646	50,417
Team, Inc.	*	1,190	41,448
WCI Communities, Inc.	*†	1,922	36,864
			866,988
Heavy Machinery—3.1%
Ablest, Inc.	*	850	5,517
Actuant Corporation Class A		1,281	61,040
Agco Corporation	*	4,908	151,854
Ampco-Pittsburgh Corporation		336	11,249
Applied Industrial Technologies, Inc.		2,058	54,146
Astec Industries, Inc.	*	822	28,852
ASV, Inc.	*†	1,340	21,802
Asyst Technologies, Inc.	*	3,243	23,706
Axcelis Technologies, Inc.	*	4,096	23,880
Briggs & Stratton Corporation		2,482	66,890
Brooks Automation, Inc.	*	4,415	63,576
Bucyrus International, Inc. Class A		1,845	95,497
Cameron International Corporation	*	5,623	298,300
Cascade Corporation		510	26,979
Columbus McKinnon Corporation	*	880	18,498
Curtiss-Wright Corporation		2,512	93,145
Donaldson Company, Inc.		3,870	134,328
Dresser-Rand Group, Inc.	*	2,640	64,601
Dril-Quip, Inc.	*	1,536	60,150
Dycom Industries, Inc.	*	1,866	39,410
Electroglas, Inc.	*	3,991	9,938
EnPro Industries, Inc.	*†	981	32,579
Entegris, Inc.	*	5,738	62,085
Flow International Corporation	*†	1,650	18,183
Flowserve Corporation	*	2,865	144,597
FMC Technologies, Inc.	*	3,411	210,220
Gardner Denver, Inc.	*	2,716	101,334
Goodman Global, Inc.	*	2,520	43,344
Gorman-Rupp Company		1,512	55,899
Graco, Inc.		3,574	141,602
Grant Prideco, Inc.	*	7,014	278,947
Hurco Companies, Inc.	*	750	23,835
Hydril	*	1,025	77,070
Idex Corporation		2,633	124,831
Insituform Technologies, Inc. Class A	*	2,053	53,091
Intermec, Inc.	*†	2,374	57,617
Intevac, Inc.	*	1,300	33,735
Joy Global, Inc.		6,515	314,935
Kadant, Inc.	*	722	17,602
Kaydon Corporation		1,423	56,550
Kennametal, Inc.		1,999	117,641
Knight Transportation, Inc.		3,878	66,120

Kulicke and Soffa Industries, Inc.	*	4,089	$34,348
Lam Research Corporation	*†	7,026	355,656
Layne Christensen Company	*	1,240	40,709
Lennox International, Inc.		3,657	111,941
Lindsay Corp.		516	16,847
Lufkin Industries, Inc.		810	47,045
Manitowoc Company		3,284	195,168
Matrix Service Company	*	1,379	22,202
Middleby Corporation	*†	490	51,288
Modine Manufacturing Company		1,658	41,500
NACCO Industries, Inc. Class A		310	42,346
NATCO Group, Inc. Class A	*	690	21,997
NN, Inc.		2,240	27,843
Nordson Corporation		1,522	75,841
Oil States International, Inc.	*	2,587	83,379
Paragon Technologies, Inc.	*	900	5,013
Pentair, Inc.		5,378	168,869
Robbins & Myers, Inc.	†	868	39,859
Sauer-Danfoss, Inc.		832	26,832
Semitool, Inc.	*	2,320	30,879
SPX Corporation		2,864	175,162
Standex International Corporation		724	21,814
Tecumseh Products Company Class A	*	1,703	28,781
Tennant Company		795	23,055
Timken Company		4,343	126,729
Toro Company		2,170	101,187
TurboChef Technologies, Inc.	*†	994	16,918
Ultratech, Inc.	*	972	12,131
Varian Medical Systems, Inc.	*	6,508	309,586
Watsco, Inc.		1,193	56,262
Willis Lease Finance Corporation	*	1,234	12,735
WJ Communications, Inc.	*	4,940	7,756
Woodward Governor Company		1,794	71,240
			5,788,093
Home Construction, Furnishings & Appliances—1.1%
American Technology Corporation	*†	3,686	14,449
Applica, Inc.	*	1,507	12,041
Bassett Furniture Industries, Inc.		610	9,967
Beazer Homes USA, Inc.		2,117	99,520
Brookfield Homes Corporation	†	858	32,218
Cavco Industries, Inc.	*	470	16,469
Dominion Homes, Inc.	*†	650	3,426
DTS, Inc.	*	1,605	38,825
Ethan Allen Interiors, Inc.	†	1,551	56,007
Fossil, Inc.	*	2,864	64,669
Furniture Brands International, Inc.	†	2,392	38,822
Gemstar-TV Guide International, Inc.	*	12,602	50,534
Helen of Troy Ltd.	*	1,333	32,339
Herman Miller, Inc.		3,686	134,023
HNI Corporation	†	1,981	87,976
Kimball International, Inc. Class B		1,500	36,450
Kinetic Concepts, Inc.	*	2,885	114,102
La-Z-Boy, Inc.	†	2,895	34,364
MDC Holdings, Inc.	†	1,861	106,170
Meritage Homes Corporation	*	1,260	60,127
Movado Group, Inc.		878	25,462
National Presto Industries, Inc.		656	39,275
NVR, Inc.	*	259	167,055
Palm Harbor Homes, Inc.	*†	1,182	16,572
Parkervision, Inc.	*†	1,053	11,741
Ryland Group, Inc.		2,332	127,374
Salton, Inc.	*†	702	1,580

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Sealy Corp.	2,640	$38,940
Select Comfort Corporation *†	3,139	54,587
Skyline Corporation	328	13,192
Standard-Pacific Corporation †	3,368	90,229
Steelcase, Inc. Class A	3,092	56,151
Technical Olympic USA, Inc. †	1,663	16,913
Tempur-Pedic International, Inc. *†	3,197	65,411
Toll Brothers, Inc. *†	5,982	192,800
Virco Manufacturing Corporation *	799	6,232
Walter Industries, Inc.	2,511	67,923
		2,033,935
Household Products—0.3%
Apogee Enterprises, Inc.	1,250	24,138
Charles & Colvard Ltd. †	693	5,544
Ferro Corporation	2,588	53,546
Gentex Corporation †	8,026	124,885
Jarden Corporation *†	3,356	116,755
Kronos Worldwide, Inc.	235	7,652
RPM, Inc.	5,763	120,389
Valspar Corporation	5,236	144,723
		597,632
Industrial—Diversified—0.2%
Blyth, Inc.	1,380	28,635
Lydall, Inc. *	800	8,648
Progressive Gaming International Corp. *	3,090	28,026
Roper Industries, Inc.	4,280	215,027
Russ Berrie & Company, Inc. *	1,157	17,876
Shuffle Master, Inc. *†	2,025	53,055
Yankee Candle Company, Inc.	2,398	82,203
		433,470
Insurance—5.1%
21st Century Insurance Group	1,500	26,475
Alfa Corporation	2,608	49,056
Alleghany Corporation *	245	89,082
American Financial Group, Inc.	3,445	123,710
American Independence Corporation *	430	4,644
American National Insurance	646	73,715
American Physicians Capital, Inc. *	1,201	48,088
Amerigroup Corporation *†	3,202	114,920
Arch Capital Group Ltd. (Bermuda) *	2,388	161,453
Argonaut Group, Inc. *	1,948	67,907
Arthur J. Gallagher & Company †	4,820	142,431
Aspen Insurance Holdings, Ltd. (Bermuda)	2,900	76,444
Assurant, Inc. †	5,428	299,897
Assured Guaranty, Ltd. (Bermuda)	2,400	63,840
Axis Capital Holdings Ltd. (Bermuda)	7,311	243,968
Baldwin & Lyons, Inc. Class B	946	24,161
Bristol West Holdings, Inc.	1,516	23,998
Brown & Brown, Inc.	5,528	155,945
Centene Corporation *†	2,702	66,388
Citizens, Inc., TX *	2,504	16,526
Clark, Inc.	1,175	19,540
CNA Financial Corporation *	642	25,885
CNA Surety Corporation *	1,486	31,949
Commerce Group, Inc.	3,426	101,924
Conseco, Inc. *†	8,350	166,833
Covanta Holding Corporation *	4,610	101,604
Crawford & Company Class B	1,891	13,804

Delphi Financial Group, Inc. Class A	2,472	$100,017
Direct General Corp.	1,040	21,466
Donegal Group, Inc. Class B	759	13,590
EMC Insurance Group, Inc.	1,041	35,519
Endurance Specialty Holdings, Ltd. (Bermuda)	3,190	116,690
Erie Indemnity Company Class A	2,414	139,964
Everest Re Group Ltd. (Bermuda)	3,330	326,706
FBL Financial Group, Inc. Class A	558	21,807
Fidelity National Financial Inc.	11,296	269,749
First American Corporation	4,190	170,449
FPIC Insurance Group, Inc. *	1,050	40,919
GAINSCO, INC. *	156	1,237
Great American Financial Resources, Inc.	807	18,601
Hanover Insurance Group (The), Inc.	2,807	136,982
Harleysville Group, Inc.	678	23,608
HCC Insurance Holdings, Inc.	5,845	187,566
Health Net, Inc. *	6,193	301,351
HealthExtras, Inc. *	1,865	44,947
Healthspring, Inc. *	3,130	63,696
Hilb Rogal & Hobbs Company	2,055	86,557
Horace Mann Educators Corporation	3,101	62,640
Independence Holding Company	963	21,022
Infinity Property & Casualty Corporation	1,280	61,939
IPC Holdings, Ltd. (Bermuda)	2,970	93,407
Kansas City Life Insurance Company	903	45,222
KMG America Corporation *	1,550	14,865
Landamerica Financial Group, Inc. †	1,087	68,601
Leucadia National Corporation	8,027	226,361
Markel Corporation *	513	246,291
Max Re Capital, Ltd. (Bermuda)	2,200	54,604
Mercury General Corporation	1,239	65,332
Molina Healthcare, Inc. *	1,190	38,687
Montpelier Re Holdings, Ltd. (Bermuda) †	5,770	107,380
National Financial Partners Corporation	1,846	81,169
Nationwide Financial Services Class A	2,605	141,191
Navigators Group, Inc. *	939	45,241
Odyssey Re Holdings Corporation †	1,306	48,714
Ohio Casualty Corporation	3,516	104,812
Old Republic International Corporation	10,926	254,357
PMI Group, Inc. (The) †	4,609	217,407
PartnerRe Ltd. (Bermuda) †	2,930	208,118
Penn Treaty American Corporation *	1,630	12,535
Philadelphia Consolidated Holding Corporation *	3,162	140,899
Phoenix Companies, Inc. (The)	5,407	85,917
Platinum Underwriters Holdings Ltd. (Bermuda)	2,862	88,550
PMA Capital Corporation Class A *	1,826	16,836
Presidential Life Corporation	1,145	25,133
ProAssurance Corporation *	1,678	83,766
Protective Life Corporation	3,201	152,048
PXRE Group, Ltd. (Bermuda) *	6,210	28,628
Radian Group, Inc.	4,111	221,624
Reinsurance Group of America, Inc.	1,541	85,834

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
RenaissanceRe Holdings Ltd. (Bermuda)		3,031	$181,860
RLI Corporation		1,164	65,673
Safety Insurance Group, Inc.		1,040	52,738
Scottish Re Group Ltd.		2,970	15,860
SCPIE Holdings, Inc.	*	690	18,037
Selective Insurance Group		1,320	75,623
Stancorp Financial Group, Inc.		3,000	135,150
State Auto Financial Corporation		958	33,271
Stewart Information Services Corporation		879	38,113
Tower Group, Inc.		1,200	37,284
Transatlantic Holdings, Inc.		1,305	81,041
Triad Guaranty, Inc.	*†	692	37,970
United American Healthcare Corporation	*†	4,252	35,632
United Fire & Casualty Company		1,472	51,888
Unitrin, Inc.		2,357	118,109
Universal American Financial Corporation	*	1,872	34,894
USI Holdings Corporation	*	2,330	35,789
WellCare Health Plans, Inc.	*	1,980	136,422
Wesco Financial Corporation		63	28,980
White Mountains Insurance Group Ltd.		392	227,137
WR Berkley Corporation		9,360	323,014
Zenith National Insurance Corporation		1,843	86,455
			9,455,678
Lodging—1.2%
Ameristar Casinos, Inc.		1,420	43,651
Aztar Corporation	*	2,020	109,928
Bluegreen Corporation	*	1,800	23,094
Boyd Gaming Corporation		3,089	139,963
Choice Hotels International, Inc.		1,816	76,454
Empire Resorts, Inc.	*†	2,513	21,788
International Leisure Hosts Ltd.	*	1,200	8,370
Isle of Capri Casinos, Inc.	*	1,251	33,252
Las Vegas Sands Corporation	*	5,477	490,082
MGM MIRAGE	*	6,503	372,947
Marcus Corporation		905	23,150
Monarch Casino & Resort, Inc.	*	700	16,716
Morgans Hotel Group Company	*	2,390	40,463
MTR Gaming Group, Inc.	*	1,340	16,375
Orient-Express Hotels, Ltd. Class A (Bermuda)		2,340	110,729
Station Casinos, Inc.	†	2,175	177,632
Trump Entertainment Resorts, Inc.	*†	2,320	42,317
Vail Resorts, Inc.	*†	1,491	66,827
Wynn Resorts Ltd.	†	4,055	380,562
			2,194,300
Media—Broadcasting & Publishing—2.7%
4Kids Entertainment, Inc.	*	646	11,770
Acme Communications, Inc.	*	1,200	6,024
American Greetings Corporation Class A		2,570	61,346
Banta Corporation		1,435	52,234
Beasley Broadcasting Group, Inc. Class A		1,150	11,006
Belo Corporation Class A		4,881	89,713
Cablevision Systems Corporation Class A		11,174	318,236
Charter Communications, Inc. Class A	*†	11,237	34,385

Citadel Broadcasting Corporation		3,126	$31,135
COX Radio, Inc. Class A	*	1,753	28,574
Crown Media Holdings, Inc.	*	4,399	15,968
CSS Industries, Inc.		420	14,855
Cumulus Media, Inc. Class A	*	3,854	40,043
EchoStar Communications Corporation Class A	*	10,777	409,849
Emmis Communications Corporation Class A		2,035	16,768
Entercom Communications Corporation		1,873	52,781
Entravision Communications Corporation Class A	*	2,853	23,452
Gray Television, Inc.		3,878	28,426
Handleman Company	†	3,857	26,112
Harte-Hanks, Inc.		2,959	81,994
Hearst-Argyle Television, Inc.		1,654	42,177
Idearc, Inc.	*	7,280	208,572
ION Media Networks, Inc.	*	6,180	3,090
John Wiley & Sons Class A		2,491	95,829
Journal Communications, Inc. Class A		3,220	40,604
Journal Register Company		3,158	23,053
Lee Enterprises, Inc.		2,744	85,229
Liberty Global, Inc. Class C	*	4,615	129,220
Liberty Global, Inc. Class A	*	16,826	490,478
Liberty Media Corporation Interactive Class A	*	35,028	755,554
Liberty Media Holdings Corporation Capital Class A	*	7,018	687,624
LIN TV Corporation Class A	*	1,255	12,487
Lodgenet Entertainment Corporation	*	1,250	31,288
Martha Stewart Living Omnimedia Class A	†	1,860	40,734
McClatchy Company Class A		2,716	117,603
Media General, Inc. Class A		953	35,423
Mediacom Communications Corporation	*	3,433	27,601
Playboy Enterprises, Inc. Class B	*	1,251	14,336
Primedia, Inc.	*	9,053	15,300
Radio One, Inc. Class A	*	4,327	29,121
Radio Unica Communications Corporation	*‡d	1,900	—
Readers Digest Association, Inc. (The)		5,247	87,625
Regent Communications, Inc.	*	3,610	10,216
RH Donnelley Corporation		3,795	238,060
Salem Communications Corporation Class A		850	10,158
Scholastic Corporation	*	2,095	75,085
Sinclair Broadcast Group, Inc. Class A		4,220	44,310
Spanish Broadcasting System, Inc. Class A	*	4,320	17,755
Speedus Corporation	*	4,207	5,090
Sun-Times Media Group, Inc. Class A		2,614	12,835
Tivo, Inc.	*†	5,766	29,522
Triple Crown Media, Inc.	*	183	1,416
Washington Post Class B		308	229,645
Worldgate Communications	*	3,160	4,234
Young Broadcasting, Inc. Class A	*	831	2,343
			5,008,288
Medical Supplies—2.7%
Abaxis, Inc.	*†	994	19,135
Abiomed, Inc.	*†	2,606	36,745
Advanced Medical Optics, Inc.	*	2,914	102,573

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Align Technology, Inc.	*†	4,029	$56,285
American Medical Systems Holdings, Inc.	*†	3,920	72,598
American Science & Engineering, Inc.	*	530	31,540
Angiodynamics, Inc.	*	560	12,034
Arrow International, Inc.		1,266	44,791
ArthoCare Corporation	*†	1,342	53,573
Aspect Medical Systems, Inc.	*	680	12,791
Avigen, Inc.	*	3,880	20,486
Axsys Technologies, Inc.	*	885	15,549
Beckman Coulter, Inc.		3,283	196,323
Bioject Medical Technologies, Inc.	*	4,491	4,266
Biolase Technology, Inc.	*†	3,105	27,169
Bio-Rad Laboratories, Inc. Class A	*	1,078	88,957
Biosite, Inc.	*	1,025	50,071
BioVeris Corporation	*	3,172	43,520
Bruker BioSciences Corporation	*	4,130	31,016
Candela Corporation	*	1,124	13,904
Cantel Medical Corporation	*	1,690	27,361
Cardiodynamics International Corporation	*	1,872	1,947
Cepheid, Inc.	*	4,050	34,425
Cerus Corporation	*	3,201	18,758
Chindex International, Inc.	*†	549	10,354
Clarient, Inc.	*	3,308	5,690
Coherent, Inc.	*	1,268	40,031
Conceptus, Inc.	*	1,047	22,291
Conmed Corporation	*	1,363	31,513
Cooper Companies, Inc.		2,268	100,926
Cyberonics, Inc.	*†	956	19,732
Dade Behring Holdings, Inc.		4,512	179,623
Datascope Corporation		557	20,297
Dentsply International, Inc.		7,270	217,010
Depomed, Inc.	*†	2,500	8,625
DJO Inc.	*	1,370	58,663
Endologix, Inc.	*	1,350	4,725
EP Medsystems, Inc.	*	5,240	7,022
ev3, Inc.	*	1,174	20,228
Excel Technology, Inc.	*	562	14,382
Faro Technologies, Inc.	*	614	14,761
FEI Company	*†	1,368	36,074
Foxhollow Technologies, Inc.	*	1,490	32,154
Haemonetics Corporation	*	1,508	67,890
Hanger Orthopedic Group, Inc.	*	3,263	24,570
HealthTronics Surgical Services, Inc.	*	2,530	16,850
Hillenbrand Industries, Inc.		3,107	176,882
Hologic, Inc.	*†	2,694	127,372
ICU Medical, Inc.	*	606	24,652
I-Flow Corporation	*	2,590	38,721
II-VI, Inc.	*	1,404	39,228
Illumina, Inc.	*†	2,500	98,275
Input/Output, Inc.	*†	3,597	49,027
Integra LifeSciences Holdings Corporation	*†	1,190	50,682
Intest Corporation	*	950	4,161
Intuitive Surgical, Inc.	*†	1,970	188,923
Invacare Corporation		1,874	46,007
IRIS International, Inc.	*	2,570	32,511
Kensey Nash Corporation	*	867	27,571
Kopin Corporation	*	5,031	17,961
Kyphon, Inc.	*†	2,084	84,194
L-1 Identity Solutions, Inc.	*†	3,366	50,928
Meade Instruments Corporation	*	1,640	3,231

Mechanical Technology, Inc.	*	5,237	$9,898
Medical Action Industries, Inc.	*	1,240	39,978
Medwave, Inc.	*	2,500	1,450
Mentor Corporation	†	2,401	117,337
Merit Medical Systems, Inc.	*	2,509	39,743
Mesa Laboratories, Inc.		1,200	22,500
Mettler-Toledo International, Inc.	*	1,982	156,281
Microtek Medical Holdings, Inc.	*	4,250	19,550
Molecular Devices Corporation	*	909	19,153
Nanogen, Inc.	*	2,280	4,241
Newport Corporation	*	1,615	33,834
Nyer Medical Group, Inc.	*	2,533	5,573
Oakley, Inc.		1,411	28,305
Orthologic Corporation	*	1,517	2,169
Osteotech, Inc.	*	1,499	8,469
Owens & Minor, Inc.		2,163	67,637
OYO Geospace Corporation	*	550	31,950
PSS World Medical, Inc.	*†	3,574	69,800
Palomar Medical Technologies, Inc.	*†	1,117	56,598
PolyMedica Corporation	†	1,350	54,554
Q-Med, Inc.	*	1,635	7,521
Resmed, Inc.	*	3,864	190,186
Respironics, Inc.	*	3,532	133,333
Rofin-Sinar Technologies, Inc.	*	880	53,205
Sirona Dental Systems, Inc.	†	1,040	40,050
Somanetics Corporation	*	662	15,113
SonoSite, Inc.	*	930	28,765
Spectranetics Corporation	*	1,446	16,325
Staar Surgical Company	*	2,688	18,843
Steris Corporation		3,357	84,496
Synovis Life Technologies, Inc.	*	957	9,522
Techne Corporation	*	2,057	114,061
Theragenics Corporation	*	1,492	4,625
Thoratec Corporation	*	2,307	40,557
Urologix, Inc.	*	1,050	2,447
Varian, Inc.	*	1,384	61,989
Ventana Medical Systems, Inc.	*	1,826	78,573
Viasys Healthcare, Inc.	*	1,381	38,419
Vital Signs, Inc.		635	31,699
Vivus, Inc.	*	4,800	17,376
Wright Medical Group, Inc.	*	2,180	50,750
Young Innovations, Inc.		677	22,544
Zevex International, Inc.	*†	900	8,870
Zoll Medical Corporation	*	616	35,876
Zygo Corporation	*	967	15,907
			4,939,626
Metals—2.4%
AK Steel Holding Corporation	*	5,009	84,652
Ameron International Corporation		543	41,469
Aptargroup, Inc.		1,565	92,398
Brush Engineered Materials, Inc.	*	1,122	37,890
Carpenter Technology Corporation		1,142	117,078
Century Aluminum Company	*	1,385	61,840
Chaparral Steel Company		2,232	98,811
Circor International, Inc.		711	26,158
Cleveland-Cliffs, Inc.		2,200	106,568
Commercial Metals Company		6,540	168,732
Commercial Vehicle Group, Inc.	*	1,280	27,904
Commscope, Inc.	*†	3,323	101,285
Couer D’alene Mines Corporation	*	14,006	69,330
Crane Company		2,830	103,691
Encore Wire Corporation	*†	810	17,828
General Cable Corporation	*	2,562	111,985
Gibraltar Industries, Inc.		1,868	43,917
Griffon Corporation	*	1,288	32,844

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hecla Mining Company	*	5,855	$44,849
Hubbell, Inc. Class B		2,939	132,872
Insteel Industries, Inc.		1,400	24,906
International Aluminum Corporation		686	33,443
Jacuzzi Brands, Inc.	*	3,955	49,161
Ladish Company, Inc.	*	970	35,968
Lone Star Technologies, Inc.	*	1,688	81,716
Material Sciences Corp.	*	780	10,093
Matthews International Corporation Class A		1,783	70,161
MAXXAM, Inc.	*	857	24,913
Meridian Gold, Inc. (Canada)	*	5,310	147,565
Mueller Industries, Inc.		1,592	50,466
Mueller Water Products, Inc. Class A		2,460	36,580
Mueller Water Products, Inc. Class B	*	4,149	61,820
NCI Building Systems, Inc.	*	1,232	63,756
Olympic Steel, Inc.		630	14,005
Optical Cable Corporation	*	241	1,097
Oregon Steel Mills, Inc.	*	1,980	123,572
Precision Castparts Corporation		7,006	548,430
Quanex Corporation		2,061	71,290
Reliance Steel & Aluminum Company		3,368	132,632
Royal Gold, Inc.	†	1,154	41,521
RTI International Metals, Inc.	*†	1,130	88,389
Ryerson Inc.	†	1,471	36,907
Schnitzer Steel Industries, Inc. Class A		974	38,668
Shiloh Industries, Inc.	*	1,441	27,307
Simpson Manufacturing Company, Inc.	†	2,036	64,439
Southern Copper Corporation	†	3,914	210,925
Steel Dynamics, Inc.		5,382	174,646
Steel Technologies, Inc.		1,390	24,395
Stillwater Mining Company	*	2,228	27,828
Sturm, Ruger & Company, Inc.	*	2,146	20,602
Superior Telecom, Inc.	*‡d	2,014	—
Taser International, Inc.	*†	4,142	31,521
Texas Industries, Inc.	†	1,446	92,877
Titanium Metals Corporation	*†	4,110	121,286
Tredegar Corporation		1,607	36,334
Valmont Industries, Inc.		1,162	64,479
Watts Water Technologies, Inc. Class A		1,646	67,667
Wheeling-Pittsburgh Corporation	*	860	16,108
Worthington Industries, Inc.		4,120	73,006
			4,362,580
Oil & Gas—7.9%
Abraxas Petroleum Corporation	*	2,400	7,416
Adams Resources & Energy, Inc.		1,462	44,006
AGL Resources, Inc.		3,796	147,702
Apco Argentina, Inc. (Cayman Islands)		622	54,581
Arena Resources, Inc.	*	1,140	48,689
Atlas America, Inc.	*	895	45,618
Atmos Energy Corporation		4,032	128,661
ATP Oil & Gas Corporation	*	1,355	53,617
Atwood Oceanics, Inc.	*	1,662	81,388
Aurora Oil & Gas Corporation	*†	3,600	11,556
Basic Energy Services, Inc.	*	620	15,283
Berry Petroleum Company Class A		2,362	73,246
Bill Barrett Corporation	*†	1,570	42,720

Blue Dolphin Energy Company	*†	3,650	$11,169
Boardwalk Pipeline Partners, LP	†	2,501	77,081
BP Prudhoe Bay Royalty Trust		1,205	92,761
Buckeye Partners, LP	†	2,228	103,557
Cabot Oil & Gas Corporation		2,685	162,845
Callon Petroleum Company	*	1,600	24,048
Cano Petroleum, Inc.	*†	2,030	11,124
Carrizo Oil & Gas, Inc.	*	1,600	46,432
Cascade Natural Gas Corporation		1,459	37,817
Cheniere Energy, Inc.	*	2,680	77,372
Chesapeake Utilities Corporation		1,039	31,845
Cimarex Energy Company		4,115	150,198
Clayton Williams Energy, Inc.	*	550	19,971
CNX Gas Corporation	*	1,450	36,975
Complete Production Services, Inc.	*	2,350	49,820
Comstock Resources, Inc.	*	2,330	72,370
Contango Oil & Gas Company	*	1,270	30,277
CREDO Petroleum Corporation	*	700	8,393
Cross Timbers Royalty Trust		373	18,878
Crosstex Energy, Inc.		2,130	67,500
Dawson Geophysical Company	*	930	33,880
DCP Midstream Partners, LP	†	630	21,767
Delta Natural Gas Company, Inc.		380	9,530
Delta Petroleum Corporation	*†	2,809	65,056
Denbury Resources, Inc.	*	5,866	163,016
Diamond Offshore Drilling, Inc.	†	3,114	248,933
Dorchester Minerals, LP		1,880	41,416
Edge Petroleum Corporation	*	1,670	30,461
Electro-Sensors, Inc.	*	2,581	13,421
Enbridge Energy Partners, LP	†	2,367	116,906
Encore Acquisition Company	*†	2,537	62,233
Energen Corporation		3,294	154,620
Energy Partners Ltd.	*	1,758	42,930
Energy Transfer Equity LP		1,900	59,660
Energy Transfer Partners, LP		4,299	232,576
EnergySouth, Inc.		520	20,852
ENSCO International, Inc.		7,970	398,978
Enterprise Products Partners, LP	†	14,500	420,210
Equitable Resources, Inc.		6,074	253,590
EXCO Resources, Inc.	*	5,400	91,314
Exploration Company of Delaware, Inc. (The)	*	3,031	40,434
Forest Oil Corporation	*	3,008	98,301
Frontier Oil Corporation		6,386	183,534
FX Energy, Inc.	*	2,797	17,257
Giant Industries, Inc.	*	966	72,402
Global Industries Ltd.	*	4,499	58,667
GlobalSantaFe Corporation		12,037	707,535
Grey Wolf, Inc.	*	10,142	69,574
Hanover Compressor Company	*	4,127	77,959
Harvest Natural Resources, Inc.	*	3,340	35,504
Headwaters, Inc.	*†	2,476	59,325
Helix Energy Solutions Group, Inc.	*†	4,313	135,299
Helmerich & Payne, Inc.		4,806	117,603
Hercules Offshore, Inc.	*	1,430	41,327
Holly Corporation		2,496	128,294
Holly Energy Partners, LP	†	670	26,968
Houston Exploration Company	*	1,393	72,130
Hugoton Royalty Trust		2,065	50,799
Kinder Morgan Energy Partners, LP	†	7,360	352,544
Kinder Morgan Management LLC	*†	2,635	120,367
Laclede Group, Inc. (The)		1,025	35,906
Magellan Midstream Partners	†	3,920	151,312
Mariner Energy, Inc.	*	3,899	76,420
Markwest Energy Partners, LP		680	40,562
Markwest Hydrocarbon, Inc.		1,182	57,386

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
McMoRan Exploration Company	*	2,210	$31,426
MDU Resources Group, Inc.		8,559	219,453
Meridian Resource Corporation	*	4,340	13,411
Metretek Technologies, Inc.	*	2,650	32,648
National Fuel Gas Company		4,182	161,174
New Jersey Resources Corporation		1,541	74,862
Newfield Exploration Company	*	6,728	309,152
Newpark Resources, Inc.	*	6,294	45,380
NGAS Resources, Inc. (Canada)	*†	3,300	21,054
Noble Energy, Inc.		8,908	437,116
Northwest Natural Gas Company		1,184	50,249
Oceaneering International, Inc.	*	2,932	116,400
ONEOK Partners, LP	†	2,505	158,667
Oneok, Inc.		5,569	240,135
Parallel Petroleum Corporation	*	2,560	44,979
Parker Drilling Company	*	5,736	46,863
Patterson-UTI Energy, Inc.	†	8,357	194,133
Penn Virginia Corporation		1,000	70,040
Petrohawk Energy Corporation	*	9,726	111,849
Petroleum Development Corporation	*	1,030	44,342
Petroquest Energy, Inc.	*	3,600	45,864
Piedmont Natural Gas Company	†	3,432	91,806
Pioneer Drilling Company	*	2,930	38,910
Pioneer Natural Resources Company		6,283	249,372
Plains All American Pipeline, LP		4,277	218,982
Plains Exploration & Production Company	*	3,857	183,323
Pogo Producing Company	†	2,578	124,878
Pride International, Inc.	*	8,507	255,210
Quest Resource Coporation	*	2,720	27,472
Quicksilver Resources, Inc.	*†	2,850	104,282
Range Resources Corporation		7,200	197,712
Resource America, Inc. Class A		787	20,777
Rosetta Resources, Inc.	*†	2,500	46,675
RPC, Inc.		2,280	38,486
SEACOR Holdings, Inc.	*†	1,134	112,425
SEMCO Energy, Inc.	*	3,180	19,398
South Jersey Industries, Inc.		1,794	59,938
Southern Union Company		5,160	144,222
Southwest Gas Corporation		1,913	73,402
Southwestern Energy Company	*†	8,436	295,682
St. Mary Land & Exploration Company		2,954	108,825
Stone Energy Corporation	*	1,249	44,152
Sulphco, Inc.	*†	2,300	10,856
Sunoco Logistics Partners, LP	†	970	49,043
Superior Energy Services, Inc.	*	4,230	138,236
Swift Energy Company	*	1,642	73,578
Syntroleum Corporation	*	2,736	9,467
TC Pipelines, LP		800	28,800
Teppco Partners, LP		3,740	150,759
Tesoro Petroleum Corporation		3,693	242,889
Tetra Technologies, Inc.	*	4,342	111,068
Tidewater, Inc.		2,961	143,194
Todco	*†	3,353	114,572
Toreador Resources Corp.	*	550	14,174
Transmeridian Exploration, Inc.	*	3,800	13,110
Trico Marine Services, Inc.	*	600	22,986
Tri-Valley Coporation	*†	2,100	19,929
UGI Corporation		5,040	137,491
Ultra Petroleum Corporation	*	7,924	378,371
Unit Corporation	*	2,353	114,003
United Heritage Corporation	*	1,060	3,265
VAALCO Energy, Inc.	*	3,610	24,368

Valero, LP		2,110	$117,675
Vectren Corporation		3,776	106,785
Veritas DGC, Inc.	*	1,790	153,278
W&T Offshore, Inc.		1,400	43,008
Warren Resources, Inc.	*†	3,440	40,317
Wd-40 Company		950	33,127
Western Refining, Inc.		1,750	44,555
WGL Holdings, Inc.		2,286	74,478
W-H Energy Services, Inc.	*	1,748	85,110
Whiting Petroleum Corporation	*†	2,153	100,330
			14,717,622
Pharmaceuticals—5.3%
Aastrom Biosciences, Inc.	*†	3,290	4,047
Abraxis BioScience, Inc.		994	27,176
Accelrys, Inc.	*	3,326	19,989
Adams Respiratory Therapeutics, Inc.	*	1,390	56,726
Adolor Corporation	*	2,738	20,590
Advanced Magnetics, Inc.	*	680	40,610
Affymetrix, Inc.	*†	3,535	81,517
Albany Molecular Research, Inc.	*	1,371	14,478
Alexion Pharmaceuticals, Inc.	*†	1,698	68,582
Alfacell Corporation	*	2,756	4,713
Alkermes, Inc.	*	4,629	61,890
Allscripts Healthcare Solutions, Inc.	*†	2,300	62,077
Alpharma, Inc. Class A		2,513	60,563
Amylin Pharmaceuticals, Inc.	*†	5,858	211,298
Anesiva, Inc.	*	1,779	12,453
Antigenics, Inc.	*	1,707	3,124
Applera Corporation— Celera Group	*	4,519	63,221
Arena Pharmaceuticals, Inc.	*†	2,489	32,133
Ariad Pharmaceuticals, Inc.	*	5,713	29,365
ArQule, Inc.	*	2,064	12,219
Array BioPharma, Inc.	*	4,170	53,876
Atherogenics, Inc.	*†	2,914	28,878
AVANIR Pharmaceuticals Class A	*	1,525	3,523
Avant Immunotherapeutics, Inc.	*	6,670	8,938
AVI BioPharma, Inc.	*†	7,700	24,486
Bentley Pharmaceuticals, Inc.	*	2,011	20,452
BioCryst Pharmaceuticals, Inc.	*	1,300	15,028
Bioenvision, Inc.	*	6,140	28,490
BioMarin Pharmaceuticals, Inc.	*†	5,500	90,145
BioScrip, Inc.	*	3,476	12,027
Boston Life Sciences, Inc.	*	724	2,005
Bradley Pharmaceuticals, Inc.	*†	1,581	32,537
Cambrex Corporation		1,258	28,582
Cell Genesys, Inc.	*†	4,053	13,740
Cell Therapeutics, Inc.	*†	3,191	5,584
Cephalon, Inc.	*†	3,228	227,283
Charles River Laboratories International, Inc.	*	3,336	144,282
Ciphergen Biosystems, Inc.	*	1,500	1,335
Collagenex Pharmaceuticals, Inc.	*	1,558	21,765
Columbia Laboratories, Inc.	*	1,820	9,282
Conor Medsystems, Inc.	*	1,990	62,347
Cubist Pharmaceuticals, Inc.	*†	3,073	55,652
CuraGen Corporation	*	2,318	10,663
CV Therapeutics, Inc.	*†	2,624	36,631
Cypress Bioscience, Inc.	*	4,031	31,240
Cytogen Corporation	*	2,255	5,254
CytRx Corporation	*†	4,200	8,022
DataTRAK International, Inc.	*	1,359	6,822
Dendreon Corporation	*†	7,889	32,897
Digene Corporation	*	1,146	54,916
Discovery Laboratories, Inc.	*	2,566	6,056

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Diversa Corporation	*	1,790	$19,475
Durect Corporation	*	2,700	11,988
Dyax Corporation	*	3,200	9,696
Emisphere Technologies, Inc.	*	3,412	18,049
Encysive Pharmaceuticals, Inc.	*†	3,499	14,731
Endo Pharmaceuticals Holdings, Inc.	*	6,536	180,263
EntreMed, Inc.	*	1,390	2,196
EpiCept Corporation	*†	481	688
EPIX Pharmaceuticals, Inc.	*	640	4,416
Exact Sciences Corporation	*	1,250	3,538
Exelixis, Inc.	*	6,955	62,595
Genaera Corporation	*	4,787	1,867
Gene Logic, Inc.	*	950	1,463
Genelabs Technologies	*	721	1,024
Genentech, Inc.	*	23,558	1,911,261
Genitope Corporation	*	2,890	10,173
Gen-Probe, Inc.	*	2,640	138,257
Genta, Inc.	*	2,971	1,315
Geron Corporation	*†	5,440	47,763
GTC Biotherapeutics, Inc.	*	3,988	4,387
GTx, Inc.	*	1,710	30,506
Hana Biosciences, Inc.	*	3,510	22,359
Hemispherx Biopharma, Inc.	*†	4,821	10,606
Henry Schein, Inc.	*†	4,502	220,508
Herbalife, Ltd. (Cayman Islands)	*	2,390	95,982
Heska Corporation	*	4,463	7,453
Hi-Tech Pharmacal Company, Inc.	*	2,404	29,257
Hollis-Eden Pharmaceuticals	*	3,834	20,167
Human Genome Sciences, Inc.	*†	6,428	79,964
Idexx Laboratories, Inc.	*	1,589	126,008
Idenix Pharmaceuticals, Inc.	*	3,110	27,026
ImClone Systems, Inc.	*†	3,274	87,612
Immtech Pharmaceuticals Inc.	*†	3,841	29,192
Immucor, Inc.	*	3,283	95,962
ImmunoGen, Inc.	*	1,903	9,648
Incyte Corporation	*	4,623	26,998
Indevus Pharmaceuticals, Inc.	*	3,237	22,983
Inspire Pharmaceuticals, Inc.	*	1,860	11,811
InterMune, Inc.	*	1,586	48,770
Introgen Therapeutics, Inc.	*†	2,150	9,460
Inverness Medical Innovations, Inc.	*	1,571	60,798
Invitrogen Corporation	*	2,852	161,395
Isis Pharmaceuticals, Inc.	*	4,346	48,328
Kendle International, Inc.	*	790	24,846
Keryx Biopharmaceuticals, Inc.	*	1,560	20,748
Kosan Biosciences, Inc.	*	2,000	11,100
KV Pharmaceutical Company Class A	*	2,180	51,840
Lexicon Genetics, Inc.	*	2,344	8,462
LifeCell Corporation	*	1,850	44,659
Lifecore Biomedical, Inc.	*	1,730	30,846
Luminex Corporation	*	1,355	17,209
Mannatech, Inc.	†	690	10,164
MannKind Corporation	*†	2,020	33,310
Martek Biosciences Corporation	*†	1,769	41,288
Maxygen, Inc.	*	1,231	13,258
Medarex, Inc.	*	6,332	93,650
Medicines Company	*	2,718	86,215
Medicis Pharmaceutical Corporation Class A	†	2,862	100,542
Medifast, Inc.	*	2,284	28,733
Meridian Bioscience, Inc.		1,100	26,983
MGI Pharma, Inc.	*	4,974	91,571
Millennium Pharmaceuticals, Inc.	*†	16,036	174,792
Monogram Biosciences, Inc.	*	9,010	16,038

Myriad Genetics, Inc.	*†	1,901	$59,501
Nabi Biopharmaceuticals	*	2,736	18,550
Nastech Pharmaceutical Company, Inc.	*†	1,500	22,695
Natrol, Inc.	*	1,145	2,359
NBTY, Inc.	*	3,365	139,883
Nektar Therapeutics	*†	4,738	72,065
NeoPharm, Inc.	*†	965	1,612
Neose Technologies, Inc.	*	5,705	12,722
Neurobiological Technologies	*	3,137	6,462
Neurocrine Biosciences, Inc.	*†	2,039	21,246
Neurogen Corporation	*	1,873	11,144
NitroMed, Inc.	*†	2,250	5,513
Northfield Laboratories, Inc.	*†	1,890	7,692
Novavax, Inc.	*†	4,170	17,097
Noven Pharmaceuticals, Inc.	*	1,350	34,358
NPS Pharmaceuticals, Inc.	*	3,900	17,667
Nu Skin Enterprises, Inc. Class A		3,019	55,036
Nuvelo, Inc.	*	2,920	11,680
Omnicare, Inc.		6,437	248,661
Onyx Pharmaceuticals, Inc.	*†	2,105	22,271
OraSure Technologies, Inc.	*	4,328	35,749
Oscient Pharmaceuticals Corporation	*	464	2,348
OSI Pharmaceuticals, Inc.	*	2,981	104,275
Pain Therapeutics, Inc.	*†	1,319	11,739
Palatin Technologies, Inc.	*	2,104	4,292
Panacos Pharmaceuticals, Inc.	*	2,667	10,695
Par Pharmaceutical Companies, Inc.	*	1,702	38,074
Parexel International Corporation	*	1,844	53,421
PDL BioPharma, Inc.	*†	6,371	128,312
Penwest Pharmaceuticals Company	*	2,030	33,739
Peregrine Pharmaceuticals, Inc.	*	9,115	10,573
Perrigo Company		5,083	87,936
Pharmaceutical Product Development, Inc.		5,649	182,011
Pharmacopeia Drug Discovery, Inc.	*	573	2,441
Pharmacyclics, Inc.	*	1,701	8,624
PharmaNet Development Group, Inc.	*†	1,036	22,865
Pharmion Corporation	*†	1,640	42,214
Poniard Pharmaceuticals, Inc.	*†	396	1,980
Pozen, Inc.	*	1,922	32,655
Prestige Brands Holdings, Inc.	*	2,900	37,758
Progenics Pharmeceuticals, Inc.	*	1,383	35,598
Quidel Corporation	*	2,820	38,408
Ramtron International Corporation	*	1,920	7,142
Regeneration Technologies, Inc.	*	3,227	18,910
Regeneron Pharmaceuticals, Inc.	*	2,632	52,824
Renovis, Inc.	*	1,580	4,993
Rentech, Inc.	*†	6,500	24,505
Rigel Pharmaceuticals, Inc.	*	2,990	35,491
Salix Pharmaceuticals Ltd.	*	2,346	28,551
Savient Pharmaceuticals, Inc.	*	4,700	52,687
Sciclone Pharmaceuticals, Inc.	*	4,800	15,456
Sciele Pharma, Inc.	*†	1,614	38,736
SCOLR Pharma, Inc.	*†	2,400	11,280
Senomyx, Inc.	*†	2,620	34,034
Sepracor, Inc.	*	5,746	353,839
Sequenom, Inc.	*	3,594	16,820
SIGA Technologies, Inc.	*	4,650	17,438
SirnaTherapeutics, Inc.	*	4,258	55,397
Solexa, Inc., LP	*	1,008	13,255
StemCells, Inc.	*†	3,500	9,275

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
SuperGen, Inc. *	3,719	$18,893
Symyx Technologies, Inc. *	1,965	42,424
Tanox, Inc. *	1,721	34,248
Targeted Genetics Corporation *†	3,456	18,559
Telik, Inc. *†	2,399	10,628
Theravance, Inc. *	2,510	77,534
Third Wave Technologies, Inc. *	1,507	7,249
Titan Pharmaceuticals, Inc. *	4,244	14,090
TorreyPines Therapeutics, Inc. *	347	2,557
Trimeris, Inc. *†	1,214	15,430
United Therapeutics Corporation *	1,264	68,724
USANA Health Sciences, Inc. *†	743	38,383
Valeant Pharmaceuticals International	4,744	81,787
Vertex Pharmaceuticals, Inc. *	5,706	213,519
Vion Pharmaceuticals, Inc. *	4,504	6,080
Viropharma, Inc. *	3,252	47,609
XOMA Ltd. *	4,977	10,949
Zymogenetics, Inc. *†	2,343	36,481
		9,873,399
Real Estate—8.1%
Acadia Realty Trust REIT	1,319	33,001
Affordable Residential Communities †	1,710	19,922
Agree Realty Corporation REIT	1,045	35,917
Alexander’s, Inc. REIT *	79	33,152
Alexandria Real Estate Equities, Inc. REIT	1,383	138,853
AMB Property Corporation REIT	4,360	255,540
American Campus Communities, Inc. REIT	1,200	34,164
American Financial Realty Trust REIT	6,305	72,129
American Home Mortgage Investment Corporation REIT †	2,607	91,558
American Land Lease, Inc. REIT	729	19,326
American Mortgage Acceptance Corporation REIT	1,732	29,236
American Real Estate Partners, LP	533	45,694
Annaly Capital Management Inc.	9,701	134,941
Anthracite Capital, Inc. REIT	3,940	50,156
Anworth Mortgage Asset Corporation REIT †	3,855	36,661
Arbor Realty Trust, Inc. REIT	830	24,975
Arizona Land Income Corporation REIT Class A †	1,050	15,015
Ashford Hospitality Trust, Inc. REIT	4,430	55,154
Associated Estates Realty Corporation REIT	2,550	35,037
Avalonbay Communities, Inc. REIT	3,746	487,167
BioMed Realty Trust, Inc. REIT	3,360	96,096
Brandywine Realty Trust REIT	4,486	149,160
BRE Properties Class A	2,563	166,646
Brookfield Properties Company (Canada)	5,740	225,754
BRT Realty Trust REIT	916	25,327
California Coastal Communities, Inc. *	1,028	22,051
Camden Property Trust REIT	2,734	201,906
Capital Alliance Income Trust Ltd. REIT *	799	6,592
Capital Lease Funding, Inc. REIT	2,320	26,912
Capital Trust Class A	923	46,095

CapitalSource, Inc. †	6,771	$184,916
Capstead Mortgage Corporation REIT †	962	7,985
CBL & Associates Properties, Inc. REIT	2,928	126,929
Cedar Shopping Centers, Inc. REIT	1,489	23,690
CentraCore Properties Trust REIT	528	17,070
Colonial Properties Trust REIT	2,352	110,262
Columbia Equity Trust, Inc. REIT	1,100	21,021
Consolidated-Tomoka Land Company	280	20,272
Corporate Office Properties Trust SBI MD REIT	2,320	117,090
Cousins Properties, Inc. REIT	1,838	64,826
Crescent Real Estate EQT Company REIT	4,528	89,428
Deerfield Triarc Capital Corp. REIT †	1,990	33,691
Developers Diversified Realty Corporation REIT	5,644	355,290
DiamondRock Hospitality Company REIT	3,760	67,718
Digital Realty Trust, Inc. REIT	2,650	90,710
Douglas Emmett, Inc. REIT	3,150	83,759
Duke Realty Corporation REIT	6,727	275,134
Eagle Hospitality Properties Trust, Inc. REIT	1,200	11,016
Eastgroup Properties, Inc. REIT	1,308	70,056
Ecc Capital Corporation REIT *	2,700	3,213
Education Realty Trust, Inc. REIT †	1,700	25,109
Entertainment Properties Trust REIT	1,519	88,770
Equity Inns, Inc. REIT	3,295	52,588
Equity Lifestyle Properties, Inc. REIT	931	50,674
Equity One, Inc. REIT	1,808	48,201
Essex Property Trust, Inc. REIT	1,217	157,297
Extra Space Storage, Inc. REIT	3,140	57,336
Federal Realty Investment Trust REIT	2,671	227,035
FelCor Lodging Trust, Inc. REIT	3,135	68,468
Fieldstone Investment Corporation REIT	3,450	15,111
First Industrial Realty Trust, Inc. REIT	2,030	95,187
First Potomac Realty Trust REIT	1,240	36,096
Forest City Enterprises, Inc. Class A	3,478	203,115
Franklin Street Properties Corporation REIT	2,730	57,467
Friedman Billings Ramsey Group, Inc. Class A †	8,470	67,760
General Growth Properties, Inc. REIT	11,318	591,139
Getty Realty Corporation REIT	1,418	43,816
Glimcher Realty Trust REIT	2,205	58,896
Global Signal, Inc. REIT	1,230	64,784
GMH Communities Trust REIT	2,460	24,969
Government Properties Trust, Inc. REIT	1,050	11,130
Grubb and Ellis Company *	2,553	29,411
Health Care Property Investors, Inc. REIT †	9,964	366,874
Health Care REIT, Inc. †	3,917	168,509
Healthcare Realty Trust, Inc. REIT	2,271	89,795
Hersha Hospitality Trust REIT	3,010	34,133
Highland Hospitality Corporation REIT	3,270	46,598

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Highwoods Properties, Inc. REIT	2,393	$97,539
HMG Courtland Properties REIT *	1,250	17,750
Home Properties, Inc. REIT	1,701	100,818
HomeBanc Corporation REIT	7,570	32,021
Hospitality Properties Trust REIT	4,144	196,964
Host Hotels & Resorts Inc.	26,957	661,794
HRPT Properties Trust REIT	10,403	128,477
IMPAC Mortgage Holdings, Inc. REIT	3,518	30,958
Inland Real Estate Corporation REIT †	3,790	70,949
Innkeepers USA Trust REIT	3,005	46,578
iStar Financial, Inc. REIT	6,492	310,447
JER Investors Trust, Inc. REIT	2,190	45,267
Jones Lang Lasalle, Inc. †	1,781	164,155
Kilroy Realty Corporation REIT	1,637	127,686
Kite Realty Group Trust REIT	1,880	35,006
KKR Financial Corporation REIT	3,860	103,409
LaSalle Hotel Properties REIT	2,060	94,451
Lexington Corporate Properties Trust REIT †	3,140	70,430
Liberty Property Trust REIT †	4,302	211,400
Longview Fibre Company	3,887	85,320
LTC Properties, Inc. REIT	1,460	39,873
Luminent Mortgage Capital, Inc. REIT	1,899	18,439
Macerich Company (The) REIT	3,580	309,921
Mack-Cali Realty Corporation REIT †	3,178	162,078
Maguire Properties, Inc. REIT †	2,300	92,000
MFA Mortgage Investments, Inc. REIT	4,880	37,527
Mid-America Apartment Communities, Inc. REIT	1,300	74,412
Mills Corporation (The) REIT	2,650	53,000
Mission West Properties REIT	1,418	18,576
Monmouth Capital Corporation	2,974	16,119
Monmouth Class A REIT	2,978	25,164
MortgageIT Holdings, Inc. REIT	2,640	38,940
National Health Investors, Inc. REIT	1,198	39,534
National Retail Properties, Inc. REIT	2,357	54,093
Nationwide Health Properties, Inc. REIT †	3,962	119,732
New Century Financial Corporation REIT †	2,489	78,628
New Plan Excel Realty Trust REIT	4,691	128,909
Newcastle Investment Corporation REIT	2,065	64,676
NorthStar Realty Finance Corporation REIT	3,990	66,114
Novastar Financial, Inc. REIT †	1,611	42,933
Omega Healthcare Investors, Inc. REIT	3,330	59,008
Opteum, Inc.—Class A REIT	1,800	13,680
Parkway Properties, Inc. REIT	747	38,104
Pennsylvania REIT	1,941	76,437
PMC Commercial Trust REIT	2,035	30,545
Post Properties, Inc. REIT	2,048	93,594
Potlatch Corporation	2,078	91,058
PS Business Parks, Inc. REIT	823	58,194
RAIT Financial Trust	2,672	92,131
Ramco-Gershenson Properties REIT	1,412	53,854
Rayonier, Inc. REIT	3,937	161,614
Realty Income Corporation REIT	5,130	142,101

Reckson Associates Realty Corporation REIT	3,963	$180,713
Redwood Trust, Inc. REIT	1,229	71,380
Regency Centers Corporation REIT	3,366	263,120
Republic Property Trust REIT	1,350	15,579
Resource Capital Corporation	1,200	20,340
Saul Centers, Inc. REIT	882	48,678
Senior Housing Properties Trust REIT	4,186	102,473
SL Green Realty Corporation REIT	2,296	304,863
Sovran Self Storage, Inc. REIT	859	49,204
Spirit Finance Corporation REIT	4,580	57,113
St. Joe Company (The) †	3,717	199,120
Stewart Enterprises, Inc. Class A	4,116	25,725
Strategic Hotels & Resorts Inc.	3,760	81,930
Sun Communities, Inc. REIT	1,061	34,334
Sunstone Hotel Investors, Inc. REIT	2,677	71,556
Tanger Factory Outlet Centers REIT	1,690	66,045
Taubman Centers, Inc. REIT	2,574	130,914
Thornburg Mortgage, Inc. REIT †	5,679	142,713
Trustreet Properties, Inc. REIT	4,059	68,394
United Dominion Realty Trust, Inc. REIT	7,244	230,287
Universal Health Realty Income REIT	617	24,051
Urstadt Biddle Properties, Inc. REIT Class A	1,030	19,663
U-Store-It Trust REIT	2,170	44,594
Ventas, Inc. REIT	5,414	229,120
W.P. Carey & Company LLC	1,593	47,902
Washington REIT	1,835	73,400
Weingarten Realty Investors REIT	4,314	198,919
Winston Hotels, Inc. REIT	2,884	38,213
		15,031,231
Restaurants—1.1%
AFC Enterprises, Inc. *	1,000	17,670
Applebee’s International, Inc. †	3,615	89,182
Aramark Corporation Class B	6,224	208,193
Back Yard Burgers, Inc. *	1,698	8,915
Bob Evans Farms, Inc.	2,055	70,322
Brinker International, Inc.	6,752	203,640
Buffalo Wild Wings, Inc. *†	560	29,792
Burger King Holdings, Inc. *	1,290	27,219
CEC Entertainment, Inc. *	1,994	80,259
CKE Restaurants, Inc.	3,046	56,046
California Pizza Kitchen, Inc. *	970	32,311
CBRL Group, Inc.	1,879	84,104
Cheesecake Factory (The) *	3,914	96,284
Chipotle Mexican Grill, Inc. Class A *†	1,422	81,054
Cosi, Inc. *	3,120	15,881
Domino’s Pizza, Inc.	2,750	77,000
IHOP Corporation	1,079	56,863
Jack in the Box, Inc. *	1,878	114,633
Krispy Kreme Doughnuts, Inc. *†	2,574	28,571
Landry’s Restaurants, Inc.	1,254	37,733
Luby’s, Inc. *	3,380	36,808
O’Charley’s, Inc. *	1,092	23,238
OSI Restaurant Partners, Inc.	3,710	145,432
Papa John’s International, Inc. *	1,581	45,865
PF Chang’s China Bistro, Inc. *†	1,340	51,429
Rare Hospitality International, Inc. *	2,025	66,683
Red Robin Gourmet Burgers, Inc. *	693	24,844

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Ruby Tuesday, Inc.	†	2,801	$76,859
Sonic Corporation	*	3,399	81,406
Steak N Shake Company (The)	*	2,198	38,685
Texas Roadhouse, Inc. Class A	*	2,820	37,393
Triarc Companies Class B		2,886	57,720
			2,102,034
Retailers—2.2%
1-800-FLOWERS.COM, Inc.	*	2,113	13,016
99 Cents Only Stores	*	2,727	33,188
AC Moore Arts & Crafts, Inc.	*†	877	19,005
Advance Auto Parts, Inc.		5,595	198,958
Alloy, Inc.	*	462	5,318
BJ’s Wholesale Club, Inc.	*	3,379	105,121
Barnes & Noble, Inc.		2,855	113,372
Bell Microproducts, Inc.	*	1,576	11,111
Big 5 Sporting Goods Corporation		1,072	26,178
Blair Corporation		306	10,022
Blue Nile, Inc.	*†	780	28,774
Bluefly, Inc.	*	2,341	2,996
Bombay Company, Inc. (The)	*	2,630	3,366
Borders Group, Inc.	†	3,582	80,058
Build-A-Bear Workshop, Inc.	*†	960	26,899
CSK Auto Corporation	*	1,990	34,129
Cabela’s, Inc. Class A	*†	2,190	52,845
Casey’s General Stores, Inc.		2,409	56,732
Cash America International, Inc.		1,831	85,874
Central Garden & Pet Company	*	1,385	67,062
CKX, Inc.	*	4,120	48,328
Coldwater Creek, Inc.	*	2,863	70,201
Cost Plus, Inc./California	*†	2,725	28,068
dELIA*s, Inc.	*	2,555	26,802
Design Within Reach, Inc.	*†	1,210	5,965
Dick’s Sporting Goods, Inc.	*†	1,632	79,952
Dollar Tree Stores, Inc.	*	5,591	168,289
Drugstore.Com, Inc.	*	3,800	13,908
Ezcorp, Inc.	*	3,000	48,750
Fastenal Company		7,018	251,806
Foot Locker, Inc.		8,181	179,409
Forward Industries, Inc.-N Y	*	630	2,640
Fred’s, Inc.	†	1,781	21,443
GameStop Corporation Class A	*†	2,714	149,569
GameStop Corporation Class B	*	1,034	56,622
GSI Commerce, Inc.	*†	1,470	27,563
Guitar Center, Inc.	*	1,300	59,098
Hancock Fabrics, Inc.	*†	1,321	4,544
Haverty Furniture Companies, Inc.		2,301	34,055
Hibbett Sporting Goods, Inc.	*	1,926	58,801
Jo-Ann Stores, Inc.	*	1,266	31,144
Kenneth Cole Productions, Inc. Class A		956	22,934
Kirkland’s, Inc.	*	833	4,182
K-Swiss, Inc. Class A		1,706	52,442
Longs Drug Stores Corporation		1,508	63,909
MarineMax, Inc.	*†	800	20,744
Marvel Entertainment, Inc.	*†	3,010	80,999
Men’s Wearhouse, Inc.		2,347	89,796
Movie Gallery, Inc.	*	5,886	20,719
MSC Industrial Direct Company Class A		2,332	91,298
Nitches, Inc.	*†	2,850	17,898
Nutri/System, Inc.	*†	1,520	96,353
O’Reilly Automotive, Inc.	*†	5,604	179,664
Overstock.com, Inc.	*†	771	12,182
PC Connection, Inc.	*	855	12,680

Petsmart, Inc.		7,244	$209,062
Pier 1 Imports, Inc.	†	3,763	22,390
Priceline.com, Inc.	*†	1,549	67,552
Restoration Hardware, Inc.	*	2,795	23,785
Retail Ventures, Inc.	*†	1,372	26,123
Rite Aid Corporation	*†	25,793	140,314
Saks, Inc.		6,702	119,430
School Specialty, Inc.	*†	1,184	44,388
Sharper Image Corporation	*†	649	6,003
Stamps.com, Inc.	*	1,050	16,538
Stein Mart, Inc.		1,591	21,097
Stride Rite Corporation		2,389	36,026
Systemax, Inc.	*†	1,358	23,697
Trans World Entertainment Corporation	*	1,932	12,713
Tuesday Morning Corporation		1,816	28,239
Tweeter Home Entertainment Group, Inc.	*	1,129	2,393
Valuevision Media, Inc. Class A	*	1,742	22,890
Williams-Sonoma, Inc.	†	4,938	155,251
Zale Corporation	*	2,152	60,708
			4,145,380
Social Services—0.0%
Bright Horizons Family Solutions, Inc.	*	1,210	46,779
Res-Care, Inc.	*	1,222	22,179
			68,958
Telephone Systems—1.6%
Adtran, Inc.		3,507	79,609
Alaska Communications Systems Group, Inc.		2,850	43,292
Audiovox Corporation Class A	*	1,218	17,162
Brightpoint, Inc.	*	3,031	40,767
Centennial Communications Corporation		1,166	8,384
Cincinnati Bell, Inc.	*	12,616	57,655
Commonwealth Telephone Enterprises, Inc.		1,499	62,748
Covad Communications Group, Inc.	*	13,041	17,997
D&E Communications, Inc.		1,712	21,657
Deltathree, Inc.	*	2,553	3,217
Dobson Communications Corporation Class A	*	8,796	76,613
Equinix, Inc.	*†	1,343	101,558
FiberTower Corp.	*†	1,550	9,114
General Communication Class A	*	2,517	39,592
Global Crossing, Ltd. (Bermuda)	*†	1,360	33,388
Global Payments, Inc.		4,120	190,756
Hickory Tech Corporation		652	4,662
IDT Corporation	*	679	9,187
IDT Corporation Class B	*	2,900	37,932
Iowa Telecommunications Services, Inc.		1,475	29,072
iPCS, Inc.	*	570	31,555
j2 Global Communications, Inc.	*†	2,554	69,597
LCC International, Inc. Class A	*	1,000	4,220
Leap Wireless International, Inc.	*	2,250	133,808
Level 3 Communications, Inc.	*†	52,698	295,109
Lightbridge, Inc.	*	1,288	17,440
Mastec, Inc.	*	2,049	23,645
NeuStar, Inc. Class A	*†	3,490	113,216
NII Holdings, Inc. Class B	*†	7,470	481,367
North Pittsburgh Systems, Inc.		1,480	35,727
Novatel Wireless, Inc.	*	2,949	28,517
NTELOS Holdings Corporation	*	1,200	21,456

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
RCN Corporation	*	2,170	$65,426
Redback Networks, Inc.	*†	3,679	91,754
Rural Cellular Corporation Class A	*	1,266	16,635
SAVVIS, Inc.	*	1,078	38,495
SunCom Wireless Holdings, Inc. Class A	*	2,699	1,889
SureWest Communications		1,674	46,102
Telecommunication Systems, Inc.	*†	1,200	3,720
Telephone & Data Systems, Inc.		3,938	213,952
Telephone & Data Systems, Inc.		1,827	90,619
Time Warner Telecom, Inc. Class A	*	6,231	124,184
US Cellular Corporation	*	921	64,092
Wireless Facilities, Inc.	*	2,399	6,837
			2,903,724
Textiles, Clothing & Fabrics—1.0%
Albany International Corporation Class A		1,437	47,292
Brown Shoe Company, Inc.		1,664	79,439
Columbia Sportswear Company		630	35,091
CROCS, Inc.	*†	2,300	99,360
Culp, Inc.	*	888	4,573
Deckers Outdoor Corporation	*†	840	50,358
Genesco, Inc.	*†	1,421	53,003
Guess ?, Inc.	*	1,575	99,902
Gymboree Corporation	*	1,960	74,794
Hanesbrands, Inc.	*	4,400	103,928
Iconix Brand Group, Inc.	*	2,347	45,508
Interface, Inc. Class A	*	3,470	49,343
Kellwood Company		1,171	38,081
Mohawk Industries, Inc.	*†	2,811	210,431
Mothers Work, Inc.	*	684	26,943
Oxford Industries, Inc.		956	47,465
Phillips-Van Heusen Corporation		3,157	158,387
Polo Ralph Lauren Corporation		3,063	237,873
Quaker Fabric Corporation	*	2,550	3,009
Quiksilver, Inc.	*†	6,280	98,910
Skechers U.S.A., Inc. Class A	*	1,680	55,961
Sport-Haley, Inc.		1,043	5,059
Steven Madden Ltd.		878	30,809
Tag-It Pacific, Inc.	*	1,335	1,375
Tarrant Apparel Group	*	1,107	1,627
Timberland Company Class A	*	2,529	79,866
Warnaco Group, Inc. (The)	*	2,200	55,836
Wolverine World Wide, Inc.		3,299	94,087
			1,888,310
Transportation—2.4%
Alexander & Baldwin, Inc.	†	2,196	97,371
American Commercial Lines, Inc.	*†	1,453	95,186
Arctic Cat, Inc.		1,738	30,571
Arkansas Best Corporation		1,383	49,788
Arlington Tankers Ltd. (Bermuda)		1,590	37,158
Celadon Group, Inc.	*	1,972	33,031
CH Robinson Worldwide, Inc.	†	8,872	362,776
Con-way, Inc.		2,337	102,921
Dynamex, Inc.	*	760	17,754
Excel Maritime Carriers, Ltd. (Liberia)	*	1,400	20,454
Expedia, Inc.	*	13,936	292,377
Expeditors International Washington, Inc.		10,636	430,758
Fleetwood Enterprises, Inc.	*†	4,000	31,640
Florida East Coast Industries		1,093	65,143
Forward Air Corporation		1,912	55,314

Freightcar America, Inc.	†	600	$33,270
GATX Corporation		2,367	102,562
General Maritime Corporation		1,283	45,149
Genesee & Wyoming, Inc. Class A	*	2,371	62,215
Gulfmark Offshore, Inc.	*	1,000	37,410
Heartland Express, Inc.		2,824	42,416
Hertz Global Holdings Inc.	*	4,510	78,429
Hornbeck Offshore Services, Inc.	*	1,340	47,838
HUB Group, Inc. Class A	*	2,580	71,079
JB Hunt Transport Services, Inc.		5,323	110,559
Kansas City Southern	*†	3,954	114,587
Kirby Corporation	*	2,958	100,957
K-Sea Transportation Partners, LP		470	16,962
Laidlaw International, Inc.		4,039	122,907
Landstar System, Inc.		3,156	120,496
Martin Midstream Partners, LP	†	1,200	39,888
Old Dominion Freight Line, Inc.	*	1,783	42,917
OMI Corporation		3,339	70,687
Overseas Shipholding Group		1,338	75,329
P.A.M. Transportation Services, Inc.	*	1,139	25,081
Pacer International, Inc.		2,275	67,727
Polaris Industries, Inc.	†	2,090	97,875
Quality Distribution, Inc.	*	914	12,174
RailAmerica, Inc.	*	2,807	45,137
Royal Caribbean Cruises Ltd.		6,770	280,143
Rural/Metro Corporation	*	1,600	13,008
Saia, Inc.	*	902	20,935
Ship Finance International Ltd. (Bermuda)	†	1,800	42,768
Sirva, Inc.	*	1,337	4,653
Swift Transportation Company, Inc.	*	3,009	79,046
Teekay Shipping Corporation (Bahama Islands)		2,350	102,507
Thor Industries, Inc.	†	2,026	89,124
Trinity Industries, Inc.	†	4,071	143,299
UTI Worldwide, Inc. (Luxembourg)		4,810	143,819
US Shipping Partners, LP		1,660	31,125
Wabtec Corporation		2,487	75,555
Werner Enterprises, Inc.	†	2,916	50,972
West Marine, Inc.	*†	803	13,868
YRC Worldwide, Inc.	*†	2,928	110,473
			4,507,188
Water Companies—0.2%
American States Water Company		920	35,530
Aqua America, Inc.	†	7,059	160,804
California Water Service Group		965	38,986
Connecticut Water Service, Inc.		500	11,375
Middlesex Water Company		550	10,302
Pico Holdings, Inc.	*	970	33,727
SJW Corporation		1,012	39,225
Southwest Water Company		2,215	30,478
			360,427
TOTAL COMMON STOCKS
(Cost $125,410,193)			183,202,756

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
4.850%	03/08/2007	**
(Cost $252,664)			$255,000	252,664

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
RIGHTS—0.0%
Financial Services—0.0%
Affordable Residential Communities, LP Rights, Expires TBD	†‡	1,710	$1,510
Textiles, Clothing & Fabrics—0.0%
Mossimo, Inc. Rights, Expires TBD	*‡d	2,807	—
TOTAL RIGHTS
(Cost $—)			1,510

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Pegasus Wireless Corporation Warrants, Expires 08/11/2008	†‡d	200	—
(Cost $—)			—

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—19.5%
Bank & Certificate Deposits/ Offshore Time Deposits—18.8%
Abbey National PLC
5.280%	01/05/2007	††	$546,611	546,611
BancoBilbao Vizcaya Argentaria SA
5.310%	01/03/2007	††	546,611	546,611
Bank Of Nova Scotia
5.300%	02/27/2007	††	683,264	683,264
Bank Of Nova Scotia
5.290%	01/30/2007	††	273,306	273,306
Bank Of Nova Scotia
5.290%	02/06/2007	††	409,959	409,959
Barclays
5.320%	02/13/2007	††	273,306	273,306
Barclays
5.310%	02/20/2007	††	683,264	683,264
Barclays
5.300%	01/02/2007	††	683,264	683,264
Barton Capital LLC
5.300%	01/17/2007	††	273,306	273,306
Barton Capital LLC
5.300%	01/17/2007	††	409,959	409,959
Calyon
5.310%	02/16/2007	††	273,306	273,306
Calyon
5.300%	02/05/2007	††	819,917	819,917
Canadian Imperial Bank of Commerce
5.310%	01/29/2007	††	819,917	819,917
Charta LLC
5.300%	01/31/2007	††	535,231	535,231
CIESCO
5.310%	01/04/2007	††	355,858	355,858
Citigroup
5.310%	03/16/2007	††	273,306	273,306
Clipper Receivables Corp
5.300%	01/31/2007	††	273,306	273,306
Compass Securitization
5.300%	01/09/2007	††	409,959	409,959

Coupon Rate	Maturity Date		Face	Value
CRC Funding LLC
5.340%	01/23/2007	††	$136,653	$136,653
CRC Funding LLC
5.300%	01/10/2007	††	398,977	398,977
Credit Suisse First Boston Corporation
5.300%	01/05/2007	††	273,306	273,306
Credit Suisse First Boston Corporation
5.300%	01/12/2007	††	546,611	546,611
Dexia Group
5.290%	01/16/2007	††	683,264	683,264
Fairway Finance
5.300%	01/09/2007	††	327,967	327,967
Falcon Asset Securitization Corporation
5.340%	01/22/2007	††	273,306	273,306
Fortis Bank
5.320%	01/03/2007	††	273,306	273,306
Fortis Bank
5.300%	01/02/2007	††	273,306	273,306
Fortis Bank
5.300%	01/24/2007	††	956,570	956,570
Fortis Bank
5.300%	01/26/2007	††	1,093,223	1,093,223
General Electric Capital Corporation
5.300%	01/26/2007	††	546,611	546,611
Greyhawk Funding
5.310%	01/12/2007	††	273,306	273,306
HBOS Halifax Bank of Scotland
5.310%	03/14/2007	††	683,264	683,264
HBOS Halifax Bank of Scotland
5.300%	01/08/2007	††	273,306	273,306
Kitty Hawk Funding Corp
5.340%	01/10/2007	††	409,959	409,959
Lexington Parker Cap Comp
5.300%	01/05/2007	††	273,306	273,306
Liberty Street
5.310%	01/17/2007	††	273,306	273,306
Lloyds TSB Bank
5.300%	02/26/2007	††	273,306	273,306
Marshall & Ilsley Bank Corporation
5.300%	03/19/2007	††	273,306	273,306
Merrill Lynch & Co
5.300%	01/02/2007	††	4,782,850	4,782,850
Morgan Stanley & Co
5.300%	01/02/2007	††	3,350,972	3,350,972
Old Line Funding LLC
5.350%	01/04/2007	††	273,306	273,306
Paradigm Funding LLC
5.310%	01/17/2007	††	273,306	273,306
Park Avenue Receivables Corp
5.330%	01/18/2007	††	273,306	273,306
Rabobank Nederland
5.250%	01/02/2007	††	819,917	819,917
Ranger Funding
5.330%	02/08/2007	††	273,306	273,306
Ranger Funding
5.320%	01/04/2007	††	273,306	273,306
Royal Bank of Canada
5.310%	02/14/2007	††	546,611	546,611
Royal Bank of Scotland
5.310%	01/11/2007	††	273,306	273,306
Royal Bank of Scotland
5.290%	01/16/2007	††	409,959	409,959
Royal Bank of Scotland
5.290%	02/09/2007	††	273,306	273,306
Royal Bank of Scotland
5.280%	01/11/2007	††	683,264	683,264
Sheffiled Receivables Corp
5.360%	01/11/2007	††	409,959	409,959

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Mid/Small
Company Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Sheffiled Receivables Corp
5.300%	01/12/2007	††	$273,306	$273,306
Societe Generale
5.310%	01/02/2007	††	683,264	683,264
Societe Generale
5.290%	02/01/2007	††	683,264	683,264
Societe Generale
5.270%	01/19/2007	††	683,264	683,264
Svenska Handlesbanken
5.250%	01/02/2007	††	313,657	313,657
Three Pillars Funding LLC
5.380%	01/02/2007	††	408,937	408,937
UBS AG
5.300%	01/04/2007	††	273,306	273,306
UBS AG
5.290%	01/02/2007	††	546,611	546,611
Variable Funding Capital Co
5.310%	02/02/2007	††	273,306	273,306
Variable Funding Capital Co
5.290%	01/04/2007	††	273,306	273,306
Yorktown Capital LLC
5.330%	01/16/2007	††	273,306	273,306
Yorktown Capital LLC
5.300%	01/10/2007	††	273,306	273,306
				34,935,316
Floating Rate Instruments/Master Notes—0.7%
Bank of America
5.310%	07/10/2007	††	683,264	683,264
Bank of America
5.270%	01/09/2007	††	546,611	546,611
				1,229,875
TOTAL CASH EQUIVALENTS
(Cost $36,165,191)				36,165,191

REPURCHASE AGREEMENTS—1.3%
IBT Repurchase Agreement dated 12/29/06 due 01/02/07 with a maturity value of $2,449,509 and an effective yield of 4.65% collateralized by a U.S. Government Agency Obligation with a rate of 8.625%, maturity date of 11/25/2026 and a market value of $2,570,656.			2,448,244	2,448,244
TOTAL INVESTMENTS—119.7%
(Cost $164,276,292)				222,070,365
Other assets less liabilities—(19.7%)				(36,506,939)
NET ASSETS—100.0%				$185,563,426

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

d	Security has no market value at 12/31/2006.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—93.0%
Australia—5.2%
ABC Learning Centres Ltd.	3,700	$24,425
AGL Energy Ltd. *	4,722	60,205
Alinta Ltd.	5,469	50,939
Alumina Ltd.	13,786	68,706
Amcor Ltd.	11,838	67,544
AMP Ltd.	23,644	187,527
Ansell Ltd.	1,154	10,217
APN News & Media Ltd.	3,565	16,966
Aristocrat Leisure Ltd.	3,724	46,484
ASX Ltd.	1,943	58,281
Australia & New Zealand Banking Group Ltd.	21,602	478,645
AXA Asia Pacific Holdings Ltd.	8,327	47,648
Babcock & Brown Ltd.	2,084	40,537
BHP Billiton Ltd.	41,179	817,616
BHP Steel Ltd.	8,903	60,270
Billabong International Ltd.	1,530	20,943
Boral Ltd.	7,953	47,606
Brambles Ltd. *	19,107	192,441
Caltex Australia Ltd.	1,090	19,720
Centro Properties Group	11,741	84,122
CFS Retail Property Trust	24,195	44,411
Challenger Financial Services Group Ltd.	5,236	16,936
Coca-Cola Amatil Ltd.	4,581	27,955
Cochlear Ltd.	767	34,944
Coles Group Ltd.	12,928	142,360
Commonwealth Bank of Australia	15,102	587,100
Commonwealth Property Office Fund	28,508	33,000
Computershare Ltd.	6,070	42,378
CSL Ltd.	2,368	121,670
CSR Ltd.	7,472	22,054
DB RREEF Trust	34,466	48,106
Downer EDI Ltd.	2,720	14,952
Foster’s Group Ltd.	25,941	141,220
Futuris Corporation Ltd.	5,023	7,769
General Property Trust	23,129	101,906
Goodman Fielder Ltd.	12,355	21,574
Harvey Norman Holdings Ltd.	10,998	32,850
Iluka Resources Ltd.	1,488	7,775
ING Industrial Fund	16,122	30,022
Insurance Australia Group Ltd.	18,314	91,311
Investa Property Group	18,616	36,788
John Fairfax Holdings Ltd.	15,270	58,048
Leighton Holdings Ltd.	2,521	40,099
Lend Lease Corporation Ltd.	4,621	66,988
Lion Nathan Ltd.	2,567	16,450
Macquarie Airports	7,384	20,908
Macquarie Bank Ltd.	3,075	190,802
Macquarie Communications Infrastructure Group	3,831	18,963
Macquarie Goodman Group	18,293	109,200
Macquarie Infrastructure Group	30,393	82,609
Macquarie Office Trust NPV	18,400	22,266
Mayne Group Ltd.	13,005	38,741
Mayne Pharma Ltd.	8,889	28,474
Meinl European Land Ltd. *	2,003	51,402
Mirvac Group	12,567	55,183
Multiplex Group	5,365	16,829
National Australia Bank Ltd.	18,841	598,812
Newcrest Mining Ltd.	4,108	84,933
OneSteel Ltd.	7,510	27,646
Orica Ltd.	3,258	62,179
Origin Energy Ltd.	7,198	46,717

Pacific Brands Ltd.	4,298	$8,826
Paladin Resources Ltd. *	5,044	35,207
PaperlinX Ltd.	3,665	11,303
Perpetual Limited	532	32,680
Publishing & Broadcasting Ltd.	2,360	39,492
QBE Insurance Group Ltd.	9,539	216,059
Qantas Airways Ltd.	11,295	46,476
Rinker Group Ltd.	11,649	164,642
Rio Tinto Ltd.	3,502	203,534
Santos Ltd.	7,219	56,085
Sonic Healthcare Ltd.	2,772	32,451
Stockland	15,258	99,291
Suncorp-Metway Ltd.	7,387	118,188
Sydney Roads Group	8,345	8,664
Tabcorp Holdings Ltd.	6,088	80,725
Tattersall’s Ltd.	6,296	19,354
Telstra Corporation Ltd.	29,611	96,599
Toll Holdings Ltd.	7,182	103,271
Transurban Group	12,213	73,208
Wesfarmers Ltd.	3,588	106,026
Westfield Group	17,430	287,639
Westpac Banking Corporation	21,709	413,503
Woodside Petroleum Ltd.	5,359	160,275
Woolworths Ltd.	14,060	264,387
WorleyParsons Ltd.	1,591	26,672
Zinifex Ltd.	5,122	75,365
		8,425,094
Austria—0.5%
Andritz AG	121	26,228
Boehler-Uddeholm	576	40,251
BWIN Interactive Entertainment *	266	5,616
Erste Bank der Oesterreichischen Sparkassen AG	2,025	155,043
Flughafen Wien AG	67	6,589
Immoeast AG *	2,964	41,617
IMMOFINANZ Immobilien Anlagen AG *	4,701	66,945
Mayr-Melnhof Karton AG	31	5,808
OMV AG	1,819	103,139
Raiffeisen International Bank Holding AG	400	60,820
RHI AG *	126	6,437
Telekom Austria AG	5,052	134,895
Verbund-Oesterreichische Elektrizitaetswirtschafts AG Class A	1,510	80,326
Voestalpine AG	924	52,088
Wiener Staedtische Allgemeine Versicherung AG	618	43,372
Wienerberger AG	783	46,442
		875,616
Belgium—1.2%
Agfa Gevaert NV	1,839	46,868
Barco NV	80	7,287
Bekaert NV	118	14,722
Belgacom SA	1,934	85,050
Cofinimmo	88	17,677
Colruyt SA	180	38,403
Compagnie Maritime Belge SA	135	5,814
Delhaize Group	943	78,432
Dexia	7,103	194,099
D’ieteren NV	21	7,468
Euronav SA Private Equity	162	4,840
Fortis	13,897	591,513
Groupe Bruxelles Lambert SA	896	107,457
Interbrew	2,088	137,382

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
KBC Groep NV	2,268	$277,636
Mobistar SA	449	38,252
Omega Pharma SA	155	11,664
Solvay SA	706	108,176
UCB SA †	1,051	72,022
Umicore	399	67,795
		1,912,557
Bermuda—0.1%
Cheung Kong Infrastructure Holdings Ltd.	5,000	15,490
Frontline Ltd.	465	14,961
Kerry Properties Ltd.	4,000	18,696
Noble Group Ltd.	26,000	18,574
Orient Overseas International Ltd.	2,200	13,966
SeaDrill Ltd. *	2,200	36,921
Yue Yuen Industrial Holdings	11,000	34,895
		153,503
Cayman Islands—0.1%
ASM Pacific Technology Ltd.	7,500	41,691
Foxconn International Holdings Ltd. *	28,000	91,309
Hutchison Telecommunications International Ltd. *	28,000	70,620
		203,620
Denmark—0.7%
A/S Dampskibsselskabet Torm	250	16,335
AP Moller-Maersk A/S	14	131,361
Bang & Olufsen A/S Class B	259	33,304
Codan A/S	175	16,971
Coloplast A/S Class B	274	24,725
Danisco A/S	452	38,411
Danske Bank A/S	5,013	222,149
DSV A/S	231	42,107
FLS Industries AS Class B	499	31,672
GN Store Nord	2,031	29,920
H. Lundbeck A/S	507	13,951
Jyske Bank *	625	44,211
NKT Holding A/S	179	15,791
Novo Nordisk A/S Class B	3,003	250,054
Novozymes A/S Class B	493	42,275
Ostasiatiske Kompagni	186	10,394
Sydbank A/S	700	33,392
Topdanmark A/S *	178	29,356
TrygVesta AS	350	26,634
Vestas Wind Systems A/S *†	2,556	107,568
William Demant Holding *	358	28,991
		1,189,572
Finland—1.4%
Amer Group	1,534	33,752
Cargotec Corp.	332	18,391
Elisa Oyj Class A	1,951	53,347
Fortum Oyj	5,290	150,233
KCI Konecranes Oyj	396	11,615
Kesko Oyj Class B	722	38,084
Kone Oyj	924	52,250
Metso Oyj	1,526	76,836
Neste Oil Oyj	1,572	47,635
Nokia Oyj	48,728	989,487
Nokian Renkaat Oyj	1,550	31,657
OKO Bank Class A	1,100	18,398
Orion Oyj *	1,592	34,548

Outokumpu Oyj	1,269	$49,468
Rautaruukki Oyj	940	37,232
Sampo Oyj	4,349	116,150
SanomaWSOY Oyj Class B	750	21,091
Stora Enso Oyj Class R	7,246	114,248
Tietoenator Oyj †	743	23,898
UPM-Kymmene Oyj	6,270	157,963
Uponor Oyj	1,125	41,933
Wartsila Oyj Class B	877	47,031
YIT Oyj	1,800	49,619
		2,214,866
France—8.9%
Accor SA	2,533	195,859
Air France	924	38,788
Air Liquide	1,343	318,201
Alcatel-Lucent †	25,045	357,305
Alstom *	1,236	166,812
Atos Origin *	849	50,202
AXA	20,005	806,402
BNP Paribas	10,004	1,088,281
Bouygues SA	2,545	162,941
Business Objects SA *	1,011	39,657
Cap Gemini SA	1,507	94,282
Carrefour SA	6,971	421,902
Casino Guichard Perrachon SA	537	49,778
Cie Generale D’Optique Essilor International SA	1,018	109,287
CNP Assurances	645	71,806
Compagnie de Saint-Gobain	3,782	316,888
Credit Agricole SA	7,176	300,793
Dassault Systemes SA	693	36,633
France Telecom SA	20,188	556,971
Gaz de France †	2,030	93,187
Gecina SA	146	27,944
Groupe Danone	2,778	420,083
Hermes International	747	93,380
Imerys SA	411	36,521
Klepierre	330	62,210
LVMH Moet Hennessy Louis Vuitton SA	2,912	306,318
Lafarge SA	1,872	278,254
Lagardere S.C.A.	1,626	130,579
L’Oreal SA	3,416	341,458
M6-Metropole Television	680	24,257
Michelin (C.G.D.E.) Class B	1,678	160,282
Neopost SA	339	42,529
PagesJaunes SA	1,314	26,113
Pernod-Ricard SA	924	211,827
Peugeot SA	1,790	118,511
Pinault-Printemps-Redoute SA	764	113,909
Publicis Groupe	1,500	63,183
Renault SA	2,268	271,561
Safran SA †	2,404	55,614
Sanofi-Aventis	140	12,913
Sanofi-Synthelabo SA	11,994	1,105,817
Schneider Electric SA	2,724	301,459
SCOR	11,902	35,142
Societe BIC SA	239	16,629
Societe Des Autoroutes Paris-Rhin-Rhone	300	23,920
Societe Generale Class A	4,391	742,801
Societe Television Francaise[1] †	1,527	56,587
Sodexho Alliance SA	1,152	72,157
Suez SA *	880	12
Suez SA †	12,052	622,869
Technip SA †	1,199	82,239
Thales SA	965	48,025

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Thomson	2,856	$55,782
Total SA	25,858	1,860,611
Unibail †	520	126,814
Valeo SA	731	30,367
Vallourec SA	517	149,401
Veolia Environment	3,563	271,719
Vinci SA †	2,528	322,187
Vivendi Universal SA	13,739	535,862
Zodiac SA	569	38,152
		14,571,973
Germany—6.7%
Adidas AG	2,749	136,910
Allianz AG	5,175	1,051,818
Altana AG	900	55,704
BASF AG	5,848	568,442
Bayer AG	8,635	461,148
Beiersdorf AG	525	33,944
Bilfinger Berger AG	720	52,477
Carlsberg AS Class B	420	41,591
Celesio AG	958	51,227
Commerzbank AG	7,477	282,726
Continental AG	1,512	175,155
DaimlerChrysler AG	10,938	671,946
Deutsche Bank AG	6,188	822,069
Deutsche Boerse AG	1,253	230,246
Deutsche Lufthansa AG	2,194	60,113
Deutsche Post AG	9,144	275,250
Deutsche Postbank AG	707	59,554
Deutsche Telekom AG	33,928	616,621
Douglas Holding AG	278	14,353
Fresenius Medical Care AG & Co. KGaA	715	95,087
Heidelberger Druckmaschinen	810	38,200
Hochtief AG	500	36,345
Hypo Real Estate Holding	1,499	94,055
Infineon Technologies AG *	8,989	126,130
IVG Immobilien AG	1,163	49,779
KarstadtQuelle AG *†	920	26,509
Linde AG	1,442	148,577
MAN AG	1,482	133,371
Merck AG	736	76,196
Metro AG	1,598	101,633
MLP AG	575	11,351
Muenchener Rueckversicherungs AG	2,349	402,930
Premiere AG *	870	14,583
Puma AG Rudolf Dassler Sport	131	50,865
Rheinmetall AG	390	29,513
RWE AG	5,278	578,816
Salzgitter AG	432	55,966
SAP AG	10,516	557,670
Siemens AG	10,062	987,451
Solarworld AG †	380	23,681
Suedzucker AG	694	16,744
ThyssenKrupp AG	4,492	210,638
TUI AG †	2,646	52,772
E.ON AG	7,461	1,007,532
Volkswagen AG †	2,050	232,273
Wincor Nixdorf AG	150	23,173
		10,843,134

Gibraltar—0.0%
PartyGaming PLC	10,700	$6,629
Greece—0.5%
Alpha Bank AE	3,694	111,368
Coca Cola Hellenic Bottling Company SA	940	36,674
Cosmote Mobile Communications SA	860	25,378
EFG Eurobank Ergasias SA	2,394	86,492
Folli-Follie SA	100	3,939
Hellenic Petroleum SA	890	12,205
Hellenic Technodomiki Tev SA	480	5,346
Hellenic Telecommunications Organization SA *	3,314	99,142
Intracom Holdings SA *	500	3,373
National Bank of Greece SA	5,563	255,155
OPAP SA	2,330	89,976
Piraeus Bank SA	1,875	60,255
Public Power Corporation	810	20,479
Technical Olympic SA	500	1,669
Titan Cement Company SA	500	27,161
Viohalco	930	11,550
		850,162
Hong Kong—1.5%
Bank of East Asia Ltd.	14,200	80,146
BOC Hong Kong Holdings Ltd.	46,500	125,922
Cathay Pacific Airways Ltd.	18,000	44,267
Cheung Kong Holdings Ltd.	16,000	196,517
CLP Holdings Ltd.	19,000	140,224
Esprit Holdings Ltd.	11,500	128,072
Giordano International Ltd.	10,000	5,445
Hang Lung Properties Ltd.	27,000	67,724
Hang Seng Bank Ltd.	7,600	103,748
Henderson Land Development	10,000	55,738
Hong Kong & China Gas	46,000	103,413
Hong Kong Exchanges and Clearing Ltd.	12,000	131,344
Hong Kong Electric Holdings	14,500	70,892
Hopewell Holdings Ltd.	11,000	38,500
Hutchison Whampoa Ltd.	24,000	243,276
Hysan Development Company Ltd.	7,000	18,296
Johnson Electric Holdings Ltd.	10,000	6,841
Kingboard Chemicals Holdings Company Ltd.	11,000	43,188
Li & Fung Ltd.	25,600	79,471
Link REIT	25,000	51,367
Melco International Development	7,000	16,567
MTR Corporation	18,000	45,193
New World Development Ltd.	26,600	53,304
PCCW Ltd.	58,000	35,258
Shangri-La Asia Ltd.	18,000	46,296
Shun TAK Holdings Ltd.	12,000	18,300
Sino Land Company	16,000	37,206
Sun Hung Kai Properties Ltd.	16,000	183,236
Swire Pacific Ltd. Class A	11,500	123,294
Techtronic Industries Company	14,500	18,742
Television Broadcasts Ltd.	5,000	30,531
Wharf Holdings Ltd.	13,000	47,932
Wing Hang Bank Ltd.	2,000	23,470
		2,413,720

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Ireland—0.9%
Allied Irish Banks PLC	10,632	$317,318
Bank of Ireland	12,312	283,481
C&C Group PLC	2,127	37,774
C&C Group PLC	2,580	45,769
CRH PLC	6,618	275,262
DCC PLC	1,555	52,818
Depfa Bank PLC	4,066	72,599
Elan Corporation PLC *	5,136	74,432
Fyffes PLC	2,423	5,710
Grafton Group PLC *	2,898	48,318
Greencore Group PLC	5,146	31,868
IAWS Group PLC	1,896	48,566
Independent News & Media PLC	7,139	28,353
Kerry Group PLC Class A	1,659	41,433
Kingspan Group PLC	2,308	61,193
Paddy Power PLC	684	13,582
		1,438,476
Italy—3.6%
Alleanza Assicurazioni SpA	4,024	53,614
Arnoldo Mondadori Editore SpA	910	9,501
Assicurazioni Generali SpA	11,529	504,885
Autogrill SpA	999	18,333
Autostrade SpA	3,338	95,769
Banca Intesa SpA	47,466	365,540
Banca Intesa SpA	9,818	71,502
Banca Monte dei Paschi di Siena SpA	13,134	84,808
Banca Popolare di Milano Scrl	5,753	99,487
Banche Popolari Unite Scrl	3,586	98,353
Banco Popolare di Verona e Novara Scrl †	4,339	124,301
Benetton Group SpA	478	9,108
Bulgari SpA	2,013	28,491
Capitalia SpA	19,402	183,063
Enel SpA †	51,118	526,826
ENI SpA †	31,404	1,056,242
Fiat SpA *	6,536	124,685
Finmeccanica SpA	3,806	102,904
Fondiaria-Sai SpA	790	37,686
Gruppo Editoriale L’Espresso SpA	1,158	6,285
Italcementi SpA	992	27,919
Lottomatica SpA	894	37,109
Luxottica Group SpA	1,738	53,273
Mediaset SpA	10,373	122,840
Mediobanca SpA	6,309	148,648
Mediolanum SpA	3,095	25,162
Pirelli & C SpA	36,491	36,279
SanPaolo IMI SpA	13,164	305,481
Seat Pagine Gialle SpA	42,682	25,382
Snam Rete Gas SpA	9,347	52,958
Telecom Italia RNC	69,238	175,333
Telecom Italia SpA	128,929	388,422
Terna SpA	10,701	36,219
Tiscali SpA *	1,909	6,361
UniCredito Italiano SpA †	93,081	813,661
		5,856,430
Japan—21.1%
77 Bank Ltd. (The)	3,000	18,994
Access Co. Ltd. *	2	9,194
Acom Company Ltd.	960	32,168
Aderans Company Ltd.	500	12,393
Advantest Corporation	1,800	103,177

Aeon Company Ltd.	7,600	$164,355
Aeon Credit Service Company Ltd.	900	17,043
Aiful Corporation	825	23,131
Aisin Seiki Company Ltd.	2,300	77,104
Ajinomoto Company, Inc.	6,000	79,299
Alfresa Holdings Corporation	200	12,095
All Nippon Airways Company Ltd.	6,000	21,194
Alps Electric Company Ltd.	2,000	21,675
Amada Company Ltd.	5,000	52,932
Amano Corporation	1,000	12,536
Aoyama Trading Company Ltd.	1,000	29,995
Arrk Corp.	700	10,491
Asahi Breweries Ltd.	5,400	86,281
Asahi Glass Company Ltd.	11,000	131,807
Asahi Kasei Corporation	14,000	91,776
Asatsu-DK, Inc.	200	6,340
Asics Corp.	4,000	50,168
Astellas Pharma, Inc.	6,575	298,007
Autobacs Seven Company Ltd.	200	7,304
Bank of Fukuoka Ltd.	7,000	50,914
Bank of Kyoto Ltd. (The)	4,000	37,206
Bank of Yokohama Ltd. (The)	16,000	124,944
Benesse Corporation	900	34,293
Bridgestone Corporation	7,900	176,276
Canon Marketing Japan Inc.	900	20,429
Canon, Inc.	12,600	709,293
Casio Computer Company Ltd.	2,400	54,405
Central Glass Company Ltd.	2,000	11,447
Central Japan Railway Company	19	195,802
Chiba Bank Ltd. (The)	9,000	75,949
Chiyoda Corp.	2,000	39,093
Chubu Electric Power Company, Inc.	8,000	239,014
Chugai Pharmaceutical Company Ltd.	3,200	65,872
Circle K Sunkus Company Ltd.	300	5,323
Citizen Watch Company Ltd.	4,700	35,870
Coca-Cola West Japan Company Ltd.	1,200	27,784
COMSYS Holdings Corporation	1,000	11,047
Credit Saison Company Ltd.	2,400	82,432
CSK Corp.	800	34,083
KDDI Corporation	30	203,633
Dai Nippon Printing Company Ltd.	9,000	138,740
Daicel Chemical Industries Ltd.	3,000	21,171
Daido Steel Co. Ltd.	3,000	19,911
Daifuku Co. Ltd.	1,000	15,765
Daiichi Sankyo Co. Ltd.	8,902	277,652
Daikin Industries Ltd.	2,800	97,229
Daimaru, Inc.	4,000	54,252
Dainippon Ink & Chemical, Inc.	6,000	23,384
Dainippon Screen Manufacturing Company Ltd.	2,000	17,934
Daito Trust Construction Company Ltd.	900	41,312
Daiwa House Industry Company Ltd.	6,000	103,966
Daiwa Securities Group, Inc.	16,000	179,053
Denki Kagaku Kogyo KK	6,000	24,895
Denso Corporation	5,900	233,910
Dentsu, Inc.	22	64,505
Dowa Mining Company Ltd.	3,000	25,695
E*Trade Securities Co. Ltd.	25	23,705
eAccess Ltd.	19	10,696
East Japan Railway Company	40	266,600
Ebara Corporation	5,000	19,134
EDION Corp.	900	13,338

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Eisai Company Ltd.	2,800	$153,799
Electric Power Development Company	1,840	80,955
Elpida Memory, Inc. *	1,500	82,370
Familymart Company Ltd.	600	16,308
Fanuc Ltd.	2,100	206,072
Fast Retailing Company Ltd.	600	57,155
Fuji Electric Holdings Company Ltd.	7,000	37,887
Fuji Soft ABC, Inc.	200	4,745
FUJIFILM Holding Corp.	5,400	222,388
Fujikura Ltd.	4,000	35,160
Fujitsu Ltd.	21,000	164,524
Furukawa Electric Company Ltd. (The)	8,000	50,161
Glory Ltd.	800	14,035
Goodwill Group, Inc. (The)	12	9,773
Gunma Bank Ltd.	5,000	30,054
Gunze Ltd.	2,000	10,040
Hakuhodo DY Holdings, Inc.	200	12,984
Hankyu Department Stores, Inc.	1,000	8,323
Hankyu Holdings, Inc.	13,600	77,308
Haseko Corp. *	8,000	28,545
Hikari Tsushin, Inc.	200	8,774
Hino Motors Ltd.	2,000	10,256
Hirose Electric Company Ltd.	330	37,418
Hitachi Cable Ltd.	1,000	5,614
Hitachi Chemical Company Ltd.	900	24,797
Hitachi Construction Machinery Company Ltd.	1,000	26,851
Hitachi Credit Corporation	400	7,621
Hitachi High-Technologies Corp.	700	20,761
Hitachi Ltd.	39,000	242,896
Hokkaido Electric Power Company, Inc.	1,800	45,965
Hokugin Financial Group, Inc.	19,000	69,507
Honda Motor Company Ltd.	18,300	722,195
House Foods Corporation	500	8,235
Hoya Corporation	5,100	198,757
Ibiden Co. Ltd.	1,600	80,466
Index Holdings	9	5,270
Inpex Holdings, Inc. *	10	82,138
Isetan Company Ltd.	2,100	37,812
Ishikawajima-Harima Heavy Industries Company Ltd.	11,000	37,132
Ito En Ltd.	800	24,382
Itochu Corporation	19,000	155,724
Itochu Techno-Science Corporation	300	15,947
Jafco Company Ltd.	400	19,737
Japan Airlines System Corporation *†	14,000	24,908
Japan Prime Realty Investment Corp. REIT	5	18,151
Japan Real Estate Investment Corporation REIT	6	64,472
Japan Retail Fund Investment Corporation REIT	4	32,584
Japan Steel Works Ltd. (The)	4,000	31,237
Japan Tobacco, Inc.	54	260,974
JFE Holdings, Inc.	6,700	344,455
JGC Corporation	3,000	51,466
Joyo Bank Ltd.	9,000	49,660
JSR Corporation	2,300	59,542
JTEKT Corporation	2,000	42,333
Kajima Corporation	9,000	39,400

Kaken Pharmaceutical Company Ltd.	1,000	$7,798
Kamigumi Company Ltd.	5,000	40,917
Kaneka Corporation	3,000	27,257
Kansai Electric Power Company, Inc. (The)	9,500	255,708
Kansai Paint Company Ltd.	2,000	15,839
Kao Corporation	6,000	161,445
Katokichi Company Ltd.	900	7,296
Kawasaki Heavy Industries Ltd.	19,000	71,161
Kawasaki Kisen Kaisha Ltd.	6,000	46,893
Keihin Electric Express Railway Company Ltd. †	7,000	48,199
Keio Electric Railway Company Ltd.	5,000	32,348
Keisei Electric Railway Co. Ltd.	2,000	11,356
Keyence Corporation	430	106,127
Kikkoman Corporation	2,000	24,120
Kinden Corporation	1,000	8,090
Kinki Nippon Railway Company Ltd.	19,000	55,315
Kirin Brewery Company Ltd.	9,000	141,395
KK DaVinci Advisors *	13	12,883
Kobe Steel Ltd.	33,000	112,898
Kokuyo Company Ltd.	700	11,059
Komatsu Ltd.	11,000	222,611
Komori Corporation	430	8,008
Konami Corporation	1,200	36,297
Konica Minolta Holdings, Inc. *	5,500	77,610
Kose Corporation	400	12,088
Kubota Corporation	15,000	138,897
Kuraray Company Ltd.	4,000	47,175
Kurita Water Industries Ltd.	1,500	32,349
Kyocera Corporation	1,800	170,137
Kyowa Hakko Kogyo Company Ltd.	3,000	25,636
Kyushu Electric Power Company, Inc.	4,200	110,744
Lawson, Inc.	500	17,887
Leopalace21 Corporation	1,400	44,715
Mabuchi Motor Company Ltd.	400	23,763
Makita Corporation	1,000	30,646
Marubeni Corporation	18,000	91,185
Marui Company Ltd.	4,000	46,564
Matsui Securities Co. Ltd.	1,100	8,348
Matsumotokiyoshi Company Ltd.	300	6,650
Matsushita Electric Industrial Company Ltd.	23,000	461,126
Matsushita Electric Works Ltd.	4,000	46,380
Mediceo Paltac Holdings Company Ltd.	2,100	39,737
Meiji Dairies Corporation	2,000	15,718
Meiji Seika Kaisha Ltd.	5,000	23,900
Meitec Corporation	300	9,091
Millea Holdings, Inc.	8,700	308,100
Minebea Company Ltd.	3,000	20,917
Mitsubishi Chemical Holdings Corp.	14,000	88,144
Mitsubishi Corporation	16,300	306,218
Mitsubishi Electric Corporation	24,000	218,671
Mitsubishi Estate Company Ltd.	14,000	361,706
Mitsubishi Gas Chemical Company, Inc.	4,000	41,846
Mitsubishi Heavy Industries Ltd.	40,000	181,453
Mitsubishi Logistics Corporation	1,000	15,463
Mitsubishi Materials Corporation	12,000	45,014
Mitsubishi Rayon Company Ltd.	5,000	33,558
Mitsubishi UFJ Financial Group, Inc.	101	1,252,828

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Mitsubishi UFJ Securities Company Ltd.	3,000	$33,360
Mitsui & Company Ltd.	19,000	284,658
Mitsui Chemicals, Inc.	8,000	61,498
Mitsui Engineering & Shipbuilding Company Ltd.	12,000	38,975
Mitsui Fudosan Company Ltd.	10,000	243,611
Mitsui Mining & Smelting Company Ltd.	6,000	30,047
Mitsui O.S.K. Lines Ltd.	13,000	128,381
Mitsui Sumitomo Insurance Company Ltd.	15,000	163,610
Mitsui Trust Holdings, Inc.	9,000	102,809
Mitsukoshi Ltd.	6,000	28,044
Mitsumi Electric Company Ltd.	1,700	37,340
Mizuho Financial Group, Inc.	113	805,924
Murata Manufacturing Company Ltd.	2,500	168,667
NEC Corporation	27,000	129,453
NTT DoCoMo, Inc.	224	354,397
Namco Bandai Holdings, Inc.	2,250	33,087
NEC Electronics Corporation *†	300	8,743
NET One Systems Company Ltd.	4	5,280
NGK Insulators Ltd.	3,000	46,378
NGK Spark Plug Company Ltd.	2,000	37,574
NHK Spring Co. Ltd.	2,000	20,974
Nichirei Company	2,000	11,200
Nidec Corporation	1,200	92,862
Nikko Cordial Corporation	9,500	108,933
Nikon Corporation	4,000	87,669
Nintendo Company Ltd.	1,200	310,627
Nippon Building Fund, Inc. REIT	5	66,391
Nippon Electric Glass Company Ltd.	3,000	62,898
Nippon Express Company Ltd.	9,000	49,236
Nippon Kayaku Company Ltd.	3,000	23,960
Nippon Light Metal Company Ltd.	3,000	7,687
Nippon Meat Packers, Inc.	2,000	21,797
Nippon Mining Holdings, Inc.	10,000	71,857
Nippon Oil Corporation	17,000	113,672
Nippon Sanso Corporation	2,000	17,959
Nippon Sheet Glass Company Ltd.	6,000	28,095
Nippon Shokubai Company Ltd.	1,000	10,643
Nippon Steel Corporation	73,000	418,750
Nippon Telegraph & Telephone Corporation	62	305,714
Nippon Unipac Holding	10	37,653
Nippon Yusen Kabushiki Kaisha	12,000	87,745
Nishimatsu Construction Company Ltd.	2,000	6,595
Nishi-Nippon City Bank Ltd. (The)	7,000	30,191
Nissan Chemical Industries Ltd.	2,000	24,820
Nissan Motor Company Ltd.	26,700	322,140
Nisshin Seifun Group, Inc.	2,200	22,701
Nisshin Steel Company Ltd.	15,000	55,615
Nisshinbo Industries, Inc.	4,000	41,405
Nissin Food Products Company Ltd.	1,100	40,738
Nitori Company Ltd.	300	12,982
Nitto Denko Corporation	1,900	94,901
NOK Corporation	1,100	21,690
Nomura Holdings, Inc.	19,500	367,816
Nomura Real Estate Office Fund, Inc. REIT	5	45,803
Nomura Research Institute Ltd.	270	39,115
NSK Ltd.	4,000	39,400
NTN Corporation	4,000	35,827
NTT Data Corporation	17	85,095
NTT Urban Development Corp.	10	19,327

Obayashi Corporation	6,000	$38,892
Obic Company Ltd.	100	20,723
Odakyu Electric Railway Company Ltd.	9,000	57,451
Oji Paper Company Ltd.	8,000	42,378
Oki Electric Industry Company Ltd.	4,000	8,876
Okuma Corp.	2,000	23,051
Okumura Corporation	2,000	9,859
Olympus Corporation	3,000	94,142
Omron Corporation	2,500	70,720
Onward Kashiyama Company Ltd.	2,000	25,493
Oracle Corporation	300	13,879
Oriental Land Company Ltd.	600	31,366
ORIX Corporation	1,080	313,152
Osaka Gas Company Ltd.	23,000	85,477
OSG Corp.	900	14,730
Otsuka Corp.	200	20,292
Park24 Co., Ltd.	1,200	15,340
Pioneer Corporation	2,000	27,377
Promise Company Ltd.	1,060	32,818
Q.P. Corporation	800	6,919
Rakuten, Inc. *	94	43,780
Resona Holdings, Inc. †	59	160,930
Ricoh Company Ltd.	8,000	162,902
Rinnai Corporation	300	8,957
Rohm Company Ltd.	1,200	119,368
Round One Corp.	4	11,798
Ryohin Keikaku Company Ltd.	500	38,256
Sanken Electric Company Ltd.	1,000	12,308
Sankyo Company Ltd.	600	33,118
Santen Pharmaceutical Company Ltd.	700	19,689
Sanwa Shutter Corporation	3,000	17,702
Sanyo Electric Company Ltd. *†	18,000	22,799
Sapporo Breweries Ltd. †	4,000	22,791
Sapporo Hokuyo Holdings, Inc.	3	28,949
SBI Holdings, Inc.	111	37,320
Secom Company Ltd.	2,500	129,420
Sega Sammy Holdings, Inc.	2,348	63,110
Seiko Epson Corporation	1,800	43,662
Seino Transportation Company Ltd.	4,000	37,601
Sekisui Chemical Company Ltd.	4,000	31,833
Sekisui House Ltd.	8,000	116,172
Seven & I Holdings Co. Ltd.	9,740	302,827
Sharp Corporation	12,000	206,303
Shimachu Company Ltd.	600	17,382
Shimamura Company Ltd.	200	22,912
Shimano, Inc.	1,000	29,022
Shimizu Corporation	10,000	49,918
Shin-Etsu Chemical Company Ltd.	4,600	307,017
Shinko Electric Industries	800	20,845
Shinko Securities Co. Ltd.	4,000	15,514
Shinsei Bank Ltd.	16,000	94,033
Shionogi & Company Ltd.	4,000	78,547
Shiseido Company Ltd.	4,000	86,582
Shizuoka Bank Ltd.	8,000	79,255
Shohkoh Fund & Company Ltd.	70	10,872
Showa Denko KK	12,000	46,023
Showa Shell Sekiyu KK	2,900	32,453
SMC Corporation	600	84,904
Softbank Corporation †	9,300	180,152
Sojitz Corporation *	4,400	13,360
Sompo Japan Insurance, Inc.	11,000	133,977
Sony Corporation	11,700	500,992
Stanley Electric Company Ltd.	2,500	49,938
Sumco Corp.	600	50,700
Sumitomo Bakelite Company Ltd.	2,000	13,811

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Sumitomo Chemical Company Ltd.	19,000	$147,012
Sumitomo Corporation	12,000	179,614
Sumitomo Electric Industries Ltd.	8,100	126,132
Sumitomo Heavy Industries Ltd.	7,000	73,349
Sumitomo Metal Industries Ltd.	51,000	221,400
Sumitomo Metal Mining Company Ltd.	6,000	76,944
Sumitomo Mitsui Financial Group, Inc.	72	737,081
Sumitomo Osaka Cement Company Ltd.	4,000	13,074
Sumitomo Realty & Development Company Ltd.	4,000	128,221
Sumitomo Rubber Industries, Inc.	1,900	24,506
Sumitomo Titanium Corp.	200	22,324
Sumitomo Trust & Banking Company Ltd. (The)	16,000	167,505
Suruga Bank Ltd. (The)	2,000	24,766
Suzuken Company Ltd.	960	36,089
T&D Holdings, Inc.	2,950	194,731
TDK Corporation	1,500	119,416
Taiheiyo Cement Corporation	15,000	58,738
Taisei Corporation	9,000	27,392
Taisho Pharmaceutical Company Ltd.	2,300	41,735
Taiyo Yuden Company Ltd.	1,000	17,667
Takara Holdings, Inc.	2,000	12,873
Takashimaya Company Ltd.	3,000	42,372
Takeda Pharmaceutical Company Ltd.	10,520	720,908
Takefuji Corporation	1,360	53,790
Tanabe Seiyaju Company Ltd.	4,000	52,301
Teijin Ltd.	8,000	49,248
Terumo Corporation	2,000	78,422
THK Company Ltd.	1,600	41,180
TIS, Inc.	300	7,101
Tobu Railway Company Ltd.	13,000	62,774
Toda Corporation	2,000	8,467
Toho Company Ltd.	1,200	21,624
Toho Titanium Co. Ltd.	300	15,751
Tohoku Electric Power Company, Inc.	4,800	119,962
Tokai Rika Co. Ltd.	700	17,793
Tokuyama Corp.	3,000	45,478
Tokyo Broadcasting System	200	6,663
Tokyo Electric Power Company, Inc. (The)	14,400	465,152
Tokyo Electron Ltd.	2,100	165,160
Tokyo Gas Company Ltd.	24,000	127,412
Tokyo Seimitsu Company Ltd.	400	18,856
Tokyo Steel Manufacturing Co. Ltd.	1,300	20,267
Tokyo Style Company Ltd.	1,000	10,802
Tokyo Tatemono Co. Ltd.	4,000	44,476
Tokyu Corporation	12,000	76,773
Tokyu Land Corporation	4,000	37,612
TonenGeneral Sekiyu KK †	3,000	29,691
Toppan Printing Company Ltd.	8,000	88,125
Toray Industries, Inc.	15,000	112,167
Toshiba Corporation	35,000	227,409
Tosoh Corporation	9,000	39,688
Tostem Inax Holding Corporation	2,900	60,977
Toto Ltd.	3,000	29,906
Toyo Seikan Kaisha Ltd.	1,600	26,467
Toyo Suisan Kaisha Ltd.	1,000	16,017
Toyobo Company Ltd.	4,000	12,070
Toyoda Gosei Company Ltd.	500	11,568

Toyota Industries Corporation	2,000	$91,847
Toyota Motor Corporation	34,200	2,288,615
Toyota Tsusho Corp.	2,900	77,571
Trend Micro, Inc. *†	1,000	29,330
Ube Industries Ltd.	9,000	25,790
Uni-Charm Corporation	500	29,690
Uniden Corp.	1,000	6,848
UNY Company Ltd.	2,000	26,076
Ushio, Inc.	1,000	20,529
USS Company Ltd.	200	13,018
Wacoal Corp.	1,000	13,589
West Japan Railway Company	20	85,367
Yahoo Japan Corporation	190	75,331
Yakult Honsha Company Ltd.	1,900	54,480
Yamada Denki Company Ltd.	1,100	93,358
Yamaha Corporation	2,000	42,366
Yamaha Motor Company Ltd.	1,800	56,574
Yamato Transport Company Ltd.	5,000	76,728
Yamazaki Baking Company Ltd.	1,000	9,705
Yaskawa Electric Corp.	2,000	23,116
Yokogawa Electric Corporation	3,400	53,815
Zeon Corporation	2,000	21,575
		34,484,096
Luxembourg—0.0%
Acergy SA *	2,569	49,014
Stolt-Nielsen S.A.	550	16,761
		65,775
Netherlands—4.6%
ABN AMRO Holding NV	21,691	695,360
ASML Holdings NV *	5,633	139,009
Aegon NV	17,506	332,195
Akzo Nobel NV	3,475	211,741
Buhrmann NV	1,100	16,319
Corio NV	518	42,276
Euronext NV	1,161	136,743
European Aeronautic Defense and Space Company †	3,741	128,355
Fugro NV	580	27,665
Getronics NV	1,442	11,655
Hagemeyer NV *†	5,005	25,296
Heineken NV	2,691	127,853
ING Groep NV	22,392	989,428
James Hardie Industries NV	6,561	49,319
Royal KPN NV	24,806	352,074
Koninklijke Ahold NV *	17,955	190,466
Koninklijke DSM	1,721	84,877
Koninklijke Philips Electronics NV	13,669	513,979
Mittal Steel Co., NV	8,247	347,609
Oce NV	599	9,788
Qiagen NV *†	1,474	22,632
Randstad Holding NV	644	44,405
Reed Elsevier NV	9,433	160,608
Rodamco Europe NV	666	88,435
Royal Dutch Shell PLC—Class A	44,562	1,554,215
Royal Numico NV	2,091	112,283
SBM Offshore NV	1,476	50,648
STMicroelectronics NV	8,732	161,204
TNT NV	4,758	204,530
Unilever NV	20,308	553,769
Vedior NV	2,203	45,541
Wereldhave NV	289	38,427
Wolters Kluwer NV	3,488	100,060
		7,568,764

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
New Zealand—0.2%
Auckland International Airport Ltd.	8,084	$12,464
Contact Energy Ltd.	5,052	29,597
Fisher & Paykel Appliances Holdings Ltd.	1,564	4,228
Fisher & Paykel Healthcare Corporation	8,610	25,831
Fletcher Building Ltd.	6,628	51,568
Sky City Entertainment Group Ltd.	7,479	27,097
Sky Network Television Ltd.	1,544	7,113
Telecom Corporation of New Zealand Ltd. †	26,923	91,029
Tower Ltd. *	994	1,546
Vector Ltd.	1,296	2,299
Warehouse Group Ltd.	1,485	7,514
		260,286
Norway—0.8%
Aker Kvaerner ASA	240	29,769
DET Norske Oljeselskap *†	7,200	13,188
DNB NOR ASA	7,678	108,650
Norsk Hydro ASA	8,040	248,187
Norske Skogindustrier ASA	2,416	41,456
Ocean RIG ASA *	2,400	17,597
Orkla ASA	2,473	139,468
Pan Fish ASA *	29,924	27,214
Petroleum Geo-Services ASA *	1,692	39,757
ProSafe ASA	3,100	44,003
Schibsted ASA	967	34,516
Statoil ASA †	7,959	209,576
Storebrand	3,803	48,157
Tandberg ASA	985	14,778
Tandberg Television ASA *†	1,050	13,099
Telenor ASA	8,800	164,909
TGS Nopec Geophysical Co. ASA *	1,200	24,756
Tomra Systems ASA	1,398	9,588
Yara International ASA	2,625	59,414
		1,288,082
Portugal—0.3%
Banco BPI SA	2,502	19,491
Banco Comercial Portugues SA Class R	28,942	106,817
Banco Espirito Santo SA	2,116	38,016
Brisa-Auto Estradas de Portugal SA	2,875	35,795
Cimpor Cimentos de Portugal SA	1,457	12,072
Electricidade de Portugal SA	20,948	106,152
Jeronimo Martins SGPS SA	1,346	30,186
Portugal Telecom SGPS SA	7,601	98,558
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	2,344	30,170
Sonae SGPS SA	18,467	36,747
		514,004
Singapore—0.8%
Allgreen Properties Ltd.	4,000	3,409
Ascendas Real Estate Investment Trust REIT	7,300	12,679
Capitaland Ltd.	13,000	52,300
CapitaMall Trust REIT	9,000	17,045
Chartered Semiconductor Manufacturing Ltd. *	7,000	5,833
City Developments Ltd.	5,000	41,200
ComfortDelgro Corporation Ltd.	15,000	15,711
Cosco Corp. (Singapore) Ltd.	18,000	26,877

Creative Technology Ltd	400	$2,651
DBS Group Holdings Ltd.	15,000	220,157
Fraser and Neave Ltd.	10,000	29,198
Jardine Cycle & Carriage Ltd.	1,000	9,614
Keppel Corporation Ltd.	5,000	57,154
Keppel Land Ltd.	4,000	17,947
Neptune Orient Lines Ltd.	4,000	5,428
Olam International Ltd.	19,000	26,251
Oversea-Chinese Banking Corp.	34,600	173,154
Parkway Holdings Ltd.	3,000	6,114
SembCorp Industries Ltd.	10,340	25,805
SembCorp Marine Ltd.	4,000	8,855
Singapore Airlines Ltd.	5,000	56,921
Singapore Exchange Ltd.	6,000	22,146
Singapore Land Ltd.	1,000	5,588
Singapore Post Ltd.	10,000	7,086
Singapore Press Holdings Ltd.	13,500	37,565
Singapore Technologies Engineering Ltd.	12,000	24,043
Singapore Telecommunications Ltd.	94,159	200,755
SMRT Corp Ltd.	6,000	4,649
ST Assembly Test Services Ltd. *	7,000	5,377
Suntec REIT	5,000	5,913
United Overseas Bank Ltd.	16,000	201,753
United Overseas Land Ltd.	3,000	8,455
Venture Corporation Ltd.	2,000	17,537
Want Want Holdings Ltd.	12,000	19,560
		1,374,730
Spain—3.8%
Abertis Infraestructuras SA	2,831	83,909
Acciona SA	264	49,008
Acerinox SA	2,413	73,261
ACS Actividades Construccion y Servicios	3,130	176,016
Altadis SA	3,015	157,508
Antena 3 de Television SA	1,187	27,873
Banco Bilbao Vizcaya Argentaria SA	41,109	987,631
Banco Popular Espanol SA	9,911	179,291
Banco Santander Central Hispano SA	69,434	1,292,892
Cintra Concesiones de Infraestructuras de Transporte SA	2,058	34,413
Corp Mapfre SA	7,235	32,595
Ebro Puleva SA	982	24,836
Endesa SA	9,461	447,464
Fadesa SA	570	26,384
Fomento de Construcciones Y Contratas SA	370	37,626
Gamesa Corporation Tecnologica SA	1,999	54,844
Gas Natural SDG SA	1,913	75,533
Grupo Ferrovial SA	733	71,309
Iberdrola SA	9,002	392,423
Iberia Lineas Aereas de Espana	9,947	36,176
Inditex SA	2,497	134,317
Indra Sistemas SA	1,576	38,616
NH Hoteles SA	1,493	29,539
Promotora de Informaciones SA	1,051	18,285
Repsol YPF SA	9,991	344,229
Sacyr Vallehermoso SA	1,382	81,825
Sociedad General de Aguas de Barcelona SA Class B	937	34,242
Sogecable SA *	418	14,849
Telefonica SA	52,320	1,110,752
Union Fenosa SA	1,695	83,733
Zeltia SA *	1,200	8,820
		6,160,199

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Sweden—2.5%
Alfa Laval AB	1,486	$66,921
Assa Abloy AB Class B	3,382	73,479
Atlas Copco AB—Class A †	3,347	112,223
Atlas Copco AB—Class B	3,379	109,355
Axfood AB	275	11,374
Billerud AB	333	5,913
Boliden AB	3,400	86,783
Castellum AB	1,188	15,837
D Carnegie AB	950	20,427
Electrolux AB Class B	3,241	64,716
Elekta AB—Class B	1,525	32,079
Eniro AB	2,820	37,248
Fabege AB	1,516	40,625
Getinge AB	1,588	35,598
Hennes & Mauritz AB Class B	5,724	289,090
Hoganas AB Class B	196	5,139
Holmen AB Class B	741	32,223
Husqvarna AB *	3,553	55,497
Kungsleden AB	1,110	17,024
Lundin Petroleum AB *	2,845	33,067
Modern Times Group AB—Class B *	680	44,613
Nobia AB	600	23,058
Nordea Bank AB	24,319	374,400
OMHEX AB	585	10,749
Oriflame Cosmetics SA SDR	760	31,246
Sandvik AB	12,678	183,865
SAS AB *	1,903	32,281
Scania AB Class B	1,104	77,570
Securitas AB Class B	3,488	53,935
Securitas Direct AB—Class B *	3,488	11,071
Securitas Systems AB—Class B *	3,488	14,133
Skandinaviska Enskilda Banken AB Class A	4,930	156,431
Skanska AB Class B	4,112	80,887
SKF AB	4,732	87,171
Ssab Svenskt Stal AB—Class A	2,460	58,159
Ssab Svenskt Stal AB—Class B	669	15,045
Svenska Cellulosa AB Class B	2,110	110,101
Svenska Handelsbanken AB Class A	6,416	193,837
Swedish Match AB	2,919	54,580
Tele2 AB—Class B	4,495	65,568
Telefonaktiebolaget LM Ericsson Class B	174,585	703,005
TeliaSonera AB	23,348	191,357
Trelleborg AB Class B	695	16,613
Volvo AB Class A	1,157	82,070
Volvo AB Class B	2,736	188,145
Wihlborgs Fastigheter AB	260	5,416
		4,009,924
Switzerland—6.4%
ABB Ltd.	24,621	440,577
Adecco SA	1,540	104,883
Ciba Specialty Chemicals AG	897	59,508
Clariant AG *	2,411	35,949
Compagnie Financiere Richemont AG Class A	6,108	354,229
Credit Suisse Group	13,723	956,033
Geberit AG	45	69,102
Givaudan	60	55,364
Holcim Ltd.	2,362	215,852
Kudelski SA	295	11,064
Kuehne & Nagel International AG	690	50,089

Kuoni Reisen Holding *	30	$16,031
Logitech International S.A. *	1,807	51,991
Lonza Group AG	394	33,936
Micronas Semiconductor Holdings AS *	231	5,070
Nestle SA	4,768	1,689,996
Nobel Biocare Holding AG	275	81,056
Novartis AG	27,724	1,591,464
OC Oerlikon Corp. AG *	92	45,320
Phonak Holding AG	495	39,250
PSP Swiss Property AG *	889	50,987
Rieter Holding AG	82	42,754
Roche Holding AG	8,358	1,494,256
Schindler Holding AG	697	43,646
Serono SA Class B	61	54,460
SGS SA	56	62,169
SIG Holding AG *	75	24,996
Straumann Holding AG	152	36,693
Sulzer AG	38	43,145
Swatch Group AG	503	22,413
Swatch Group AG Class B	384	84,544
Swiss Reinsurance	4,063	344,089
Swisscom AG	184	69,431
Syngenta AG *	1,305	242,238
Synthes, Inc.	697	82,800
UBS AG †	23,741	1,435,691
Zurich Financial Services AG	1,743	467,279
		10,508,355
United Kingdom—21.2%
3i Group PLC	6,539	128,963
Aegis Group PLC	10,694	29,232
Aggreko PLC	3,629	30,922
Alliance Boots PLC	9,228	151,097
Amec PLC	4,597	37,792
Amvescap PLC	8,643	100,838
Anglo American PLC	17,151	834,934
ARM Holdings PLC	16,800	41,215
Arriva PLC	2,576	38,395
AstraZeneca PLC	18,591	996,608
Aviva PLC	30,956	496,749
BG Group PLC	40,542	551,444
BAE Systems PLC	38,673	321,604
Balfour Beatty PLC	5,436	47,011
Barclays PLC	78,157	1,116,248
Barratt Developments PLC	2,314	55,800
BBA Aviation PLC	7,304	38,899
Bellway PLC	909	27,424
Berkeley Group Holdings PLC *	994	33,239
BHP Billiton PLC	29,402	538,594
Biffa PLC	4,042	24,304
Bovis Homes Group PLC	2,241	47,445
BP PLC	234,456	2,615,198
British Airways PLC *	7,179	74,041
British American Tobacco PLC	18,325	513,272
British Land Company PLC	6,454	215,981
British Sky Broadcasting PLC	15,204	155,485
Brixton PLC	3,366	37,854
BT Group PLC	99,461	587,789
Bunzl PLC	3,373	41,402
Burberry Group PLC	5,003	63,035
Cadbury Schweppes PLC	25,143	268,619
Capita Group PLC	7,666	90,921
Carnival PLC	1,994	100,760
Carphone Warehouse Group PLC	4,210	25,807
Cattles PLC	4,437	38,068
Centrica PLC	43,515	301,214
Charter PLC *	1,800	31,794

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Close Brothers Group PLC	1,677	$33,316
Cobham PLC	14,921	56,396
Collins Stewart PLC *	2,250	11,193
Compass Group PLC	24,966	141,478
Cookson Group PLC	2,753	33,760
Corus Group PLC	10,297	106,463
CSR PLC *	1,360	17,218
Daily Mail and General Trust NV Class A	3,741	52,384
Davis Service Group PLC	1,254	12,358
De La Rue PLC	2,402	30,239
Diageo PLC	32,616	641,014
DSG International PLC	21,340	79,797
Electrocomponents PLC	8,176	46,797
EMAP PLC	2,154	33,919
EMI Group PLC	10,234	53,076
Enterprise Inns PLC	3,819	100,994
Experian Group Ltd. *	11,788	138,079
First Choice Holidays PLC	6,869	38,174
FirstGroup PLC	4,584	51,430
FKI PLC	16,782	33,799
Friends Provident PLC	25,172	106,768
Galiform PLC *	5,133	13,764
Gallaher Group PLC	8,478	190,709
GKN PLC	8,292	45,021
GlaxoSmithKline PLC	69,079	1,818,743
Great Portland Estates PLC	1,047	14,187
Group 4 Securicor PLC	13,939	51,080
HSBC Holdings PLC	138,364	2,518,934
Hammerson PLC	3,245	100,022
Hanson PLC	8,373	126,205
Hays PLC	22,745	70,756
HBOS PLC	45,430	1,004,586
Hilton Group PLC	10,175	82,958
HMV Group PLC	2,784	7,780
Home Retail Group	11,948	95,943
ICAP PLC	5,949	55,613
Imi PLC	4,190	41,440
Imperial Chemical Industries PLC	13,853	122,403
Imperial Tobacco Group PLC	8,422	331,572
Inchcape PLC	5,470	54,005
Intercontinental Hotels Group PLC	4,360	107,732
International Power PLC	20,158	150,185
Intertek Testing Services Ltd.	2,153	35,067
Invensys PLC *	10,630	57,038
Investec PLC	3,600	46,342
J Sainsbury PLC	19,005	152,047
Johnson Matthey PLC	2,576	70,901
Kelda Group PLC	3,574	64,641
Kesa Electricals PLC	6,658	44,123
Kingfisher PLC	30,709	143,227
Land Securities Group PLC	5,646	256,137
Legal & General Group PLC	82,543	253,752
Liberty International PLC	3,154	86,104
Lloyds TSB Group PLC	67,538	759,452
LogicaCMG PLC	14,401	52,280
London Stock Exchange Group PLC	2,040	52,169
Man Group PLC	21,674	221,292
Marks & Spencer Group PLC	20,164	282,658
Meggitt PLC	6,030	36,508
Michael Page International PLC	3,580	31,628
Misys PLC	7,750	32,722
National Express Group PLC	2,122	46,778
National Grid PLC	31,700	458,938
Next PLC	2,759	96,999

Old Mutual PLC	63,432	$215,949
Pearson PLC	10,287	155,088
Persimmon PLC	3,204	95,623
Premier Farnell PLC	3,094	11,930
Provident Financial PLC	3,227	44,183
Prudential PLC	29,561	403,985
Punch Taverns PLC	3,041	76,062
Rank Group PLC	8,388	38,303
Reckitt Benckiser PLC	7,312	333,649
Reed Elsevier PLC	14,626	160,463
Rentokil Initial PLC	21,985	71,121
Resolution PLC	9,190	115,259
Reuters Group PLC	15,614	135,763
Rexam PLC	6,711	68,927
Rio Tinto PLC	12,469	661,001
Rolls-Royce Group PLC *	20,706	180,998
Royal Bank of Scotland Group PLC	38,209	1,487,457
Royal Dutch Shell PLC—Class B	33,094	1,157,394
SABMiller PLC	10,979	252,163
Sage Group PLC	15,508	82,037
Schroders PLC	1,387	30,270
Scottish & Newcastle PLC	9,288	101,584
Scottish & Southern Energy PLC	10,223	310,547
Scottish Power PLC	17,702	258,925
Serco Group PLC	6,037	45,047
Severn Trent PLC	2,694	77,524
Signet Group PLC	21,951	51,165
Slough Estates PLC	6,715	103,009
Smith & Nephew PLC	10,872	113,443
Smiths Group PLC	6,354	123,168
SSL International PLC	4,822	34,875
Stagecoach Group PLC	12,018	35,930
Standard Life PLC *	24,577	142,169
Tate & Lyle PLC	5,763	86,605
Taylor Woodrow PLC	7,438	61,858
Tesco PLC	93,885	742,134
Tomkins PLC	9,700	46,578
Travis Perkins PLC	1,362	52,797
Trinity Mirror PLC	2,640	24,229
Tullett Prebon PLC *	2,250	28,644
Unilever PLC	14,544	404,626
United Business Media PLC	3,388	45,823
United Utilities PLC	11,105	169,449
Vodafone Group PLC	629,337	1,738,525
Whitbread PLC	3,142	102,748
William Hill PLC	4,532	55,951
Wimpey (George) PLC	5,950	64,781
Wolseley PLC	8,141	196,395
WPP Group PLC	15,458	208,670
Xstrata PLC	7,376	367,133
Yell Group PLC	10,707	119,247
		34,644,294
TOTAL COMMON STOCKS
(Cost $103,840,752)		151,833,861

PREFERRED STOCKS—0.3%
Germany—0.3%
Henkel KGaA	668	98,074
Porsche AG †	107	135,742
ProSieben SAT.1 Media AG	783	25,605
RWE AG	479	45,385
Volkswagen AG	1,215	90,696
		395,502

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
PREFERRED STOCKS—(Continued)
Italy—0.0%
Unipol SpA Preferred	16,591	$53,670
TOTAL PREFERRED STOCKS
(Cost $282,530)		449,172

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.3%
U.S. Treasury Bills—0.3%
U.S. Treasury Bill
4.850%	03/08/2007	**	$225,000	222,939
4.850%	03/08/2007	**	40,000	39,650
4.825%	03/08/2007	**	30,000	29,727
4.816%	03/08/2007	**	25,000	24,772
4.812%	03/08/2007	**	100,000	99,091
4.805%	03/08/2007	**	60,000	59,455
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $475,634)				475,634

RIGHTS—0.0%
Singapore—0.0%
Allgreen Properties, Ltd., Rights, Expires TBD
(Cost $555)
0.000%	01/15/2007		2,000	873

CASH EQUIVALENTS—3.8%
Bank & Certificate Deposits/ Offshore Time Deposits—3.7%
Abbey National PLC
5.280%	01/05/2007	††	93,468	93,468
BancoBilbao Vizcaya Argentaria SA
5.310%	01/03/2007	††	93,468	93,468
Bank Of Nova Scotia
5.300%	02/27/2007	††	116,836	116,836
Bank Of Nova Scotia
5.290%	02/06/2007	††	70,101	70,101
Bank Of Nova Scotia
5.290%	01/30/2007	††	46,734	46,734
Barclays
5.320%	02/13/2007	††	46,734	46,734
Barclays
5.310%	02/20/2007	††	116,836	116,836
Barclays
5.300%	01/02/2007	††	116,836	116,836
Barton Capital LLC
5.300%	01/17/2007	††	46,734	46,734
Barton Capital LLC
5.300%	01/17/2007	††	70,101	70,101
Calyon
5.310%	02/16/2007	††	46,734	46,734
Calyon
5.300%	02/05/2007	††	140,203	140,203
Canadian Imperial Bank of Commerce
5.310%	01/29/2007	††	140,203	140,203
Charta LLC
5.300%	01/31/2007	††	91,522	91,522
CIESCO
5.310%	01/04/2007	††	60,850	60,850

Coupon Rate	Maturity Date		Face	Value
Citigroup
5.310%	03/16/2007	††	$46,734	$46,734
Clipper Receivables Corp
5.300%	01/31/2007	††	46,734	46,734
Compass Securitization
5.300%	01/09/2007	††	70,101	70,101
CRC Funding LLC
5.340%	01/23/2007	††	23,367	23,367
CRC Funding LLC
5.300%	01/10/2007	††	68,224	68,224
Credit Suisse First Boston Corporation
5.300%	01/12/2007	††	93,468	93,468
Credit Suisse First Boston Corporation
5.300%	01/05/2007	††	46,734	46,734
Dexia Group
5.290%	01/16/2007	††	116,836	116,836
Fairway Finance
5.300%	01/09/2007	††	56,081	56,081
Falcon Asset Securitization Corporation
5.340%	01/22/2007	††	46,734	46,734
Fortis Bank
5.320%	01/03/2007	††	46,734	46,734
Fortis Bank
5.300%	01/26/2007	††	186,937	186,937
Fortis Bank
5.300%	01/24/2007	††	163,570	163,570
Fortis Bank
5.300%	01/02/2007	††	46,734	46,734
General Electric Capital Corporation
5.300%	01/26/2007	††	93,468	93,468
Greyhawk Funding
5.310%	01/12/2007	††	46,734	46,734
HBOS Halifax Bank of Scotland
5.310%	03/14/2007	††	116,836	116,836
HBOS Halifax Bank of Scotland
5.300%	01/08/2007	††	46,734	46,734
Kitty Hawk Funding Corp
5.340%	01/10/2007	††	70,101	70,101
Lexington Parker Cap Comp
5.300%	01/05/2007	††	46,734	46,734
Liberty Street
5.310%	01/17/2007	††	46,734	46,734
Lloyds TSB Bank
5.300%	02/26/2007	††	46,734	46,734
Marshall & Ilsley Bank Corporation
5.300%	03/19/2007	††	46,734	46,734
Merrill Lynch & Co
5.300%	01/02/2007	††	817,849	817,849
Morgan Stanley & Co
5.300%	01/02/2007	††	573,004	573,004
Old Line Funding LLC
5.350%	01/04/2007	††	46,734	46,734
Paradigm Funding LLC
5.310%	01/17/2007	††	46,734	46,734
Park Avenue Receivables Corp
5.330%	01/18/2007	††	46,734	46,734
Rabobank Nederland
5.250%	01/02/2007	††	140,203	140,203
Ranger Funding
5.330%	02/08/2007	††	46,734	46,734
Ranger Funding
5.320%	01/04/2007	††	46,734	46,734
Royal Bank of Canada
5.310%	02/14/2007	††	93,468	93,468
Royal Bank of Scotland
5.310%	01/11/2007	††	46,734	46,734

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2006

Vantagepoint Overseas
Equity Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Royal Bank of Scotland
5.290%	02/09/2007	††	$46,734	$46,734
Royal Bank of Scotland
5.290%	01/16/2007	††	70,101	70,101
Royal Bank of Scotland
5.280%	01/11/2007	††	116,836	116,836
Sheffiled Receivables Corp
5.360%	01/11/2007	††	70,101	70,101
Sheffiled Receivables Corp
5.300%	01/12/2007	††	46,734	46,734
Societe Generale
5.310%	01/02/2007	††	116,836	116,836
Societe Generale
5.290%	02/01/2007	††	116,836	116,836
Societe Generale
5.270%	01/19/2007	††	116,836	116,836
Svenska Handlesbanken
5.250%	01/02/2007	††	53,634	53,634
Three Pillars Funding LLC
5.380%	01/02/2007	††	69,927	69,927
UBS AG
5.300%	01/04/2007	††	46,734	46,734
UBS AG
5.290%	01/02/2007	††	93,468	93,468
Variable Funding Capital Co
5.310%	02/02/2007	††	46,735	46,735
Variable Funding Capital Co
5.290%	01/04/2007	††	46,735	46,735
Yorktown Capital LLC
5.330%	01/16/2007	††	46,735	46,735
Yorktown Capital LLC
5.300%	01/10/2007	††	46,735	46,735
				5,973,802
Floating Rate Instruments/Master Notes—0.1%
Bank of America
5.310%	07/10/2007	††	116,836	116,836
Bank of America
5.270%	01/09/2007	††	93,468	93,468
				210,304
TOTAL CASH EQUIVALENTS
(Cost $6,184,106)				6,184,106

REPURCHASE AGREEMENTS—5.3%
United States—5.3%
IBT Repurchase Agreement dated 12/29/2006 due 01/02/2007, with a maturity value of $8,675,351 and an effective yield of 4.65% collateralized by U.S. Government Obligations with a rate of 8.05%, a maturity date of 10/25/2029 and an aggregate market value of $9,104,415			8,670,871	8,670,871
TOTAL INVESTMENTS—102.7%
(Cost $119,454,448)				167,614,517
Other assets less liabilities—(2.7%)				(4,392,639)
NET ASSETS—100.0%				$163,221,878

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

Percentage of Portfolio by Industry (unaudited):

Banking	17.6%
Oil & Gas	7.2%
Pharmaceuticals	6.0%
Telephone Systems	5.5%
Miscellaneous	5.5%
Insurance	5.2%
Beverages, Food & Tobacco	4.9%
Electric Utilities	4.2%
Automotive	4.0%
Commercial Services	3.9%
Metals	3.8%
Bank & Certificate Deposits/Offshore Time Deposits	3.6%
Electronics	3.4%
Financial Services	3.0%
Real Estate	2.8%
Chemicals	2.2%
Transportation	1.9%
Retailers	1.8%
Media—Broadcasting & Publishing	1.5%
Building Materials	1.4%
Heavy Machinery	1.3%
Computer Software & Processing	1.1%
Food Retailers	1.1%
Communications	1.1%
Computers & Information	0.9%
Medical Supplies	0.7%
Cosmetics & Personal Care	0.7%
Entertainment & Leisure	0.6%
Heavy Construction	0.5%
Mining	0.5%
Textiles, Clothing & Fabrics	0.5%
Home Construction, Furnishings & Appliances	0.5%
Aerospace & Defense	0.5%
Forest Products & Paper	0.4%
Water Companies	0.4%
Apparel Retailers	0.4%
Airlines	0.3%
Advertising	0.3%
Lodging	0.3%
Restaurants	0.3%
U.S. Treasury Bills	0.3%
Electrical Equipment	0.2%
Distribution/Wholesale	0.2%
Containers & Packaging	0.1%
Floating Rate Instruments/Master Notes	0.1%
Education	0.0%
Public Administration	0.0%
Household Products	0.0%
Industrial—Diversified	0.0%
Health Care Providers	0.0%
TOTAL INVESTMENTS	102.7%
Other assets less liabilities	(2.7)%
TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Model Portfolio Savings Oriented Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	8,966,603	$87,424,377
Vantagepoint Equity Income Fund	2,964,505	29,348,601
Vantagepoint Growth & Income Fund	2,549,779	29,296,961
Vantagepoint International Fund	1,181,877	14,856,191
Vantagepoint Short-Term Bond Fund	10,475,885	102,244,633
Vantagepoint US Government Securities Fund	2,907,401	29,161,231
		292,331,994
TOTAL INVESTMENTS—100.0%
(Cost $285,235,540)		292,331,994
Other assets less liabilities—(0.0%)		(44,744)
NET ASSETS—100.0%		$292,287,250

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	2,140,989	$27,511,705
Vantagepoint Core Bond Index Fund Class I	16,867,135	164,454,563
Vantagepoint Equity Income Fund	5,291,678	52,387,617
Vantagepoint Growth & Income Fund	4,552,325	52,306,219
Vantagepoint Growth Fund	4,308,347	41,187,800
Vantagepoint International Fund	3,775,745	47,461,118
Vantagepoint Short-Term Bond Fund	16,877,587	164,725,252
		550,034,274
TOTAL INVESTMENTS—100.0%
(Cost $501,900,119)		550,034,274
Other assets less liabilities—(0.0%)		(68,221)
NET ASSETS—100.0%		$549,966,053

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	10,376,365	$133,336,286
Vantagepoint Core Bond Index Fund Class I	26,966,691	262,925,235
Vantagepoint Equity Income Fund	12,432,440	123,081,158
Vantagepoint Growth & Income Fund	16,163,681	185,720,691
Vantagepoint Growth Fund	19,408,002	185,540,495
Vantagepoint International Fund	14,072,408	176,890,162
Vantagepoint Short-Term Bond Fund	27,013,068	263,647,539
		1,331,141,566
TOTAL INVESTMENTS—100.0%
(Cost $1,143,793,169)		1,331,141,566
Other assets less liabilities—(0.0%)		(129,734)
NET ASSETS—100.0%		$1,331,011,832

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	17,037,258	$218,928,772
Vantagepoint Core Bond Index Fund Class I	29,864,694	291,180,765
Vantagepoint Equity Income Fund	17,527,805	173,525,267
Vantagepoint Growth & Income Fund	23,577,912	270,910,214
Vantagepoint Growth Fund	28,207,555	269,664,228
Vantagepoint International Fund	19,637,711	246,846,022
		1,471,055,268
TOTAL INVESTMENTS—100.0%
(Cost $1,240,658,300)		1,471,055,268
Other assets less liabilities—(0.0%)		(137,051)
NET ASSETS—100.0%		$1,470,918,217

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Model Portfolio All-Equity Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	7,189,803	$92,388,963
Vantagepoint Equity Income Fund	6,587,377	65,215,031
Vantagepoint Growth & Income Fund	7,292,776	83,793,994
Vantagepoint Growth Fund	13,563,333	129,665,463
Vantagepoint International Fund	7,945,411	99,873,813
		470,937,264
TOTAL INVESTMENTS—100.0%
(Cost $393,210,640)		470,937,264
Other assets less liabilities—(0.0%)		(49,637)
NET ASSETS—100.0%		$470,887,627

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Milestone Retirement Income Fund	Shares	Value
MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	810,055	$7,898,037
Vantagepoint Equity Income Fund	227,134	2,248,628
Vantagepoint Growth & Income Fund	293,239	3,369,311
Vantagepoint International Fund	89,579	1,126,011
Vantagepoint Short-Term Bond Fund	809,803	7,903,675
		22,545,662
TOTAL INVESTMENTS—100.1%
(Cost $22,321,123)		22,545,662
Other assets less liabilities—(0.1%)		(11,298)
NET ASSETS—100.0%		$22,534,364

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Milestone 2010 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,572,790	$15,334,705
Vantagepoint Equity Income Fund	487,870	4,829,913
Vantagepoint Growth & Income Fund	983,124	11,296,091
Vantagepoint Growth Fund	176,818	1,690,378
Vantagepoint International Fund	273,788	3,441,511
Vantagepoint Short-Term Bond Fund	1,220,659	11,913,627
		48,506,225
TOTAL INVESTMENTS—100.0%
(Cost $47,278,625)		48,506,225
Other assets less liabilities—(0.0%)		(23,008)
NET ASSETS—100.0%		$48,483,217

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Milestone 2015 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,304,260	$22,466,535
Vantagepoint Equity Income Fund	790,132	7,822,309
Vantagepoint Growth & Income Fund	2,180,569	25,054,738
Vantagepoint Growth Fund	501,462	4,793,976
Vantagepoint International Fund	725,119	9,114,744
Vantagepoint Mid/Small Company Index Fund Class I	249,464	4,121,141
Vantagepoint Short-Term Bond Fund	1,128,053	11,009,800
		84,383,243
TOTAL INVESTMENTS—100.0%
(Cost $81,064,173)		84,383,243
Other assets less liabilities—(0.0%)		(25,791)
NET ASSETS—100.0%		$84,357,452

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Milestone 2020 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,494,173	$14,568,189
Vantagepoint Equity Income Fund	566,433	5,607,688
Vantagepoint Growth & Income Fund	1,794,089	20,614,077
Vantagepoint Growth Fund	413,753	3,955,481
Vantagepoint International Fund	666,822	8,381,956
Vantagepoint Mid/Small Company Index Fund Class I	316,439	5,227,576
Vantagepoint Short-Term Bond Fund	417,132	4,071,211
		62,426,178
TOTAL INVESTMENTS—100.0%
(Cost $59,433,603)		62,426,178
Other assets less liabilities—(0.0%)		(24,435)
NET ASSETS—100.0%		$62,401,743

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Milestone 2025 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,044,166	$10,180,619
Vantagepoint Equity Income Fund	442,999	4,385,692
Vantagepoint Growth & Income Fund	1,530,091	17,580,751
Vantagepoint Growth Fund	349,104	3,337,434
Vantagepoint International Fund	599,860	7,540,244
Vantagepoint Mid/Small Company Index Fund Class I	306,691	5,066,533
Vantagepoint Short-Term Bond Fund	75,349	735,411
		48,826,684
TOTAL INVESTMENTS—100.0%
(Cost $46,369,872)		48,826,684
Other assets less liabilities—(0.0%)		(22,981)
NET ASSETS—100.0%		$48,803,703

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Milestone 2030 Fund	Shares	Value
MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	442,673	$4,316,061
Vantagepoint Equity Income Fund	217,803	2,156,254
Vantagepoint Growth & Income Fund	860,059	9,882,073
Vantagepoint Growth Fund	199,704	1,909,171
Vantagepoint International Fund	361,128	4,539,382
Vantagepoint Mid/Small Company Index Fund Class I	194,930	3,220,249
		26,023,190
TOTAL INVESTMENTS—100.1%
(Cost $24,672,226)		26,023,190
Other assets less liabilities—(0.1%)		(16,028)
NET ASSETS—100.0%		$26,007,162

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Milestone 2035 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	195,008	$1,901,327
Vantagepoint Equity Income Fund	120,961	1,197,511
Vantagepoint Growth & Income Fund	564,590	6,487,140
Vantagepoint Growth Fund	134,697	1,287,703
Vantagepoint International Fund	253,594	3,187,676
Vantagepoint Mid/Small Company Index Fund Class I	142,965	2,361,775
		16,423,132
TOTAL INVESTMENTS—100.0%
(Cost $15,740,767)		16,423,132
Other assets less liabilities—(0.0%)		(5,521)
NET ASSETS—100.0%		$16,417,611

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2006

Vantagepoint Milestone 2040 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	131,226	$1,279,451
Vantagepoint Equity Income Fund	89,717	888,196
Vantagepoint Growth & Income Fund	441,724	5,075,405
Vantagepoint Growth Fund	106,180	1,015,081
Vantagepoint International Fund	201,886	2,537,703
Vantagepoint Mid/Small Company Index Fund Class I	115,210	1,903,276
		12,699,112
TOTAL INVESTMENTS—100.0%
(Cost $12,398,068)		12,699,112
Other assets less liabilities—0.0%		369
NET ASSETS—100.0%		$12,699,481

See accompanying notes to financial statements.

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VANTAGEPOINT FUNDS

777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG
ANR000-001-200702-214

Item 2 (Code of Ethics):

Sub-item 2a. The board of directors of the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, and to persons performing similar functions.

Sub-item 2c. Not applicable.

Sub-item 2d. Not applicable.

Sub-item 2e. Not applicable.

Item 3 (Audit Committee Financial Expert): Two members of the audit committee of the registrant have been determined by its board of directors to be audit committee financial experts. The audit committee financial experts of the registrant are Arthur Lynch and Anthony Calhoun, both of whom are independent under the applicable rules.

Item 4 (Principal Accountant Fees and Services):

Sub-item 4a  (Audit Fees). The aggregate fees billed for professional services rendered by the registrant’s principal accountant, PricewaterhouseCoopers LLP, for audits of the registrant’s financial statements were $327,200 and $309,800 in 2006 and 2005, respectively.

Sub-item 4b  (Audit Related Fees). Not applicable.

Sub-item 4c  (Tax Fees). The aggregate fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning were $112,800 and $106,430 in 2006 and 2005, respectively.  These services covered preparation of the registrant’s income tax and excise tax returns, and also included related tax provision work.

Sub-item 4d  (All Other Fees). Not applicable.

Sub-item 4e(1). The registrant’s audit committee pre-approves all audit and non-audit services to be performed by the registrant’s accountant before they are engaged to perform such services.

Sub-item 4e(2). The registrant’s audit committee approved 100% of the services described in Sub-item 4c.

Sub-item 4f. Not applicable.

Sub-item 4g. Not applicable.

Sub-item 4h. Not applicable.

Item 5 (Audit Committee of Listed Registrants): Not applicable to this registrant.

Item 6 (Schedule of Investments): Not applicable; included under Item 1.

Item 7        (Disclosure of Proxy Voting Policies & Procedures for Closed-end Management

Investment Companies): Not applicable to this registrant.

Item 8        (Purchases of Equity Securities by Closed-End Management Investment Company and

Affiliated Purchasers): Not applicable to this registrant.

Item 9        (Purchases of Equity Securities by Closed-End Management Investment Company and

Affiliated Purchasers): Not applicable to this registrant.

Item 10      (Submission of Matters to a Vote of Security Holders): Not applicable; no material changes.

Item 11      (Controls and Procedures):

Sub-item 11a. The principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 11b. There was no change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12       (Exhibits):

Sub-item 12a(1). The code of ethics exhibit is attached.

Sub-item 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:         /s/ Joan McCallen

Joan McCallen, Principal Executive Officer

Date       March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:         /s/ Joan McCallen

Joan McCallen, Principal Executive Officer

Date       March 1, 2007

By:         /s/ Gerard P. Maus

Gerard P. Maus, Principal Financial Officer

Date March 1, 2007